UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
REIT	Real Estate Investment Trust
CDOR	Canadian Dollar Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollar
AUD	Australian Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
«	Security pledged as collateral for Futures Contracts.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
(r)	The adjustable rate shown is effective as of October 31, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
~	Security pledged as collateral for Swap Agreements.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Enhanced U.S. Large Company Portfolio vs.

S&P 500® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

U.S. Large Cap Equity Portfolio vs.

Russell 1000® Index

June 25, 2013-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Value Portfolio vs.

Russell 1000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Targeted Value Portfolio — Institutional Class vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Targeted Value Portfolio — Class R1 vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Targeted Value Portfolio — Class R2 vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Value Portfolio vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Core Equity 1 Portfolio vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Vector Equity Portfolio vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Portfolio vs.

Russell 2000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Micro Cap Portfolio vs.

Russell 2000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. High Relative Profitability Portfolio vs.

Russell 1000® Index

May 16, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DFA Real Estate Securities Portfolio vs.

S&P 500® Index, Dow Jones U.S. Select REIT Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

© 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

9

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021
Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500® Index. This strategy uses S&P 500® Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2021, 100% of the equity exposure consisted of S&P 500® Index futures contracts. The behavior of S&P 500® Index futures contracts is determined principally by the performance of the S&P 500® Index.

For the 12 months ended October 31, 2021, total returns were 41.82% for the Portfolio and 42.91% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio’s underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. Realized term premiums were generally negative for government securities during the period. As such, the fixed income component’s allocation to government securities with maturities longer than two-years detracted from performance. Realized credit premiums were positive for the period, resulting in the fixed income component’s allocation to corporate securities contributing positively to performance. However, in combination, the fixed income component underperformed the financing cost of the S&P 500® Index futures contracts that the Portfolio purchased throughout the year.

10

U.S. Large Cap Equity Portfolio

The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. large-cap securities with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 700 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 42.42% for the Portfolio and 43.51% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on large-cap stocks with higher profitability detracted from performance relative to the benchmark, as these stocks generally underperformed.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2021, the Master Fund held approximately 370 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 48.68% for the Portfolio and 43.76% for the Russell 1000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Master Fund’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Master Fund’s emphasis on stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts for the period. Additionally, the Master Fund’s exclusion of highly regulated utilities contributed positively to relative performance, as utilities generally underperformed.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,390 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 72.74% for the Portfolio’s Class R1 shares, 72.45% for the Portfolio’s Class R2 shares, 72.95% for the Portfolio’s Institutional Class shares, and 64.30% for the Russell 2000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Portfolio’s exclusion of highly regulated utilities also contributed positively to relative performance, as utilities generally underperformed.

11

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,030 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 73.01% for the Portfolio and 64.30% for the Russell 2000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Portfolio’s exclusion of highly regulated utilities also contributed positively to relative performance, as utilities generally underperformed.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,510 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 45.50% for the Portfolio and 43.90% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks also contributed positively to relative performance.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,560 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 47.35% for the Portfolio and 43.90% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks also contributed positively to relative performance.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and

12

higher-profitability stocks relative to the market. The Portfolio’s increased exposure to small-cap and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,400 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 54.98% for the Portfolio and 43.90% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks also contributed positively to relative performance.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,010 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 58.30% for the Portfolio and 50.80% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excludes stocks with the lowest profitability and highest relative price.

Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,600 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 64.00% for the Portfolio and 50.80% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on micro-cap stocks contributed positively to performance relative to the benchmark, as micro-caps outperformed other small-caps. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those stocks underperformed. Additionally, the Portfolio’s exclusion of stocks with high asset growth contributed positively to relative performance, as those stocks underperformed.

U.S. High Relative Profitability Portfolio

The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification

13

with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2021, the Portfolio held approximately 180 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 35.42% for the Portfolio and 43.51% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s focus on stocks with high profitability detracted from performance relative to the benchmark, as stocks with high profitability generally underperformed stocks with low profitability for the period.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2021, the Portfolio held approximately 160 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 47.01% for the Portfolio, 42.91% for the S&P 500® Index, and 56.10 % for the Dow Jones U.S. Select REIT IndexSM, the Portfolio’s benchmarks. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT IndexSM detracted from the Portfolio’s performance relative to the benchmark, most notably among tower and data center REITs. The Portfolio includes tower REITs, which are excluded by the benchmark, as well as data center REITs, which are held by the benchmark at a lower weight, and these securities generally underperformed.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,099.70	0.15%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77

U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,092.90	0.14%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,040.00	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,050.60	0.43%	$2.22
Class R2 Shares	$1,000.00	$1,049.70	0.58%	$3.00
Institutional Class Shares	$1,000.00	$1,051.10	0.33%	$1.71
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,023.04	0.43%	$2.19
Class R2 Shares	$1,000.00	$1,022.28	0.58%	$2.96
Institutional Class Shares	$1,000.00	$1,023.54	0.33%	$1.68

U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,047.80	0.42%	$2.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,080.70	0.15%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77

U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,076.50	0.19%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,050.70	0.29%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,047.30	0.33%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.33%	$1.68

U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,053.70	0.46%	$2.38
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35

U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,081.40	0.24%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,119.30	0.18%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021 (September 27, 2021 with respect to the U.S. Micro Cap Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	0.7%
Communications	1.1%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	3.9%
Energy	2.9%
Financial	25.7%
Foreign Government	24.0%
Industrial	1.4%
Supranational	8.3%
Technology	3.5%
U.S. Government	22.9%
Utilities	0.7%

100.0%

18

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	10.3%
Consumer Discretionary	12.1%
Consumer Staples	5.9%
Energy	3.0%
Financials	12.3%
Health Care	13.3%
Industrials	11.0%
Information Technology	26.3%
Materials	3.7%
Real Estate	0.2%
Utilities	1.9%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	8.4%
Consumer Discretionary	12.7%
Consumer Staples	5.8%
Energy	3.3%
Financials	14.3%
Health Care	11.9%
Industrials	12.4%
Information Technology	24.5%
Materials	4.1%
Real Estate	0.3%
Utilities	2.3%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.6%
Consumer Discretionary	14.2%
Consumer Staples	3.8%
Energy	3.6%
Financials	20.4%
Health Care	12.1%
Industrials	20.7%
Information Technology	13.2%
Materials	6.1%
Real Estate	0.5%
Utilities	2.8%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.8%
Consumer Discretionary	13.8%
Consumer Staples	4.7%
Energy	8.0%
Financials	28.2%
Health Care	4.5%
Industrials	19.2%
Information Technology	8.4%
Materials	8.9%
Real Estate	1.0%
Utilities	0.5%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	7.2%
Consumer Discretionary	12.9%
Consumer Staples	5.6%
Energy	3.2%
Financials	14.9%
Health Care	11.8%
Industrials	14.0%
Information Technology	23.8%
Materials	4.5%
Real Estate	0.4%
Utilities	1.7%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	12.5%
Consumer Staples	4.1%
Energy	6.2%
Financials	23.5%
Health Care	10.9%
Industrials	18.9%
Information Technology	12.0%
Materials	5.9%
Real Estate	1.0%
Utilities	2.1%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.6%
Consumer Discretionary	13.5%
Consumer Staples	4.5%
Energy	8.9%
Financials	28.5%
Health Care	3.8%
Industrials	20.9%
Information Technology	7.4%
Materials	8.7%
Real Estate	0.6%
Utilities	0.6%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.3%
Consumer Discretionary	12.1%
Consumer Staples	4.8%
Energy	6.1%
Financials	22.9%
Health Care	10.5%
Industrials	17.6%
Information Technology	11.6%
Materials	6.3%
Real Estate	0.7%
Utilities	1.1%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	3.4%
Consumer Discretionary	17.1%
Consumer Staples	11.6%
Energy	0.3%
Financials	3.4%
Health Care	15.1%
Industrials	12.6%
Information Technology	34.7%
Materials	1.7%
Utilities	0.1%

100.0%

19

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face Amount^	Value†
			(000)
BONDS — (76.4%)
AUSTRALIA — (0.3%)
Glencore Funding LLC
#Ω	4.625%, 04/29/24		1,150	$1,241,178

CANADA — (20.1%)
Bank of Montreal
	2.270%, 07/11/22	CAD	5,000	4,085,852
Canadian Government Bond
	0.250%, 04/01/24	CAD	14,000	11,071,154
National Bank of Canada
	2.100%, 02/01/23		3,500	3,563,865
Province of Alberta Canada
#	3.350%, 11/01/23		3,000	3,161,823
	3.100%, 06/01/24	CAD	6,000	5,060,197
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	2,500	3,423,149
	3.300%, 06/02/24	CAD	8,000	6,779,703
Province of Ontario Canada
	3.500%, 06/02/24	CAD	13,000	11,070,798
Province of Quebec Canada
	2.250%, 02/22/24	CAD	13,500	11,162,153
PSP Capital, Inc.
	2.090%, 11/22/23	CAD	2,500	2,056,238
Royal Bank of Canada
	2.949%, 05/01/23	CAD	2,750	2,281,260
	2.333%, 12/05/23	CAD	7,000	5,770,645
Suncor Energy, Inc.
	2.800%, 05/15/23		2,000	2,059,844
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	14,500	12,052,246

TOTAL CANADA				83,598,927

FRANCE — (4.1%)
BNP Paribas SA
Ω	2.950%, 05/23/22		500	506,995
BPCE SA
Ω	3.000%, 05/22/22		4,000	4,056,934
Caisse d’Amortissement de la Dette Sociale
	3.375%, 03/20/24		11,000	11,688,710
Credit Agricole SA
Ω	3.375%, 01/10/22		405	407,336
Societe Generale SA
Ω	3.875%, 03/28/24		500	530,898

TOTAL FRANCE				17,190,873

GERMANY — (4.4%)
Daimler Finance North America LLC
Ω	2.550%, 08/15/22		1,750	1,779,182

			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Ω	3.250%, 08/01/24		1,750	$1,852,640
Deutsche Bank AG
#	3.950%, 02/27/23		2,350	2,441,815
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	104,000	12,297,407

TOTAL GERMANY				18,371,044

JAPAN — (3.2%)
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		1,000	1,012,347
Mitsubishi UFJ Financial Group, Inc.
	2.998%, 02/22/22		500	504,086
	2.665%, 07/25/22		1,000	1,016,270
	3.455%, 03/02/23		1,000	1,037,431
Mizuho Financial Group, Inc.
	2.601%, 09/11/22		3,000	3,055,277
Nissan Motor Acceptance Corp.
Ω	2.600%, 09/28/22		320	325,274
Ω	3.450%, 03/15/23		2,350	2,425,058
Sumitomo Mitsui Financial Group, Inc.
	3.102%, 01/17/23		500	514,906
	3.748%, 07/19/23		2,000	2,104,697
	2.696%, 07/16/24		1,100	1,146,397
Toyota Motor Credit Corp.
	0.750%, 07/21/22	EUR	210	244,838

TOTAL JAPAN				13,386,581

NETHERLANDS — (1.4%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,648,812
Shell International Finance BV
	1.250%, 03/15/22	EUR	2,000	2,326,519

TOTAL NETHERLANDS				5,975,331

NEW ZEALAND — (2.9%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	17,600	12,128,859

NORWAY — (2.9%)
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	99,000	12,157,995

SINGAPORE — (2.9%)
Singapore Government Bond
	2.000%, 02/01/24	SGD	15,200	11,552,338

20

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	SINGAPORE — (Continued)
	Temasek Financial I Ltd.
	0.500%, 03/01/22	EUR	500	$579,444

	TOTAL SINGAPORE			12,131,782

	SPAIN — (0.7%)
	Banco Santander SA
	2.706%, 06/27/24		1,200	1,251,342
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,543,689

	TOTAL SPAIN			2,795,031

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.2%)
	European Investment Bank
	1.500%, 01/26/24	NOK	104,720	12,412,145
	Inter-American Development Bank
	3.000%, 02/21/24		7,000	7,375,060
	International Bank for Reconstruction & Development
	2.500%, 01/24/24	NZD	16,000	11,494,851
	Nordic Investment Bank
	1.875%, 04/10/24	NOK	25,000	2,982,013

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			34,264,069

	SWEDEN — (0.4%)
	Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23		1,585	1,581,782

	SWITZERLAND — (0.9%)
	UBS AG
Ω	0.700%, 08/09/24		3,750	3,726,124

	UNITED KINGDOM — (2.5%)
	CNH Industrial Capital LLC
	4.375%, 04/05/22		940	954,229
	1.950%, 07/02/23		1,094	1,114,065
	HSBC Holdings PLC
	3.600%, 05/25/23		2,450	2,560,825
	HSBC USA, Inc.
	3.500%, 06/23/24		1,100	1,172,699
	Lloyds Banking Group PLC
	3.000%, 01/11/22		1,000	1,005,114
	NatWest Markets PLC
#Ω	2.375%, 05/21/23		2,000	2,051,652
Ω	0.800%, 08/12/24		1,650	1,633,948

	TOTAL UNITED KINGDOM			10,492,532

			Face Amount^	Value†
			(000)

	UNITED STATES — (21.5%)
	AbbVie, Inc.
#	2.900%, 11/06/22		2,000	$2,045,457
	Aetna, Inc.
	2.750%, 11/15/22		221	224,810
	Air Lease Corp.
	2.250%, 01/15/23		1,610	1,638,338
	Allstate Corp.
#	3.150%, 06/15/23		852	888,366
	American Express Co.
	2.500%, 08/01/22		2,231	2,261,129
	American Honda Finance Corp.
	2.150%, 09/10/24		2,250	2,323,832
	Aon Corp.
#	2.200%, 11/15/22		3,000	3,050,290
	Apple, Inc.
	1.000%, 11/10/22	EUR	4,000	4,691,260
	Booking Holdings, Inc.
	2.750%, 03/15/23		2,000	2,055,598
	Boston Scientific Corp.
	3.375%, 05/15/22		733	744,454
	Bunge Ltd. Finance Corp.
	3.000%, 09/25/22		200	204,070
	Capital One Financial Corp.
	3.200%, 01/30/23		2,000	2,060,955
	Cardinal Health, Inc.
	3.079%, 06/15/24		2,750	2,885,703
	Cigna Corp.
	3.750%, 07/15/23		1,082	1,135,485
	Constellation Brands, Inc.
	3.200%, 02/15/23		1,500	1,544,490
	Dollar Tree, Inc.
	3.700%, 05/15/23		2,689	2,802,977
	Eastman Chemical Co.
	3.500%, 12/01/21		200	200,484
	eBay, Inc.
	2.750%, 01/30/23		2,400	2,459,562
	General Motors Financial Co., Inc.
	3.550%, 07/08/22		837	854,142
	Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	1,049,480
	4.125%, 05/30/23		500	524,740
	Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,039,170
	4.000%, 06/01/23		1,500	1,572,655
	Goldman Sachs Group, Inc.
	3.625%, 01/22/23		2,000	2,073,148
	3.200%, 02/23/23		1,500	1,545,299
	Intercontinental Exchange, Inc.
	0.700%, 06/15/23		3,500	3,503,500

21

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	International Business Machines Corp.
	3.000%, 05/15/24	1,500	$1,578,243
	Kinder Morgan Energy Partners LP
#	3.950%, 09/01/22	707	721,288
	Kroger Co.
	2.800%, 08/01/22	1,500	1,524,167
	Marathon Petroleum Corp.
	4.500%, 05/01/23	1,200	1,260,539
	Micron Technology, Inc.
	2.497%, 04/24/23	2,650	2,723,005
	Morgan Stanley
	3.125%, 01/23/23	3,100	3,196,486
	Mylan, Inc.
Ω	3.125%, 01/15/23	2,650	2,725,455
	NextEra Energy Capital Holdings, Inc.
	0.650%, 03/01/23	3,000	3,003,374
	Oracle Corp.
#	2.500%, 10/15/22	2,500	2,545,645
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	608,214
	Ryder System, Inc.
	2.875%, 06/01/22	1,984	2,007,516
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	1,000	1,055,883
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,745,494
	Southwest Airlines Co.
	4.750%, 05/04/23	3,000	3,174,587
	Stellantis NV
	5.250%, 04/15/23	1,000	1,062,760
	Sysco Corp.
	2.600%, 06/12/22	500	506,336

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Valero Energy Corp.
2.700%, 04/15/23	2,500	$2,571,005
VF Corp.
# 2.050%, 04/23/22	3,500	3,526,452
VMware, Inc.
2.950%, 08/21/22	2,764	2,810,338
Waste Management, Inc.
2.400%, 05/15/23	900	922,523
Williams Cos., Inc.
3.700%, 01/15/23	3,000	3,084,866

TOTAL UNITED STATES		89,733,570

TOTAL BONDS		318,775,678

U.S. TREASURY OBLIGATIONS — (22.7%)
U.S. Treasury Notes
1.875%, 02/28/22	24,500	24,645,240
« 2.125%, 03/31/24	15,000	15,531,445
« 0.375%, 04/15/24	22,000	21,849,609
0.250%, 05/15/24	2,000	1,978,984
0.250%, 06/15/24	22,000	21,744,766
0.375%, 09/15/24	9,100	9,007,578

TOTAL U.S. TREASURY OBLIGATIONS		94,757,622

TOTAL INVESTMENT SECURITIES (Cost $415,605,639)		413,533,300

	Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	316,714	3,664,384

TOTAL INVESTMENTS — (100.0%) (Cost $419,269,947)		$417,197,684

As of October 31, 2021, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 7,931,118	EUR	6,819,393	Morgan Stanley and Co. International	01/10/22	$33,379
USD 3,458,458	GBP	2,521,850	Royal Bank of Canada	01/13/22	6,113
NZD 340,041	USD	242,939	Goldman Sachs International	01/19/22	408

Total Appreciation					$39,900

22

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 11,707,358	SGD	15,819,603	Citibank NA	11/05/21	$(23,744)
USD 39,852,948	NOK	343,192,267	Bank of America Corp.	11/08/21	(770,793)
CAD 1,038,810	USD	841,633	Citibank NA	12/29/21	(2,130)
USD 70,809,177	CAD	89,883,782	State Street Bank and Trust	12/29/21	(1,829,433)
USD 207,923	NZD	290,907	Goldman Sachs International	01/19/22	(262)
USD 23,682,114	NZD	33,154,853	Morgan Stanley and Co. International	01/19/22	(44,817)

Total (Depreciation)					$(2,671,179)

Total Appreciation (Depreciation)					$(2,631,279)

As of October 31, 2021, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,867	12/17/21	$416,444,699	$429,129,950	$12,685,251

Total Futures Contracts			$416,444,699	$429,129,950	$12,685,251

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,241,178	—	$1,241,178
Canada	—	83,598,927	—	83,598,927
France	—	17,190,873	—	17,190,873
Germany	—	18,371,044	—	18,371,044
Japan	—	13,386,581	—	13,386,581
Netherlands	—	5,975,331	—	5,975,331
New Zealand	—	12,128,859	—	12,128,859
Norway	—	12,157,995	—	12,157,995
Singapore	—	12,131,782	—	12,131,782
Spain	—	2,795,031	—	2,795,031
Supranational Organization Obligations	—	34,264,069	—	34,264,069
Sweden	—	1,581,782	—	1,581,782
Switzerland	—	3,726,124	—	3,726,124
United Kingdom	—	10,492,532	—	10,492,532
United States	—	89,733,570	—	89,733,570
U.S. Treasury Obligations	—	94,757,622	—	94,757,622
Securities Lending Collateral	—	3,664,384	—	3,664,384

23

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Forward Currency Contracts**	—	$(2,631,279)	—	$(2,631,279)
Futures Contracts**	$12,685,251	—	—	12,685,251

TOTAL	$12,685,251	$414,566,405	—	$427,251,656

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

24

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (10.3%)
* Alphabet, Inc., Class A	13,686	$40,523,151	1.8%
* Alphabet, Inc., Class C	13,609	40,356,265	1.8%
AT&T, Inc.	356,591	9,007,489	0.4%
Comcast Corp., Class A	232,036	11,933,612	0.5%
* Facebook, Inc., Class A.	116,865	37,814,008	1.7%
* Netflix, Inc.	17,536	12,105,276	0.6%
Verizon Communications, Inc.	280,470	14,862,105	0.7%
* Walt Disney Co.	67,564	11,423,045	0.5%
Other Securities		48,476,506	2.3%

TOTAL COMMUNICATION SERVICES		226,501,457	10.3%

CONSUMER DISCRETIONARY — (12.0%)
* Amazon.com, Inc.	19,656	66,288,484	3.0%
Home Depot, Inc.	48,117	17,887,014	0.8%
NIKE, Inc., Class B	51,869	8,677,165	0.4%
Target Corp.	31,433	8,160,635	0.4%
* Tesla, Inc.	24,262	27,027,868	1.2%
Other Securities		136,485,750	6.2%

TOTAL CONSUMER DISCRETIONARY		264,526,916	12.0%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co.	204,227	11,512,276	0.5%
Costco Wholesale Corp.	22,343	10,982,478	0.5%
PepsiCo, Inc.	75,897	12,264,955	0.5%
Procter & Gamble Co.	124,570	17,812,264	0.8%
Walmart, Inc.	79,532	11,883,671	0.5%
Other Securities		64,790,431	3.1%

TOTAL CONSUMER STAPLES		129,246,075	5.9%

ENERGY — (2.9%)
Chevron Corp.	72,140	8,259,309	0.4%
Exxon Mobil Corp.	157,133	10,130,365	0.5%
Other Securities		46,245,031	2.0%

TOTAL ENERGY		64,634,705	2.9%

FINANCIALS — (12.2%)
Bank of America Corp.	290,428	13,876,650	0.6%
* Berkshire Hathaway, Inc., Class B	68,126	19,552,843	0.9%
JPMorgan Chase & Co.	148,739	25,269,269	1.1%
Other Securities		210,471,953	9.6%

TOTAL FINANCIALS		269,170,715	12.2%

HEALTH CARE — (13.2%)
Abbott Laboratories	78,086	10,064,505	0.5%
AbbVie, Inc.	93,295	10,698,138	0.5%
Danaher Corp.	25,874	8,066,737	0.4%
Eli Lilly & Co.	42,293	10,774,565	0.5%
Johnson & Johnson	167,752	27,323,446	1.2%
Merck & Co., Inc.	144,699	12,740,747	0.6%
Pfizer, Inc.	281,677	12,320,552	0.6%

25

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	19,512	$12,352,462	0.6%
UnitedHealth Group, Inc.	47,149	21,710,700	1.0%
Other Securities		166,240,963	7.4%

TOTAL HEALTH CARE		292,292,815	13.3%

INDUSTRIALS — (11.0%)
Honeywell International, Inc.	35,355	7,729,310	0.3%
Union Pacific Corp.	42,772	10,325,161	0.5%
United Parcel Service, Inc., Class B	38,913	8,306,758	0.4%
Other Securities		215,955,849	9.8%

TOTAL INDUSTRIALS		242,317,078	11.0%

INFORMATION TECHNOLOGY — (26.2%)
Accenture PLC, Class A	39,301	14,100,806	0.6%
* Adobe, Inc.	19,845	12,906,394	0.6%
Apple, Inc.	740,559	110,935,738	5.0%
Broadcom, Inc.	21,823	11,602,634	0.5%
Cisco Systems, Inc.	228,736	12,802,354	0.6%
Intel Corp.	250,129	12,256,321	0.6%
International Business Machines Corp.	63,143	7,899,189	0.4%
Mastercard, Inc., Class A	46,367	15,557,056	0.7%
Microsoft Corp.	318,006	105,457,150	4.8%
NVIDIA Corp.	97,236	24,860,328	1.1%
* PayPal Holdings, Inc.	37,226	8,658,395	0.4%
QUALCOMM, Inc.	60,153	8,002,755	0.4%
* salesforce.com, Inc.	32,878	9,853,208	0.5%
Texas Instruments, Inc.	49,493	9,278,948	0.4%
# Visa, Inc., Class A	80,464	17,039,861	0.8%
Other Securities		196,605,719	8.9%

TOTAL INFORMATION TECHNOLOGY		577,816,856	26.3%

MATERIALS — (3.6%)
Other Securities		80,609,594	3.7%

REAL ESTATE — (0.2%)
Other Securities		4,819,869	0.2%

UTILITIES — (1.9%)
Other Securities		41,947,856	1.9%

TOTAL COMMON STOCKS (Cost $1,072,934,262)		2,193,883,936	99.7%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	4,874,754	4,874,754	0.2%

SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	921,067	10,656,745	0.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,088,463,646)		$2,209,415,435	100.4%

26

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$226,501,457	—	—	$226,501,457
Consumer Discretionary	264,526,916	—	—	264,526,916
Consumer Staples	129,246,075	—	—	129,246,075
Energy	64,634,705	—	—	64,634,705
Financials	269,170,715	—	—	269,170,715
Health Care	292,292,815	—	—	292,292,815
Industrials	242,317,078	—	—	242,317,078
Information Technology	577,816,856	—	—	577,816,856
Materials	80,609,594	—	—	80,609,594
Real Estate	4,819,869	—	—	4,819,869
Utilities	41,947,856	—	—	41,947,856
Temporary Cash Investments	4,874,754	—	—	4,874,754
Securities Lending Collateral	—	$10,656,745	—	10,656,745

TOTAL.	$2,198,758,690	$10,656,745	—	$2,209,415,435

See accompanying Notes to Financial Statements.

27

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$25,309,881,337

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$25,309,881,337

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

28

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (2.6%)
	Nexstar Media Group, Inc., Class A	313,260	$46,967,072	0.4%
	Other Securities		301,424,945	2.3%

TOTAL COMMUNICATION SERVICES			348,392,017	2.7%

CONSUMER DISCRETIONARY — (13.1%)
*	AutoNation, Inc.	757,968	91,805,084	0.7%
	BorgWarner, Inc.	1,614,338	72,758,214	0.6%
#	Dick’s Sporting Goods, Inc.	484,847	60,222,846	0.5%
#	Dillard’s, Inc., Class A	213,144	49,266,104	0.4%
	Kohl’s Corp.	1,109,248	53,831,805	0.4%
	Lithia Motors, Inc., Class A	161,520	51,560,414	0.4%
*	Mohawk Industries, Inc.	259,151	45,924,149	0.4%
#	Penske Automotive Group, Inc.	522,178	55,376,977	0.4%
*	PVH Corp.	494,505	54,064,232	0.4%
	Toll Brothers, Inc.	1,120,873	67,442,928	0.5%
	Other Securities		1,135,943,036	8.9%

TOTAL CONSUMER DISCRETIONARY			1,738,195,789	13.6%

CONSUMER STAPLES — (4.4%)
	Bunge Ltd.	722,917	66,971,031	0.5%
*	Darling Ingredients, Inc.	657,499	55,571,816	0.4%
	Ingredion, Inc.	543,108	51,720,175	0.4%
*	Post Holdings, Inc.	473,580	48,058,898	0.4%
	Other Securities		366,071,572	2.9%

TOTAL CONSUMER STAPLES			588,393,492	4.6%

ENERGY — (7.6%)
	Devon Energy Corp.	1,789,879	71,738,350	0.6%
	HollyFrontier Corp.	1,419,822	47,989,984	0.4%
	Marathon Oil Corp.	4,527,090	73,882,109	0.6%
#*	Range Resources Corp.	2,641,906	61,609,248	0.5%
	Other Securities		749,412,154	5.8%

TOTAL ENERGY			1,004,631,845	7.9%

FINANCIALS — (26.9%)
*	Athene Holding Ltd., Class A	1,566,693	136,317,958	1.1%
	Bank OZK	1,161,169	51,869,419	0.4%
	First Horizon Corp.	3,729,332	63,286,764	0.5%
	Invesco Ltd.	3,566,791	90,632,159	0.7%
#	New York Community Bancorp, Inc.	3,696,866	45,952,044	0.4%
	Old Republic International Corp.	1,708,884	44,140,474	0.4%
	People’s United Financial, Inc.	3,909,142	67,002,694	0.5%
	Popular, Inc.	818,200	66,634,208	0.5%
	Santander Consumer USA Holdings, Inc.	1,542,892	64,338,596	0.5%
	Unum Group	1,974,174	50,282,212	0.4%
	Valley National Bancorp	3,350,955	44,433,663	0.4%
#	Voya Financial, Inc	911,052	63,564,098	0.5%
	Zions Bancorp NA	1,187,216	74,782,736	0.6%
	Other Securities		2,701,882,455	21.1%

TOTAL FINANCIALS			3,565,119,480	28.0%

29

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.3%)
* Acadia Healthcare Co., Inc.	775,477	$48,079,574	0.4%
Other Securities		515,208,345	4.0%

TOTAL HEALTH CARE		563,287,919	4.4%

INDUSTRIALS — (18.2%)
AGCO Corp.	409,961	50,101,334	0.4%
AMERCO	96,508	71,125,431	0.6%
* Colfax Corp.	993,777	51,298,769	0.4%
Knight-Swift Transportation Holdings, Inc.	1,205,722	68,352,380	0.5%
#* MasTec, Inc.	524,418	46,741,376	0.4%
Other Securities		2,129,187,742	16.7%

TOTAL INDUSTRIALS		2,416,807,032	19.0%

INFORMATION TECHNOLOGY — (8.0%)
Amkor Technology, Inc.	2,212,058	48,488,311	0.4%
* Arrow Electronics, Inc.	701,840	81,237,980	0.6%
Concentrix Corp.	309,665	55,021,277	0.4%
Jabil, Inc.	738,365	44,272,365	0.4%
Other Securities		837,044,506	6.6%

TOTAL INFORMATION TECHNOLOGY		1,066,064,439	8.4%

MATERIALS — (8.5%)
Alcoa Corp.	1,140,009	52,383,414	0.4%
Huntsman Corp.	1,826,892	59,520,141	0.5%
Olin Corp.	1,108,576	63,166,661	0.5%
Reliance Steel & Aluminum Co.	524,723	76,693,514	0.6%
Steel Dynamics, Inc.	1,220,419	80,645,288	0.6%
Westlake Chemical Corp.	623,486	60,690,127	0.5%
Other Securities		734,398,501	5.8%

TOTAL MATERIALS		1,127,497,646	8.9%

REAL ESTATE — (1.0%)
* Jones Lang LaSalle, Inc.	234,352	60,516,717	0.5%
Other Securities		69,121,324	0.5%

TOTAL REAL ESTATE		129,638,041	1.0%

UTILITIES — (0.5%)
Other Securities		61,075,692	0.5%

TOTAL COMMON STOCKS		12,609,103,392	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		507,622	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,119,968	0.0%

30

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$5,624,902	0.1%

TOTAL PREFERRED STOCKS		7,252,492	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,041,395,767)		12,616,355,884

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	109,624,530	109,624,530	0.9%

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	46,562,632	538,729,655	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $8,689,719,810)		$13,264,710,069	104.2%

As of October 31, 2021, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	469	12/17/21	$105,037,419	$107,799,650	$2,762,231

Total Futures Contracts			$105,037,419	$107,799,650	$2,762,231

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$348,325,706	—	$66,311	$348,392,017
Consumer Discretionary	1,738,172,126	—	23,663	1,738,195,789
Consumer Staples	588,383,796	$9,696	—	588,393,492
Energy	1,004,631,845	—	—	1,004,631,845
Financials	3,564,989,584	129,896	—	3,565,119,480
Health Care	558,211,442	320	5,076,157	563,287,919
Industrials	2,416,807,032	—	—	2,416,807,032
Information Technology	1,066,064,439	—	—	1,066,064,439
Materials	1,127,497,646	—	—	1,127,497,646
Real Estate	129,638,041	—	—	129,638,041
Utilities	61,075,692	—	—	61,075,692
Preferred Stocks
Communication Services	507,622	—	—	507,622
Consumer Discretionary	1,119,968	—	—	1,119,968
Industrials	5,624,902	—	—	5,624,902
Temporary Cash Investments	109,624,530	—	—	109,624,530

31

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$538,729,655	—	$538,729,655
Futures Contracts**	$2,762,231	—	—	2,762,231

TOTAL	$12,723,436,602	$538,869,567	$5,166,131^	$13,267,472,300

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (2.5%)
	Other Securities		$384,497,288	2.6%

CONSUMER DISCRETIONARY — (13.0%)
#*	AutoNation, Inc.	703,798	85,244,014	0.6%
#	Dillard’s, Inc., Class A	441,605	102,072,580	0.7%
*	Goodyear Tire & Rubber Co.	4,181,911	79,958,138	0.5%
#	Group 1 Automotive, Inc.	398,390	71,630,522	0.5%
	MDC Holdings, Inc.	1,556,552	76,239,917	0.5%
	Penske Automotive Group, Inc.	1,018,528	108,014,894	0.7%
*	Taylor Morrison Home Corp.	3,020,167	92,205,699	0.6%
*	Tri Pointe Homes, Inc.	2,694,133	65,171,077	0.4%
	Other Securities		1,344,828,129	8.9%

TOTAL CONSUMER DISCRETIONARY			2,025,364,970	13.4%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	764,174	64,587,986	0.4%
	Seaboard Corp.	16,795	64,661,086	0.4%
	Other Securities		555,424,965	3.7%

TOTAL CONSUMER STAPLES			684,674,037	4.5%

ENERGY — (8.6%)
*	Antero Resources Corp.	4,567,877	90,763,716	0.6%
#*	CNX Resources Corp.	5,047,811	73,748,519	0.5%
	Matador Resources Co.	2,409,586	100,841,174	0.7%
#	Murphy Oil Corp.	3,053,226	84,971,280	0.6%
	PDC Energy, Inc.	2,193,557	114,744,967	0.8%
	Other Securities		872,798,154	5.6%

TOTAL ENERGY			1,337,867,810	8.8%

FINANCIALS — (27.6%)
	American Equity Investment Life Holding Co.	2,519,259	80,288,784	0.5%
	Associated Banc-Corp.	3,382,534	75,362,857	0.5%
	Bank OZK	2,184,460	97,579,828	0.7%
	First BanCorp	5,960,073	81,354,996	0.5%
	FNB Corp.	6,925,845	80,686,094	0.5%
	Hancock Whitney Corp.	1,363,391	67,460,587	0.5%
	Navient Corp.	4,388,793	86,459,222	0.6%
	Nelnet, Inc., Class A	809,963	66,927,243	0.5%
	New York Community Bancorp, Inc.	6,143,979	76,369,659	0.5%
#	Old National Bancorp	3,932,674	67,170,072	0.5%
	Popular, Inc.	1,349,473	109,901,081	0.7%
	Simmons First National Corp., Class A	2,173,998	64,980,800	0.4%
	Sterling Bancorp	4,201,566	106,929,855	0.7%
#	United Bankshares, Inc.	1,812,211	67,033,685	0.5%
	Valley National Bancorp	7,999,311	106,070,864	0.7%
	Washington Federal, Inc.	2,068,461	73,140,781	0.5%
	Wintrust Financial Corp.	753,451	66,680,413	0.4%
	Other Securities		2,916,581,408	19.1%

TOTAL FINANCIALS			4,290,978,229	28.3%

33

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HEALTH CARE — (3.7%)
#* Acadia Healthcare Co., Inc.	1,885,658	$116,910,796	0.8%
Other Securities		460,633,313	3.0%

TOTAL HEALTH CARE		577,544,109	3.8%

INDUSTRIALS — (20.1%)
Air Lease Corp.	2,099,726	84,094,026	0.6%
* Beacon Roofing Supply, Inc.	1,544,185	81,641,061	0.5%
* Colfax Corp.	1,821,986	94,050,917	0.6%
Encore Wire Corp.	479,744	64,314,481	0.4%
# GATX Corp.	813,726	77,181,911	0.5%
Korn Ferry	857,296	66,191,824	0.4%
Regal Beloit Corp.	719,179	109,552,537	0.7%
Triton International Ltd.	1,513,495	94,124,254	0.6%
* WESCO International, Inc.	828,286	107,312,734	0.7%
Other Securities		2,352,342,155	15.7%

TOTAL INDUSTRIALS		3,130,805,900	20.7%

INFORMATION TECHNOLOGY — (7.1%)
Amkor Technology, Inc.	5,543,932	121,522,989	0.8%
* Insight Enterprises, Inc.	776,776	73,560,687	0.5%
Other Securities		912,343,573	6.0%

TOTAL INFORMATION TECHNOLOGY		1,107,427,249	7.3%

MATERIALS — (8.5%)
Alcoa Corp.	2,046,661	94,044,073	0.6%
Commercial Metals Co.	2,751,164	88,532,458	0.6%
#* Domtar Corp.	1,314,136	71,738,684	0.5%
Element Solutions, Inc.	5,898,922	133,964,519	0.9%
Olin Corp.	2,025,876	115,434,414	0.8%
Other Securities		813,103,467	5.3%

TOTAL MATERIALS		1,316,817,615	8.7%

REAL ESTATE — (0.5%)
Other Securities		85,001,924	0.6%

UTILITIES — (0.6%)
Other Securities		94,796,999	0.6%

TOTAL COMMON STOCKS		15,035,776,130	99.3%

PREFERRED STOCKS — (0.2%)

COMMUNICATION SERVICES — (0.0%)
Other Security		385,785	0.0%

CONSUMER DISCRETIONARY — (0.1%)
Other Security		13,208,815	0.1%

34

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$10,370,164	0.0%

TOTAL PREFERRED STOCKS		23,964,764	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,275,017,958)		15,059,740,894

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	89,706,022	89,706,022	0.6%

SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	35,299,658	408,417,041	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $9,773,072,564)		$15,557,863,957	102.7%

As of October 31, 2021, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	358	12/17/21	$79,051,466	$82,286,300	$3,234,834

Total Futures Contracts			$79,051,466	$82,286,300	$3,234,834

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$384,397,696	—	$99,592	$384,497,288
Consumer Discretionary	2,024,719,089	$625,485	20,396	2,025,364,970
Consumer Staples	683,441,811	1,232,226	—	684,674,037
Energy	1,337,867,810	—	—	1,337,867,810
Financials	4,289,801,120	1,177,109	—	4,290,978,229
Health Care	574,367,855	—	3,176,254	577,544,109
Industrials	3,130,805,900	—	—	3,130,805,900
Information Technology	1,107,427,249	—	—	1,107,427,249
Materials	1,315,757,535	1,060,080	—	1,316,817,615
Real Estate	85,001,924	—	—	85,001,924
Utilities	94,796,999	—	—	94,796,999
Preferred Stocks
Communication Services	385,785	—	—	385,785
Consumer Discretionary	13,208,815	—	—	13,208,815
Industrials	10,370,164	—	—	10,370,164
Temporary Cash Investments	89,706,022	—	—	89,706,022

35

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$408,417,041	—	$408,417,041
Futures Contracts**	$3,234,834	—	—	3,234,834

TOTAL	$15,145,290,608	$412,511,941	$3,296,242^	$15,561,098,791

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

36

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (8.3%)
* Alphabet, Inc., Class A	150,300	$445,026,276	1.3%
* Alphabet, Inc., Class C	144,137	427,425,301	1.3%
AT&T, Inc.	6,036,116	152,472,290	0.5%
Comcast Corp., Class A	3,223,768	165,798,388	0.5%
* Facebook, Inc., Class A	1,282,808	415,078,185	1.3%
* Netflix, Inc.	160,326	110,674,641	0.3%
Verizon Communications, Inc.	4,556,038	241,424,454	0.7%
* Walt Disney Co.	665,008	112,432,903	0.3%
Other Securities		721,806,440	2.2%

TOTAL COMMUNICATION SERVICES.		2,792,138,878	8.4%

CONSUMER DISCRETIONARY — (12.5%)
* Amazon.com, Inc.	251,013	846,523,772	2.6%
Home Depot, Inc.	609,996	226,759,913	0.7%
NIKE, Inc., Class B	832,505	139,269,761	0.4%
* Tesla, Inc.	209,330	233,193,620	0.7%
Other Securities		2,767,920,837	8.2%

TOTAL CONSUMER DISCRETIONARY		4,213,667,903	12.6%

CONSUMER STAPLES — (5.7%)
Coca-Cola Co.	2,614,699	147,390,583	0.5%
Costco Wholesale Corp.	266,821	131,153,194	0.4%
PepsiCo, Inc.	1,155,131	186,669,170	0.6%
Procter & Gamble Co.	1,579,025	225,784,785	0.7%
Walmart, Inc.	985,735	147,288,524	0.4%
Other Securities		1,078,503,734	3.1%

TOTAL CONSUMER STAPLES.		1,916,789,990	5.7%

ENERGY — (3.2%)
Chevron Corp.	958,805	109,773,584	0.3%
Exxon Mobil Corp.	2,154,818	138,921,116	0.4%
Other Securities		840,747,076	2.6%

TOTAL ENERGY		1,089,441,776	3.3%

FINANCIALS — (14.0%)
Bank of America Corp.	3,912,477	186,938,151	0.6%
* Berkshire Hathaway, Inc., Class B	954,456	273,938,417	0.8%
Goldman Sachs Group, Inc.	266,036	109,965,981	0.3%
JPMorgan Chase & Co.	2,201,688	374,044,774	1.1%
Morgan Stanley	1,155,589	118,771,437	0.4%
Wells Fargo & Co.	2,169,645	110,999,038	0.3%
Other Securities		3,543,101,428	10.6%

TOTAL FINANCIALS		4,717,759,226	14.1%

HEALTH CARE — (11.7%)
Abbott Laboratories	825,558	106,406,171	0.3%
AbbVie, Inc.	1,217,399	139,599,143	0.4%
Amgen, Inc.	530,972	109,895,275	0.3%
Eli Lilly & Co.	520,601	132,628,311	0.4%
Johnson & Johnson	1,663,495	270,950,066	0.8%

37

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	1,553,125	$136,752,656	0.4%
Pfizer, Inc.	3,028,207	132,453,774	0.4%
Thermo Fisher Scientific, Inc.	201,713	127,698,449	0.4%
UnitedHealth Group, Inc.	579,613	266,894,398	0.8%
Other Securities		2,514,170,967	7.6%

TOTAL HEALTH CARE		3,937,449,210	11.8%

INDUSTRIALS — (12.1%)
Union Pacific Corp.	458,821	110,759,389	0.3%
United Parcel Service, Inc., Class B	506,541	108,131,307	0.3%
Other Securities		3,885,903,895	11.7%

TOTAL INDUSTRIALS		4,104,794,591	12.3%

INFORMATION TECHNOLOGY — (24.0%)
Accenture PLC, Class A	449,468	161,264,624	0.5%
* Adobe, Inc.	257,391	167,396,811	0.5%
Apple, Inc.	10,292,298	1,541,786,240	4.6%
Broadcom, Inc.	319,994	170,131,210	0.5%
Cisco Systems, Inc.	2,696,369	150,915,773	0.5%
Intel Corp.	4,067,165	199,291,085	0.6%
Mastercard, Inc., Class A	615,761	206,600,131	0.6%
Microsoft Corp.	4,150,122	1,376,263,458	4.1%
NVIDIA Corp.	1,138,596	291,104,839	0.9%
Oracle Corp.	1,136,589	109,044,349	0.3%
QUALCOMM, Inc.	829,776	110,393,399	0.3%
Texas Instruments, Inc.	750,861	140,771,420	0.4%
# Visa, Inc., Class A	999,910	211,750,941	0.6%
Other Securities		3,253,145,932	9.8%

TOTAL INFORMATION TECHNOLOGY		8,089,860,212	24.2%

MATERIALS — (4.0%)
Other Securities		1,360,669,424	4.1%

REAL ESTATE — (0.3%)
Other Securities		95,773,508	0.3%

UTILITIES — (2.2%)
Other Securities		750,136,985	2.3%

TOTAL COMMON STOCKS		33,068,481,703	99.1%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		441,109	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		2,079,224	0.0%

38

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.0%)
Other Security		$1,698,583	0.0%

TOTAL PREFERRED STOCKS		4,218,916	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,429,210,983)		33,072,700,619

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	286,439,888	286,439,888	0.8%

SECURITIES LENDING COLLATERAL — (1.2%)

@§ The DFA Short Term Investment Fund	34,747,780	402,031,816	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $14,117,662,876)		$33,761,172,323	101.1%

As of October 31, 2021, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,253	12/17/21	$281,299,858	$288,002,050	$6,702,192

Total Futures Contracts			$281,299,858	$288,002,050	$6,702,192

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,792,120,563	$9,064	$9,251	$2,792,138,878
Consumer Discretionary	4,213,662,692	—	5,211	4,213,667,903
Consumer Staples	1,916,713,399	76,591	—	1,916,789,990
Energy	1,089,441,776	—	—	1,089,441,776
Financials	4,717,753,076	6,150	—	4,717,759,226
Health Care	3,936,136,606	73,776	1,238,828	3,937,449,210
Industrials	4,104,138,198	656,393	—	4,104,794,591
Information Technology	8,089,860,212	—	—	8,089,860,212
Materials	1,360,669,424	—	—	1,360,669,424
Real Estate	95,742,098	31,410	—	95,773,508
Utilities	750,136,985	—	—	750,136,985
Preferred Stocks
Communication Services	441,109	—	—	441,109
Consumer Discretionary	2,079,224	—	—	2,079,224
Industrials	1,698,583	—	—	1,698,583
Temporary Cash Investments	286,439,888	—	—	286,439,888

39

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$402,031,816	—	$402,031,816
Futures Contracts**	$6,702,192	—	—	6,702,192

TOTAL	$33,363,736,025	$402,885,200	$1,253,290^	$33,767,874,515

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

40

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (7.1%)
* Alphabet, Inc., Class A	120,299	$356,195,715	1.0%
* Alphabet, Inc., Class C	118,065	350,111,132	1.0%
AT&T, Inc.	4,477,834	113,110,087	0.3%
Comcast Corp., Class A	3,514,912	180,771,924	0.5%
* Facebook, Inc., Class A	1,046,938	338,757,729	1.0%
* Netflix, Inc.	170,094	117,417,589	0.3%
Verizon Communications, Inc.	3,894,696	206,379,941	0.6%
Other Securities		860,350,460	2.5%

TOTAL COMMUNICATION SERVICES		2,523,094,577	7.2%

CONSUMER DISCRETIONARY — (12.6%)
* Amazon.com, Inc.	260,802	879,536,489	2.5%
Home Depot, Inc.	482,263	179,276,448	0.5%
Lowe’s Cos., Inc.	446,794	104,469,373	0.3%
NIKE, Inc., Class B	783,135	131,010,654	0.4%
Target Corp.	551,687	143,228,979	0.4%
Other Securities		3,065,156,657	8.7%

TOTAL CONSUMER DISCRETIONARY		4,502,678,600	12.8%

CONSUMER STAPLES — (5.5%)
Coca-Cola Co.	2,326,598	131,150,329	0.4%
Costco Wholesale Corp.	257,234	126,440,800	0.4%
PepsiCo, Inc.	1,083,200	175,045,120	0.5%
Procter & Gamble Co.	1,497,405	214,113,941	0.6%
Walmart, Inc.	1,082,813	161,793,918	0.5%
Other Securities		1,145,748,398	3.2%

TOTAL CONSUMER STAPLES		1,954,292,506	5.6%

ENERGY — (3.1%)
Chevron Corp.	861,133	98,591,117	0.3%
Exxon Mobil Corp.	1,858,548	119,820,590	0.4%
Other Securities		900,852,015	2.5%

TOTAL ENERGY		1,119,263,722	3.2%

FINANCIALS — (14.6%)
American Express Co.	623,197	108,299,175	0.3%
Bank of America Corp.	3,352,939	160,203,425	0.5%
* Berkshire Hathaway, Inc., Class B	840,748	241,303,083	0.7%
JPMorgan Chase & Co.	2,014,663	342,271,097	1.0%
Morgan Stanley	1,184,937	121,787,825	0.4%
Other Securities		4,229,560,896	11.9%

TOTAL FINANCIALS		5,203,425,501	14.8%

HEALTH CARE — (11.6%)
AbbVie, Inc.	1,165,578	133,656,829	0.4%
Amgen, Inc.	480,932	99,538,496	0.3%
Eli Lilly & Co.	538,596	137,212,717	0.4%
Johnson & Johnson	2,037,810	331,918,493	1.0%
Merck & Co., Inc.	1,746,611	153,789,099	0.4%
Pfizer, Inc.	3,366,832	147,265,232	0.4%

41

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	217,248	$137,533,191	0.4%
UnitedHealth Group, Inc.	596,227	274,544,647	0.8%
Other Securities		2,710,298,170	7.6%

TOTAL HEALTH CARE		4,125,756,874	11.7%

INDUSTRIALS — (13.7%)
Caterpillar, Inc.	494,834	100,951,084	0.3%
Union Pacific Corp.	618,468	149,298,175	0.4%
United Parcel Service, Inc., Class B	446,131	95,235,585	0.3%
Other Securities		4,532,538,951	12.9%

TOTAL INDUSTRIALS		4,878,023,795	13.9%

INFORMATION TECHNOLOGY — (23.2%)
Accenture PLC, Class A	449,831	161,394,864	0.5%
* Adobe, Inc.	221,893	144,310,331	0.4%
Apple, Inc.	10,417,834	1,560,591,533	4.5%
Applied Materials, Inc.	808,235	110,445,313	0.3%
Broadcom, Inc.	284,762	151,399,413	0.4%
Cisco Systems, Inc.	2,612,626	146,228,677	0.4%
Intel Corp.	3,296,761	161,541,289	0.5%
Mastercard, Inc., Class A	597,806	200,575,869	0.6%
Microsoft Corp.	4,567,509	1,514,677,335	4.3%
NVIDIA Corp.	542,376	138,669,272	0.4%
Oracle Corp.	1,479,893	141,980,934	0.4%
QUALCOMM, Inc.	817,724	108,790,001	0.3%
Texas Instruments, Inc.	676,325	126,797,411	0.4%
# Visa, Inc., Class A	1,052,889	222,970,304	0.6%
Other Securities		3,387,999,061	9.6%

TOTAL INFORMATION TECHNOLOGY		8,278,371,607	23.6%

MATERIALS — (4.4%)
Other Securities		1,571,183,383	4.5%

REAL ESTATE — (0.3%)
Other Securities		122,629,545	0.3%

UTILITIES — (1.6%)
Other Securities		575,106,777	1.6%

TOTAL COMMON STOCKS		34,853,826,887	99.2%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		683,787	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		2,257,733	0.0%

42

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,318,073	0.0%

TOTAL PREFERRED STOCKS		5,259,593	0.0%

TOTAL INVESTMENT SECURITIES (Cost $14,506,967,742)		34,859,086,480

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	283,629,515	283,629,515	0.8%

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	46,732,695	540,697,276	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $15,331,254,279)		$35,683,413,271	101.5%

As of October 31, 2021, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,246	12/17/21	$279,677,121	$286,393,100	$6,715,979

Total Futures Contracts			$279,677,121	$286,393,100	$6,715,979

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,522,837,205	$239,675	$17,697	$2,523,094,577
Consumer Discretionary	4,502,671,276	—	7,324	4,502,678,600
Consumer Staples	1,954,189,957	102,549	—	1,954,292,506
Energy	1,119,263,722	—	—	1,119,263,722
Financials	5,203,311,805	113,696	—	5,203,425,501
Health Care	4,123,743,402	95,074	1,918,398	4,125,756,874
Industrials	4,876,588,875	1,434,920	—	4,878,023,795
Information Technology	8,278,370,975	632	—	8,278,371,607
Materials	1,571,183,383	—	—	1,571,183,383
Real Estate	122,534,861	94,684	—	122,629,545
Utilities	575,106,777	—	—	575,106,777
Preferred Stocks
Communication Services	683,787	—	—	683,787
Consumer Discretionary	2,257,733	—	—	2,257,733
Industrials	2,318,073	—	—	2,318,073
Temporary Cash Investments	283,629,515	—	—	283,629,515

43

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$540,697,276	—	$540,697,276
Futures Contracts**	$6,715,979	—	—	6,715,979

TOTAL.	$35,145,407,325	$542,778,506	$1,943,419^	$35,690,129,250

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

44

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
COMMUNICATION SERVICES — (6.1%)
* Alphabet, Inc., Class A	10,216	$30,248,759	0.6%
* Alphabet, Inc., Class C	8,994	26,670,897	0.5%
AT&T, Inc.	728,166	18,393,473	0.4%
Comcast Corp., Class A	379,292	19,506,988	0.4%
* Facebook, Inc., Class A	76,954	24,900,006	0.5%
Verizon Communications, Inc.	422,159	22,370,205	0.4%
* Walt Disney Co.	80,115	13,545,043	0.3%
Other Securities		166,616,671	3.1%

TOTAL COMMUNICATION SERVICES		322,252,042	6.2%

CONSUMER DISCRETIONARY — (11.7%)
* General Motors Co.	210,867	11,477,491	0.2%
Lear Corp.	58,782	10,101,687	0.2%
* LKQ Corp.	194,919	10,736,139	0.2%
# Penske Automotive Group, Inc.	101,131	10,724,943	0.2%
Other Securities		580,476,852	11.2%

TOTAL CONSUMER DISCRETIONARY		623,517,112	12.0%

CONSUMER STAPLES — (4.6%)
Bunge Ltd.	114,831	10,637,944	0.2%
* Darling Ingredients, Inc.	210,274	17,772,358	0.4%
Procter & Gamble Co.	90,151	12,890,691	0.3%
Walgreens Boots Alliance, Inc.	225,398	10,598,214	0.2%
Walmart, Inc.	84,456	12,619,416	0.3%
Other Securities		180,428,118	3.3%

TOTAL CONSUMER STAPLES.		244,946,741	4.7%

ENERGY — (5.9%)
Chevron Corp.	120,596	13,807,036	0.3%
ConocoPhillips	199,230	14,840,643	0.3%
Devon Energy Corp.	333,906	13,382,952	0.3%
EOG Resources, Inc.	138,765	12,830,212	0.3%
Exxon Mobil Corp.	246,853	15,914,613	0.3%
Pioneer Natural Resources Co.	89,114	16,662,536	0.3%
Other Securities		228,168,125	4.3%

TOTAL ENERGY.		315,606,117	6.1%

FINANCIALS — (22.1%)
Allstate Corp.	129,570	16,023,922	0.3%
Bank of America Corp.	491,054	23,462,560	0.5%
* Berkshire Hathaway, Inc., Class B	110,049	31,585,163	0.6%
Hartford Financial Services Group, Inc.	169,500	12,361,635	0.2%
JPMorgan Chase & Co.	273,311	46,432,806	0.9%
Morgan Stanley	152,000	15,622,560	0.3%
Northern Trust Corp.	85,297	10,494,943	0.2%
Travelers Cos., Inc.	80,043	12,877,318	0.3%
Wells Fargo & Co.	236,230	12,085,527	0.2%
Western Alliance Bancorp	99,645	11,567,788	0.2%
Other Securities		985,144,630	19.0%

TOTAL FINANCIALS		1,177,658,852	22.7%

45

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HEALTH CARE — (10.1%)
CVS Health Corp.	118,113	$10,545,129	0.2%
Danaher Corp.	32,906	10,259,104	0.2%
Johnson & Johnson	103,374	16,837,557	0.3%
* Laboratory Corp. of America Holdings	44,897	12,886,337	0.3%
Pfizer, Inc.	341,124	14,920,764	0.3%
Thermo Fisher Scientific, Inc.	17,196	10,886,272	0.2%
UnitedHealth Group, Inc.	56,229	25,891,768	0.5%
Other Securities		437,322,280	8.4%

TOTAL HEALTH CARE		539,549,211	10.4%

INDUSTRIALS — (17.1%)
AMERCO	16,957	12,497,139	0.2%
* Builders FirstSource, Inc.	198,153	11,546,375	0.2%
PACCAR, Inc.	120,890	10,834,162	0.2%
Raytheon Technologies Corp.	115,471	10,260,753	0.2%
Regal Beloit Corp.	72,377	11,025,188	0.2%
Other Securities		851,171,787	16.5%

TOTAL INDUSTRIALS		907,335,404	17.5%

INFORMATION TECHNOLOGY — (11.3%)
Cisco Systems, Inc.	233,276	13,056,458	0.3%
Intel Corp.	498,460	24,424,540	0.5%
Other Securities		560,806,499	10.7%

TOTAL INFORMATION TECHNOLOGY		598,287,497	11.5%

MATERIALS — (6.1%)
Nucor Corp.	120,380	13,440,427	0.3%
Reliance Steel & Aluminum Co.	69,203	10,114,711	0.2%
Steel Dynamics, Inc.	198,011	13,084,567	0.3%
Other Securities		287,591,233	5.5%

TOTAL MATERIALS		324,230,938	6.3%

REAL ESTATE — (0.6%)
Other Securities		33,705,490	0.7%

UTILITIES — (1.1%)
Other Securities		55,618,923	1.1%

TOTAL COMMON STOCKS		5,142,708,327	99.2%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		425,432	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		541,533	0.0%

46

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.0%)
Other Security		$927,179	0.1%

TOTAL PREFERRED STOCKS.		1,894,144	0.1%

TOTAL INVESTMENT SECURITIES (Cost $2,406,526,960)		5,144,602,471

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	39,328,337	39,328,337	0.7%

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	11,581,360	133,996,337	2.6%

TOTAL INVESTMENTS—(100.0%) (Cost $2,579,834,866)		$5,317,927,145	102.6%

As of October 31, 2021, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	156	12/17/21	$35,003,658	$35,856,600	$852,942

Total Futures Contracts			$35,003,658	$35,856,600	$852,942

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$322,203,490	$41,394	$7,158	$322,252,042
Consumer Discretionary	623,478,608	36,225	2,279	623,517,112
Consumer Staples	244,882,565	64,176	—	244,946,741
Energy	315,606,117	—	—	315,606,117
Financials	1,177,586,892	71,960	—	1,177,658,852
Health Care	538,163,921	14,266	1,371,024	539,549,211
Industrials	906,986,659	348,745	—	907,335,404
Information Technology	598,287,497	—	—	598,287,497
Materials	324,230,938	—	—	324,230,938
Real Estate	33,705,490	—	—	33,705,490
Utilities	55,618,923	—	—	55,618,923
Preferred Stocks
Communication Services	425,432	—	—	425,432
Consumer Discretionary	541,533	—	—	541,533
Industrials	927,179	—	—	927,179
Temporary Cash Investments	39,328,337	—	—	39,328,337

47

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$133,996,337	—	$133,996,337
Futures Contracts**	$852,942	—	—	852,942

TOTAL	$5,182,826,523	$134,573,103	$1,380,461^	$5,318,780,087

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

48

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
BONDS — (0.0%)
FINANCIALS — (0.0%)
	Other Security		$13,962	0.0%

TOTAL BONDS			13,962	0.0%

COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (2.5%)
#	Nexstar Media Group, Inc., Class A	310,883	46,610,688	0.3%
	Other Securities		382,257,580	2.3%

TOTAL COMMUNICATION SERVICES.			428,868,268	2.6%

CONSUMER DISCRETIONARY — (13.5%)
*	Crocs, Inc.	604,686	97,626,555	0.6%
#	Dick’s Sporting Goods, Inc.	326,192	40,516,308	0.2%
*	Fox Factory Holding Corp.	302,333	48,660,496	0.3%
#*	Helen of Troy Ltd.	200,524	45,107,874	0.3%
	Penske Automotive Group, Inc.	504,093	53,459,063	0.3%
*	TopBuild Corp.	211,705	54,401,834	0.3%
	Wingstop, Inc.	247,605	42,704,434	0.3%
	Other Securities		1,974,596,190	11.8%

TOTAL CONSUMER DISCRETIONARY			2,357,072,754	14.1%

CONSUMER STAPLES — (3.7%)
*	Darling Ingredients, Inc.	810,631	68,514,532	0.4%
	Other Securities		567,681,247	3.4%

TOTAL CONSUMER STAPLES			636,195,779	3.8%

ENERGY — (3.4%)
#*	Range Resources Corp.	2,056,952	47,968,121	0.3%
	Other Securities		549,391,537	3.3%

TOTAL ENERGY			597,359,658	3.6%

FINANCIALS — (19.4%)
	Evercore, Inc., Class A	311,153	47,245,472	0.3%
	Glacier Bancorp, Inc.	835,726	46,207,291	0.3%
	UMB Financial Corp.	402,166	39,742,044	0.2%
	Other Securities		3,246,959,576	19.4%

TOTAL FINANCIALS			3,380,154,383	20.2%

HEALTH CARE — (11.5%)
*	Acadia Healthcare Co., Inc.	785,278	48,687,236	0.3%
*	AMN Healthcare Services, Inc.	438,406	43,270,672	0.3%
*	Intellia Therapeutics, Inc.	413,739	55,019,012	0.3%
*	Medpace Holdings, Inc.	239,411	54,238,562	0.3%
#*	Omnicell, Inc.	379,052	67,528,114	0.4%
	Select Medical Holdings Corp.	1,278,142	42,459,877	0.3%
*	Tenet Healthcare Corp.	957,236	68,595,532	0.4%
	Other Securities		1,623,861,044	9.7%

TOTAL HEALTH CARE			2,003,660,049	12.0%

49

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (19.6%)
	Armstrong World Industries, Inc.	396,005	$41,837,928	0.3%
*	ASGN, Inc.	440,303	52,686,657	0.3%
#*	Avis Budget Group, Inc.	412,990	71,575,297	0.4%
#*	Chart Industries, Inc.	309,632	54,965,873	0.3%
*	Clean Harbors, Inc.	380,304	42,799,412	0.3%
	Exponent, Inc.	454,397	52,164,776	0.3%
*	FTI Consulting, Inc.	283,299	40,772,392	0.3%
	MSA Safety, Inc.	266,139	40,727,251	0.3%
#*	RBC Bearings, Inc.	205,928	48,172,737	0.3%
	Regal Beloit Corp.	420,070	63,989,263	0.4%
*	Saia, Inc.	227,823	71,226,583	0.4%
	Simpson Manufacturing Co., Inc.	377,883	40,089,607	0.2%
	Tetra Tech, Inc.	308,862	54,254,699	0.3%
*	TriNet Group, Inc.	393,921	39,884,501	0.2%
	UFP Industries, Inc.	512,208	41,913,981	0.3%
	Valmont Industries, Inc.	174,784	41,766,385	0.3%
	Watts Water Technologies, Inc., Class A	222,969	42,368,569	0.3%
*	WESCO International, Inc.	492,996	63,872,562	0.4%
	Other Securities		2,519,869,928	14.8%

TOTAL INDUSTRIALS			3,424,938,401	20.4%

INFORMATION TECHNOLOGY — (12.5%)
	Amkor Technology, Inc.	2,137,705	46,858,494	0.3%
	Brooks Automation, Inc.	432,511	50,365,906	0.3%
*	Diodes, Inc.	413,440	39,727,450	0.2%
*	Lattice Semiconductor Corp.	871,528	60,518,904	0.4%
*	Novanta, Inc.	297,644	51,361,449	0.3%
	Power Integrations, Inc.	507,029	52,330,463	0.3%
*	Semtech Corp.	513,643	43,675,064	0.3%
*	Synaptics, Inc.	290,370	56,497,291	0.3%
	Other Securities		1,782,328,068	10.6%

TOTAL INFORMATION TECHNOLOGY			2,183,663,089	13.0%

MATERIALS — (5.8%)
	Element Solutions, Inc.	1,855,729	42,143,606	0.3%
	Louisiana-Pacific Corp.	883,385	52,057,878	0.3%
	Olin Corp.	1,031,119	58,753,161	0.4%
	Other Securities		850,337,892	5.0%

TOTAL MATERIALS			1,003,292,537	6.0%

REAL ESTATE — (0.5%)
	Other Securities		85,509,801	0.5%

UTILITIES — (2.6%)
	Other Securities		456,738,242	2.7%

TOTAL COMMON STOCKS			16,557,452,961	98.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		1,453,114	0.0%

50

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

CONSUMER DISCRETIONARY — (0.0%)
Other Security		$1,324,353	0.0%

INDUSTRIALS — (0.0%)
Other Security		6,333,443	0.0%

TOTAL PREFERRED STOCKS		9,110,910	0.0%

RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
Other Security		341	0.0%

TOTAL RIGHTS/WARRANTS		341	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,282,786,309)		16,566,578,174

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	139,951,297	139,951,297	0.8%

SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	63,048,434	729,470,381	4.4%

TOTAL INVESTMENTS—(100.0%) (Cost $9,152,146,910)		$17,435,999,852	104.1%

As of October 31, 2021, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	750	12/17/21	$166,698,473	$172,387,500	$5,689,027

Total Futures Contracts			$166,698,473	$172,387,500	$5,689,027

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$13,962	—	$13,962
Common Stocks
Communication Services	$428,739,652	83,899	$44,717	428,868,268
Consumer Discretionary	2,357,040,513	—	32,241	2,357,072,754
Consumer Staples	636,020,007	175,772	—	636,195,779
Energy	597,359,658	—	—	597,359,658
Financials	3,379,934,315	220,068	—	3,380,154,383
Health Care	1,996,805,425	113,413	6,741,211	2,003,660,049
Industrials	3,424,938,401	—	—	3,424,938,401
Information Technology	2,183,650,371	12,718	—	2,183,663,089
Materials	1,003,292,537	—	—	1,003,292,537

51

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$85,502,821	$6,980	—	$85,509,801
Utilities	456,738,242	—	—	456,738,242
Preferred Stocks
Communication Services	1,453,114	—	—	1,453,114
Consumer Discretionary	1,324,353	—	—	1,324,353
Industrials	6,333,443	—	—	6,333,443
Rights/Warrants
Information Technology	—	341	—	341
Temporary Cash Investments	139,951,297	—	—	139,951,297
Securities Lending Collateral	—	729,470,381	—	729,470,381
Futures Contracts**	5,689,027	—	—	5,689,027

TOTAL	$16,704,773,176	$730,097,534	$6,818,169^	$17,441,688,879

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

52

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
BONDS — (0.0%)
FINANCIALS — (0.0%)
Other Security		$36,900	0.0%

TOTAL BONDS		36,900	0.0%

COMMON STOCKS — (93.4%)
COMMUNICATION SERVICES — (2.7%)
#* TechTarget, Inc.	203,907	19,230,469	0.3%
Other Securities		194,916,016	2.6%

TOTAL COMMUNICATION SERVICES		214,146,485	2.9%

CONSUMER DISCRETIONARY — (11.7%)
* Boot Barn Holdings, Inc.	216,916	22,665,553	0.3%
Group 1 Automotive, Inc.	130,500	23,463,900	0.3%
Signet Jewelers Ltd.	388,140	34,614,325	0.5%
#* Sleep Number Corp.	232,280	20,519,615	0.3%
* Vista Outdoor, Inc.	565,899	23,677,214	0.3%
Other Securities		790,031,497	10.6%

TOTAL CONSUMER DISCRETIONARY		914,972,104	12.3%

CONSUMER STAPLES — (3.9%)
# Coca-Cola Consolidated, Inc.	53,501	21,475,301	0.3%
Inter Parfums, Inc.	239,734	22,146,627	0.3%
Other Securities		258,229,245	3.4%

TOTAL CONSUMER STAPLES		301,851,173	4.0%

ENERGY — (5.8%)
* CNX Resources Corp.	1,518,176	22,180,551	0.3%
Matador Resources Co.	738,902	30,923,049	0.4%
PDC Energy, Inc.	535,831	28,029,320	0.4%
* Range Resources Corp.	1,547,124	36,078,932	0.5%
SM Energy Co.	667,265	22,900,535	0.3%
Other Securities		313,324,571	4.2%

TOTAL ENERGY.		453,436,958	6.1%

FINANCIALS — (22.0%)
First BanCorp	1,576,127	21,514,134	0.3%
* LendingClub Corp.	482,672	22,183,605	0.3%
# Pacific Premier Bancorp, Inc.	512,630	21,525,334	0.3%
Piper Sandler Cos	134,207	22,102,551	0.3%
* Triumph Bancorp, Inc.	200,880	23,563,224	0.3%
# Virtus Investment Partners, Inc.	64,475	20,632,000	0.3%
Walker & Dunlop, Inc.	244,175	31,759,842	0.4%
WSFS Financial Corp.	364,709	18,895,573	0.3%
Other Securities		1,540,213,631	20.6%

TOTAL FINANCIALS		1,722,389,894	23.1%

HEALTH CARE — (10.2%)
* CorVel Corp.	185,259	33,943,154	0.5%
* ModivCare, Inc.	115,462	18,793,750	0.3%

53

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Owens & Minor, Inc.	532,916	$19,121,026	0.3%
	Other Securities		723,942,296	9.6%

TOTAL HEALTH CARE			795,800,226	10.7%

INDUSTRIALS — (17.6%)
*	Atkore, Inc.	236,178	22,325,906	0.3%
*	Casella Waste Systems, Inc., Class A	343,191	29,761,524	0.4%
	Comfort Systems USA, Inc.	272,598	24,934,539	0.3%
	Encore Wire Corp.	157,161	21,069,004	0.3%
	Federal Signal Corp.	439,096	18,797,700	0.3%
	Forward Air Corp.	201,154	20,228,046	0.3%
	Helios Technologies, Inc.	244,713	22,281,119	0.3%
	Herc Holdings, Inc.	238,075	43,339,173	0.6%
*	Hub Group, Inc., Class A	243,075	19,098,403	0.3%
	Kadant, Inc.	88,459	19,648,513	0.3%
	Matson, Inc.	289,207	24,085,159	0.3%
	Other Securities		1,112,868,996	14.8%

TOTAL INDUSTRIALS			1,378,438,082	18.5%

INFORMATION TECHNOLOGY — (11.2%)
*	Ambarella, Inc.	164,870	30,637,792	0.4%
#	Badger Meter, Inc.	203,591	20,817,180	0.3%
*	Calix, Inc.	445,312	27,872,078	0.4%
*	ExlService Holdings, Inc.	229,875	28,189,571	0.4%
*	Fabrinet	249,146	23,918,016	0.3%
*	FormFactor, Inc.	477,470	18,993,757	0.3%
*	Insight Enterprises, Inc.	237,629	22,503,466	0.3%
#	Kulicke & Soffa Industries, Inc.	431,017	24,567,969	0.3%
*	MaxLinear, Inc.	312,597	19,693,611	0.3%
#*	Perficient, Inc.	249,085	30,786,906	0.4%
*	Plexus Corp.	215,393	18,808,117	0.3%
	Other Securities		610,156,619	8.1%

TOTAL INFORMATION TECHNOLOGY			876,945,082	11.8%

MATERIALS — (5.5%)
	Stepan Co.	166,116	19,937,242	0.3%
	Other Securities		409,671,045	5.4%

TOTAL MATERIALS			429,608,287	5.7%

REAL ESTATE — (0.9%)
	St. Joe Co.	439,233	20,652,736	0.3%
	Other Securities		51,849,773	0.7%

TOTAL REAL ESTATE			72,502,509	1.0%

UTILITIES — (1.9%)
	California Water Service Group	337,112	20,523,379	0.3%
	Other Securities		130,150,007	1.7%

TOTAL UTILITIES			150,673,386	2.0%

TOTAL COMMON STOCKS			7,310,764,186	98.1%

54

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		$536,817	0.0%

ENERGY — (0.0%)
Other Security		23,138	0.0%

INDUSTRIALS — (0.0%)
Other Security		1,749,294	0.0%

TOTAL PREFERRED STOCKS.		2,309,249	0.0%

RIGHTS/WARRANTS — (0.0%)

INFORMATION TECHNOLOGY — (0.0%)
Other Security		508	0.0%

TOTAL RIGHTS/WARRANTS		508	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,708,729,501)		7,313,110,843

TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	96,239,760	96,239,760	1.3%

SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	36,464,531	421,894,629	5.7%

TOTAL INVESTMENTS—(100.0%) (Cost $4,226,830,875)		$7,831,245,232	105.1%

As of October 31, 2021, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini Russell 2000 Futures	265	12/17/21	$30,423,591	$30,412,725	$(10,866)
S&P 500® Emini Index	460	12/17/21	103,861,239	105,731,000	1,869,761

Total Futures Contracts			$134,284,830	$136,143,725	$1,858,895

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$36,900	—	$36,900
Common Stocks
Communication Services	$213,785,506	338,789	$22,190	214,146,485
Consumer Discretionary	914,742,190	204,470	25,444	914,972,104
Consumer Staples.	301,279,455	571,718	—	301,851,173
Energy	453,436,958	—	—	453,436,958

55

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$1,721,712,219	$677,675	—	$1,722,389,894
Health Care	792,826,053	43,157	$2,931,016	795,800,226
Industrials	1,378,437,799	—	283	1,378,438,082
Information Technology	876,939,818	5,264	—	876,945,082
Materials	429,608,287	—	—	429,608,287
Real Estate	72,408,279	94,230	—	72,502,509
Utilities	150,673,386	—	—	150,673,386
Preferred Stocks
Communication Services	536,817	—	—	536,817
Energy	—	23,138	—	23,138
Industrials	1,749,294	—	—	1,749,294
Rights/Warrants
Information Technology	—	508	—	508
Temporary Cash Investments	96,239,760	—	—	96,239,760
Securities Lending Collateral	—	421,894,629	—	421,894,629
Futures Contracts**	1,858,895	—	—	1,858,895

TOTAL	$7,406,234,716	$423,890,478	$2,978,933^	$7,833,104,127

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

56

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.3%)
* Charter Communications, Inc., Class A	59,976	$40,477,203	0.7%
Verizon Communications, Inc.	2,503,435	132,657,021	2.3%
Other Securities		20,265,384	0.3%

TOTAL COMMUNICATION SERVICES		193,399,608	3.3%

CONSUMER DISCRETIONARY — (17.0%)
* Amazon.com, Inc.	77,931	262,816,842	4.5%
Best Buy Co., Inc.	272,637	33,327,147	0.6%
eBay, Inc.	702,771	53,916,591	0.9%
Home Depot, Inc.	390,804	145,277,479	2.5%
Lowe’s Cos., Inc.	318,826	74,547,895	1.3%
* Marriott International, Inc., Class A	211,117	33,782,942	0.6%
NIKE, Inc., Class B	511,510	85,570,508	1.5%
Target Corp.	303,381	78,763,775	1.3%
Other Securities		220,107,350	3.7%

TOTAL CONSUMER DISCRETIONARY		988,110,529	16.9%

CONSUMER STAPLES — (11.5%)
Altria Group, Inc.	940,393	41,480,735	0.7%
Coca-Cola Co.	2,178,510	122,802,609	2.1%
Costco Wholesale Corp.	235,203	115,611,683	2.0%
PepsiCo, Inc.	721,706	116,627,690	2.0%
Procter & Gamble Co.	569,500	81,432,805	1.4%
Sysco Corp.	440,209	33,852,072	0.6%
Other Securities		160,725,730	2.7%

TOTAL CONSUMER STAPLES		672,533,324	11.5%

ENERGY — (0.3%)
Other Securities		16,105,089	0.3%

FINANCIALS — (3.4%)
Aon PLC, Class A	167,784	53,677,457	0.9%
S&P Global, Inc.	77,507	36,750,719	0.6%
Other Securities		105,577,936	1.9%

TOTAL FINANCIALS		196,006,112	3.4%

HEALTH CARE — (15.0%)
AbbVie, Inc.	1,081,847	124,055,395	2.1%
Amgen, Inc.	324,244	67,108,781	1.1%
Eli Lilly & Co.	400,116	101,933,552	1.7%
* IDEXX Laboratories, Inc.	58,292	38,830,633	0.7%
Johnson & Johnson	1,162,274	189,311,189	3.2%
Merck & Co., Inc.	1,532,728	134,956,700	2.3%
Zoetis, Inc.	181,044	39,141,713	0.7%
Other Securities		179,738,210	3.2%

TOTAL HEALTH CARE		875,076,173	15.0%

INDUSTRIALS — (12.5%)
3M Co	332,301	59,375,543	1.0%
Caterpillar, Inc.	295,017	60,186,418	1.0%

57

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Deere & Co.	169,441	$58,001,349	1.0%
Illinois Tool Works, Inc.	135,400	30,853,598	0.5%
Lockheed Martin Corp.	99,755	33,150,582	0.6%
Union Pacific Corp.	408,543	98,622,280	1.7%
United Parcel Service, Inc., Class B	305,366	65,186,480	1.1%
Other Securities		321,546,950	5.6%

TOTAL INDUSTRIALS		726,923,200	12.5%

INFORMATION TECHNOLOGY — (34.5%)
Accenture PLC, Class A	344,307	123,533,909	2.1%
Apple, Inc.	1,825,774	273,500,945	4.7%
Applied Materials, Inc.	440,327	60,170,685	1.0%
Automatic Data Processing, Inc.	232,781	52,257,007	0.9%
Broadcom, Inc.	218,854	116,358,106	2.0%
Intel Corp.	2,139,206	104,821,094	1.8%
International Business Machines Corp.	516,074	64,560,857	1.1%
KLA Corp.	140,050	52,205,038	0.9%
Lam Research Corp.	72,492	40,854,316	0.7%
Mastercard, Inc., Class A	370,415	124,281,641	2.1%
Microsoft Corp.	908,010	301,114,276	5.2%
Oracle Corp.	1,054,524	101,171,033	1.7%
Paychex, Inc.	364,844	44,977,968	0.8%
QUALCOMM, Inc.	511,799	68,089,739	1.2%
Texas Instruments, Inc.	456,136	85,516,377	1.5%
# Visa, Inc., Class A	643,898	136,358,279	2.3%
Other Securities		258,295,399	4.4%

TOTAL INFORMATION TECHNOLOGY		2,008,066,669	34.4%

MATERIALS — (1.7%)
Sherwin-Williams Co.	103,032	32,620,962	0.6%
Other Securities		64,283,162	1.1%

TOTAL MATERIALS		96,904,124	1.7%

UTILITIES — (0.1%)
Other Security		6,598,444	0.1%

TOTAL COMMON STOCKS (Cost $4,178,648,003)		5,779,723,272	99.1%

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money
Market Fund, 0.025%	42,574,164	42,574,164	0.7%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,221,222,179)		$5,822,297,448	99.8%

58

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of October 31, 2021, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	176	12/17/21	$39,512,071	$40,453,600	$941,529

Total Futures Contracts			$39,512,071	$40,453,600	$941,529

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$193,399,608	—	—	$193,399,608
Consumer Discretionary	988,110,529	—	—	988,110,529
Consumer Staples	672,533,324	—	—	672,533,324
Energy	16,105,089	—	—	16,105,089
Financials	196,006,112	—	—	196,006,112
Health Care	875,076,173	—	—	875,076,173
Industrials	726,923,200	—	—	726,923,200
Information Technology	2,008,066,669	—	—	2,008,066,669
Materials	96,904,124	—	—	96,904,124
Utilities	6,598,444	—	—	6,598,444
Temporary Cash Investments	42,574,164	—	—	42,574,164
Securities Lending Collateral	—	$12	—	12
Futures Contracts**	941,529	—	—	941,529

TOTAL	$5,823,238,965	$12	—	$5,823,238,977

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

59

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
REAL ESTATE — (97.5%)
	Alexandria Real Estate Equities, Inc.	1,108,684	$226,326,752	2.0%
	American Campus Communities, Inc.	1,093,462	58,740,779	0.5%
#	American Homes 4 Rent, Class A	2,254,586	91,536,192	0.8%
	American Tower Corp.	3,453,579	973,805,671	8.7%
	Apartment Income REIT Corp.	1,187,700	63,672,597	0.6%
	AvalonBay Communities, Inc.	1,071,990	253,718,593	2.3%
	Boston Properties, Inc.	1,141,171	129,682,672	1.2%
	Camden Property Trust	769,071	125,435,480	1.1%
	Crown Castle International Corp.	3,283,222	591,964,927	5.3%
	CubeSmart	1,566,930	86,196,819	0.8%
	CyrusOne, Inc.	955,796	78,394,388	0.7%
	Digital Realty Trust, Inc.	2,193,393	346,139,349	3.1%
	Duke Realty Corp.	2,901,130	163,159,551	1.5%
	EastGroup Properties, Inc.	315,650	62,429,257	0.6%
	Equinix, Inc.	608,235	509,135,271	4.5%
	Equity LifeStyle Properties, Inc.	1,344,562	113,628,935	1.0%
	Equity Residential	2,724,927	235,433,693	2.1%
	Essex Property Trust, Inc.	499,942	169,945,284	1.5%
	Extra Space Storage, Inc.	1,028,050	202,906,228	1.8%
	Federal Realty Investment Trust	543,421	65,400,717	0.6%
	First Industrial Realty Trust, Inc.	1,007,243	58,651,760	0.5%
	Gaming & Leisure Properties, Inc.	1,730,779	83,925,474	0.8%
	Healthcare Trust of America, Inc., Class A	1,712,698	57,186,986	0.5%
	Healthpeak Properties, Inc.	4,150,041	147,367,956	1.3%
*	Host Hotels & Resorts, Inc.	5,535,321	93,159,452	0.8%
	Invitation Homes, Inc.	4,501,909	185,703,746	1.7%
#	Iron Mountain, Inc.	2,239,435	102,207,813	0.9%
	Kilroy Realty Corp.	824,527	55,556,629	0.5%
	Kimco Realty Corp.	4,518,312	102,113,851	0.9%
	Lamar Advertising Co., Class A	676,219	76,547,991	0.7%
	Life Storage, Inc.	621,197	83,122,371	0.7%
	Medical Properties Trust, Inc.	4,588,011	97,862,275	0.9%
	Mid-America Apartment Communities, Inc.	886,181	180,967,022	1.6%
	National Retail Properties, Inc.	1,368,562	62,077,972	0.6%
	Prologis, Inc.	5,611,647	813,464,349	7.3%
	Public Storage	1,209,812	401,875,350	3.6%
#	Realty Income Corp.	2,982,256	213,022,546	1.9%
	Regency Centers Corp.	1,187,510	83,612,579	0.7%
	Rexford Industrial Realty, Inc.	1,137,905	76,467,216	0.7%
	SBA Communications Corp.	837,114	289,080,578	2.6%
	Simon Property Group, Inc.	2,520,983	369,525,688	3.3%
	STORE Capital Corp.	1,915,714	65,766,462	0.6%
	Sun Communities, Inc.	890,472	174,514,703	1.6%
	UDR, Inc.	2,291,144	127,227,226	1.1%
	Ventas, Inc.	3,023,982	161,389,919	1.4%
	VEREIT, Inc.	1,773,669	89,215,551	0.8%
#	VICI Properties, Inc.	3,664,748	107,560,354	1.0%
	Welltower, Inc.	3,228,187	259,546,235	2.3%
#	WP Carey, Inc.	1,413,878	109,024,133	1.0%
	Other Securities		1,830,624,613	16.0%

TOTAL COMMON STOCKS			11,106,021,955	99.0%

60

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
PREFERRED STOCKS — (0.0%)
REAL ESTATE — (0.0%)
Other Security		$398,149	0.0%

TOTAL PREFERRED STOCKS		398,149	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,907,017,758)		11,106,420,104

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	103,237,741	103,237,741	0.9%

SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	16,092,450	186,189,641	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $6,196,419,583)		$11,395,847,486	101.6%

As of October 31, 2021, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	440	12/17/21	$98,735,284	$101,134,000	$2,398,716

Total Futures Contracts.			$98,735,284	$101,134,000	$2,398,716

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$11,105,905,939	$116,016	—	$11,106,021,955
Preferred Stocks
Real Estate	398,149	—	—	398,149
Temporary Cash Investments	103,237,741	—	—	103,237,741
Securities Lending Collateral	—	186,189,641	—	186,189,641
Futures Contracts**	2,398,716	—	—	2,398,716

TOTAL	$11,211,940,545	$186,305,657	—	$11,398,246,202

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$25,309,881	—
Investment Securities at Value (including $3,577, $38,647, $0 and $725,965 of securities on loan, respectively)	$413,533	$2,193,884	—	$12,616,356
Temporary Cash Investments at Value & Cost	—	4,875	—	109,625
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,664, $10,655, $0 and $538,700, respectively)	3,664	10,657	—	538,730
Segregated Cash for Futures Contracts	—	—	—	5,394
Foreign Currencies at Value	2	—	—	—
Cash	13,023	—	—	—
Receivables:
Investment Securities Sold	—	927	—	9,933
Dividends and Interest	2,592	1,727	—	4,873
Securities Lending Income	—	8	—	60
Fund Shares Sold	73	1,628	13,943	9,795
Futures Margin Variation	884	—	—	223
Unrealized Gain on Forward Currency Contracts	40	—	—	—
Prepaid Expenses and Other Assets	12	15	106	87

Total Assets.	433,823	2,213,721	25,323,930	13,295,076

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,664	10,666	—	538,941
Investment Securities Purchased	—	991	—	8,466
Fund Shares Redeemed	464	766	10,762	7,298
Due to Advisor	42	182	1,917	3,224
Unrealized Loss on Forward Currency Contracts	2,671	—	—	—
Accrued Expenses and Other Liabilities	115	302	1,548	1,809

Total Liabilities	6,956	12,907	14,227	559,738

NET ASSETS.	$426,867	$2,200,814	$25,309,703	$12,735,338

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $70,291 and shares outstanding of 0, 0, 0 and 2,224,451, respectively	N/A	N/A	N/A	$31.60

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $73,279 and shares outstanding of 0, 0, 0 and 2,330,955, respectively	N/A	N/A	N/A	$31.44

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $426,867; $2,200,814; $25,309,703 and $12,591,768 and shares outstanding of 23,038,890, 78,303,050, 551,269,404 and 398,377,031, respectively	$18.53	$28.11	$45.91	$31.61

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$415,606	$1,072,934	N/A	$8,041,396

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$296,103	$1,016,979	$13,901,560	$7,348,384
Total Distributable Earnings (Loss)	130,764	1,183,835	11,408,143	5,386,954

NET ASSETS	$426,867	$2,200,814	$25,309,703	$12,735,338

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $677,868,
$950,640, $1,191,616 and $252,782 of securities on loan, respectively)	$15,059,741	$33,072,701	$34,859,086	$5,144,602
Temporary Cash Investments at Value & Cost	89,706	286,440	283,630	39,328
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $408,349, $402,012, $540,657 and $133,980, respectively)	408,417	402,032	540,697	133,996
Segregated Cash for Futures Contracts	4,117	14,410	14,329	1,794
Receivables:
Investment Securities Sold	19,358	14,832	178	170
Dividends and Interest	6,979	24,943	24,066	3,155
Securities Lending Income	76	129	171	31
Fund Shares Sold	6,203	9,207	9,788	1,993
Futures Margin Variation	1,221	595	1,534	74
Prepaid Expenses and Other Assets	86	143	184	49

Total Assets	15,595,904	33,825,432	35,733,663	5,325,192

LIABILITIES:
Payables:
Upon Return of Securities Loaned	408,339	402,328	540,968	134,041
Investment Securities Purchased	3,109	13,691	9,289	4,709
Fund Shares Redeemed	32,081	17,384	25,791	1,873
Due to Advisor	4,658	3,321	4,670	1,087
Accrued Expenses and Other Liabilities	2,370	3,667	4,048	707

Total Liabilities	450,557	440,391	584,766	142,417

NET ASSETS	$15,145,347	$33,385,041	$35,148,897	$5,182,775

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $15,145,347; $33,385,041; $35,148,897 and $5,182,775 and shares outstanding of 326,879,278, 921,003,240, 1,059,911,216 and 199,183,385,respectively	$46.33	$36.25	$33.16	$26.02

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,275,018	$13,429,211	$14,506,968	$2,406,527

NET ASSETS CONSIST OF:
Paid-In Capital	$8,088,258	$12,863,156	$13,509,190	$2,119,379
Total Distributable Earnings (Loss)	7,057,089	20,521,885	21,639,707	3,063,396

NET ASSETS	$15,145,347	$33,385,041	$35,148,897	$5,182,775

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,206,104,
$613,208, $136,958 and $326,039 of securities on loan, respectively)	$16,566,578	$7,313,111	$5,779,723	$11,106,420
Temporary Cash Investments at Value & Cost	139,951	96,240	42,574	103,238
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $729,409, $421,862, $0 and $186,164, respectively)	729,470	421,895	—	186,190
Segregated Cash for Futures Contracts	9,488	7,013	2,024	5,060
Cash	—	—	—	3,073
Receivables:
Investment Securities Sold	16,061	41,126	10,119	—
Dividends and Interest	4,118	2,078	6,348	3,111
Securities Lending Income	149	95	17	29
Fund Shares Sold	35,633	1,982	3,444	4,864
Futures Margin Variation	—	—	84	209
Prepaid Expenses and Other Assets	68	44	79	55

Total Assets	17,501,516	7,883,584	5,844,412	11,412,249

LIABILITIES:
Payables:
Upon Return of Securities Loaned	729,816	421,892	6	186,319
Investment Securities Purchased	5,965	101	3,517	1,981
Fund Shares Redeemed	10,177	2,578	3,652	6,103
Due to Advisor	4,209	2,566	962	1,334
Futures Margin Variation	1,491	1,515	—	—
Accrued Expenses and Other Liabilities	2,453	1,067	638	1,414

Total Liabilities	754,111	429,719	8,775	197,151

NET ASSETS	$16,747,405	$7,453,865	$5,835,637	$11,215,098

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $16,747,405; $7,453,865; $5,835,637 and $11,215,098 and shares outstanding of 345,295,892, 252,217,420, 299,149,473 and 229,348,294, respectively	$48.50	$29.55	$19.51	$48.90

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$8,282,786	$3,708,730	$4,178,648	$5,907,018

NET ASSETS CONSIST OF:
Paid-In Capital	$7,626,342	$3,177,542	$4,118,252	$5,906,858
Total Distributable Earnings (Loss)	9,121,063	4,276,323	1,717,385	5,308,240

NET ASSETS	$16,747,405	$7,453,865	$5,835,637	$11,215,098

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$483,921	—
Income from Securities Lending	—	—	598	—
Expenses Allocated from Affiliated Investment Companies	—	—	(26,257)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	458,262	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $237, respectively)	—	$29,804	—	$236,941
Interest	$3,079	—	—	—
Income from Securities Lending	3	81	—	2,278

Total Fund Investment Income	3,082	29,885	—	239,219

Fund Expenses
Investment Management Fees	503	2,172	48,199	37,277
Accounting & Transfer Agent Fees	74	403	3,248	1,589
S&P 500® Fees	7	—	—	—
Custodian Fees	17	29	—	142
Shareholder Servicing Fees
Class R1 Shares	—	—	—	61
Class R2 Shares	—	—	—	172
Filing Fees	41	68	330	315
Shareholders’ Reports	21	59	395	361
Directors’/Trustees’ Fees & Expenses	4	23	252	130
Professional Fees	5	26	70	153
Previously Waived Fees Recovered by Advisor (Note C)	40	—	—	—
Other	10	50	121	289

Total Fund Expenses	722	2,830	52,615	40,489

Fees Waived, Expenses Reimbursed by Advisor (Note C)	94	—	23,870	—
Fees Paid Indirectly (Note C)	11	—	—	—

Net Expenses	617	2,830	28,745	40,489

Net Investment Income (Loss)	2,465	27,055	429,517	198,730

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	8,383	77,747	—	1,091,327
Affiliated Investment Companies Shares Sold	—	(3)	—	(19)
Transactions Allocated from Affiliated Investment Company**	—	—	1,197,847	—
Futures	121,329	—	—	31,099
Foreign Currency Transactions	(56)	—	—	—
Forward Currency Contracts	(2,075)	—	—	—
In-Kind Redemptions	—	11,793	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,769)	578,484	—	4,695,607
Affiliated Investment Companies Shares	—	(2)	—	(24)
Transactions Allocated from Affiliated Investment Company	—	—	7,131,104	—
Futures	29,567	—	—	5,644
Translation of Foreign Currency-Denominated Amounts	(4)	—	—	—
Forward Currency Contracts	(3,235)	—	—	—

Net Realized and Unrealized Gain (Loss)	147,140	668,019	8,328,951	5,823,634

Net Increase (Decrease) in Net Assets Resulting from Operations	$149,605	$695,074	$8,758,468	$6,022,364

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $678, $60, $93 and $31, respectively)	$340,163	$456,051	$475,357	$76,349
Income from Securities Lending	3,526	1,839	2,475	609

Total Investment Income	343,689	457,890	477,832	76,958

Expenses
Investment Management Fees	57,459	38,636	52,582	12,436
Accounting & Transfer Agent Fees	2,508	5,971	5,920	979
Custodian Fees	152	300	317	60
Filing Fees	251	471	602	105
Shareholders’ Reports	371	333	340	106
Directors’/Trustees’ Fees & Expenses	156	334	351	52
Professional Fees	214	403	426	61
Other	315	684	718	104

Total Expenses	61,426	47,132	61,256	13,903

Net Expenses	61,426	47,132	61,256	13,903

Net Investment Income (Loss)	282,263	410,758	416,576	63,055

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,961,127	975,666	1,429,312	359,202
Affiliated Investment Companies Shares Sold	(6)	6	5	(10)
Futures	35,883	74,671	77,878	10,622
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,964,267	9,374,964	9,830,032	1,496,357
Affiliated Investment Companies Shares	(18)	(42)	(46)	(6)
Futures	6,558	12,449	10,410	1,490

Net Realized and Unrealized Gain (Loss)	6,967,811	10,437,714	11,347,591	1,867,655

Net Increase (Decrease) in Net Assets Resulting from Operations.	$7,250,074	$10,848,472	$11,764,167	$1,930,710

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $157, $79, $0 and $0, respectively)	$238,972	$92,232	$85,621	$227,927
Income from Securities Lending	3,327	2,130	178	953

Total Investment Income	242,299	94,362	85,799	228,880

Fund Expenses
Investment Management Fees	51,231	30,017	10,113	16,888
Accounting & Transfer Agent Fees	2,381	1,173	1,149	1,703
Custodian Fees	189	90	53	98
Filing Fees	281	121	309	154
Shareholders’ Reports	339	159	150	335
Directors’/Trustees’ Fees & Expenses	183	76	57	107
Professional Fees	221	92	64	131
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	21
Other	376	153	122	188

Total Fund Expenses	55,201	31,881	12,017	19,625

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1,743

Net Expenses	55,201	31,881	12,017	17,882

Net Investment Income (Loss)	187,098	62,481	73,782	210,998

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,236,222	742,238	131,919	148,206
Affiliated Investment Companies Shares Sold	(15)	(21)	—	(14)
Futures	29,482	16,057	10,476	21,701
In-Kind Redemptions	—	7,153	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,738,332	2,315,847	1,189,688	3,314,181
Affiliated Investment Companies Shares	(46)	(10)	(1)	(7)
Futures	7,732	3,108	1,528	3,785

Net Realized and Unrealized Gain (Loss)	7,011,707	3,084,372	1,333,610	3,487,852

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,198,805	$3,146,853	$1,407,392	$3,698,850

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,465	$3,570	$27,055	$28,514	$429,517	$517,935
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	8,383	(5,357)	77,747	(7,109)	—	—
Affiliated Investment Companies Shares Sold	—	—	(3)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	1,197,847	(475,431)
Futures	121,329	62,220	—	728	—	—
Foreign Currency Transactions	(56)	7	—	—	—	—
Forward Currency Contracts	(2,075)	(458)	—	—	—	—
In-Kind Redemptions	—	—	11,793	93,249	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,769)	4,838	578,484	71,706	—	—
Affiliated Investment Companies Shares	—	—	(2)	1	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	7,131,104	(3,030,639)
Futures	29,567	(29,969)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4)	3	—	—	—	—
Forward Currency Contracts	(3,235)	3,144	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	149,605	37,998	695,074	187,086	8,758,468	(2,988,135)

Distributions:
Institutional Class Shares	(30,328)	(34,948)	(27,774)	(30,188)	(401,298)	(1,034,667)
Capital Share Transactions (1):
Shares Issued	57,957	127,765	291,004	694,531	4,217,940	5,311,976
Shares Issued in Lieu of Cash Distributions	30,299	34,917	24,838	26,468	375,792	972,937
Shares Redeemed	(213,988)	(119,160)	(475,766)	(795,988)	(6,356,276)	(9,203,611)

Net Increase (Decrease) from Capital Share Transactions	(125,732)	43,522	(159,924)	(74,989)	(1,762,544)	(2,918,698)

Total Increase (Decrease) in Net Assets	(6,455)	46,572	507,376	81,909	6,594,626	(6,941,500)
Net Assets
Beginning of Year	433,322	386,750	1,693,438	1,611,529	18,715,077	25,656,577

End of Year	$426,867	$433,322	$2,200,814	$1,693,438	$25,309,703	$18,715,077

(1) Shares Issued and Redeemed:
Shares Issued	3,614	9,759	11,836	38,705	99,361	169,503
Shares Issued in Lieu of Cash Distributions	2,042	2,584	994	1,435	8,865	28,269
Shares Redeemed	(13,433)	(9,117)	(19,169)	(42,089)	(152,905)	(292,814)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,777)	3,226	(6,339)	(1,949)	(44,679)	(95,042)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$198,730	$154,249	$282,263	$181,490	$410,758	$428,436
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,091,327	(208,930)	1,961,127	(549,806)	975,666	(205,702)
Affiliated Investment Companies Shares Sold	(19)	(87)	(6)	96	6	(198)
Futures	31,099	30,041	35,883	37,980	74,671	62,649
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,695,607	(1,239,691)	4,964,267	(1,439,781)	9,374,964	888,856
Affiliated Investment Companies Shares	(24)	(49)	(18)	(46)	(42)	(77)
Futures	5,644	(6,182)	6,558	(3,779)	12,449	(7,658)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,022,364	(1,270,649)	7,250,074	(1,773,846)	10,848,472	1,166,306

Distributions:
Class R1 Shares	(889)	(1,803)	—	—	—	—
Class R2 Shares	(922)	(2,386)	—	—	—	—
Institutional Class Shares	(186,950)	(413,733)	(282,350)	(386,451)	(396,374)	(844,109)

Total Distributions	(188,761)	(417,922)	(282,350)	(386,451)	(396,374)	(844,109)

Capital Share Transactions (1):
Shares Issued	2,413,093	2,950,839	2,353,153	3,909,907	3,731,277	5,109,364
Shares Issued in Lieu of Cash Distributions	181,306	397,269	257,340	350,431	385,732	826,332
Shares Redeemed	(4,489,318)	(3,647,254)	(4,913,927)	(5,385,497)	(5,612,000)	(8,422,017)

Net Increase (Decrease) from Capital Share Transactions	(1,894,919)	(299,146)	(2,303,434)	(1,125,159)	(1,494,991)	(2,486,321)

Total Increase (Decrease) in Net Assets	3,938,684	(1,987,717)	4,664,290	(3,285,456)	8,957,107	(2,164,124)
Net Assets
Beginning of Year	8,796,654	10,784,371	10,481,057	13,766,513	24,427,934	26,592,058

End of Year	$12,735,338	$8,796,654	$15,145,347	$10,481,057	$33,385,041	$24,427,934

(1) Shares Issued and Redeemed:
Shares Issued	85,084	176,340	56,798	157,707	115,212	224,581
Shares Issued in Lieu of Cash Distributions	6,639	19,124	6,840	11,192	11,903	33,942
Shares Redeemed	(162,459)	(205,273)	(120,183)	(205,274)	(173,808)	(366,844)

Net Increase (Decrease) from Shares Issued and Redeemed	(70,736)	(9,809)	(56,545)	(36,375)	(46,693)	(108,321)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$416,576	$431,749	$63,055	$62,792	$187,098	$168,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,429,312	(219,209)	359,202	(33,632)	1,236,222	(308,827)
Affiliated Investment Companies Shares Sold	5	(245)	(10)	—	(15)	(41)
Futures	77,878	70,979	10,622	10,976	29,482	46,362
In-Kind Redemptions	—	—	—	—	—	(35,598)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9,830,032	884,643	1,496,357	(329,953)	5,738,332	(811,821)
Affiliated Investment Companies Shares	(46)	(60)	(6)	(10)	(46)	(100)
Futures	10,410	(5,919)	1,490	(835)	7,732	(7,408)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,764,167	1,161,938	1,930,710	(290,662)	7,198,805	(948,610)

Distributions:
Institutional Class Shares	(403,127)	(1,009,996)	(59,880)	(138,844)	(191,245)	(566,104)
Capital Share Transactions (1):
Shares Issued	4,280,791	5,050,810	622,066	986,322	1,966,837	2,924,772
Shares Issued in Lieu of Cash Distributions	396,434	987,748	59,202	131,363	180,123	535,844
Shares Redeemed	(6,559,673)	(8,349,350)	(982,039)	(1,659,075)	(5,596,845)	(6,148,667)

Net Increase (Decrease) from Capital Share Transactions	(1,882,448)	(2,310,792)	(300,771)	(541,390)	(3,449,885)	(2,688,051)

Total Increase (Decrease) in Net Assets	9,478,592	(2,158,850)	1,570,059	(970,896)	3,557,675	(4,202,765)
Net Assets
Beginning of Year	25,670,305	27,829,155	3,612,716	4,583,612	13,189,730	17,392,495

End of Year	$35,148,897	$25,670,305	$5,182,775	$3,612,716	$16,747,405	$13,189,730

(1) Shares Issued and Redeemed:
Shares Issued	144,078	251,003	26,612	65,693	44,774	104,186
Shares Issued in Lieu of Cash Distributions	13,361	44,273	2,515	7,398	4,260	16,348
Shares Redeemed	(224,097)	(396,679)	(42,433)	(105,588)	(129,256)	(209,613)

Net Increase (Decrease) from Shares Issued and Redeemed	(66,658)	(101,403)	(13,306)	(32,497)	(80,222)	(89,079)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,481	$55,347	$73,782	$44,407	$210,998	$254,435
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	742,238	(40,080)	131,919	(15,559)	148,206	(22,481)
Affiliated Investment Companies Shares Sold	(21)	43	—	(7)	(14)	(25)
Futures	16,057	18,436	10,476	2,286	21,701	23,323
In-Kind Redemptions	7,153	—	—	27,518	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,315,847	(682,708)	1,189,688	227,487	3,314,181	(2,026,772)
Affiliated Investment Companies Shares	(10)	(28)	(1)	—	(7)	8
Futures	3,108	(2,304)	1,528	(586)	3,785	(2,293)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,146,853	(651,294)	1,407,392	285,546	3,698,850	(1,773,805)

Distributions:
Institutional Class Shares	(65,321)	(181,299)	(70,633)	(40,426)	(250,605)	(234,099)
Capital Share Transactions (1):
Shares Issued	707,002	1,188,177	1,659,760	2,358,261	1,673,718	2,195,792
Shares Issued in Lieu of Cash Distributions	60,120	167,021	70,349	39,951	221,041	201,446
Shares Redeemed	(1,515,047)	(1,753,646)	(860,356)	(717,509)	(2,265,461)	(2,923,216)

Net Increase (Decrease) from Capital Share Transactions	(747,925)	(398,448)	869,753	1,680,703	(370,702)	(525,978)

Total Increase (Decrease) in Net Assets	2,333,607	(1,231,041)	2,206,512	1,925,823	3,077,543	(2,533,882)
Net Assets
Beginning of Year	5,120,258	6,351,299	3,629,125	1,703,302	8,137,555	10,671,437

End of Year	$7,453,865	$5,120,258	$5,835,637	$3,629,125	$11,215,098	$8,137,555

(1) Shares Issued and Redeemed:
Shares Issued	26,537	71,569	95,038	171,069	40,000	61,450
Shares Issued in Lieu of Cash Distributions	2,311	8,253	3,936	2,876	5,800	5,475
Shares Redeemed	(58,103)	(103,964)	(48,305)	(51,527)	(54,340)	(83,732)

Net Increase (Decrease) from Shares Issued and Redeemed	(29,255)	(24,142)	50,669	122,418	(8,540)	(16,807)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio					U.S. Large Cap Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year.	$14.06	$14.02	$13.03	$14.54	$12.22	$20.01	$18.61	$16.75	$15.93	$13.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	0.12	0.26	0.26	0.18	0.33	0.32	0.31	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	5.49	1.17	1.60	0.52	2.63	8.11	1.42	1.86	0.81	2.87

Total from Investment Operations	5.59	1.29	1.86	0.78	2.81	8.44	1.74	2.17	1.09	3.13

Less Distributions:
Net Investment Income	(0.13)	(0.11)	(0.30)	(0.25)	(0.13)	(0.34)	(0.31)	(0.31)	(0.27)	(0.26)
Net Realized Gains	(0.99)	(1.14)	(0.57)	(2.04)	(0.36)	—	(0.03)	—	—	—

Total Distributions	(1.12)	(1.25)	(0.87)	(2.29)	(0.49)	(0.34)	(0.34)	(0.31)	(0.27)	(0.26)

Net Asset Value, End of Year.	$18.53	$14.06	$14.02	$13.03	$14.54	$28.11	$20.01	$18.61	$16.75	$15.93

Total Return	41.82%	9.55%	15.67%	5.62%	23.53%	42.42%	9.52%	13.13%	6.82%	24.16%

Net Assets, End of Year (thousands)	$426,867	$433,322	$386,750	$327,063	$322,347	$2,200,814	$1,693,438	$1,611,529	$1,457,218	$1,212,883
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.18%	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.22%	0.25%	0.23%	0.24%	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.59%	0.89%	1.98%	1.94%	1.36%	1.32%	1.68%	1.77%	1.64%	1.74%
Portfolio Turnover Rate	70%	90%	109%	91%	122%	7%	20%	22%	7%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$31.40	$37.13	$37.41	$38.84	$32.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.76	0.79	0.83	0.78	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	14.46	(4.98)	1.45	0.35	6.99

Total from Investment Operations	15.22	(4.19)	2.28	1.13	7.73

Less Distributions:
Net Investment Income	(0.71)	(0.73)	(0.76)	(0.73)	(0.70)
Net Realized Gains	—	(0.81)	(1.80)	(1.83)	(0.82)

Total Distributions	(0.71)	(1.54)	(2.56)	(2.56)	(1.52)

Net Asset Value, End of Year	$45.91	$31.40	$37.13	$37.41	$38.84

Total Return	48.68%	(11.56%)	6.97%	2.79%	24.11%

Net Assets, End of Year (thousands)	$25,309,703	$18,715,077	$25,656,577	$25,268,336	$23,732,871
Ratio of Expenses to Average Net Assets (B)	0.23%	0.27%	0.28%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.80%	2.38%	2.33%	1.98%	2.03%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$18.57	$22.30	$23.45	$25.15	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.30	0.30	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	13.00	(3.19)	(0.24)	(0.63)	4.66

Total from Investment Operations	13.44	(2.89)	0.06	(0.35)	4.91

Less Distributions:
Net Investment Income	(0.41)	(0.27)	(0.27)	(0.26)	(0.24)
Net Realized Gains	—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(0.41)	(0.84)	(1.21)	(1.35)	(1.02)

Net Asset Value, End of Year	$31.60	$18.57	$22.30	$23.45	$25.15

Total Return	72.74%	(13.34%)	0.78%	(1.61%)	23.32%

Net Assets, End of Year (thousands)	$70,291	$31,832	$56,378	$47,848	$54,960
Ratio of Expenses to Average Net Assets	0.43%	0.47%	0.48%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.56%	1.34%	1.10%	1.03%
Portfolio Turnover Rate	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$18.48	$22.18	$23.32	$25.03	$21.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.27	0.27	0.24	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	12.94	(3.16)	(0.23)	(0.63)	4.65

Total from Investment Operations	13.33	(2.89)	0.04	(0.39)	4.86

Less Distributions:
Net Investment Income	(0.37)	(0.24)	(0.24)	(0.23)	(0.21)
Net Realized Gains	—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(0.37)	(0.81)	(1.18)	(1.32)	(0.99)

Net Asset Value, End of Year	$31.44	$18.48	$22.18	$23.32	$25.03

Total Return	72.45%	(13.42%)	0.64%	(1.79%)	23.17%

Net Assets, End of Year (thousands)	$73,279	$52,931	$72,669	$108,168	$156,809
Ratio of Expenses to Average Net Assets	0.58%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.39%	1.21%	0.95%	0.90%
Portfolio Turnover Rate	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$18.57	$22.31	$23.46	$25.16	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.46	0.31	0.32	0.30	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	13.02	(3.19)	(0.23)	(0.63)	4.67

Total from Investment Operations	13.48	(2.88)	0.09	(0.33)	4.94

Less Distributions:
Net Investment Income	(0.44)	(0.29)	(0.30)	(0.28)	(0.26)
Net Realized Gains	—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(0.44)	(0.86)	(1.24)	(1.37)	(1.04)

Net Asset Value, End of Year	$31.61	$18.57	$22.31	$23.46	$25.16

Total Return	72.95%	(13.27%)	0.88%	(1.52%)	23.46%

Net Assets, End of Year (thousands)	$12,591,768	$8,711,891	$10,655,324	$10,307,146	$10,528,662
Ratio of Expenses to Average Net Assets	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.65%	1.45%	1.20%	1.13%
Portfolio Turnover Rate	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio					U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$27.34	$32.79	$36.39	$39.07$	32.75	$25.24	$24.71	$22.77	$22.01	$18.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.80	0.44	0.42	0.39	0.31	0.44	0.41	0.40	0.36	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	18.98	(4.95)	(1.69)	(0.90)	7.71	10.99	0.93	2.08	0.88	4.12

Total from Investment Operations	19.78	(4.51)	(1.27)	(0.51)	8.02	11.43	1.34	2.48	1.24	4.45

Less Distributions:
Net Investment Income	(0.79)	(0.38)	(0.38)	(0.37)	(0.30)	(0.42)	(0.39)	(0.40)	(0.35)	(0.35)
Net Realized Gains	—	(0.56)	(1.95)	(1.80)	(1.40)	—	(0.42)	(0.14)	(0.13)	(0.09)

Total Distributions	(0.79)	(0.94)	(2.33)	(2.17)	(1.70)	(0.42)	(0.81)	(0.54)	(0.48)	(0.44)

Net Asset Value, End of Year	$46.33	$27.34	$32.79	$36.39$	39.07	$36.25	$25.24	$24.71	$22.77	$22.01

Total Return	73.01%	(14.11%)	(3.04%)	(1.48%)	24.67%	45.50%	5.55%	11.18%	5.59%	24.93%

Net Assets, End of Year (thousands)	$15,145,347	$10,481,057	$13,766,513	$14,732,615	$15,165,867	$33,385,041	$24,427,934	$26,592,058	$23,629,726	$20,762,742
Ratio of Expenses to Average Net Assets	0.42%	0.52%	0.53%	0.52%	0.52%	0.15%	0.18%	0.20%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.42%	0.52%	0.53%	0.52%	0.52%	0.15%	0.18%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.56%	1.26%	1.00%	0.83%	1.34%	1.69%	1.72%	1.55%	1.64%
Portfolio Turnover Rate	22%	18%	19%	27%	24%	4%	3%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio					U.S. Vector Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$22.79	$22.66	$21.25	$20.90	$17.19	$17.00	$18.71	$18.40	$19.16	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.36	0.36	0.34	0.31	0.31	0.27	0.28	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	10.35	0.60	1.65	0.53	3.83	9.00	(1.40)	0.72	(0.10)	3.65

Total from Investment Operations	10.74	0.96	2.01	0.87	4.14	9.31	(1.13)	1.00	0.16	3.89

Less Distributions:
Net Investment Income	(0.37)	(0.33)	(0.37)	(0.32)	(0.31)	(0.29)	(0.25)	(0.27)	(0.25)	(0.23)
Net Realized Gains	—	(0.50)	(0.23)	(0.20)	(0.12)	—	(0.33)	(0.42)	(0.67)	(0.43)

Total Distributions	(0.37)	(0.83)	(0.60)	(0.52)	(0.43)	(0.29)	(0.58)	(0.69)	(0.92)	(0.66)

Net Asset Value, End of Year	$33.16	$22.79	$22.66	$21.25	$20.90	$26.02	$17.00	$18.71	$18.40	$19.16

Total Return	47.35%	4.37%	9.78%	4.16%	24.36%	54.98%	(6.12%)	5.92%	0.69%	24.73%

Net Assets, End of Year (thousands)	$35,148,897	$25,670,305	$27,829,155	$24,677,650	$22,515,418	$5,182,775	$3,612,716	$4,583,612	$4,610,769	$4,724,003
Ratio of Expenses to Average Net Assets	0.19%	0.21%	0.22%	0.22%	0.22%	0.29%	0.32%	0.33%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.19%	0.21%	0.22%	0.22%	0.22%	0.29%	0.32%	0.33%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.63%	1.69%	1.53%	1.59%	1.31%	1.59%	1.53%	1.35%	1.36%
Portfolio Turnover Rate	5%	3%	6%	5%	5%	10%	13%	6%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio					U.S. Micro Cap Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$31.00	$33.80	$35.02	$36.48	$30.14	$18.19	$20.78	$21.88	$22.76	$18.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.50	0.35	0.38	0.39	0.35	0.24	0.18	0.20	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	17.50	(2.02)	(0.05)	(0.08)	7.17	11.37	(2.18)	(0.26)	0.12	5.12

Total from Investment Operations	18.00	(1.67)	0.33	0.31	7.52	11.61	(2.00)	(0.06)	0.29	5.28

Less Distributions:
Net Investment Income	(0.50)	(0.32)	(0.35)	(0.37)	(0.35)	(0.25)	(0.16)	(0.18)	(0.16)	(0.16)
Net Realized Gains	—	(0.81)	(1.20)	(1.40)	(0.83)	—	(0.43)	(0.86)	(1.01)	(0.94)

Total Distributions	(0.50)	(1.13)	(1.55)	(1.77)	(1.18)	(0.25)	(0.59)	(1.04)	(1.17)	(1.10)

Net Asset Value, End of Year	$48.50	$31.00	$33.80	$35.02	$36.48	$29.55	$18.19	$20.78	$21.88	$22.76

Total Return	58.30%	(5.08%)	1.41%	0.77%	25.21%	64.00%	(9.87%)	0.24%	1.29%	28.91%

Net Assets, End of Year (thousands)	$16,747,405	$13,189,730	$17,392,495	$17,303,451	$16,931,787	$7,453,865	$5,120,258	$6,351,299	$6,478,316	$6,306,730
Ratio of Expenses to Average Net Assets	0.33%	0.36%	0.37%	0.37%	0.37%	0.46%	0.52%	0.53%	0.52%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.33%	0.36%	0.37%	0.37%	0.37%	0.46%	0.52%	0.53%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.15%	1.13%	1.06%	1.04%	0.90%	1.00%	0.98%	0.74%	0.75%
Portfolio Turnover Rate	12%	3%	8%	13%	14%	20%	11%	15%	19%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio						DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 u to Oct 31, 2017		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Period.	$14.61	$13.51	$11.85	$10.93	$10.00		$34.21	$41.90	$34.14	$34.99	$34.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.25	0.22	0.19	0.07		0.90	1.01	0.52 **	1.60	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	4.89	1.07	1.64	0.89	0.91		14.86	(7.77)	8.09 **	(0.69)	1.12

Total from Investment Operations	5.15	1.32	1.86	1.08	0.98		15.76	(6.76)	8.61	0.91	1.96

Less Distributions:
Net Investment Income	(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(0.95)	(0.87)	(0.85)	(1.65)	(0.98)
Net Realized Gains	—	—	—	—	—		(0.12)	(0.06)	—	(0.11)	(0.31)

Total Distributions	(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(1.07)	(0.93)	(0.85)	(1.76)	(1.29)

Net Asset Value, End of Period	$19.51	$14.61	$13.51	$11.85	$10.93		$48.90	$34.21	$41.90	$34.14	$34.99

Total Return	35.42%	9.90%	15.88%	9.88%	9.84	%(C)	47.01%	(16.27%)	25.64%	2.63%	5.86%

Net Assets, End of Period (thousands)	$5,835,637	$3,629,125	$1,703,302	$722,728	$141,073		$11,215,098	$8,137,555	$10,671,437	$8,577,658	$8,281,176
Ratio of Expenses to Average Net Assets	0.24%	0.25%	0.25%	0.25%	0.23	%(D)(E)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.25%	0.25%	0.27%	0.35	%(D)(E)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.76%	1.73%	1.58%	1.45	%(D)(E)	2.12%	2.73%	1.38%**	4.66%	2.43%
Portfolio Turnover Rate	12%	0%	4%	7%	0	%(C)	5%	5%	3%	3%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of October 31, 2021, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 10/31/21
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	85%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted

81

bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

82

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.11	%*
U.S. Large Cap Value Portfolio	0.20	%*
U.S. Targeted Value Portfolio	0.31	%*
U.S. Small Cap Value Portfolio	0.40	%*
U.S. Core Equity 1 Portfolio	0.13	%*
U.S. Core Equity 2 Portfolio	0.16	%*
U.S. Vector Equity Portfolio	0.26	%*
U.S. Small Cap Portfolio	0.31	%*
U.S. Micro Cap Portfolio	0.43	%*
U.S. High Relative Profitability Portfolio	0.20%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
U.S. Large Cap Equity Portfolio	0.12%	0.10%
U.S. Large Cap Value Portfolio	0.23%	0.19%
U.S. Targeted Value Portfolio	0.33%	0.30%
U.S. Small Cap Value Portfolio	0.48%	0.36%
U.S. Core Equity 1 Portfolio	0.14%	0.12%
U.S. Core Equity 2 Portfolio	0.17%	0.16%
U.S. Vector Equity Portfolio	0.28%	0.25%
U.S. Small Cap Portfolio	0.33%	0.30%
U.S. Micro Cap Portfolio	0.48%	0.41%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2021, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$40	$94	$688
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	23,870	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	21	1,743	5,064
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$11

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$11
U.S. Large Cap Equity Portfolio	26
U.S. Large Cap Value Portfolio	577
U.S. Targeted Value Portfolio	235
U.S. Small Cap Value Portfolio	435
U.S. Core Equity 1 Portfolio	484
U.S. Core Equity 2 Portfolio	571
U.S. Vector Equity Portfolio	120
U.S. Small Cap Portfolio	365
U.S. Micro Cap Portfolio	203
U.S. High Relative Profitability Portfolio	38
DFA Real Estate Securities Portfolio	225

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$93,703	$64,130	$237,596	$186,554
U.S. Large Cap Equity Portfolio	—	—	140,781	281,223
U.S. Targeted Value Portfolio	—	—	1,466,700	3,145,311
U.S. Small Cap Value Portfolio	—	—	3,068,731	5,036,721
U.S. Core Equity 1 Portfolio	—	—	1,105,266	2,371,137
U.S. Core Equity 2 Portfolio	—	—	1,672,033	3,317,059
U.S. Vector Equity Portfolio	—	—	477,324	707,993

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$1,858,885	$4,939,075
U.S. Micro Cap Portfolio	—	—	1,354,005	1,998,754
U.S. High Relative Profitability Portfolio	—	—	1,483,630	606,007
DFA Real Estate Securities Portfolio	—	—	521,909	827,228

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$10,071	$119,408	$125,815	—	—	$3,664	317	$2	—

Total	$10,071	$119,408	$125,815	—	—	$3,664	317	$2	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,230	$282,356	$278,924	$(3)	$(2)	$10,657	921	$13	—

Total	$7,230	$282,356	$278,924	$(3)	$(2)	$10,657	921	$13	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$264,862	$3,630,126	$3,356,215	$(19)	$(24)	$538,730	46,563	$229	—

Total	$264,862	$3,630,126	$3,356,215	$(19)	$(24)	$538,730	46,563	$229	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$361,122	$2,554,466	$2,507,147	$(6)	$(18)	$408,417	35,300	$236	—

Total	$361,122	$2,554,466	$2,507,147	$(6)	$(18)	$408,417	35,300	$236	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$343,800	$2,733,827	$2,675,559	$6	$(42)	$402,032	34,748	$217	—

Total	$343,800	$2,733,827	$2,675,559	$6	$(42)	$402,032	34,748	$217	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$424,201	$2,868,803	$2,752,266	$5	$(46)	$540,697	46,733	$283	—

Total	$424,201	$2,868,803	$2,752,266	$5	$(46)	$540,697	46,733	$283	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,157	$978,931	$987,076	$(10)	$(6)	$133,996	11,581	$84	—

Total	$142,157	$978,931	$987,076	$(10)	$(6)	$133,996	11,581	$84	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$693,347	$4,048,132	$4,011,948	$(15)	$(46)	$729,470	63,048	$475	—

Total	$693,347	$4,048,132	$4,011,948	$(15)	$(46)	$729,470	63,048	$475	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$306,205	$2,093,046	$1,977,325	$(21)	$(10)	$421,895	36,465	$237	—

Total	$306,205	$2,093,046	$1,977,325	$(21)	$(10)	$421,895	36,465	$237	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$19,518	$151,729	$171,246	—	$(1)	—	—	—	—

Total	$19,518	$151,729	$171,246	—	$(1)	—	—	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$211,145	$2,452,384	$2,477,318	$(14)	$(7)	$186,190	16,092	$147	—

Total	$211,145	$2,452,384	$2,477,318	$(14)	$(7)	$186,190	16,092	$147	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated

88

earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2020	$16,363	$18,585	—	$34,948
2021	13,853	16,475	—	30,328
U.S. Large Cap Equity Portfolio
2020	27,356	2,832	—	30,188
2021	27,774	—	—	27,774
U.S. Large Cap Value Portfolio
2020	481,285	553,382	—	1,034,667
2021	401,298	—	—	401,298
U.S. Targeted Value Portfolio
2020	144,747	273,175	—	417,922
2021	188,761	—	—	188,761
U.S. Small Cap Value Portfolio
2020	154,869	231,582	—	386,451
2021	282,350	—	—	282,350
U.S. Core Equity 1 Portfolio
2020	396,684	447,425	—	844,109
2021	396,375	—	—	396,375
U.S. Core Equity 2 Portfolio
2020	404,026	605,970	—	1,009,996
2021	403,126	—	—	403,126
U.S. Vector Equity Portfolio
2020	58,715	80,129	—	138,844
2021	59,880	—	—	59,880
U.S. Small Cap Portfolio
2020	160,316	405,787	—	566,103
2021	191,244	—	—	191,244
U.S. Micro Cap Portfolio
2020	49,023	132,276	—	181,299
2021	65,320	—	—	65,320
U.S. High Relative Profitability Portfolio
2020	40,427	—	—	40,427
2021	70,633	—	—	70,633
DFA Real Estate Securities Portfolio
2020	219,888	14,211	—	234,099
2021	222,133	28,472	—	250,605

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As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(6,335)	$(14,587)	$(20,922)
U.S. Large Cap Equity Portfolio	(1,828)	(5,298)	(7,126)
U.S. Large Cap Value Portfolio	(42,941)	(41,781)	(84,722)
U.S. Targeted Value Portfolio	(26,996)	(109,097)	(136,093)
U.S. Small Cap Value Portfolio	(32,234)	(168,043)	(200,277)
U.S. Core Equity 1 Portfolio	(30,464)	(45,998)	(76,462)
U.S. Core Equity 2 Portfolio	(46,009)	(72,093)	(118,102)
U.S. Vector Equity Portfolio	(8,005)	(21,668)	(29,673)
U.S. Small Cap Portfolio	(7,371)	(121,832)	(129,203)
U.S. Micro Cap Portfolio	(1,852)	(60,415)	(62,267)
U.S. High Relative Profitability Portfolio	(8,260)	(2,281)	(10,541)
DFA Real Estate Securities Portfolio	(12,982)	—	(12,982)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$56,547	$76,606	$(2,366)	$130,787
U.S. Large Cap Equity Portfolio	—	65,510	1,118,349	1,183,859
U.S. Large Cap Value Portfolio	3,129	665,495	10,740,566	11,409,190
U.S. Targeted Value Portfolio	83,374	726,719	4,577,095	5,387,188
U.S. Small Cap Value Portfolio	123,325	1,148,146	5,786,050	7,057,521
U.S. Core Equity 1 Portfolio	—	865,683	19,656,685	20,522,368
U.S. Core Equity 2 Portfolio	25,049	1,246,047	20,369,182	21,640,278
U.S. Vector Equity Portfolio	14,515	309,253	2,739,749	3,063,517
U.S. Small Cap Portfolio	—	848,751	8,272,675	9,121,426
U.S. Micro Cap Portfolio	—	674,878	3,601,647	4,276,525
U.S. High Relative Profitability Portfolio	7,160	110,029	1,600,233	1,717,422
DFA Real Estate Securities Portfolio	93,898	96,126	5,118,441	5,308,465

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Equity Portfolio	$6,619
U.S. Large Cap Value Portfolio	505,285
U.S. Targeted Value Portfolio	195,289
U.S. Small Cap Value Portfolio	572,029

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U.S. Core Equity 1 Portfolio	$151,063
U.S. Core Equity 2 Portfolio	152,348
U.S. Vector Equity Portfolio	23,852
U.S. Small Cap Portfolio	295,476
U.S. Micro Cap Portfolio	27,303
U.S. High Relative Profitability Portfolio	22,636

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$419,555	$14,122	$(16,501)	$(2,379)
U.S. Large Cap Equity Portfolio	1,091,066	1,134,207	(15,858)	1,118,349
U.S. Large Cap Value Portfolio	14,569,577	10,740,566	—	10,740,566
U.S. Targeted Value Portfolio	8,687,604	4,970,953	(393,846)	4,577,107
U.S. Small Cap Value Portfolio	9,771,814	6,050,165	(264,116)	5,786,049
U.S. Core Equity 1 Portfolio	14,104,486	20,141,898	(485,210)	19,656,688
U.S. Core Equity 2 Portfolio	15,314,231	20,821,078	(451,896)	20,369,182
U.S. Vector Equity Portfolio	2,578,178	2,825,551	(85,801)	2,739,750
U.S. Small Cap Portfolio	9,163,326	8,444,123	(171,449)	8,272,674
U.S. Micro Cap Portfolio	4,229,600	3,654,205	(52,560)	3,601,645
U.S. High Relative Profitability Portfolio	4,222,065	1,676,751	(76,518)	1,600,233
DFA Real Estate Securities Portfolio	6,277,406	5,380,112	(261,671)	5,118,441

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2021		Year Ended October 31, 2020
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$40,799	1,490	$10,059	547
Shares Issued in Lieu of Cash Distributions	889	32	1,803	86
Shares Redeemed	(28,559)	(1,012)	(29,000)	(1,447)

Net Increase (Decrease) — Class R1 Shares	$13,129	510	$(17,138)	(814)

Class R2 Shares
Shares Issued	$17,230	605	$20,468	1,154
Shares Issued in Lieu of Cash Distributions	922	34	2,386	112
Shares Redeemed	(31,502)	(1,173)	(34,297)	(1,677)

Net Increase (Decrease) — Class R2 Shares	$(13,350)	(534)	$(11,443)	(411)

Institutional Class Shares
Shares Issued	$2,355,064	82,989	$2,920,310	174,640
Shares Issued in Lieu of Cash Distributions	179,495	6,573	393,081	18,926
Shares Redeemed	(4,429,257)	(160,274)	(3,583,956)	(202,150)

Net Increase (Decrease) — Institutional Class Shares	$(1,894,698)	(70,712)	$(270,565)	(8,584)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$187,675	$407,284
U.S. Targeted Value Portfolio	—	101,890
U.S. Small Cap Value Portfolio	—	137,605
U.S. Core Equity 1 Portfolio	—	247,927
U.S. Core Equity 2 Portfolio	—	256,640
U.S. Vector Equity Portfolio	—	34,863
U.S. Small Cap Portfolio	—	114,308
U.S. Micro Cap Portfolio	—	64,981
U.S. High Relative Profitability Portfolio	—	33,519
DFA Real Estate Securities Portfolio	—	73,443

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Equity Contracts*,(2)
Enhanced U.S. Large Company Portfolio	$12,725	$40	$12,685
U.S. Targeted Value Portfolio	2,762	—	2,762
U.S. Small Cap Value Portfolio	3,235	—	3,235
U.S. Core Equity 1 Portfolio	6,702	—	6,702
U.S. Core Equity 2 Portfolio	6,716	—	6,716

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	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Vector Equity Portfolio	$853	—	$853
U.S. Small Cap Portfolio	5,689	—	5,689
U.S. Micro Cap Portfolio	1,870	—	1,870
U.S. High Relative Profitability Portfolio	942	—	942
DFA Real Estate Securities Portfolio	2,399	—	2,399

	Liability Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(2,671)	$(2,671)	—
U.S. Micro Cap Portfolio	11	—	$11

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$119,254	$(2,075)	$121,329
U.S. Targeted Value Portfolio	31,099	—	31,099
U.S. Small Cap Value Portfolio	35,883	—	35,883
U.S. Core Equity 1 Portfolio	74,671	—	74,671
U.S. Core Equity 2 Portfolio	77,878	—	77,878
U.S. Vector Equity Portfolio	10,622	—	10,622
U.S. Small Cap Portfolio	29,482	—	29,482
U.S. Micro Cap Portfolio	16,057	—	16,057
U.S. High Relative Profitability Portfolio	10,476	—	10,476
DFA Real Estate Securities Portfolio	21,701	—	21,701

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$26,332	$(3,235)	$29,567
U.S. Targeted Value Portfolio	5,644	—	5,644
U.S. Small Cap Value Portfolio	6,558	—	6,558
U.S. Core Equity 1 Portfolio	12,449	—	12,449
U.S. Core Equity 2 Portfolio	10,410	—	10,410
U.S. Vector Equity Portfolio	1,490	—	1,490
U.S. Small Cap Portfolio	7,732	—	7,732
U.S. Micro Cap Portfolio	3,108	—	3,108
U.S. High Relative Profitability Portfolio	1,528	—	1,528
DFA Real Estate Securities Portfolio	3,785	—	3,785

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2021 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities Financial (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
Citibank NA	—	—	—	—	—	$26	$26	—	—	$26
Bank of America Corp	—	—	—	—	—	771	771	—	—	771
State Street Bank and Trust	—	—	—	—	—	1,829	1,829	—	—	1,829
Royal Bank of Canada	$6	$6	—	—	$6	—	—	—	—	—
Morgan Stanley and Co. International	34	34	$(34)	—	—	45	45	$(34)	—	11
Goldman Sachs International	—	—	—	—	—	—	—	—	—	—

Total	$40	$40	$(34)	—	$6	$2,671	$2,671	$(34)	—	$2,637

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

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For the year ended October 31, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
U.S. Large Cap Equity Portfolio	0.82%	$8,145	14	$3	$18,842	—
U.S. Small Cap Portfolio	0.84%	21,715	14	7	56,443	—
U.S. Micro Cap Portfolio	0.84%	6,721	5	1	9,158	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2021.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$32,774	$70,299	$16,929
U.S. Targeted Value Portfolio	427,187	292,384	22,417
U.S. Small Cap Value Portfolio	663,930	486,790	78,097
U.S. Core Equity 1 Portfolio	202,522	189,754	15,708
U.S. Core Equity 2 Portfolio	144,009	279,867	36,659
U.S. Vector Equity Portfolio	62,804	177,207	56,941
U.S. Small Cap Portfolio	156,014	553,472	(59,535)
U.S. Micro Cap Portfolio	260,590	300,711	(52,055)
U.S. High Relative Profitability Portfolio	145,730	79,153	11,364
DFA Real Estate Securities Portfolio	2,251	74,469	7,254

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K. Securities Lending:

As of October 31, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$28,797
U.S. Targeted Value Portfolio	209,063
U.S. Small Cap Value Portfolio	289,975
U.S. Core Equity 1 Portfolio	570,046
U.S. Core Equity 2 Portfolio	676,048
U.S. Vector Equity Portfolio	124,725
U.S. Small Cap Portfolio	504,899
U.S. Micro Cap Portfolio	209,192
U.S. High Relative Profitability Portfolio	139,708
DFA Real Estate Securities Portfolio	152,334

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$3,664	—	—	—	$3,664
U.S. Large Cap Equity Portfolio
Common Stocks	10,666	—	—	—	10,666
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	538,941	—	—	—	538,941
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	408,339	—	—	—	408,339
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	402,328	—	—	—	402,328
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	540,968	—	—	—	540,968
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	134,041	—	—	—	134,041
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	729,816	—	—	—	729,816
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	421,892	—	—	—	421,892
U.S. High Relative Profitability Portfolio
Common Stocks	6	—	—	—	6
DFA Real Estate Securities Portfolio
Common Stocks	186,319	—	—	—	186,319

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U. S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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N. In-Kind Redemptions:

During the year ended October 31, 2021, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Large Cap Equity Portfolio	$11,793
U.S. Micro Cap Portfolio	$7,153

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

P. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

Q. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	68%
U.S. Large Cap Equity Portfolio-Institutional Class	4	86%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	2	80%
U.S. Targeted Value Portfolio-Class R2	6	91%
U.S. Targeted Value Portfolio-Institutional Class	3	57%
U.S. Small Cap Value Portfolio-Institutional Class	4	74%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	83%
U.S. Vector Equity Portfolio-Institutional Class	4	81%
U.S. Small Cap Portfolio-Institutional Class	3	55%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	86%
DFA Real Estate Securities Portfolio-Institutional Class	4	69%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

R. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Enhanced U.S. Large Company Portfolio and U.S. Large Cap Value Portfolio and summary schedules of portfolio holdings of U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Commodity Strategy Portfolio vs.

Bloomberg Commodity Total Return Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Ten Years
	45.67%	5.87%	-1.86%

103

MANAGEMENT’S DISCUSSION AND ANALYSIS

Commodity Market Review	12 Months Ended October 31, 2021

For the 12 months ended October 31, 2021, the Bloomberg Commodity Index Total Return returned 43.94%. Energy, agriculture, industrial metals, and livestock returned 83.49%, 43.29%, 39.07%, and 8.64%, respectively. Precious metals was the only sector with negative returns for the period, with a return of -4.60%.

DFA Commodity Strategy Portfolio

The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary, Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures, and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio’s investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these aforementioned standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. The weighted average duration of the Portfolio’s fixed income securities was 1.89 years as of October 31, 2021, compared to 0.63 year as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 45.67% for the Portfolio and 43.94% for the Bloomberg Commodity Index Total Return. The late rebalance, pre-roll, and varying the commodity weights relative to the benchmark contributed positively to relative performance. The collateral component and varying the expirations of the individual commodity contracts detracted from performance relative to the benchmark. The collateral component of the Portfolio had a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contracts. As such, the Portfolio’s longer duration detracted from performance relative to the benchmark as longer duration securities generally underperformed shorter duration securities during the period.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,154.20	0.32%	$1.74

105

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.8%
Communications	1.0%
Consumer, Cyclical	2.7%
Consumer, Non-cyclical	2.9%
Energy	4.0%
Financial	22.6%
Foreign Government	11.4%
Industrial	2.3%
Supranational	2.3%
Technology	1.8%
U.S. Government	46.8%
Utilities	1.4%

100.0%

107

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount^		Value†
	(000)
BONDS — (53.1%)
AUSTRALIA — (1.3%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω 1.001%, 11/23/21		2,000	$2,000,926
Glencore Funding LLC
Ω 4.125%, 03/12/24		2,225	2,363,767
Ω 4.625%, 04/29/24		5,600	6,043,997
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	13,500	11,173,473

TOTAL AUSTRALIA			21,582,163

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		1,500	1,485,405

CANADA — (13.9%)
Bank of Montreal, Floating Rate Note
(r) SOFR + 0.350%, FRN,
0.399%, 12/08/23		7,525	7,542,533
(r) SOFR + 0.320%, FRN,
0.369%, 07/09/24		2,000	2,004,890
Bank of Nova Scotia
1.900%, 12/02/21	CAD	2,500	2,022,624
1.830%, 04/27/22	CAD	17,000	13,827,885
Bank of Nova Scotia, Floating Rate Note, SOFR +
0.380%, FRN
(r) 0.430%, 07/31/24		1,000	1,001,370
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.100%, FRN
(r)Ω 0.550%, 09/15/22	CAD	10,000	8,105,608
Canadian Government Bond
2.250%, 03/01/24	CAD	24,000	19,891,338
Canadian Imperial Bank of Commerce
2.040%, 03/21/22	CAD	25,000	20,328,256
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.400%, FRN
(r) 0.449%, 12/14/23		3,000	3,008,060

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
2.950%, 01/15/23		750	$768,065
Enbridge, Inc.
4.000%, 10/01/23		7,000	7,361,943
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r) 0.658%, 04/14/23	CAD	480	390,271
ITC Holdings Corp.
3.650%, 06/15/24		9,000	9,522,521
National Bank of Canada
2.100%, 02/01/23		2,500	2,545,618
# 0.750%, 08/06/24		9,350	9,279,362
Nutrien Ltd.
3.625%, 03/15/24		3,300	3,485,512
Province of Ontario Canada
3.500%, 06/02/24	CAD	35,000	29,805,995
Province of Quebec Canada
2.250%, 02/22/24	CAD	9,000	7,441,435
Royal Bank of Canada
2.333%, 12/05/23	CAD	30,000	24,731,335
Royal Bank of Canada, Floating Rate Note
(r) SOFR + 0.300%, FRN,
0.349%, 01/19/24		1,950	1,952,184
(r) SOFR + 0.360%, FRN,
0.410%, 07/29/24		7,750	7,767,205
Suncor Energy, Inc.
# 2.800%, 05/15/23		6,900	7,106,463
Thomson Reuters Corp.
3.850%, 09/29/24		3,000	3,208,730
Toronto-Dominion Bank
2.850%, 03/08/24	CAD	35,000	29,091,629
0.700%, 09/10/24		4,500	4,465,543
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.289%, 01/06/23		3,296	3,299,070

TOTAL CANADA			229,955,445

DENMARK — (0.6%)
Danske Bank AS
Ω 5.000%, 01/12/22		784	790,621
Ω 2.700%, 03/02/22		1,000	1,007,507
Ω 5.375%, 01/12/24		6,132	6,677,034
5.375%, 01/12/24		1,000	1,088,883

TOTAL DENMARK			9,564,045

108

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
FRANCE — (1.3%)
BNP Paribas SA
Ω 2.950%, 05/23/22		2,000	$2,027,983
Credit Agricole SA
Ω 3.375%, 01/10/22		1,620	1,629,344
3.250%, 10/04/24		5,000	5,287,878
Societe Generale SA
Ω 3.250%, 01/12/22		1,000	1,005,696
Ω 3.875%, 03/28/24		10,500	11,148,857

TOTAL FRANCE			21,099,758

GERMANY — (2.5%)
Bayer U.S. Finance II LLC
Ω 3.875%, 12/15/23		3,500	3,695,049
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω 0.579%, 04/01/24		8,000	8,068,032
Daimler Finance North America LLC
Ω 2.550%, 08/15/22		1,100	1,118,343
Deutsche Bank AG
# 3.950%, 02/27/23		1,695	1,761,224
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	45,000	5,320,993
1.625%, 04/03/24	NOK	66,860	7,937,345
1.500%, 07/24/24	AUD	8,800	6,633,161
NRW Bank
1.600%, 07/31/24	AUD	4,000	3,007,971
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		850	850,862
Ω 2.700%, 09/26/22		4,000	4,078,435

TOTAL GERMANY			42,471,415

IRELAND — (0.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
# 4.875%, 01/16/24		7,500	8,072,099

ITALY — (0.5%)
Republic of Italy Government International Bond
0.875%, 05/06/24		8,000	7,922,704

JAPAN — (1.0%)
American Honda Finance Corp.
1.950%, 05/20/22		1,500	1,513,241
Mizuho Financial Group, Inc.
2.953%, 02/28/22		500	504,143
2.601%, 09/11/22		2,173	2,213,039

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
Nissan Motor Co. Ltd.
# 3.043%, 09/15/23		3,801	$3,930,762
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		8,500	8,858,521

TOTAL JAPAN			17,019,706

NETHERLANDS — (1.5%)
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		6,940	7,235,074
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.349%, 01/12/24		6,700	6,719,089
ING Groep NV
3.550%, 04/09/24		5,000	5,309,855
ING Groep NV, Floating Rate Note, 3M USD LIBOR + 1.150%, FRN
(r) 1.282%, 03/29/22		400	401,942
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.186%, 12/15/21		5,000	5,000,531

TOTAL NETHERLANDS			24,666,491

NEW ZEALAND — (2.5%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	57,900	39,901,190
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	1,500	1,069,351

TOTAL NEW ZEALAND			40,970,541

NORWAY — (2.0%)
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	270,000	33,158,169

SPAIN — (0.1%)
Santander Holdings USA, Inc.
3.400%, 01/18/23		2,000	2,058,252

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.2%)
Asian Development Bank
1.100%, 08/15/24	AUD	6,200	4,625,800

109

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.309%, 08/19/22		1,500	$1,502,430
European Investment Bank
1.500%, 01/26/24	NOK	119,170	14,124,859
Inter-American Development Bank
4.750%, 08/27/24	AUD	1,000	820,615
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.179%, 01/13/23		8,700	8,706,351
NordicInvestment Bank
0.375%, 09/20/24		7,550	7,455,103

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			37,235,158

SWEDEN — (3.4%)
Skandinaviska Enskilda Banken AB
Ω 0.650%, 09/09/24		26,136	25,866,276
Svensk Exportkredit AB
0.625%, 10/07/24		10,600	10,521,170
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 1.049%, 05/25/23		19,115	19,378,748

TOTAL SWEDEN			55,766,194

SWITZERLAND — (1.1%)
Credit Suisse AG
3.625%, 09/09/24		6,560	7,012,849
UBS AG, Floating Rate Note, SOFR + 0.360%, FRN
(r)Ω 0.409%, 02/09/24		11,000	11,027,720

TOTAL SWITZERLAND			18,040,569

UNITED KINGDOM — (1.4%)
CNH Industrial Capital LLC
4.375%, 04/05/22		1,360	1,380,587
1.950%, 07/02/23		4,000	4,073,365
HSBC Holdings PLC
3.600%, 05/25/23		3,200	3,344,751

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
Lloyds Banking Group PLC
3.000%, 01/11/22	5,400	$5,427,617
NatWest Markets PLC
Ω 2.375%, 05/21/23	2,900	2,974,895
Ω 0.800%, 08/12/24	5,500	5,446,492

TOTAL UNITED KINGDOM		22,647,707

UNITED STATES — (17.2%)
AbbVie, Inc.
2.900%, 11/06/22	6,500	6,647,736
Aetna, Inc.
2.750%, 11/15/22	886	901,273
Air Lease Corp.
2.250%, 01/15/23	2,414	2,456,489
Ally Financial, Inc.
5.125%, 09/30/24	5,000	5,554,132
American Express Co.
2.500%, 08/01/22	3,569	3,617,198
Ares Capital Corp.
4.200%, 06/10/24	7,000	7,451,894
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22	6,000	6,134,509
Bank of America Corp.
3.300%, 01/11/23	5,000	5,166,476
Boeing Co.
2.200%, 10/30/22	3,500	3,540,094
2.800%, 03/01/23	4,000	4,093,170
Boston Scientific Corp.
# 3.450%, 03/01/24	2,000	2,109,213
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24	8,000	8,423,166
Bunge Ltd. Finance Corp.
3.000%, 09/25/22	2,000	2,040,704
4.350%, 03/15/24	5,000	5,372,654
Cardinal Health, Inc.
3.079%, 06/15/24	9,750	10,231,130
CenterPoint Energy, Inc.
3.850%, 02/01/24	2,000	2,114,520
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.549%, 03/18/24	3,073	3,084,610
CignaCorp.
3.750%, 07/15/23	1,163	1,220,489
Citigroup, Inc.
4.500%, 01/14/22	195	196,560
Discovery Communications LLC
3.800%, 03/13/24	8,000	8,484,484

110

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Dollar Tree, Inc.
3.700%, 05/15/23	7,278	$7,586,489
Eastman Chemical Co.
3.500%, 12/01/21	400	400,967
eBay, Inc.
2.750%, 01/30/23	3,800	3,894,307
Edison International
2.400%, 09/15/22	2,400	2,429,652
2.950%, 03/15/23	1,522	1,553,317
Energy Transfer LP/Regency Energy Finance Corp.
4.500%, 11/01/23	9,000	9,521,397
General Motors Financial Co., Inc.
3.550%, 07/08/22	1,088	1,110,282
3.250%, 01/05/23	4,350	4,467,910
5.100%, 01/17/24	2,000	2,160,076
Global Payments, Inc.
3.750%, 06/01/23	4,000	4,156,681
Goldman Sachs Group, Inc.
5.750%, 01/24/22	1,000	1,012,414
3.625%, 01/22/23	1,503	1,557,971
# 3.200%, 02/23/23	4,500	4,635,896
Harley-Davidson Financial Services, Inc.
Ω 3.350%, 02/15/23	1,200	1,233,969
Hewlett Packard Enterprise Co.
#* 1.450%, 04/01/24	10,000	10,105,522
JPMorgan Chase & Co.
3.250%, 09/23/22	4,112	4,218,469
Kinder Morgan Energy Partners LP
# 3.950%, 09/01/22	2,120	2,162,843
Kinder Morgan, Inc.
Ω 5.625%, 11/15/23	4,336	4,688,464
Kroger Co.
2.950%, 11/01/21	1,771	1,771,000
LyondellBasell Industries NV
5.750%, 04/15/24	1,200	1,322,957
Marathon Petroleum Corp.
4.500%, 05/01/23	5,670	5,956,048
3.625%, 09/15/24	5,000	5,323,651
Micron Technology, Inc.
2.497%, 04/24/23	7,100	7,295,598
Morgan Stanley
3.125%, 01/23/23	7,700	7,939,658
3.875%, 04/29/24	2,832	3,024,228
Mylan, Inc.
Ω 3.125%, 01/15/23	5,000	5,142,368

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
(r) 0.589%, 03/01/23	7,000	$7,027,300
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.250%, 01/17/23	4,000	4,166,374
Ω 4.125%, 08/01/23	2,022	2,127,695
Philip Morris International, Inc.
2.900%, 11/15/21	5,159	5,164,005
Raytheon Technologies Corp.
# 3.200%, 03/15/24	4,040	4,246,324
Ryder System, Inc.
# 3.650%, 03/18/24	8,033	8,531,241
Santander Holdings USA, Inc.
3.500%, 06/07/24	4,000	4,223,530
Simon Property Group LP
2.000%, 09/13/24	7,937	8,144,654
Southwest Airlines Co.
4.750%, 05/04/23	4,750	5,026,429
Stellantis NV
5.250%, 04/15/23	7,040	7,481,830
Unum Group
4.000%, 03/15/24	1,119	1,191,002
Valero Energy Corp.
2.700%, 04/15/23	6,000	6,170,412
1.200%, 03/15/24	2,000	2,000,555
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.549%, 03/22/24	811	814,909
VMware, Inc.
2.950%, 08/21/22	4,000	4,067,060
Waste Management, Inc.
2.400%, 05/15/23	2,207	2,262,232
Wells Fargo & Co.
# 3.300%, 09/09/24	10,000	10,640,960
Williams Cos., Inc.
3.350%, 08/15/22	995	1,009,253
3.700%, 01/15/23	7,000	7,198,021

TOTAL UNITED STATES		285,006,421

TOTAL BONDS		878,722,242

U.S. TREASURY OBLIGATIONS — (46.6%)
U.S. Treasury Notes
0.250%, 03/15/24	17,000	16,850,586
2.125%, 03/31/24	110,000	113,897,266
~ 0.375%, 04/15/24	226,000	224,455,078
« 0.250%, 05/15/24	32,000	31,663,750

111

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
~	0.250%, 06/15/24	48,000	$47,443,125
~	0.375%, 08/15/24	158,000	156,518,750
	0.375%, 09/15/24	42,000	41,573,437
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.034%, FRN, 0.089%, 04/30/23	44,000	44,002,697
(r)	3M USTMMR + 0.029%, FRN, 0.084%, 07/31/23	95,000	94,998,314

TOTAL U.S. TREASURY OBLIGATIONS			771,403,003

TOTAL INVESTMENT SECURITIES (Cost $1,658,796,532)			1,650,125,245

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term
Investment Fund	366,180	$4,236,703

TOTAL INVESTMENTS — (100.0%)
(Cost $1,663,033,196)		$1,654,361,948

As of October 31, 2021, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,979,624	NZD	9,691,244	Bank of America Corp.	11/10/21	$35,559
NZD	563,698	USD	403,078	Goldman Sachs International	11/10/21	829
AUD	487,818	USD	366,575	Bank of America Corp.	01/19/22	474
USD	64,523,840	CAD	79,620,954	HSBC Bank	01/20/22	180,132

	Total Appreciation					$216,994

USD	2,428,602	NZD	3,399,565	Australia & New Zealand Banking Group Ltd.	11/10/21	$(7,288)
USD	6,322,231	NZD	8,827,750	Citibank NA	11/10/21	(3,114)
USD	4,526,374	NZD	6,335,559	JP Morgan	11/10/21	(13,243)
USD	20,616,993	NZD	29,491,447	State Street Bank and Trust	11/10/21	(514,507)
USD	61,218,571	NOK	523,581,075	Bank of America Corp.	01/07/22	(724,126)
USD	95,045,504	CAD	117,626,690	HSBC Bank	01/13/22	(13,849)
CAD	3,341,053	USD	2,707,486	Morgan Stanley and Co. International	01/13/22	(7,433)
USD	6,795,842	AUD	9,042,636	Bank of America Corp.	01/19/22	(8,109)
USD	8,520,447	AUD	11,386,892	BNY Mellon	01/19/22	(47,393)
USD	11,505,195	AUD	15,449,869	State Street Bank and Trust	01/19/22	(119,750)

	Total (Depreciation)					$(1,458,812)

	Total Appreciation (Depreciation)					$(1,241,818)

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As of October 31, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	200	03/14/22	$5,686,161	$5,762,500	$76,339
CBOT Soybean Futures	76	01/14/22	4,916,879	4,748,100	(168,779)
CBOT Soybean Meal Futures	74	01/14/22	2,531,028	2,444,960	(86,068)
CBOT Soybean Oil Futures	108	01/14/22	3,763,141	3,956,040	192,899
CBOT Wheat Futures	80	03/14/22	3,090,138	3,140,000	49,862
CME Lean Hogs Futures	55	02/14/22	1,639,110	1,730,850	91,740
CME Live Cattle Futures	74	02/28/22	4,023,009	3,973,060	(49,949)
COMEX Copper Futures	52	03/29/22	5,685,839	5,642,000	(43,839)
COMEX Gold 100 Troy Oz. Futures	68	12/29/21	12,303,515	12,130,520	(172,995)
COMEX Silver Futures	28	03/29/22	3,358,548	3,358,880	332
Gasoline RBOB Futures	31	12/31/21	2,735,338	3,018,296	282,958
ICE Brent Crude Oil Futures	112	01/31/22	9,228,100	9,120,160	(107,940)
ICE Gasoil Futures	53	01/12/22	3,475,603	3,735,175	259,572
KCBT Hard Red Winter Wheat Future	46	03/14/22	1,800,452	1,814,700	14,248
LME Nickel Futures	27	01/17/22	2,908,508	3,152,682	244,174
LME Nickel Futures	28	11/15/21	3,307,332	3,280,368	(26,964)
LME Primary Aluminium Futures	91	11/15/21	6,017,523	6,170,369	152,846
LME Primary Aluminum Futures	88	01/17/22	6,292,947	5,979,600	(313,347)
LME Zinc Futures	50	11/15/21	3,738,201	4,302,813	564,612
LME Zinc Futures	48	01/17/22	3,605,916	4,062,300	456,384
NYBOT CSC ’C’ Coffee Futures	53	03/21/22	4,058,990	4,107,168	48,178
Nybot Csc No. 11 World Sugar Futures	151	02/28/22	3,323,757	3,258,942	(64,815)
NYBOT CTN No. 2 Cotton Futures	34	03/09/22	1,844,877	1,890,740	45,863
NYMEX Henry Hub Natural Gas Futures	266	12/29/21	16,244,450	14,707,140	(1,537,310)
NYMEX Light Sweet Crude Oil Future	142	12/20/21	10,550,577	11,612,760	1,062,183
NYMEX NY Harbor ULSD Futures	29	12/31/21	2,785,653	2,998,838	213,185

Total			$128,915,592	$130,098,961	$1,183,369
Short Position contracts:
Lme Nickel Future Nov21 Xlme 20211115	(28)	11/15/21	(3,025,821)	(3,280,368)	(254,547)
LME Nickel Futures	(5)	01/17/22	(586,627)	(583,830)	2,797
Lme Pri Alum Futr Nov21 Xlme 20211115	(91)	11/15/21	(6,504,940)	(6,170,369)	334,571
LME Primary Aluminum Futures.	(15)	01/17/22	(1,028,557)	(1,019,250)	9,307
Lme Zinc Future Nov21 Xlme 20211115	(50)	11/15/21	(3,750,174)	(4,302,812)	(552,638)
LME Zinc Futures	(8)	01/17/22	(673,364)	(677,050)	(3,686)

Total.			$(15,569,483)	$(16,033,679)	$(464,196)

Total Futures Contracts			$113,346,109	$114,065,282	$719,173

As of October 31, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	202,469,022	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/22/21	—	—	$(4,766,246)	$(4,766,246)

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Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	223,257,314	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	12/22/21	—	—	$(5,877,426)	$(5,877,426)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank NA	USD	266,325,750	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	12/19/21	—	—	(1,356,470)	(1,356,470)
Citi Custom CIVICS H Total Return Index (4)	Citibank NA	USD	123,867,221	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/19/21	—	—	(485,097)	(485,097)
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	228,499,431	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	11/21/21	—	—	(5,564,219)	(5,564,219)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	193,538,687	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	11/21/21	—	—	(4,265,692)	(4,265,692)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	442,441,240	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	01/29/22	—	—	(7,297,688)	(7,297,688)

Total						—	—	$(29,612,838)	$(29,612,838)

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$8,115,132
CBOT Corn Futures	6.70%	13,571,077
NYMEX Light Sweet Crude Oil Futures	8.95%	18,116,355
ICE Brent Crude Oil Futures	7.30%	14,784,897
NYBOT CTN No. 2 Cotton Futures	1.47%	2,974,393
COMEX Gold 100 Troy Oz. Futures	11.92%	24,143,724
COMEX Copper Futures	5.74%	11,622,163
NYMEX NY Harbor ULSD Futures	2.29%	4,639,479
NYBOT CSC ‘C’ Coffee Futures	2.81%	5,697,531
KCBT Hard Red Winter Wheat Futures	1.63%	3,292,281
LME Primary Aluminum Futures	4.37%	8,842,403
CME Live Cattle Futures	3.49%	7,073,610
CME Lean Hogs Futures	2.40%	4,863,400
LME Nickel Futures	2.33%	4,724,117

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Futures Contract	% of Index	Notional Amount
LME Zinc Futures	2.90%	5,872,124
NYMEX Henry Hub Natural Gas Futures	7.86%	15,922,307
ICE Gasoil Futures	2.82%	5,705,862
CBOT Soybean Futures	5.80%	11,738,695
NYBOT CSC No. 11 World Sugar Futures	2.86%	5,795,277
COMEX Silver Futures	3.64%	7,365,434
CBOT Soybean Meal Futures	3.12%	6,324,026
CBOT Wheat Futures	2.91%	5,882,956
NYMEX Reformulated Gasoline Blend Futures	2.67%	5,401,779

Total Notional Amount		$202,469,022

(2) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$10,901,478
CBOT Corn Futures	7.89%	17,618,225
NYMEX Light Sweet Crude Oil Futures	9.03%	20,158,106
ICE Brent Crude Oil Futures	7.52%	16,784,684
NYBOT CTN No. 2 Cotton Futures	1.81%	4,034,509
COMEX Gold 100 Troy Oz. Futures	9.67%	21,596,026
COMEX Copper Futures	5.83%	13,005,310
NYMEX NY Harbor ULSD Futures	1.86%	4,144,921
NYBOT CSC ‘C’ Coffee Futures	2.28%	5,101,141
KCBT Hard Red Winter Wheat Futures	1.31%	2,931,194
LME Primary Aluminum Futures	4.43%	9,890,074
CME Live Cattle Futures	2.81%	6,273,949
CME Lean Hogs Futures	2.92%	6,528,589
LME Nickel Futures	1.89%	4,220,849
LME Zinc Futures	2.35%	5,256,179
NYMEX Henry Hub Natural Gas Futures	7.93%	17,696,545
ICE Gasoil Futures	2.86%	6,375,161
CBOT Soybean Futures	6.97%	15,561,397
NYBOT CSC No. 11 World Sugar Futures	2.90%	6,472,448
COMEX Silver Futures	2.96%	6,599,478
CBOT Soybean Meal Futures	3.74%	8,341,770
CBOT Wheat Futures	2.94%	6,558,763
NYMEX Reformulated Gasoline Blend Futures	3.23%	7,206,518

Total Notional Amount		$223,257,314

(3) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$13,004,477
CBOT Corn Futures	7.89%	21,016,947
NYMEX Light Sweet Crude Oil Futures	9.03%	24,046,794
ICE Brent Crude Oil Futures	7.52%	20,022,607
NYBOT CTN No. 2 Cotton Futures	1.81%	4,812,804
COMEX Gold 100 Troy Oz. Futures	9.67%	25,762,102

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Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	5.83%	15,514,156
NYMEX NY Harbor ULSD Futures	1.86%	4,944,515
NYBOT CSC ‘C’ Coffee Futures	2.28%	6,085,199
KCBT Hard Red Winter Wheat Futures	1.31%	3,496,649
LME Primary Aluminum Futures	4.43%	11,797,963
CME Live Cattle Futures	2.81%	7,484,252
CME Lean Hogs Futures	2.92%	7,788,015
LME Nickel Futures	1.89%	5,035,091
LME Zinc Futures	2.35%	6,270,146
NYMEX Henry Hub Natural Gas Futures	7.93%	21,110,375
ICE Gasoil Futures	2.86%	7,604,989
CBOT Soybean Futures	6.97%	18,563,337
NYBOT CSC No. 11 World Sugar Futures	2.90%	7,721,044
COMEX Silver Futures	2.96%	7,872,579
CBOT Soybean Meal Futures	3.74%	9,950,976
CBOT Wheat Futures	2.94%	7,824,010
NYMEX Reformulated Gasoline Blend Futures	3.23%	8,596,723

Total Notional Amount		$266,325,750

(4) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$4,964,703
CBOT Corn Futures	6.70%	8,302,562
NYMEX Light Sweet Crude Oil Futures	8.95%	11,083,288
ICE Brent Crude Oil Futures	7.30%	9,045,157
NYBOT CTN No. 2 Cotton Futures	1.47%	1,819,685
COMEX Gold 100 Troy Oz. Futures	11.92%	14,770,734
COMEX Copper Futures	5.74%	7,110,249
NYMEX NY Harbor ULSD Futures	2.29%	2,838,357
NYBOT CSC ‘C’ Coffee Futures	2.81%	3,485,656
KCBT Hard Red Winter Wheat Futures	1.63%	2,014,163
LME Primary Aluminum Futures	4.37%	5,409,637
CME Live Cattle Futures	3.49%	4,327,518
CME Lean Hogs Futures	2.40%	2,975,348
LME Nickel Futures	2.33%	2,890,137
LME Zinc Futures	2.90%	3,592,469
NYMEX Henry Hub Natural Gas Futures	7.86%	9,741,006
ICE Gasoil Futures	2.82%	3,490,753
CBOT Soybean Futures	5.80%	7,181,541
NYBOT CSC No. 11 World Sugar Futures	2.86%	3,545,455
COMEX Silver Futures	3.64%	4,506,052
CBOT Soybean Meal Futures	3.12%	3,868,935
CBOT Wheat Futures	2.91%	3,599,096
NYMEX Reformulated Gasoline Blend Futures	2.67%	3,304,720

Total Notional Amount		$123,867,221

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(5) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$11,157,449
CBOT Corn Futures	7.89%	18,031,904
NYMEX Light Sweet Crude Oil Futures	9.03%	20,631,421
ICE Brent Crude Oil Futures	7.52%	17,178,791
NYBOT CTN No. 2 Cotton Futures	1.81%	4,129,240
COMEX Gold 100 Troy Oz. Futures	9.67%	22,103,104
COMEX Copper Futures	5.83%	13,310,676
NYMEX NY Harbor ULSD Futures	1.86%	4,242,244
NYBOT CSC ‘C’ Coffee Futures	2.28%	5,220,916
KCBT Hard Red Winter Wheat Futures	1.31%	3,000,019
LME Primary Aluminum Futures	4.43%	10,122,295
CME Live Cattle Futures	2.81%	6,421,262
CME Lean Hogs Futures	2.92%	6,681,882
LME Nickel Futures	1.89%	4,319,955
LME Zinc Futures	2.35%	5,379,595
NYMEX Henry Hub Natural Gas Futures	7.93%	18,112,063
ICE Gasoil Futures	2.86%	6,524,850
CBOT Soybean Futures	6.97%	15,926,781
NYBOT CSC No. 11 World Sugar Futures	2.90%	6,624,422
COMEX Silver Futures	2.96%	6,754,435
CBOT Soybean Meal Futures	3.74%	8,537,636
CBOT Wheat Futures	2.94%	6,712,763
NYMEX Reformulated Gasoline Blend Futures	3.23%	7,375,728

Total Notional Amount		$228,499,431

(6) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$7,757,194
CBOT Corn Futures	6.70%	12,972,495
NYMEX Light Sweet Crude Oil Futures	8.95%	17,317,294
ICE Brent Crude Oil Futures	7.30%	14,132,777
NYBOT CTN No. 2 Cotton Futures	1.47%	2,843,201
COMEX Gold 100 Troy Oz. Futures	11.92%	23,078,813
COMEX Copper Futures	5.74%	11,109,543
NYMEX NY Harbor ULSD Futures	2.29%	4,434,845
NYBOT CSC ‘C’ Coffee Futures	2.81%	5,446,229
KCBT Hard Red Winter Wheat Futures	1.63%	3,147,068
LME Primary Aluminum Futures	4.37%	8,452,389
CME Live Cattle Futures	3.49%	6,761,613
CME Lean Hogs Futures	2.40%	4,648,889
LME Nickel Futures	2.33%	4,515,750
LME Zinc Futures	2.90%	5,613,122
NYMEX Henry Hub Natural Gas Futures	7.86%	15,220,019
ICE Gasoil Futures	2.82%	5,454,193
CBOT Soybean Futures	5.80%	11,220,935
NYBOT CSC No. 11 World Sugar Futures	2.86%	5,539,664
COMEX Silver Futures	3.64%	7,040,566
CBOT Soybean Meal Futures	3.12%	6,045,091

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Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	2.91%	5,623,475
NYMEX Reformulated Gasoline Blend Futures	2.67%	5,163,522

Total Notional Amount		$193,538,687

(7) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$17,733,421
CBOT Corn Futures	6.70%	29,655,915
NYMEX Light Sweet Crude Oil Futures	8.95%	39,588,390
ICE Brent Crude Oil Futures	7.30%	32,308,391
NYBOT CTN No. 2 Cotton Futures	1.47%	6,499,730
COMEX Gold 100 Troy Oz. Futures	11.92%	52,759,574
COMEX Copper Futures	5.74%	25,397,092
NYMEX NY Harbor ULSD Futures	2.29%	10,138,326
NYBOT CSC ‘C’ Coffee Futures	2.81%	12,450,411
KCBT Hard Red Winter Wheat Futures	1.63%	7,194,389
LME Primary Aluminum Futures	4.37%	19,322,678
CME Live Cattle Futures	3.49%	15,457,460
CME Lean Hogs Futures	2.40%	10,627,644
LME Nickel Futures	2.33%	10,323,280
LME Zinc Futures	2.90%	12,831,938
NYMEX Henry Hub Natural Gas Futures	7.86%	34,793,891
ICE Gasoil Futures	2.82%	12,468,617
CBOT Soybean Futures	5.80%	25,651,741
NYBOT CSC No. 11 World Sugar Futures	2.86%	12,664,009
COMEX Silver Futures	3.64%	16,095,163
CBOT Soybean Meal Futures	3.12%	13,819,447
CBOT Wheat Futures	2.91%	12,855,607
NYMEX Reformulated Gasoline Blend Futures	2.67%	11,804,126

Total Notional Amount		$442,441,240

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$21,582,163	—	$21,582,163
Austria	—	1,485,405	—	1,485,405
Canada	—	229,955,445	—	229,955,445
Denmark	—	9,564,045	—	9,564,045
France	—	21,099,758	—	21,099,758
Germany	—	42,471,415	—	42,471,415
Ireland	—	8,072,099	—	8,072,099
Italy	—	7,922,704	—	7,922,704
Japan	—	17,019,706	—	17,019,706
Netherlands	—	24,666,491	—	24,666,491
New Zealand	—	40,970,541	—	40,970,541

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	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$33,158,169	—	$33,158,169
Spain	—	2,058,252	—	2,058,252
Supranational Organization Obligations	—	37,235,158	—	37,235,158
Sweden	—	55,766,194	—	55,766,194
Switzerland	—	18,040,569	—	18,040,569
United Kingdom	—	22,647,707	—	22,647,707
United States	—	285,006,421	—	285,006,421
U.S. Treasury Obligations	—	771,403,003	—	771,403,003
Securities Lending Collateral	—	4,236,703	—	4,236,703
Forward Currency Contracts**	—	(1,241,818)	—	(1,241,818)
Futures Contracts**	$719,173	—	—	719,173
Swap Agreements**	—	(29,612,838)	—	(29,612,838)

TOTAL	$719,173	$1,623,507,292	—	$1,624,226,465

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

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CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $4,152 of securities on loan)	$1,650,125
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,237)	4,237
Foreign Currencies at Value	2,165
Segregated Cash for Swaps Contracts	43,598
Cash	125,114
Receivables:
Investment Securities Sold	1,437
Dividends and Interest	6,240
Securities Lending Income	4
Fund Shares Sold	1,420
Unrealized Gain on Forward Currency Contracts	217
Unrealized Gain on Foreign Currency Contracts	6
Prepaid Expenses and Other Assets	35

Total Assets	1,834,598

LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,256
Fund Shares Redeemed	2,375
Due to Advisor	426
Due to Broker	29,869
Futures Margin Variation	420
Unrealized Loss on Swap Contracts	29,613
Unrealized Loss on Forward Currency Contracts	1,459
Accrued Expenses and Other Liabilities	394

Total Liabilities	68,812

NET ASSETS	$1,765,786

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	243,130,805

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.26

Investment Securities at Cost	$1,658,797

Foreign Currencies at Cost	$2,170

NET ASSETS CONSIST OF:
Paid-In Capital	$1,863,362
Total Distributable Earnings (Loss)	(97,576)

NET ASSETS	$1,765,786

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$7,931
Income from Securities Lending	10

Total Investment Income	7,941

Expenses
Investment Management Fees	5,108
Accounting & Transfer Agent Fees	235
Custodian Fees	65
Filing Fees	95
Shareholders’ Reports	75
Directors’/Trustees’ Fees & Expenses	14
Professional Fees	25
Other	62

Total Expenses	5,679

Fees Waived, Expenses Reimbursed by Advisor (Note D)	1,101
Fees Paid Indirectly (Note D)	15

Net Expenses	4,563

Net Investment Income (Loss)	3,378

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	4,785
Futures	40,432
Swap Contracts	505,196
Foreign Currency Transactions	34
Forward Currency Contracts	(571)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,473)
Futures	599
Swap Contracts	(13,549)
Translation of Foreign Currency-Denominated Amounts	26
Forward Currency Contracts	(1,611)

Net Realized and Unrealized Gain (Loss)	520,868

Net Increase (Decrease) in Net Assets Resulting from Operations	$524,246

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,378	$14,236
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	4,785	(8,646)
Affiliated Investment Companies Shares Sold	—	8
Futures	40,432	(1,240)
Swap Contracts	505,196	(130,322)
Foreign Currency Transactions	34	20
Forward Currency Contracts	(571)	950
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,473)	6,480
Affiliated Investment Companies Shares	—	(1)
Futures	599	(563)
Swap Contracts	(13,549)	(7,261)
Translation of Foreign Currency-Denominated Amounts	26	(6)
Forward Currency Contracts	(1,611)	2,997

Net Increase (Decrease) in Net Assets Resulting from Operations	524,246	(123,348)

Distributions:
Institutional Class Shares	(3,525)	(16,600)
Capital Share Transactions (1):
Shares Issued	597,773	438,853
Shares Issued in Lieu of Cash Distributions	3,293	15,097
Shares Redeemed	(452,428)	(796,619)

Net Increase (Decrease) from Capital Share Transactions	148,638	(342,669)

Total Increase (Decrease) in Net Assets	669,359	(482,617)
Net Assets
Beginning of Year	1,096,427	1,579,044

End of Year	$1,765,786	$1,096,427

(1) Shares Issued and Redeemed:
Shares Issued	96,905	92,161
Shares Issued in Lieu of Cash Distributions	622	2,780
Shares Redeemed	(73,709)	(165,027)

Net Increase (Decrease) from Shares Issued and Redeemed	23,818	(70,086)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$5.00	$5.46	$5.68	$5.98	$5.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01	0.06	0.11	0.10	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	2.27	(0.46)	(0.22)	(0.25)	0.11

Total from Investment Operations	2.28	(0.40)	(0.11)	(0.15)	0.18

Less Distributions:
Net Investment Income	(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Total Distributions	(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Net Asset Value, End of Year	$7.26	$5.00	$5.46	$5.68	$5.98

Total Return	45.67%	(7.41%)	(1.99%)	(2.43%)	3.15%

Net Assets, End of Year (thousands)	$1,765,786	$1,096,427	$1,579,044	$1,995,988	$1,728,321
Ratio of Expenses to Average Net Assets	0.31%	0.33%	0.33%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40%	0.41%	0.41%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	0.24%	1.15%	1.99%	1.61%	1.17%
Portfolio Turnover Rate	114%	71%	38%	78%	102%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is

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not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

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C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of October 31, 2021, the Portfolio held a $404,639,979 investment in the Subsidiary, representing 22.90% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of October 31, 2021, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the year ended October 31, 2021, approximately $1,101 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$15

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$31

F. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$1,357,897	$937,899	$725,314	$340,687

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$3,285	$359,038	$358,086	—	—	$4,237	366	$3	—

Total	$3,285	$359,038	$358,086	—	—	$4,237	366	$3	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2020	$16,600	—	—	$16,600
2021	3,525	—	—	3,525

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(54,996)	—	$(54,996)

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As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$494,389	—	$(6,346)	$(585,536)	$(97,493)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$6,346	$6,346

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Commodity Strategy Portfolio	$351

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,211,215	$2,480	$(588,046)	$(585,566)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$231,791	$122,321	$1,321,433

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts
***	Average Notional Value of agreements

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Commodity Futures Contracts*,(2)
DFA Commodity Strategy Portfolio	$4,319	$217	$4,102

	Liability Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (3)	Commodity Futures Contracts (4)	Swap Contracts (5)
DFA Commodity Strategy Portfolio	$(34,455)	$(1,459)	$(3,383)	$(29,613)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$545,057	$(571)	$40,432	$505,196

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(14,561)	$(1,611)	$599	$(13,549)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2021 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities				Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	—	—	—	—	—	$9,830	$9,830	—	—	—	$9,830
Bank of America Corp.	$36	$36	$(36)	—	—	11,376	11,376	$(36)	$(11,340)	—	—
Citibank NA	—	—	—	—	—	1,845	1,845	—	(1,845)	—	—
State Street Bank and Trust	—	—	—	—	—	634	634	—	—	—	634
HSBC Bank	180	180	(14)	—	$166	14	14	(14)	—	—	—
BNY Mellon	—	—	—	—	—	47	47	—	—	—	47
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	7	7	—	—	—	7
JP Morgan	—	—	—	—	—	13	13	—	—	—	13
Morgan Stanley and Co. International	—	—	—	—	—	8	8	—	—	—	8
Goldman Sachs International	1	1	—	—	1	—	—	—	—	—	—
UBS AG	—	—	—	—	—	7,298	7,298	—	(7,298)	—	—

Total	$217	$217	$(50)	—	$167	$31,072	$31,072	$(50)	$(20,483)	—	$10,539

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

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I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2021.

J. Securities Lending:

As of October 31, 2021, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds	$4,256	—	—	—	$4,256

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

N. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related consolidated statement of operations for the year ended October 31, 2021, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Company Portfolio vs.

S&P 500TM Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	42.87%	18.86%	16.14%

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MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90% . As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500® Index by investing in S&P 500® Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2021, the Portfolio held approximately 510 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, the total return was 42.87% for the Portfolio and 42.91% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,108.50	0.08%	$0.43
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.08%	$0.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

141

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	10.8%
Consumer Discretionary	12.8%
Consumer Staples	5.6%
Energy	2.9%
Financials	11.4%
Health Care	13.0%
Industrials	8.0%
Information Technology	28.0%
Materials	2.5%
Real Estate	2.6%
Utilities	2.4%

100.0%

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U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (10.8%)
* Alphabet, Inc., Class A	94,635	$280,206,664	2.3%
* Alphabet, Inc., Class C	88,558	262,610,779	2.1%
AT&T, Inc.	2,244,203	56,688,568	0.5%
Comcast Corp., Class A	1,439,651	74,041,251	0.6%
* Facebook, Inc., Class A	749,266	242,440,000	2.0%
* Netflix, Inc.	139,114	96,031,785	0.8%
Verizon Communications, Inc.	1,301,297	68,955,728	0.6%
* Walt Disney Co.	571,149	96,564,161	0.8%
Other Securities		152,901,101	1.1%

TOTAL COMMUNICATION SERVICES		1,330,440,037	10.8%

CONSUMER DISCRETIONARY — (12.8%)
* Amazon.com, Inc.	136,896	461,672,177	3.8%
Home Depot, Inc.	334,197	124,234,393	1.0%
Lowe’s Cos., Inc.	222,186	51,951,530	0.4%
McDonald’s Corp.	234,729	57,637,706	0.5%
NIKE, Inc., Class B	401,721	67,203,906	0.5%
* Tesla, Inc.	255,044	284,119,016	2.3%
Other Securities		527,513,226	4.3%

TOTAL CONSUMER DISCRETIONARY		1,574,331,954	12.8%

CONSUMER STAPLES — (5.6%)
Coca-Cola Co.	1,221,097	68,833,238	0.6%
Costco Wholesale Corp.	138,949	68,298,991	0.6%
PepsiCo, Inc.	434,418	70,201,949	0.6%
Procter & Gamble Co.	762,974	109,097,652	0.9%
Walmart, Inc.	449,185	67,117,223	0.5%
Other Securities		303,841,469	2.4%

TOTAL CONSUMER STAPLES		687,390,522	5.6%

ENERGY — (2.8%)
Chevron Corp.	607,856	69,593,434	0.6%
Exxon Mobil Corp.	1,330,669	85,788,230	0.7%
Other Securities		195,376,423	1.5%

TOTAL ENERGY		350,758,087	2.8%

FINANCIALS — (11.4%)
Bank of America Corp.	2,327,533	111,209,527	0.9%
* Berkshire Hathaway, Inc., Class B	582,634	167,221,784	1.4%
JPMorgan Chase & Co.	939,219	159,563,916	1.3%
Wells Fargo & Co.	1,290,703	66,032,366	0.5%
Other Securities		896,790,091	7.3%

TOTAL FINANCIALS		1,400,817,684	11.4%

HEALTH CARE — (13.0%)
Abbott Laboratories	557,221	71,820,215	0.6%
AbbVie, Inc.	555,448	63,693,222	0.5%
Danaher Corp.	199,706	62,262,340	0.5%
Eli Lilly & Co.	249,554	63,576,377	0.5%
Johnson & Johnson	827,426	134,771,147	1.1%

143

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	795,647	$70,056,718	0.6%
Pfizer, Inc.	1,762,262	77,081,340	0.6%
Thermo Fisher Scientific, Inc.	123,657	78,283,537	0.6%
UnitedHealth Group, Inc.	296,372	136,470,415	1.1%
Other Securities		841,348,060	6.9%

TOTAL HEALTH CARE		1,599,363,371	13.0%

INDUSTRIALS — (8.0%)
Other Securities		986,088,749	8.0%

INFORMATION TECHNOLOGY — (27.9%)
Accenture PLC, Class A	199,318	71,513,305	0.6%
* Adobe, Inc.	149,739	97,384,256	0.8%
Apple, Inc.	4,935,882	739,395,124	6.0%
Broadcom, Inc.	128,951	68,559,378	0.6%
Cisco Systems, Inc.	1,324,584	74,136,967	0.6%
Intel Corp.	1,275,173	62,483,477	0.5%
Intuit, Inc.	85,889	53,765,655	0.4%
Mastercard, Inc., Class A	273,817	91,871,080	0.7%
Microsoft Corp.	2,362,037	783,298,710	6.4%
NVIDIA Corp.	783,271	200,258,897	1.6%
* PayPal Holdings, Inc.	369,329	85,902,232	0.7%
* salesforce.com, Inc.	305,365	91,514,837	0.7%
Texas Instruments, Inc.	290,178	54,402,571	0.4%
# Visa, Inc., Class A	530,450	112,333,397	0.9%
Other Securities		844,324,122	7.0%

TOTAL INFORMATION TECHNOLOGY		3,431,144,008	27.9%

MATERIALS — (2.5%)
Linde PLC	162,315	51,810,948	0.4%
Other Securities		254,087,746	2.1%

TOTAL MATERIALS		305,898,694	2.5%

REAL ESTATE — (2.6%)
Other Securities		318,987,587	2.6%

UTILITIES — (2.4%)
NextEra Energy, Inc.	616,608	52,615,161	0.4%
Other Securities		242,942,846	2.0%

TOTAL UTILITIES.		295,558,007	2.4%

TOTAL COMMON STOCKS (Cost $3,112,316,311)		12,280,778,700	99.8%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	21,651,185	21,651,185	0.2%

144

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	476,329	$5,511,126	0.0%

TOTAL INVESTMENTS — (100.0%) (Cost $3,139,477,611)		$12,307,941,011	100.0%

As of October 31, 2021, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	116	12/17/21	$26,310,734	$26,662,600	$351,866

Total Futures Contracts			$26,310,734	$26,662,600	$351,866

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,330,440,037	—	—	$1,330,440,037
Consumer Discretionary	1,574,331,954	—	—	1,574,331,954
Consumer Staples	687,390,522	—	—	687,390,522
Energy	350,758,087	—	—	350,758,087
Financials	1,400,817,684	—	—	1,400,817,684
Health Care	1,599,363,371	—	—	1,599,363,371
Industrials	986,088,749	—	—	986,088,749
Information Technology.	3,431,144,008	—	—	3,431,144,008
Materials	305,898,694	—	—	305,898,694
Real Estate	318,987,587	—	—	318,987,587
Utilities	295,558,007	—	—	295,558,007
Temporary Cash Investments	21,651,185	—	—	21,651,185
Securities Lending Collateral	—	$5,511,126	—	5,511,126
Futures Contracts**	351,866	—	—	351,866

TOTAL	$12,302,781,751	$5,511,126	—	$12,308,292,877

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

145

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $104,055 of securities on loan)	$12,280,779
Temporary Cash Investments at Value & Cost	21,651
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $5,510)	5,511
Segregated Cash for Futures Contracts	1,334
Receivables:
Dividends and Interest	9,269
Securities Lending Income	14
Fund Shares Sold	3,404
Futures Margin Variation	79
Prepaid Expenses and Other Assets	65

Total Assets	12,322,106

LIABILITIES:
Payables:
Upon Return of Securities Loaned	5,592
Fund Shares Redeemed	6,120
Due to Advisor	474
Accrued Expenses and Other Liabilities	2,060

Total Liabilities	14,246

NET ASSETS	$12,307,860

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,307,860 and shares outstanding of 356,155,739	$34.56

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$3,112,316

NET ASSETS CONSIST OF:
Paid-In Capital	$2,539,964
Total Distributable Earnings (Loss)	9,767,896

NET ASSETS	$12,307,860

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $15)	$165,923
Income from Securities Lending	222

Total Investment Income	166,145

Fund Expenses
Investment Management Fees	6,798
Accounting & Transfer Agent Fees	2,136
S&P 500® Fees	100
Custodian Fees	121
Filing Fees	164
Shareholders’ Reports	182
Directors’/Trustees’ Fees & Expenses	126
Professional Fees	108
Previously Waived Fees Recovered by Advisor (Note C)	25
Other	205

Total Fund Expenses	9,965

Fees Waived, Expenses Reimbursed by Advisor (Note C)	901

Net Expenses	9,064

Net Investment Income (Loss)	157,081

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	726,997
Affiliated Investment Companies Shares Sold	1
Futures	6,547
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,024,256
Affiliated Investment Companies Shares	(6)
Futures.	758

Net Realized and Unrealized Gain (Loss)	3,758,553

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,915,634

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

147

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$157,081	$176,322
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	726,997	293,769
Affiliated Investment Companies Shares Sold	1	(79)
Futures	6,547	5,519
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,024,256	437,733
Affiliated Investment Companies Shares	(6)	(2)
Futures	758	(629)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,915,634	912,633

Distributions:
Institutional Class Shares	(395,160)	(239,888)
Capital Share Transactions (1):
Shares Issued	1,206,555	1,829,642
Shares Issued in Lieu of Cash Distributions	367,657	221,900
Shares Redeemed.	(2,349,587)	(2,947,917)

Net Increase (Decrease) from Capital Share Transactions	(775,375)	(896,375)

Total Increase (Decrease) in Net Assets	2,745,099	(223,630)
Net Assets
Beginning of Year	9,562,761	9,786,391

End of Year	$12,307,860	$9,562,761

(1) Shares Issued and Redeemed:
Shares Issued	39,616	80,394
Shares Issued in Lieu of Cash Distributions	12,970	9,448
Shares Redeemed	(77,430)	(125,721)

Net Increase (Decrease) from Shares Issued and Redeemed	(24,844)	(35,879)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

148

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$25.10	$23.48	$21.06	$20.05	$16.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.44	0.44	0.41	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	10.09	1.77	2.50	1.05	3.50

Total from Investment Operations	10.52	2.21	2.94	1.46	3.87

Less Distributions:
Net Investment Income	(0.43)	(0.47)	(0.39)	(0.39)	(0.39)
Net Realized Gains	(0.63)	(0.12)	(0.13)	(0.06)	(0.10)

Total Distributions	(1.06)	(0.59)	(0.52)	(0.45)	(0.49)

Net Asset Value, End of Year	$34.56	$25.10	$23.48	$21.06	$20.05

Total Return	42.87%	9.63%	14.29%	7.25%	23.55%

Net Assets, End of Year (thousands)	$12,307,860	$9,562,761	$9,786,391	$8,517,069	$7,996,178
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%	0.09%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.83%	2.02%	1.90%	1.99%
Portfolio Turnover Rate	4%	3%	3%	5%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

149

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

150

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2021, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than

151

the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	$25	$901	$2,575

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$336

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$417,684	$1,433,041

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$19,251	$485,840	$499,575	$1	$(6)	$5,511	476	$12	—

Total	$19,251	$485,840	$499,575	$1	$(6)	$5,511	476	$12	—

152

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2020	$190,450	$49,437	—	$239,887
2021	159,251	235,909	—	395,160

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(16,326)	$(46,249)	$(62,575)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$3,342	$644,573	$9,120,317	$9,768,232

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

153

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,187,624	$9,184,546	$(64,229)	$9,120,317

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$22,368

*	Average Notional Value of futures contracts

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Equity Contracts*,(1)
U.S. Large Company Portfolio	$352	$352

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$6,547	$6,547

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$758	$758

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the

155

line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
U.S. Large Company Portfolio	0.83%	$6,154	66	$9	$21,830	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2021.

I. Securities Lending:

As of October 31, 2021, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$100,650

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

156

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks	$5,592	—	—	—	$5,592

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

157

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

M. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	4	71%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

158

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, broker and transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

159

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The U.S. Large Cap Value Series vs.

Russell 1000™ Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
	48.85%	12.58%	13.55%

160

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90% . As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Cap Value Series

The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2021, the Series held approximately 370 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 48.85% for the Series and 43.76% for the Russell 1000® Value Index, the Series’ benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Series’ greater emphasis on value stocks as compared to the benchmark contributed positively to the Series’ relative performance. The Series’ emphasis on stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts for the period. Additionally, the Series’ exclusion of highly regulated utilities contributed positively to relative performance, as utilities generally underperformed.

161

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,040.60	0.11%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	9.7%
Consumer Discretionary	7.1%
Consumer Staples	6.0%
Energy.	8.0%
Financials	22.0%
Health Care.	15.9%
Industrials.	13.8%
Information Technology	9.3%
Materials.	7.5%
Real Estate.	0.5%
Utilities.	0.2%

100.0%

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THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (9.6%)
AT&T, Inc.	22,876,258	$577,854,277	1.9%
#* Charter Communications, Inc., Class A	391,280	264,070,959	0.9%
Comcast Corp., Class A	14,284,552	734,654,509	2.5%
* T-Mobile U.S., Inc.	1,375,885	158,268,052	0.5%
Verizon Communications, Inc.	5,468,340	289,767,337	1.0%
* Walt Disney Co.	2,075,362	350,881,453	1.2%
Other Securities		489,852,730	1.6%

TOTAL COMMUNICATION SERVICES		2,865,349,317	9.6%

CONSUMER DISCRETIONARY — (7.0%)
DR Horton, Inc.	2,991,530	267,053,883	0.9%
* General Motors Co.	5,294,855	288,198,958	1.0%
Other Securities		1,548,523,355	5.2%

TOTAL CONSUMER DISCRETIONARY		2,103,776,196	7.1%

CONSUMER STAPLES — (5.9%)
Mondelez International, Inc., Class A	3,446,636	209,348,671	0.7%
Walmart, Inc.	3,574,592	534,115,537	1.8%
Other Securities		1,025,555,734	3.4%

TOTAL CONSUMER STAPLES		1,769,019,942	5.9%

ENERGY — (7.8%)
Chevron Corp.	2,479,971	283,931,880	1.0%
ConocoPhillips	5,239,620	390,299,294	1.3%
Exxon Mobil Corp.	6,882,535	443,717,031	1.5%
Marathon Petroleum Corp.	2,499,258	164,776,080	0.6%
Other Securities		1,060,936,802	3.5%

TOTAL ENERGY		2,343,661,087	7.9%

FINANCIALS — (21.7%)
Bank of America Corp.	9,081,247	433,901,934	1.5%
* Berkshire Hathaway, Inc., Class B	1,932,050	554,517,671	1.9%
Capital One Financial Corp.	1,585,334	239,432,994	0.8%
Citigroup, Inc.	5,054,796	349,589,691	1.2%
Fifth Third Bancorp.	4,368,319	190,152,926	0.6%
Goldman Sachs Group, Inc.	1,096,257	453,137,831	1.5%
Hartford Financial Services Group, Inc.	2,301,121	167,820,755	0.6%
JPMorgan Chase & Co.	5,030,448	854,622,811	2.9%
Morgan Stanley	4,295,101	441,450,481	1.5%
PNC Financial Services Group, Inc.	1,142,434	241,087,847	0.8%
Travelers Cos., Inc.	1,136,535	182,845,751	0.6%
Truist Financial Corp.	2,893,413	183,644,923	0.6%
Wells Fargo & Co.	5,521,821	282,496,362	0.9%
Other Securities		1,927,065,509	6.4%

TOTAL FINANCIALS		6,501,767,486	21.8%

HEALTH CARE — (15.7%)
Anthem, Inc.	803,952	349,823,634	1.2%
Bristol-Myers Squibb Co.	4,416,689	257,934,638	0.9%
Cigna Corp.	1,075,436	229,723,884	0.8%

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THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
CVS Health Corp.	4,791,977	$427,827,707	1.4%
Danaher Corp.	975,010	303,978,868	1.0%
Humana, Inc.	517,327	239,605,173	0.8%
* Laboratory Corp. of America Holdings	758,731	217,770,972	0.7%
Medtronic PLC	1,794,733	215,116,697	0.7%
Pfizer, Inc.	17,597,787	769,727,203	2.6%
Thermo Fisher Scientific, Inc.	758,947	480,466,577	1.6%
Other Securities		1,191,420,489	4.0%

TOTAL HEALTH CARE		4,683,395,842	15.7%

INDUSTRIALS — (13.6%)
Eaton Corp. PLC	1,110,312	182,935,005	0.6%
FedEx Corp.	1,020,334	240,319,267	0.8%
Kansas City Southern	679,296	210,751,584	0.7%
Norfolk Southern Corp.	802,832	235,269,918	0.8%
Raytheon Technologies Corp.	2,028,378	180,241,669	0.6%
Republic Services, Inc.	1,835,706	247,086,028	0.8%
Other Securities		2,774,436,817	9.4%

TOTAL INDUSTRIALS		4,071,040,288	13.7%

INFORMATION TECHNOLOGY — (9.2%)
HP, Inc.	9,358,742	283,850,645	0.9%
Intel Corp.	12,800,223	627,210,927	2.1%
Micron Technology, Inc.	4,258,919	294,291,303	1.0%
Other Securities		1,547,720,558	5.2%

TOTAL INFORMATION TECHNOLOGY		2,753,073,433	9.2%

MATERIALS — (7.4%)
Freeport-McMoRan, Inc.	5,290,412	199,554,341	0.7%
* Linde PLC	736,764	235,175,069	0.8%
Nucor Corp.	2,025,072	226,099,289	0.8%

Other Securities		1,558,777,935	5.1%

TOTAL MATERIALS		2,219,606,634	7.4%

REAL ESTATE — (0.5%)
Other Securities		147,125,781	0.5%

UTILITIES — (0.2%)
Other Securities		68,513,936	0.2%

TOTAL COMMON STOCKS (Cost $16,670,232,267)		29,526,329,942	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	252,244,635	252,244,635	0.9%

SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	13,464,092	155,779,548	0.5%

TOTAL INVESTMENTS—(100.0%) (Cost $17,078,248,214)		$29,934,354,125	100.4%

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THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	938	12/17/21	$206,938,892	$215,599,300	$8,660,408

Total Futures Contracts			$206,938,892	$215,599,300	$8,660,408

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,865,349,317	—	—	$2,865,349,317
Consumer Discretionary	2,103,776,196	—	—	2,103,776,196
Consumer Staples	1,769,019,942	—	—	1,769,019,942
Energy	2,343,661,087	—	—	2,343,661,087
Financials	6,501,767,486	—	—	6,501,767,486
Health Care	4,683,395,842	—	—	4,683,395,842
Industrials	4,071,040,288	—	—	4,071,040,288
Information Technology	2,753,073,433	—	—	2,753,073,433
Materials	2,219,606,634	—	—	2,219,606,634
Real Estate	147,125,781	—	—	147,125,781
Utilities	68,513,936	—	—	68,513,936
Temporary Cash Investments	252,244,635	—	—	252,244,635
Securities Lending Collateral	—	$155,779,548	—	155,779,548
Futures Contracts**	8,660,408	—	—	8,660,408

TOTAL	$29,787,234,985	$155,779,548	—	$29,943,014,533

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $399,832 of securities on loan)	$29,526,330
Temporary Cash Investments at Value & Cost	252,245
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $155,771)	155,780
Segregated Cash for Futures Contracts	10,787
Foreign Currencies at Value	94
Receivables:
Investment Securities Sold	43,437
Dividends and Interest	43,402
Securities Lending Income	50
Futures Margin Variation	445

Total Assets	30,032,570

LIABILITIES:
Payables:
Upon Return of Securities Loaned	156,095
Investment Securities Purchased	50,194
Due to Advisor	2,512
Accrued Expenses and Other Liabilities	3,126

Total Liabilities	211,927

NET ASSETS	$29,820,643

Investment Securities at Cost	$16,670,232

Foreign Currencies at Cost	$96

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$572,024
Income from Securities Lending	708

Total Investment Income	572,732

Expenses
Investment Management Fees	28,214
Accounting & Transfer Agent Fees	1,255
Custodian Fees	234
Shareholders’ Reports	57
Directors’/Trustees’ Fees & Expenses	299
Professional Fees	357
Other	618

Total Expenses	31,034

Net Expenses	31,034

Net Investment Income (Loss)	541,698

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,388,344
Affiliated Investment Companies Shares Sold	16
Futures	49,910
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,413,121
Affiliated Investment Companies Shares	(20)
Futures	12,740

Net Realized and Unrealized Gain (Loss)	9,864,111

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,405,809

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$541,698	$647,521
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,388,344	(556,816)
Affiliated Investment Companies Shares Sold	16	(345)
Futures	49,910	70,664
Foreign Currency Transactions	—	(1)
In-Kind Redemptions	—	32,114
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,413,121	(3,555,408)
Affiliated Investment Companies Shares	(20)	(15)
Futures	12,740	(5,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,405,809	(3,367,751)

Transactions in Interest:
Contributions	808,201	715,292
Withdrawals	(3,547,772)	(5,122,814)

Net Increase (Decrease) from Transactions in Interest	(2,739,571)	(4,407,522)

Total Increase (Decrease) in Net Assets	7,666,238	(7,775,273)
Net Assets
Beginning of Year	22,154,405	29,929,678

End of Year	$29,820,643	$22,154,405

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	48.85%	(11.42%)	7.15%	2.95%	24.31%

Net Assets, End of Year (thousands)	$29,820,643	$22,154,405	$29,929,678	$29,242,795	$27,676,546
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.53%	2.50%	2.14%	2.19%
Portfolio Turnover Rate	10%	4%	10%	13%	15%

See	page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

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A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2021, the total related amounts paid by the Trust to the CCO were $26 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$701

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$2,648,516	$4,843,447

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$121,296	$1,507,041	$1,472,553	$16	$(20)	$155,780	13,464	$56	—

Total	$121,296	$1,507,041	$1,472,553	$16	$(20)	$155,780	13,464	$56	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$17,058,593	$13,569,941	$(694,178)	$12,875,763

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

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financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
The U.S. Large Cap Value Series	$31	$183,042

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Equity Contracts*,(1)
The U.S. Large Cap Value Series	$8,660	$8,660

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

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*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$49,910	$49,910

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$12,740	$12,740

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Series under the lines of credit during the year ended October 31, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

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agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2021.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$527,151	$624,348	$150,238

J. Securities Lending:

As of October 31, 2021, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$252,972

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks	$156,095	—	—	—	$156,095

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).
Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

181

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust – Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None

182

2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

183

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

184

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Hong Kong Limited

Vice President (since 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

185

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 – 2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017 – 2019) of

•  all the DFA Entities

Vice President (since 2020) of

•  ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

•  all the DFA Entities

Assistant Treasurer (since 2017) of

•  the DFA Fund Complex

Vice President and Assistant Treasurer (since 2020) of

•  ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

•  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001

President of

•  the DFA Fund Complex (since 2017)

•  ETF Trust (since 2020)

General Counsel (since 2001) of

•  all the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

186

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•  DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•  Dimensional Ireland Limited

187

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary (since 2020) of

•  ETF Trust

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since 2020)

•  all the DFA Funds

•  ETF Trust

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  ETF Trust (since 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Funds II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•  Dimensional Fund Advisors Pte. Ltd.

188

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since 2016)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)

•  Dimensional Fund Advisors LP

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

189

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

190

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Enhanced U.S. Large Company Portfolio	12%	34%	54%	—	—	100%	—	—	—	—	—	—	100%
U.S. Large Cap Equity Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Large Cap Value Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	100%	71%	—	—	—	—	—
U.S. Small Cap Value Portfolio	100%	—	—	—	—	100%	100%	64%	—	—	—	—	—
U.S. Core Equity 1 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Core Equity 2 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Vector Equity Portfolio	100%	—	—	—	—	100%	100%	97%	—	—	—	—	—
U.S. Small Cap Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Micro Cap Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. High Relative Profitability Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
DFA Real Estate Securities Portfolio	89%	—	11%	—	—	100%	—	—	—	—	—	—	—
DFA Commodity Strategy Portfolio.	100%	—	—	—	—	100%	—	—	—	—	—	—	—
Dimensional Investment Group Inc.
U.S. Large Company Portfolio	40%	—	60%	—	—	100%	96%	100%	—	—	—	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

See accompanying Notes to Financial Statements.

191

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

See accompanying Notes to Financial Statements.

192

Recycled Recyclable	DFA103121-001AD 00267813

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
ʊ	Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

World Ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

April 9, 2013-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

March 7, 2012-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

November 14, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Class R2 vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2021, the Portfolio held approximately 1,380 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 35.55% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on higher-profitability stocks detracted from performance relative to the benchmark, as these stocks generally underperformed lower-profitability stocks. Conversely, the Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex US markets. These two drivers offset each other, and the portfolio performed in line with the benchmark.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 5,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 38.56% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex US markets. With small-cap stocks outperforming large-cap stocks for the period, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large-and mid-cap stocks.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The Underlying Funds also generally exclude certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held approximately 11,420 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 49.81% for the Portfolio and 45.22% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Underlying Funds’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Underlying Funds’ exclusion of stocks with high asset growth, as those stocks underperformed.

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Funds collectively held approximately 4,460 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 40.83% for the Portfolio and 37.19% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Master Funds’ exclusion of stocks with high asset growth, as those stocks underperformed. The Master Funds’ greater emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, as these stocks outperformed.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 1,820 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 12.66% for the Portfolio and 13.18% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed. The Master Fund’s exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed. Conversely, the Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Master Fund’s exclusion of stocks with high asset growth, as those stocks underperformed.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 830 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 37.81% for the Portfolio and 34.27% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s emphasis on stocks with smaller market capitalizations, particularly in Australia, contributed positively to performance relative to the benchmark, as larger stocks held by the index underperformed. The Master Fund’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITs generally underperformed.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 51.31% for the Portfolio and 45.72% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the period.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 1,160 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 50.70% for the Portfolio and 49.80% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

Global Real Estate Market Review	12 Months Ended October 31, 2021

Publicly traded global real estate investment trusts (REITs) had positive returns for the period. Global REITs outperformed U.S., developed non-U.S., and emerging markets equities. The U.S. REIT market, the world’s largest, had positive performance for the period and outperformed non-U.S. REITs. Among non-U.S. REIT markets, South Africa, the Netherlands, and Canada were among the strongest performers, while Malaysia, New Zealand, and Singapore lagged. At the REIT industry level, retail REITs and hotel and resort REITs generally outperformed, while specialized and health care REITs generally underperformed.

12 Months Ended October 31, 2021

Return in U.S. Dollars
Dow Jones U.S. Select REIT IndexSM	56.10%
S&P Global ex U.S. REIT Index	32.85%
S&P Global REIT Index	44.12%

Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2021. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences did not have material overall impact on the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2021, the Portfolio held approximately 300 securities in 22 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 33.69% for the Portfolio and 32.85% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark. Additionally, Thailand is not an eligible market for the Portfolio but the benchmark holds Thai securities, which contributed positively to relative performance as those securities underperformed.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. During the period covered by this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2021, the Portfolio held, either directly or through the underlying portfolios, approximately 460 securities in 23 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 42.08% for the Portfolio and 44.12% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the benchmark detracted from the Portfolio’s performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are excluded by the benchmark, and these securities generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,980 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 44.61% for the Portfolio and 37.19% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 5,000 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 42.24% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the style-neutral benchmark. The Portfolio’s inclusion of and emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, which is composed primarily of large-and mid-cap stocks, as small caps outperformed large caps.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2021, the Portfolio held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 31.85% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on stocks with high profitability detracted from performance relative to the benchmark, as high-profitability stocks generally underperformed low profitability stocks for the period.

World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio, directly and through the Underlying Funds, held approximately 5,690 securities in 44 eligible developed ex U.S. and emerging markets.

For the 12 months ended October 31, 2021, total returns were 45.23% for the Portfolio and 29.66% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks globally. With small-caps outperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 9,790 securities in 46 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 35.87% for the Portfolio and 29.66% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets. With small-caps outperforming large-caps in developed ex U.S. and emerging markets for the period, the Portfolio’s inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. During the period covered by this report, the Portfolio’s investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held more than 14,130 equity securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 40.75% for the Portfolio and 37.28% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-caps outperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. During the period covered by this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held approximately 14,180 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 40.81% for the Portfolio and 37.28% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-caps outperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio’s strategy of selectively hedging foreign currency exposure contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies to which the Portfolio had hedged its exposure.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2021, the Master Fund held approximately 1,720 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 21.91% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. The Master Fund’s greater allocation to stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts in emerging markets. The Master Fund’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies that with high asset growth. The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 4,960 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 35.51% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2021, the Master Fund held approximately 3,260 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 34.91% for the Portfolio’s Class R2 shares, 35.24% for the Portfolio’s Institutional Class shares, and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks outperforming large-cap stocks, the Master Fund’s inclusion of small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 6,340 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 26.19% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets for the period, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. Additionally, the Portfolio generally excludes certain companies with high asset growth. As of October 31, 2021, the Portfolio held approximately 2,710 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 38.29% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. With small-cap and mid-cap stocks outperforming large-cap stocks, the Portfolio’s focus on small- and mid-cap stocks also contributed positively to relative performance, which is composed primarily of large- and mid-cap stocks.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,045.30	0.19%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,042.30	0.25%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,041.60	0.47%	$2.42
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,045.20	0.46%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,015.30	0.47%	$2.39
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,041.00	0.48%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.48%	$2.45
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,015.30	0.59%	$3.00
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.59%	$3.01
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,057.00	0.47%	$2.44
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,037.00	0.27%	$1.39
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,089.30	0.24%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,040.70	0.53%	$2.73
Hypothetical 5% Annual Return	$1,000.00	$1,022.53	0.53%	$2.70
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,043.00	0.42%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,051.40	0.30%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,037.20	0.44%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,023.90	0.32%	$1.63
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,055.60	0.28%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,054.70	0.32%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$963.10	0.39%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,006.80	0.63%	$3.19
Hypothetical 5% Annual Return	$1,000.00	$1,022.03	0.63%	$3.21
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$998.50	0.74%	$3.73
Institutional Class Shares	$1,000.00	$999.50	0.49%	$2.47
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.48	0.74%	$3.77
Institutional Class Shares	$1,000.00	$1,022.74	0.49%	$2.50
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$975.10	0.42%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$991.70	0.72%	$3.61
Hypothetical 5% Annual Return	$1,000.00	$1,021.58	0.72%	$3.67

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.4%
Consumer Discretionary	12.8%
Consumer Staples	9.7%
Energy	4.7%
Financials	16.5%
Health Care	10.8%
Industrials	16.9%
Information Technology	8.6%
Materials	9.6%
Real Estate	1.6%
Utilities	3.4%

100.0%

International Core Equity Portfolio
Communication Services	5.4%
Consumer Discretionary	14.0%
Consumer Staples	7.7%
Energy	5.1%
Financials	15.6%
Health Care	7.7%
Industrials	19.3%
Information Technology	7.7%
Materials	11.9%
Real Estate	2.4%
Utilities	3.2%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	42.8%
Real Estate	57.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	3.0%
Consumer Discretionary	13.5%
Consumer Staples	4.6%
Energy	6.9%
Financials	21.8%
Health Care	2.5%
Industrials	22.9%
Information Technology	3.9%
Materials	16.0%
Real Estate	3.4%
Utilities	1.5%

100.0%

International Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	13.1%
Consumer Staples	6.5%
Energy	5.9%
Financials	18.8%
Health Care	5.6%
Industrials	20.4%
Information Technology	7.0%
Materials	12.6%
Real Estate	2.6%
Utilities	2.4%

100.0%

International High Relative Profitability Portfolio
Communication Services	8.4%
Consumer Discretionary	16.6%
Consumer Staples	11.2%
Energy	2.2%
Financials	6.1%
Health Care	13.1%
Industrials	19.6%
Information Technology	10.9%
Materials	8.9%
Real Estate	0.6%
Utilities	2.4%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	13.4%
Consumer Staples	7.4%
Energy	5.0%
Financials	15.7%
Health Care	6.4%
Industrials	16.6%
Information Technology	11.4%
Materials	12.0%
Real Estate	3.2%
Utilities	3.2%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	8.2%
Consumer Discretionary	12.5%
Consumer Staples	6.1%
Energy	5.0%
Financials	16.5%
Health Care	4.0%
Industrials	8.4%
Information Technology	20.8%
Materials	11.6%
Real Estate	3.7%
Utilities	3.2%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.7%
Consumer Discretionary	10.2%
Consumer Staples	5.1%
Energy	3.2%
Financials	17.4%
Health Care	4.5%
Industrials	16.1%
Information Technology	12.9%
Materials	16.8%
Real Estate	6.9%
Utilities	3.2%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (5.9%)
# BHP Group Ltd.	697,375	$19,154,786	0.3%
Commonwealth Bank of Australia	310,658	24,623,436	0.4%
CSL Ltd.	124,326	28,289,174	0.5%
National Australia Bank Ltd.	811,247	17,638,112	0.3%
Other Securities		278,968,879	4.6%

TOTAL AUSTRALIA		368,674,387	6.1%

AUSTRIA — (0.2%)
Other Securities		13,795,690	0.2%

BELGIUM — (0.8%)
Other Securities		53,333,536	0.9%

CANADA — (10.2%)
Bank of Montreal	161,778	17,554,531	0.3%
Canadian National Railway Co.	142,360	18,919,984	0.3%
Royal Bank of Canada	310,579	32,327,720	0.5%
Royal Bank of Canada	206,240	21,451,022	0.4%
* Shopify, Inc., Class A	12,023	17,634,495	0.3%
# Toronto-Dominion Bank	286,785	20,794,780	0.3%
Other Securities		506,410,874	8.4%

TOTAL CANADA		635,093,406	10.5%

DENMARK — (2.3%)
Novo Nordisk AS, Class B	461,515	50,607,362	0.8%
Other Securities		92,833,766	1.6%

TOTAL DENMARK		143,441,128	2.4%

FINLAND — (1.2%)
Other Securities		78,570,294	1.3%

FRANCE — (9.2%)
Air Liquide SA	137,694	22,989,071	0.4%
* Airbus SE	172,375	22,112,614	0.4%
# BNP Paribas SA	263,532	17,640,097	0.3%
# Cie Generale des Etablissements Michelin SCA	108,150	17,003,063	0.3%
L’Oreal SA	51,173	23,409,331	0.4%
LVMH Moet Hennessy Louis Vuitton SE	80,391	63,036,311	1.0%
Sanofi	213,213	21,415,989	0.4%
Schneider Electric SE	116,541	20,093,775	0.3%
TotalEnergies SE	551,438	27,613,230	0.5%
Other Securities		338,616,033	5.5%

TOTAL FRANCE		573,929,514	9.5%

GERMANY — (6.8%)
Bayer AG	332,314	18,728,437	0.3%
Daimler AG	320,152	31,779,061	0.5%
Deutsche Post AG	337,563	20,897,505	0.3%
Deutsche Telekom AG	1,271,712	23,650,219	0.4%
SAP SE	212,517	30,774,818	0.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Siemens AG	146,649	$23,842,470	0.4%
Other Securities		275,187,107	4.6%

TOTAL GERMANY		424,859,617	7.0%

HONG KONG — (2.2%)
AIA Group Ltd.	3,249,000	36,411,572	0.6%
Hong Kong Exchanges & Clearing Ltd.	349,451	21,051,524	0.4%
Other Securities		79,524,888	1.3%

TOTAL HONG KONG		136,987,984	2.3%

IRELAND — (0.6%)
Other Securities		38,275,588	0.6%

ISRAEL — (0.6%)
Other Securities		37,231,801	0.6%

ITALY — (2.0%)
Enel SpA	2,271,536	19,016,805	0.3%
Other Securities		105,047,911	1.8%

TOTAL ITALY		124,064,716	2.1%

JAPAN — (21.0%)
Hitachi Ltd.	297,615	17,149,927	0.3%
KDDI Corp.	742,300	22,699,521	0.4%
Keyence Corp.	32,004	19,318,086	0.3%
Recruit Holdings Co. Ltd.	356,200	23,694,067	0.4%
SoftBank Group Corp.	428,176	23,180,319	0.4%
Sony Group Corp.	367,700	42,578,294	0.7%
Tokyo Electron Ltd.	43,700	20,365,638	0.4%
Toyota Motor Corp.	2,420,615	42,709,706	0.7%
Other Securities		1,100,287,924	18.2%

TOTAL JAPAN		1,311,983,482	21.8%

NETHERLANDS — (4.4%)
ASML Holding NV	30,871	25,094,815	0.4%
ASML Holding NV	74,552	60,601,830	1.0%
Koninklijke Ahold Delhaize NV	678,021	22,057,687	0.4%
Stellantis NV	850,830	16,988,474	0.3%
Other Securities		150,780,777	2.5%

TOTAL NETHERLANDS		275,523,583	4.6%

NEW ZEALAND — (0.4%)
Other Securities		22,492,321	0.4%

NORWAY — (0.7%)
Other Securities		46,171,001	0.8%

PORTUGAL — (0.2%)
Other Securities		12,070,216	0.2%

SINGAPORE — (0.8%)
Other Securities		48,200,489	0.8%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
Iberdrola SA	2,078,325	$24,564,084	0.4%
Other Securities		100,642,846	1.7%

TOTAL SPAIN		125,206,930	2.1%

SWEDEN — (3.4%)
Other Securities		213,759,707	3.5%

SWITZERLAND — (7.6%)
Nestle SA	835,482	110,206,070	1.8%
Novartis AG	422,743	34,966,216	0.6%
Roche Holding AG	8,668	3,728,306	0.1%
Roche Holding AG	205,381	79,563,359	1.3%
Other Securities		244,093,241	4.0%

TOTAL SWITZERLAND		472,557,192	7.8%

UNITED KINGDOM — (12.2%)
AstraZeneca PLC, Sponsored ADR	505,883	31,556,982	0.5%
BP PLC, Sponsored ADR	637,244	18,346,269	0.3%
Diageo PLC, Sponsored ADR	105,239	21,013,071	0.4%
Royal Dutch Shell PLC, Sponsored ADR, Class B	918,709	42,113,621	0.7%
Unilever PLC, Sponsored ADR	450,191	24,121,234	0.4%
Other Securities		623,554,407	10.3%

TOTAL UNITED KINGDOM		760,705,584	12.6%

UNITED STATES — (0.0%)
Other Securities		292,740	0.0%

TOTAL COMMON STOCKS		5,917,220,906	98.1%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		32,731,659	0.5%

TOTAL INVESTMENT SECURITIES (Cost $3,905,702,782)		5,949,952,565

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	26,026,332	301,124,657	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,206,796,383)		$6,251,077,222	103.6%

As of October 31, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	229	12/17/21	$51,002,305	$52,635,650	$1,633,345

Total Futures Contracts			$51,002,305	$52,635,650	$1,633,345

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,641,424	$365,032,963	—	$368,674,387
Austria	—	13,795,690	—	13,795,690
Belgium	—	53,333,536	—	53,333,536
Canada	632,493,032	2,600,374	—	635,093,406
Denmark	5,020,496	138,420,632	—	143,441,128
Finland	79,111	78,491,183	—	78,570,294
France	3,422,750	570,506,764	—	573,929,514
Germany	14,497,008	410,362,609	—	424,859,617
Hong Kong	369,693	136,618,291	—	136,987,984
Ireland	11,995,930	26,279,658	—	38,275,588
Israel	6,778,941	30,452,860	—	37,231,801
Italy	2,313,854	121,750,862	—	124,064,716
Japan	19,253,418	1,292,730,064	—	1,311,983,482
Netherlands	79,527,665	195,995,918	—	275,523,583
New Zealand	—	22,492,321	—	22,492,321
Norway	89,985	46,081,016	—	46,171,001
Portugal	—	12,070,216	—	12,070,216
Singapore	1,156,488	47,044,001	—	48,200,489
Spain	5,033,888	120,173,042	—	125,206,930
Sweden	—	213,759,707	—	213,759,707
Switzerland	37,734,810	434,822,382	—	472,557,192
United Kingdom	226,190,003	534,515,581	—	760,705,584
United States	292,740	—	—	292,740
Preferred Stocks
Germany	—	32,731,659	—	32,731,659
Securities Lending Collateral	—	301,124,657	—	301,124,657
Futures Contracts**	1,633,345	—	—	1,633,345

TOTAL	$1,051,524,581	$5,201,185,986	—	$6,252,710,567

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
AUSTRALIA — (6.0%)
# BHP Group Ltd.	4,074,214	$111,906,362	0.3%
Commonwealth Bank of Australia	931,529	73,835,033	0.2%
CSL Ltd.	345,823	78,688,665	0.2%
Other Securities		1,896,076,660	5.5%

TOTAL AUSTRALIA		2,160,506,720	6.2%

AUSTRIA — (0.5%)
Other Securities		194,447,574	0.6%

BELGIUM — (1.1%)
Other Securities		386,927,579	1.1%

CANADA — (10.3%)
Bank of Montreal	931,374	101,063,393	0.3%
Canadian Natural Resources Ltd.	3,046,549	129,508,798	0.4%
National Bank of Canada	950,404	78,683,253	0.2%
# Royal Bank of Canada	886,501	92,274,611	0.3%
Royal Bank of Canada	1,145,629	119,156,872	0.4%
Other Securities		3,146,620,950	9.0%

TOTAL CANADA		3,667,307,877	10.6%

CHINA — (0.0%)
Other Securities		2,457,607	0.0%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	891,477	97,754,784	0.3%
Novo Nordisk AS, Sponsored ADR	595,283	65,558,517	0.2%
Other Securities		642,917,309	1.8%

TOTAL DENMARK		806,230,610	2.3%

FINLAND — (1.6%)
Other Securities		578,977,510	1.7%

FRANCE — (7.6%)
Air Liquide SA	519,420	86,721,161	0.3%
Cie de Saint-Gobain	974,295	67,238,565	0.2%
# Cie Generale des Etablissements Michelin SCA	571,661	89,875,074	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	194,807,144	0.6%
# Orange SA	7,330,798	79,941,979	0.2%
Teleperformance	179,034	74,784,588	0.2%
TotalEnergies SE	1,973,714	98,833,628	0.3%
Other Securities		2,022,503,162	5.7%

TOTAL FRANCE		2,714,705,301	7.8%

GERMANY — (6.4%)
Allianz SE	276,267	64,152,055	0.2%
Bayer AG	1,277,637	72,004,622	0.2%
Bayerische Motoren Werke AG	951,135	96,098,876	0.3%
Daimler AG	1,688,994	167,653,626	0.5%
Deutsche Telekom AG	5,639,652	104,881,456	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (Continued)
Other Securities		$1,774,833,658	5.1%

TOTAL GERMANY		2,279,624,293	6.6%

HONG KONG — (2.2%)
AIA Group Ltd.	10,843,200	121,519,838	0.4%
Other Securities		677,631,236	1.9%

TOTAL HONG KONG		799,151,074	2.3%

IRELAND — (0.8%)
Kingspan Group PLC	602,633	69,378,104	0.2%
Other Securities		213,112,214	0.6%

TOTAL IRELAND		282,490,318	0.8%

ISRAEL — (0.9%)
Other Securities		309,186,961	0.9%

ITALY — (2.5%)
Other Securities		882,981,445	2.6%

JAPAN — (21.5%)
Hitachi Ltd.	1,314,685	75,758,117	0.2%
KDDI Corp.	2,741,900	83,847,255	0.3%
Recruit Holdings Co. Ltd.	1,002,100	66,658,688	0.2%
SoftBank Group Corp.	2,487,563	134,670,077	0.4%
Sony Group Corp.	1,141,000	132,123,562	0.4%
Takeda Pharmaceutical Co. Ltd.	2,631,263	73,848,531	0.2%
Toyota Motor Corp.	12,059,470	212,779,157	0.6%
Other Securities		6,889,456,635	19.9%

TOTAL JAPAN		7,669,142,022	22.2%

NETHERLANDS — (4.0%)
ASM International NV	168,914	76,447,873	0.2%
ASML Holding NV	127,591	103,718,671	0.3%
ASML Holding NV	182,526	148,371,735	0.4%
Koninklijke Ahold Delhaize NV	3,630,618	118,112,911	0.4%
Stellantis NV	5,527,990	110,377,040	0.3%
Other Securities		861,900,774	2.5%

TOTAL NETHERLANDS		1,418,929,004	4.1%

NEW ZEALAND — (0.5%)
Other Securities		171,395,575	0.5%

NORWAY — (0.9%)
Other Securities		339,507,956	1.0%

PORTUGAL — (0.2%)
Other Securities		83,459,275	0.3%

SINGAPORE — (0.8%)
Other Securities		286,151,766	0.8%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SPAIN — (1.9%)
Iberdrola SA	8,431,582	$99,654,363	0.3%
Other Securities		569,227,515	1.6%

TOTAL SPAIN		668,881,878	1.9%

SWEDEN — (3.5%)
Volvo AB, Class B	2,990,796	69,742,821	0.2%
Other Securities		1,171,765,002	3.4%

TOTAL SWEDEN		1,241,507,823	3.6%

SWITZERLAND — (6.9%)
Nestle SA	2,748,677	362,570,217	1.1%
Novartis AG, Sponsored ADR	953,193	78,886,253	0.2%
Roche Holding AG	634,350	245,743,359	0.7%
Sika AG	223,952	75,870,373	0.2%
Other Securities		1,701,728,084	4.9%

TOTAL SWITZERLAND		2,464,798,286	7.1%

UNITED KINGDOM — (12.6%)
Ashtead Group PLC	958,609	80,341,144	0.2%
AstraZeneca PLC, Sponsored ADR	1,444,584	90,113,150	0.3%
BP PLC, Sponsored ADR	3,664,680	105,506,137	0.3%
HSBC Holdings PLC, Sponsored ADR	3,036,261	91,300,368	0.3%
Rio Tinto PLC, Sponsored ADR	1,793,636	113,483,350	0.3%
Royal Dutch Shell PLC, Sponsored ADR, Class B	3,096,174	141,928,616	0.4%
Vodafone Group PLC	49,455,687	72,890,318	0.2%
Other Securities		3,816,782,436	11.0%

TOTAL UNITED KINGDOM		4,512,345,519	13.0%

UNITED STATES — (0.0%)
Other Securities		6,492,442	0.0%

TOTAL COMMON STOCKS		33,927,606,415	98.0%

PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
Other Security		28,885	0.0%

GERMANY — (0.6%)
Volkswagen AG	363,964	81,684,955	0.3%
Other Securities		132,503,943	0.3%

TOTAL GERMANY		214,188,898	0.6%

TOTAL PREFERRED STOCKS		214,217,783	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		7,891	0.0%

CANADA — (0.0%)
Other Securities		757,963	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.0%)
Other Security		$566	0.0%

NEW ZEALAND — (0.0%)
Other Security		3,862	0.0%

SPAIN — (0.0%)
Other Security		613,459	0.0%

TOTAL RIGHTS/WARRANTS		1,383,741	0.0%

TOTAL INVESTMENT SECURITIES (Cost $24,808,815,099)		34,143,207,939

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	137,857,195	1,595,007,746	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $26,403,662,509)		$35,738,215,685	103.2%

As of October 31, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,302	12/17/21	$290,261,986	$299,264,700	$9,002,714

Total Futures Contracts			$290,261,986	$299,264,700	$9,002,714

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$46,638,769	$2,113,867,699	$252	$2,160,506,720
Austria	73,164	194,374,410	—	194,447,574
Belgium	9,610,059	377,317,520	—	386,927,579
Canada	3,658,586,313	8,721,564	—	3,667,307,877
China	—	2,457,607	—	2,457,607
Denmark	65,558,517	740,672,093	—	806,230,610
Finland	5,717,227	573,260,283	—	578,977,510
France	40,903,587	2,673,775,577	26,137	2,714,705,301
Germany	58,770,155	2,220,854,138	—	2,279,624,293
Hong Kong	515,573	798,067,272	568,229	799,151,074
Ireland	50,884,763	231,605,555	—	282,490,318
Israel	35,296,542	273,890,419	—	309,186,961
Italy	20,609,882	862,371,563	—	882,981,445
Japan	155,933,205	7,513,208,817	—	7,669,142,022
Netherlands	227,661,850	1,191,267,154	—	1,418,929,004
New Zealand	239,560	171,156,015	—	171,395,575
Norway	14,691,274	324,816,682	—	339,507,956

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	$409,650	$83,049,625	—	$83,459,275
Singapore	4,041,299	281,571,751	$538,716	286,151,766
Spain	8,871,267	660,010,611	—	668,881,878
Sweden	2,091,261	1,239,416,562	—	1,241,507,823
Switzerland	137,578,979	2,327,219,307	—	2,464,798,286
United Kingdom	860,422,845	3,651,922,648	26	4,512,345,519
United States	5,590,831	901,611	—	6,492,442
Preferred Stocks
Australia	—	28,885	—	28,885
Germany	—	214,188,898	—	214,188,898
Rights/Warrants
Austria	—	7,891	—	7,891
Canada	—	757,963	—	757,963
Hong Kong	—	566	—	566
New Zealand	—	3,862	—	3,862
Spain	—	613,459	—	613,459
Securities Lending Collateral	—	1,595,007,746	—	1,595,007,746
Futures Contracts**	9,002,714	—	—	9,002,714

TOTAL	$5,419,699,286	$30,326,385,753	$1,133,360^	$35,747,218,399

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,204,052	$58,396,527
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		12,011,785
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,897,087
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,406,413
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		4,054,102
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		3,177,403
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,127,151

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $78,885,692)		$99,070,468

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$99,070,468	—	—	$99,070,468

TOTAL	$99,070,468	—	—	$99,070,468

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,658,750,566
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	3,029,775,727
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,849,071,649
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,438,166,259
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,405,629,159

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,381,393,360

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $89,678,174)	89,678,174	89,678,174

TOTAL INVESTMENTS — (100.0%) (Cost $10,315,829,273)		$13,471,071,534

As of October 31, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	376	12/17/21	$84,282,399	$86,423,600	$2,141,201

Total Futures Contracts			$84,282,399	$86,423,600	$2,141,201

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,381,393,360	—	—	$13,381,393,360
Temporary Cash Investments	89,678,174	—	—	89,678,174
Futures Contracts**	2,141,201	—	—	2,141,201

TOTAL	$13,473,212,735	—	—	$13,473,212,735

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$379,961,001

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$379,961,001

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$381,648,225

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$381,648,225

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$44,159,149

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$44,159,149

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$868,047,933

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$868,047,933

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.0%)
AUSTRALIA — (19.6%)
Charter Hall Group	5,103,518	$66,957,724	1.1%
Dexus	11,937,669	97,922,093	1.6%
Goodman Group	18,809,830	311,432,106	5.2%
GPT Group	21,254,256	82,977,593	1.4%
†† GPT Group	38,018,670	134,418	0.0%
Mirvac Group	43,745,807	93,360,751	1.6%
Scentre Group	57,493,866	131,136,895	2.2%
Stockland	26,479,587	91,273,558	1.5%
Vicinity Centres	42,897,822	56,023,859	0.9%
Other Securities		287,438,324	4.8%

TOTAL AUSTRALIA		1,218,657,321	20.3%

BELGIUM — (3.9%)
Aedifica SA	389,502	51,940,122	0.9%
Cofinimmo SA	314,243	50,698,042	0.8%
Warehouses De Pauw CVA	1,524,898	69,438,532	1.2%
Other Securities		71,261,415	1.2%

TOTAL BELGIUM		243,338,111	4.1%

CANADA — (5.8%)
# Canadian Apartment Properties REIT	923,055	45,071,278	0.8%
Other Securities		311,548,139	5.1%

TOTAL CANADA		356,619,417	5.9%

CHINA — (0.2%)
Other Securities		10,098,158	0.2%

FRANCE — (3.7%)
Covivio	557,125	48,254,803	0.8%
Gecina SA	491,633	68,798,473	1.2%
Klepierre SA	2,234,429	53,193,397	0.9%
Other Securities		59,983,959	0.9%

TOTAL FRANCE		230,230,632	3.8%

GERMANY — (0.7%)
Other Securities		44,088,240	0.7%

HONG KONG — (4.1%)
Link REIT	23,247,323	205,958,230	3.5%
Other Securities		46,113,463	0.7%

TOTAL HONG KONG		252,071,693	4.2%

IRELAND — (0.4%)
Other Securities		23,157,845	0.4%

ITALY — (0.1%)
Other Securities		5,351,126	0.1%

JAPAN — (24.0%)
Activia Properties, Inc.	7,779	31,891,349	0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Advance Residence Investment Corp.	14,540	$47,788,683	0.8%
# Daiwa House REIT Investment Corp.	23,517	67,485,151	1.1%
GLP J-Reit	47,682	77,776,065	1.3%
Industrial & Infrastructure Fund Investment Corp.	21,064	38,621,832	0.6%
Japan Hotel REIT Investment Corp.	52,128	31,480,545	0.5%
Japan Metropolitan Fund Invest	78,535	72,135,891	1.2%
Japan Prime Realty Investment Corp.	9,165	33,616,379	0.6%
Japan Real Estate Investment Corp.	14,050	86,115,725	1.4%
Nippon Building Fund, Inc.	16,723	108,648,387	1.8%
Nippon Prologis REIT, Inc.	23,171	77,391,924	1.3%
Nomura Real Estate Master Fund, Inc.	47,837	71,634,291	1.2%
Orix JREIT, Inc.	29,058	48,210,264	0.8%
# Sekisui House Reit, Inc.	46,502	35,155,170	0.6%
United Urban Investment Corp.	33,229	41,421,902	0.7%
Other Securities		617,628,524	10.4%

TOTAL JAPAN		1,487,002,082	24.8%

MALAYSIA — (0.4%)
Other Securities		27,388,672	0.5%

MEXICO — (1.3%)
Fibra Uno Administracion SA de CV	33,788,024	33,610,780	0.6%
Other Securities		49,038,844	0.8%

TOTAL MEXICO		82,649,624	1.4%

NETHERLANDS — (2.4%)
* Unibail-Rodamco-Westfield (BFYM460)	1,117,588	79,801,027	1.3%
Other Securities		68,911,523	1.2%

TOTAL NETHERLANDS		148,712,550	2.5%

NEW ZEALAND — (1.4%)
Other Securities		85,320,715	1.4%

SINGAPORE — (9.4%)
Ascendas Real Estate Investment Trust	36,985,780	84,713,371	1.4%
CapitaLand Integrated Commercial Trust	52,713,611	83,944,071	1.4%
Frasers Logistics & Commercial Trust	28,518,533	32,112,798	0.5%
# Mapletree Commercial Trust	23,802,806	38,501,573	0.7%
# Mapletree Industrial Trust	21,528,890	43,948,391	0.7%
Mapletree Logistics Trust	33,641,897	50,447,153	0.9%
Other Securities		252,147,248	4.2%

TOTAL SINGAPORE		585,814,605	9.8%

SOUTH AFRICA — (1.6%)
Other Securities		99,204,219	1.7%

SPAIN — (1.3%)
Inmobiliaria Colonial Socimi SA	3,238,453	31,490,561	0.5%
Merlin Properties Socimi SA	4,130,353	44,730,390	0.8%
Other Security		6,047,686	0.1%

TOTAL SPAIN		82,268,637	1.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.3%)
Other Securities		$16,362,370	0.3%

TURKEY — (0.2%)
Other Securities		14,687,885	0.2%

UNITED KINGDOM — (14.2%)
Big Yellow Group PLC	1,977,824	39,989,352	0.7%
British Land Co. PLC	9,943,872	67,140,760	1.1%
Derwent London PLC	1,186,768	54,894,880	0.9%
Land Securities Group PLC	7,899,894	74,215,378	1.2%
LondonMetric Property PLC	10,440,495	37,340,880	0.6%
Safestore Holdings PLC	2,716,328	44,652,930	0.7%
Segro PLC	13,385,069	236,574,996	4.0%
Tritax Big Box REIT PLC	20,179,674	62,101,613	1.0%
UNITE Group PLC	3,594,188	53,664,055	0.9%
Other Securities		213,644,130	3.7%

TOTAL UNITED KINGDOM		884,218,974	14.8%
TOTAL COMMON STOCKS		5,897,242,876	98.5%

RIGHTS/WARRANTS — (0.0%)
UNITED KINGDOM — (0.0%)
Other Security		79	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,055,209,691)		5,897,242,955

		Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	26,840,639	310,546,189	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,365,727,338)		$6,207,789,144	103.7%

As of October 31, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	181	12/17/21	$40,192,987	$41,602,850	$1,409,863

Total Futures Contracts			$40,192,987	$41,602,850	$1,409,863

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$545,228	$1,217,977,675	$134,418	$1,218,657,321
Belgium	—	243,338,111	—	243,338,111
Canada	356,619,417	—	—	356,619,417
China	—	10,098,158	—	10,098,158
France	—	230,230,632	—	230,230,632
Germany	—	44,088,240	—	44,088,240
Hong Kong	—	252,071,693	—	252,071,693
Ireland	—	23,157,845	—	23,157,845
Italy	—	5,351,126	—	5,351,126
Japan	—	1,487,002,082	—	1,487,002,082
Malaysia	—	27,388,672	—	27,388,672
Mexico	82,649,624	—	—	82,649,624
Netherlands	15,109,381	133,603,169	—	148,712,550
New Zealand	—	85,320,715	—	85,320,715
Singapore	—	585,814,605	—	585,814,605
South Africa	—	99,204,219	—	99,204,219
Spain	—	82,268,637	—	82,268,637
Taiwan	—	16,362,370	—	16,362,370
Turkey	—	14,687,885	—	14,687,885
United Kingdom	—	884,218,974	—	884,218,974
Rights/Warrants
United Kingdom	—	79	—	79
Securities Lending Collateral	—	310,546,189	—	310,546,189
Futures Contracts**	1,409,863	—	—	1,409,863

TOTAL	$456,333,513	$5,752,731,076	$134,418^	$6,209,199,007

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (56.0%)
UNITED STATES — (56.0%)
Alexandria Real Estate Equities, Inc.	588,622	$120,161,295	1.1%
American Campus Communities, Inc.	578,584	31,081,533	0.3%
American Homes 4 Rent, Class A	1,198,179	48,646,084	0.5%
American Tower Corp.	1,814,073	511,514,164	4.9%
Apartment Income REIT Corp.	646,305	34,648,414	0.3%
# AvalonBay Communities, Inc.	595,358	140,909,331	1.3%
# Boston Properties, Inc.	631,669	71,782,865	0.7%
Camden Property Trust	416,002	67,849,926	0.6%
Crown Castle International Corp.	1,756,044	316,614,733	3.0%
CubeSmart	842,810	46,362,978	0.4%
CyrusOne, Inc.	516,104	42,330,850	0.4%
Digital Realty Trust, Inc.	1,067,765	168,503,963	1.6%
Duke Realty Corp.	1,595,075	89,707,018	0.9%
EastGroup Properties, Inc.	168,150	33,256,707	0.3%
Equinix, Inc.	362,611	303,530,790	2.9%
Equity LifeStyle Properties, Inc.	725,843	61,340,992	0.6%
Equity Residential	1,590,294	137,401,402	1.3%
# Essex Property Trust, Inc.	277,372	94,287,064	0.9%
Extra Space Storage, Inc.	562,241	110,969,506	1.1%
Federal Realty Investment Trust	306,103	36,839,496	0.4%
# First Industrial Realty Trust, Inc.	541,190	31,513,494	0.3%
Gaming & Leisure Properties, Inc.	925,101	44,858,148	0.4%
Healthcare Trust of America, Inc., Class A	916,797	30,611,852	0.3%
Healthpeak Properties, Inc.	2,298,884	81,633,371	0.8%
* Host Hotels & Resorts, Inc.	2,961,527	49,842,499	0.5%
Invitation Homes, Inc.	2,420,656	99,852,054	0.9%
# Iron Mountain, Inc.	1,203,218	54,914,870	0.5%
Kimco Realty Corp.	2,552,009	57,675,411	0.5%
Lamar Advertising Co., Class A	362,565	41,042,358	0.4%
Life Storage, Inc.	325,915	43,610,619	0.4%
Medical Properties Trust, Inc.	2,423,399	51,691,101	0.5%
Mid-America Apartment Communities, Inc.	488,169	99,688,894	0.9%
National Retail Properties, Inc.	734,753	33,328,396	0.3%
Prologis, Inc.	3,087,440	447,555,242	4.2%
Public Storage	665,891	221,195,672	2.1%
# Realty Income Corp.	1,593,474	113,821,848	1.1%
Regency Centers Corp.	710,556	50,030,220	0.5%
Rexford Industrial Realty, Inc.	594,593	39,956,650	0.4%
SBA Communications Corp.	465,813	160,859,203	1.5%
Simon Property Group, Inc.	1,393,026	204,189,751	1.9%
# STORE Capital Corp.	1,063,612	36,513,800	0.3%
Sun Communities, Inc.	469,155	91,944,997	0.9%
UDR, Inc.	1,265,344	70,264,552	0.7%
Ventas, Inc.	1,657,835	88,478,673	0.8%
VEREIT, Inc.	967,276	48,653,993	0.5%
# VICI Properties, Inc.	1,061,807	31,164,036	0.3%
# Welltower, Inc.	1,786,156	143,606,942	1.4%
WP Carey, Inc.	761,497	58,719,034	0.6%
Other Securities		1,025,814,639	9.7%

TOTAL UNITED STATES		6,020,771,430	57.1%

TOTAL COMMON STOCKS		6,020,771,430	57.1%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.0%)
UNITED STATES — (0.0%)
Other Security		$1,327,734	0.0%

		Value†
AFFILIATED INVESTMENT COMPANIES — (42.0%)
* DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc	727,520,729	3,666,704,472	34.8%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	17,169,966	839,611,357	8.0%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		4,506,315,829	42.8%

TOTAL INVESTMENT SECURITIES (Cost $7,986,961,434)		10,528,414,993

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	18,759,320	217,045,336	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,203,997,508)		$10,745,460,329	102.0%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$6,020,722,361	$49,069	—	$6,020,771,430
Preferred Stocks
United States	1,327,734	—	—	1,327,734
Affiliated Investment Companies	4,506,315,829	—	—	4,506,315,829
Securities Lending Collateral	—	217,045,336	—	217,045,336

TOTAL	$10,528,365,924	$217,094,405	—	$10,745,460,329

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
AUSTRALIA — (7.8%)
# Bank of Queensland Ltd.	8,692,277	$57,872,526	0.5%
Downer EDI Ltd.	10,150,069	48,529,011	0.4%
# IGO Ltd.	11,106,754	81,332,717	0.6%
OZ Minerals Ltd.	3,084,453	58,672,023	0.5%
Other Securities		759,692,150	5.9%

TOTAL AUSTRALIA		1,006,098,427	7.9%

AUSTRIA — (1.0%)
Other Securities		127,262,202	1.0%

BELGIUM — (1.8%)
Ackermans & van Haaren NV	331,435	56,995,531	0.4%
D’ieteren Group	304,704	52,538,365	0.4%
Other Securities		129,199,361	1.1%

TOTAL BELGIUM		238,733,257	1.9%

CANADA — (10.9%)
# Alamos Gold, Inc., Class A	7,320,411	54,299,752	0.4%
ARC Resources Ltd.	5,961,374	57,176,393	0.5%
# Canadian Western Bank	1,903,542	60,893,041	0.5%
* Home Capital Group, Inc., Class B	1,308,749	42,468,778	0.3%
Linamar Corp.	947,126	52,093,461	0.4%
#* MEG Energy Corp.	5,060,206	45,343,960	0.4%
Tourmaline Oil Corp.	1,682,234	60,800,199	0.5%
TransAlta Corp.	4,562,378	51,168,234	0.4%
# Whitecap Resources, Inc.	6,857,444	41,169,043	0.3%
# Yamana Gold, Inc.	12,036,191	47,265,585	0.4%
Other Securities		902,483,007	7.0%

TOTAL CANADA		1,415,161,453	11.1%

CHINA — (0.0%)
Other Securities		806,719	0.0%

DENMARK — (2.5%)
* Jyske Bank AS	1,162,241	56,702,266	0.4%
Sydbank AS	1,555,575	53,457,498	0.4%
Other Securities		211,307,402	1.7%

TOTAL DENMARK		321,467,166	2.5%

FINLAND — (2.2%)
Cargotec Oyj, Class B	846,300	43,825,174	0.4%
Konecranes Oyj, Class A	1,038,552	43,198,178	0.3%
Other Securities		202,439,039	1.6%

TOTAL FINLAND		289,462,391	2.3%

FRANCE — (4.1%)
* Elis SA	3,022,710	57,393,983	0.5%
Rexel SA	2,914,413	57,927,440	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$412,053,956	3.1%

TOTAL FRANCE		527,375,379	4.1%

GERMANY — (6.6%)
Aurubis AG	1,029,677	88,727,111	0.7%
* Commerzbank AG	10,806,353	78,917,487	0.6%
Freenet AG	1,864,258	48,014,410	0.4%
* K+S AG	3,414,677	58,842,642	0.5%
Lanxess AG	1,151,558	77,594,697	0.6%
Other Securities		509,049,380	3.9%

TOTAL GERMANY		861,145,727	6.7%

GREECE — (0.0%)
Other Securities		1,986	0.0%

HONG KONG — (2.3%)
Other Securities		298,086,830	2.3%

IRELAND — (0.3%)
Other Securities		34,253,029	0.3%

ISRAEL — (1.1%)
Other Securities		144,772,065	1.1%

ITALY — (3.7%)
# Banco BPM SpA	22,089,452	68,693,581	0.5%
Unipol Gruppo SpA	10,135,870	58,214,242	0.5%
Other Securities		347,407,845	2.7%

TOTAL ITALY		474,315,668	3.7%

JAPAN — (21.9%)
Other Securities		2,846,865,637	22.3%

NETHERLANDS — (2.7%)
APERAM SA	1,047,061	62,429,558	0.5%
ASR Nederland NV	2,645,910	123,680,962	1.0%
SBM Offshore NV	4,276,666	67,521,170	0.5%
Other Securities		102,713,495	0.8%

TOTAL NETHERLANDS		356,345,185	2.8%

NEW ZEALAND — (0.4%)
Other Securities		46,628,416	0.4%

NORWAY — (0.7%)
Other Securities		96,207,378	0.7%

PORTUGAL — (0.3%)
Other Securities		34,955,180	0.3%

SINGAPORE — (0.9%)
Other Securities		116,403,677	0.9%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.1%)
# Bankinter SA	10,292,835	$56,672,453	0.4%
Other Securities		218,447,235	1.7%

TOTAL SPAIN		275,119,688	2.1%

SWEDEN — (3.4%)
Lindab International AB	1,604,743	52,575,849	0.4%
Other Securities		392,270,937	3.1%

TOTAL SWEDEN		444,846,786	3.5%

SWITZERLAND — (5.3%)
Allreal Holding AG	283,546	59,968,770	0.5%
Helvetia Holding AG	529,875	63,050,268	0.5%
Siegfried Holding AG	64,976	62,496,657	0.5%
Other Securities		503,233,754	3.9%

TOTAL SWITZERLAND		688,749,449	5.4%

UNITED KINGDOM — (14.8%)
Bellway PLC	2,165,422	98,253,559	0.8%
Close Brothers Group PLC	3,165,895	62,363,565	0.5%
Drax Group PLC	6,150,470	44,731,273	0.4%
Grafton Group PLC	5,481,699	100,685,089	0.8%
Man Group PLC	19,186,374	60,940,067	0.5%
* Meggitt PLC	8,865,721	91,022,660	0.7%
Paragon Banking Group PLC	6,577,529	49,308,900	0.4%
* Playtech PLC	4,272,115	40,644,360	0.3%
Redrow PLC	6,678,500	58,802,405	0.5%
Royal Mail PLC	10,200,913	58,806,428	0.5%
Travis Perkins PLC	4,636,653	98,022,794	0.8%
Vesuvius PLC	6,801,719	43,855,831	0.4%
Vistry Group PLC	5,262,888	88,130,772	0.7%
Other Securities		1,029,460,043	7.7%

TOTAL UNITED KINGDOM		1,925,027,746	15.0%

UNITED STATES — (0.0%)
Other Security		1,846,620	0.0%

TOTAL COMMON STOCKS		12,571,938,061	98.3%

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Other Securities		30,269,615	0.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Security		503	0.0%

CANADA — (0.0%)
Other Security		39,007	0.0%

NEW ZEALAND — (0.0%)
Other Security		30,165	0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$17,360	0.0%

SPAIN — (0.0%)
Other Security		10,407	0.0%

TOTAL RIGHTS/WARRANTS		97,442	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,248,353,766)		12,602,305,118

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	33,153,941	383,591,098	3.0%

TOTAL INVESTMENTS—(100.0%) (Cost $10,631,897,697)		$12,985,896,216	101.6%

As of October 31, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	510	12/17/21	$112,721,849	$117,223,500	$4,501,651
Total Futures Contracts			$112,721,849	$117,223,500	$4,501,651

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,006,098,427	—	$1,006,098,427
Austria	—	127,262,202	—	127,262,202
Belgium	$825,516	237,907,741	—	238,733,257
Canada	1,412,654,957	2,506,496	—	1,415,161,453
China	—	806,719	—	806,719
Denmark	—	321,467,166	—	321,467,166
Finland	—	289,462,391	—	289,462,391
France	—	527,375,379	—	527,375,379
Germany	15,404,577	845,741,150	—	861,145,727
Greece	—	—	$1,986	1,986
Hong Kong	—	297,553,804	533,026	298,086,830
Ireland	—	34,253,029	—	34,253,029
Israel	1,517,258	143,254,807	—	144,772,065
Italy	—	474,315,668	—	474,315,668
Japan	18,249,171	2,828,616,466	—	2,846,865,637
Netherlands	—	356,345,185	—	356,345,185
New Zealand	—	46,628,416	—	46,628,416
Norway	—	96,207,378	—	96,207,378
Portugal	—	34,955,180	—	34,955,180

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$115,028,770	$1,374,907	$116,403,677
Spain	—	275,119,688	—	275,119,688
Sweden	$4,722,188	440,124,598	—	444,846,786
Switzerland	1,311,051	687,438,398	—	688,749,449
United Kingdom	—	1,925,027,746	—	1,925,027,746
United States	1,846,620	—	—	1,846,620
Preferred Stocks
Germany	—	30,269,615	—	30,269,615
Rights/Warrants
Austria	—	503	—	503
Canada	—	39,007	—	39,007
New Zealand	—	30,165	—	30,165
Singapore	—	17,360	—	17,360
Spain	—	10,407	—	10,407
Securities Lending Collateral	—	383,591,098	—	383,591,098
Futures Contracts**	4,501,651	—	—	4,501,651

TOTAL	$1,461,032,989	$11,527,454,959	$1,909,919^	$12,990,397,867

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.8%)
AUSTRALIA — (6.0%)
National Australia Bank Ltd.	308,973	$6,717,683	0.2%
Westpac Banking Corp.	357,485	6,954,916	0.2%
Other Securities		215,373,029	5.8%

TOTAL AUSTRALIA		229,045,628	6.2%

AUSTRIA — (0.7%)
Other Securities		28,127,457	0.8%

BELGIUM — (1.2%)
Other Securities		43,782,692	1.2%

CANADA — (9.9%)
Bank of Nova Scotia	102,743	6,735,831	0.2%
Canadian Natural Resources Ltd.	218,739	9,298,595	0.3%
Royal Bank of Canada	73,948	7,697,141	0.2%
Suncor Energy, Inc.	242,441	6,376,198	0.2%
Tourmaline Oil Corp.	211,983	7,661,603	0.2%
Other Securities		341,427,029	9.1%

TOTAL CANADA		379,196,397	10.2%

CHINA — (0.0%)
Other Securities		248,576	0.0%

DENMARK — (2.4%)
Novo Nordisk AS, Class B	58,933	6,462,290	0.2%
# Pandora AS	42,629	5,965,313	0.2%
Other Securities		78,578,314	2.0%

TOTAL DENMARK		91,005,917	2.4%

FINLAND — (1.7%)
Other Securities		64,132,489	1.7%

FRANCE — (7.2%)
Arkema SA	56,478	7,725,851	0.2%
# BNP Paribas SA	106,510	7,129,482	0.2%
Carrefour SA	467,430	8,462,285	0.2%
Cie de Saint-Gobain	85,238	5,882,490	0.2%
Cie Generale des Etablissements Michelin SCA	51,511	8,098,427	0.2%
Engie SA	450,025	6,401,672	0.2%
# Orange SA	1,316,569	14,357,118	0.4%
TotalEnergies SE	308,861	15,466,199	0.4%
Other Securities		201,686,521	5.4%

TOTAL FRANCE		275,210,045	7.4%

GERMANY — (6.1%)
Allianz SE	36,861	8,559,505	0.2%
Bayerische Motoren Werke AG	59,479	6,009,520	0.2%
* Commerzbank AG	883,755	6,453,954	0.2%
Daimler AG	163,910	16,270,103	0.5%
KION Group AG	61,526	6,720,408	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	Other Securities		$190,211,492	5.0%

	TOTAL GERMANY		234,224,982	6.3%

	HONG KONG — (2.2%)
	Other Securities		83,786,185	2.3%

	IRELAND — (0.8%)
#	CRH PLC, Sponsored ADR	242,922	11,645,681	0.3%
	Other Securities		18,814,777	0.5%

	TOTAL IRELAND		30,460,458	0.8%

	ISRAEL — (1.1%)
	Other Securities		40,476,578	1.1%

	ITALY — (2.6%)
	UniCredit SpA	476,352	6,297,103	0.2%
	Other Securities		92,977,039	2.5%

	TOTAL ITALY		99,274,142	2.7%

	JAPAN — (22.8%)
	ENEOS Holdings, Inc.	1,499,070	6,044,624	0.2%
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,125,063	0.2%
	SoftBank Group Corp.	189,600	10,264,444	0.3%
	Sony Group Corp., Sponsored ADR	54,920	6,359,187	0.2%
	Toyota Motor Corp.	430,090	7,588,575	0.2%
#	Toyota Motor Corp., Sponsored ADR	34,806	6,145,695	0.2%
	Other Securities		825,746,654	22.1%

	TOTAL JAPAN		868,274,242	23.4%

	NETHERLANDS — (4.0%)
#	Aegon NV	1,281,817	6,501,745	0.2%
	ASML Holding NV	9,650	7,844,024	0.2%
	ASR Nederland NV	149,446	6,985,735	0.2%
	Koninklijke Ahold Delhaize NV	417,882	13,594,727	0.4%
	Randstad NV	97,050	6,972,790	0.2%
Ω	Signify NV	139,981	6,782,973	0.2%
	Stellantis NV	684,296	13,663,295	0.4%
	Other Securities		92,009,344	2.4%

	TOTAL NETHERLANDS		154,354,633	4.2%

	NEW ZEALAND — (0.5%)
	Other Securities		18,848,422	0.5%

	NORWAY — (0.9%)
	Other Securities		34,154,176	0.9%

	PORTUGAL — (0.3%)
	Other Securities		9,398,212	0.3%

	SINGAPORE — (0.8%)
	Other Securities		31,551,712	0.8%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
# Banco Santander SA	1,654,793	$6,276,767	0.2%
Other Securities		68,632,226	1.8%

TOTAL SPAIN		74,908,993	2.0%

SWEDEN — (3.5%)
Other Securities		134,529,860	3.6%

SWITZERLAND — (7.2%)
Georg Fischer AG	4,182	6,327,583	0.2%
Julius Baer Group Ltd.	127,245	9,203,895	0.3%
Nestle SA	126,847	16,732,029	0.5%
Swiss Life Holding AG	11,301	6,199,347	0.2%
Swisscom AG	15,415	8,393,842	0.2%
Zurich Insurance Group AG	14,535	6,442,211	0.2%
Other Securities		222,040,181	5.8%

TOTAL SWITZERLAND		275,339,088	7.4%

UNITED KINGDOM — (11.9%)
BP PLC	2,030,060	9,725,815	0.3%
* BT Group PLC	3,604,399	6,847,741	0.2%
HSBC Holdings PLC, Sponsored ADR	320,826	9,647,238	0.3%
Kingfisher PLC	1,314,662	6,033,761	0.2%
Royal Dutch Shell PLC, Sponsored ADR, Class B	311,988	14,301,530	0.4%
Other Securities		407,199,866	10.8%

TOTAL UNITED KINGDOM		453,755,951	12.2%

UNITED STATES — (0.0%)
Other Securities		772,717	0.0%

TOTAL COMMON STOCKS		3,654,859,552	98.4%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Volkswagen AG	30,000	6,732,942	0.2%
Other Securities		12,861,997	0.3%

TOTAL GERMANY		19,594,939	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		1,803	0.0%

CANADA — (0.0%)
Other Securities		149,605	0.0%

HONG KONG — (0.0%)
Other Security		362	0.0%

NEW ZEALAND — (0.0%)
Other Security		4,499	0.0%

PORTUGAL — (0.0%)
Other Security		1,564	0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Security		$82,748	0.0%

TOTAL RIGHTS/WARRANTS		240,581	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,695,410,139)		3,674,695,072

		Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	12,358,512	142,987,985	3.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,838,377,627)		$3,817,683,057	102.7%

As of October 31, 2021, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	78	12/17/21	$17,102,224	$17,928,300	$826,076

Total Futures Contracts			$17,102,224	$17,928,300	$826,076

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$235,357	$228,810,221	$50	$229,045,628
Austria	—	28,127,457	—	28,127,457
Belgium	1,989,595	41,793,097	—	43,782,692
Canada	377,787,675	1,408,722	—	379,196,397
China	—	248,576	—	248,576
Denmark	—	91,005,917	—	91,005,917
Finland	—	64,132,489	—	64,132,489
France	351,761	274,856,393	1,891	275,210,045
Germany	8,560,250	225,664,732	—	234,224,982
Hong Kong	117,300	83,579,229	89,656	83,786,185
Ireland	11,645,681	18,814,777	—	30,460,458
Israel	3,121,274	37,355,304	—	40,476,578
Italy	1,153,965	98,120,177	—	99,274,142
Japan	17,470,956	850,803,286	—	868,274,242
Netherlands	17,090,712	137,263,921	—	154,354,633
New Zealand	10,554	18,837,868	—	18,848,422
Norway	45,021	34,109,155	—	34,154,176
Portugal	—	9,398,212	—	9,398,212
Singapore	334,947	31,154,416	62,349	31,551,712
Spain	3,623,676	71,285,317	—	74,908,993
Sweden	372,233	134,157,627	—	134,529,860
Switzerland	16,241,831	259,097,257	—	275,339,088

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$57,737,822	$396,018,129	—	$453,755,951
United States	575,239	197,478	—	772,717
Preferred Stocks
Germany	—	19,594,939	—	19,594,939
Rights/Warrants
Austria	—	1,803	—	1,803
Canada	—	149,605	—	149,605
Hong Kong	—	362	—	362
New Zealand	—	4,499	—	4,499
Portugal	—	1,564	—	1,564
Spain	—	82,748	—	82,748
Securities Lending Collateral	—	142,987,985	—	142,987,985
Futures Contracts**	826,076	—	—	826,076

TOTAL	$519,291,925	$3,299,063,262	$153,946^	$3,818,509,133

**	Valued at the unrealized appreciation/(depreciation) on the investment
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.0%)
# BHP Group Ltd., Sponsored ADR	261,477	$14,339,399	0.7%
CSL Ltd.	93,279	21,224,731	1.0%
Wesfarmers Ltd.	252,587	10,928,358	0.5%
Other Securities		89,562,204	4.0%

TOTAL AUSTRALIA		136,054,692	6.2%

AUSTRIA — (0.1%)
Other Securities		3,304,905	0.2%

BELGIUM — (0.7%)
Other Securities		15,930,310	0.7%

CANADA — (9.6%)
Canadian National Railway Co.	103,129	13,706,091	0.6%
Constellation Software, Inc.	6,141	10,792,351	0.5%
National Bank of Canada	138,986	11,506,549	0.5%
Royal Bank of Canada	185,318	19,289,484	0.9%
Royal Bank of Canada	64,164	6,673,698	0.3%
TC Energy Corp.	200,669	10,855,518	0.5%
Other Securities		144,179,424	6.6%

TOTAL CANADA		217,003,115	9.9%

DENMARK — (2.7%)
Novo Nordisk AS, Class B	490,008	53,731,758	2.4%
Other Securities		7,642,730	0.4%

TOTAL DENMARK		61,374,488	2.8%

FINLAND — (0.9%)
Other Securities		20,021,880	0.9%

FRANCE — (9.1%)
Air Liquide SA	66,793	11,151,605	0.5%
* Airbus SE	114,996	14,751,919	0.7%
Capgemini SE	55,952	13,045,927	0.6%
Kering SA	17,329	13,006,013	0.6%
Legrand SA	107,350	11,710,814	0.5%
LVMH Moet Hennessy Louis Vuitton SE	59,150	46,380,786	2.1%
Other Securities		96,011,168	4.4%

TOTAL FRANCE		206,058,232	9.4%

GERMANY — (7.1%)
Bayer AG	204,634	11,532,692	0.5%
Daimler AG	196,327	19,487,892	0.9%
Deutsche Post AG	218,448	13,523,455	0.6%
Deutsche Telekom AG	837,113	15,567,916	0.7%
E.ON SE	886,740	11,243,686	0.5%
Other Securities		88,913,803	4.1%

TOTAL GERMANY		160,269,444	7.3%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.3%)
Hong Kong Exchanges & Clearing Ltd.	293,437	$17,677,145	0.8%
Techtronic Industries Co. Ltd.	571,500	11,741,611	0.5%
Other Securities		22,099,748	1.1%

TOTAL HONG KONG		51,518,504	2.4%

IRELAND — (0.6%)
Other Securities		13,209,635	0.6%

ISRAEL — (0.4%)
Other Securities		9,746,523	0.4%

ITALY — (1.7%)
Other Securities		39,537,219	1.8%

JAPAN — (20.7%)
Daikin Industries Ltd.	49,600	10,863,132	0.5%
Hitachi Ltd.	263,500	15,184,066	0.7%
Hoya Corp.	78,800	11,600,027	0.5%
KDDI Corp.	456,200	13,950,588	0.6%
Nintendo Co. Ltd.	25,600	11,306,418	0.5%
Recruit Holdings Co. Ltd.	234,200	15,578,749	0.7%
SoftBank Group Corp.	427,500	23,143,722	1.1%
Sony Group Corp.	328,700	38,062,239	1.7%
Tokyo Electron Ltd.	33,900	15,798,515	0.7%
Other Securities		314,033,352	14.5%

TOTAL JAPAN		469,520,808	21.5%

NETHERLANDS — (4.5%)
ASML Holding NV	14,189	11,534,233	0.5%
ASML Holding NV	52,224	42,451,845	2.0%
Koninklijke Ahold Delhaize NV	441,808	14,373,098	0.7%
Wolters Kluwer NV	135,723	14,212,699	0.7%
Other Securities		19,962,958	0.8%

TOTAL NETHERLANDS		102,534,833	4.7%

NEW ZEALAND — (0.2%)
Other Securities		5,796,298	0.3%

NORWAY — (0.7%)
Other Securities		16,637,032	0.8%

PORTUGAL — (0.1%)
Other Security		1,495,116	0.1%

SINGAPORE — (0.8%)
Other Securities		17,435,745	0.8%

SPAIN — (1.8%)
Iberdrola SA	961,878	11,368,609	0.5%
Other Securities		29,892,893	1.4%

TOTAL SPAIN		41,261,502	1.9%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (2.8%)
Other Securities		$63,574,460	2.9%

SWITZERLAND — (8.9%)
Geberit AG	14,079	10,995,031	0.5%
# Givaudan SA	2,412	11,365,189	0.5%
Nestle SA	290,751	38,352,143	1.7%
Partners Group Holding AG	7,501	13,103,903	0.6%
Roche Holding AG	8,192	3,523,567	0.2%
Roche Holding AG	183,630	71,137,153	3.3%
Sika AG	36,778	12,459,637	0.6%
Other Securities		41,007,174	1.9%

TOTAL SWITZERLAND		201,943,797	9.3%

UNITED KINGDOM — (13.4%)
Ashtead Group PLC	224,550	18,819,564	0.9%
AstraZeneca PLC	67,346	8,425,072	0.4%
AstraZeneca PLC, Sponsored ADR	411,126	25,646,040	1.2%
BAE Systems PLC	1,647,985	12,426,073	0.6%
Diageo PLC	80,730	4,016,454	0.2%
Diageo PLC, Sponsored ADR	106,135	21,191,975	1.0%
Ferguson PLC	94,077	14,155,179	0.6%
# Rio Tinto PLC, Sponsored ADR	251,488	15,911,646	0.7%
SSE PLC	501,447	11,292,383	0.5%
Unilever PLC	48,760	2,610,702	0.1%
Unilever PLC	62,170	3,328,181	0.2%
Unilever PLC, Sponsored ADR	508,666	27,254,324	1.2%
Other Securities		138,375,077	6.3%

TOTAL UNITED KINGDOM		303,452,670	13.9%

TOTAL COMMON STOCKS		2,157,681,208	98.8%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		16,278,674	0.8%

TOTAL INVESTMENT SECURITIES (Cost $1,682,823,541)		2,173,959,882

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	8,322,937	96,296,385	4.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,779,114,946)		$2,270,256,267	104.0%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$14,339,399	$121,715,293	—	$136,054,692
Austria	—	3,304,905	—	3,304,905
Belgium	—	15,930,310	—	15,930,310
Canada	217,003,115	—	—	217,003,115
Denmark	—	61,374,488	—	61,374,488
Finland	744,131	19,277,749	—	20,021,880
France	2,455,556	203,602,676	—	206,058,232
Germany	436,098	159,833,346	—	160,269,444
Hong Kong	—	51,518,504	—	51,518,504
Ireland	4,037,123	9,172,512	—	13,209,635
Israel	3,274,027	6,472,496	—	9,746,523
Italy	4,326,692	35,210,527	—	39,537,219
Japan	—	469,520,808	—	469,520,808
Netherlands	42,451,845	60,082,988	—	102,534,833
New Zealand	—	5,796,298	—	5,796,298
Norway	—	16,637,032	—	16,637,032
Portugal	—	1,495,116	—	1,495,116
Singapore	—	17,435,745	—	17,435,745
Spain	—	41,261,502	—	41,261,502
Sweden	—	63,574,460	—	63,574,460
Switzerland	5,763,361	196,180,436	—	201,943,797
United Kingdom	105,766,135	197,686,535	—	303,452,670
Preferred Stocks
Germany	—	16,278,674	—	16,278,674
Securities Lending Collateral	—	96,296,385	—	96,296,385

TOTAL	$400,597,482	$1,869,658,785	—	$2,270,256,267

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$186,926,657
Investment in Dimensional Emerging Markets Value Fund		94,194,508
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,238,231	27,414,434

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $259,828,811)		$308,535,599

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$308,535,599	—	—	$308,535,599

TOTAL	$308,535,599	—	—	$308,535,599

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.2%)
# BHP Group Ltd.	352,621	$9,685,435	0.3%
Commonwealth Bank of Australia	87,813	6,960,251	0.2%
CSL Ltd.	28,867	6,568,405	0.2%
Other Securities		151,335,210	3.6%

TOTAL AUSTRALIA		174,549,301	4.3%

AUSTRIA — (0.4%)
Other Securities		16,069,401	0.4%

BELGIUM — (0.7%)
Other Securities		30,014,556	0.7%

BRAZIL — (1.0%)
Vale SA	628,010	7,968,353	0.2%
Other Securities		34,429,696	0.8%

TOTAL BRAZIL		42,398,049	1.0%

CANADA — (7.2%)
Bank of Montreal	65,266	7,082,014	0.2%
Canadian Natural Resources Ltd.	164,318	6,983,781	0.2%
Canadian Natural Resources Ltd.	155,586	6,613,961	0.2%
Magna International, Inc.	87,254	7,093,750	0.2%
National Bank of Canada	93,086	7,706,522	0.2%
# Royal Bank of Canada	120,786	12,572,441	0.3%
Royal Bank of Canada	97,598	10,151,168	0.3%
# Toronto-Dominion Bank	89,325	6,476,956	0.2%
Other Securities		236,312,112	5.6%

TOTAL CANADA		300,992,705	7.4%

CHILE — (0.1%)
Other Securities		4,449,703	0.1%

CHINA — (9.1%)
* Alibaba Group Holding Ltd., Sponsored ADR	44,024	7,261,319	0.2%
China Construction Bank Corp., Class H	10,898,000	7,416,968	0.2%
Ping An Insurance Group Co. of China Ltd., Class H	908,000	6,503,758	0.2%
Tencent Holdings Ltd.	442,200	26,898,934	0.7%
Other Securities		331,912,367	8.0%

TOTAL CHINA		379,993,346	9.3%

COLOMBIA — (0.1%)
Other Securities		2,328,978	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,213,913	0.0%

DENMARK — (1.6%)
Novo Nordisk AS, Class B	144,089	15,800,059	0.4%
Other Securities		51,971,890	1.3%

TOTAL DENMARK		67,771,949	1.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.0%)
Other Securities		$260,407	0.0%

FINLAND — (1.1%)
Other Securities		46,026,912	1.1%

FRANCE — (5.3%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	17,101,690	0.4%
TotalEnergies SE	176,070	8,816,696	0.2%
Vinci SA	66,251	7,082,907	0.2%
Other Securities		188,380,663	4.6%

TOTAL FRANCE		221,381,956	5.4%

GERMANY — (4.4%)
Bayerische Motoren Werke AG	72,976	7,373,203	0.2%
Daimler AG	116,609	11,574,891	0.3%
Deutsche Telekom AG	371,759	6,913,658	0.2%
Other Securities		156,515,437	3.8%

TOTAL GERMANY		182,377,189	4.5%

GREECE — (0.1%)
Other Securities		2,353,597	0.1%

HONG KONG — (1.5%)
AIA Group Ltd.	608,200	6,816,103	0.2%
Other Securities		56,280,980	1.3%

TOTAL HONG KONG		63,097,083	1.5%

HUNGARY — (0.1%)
Other Securities		3,161,564	0.1%

INDIA — (4.3%)
Infosys Ltd.	347,300	7,787,308	0.2%
Reliance Industries Ltd.	235,961	8,019,213	0.2%
Other Securities		166,007,354	4.0%

TOTAL INDIA		181,813,875	4.4%

INDONESIA — (0.5%)
Other Securities		19,227,175	0.5%

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	218,452	10,472,589	0.3%
Other Securities		15,784,034	0.3%

TOTAL IRELAND		26,256,623	0.6%

ISRAEL — (0.6%)
Other Securities		25,711,150	0.6%

ITALY — (1.8%)
Other Securities		74,742,658	1.8%

JAPAN — (14.5%)
SoftBank Group Corp.	157,844	8,545,258	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Sony Group Corp.	104,000	$12,042,814	0.3%
Toyota Motor Corp.	1,130,315	19,943,453	0.5%
Other Securities		564,955,502	13.8%

TOTAL JAPAN		605,487,027	14.8%

MALAYSIA — (0.5%)
Other Securities		22,509,416	0.5%

MEXICO — (0.6%)
Other Securities		27,022,855	0.7%

NETHERLANDS — (2.6%)
ASML Holding NV	20,610	16,753,457	0.4%
Koninklijke Ahold Delhaize NV	261,210	8,497,794	0.2%
Stellantis NV	444,798	8,881,266	0.2%
Other Securities		75,007,080	1.9%

TOTAL NETHERLANDS		109,139,597	2.7%

NEW ZEALAND — (0.3%)
Other Securities		14,483,709	0.3%

NORWAY — (0.7%)
Other Securities		27,941,992	0.7%

PERU — (0.0%)
Other Securities		282,164	0.0%

PHILIPPINES — (0.2%)
Other Securities		10,411,825	0.2%

POLAND — (0.3%)
Other Securities		12,195,746	0.3%

PORTUGAL — (0.1%)
Other Securities		5,437,389	0.1%

QATAR — (0.1%)
Other Securities		6,173,656	0.1%

RUSSIA — (0.3%)
Other Securities		10,829,184	0.3%

SAUDI ARABIA — (0.8%)
Other Securities		35,528,203	0.9%

SINGAPORE — (0.6%)
Other Securities		24,238,196	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		65,849,684	1.6%

SOUTH KOREA — (4.3%)
Samsung Electronics Co. Ltd.	661,530	39,607,861	1.0%
SK Hynix, Inc.	79,671	7,023,044	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$132,948,484	3.2%

TOTAL SOUTH KOREA		179,579,389	4.4%

SPAIN — (1.3%)
Iberdrola SA	581,973	6,878,441	0.2%
Other Securities		45,927,278	1.1%

TOTAL SPAIN		52,805,719	1.3%

SWEDEN — (2.3%)
Volvo AB, Class B	272,897	6,363,726	0.2%
Other Securities		91,247,321	2.2%

TOTAL SWEDEN		97,611,047	2.4%

SWITZERLAND — (5.0%)
Nestle SA	285,492	37,658,443	0.9%
Novartis AG	100,236	8,290,790	0.2%
Roche Holding AG	58,789	22,774,504	0.6%
Sika AG	19,260	6,524,895	0.2%
Other Securities		131,916,854	3.2%

TOTAL SWITZERLAND		207,165,486	5.1%

TAIWAN — (5.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	24,827,739	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	14,709,255	0.4%
Other Securities		186,023,734	4.5%

TOTAL TAIWAN		225,560,728	5.5%

THAILAND — (0.6%)
Other Securities		27,137,999	0.7%

TURKEY — (0.2%)
Other Securities		7,084,237	0.2%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		6,426,386	0.2%

UNITED KINGDOM — (8.7%)
Ashtead Group PLC	76,598	6,419,688	0.2%
AstraZeneca PLC, Sponsored ADR	149,455	9,323,003	0.2%
BP PLC, Sponsored ADR	305,930	8,807,725	0.2%
HSBC Holdings PLC, Sponsored ADR	230,666	6,936,127	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	10,940,269	0.3%
Royal Dutch Shell PLC, Sponsored ADR, Class B	341,272	15,643,908	0.4%
Unilever PLC, Sponsored ADR	123,174	6,599,663	0.2%
Other Securities		298,729,185	7.2%

TOTAL UNITED KINGDOM		363,399,568	8.9%

UNITED STATES — (0.0%)
Other Securities		908,535	0.0%

TOTAL COMMON STOCKS		4,011,401,827	98.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.2%)
Other Securities		$10,076,015	0.3%

CHILE — (0.0%)
Other Securities		196,528	0.0%

COLOMBIA — (0.0%)
Other Securities		309,579	0.0%

GERMANY — (0.4%)
Other Securities		17,118,576	0.4%

PHILIPPINES — (0.0%)
Other Security		48,159	0.0%

SOUTH KOREA — (0.0%)
Other Securities		40,073	0.0%

THAILAND — (0.0%)
Other Security		146,079	0.0%

TOTAL PREFERRED STOCKS		27,935,009	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		348	0.0%

CANADA — (0.0%)
Other Security		52,504	0.0%

HONG KONG — (0.0%)
Other Security		304	0.0%

NEW ZEALAND — (0.0%)
Other Security		1,054	0.0%

SOUTH KOREA — (0.0%)
Other Security		403	0.0%

SPAIN — (0.0%)
Other Security		65,085	0.0%

TAIWAN — (0.0%)
Other Securities		2,200	0.0%

THAILAND — (0.0%)
Other Securities		112,544	0.0%

TOTAL RIGHTS/WARRANTS		234,442	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,030,242,478)		4,039,571,278

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	12,493,822	$144,553,518	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,174,772,909)		$4,184,124,796	102.3%

As of October 31, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	12/17/21	$35,282,412	$36,316,300	$1,033,888

Total Futures Contracts			$35,282,412	$36,316,300	$1,033,888

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$932,297	$173,617,004	—	$174,549,301
Austria	—	16,069,401	—	16,069,401
Belgium	305,632	29,708,924	—	30,014,556
Brazil	42,398,049	—	—	42,398,049
Canada	300,295,695	697,010	—	300,992,705
Chile	949,520	3,500,183	—	4,449,703
China	35,900,636	342,341,550	$1,751,160	379,993,346
Colombia	2,328,978	—	—	2,328,978
Czech Republic	—	1,213,913	—	1,213,913
Denmark	—	67,771,949	—	67,771,949
Egypt	121,360	139,047	—	260,407
Finland	—	46,026,912	—	46,026,912
France	552,196	220,827,504	2,256	221,381,956
Germany	1,589,887	180,787,302	—	182,377,189
Greece	—	2,352,157	1,440	2,353,597
Hong Kong	623,146	62,411,909	62,028	63,097,083
Hungary	—	3,161,564	—	3,161,564
India	3,431,397	178,382,005	473	181,813,875
Indonesia	166,221	18,948,801	112,153	19,227,175
Ireland	10,472,589	15,784,034	—	26,256,623
Israel	2,125,667	23,585,483	—	25,711,150
Italy	659,759	74,082,899	—	74,742,658
Japan	4,432,921	601,054,106	—	605,487,027
Malaysia	—	22,509,237	179	22,509,416
Mexico	26,892,787	129,870	198	27,022,855
Netherlands	18,193,004	90,946,593	—	109,139,597
New Zealand	—	14,483,709	—	14,483,709
Norway	188,284	27,753,708	—	27,941,992
Peru	281,575	589	—	282,164
Philippines	27,536	10,384,289	—	10,411,825
Poland	—	12,195,746	—	12,195,746

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$5,437,389	—	$5,437,389
Qatar	—	6,173,656	—	6,173,656
Russia	$4,840,114	5,989,070	—	10,829,184
Saudi Arabia	52,343	35,475,860	—	35,528,203
Singapore	412,749	23,782,381	$43,066	24,238,196
South Africa	8,360,502	57,489,182	—	65,849,684
South Korea	778,135	178,742,201	59,053	179,579,389
Spain	642,129	52,163,590	—	52,805,719
Sweden	138,422	97,472,625	—	97,611,047
Switzerland	9,164,251	198,001,235	—	207,165,486
Taiwan	14,904,075	210,647,008	9,645	225,560,728
Thailand	27,137,999	—	—	27,137,999
Turkey	—	7,084,237	—	7,084,237
United Arab Emirates	—	6,424,573	1,813	6,426,386
United Kingdom	84,487,086	278,912,482	—	363,399,568
United States	812,227	96,308	—	908,535
Preferred Stocks
Brazil	10,076,015	—	—	10,076,015
Chile	—	196,528	—	196,528
Colombia	309,579	—	—	309,579
Germany	—	17,118,576	—	17,118,576
Philippines	—	48,159	—	48,159
South Korea	—	40,073	—	40,073
Thailand	146,079	—	—	146,079
Rights/Warrants
Austria	—	348	—	348
Canada .	—	52,504	—	52,504
Hong Kong	—	304	—	304
New Zealand	—	1,054	—	1,054
South Korea	—	403	—	403
Spain	—	65,085	—	65,085
Taiwan	—	2,200	—	2,200
Thailand	—	112,544	—	112,544
Securities Lending Collateral	—	144,553,518	—	144,553,518
Futures Contracts**	1,033,888	—	—	1,033,888

TOTAL	$616,164,729	$3,566,950,491	$2,043,464^	$4,185,158,684

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	17,742,691	$643,172,559
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	19,309,539	315,517,875
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,209,080	131,060,446

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $682,661,848)		$1,089,750,880

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,089,750,880	—	—	$1,089,750,880

TOTAL	$1,089,750,880	—	—	$1,089,750,880

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,644,718	$187,178,852
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,747,864	93,920,091
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,498,237	62,855,657

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $190,773,800)		$343,954,600

As of October 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

					Settlement	Unrealized Foreign Exchange Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
ILS	2,265,832	USD	713,918	Morgan Stanley and Co. International	11/01/21	$2,132
USD	19,857,625	JPY	2,202,126,242	Bank of America Corp.	11/10/21	535,437
NOK	6,629,263	USD	769,251	Goldman Sachs International	11/16/21	15,412
USD	14,963,512	HKD	116,386,099	JP Morgan	11/29/21	3,661
USD	22,817,692	EUR	19,565,224	State Street Bank and Trust	12/28/21	166,590
USD	1,964,512	DKK	12,529,657	JP Morgan	01/21/22	13,141

Total Appreciation						$736,373
USD	35,127	ILS	113,357	Citibank NA	11/01/21	$(696)
USD	37,935	ILS	121,724	State Street Bank and Trust	11/01/21	(532)
USD	630,307	ILS	2,030,751	UBS AG	11/01/21	(11,453)
JPY	106,015,644	USD	953,413	Barclays Capital	11/10/21	(23,197)
USD	757,141	NOK	6,629,263	Citibank NA	11/16/21	(27,522)
USD	157,223	SEK	1,351,755	Citibank NA	12/29/21	(331)
USD	2,811,009	SEK	24,612,841	HSBC Bank	12/29/21	(57,748)
USD	10,576,368	GBP	7,766,559	Australia & New Zealand Banking Group Ltd.	01/04/22	(56,290)
USD	5,096,818	AUD	6,974,500	HSBC Bank	01/06/22	(151,024)
USD	5,805,964	CHF	5,357,395	HSBC Bank	01/10/22	(58,029)
USD	720,747	ILS	2,285,364	Morgan Stanley and Co. International	01/27/22	(2,174)

Total (Depreciation)						$(388,996)

Total Appreciation (Depreciation)						$347,377

As of October 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	19	12/17/21	$4,265,025	$4,367,150	$102,125

Total Futures Contracts			$4,265,025	$4,367,150	$102,125

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$343,954,600	—	—	$343,954,600
Forward Currency Contracts**	—	$347,377	—	347,377
Futures Contracts**	102,125	—	—	102,125

TOTAL	$344,056,725	$347,377	—	$344,404,102

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$6,228,860,498

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$6,228,860,498

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$5,116,706,982

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,116,706,982

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$13,194,407,897

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,194,407,897

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.3%)
	BRAZIL — (3.2%)
	Petroleo Brasileiro SA	16,003,488	$78,460,703	0.3%
	Vale SA	15,469,805	196,284,906	0.7%
	Other Securities		672,451,903	2.2%

	TOTAL BRAZIL		947,197,512	3.2%

	CHILE — (0.4%)
	Other Securities		127,309,381	0.4%

	CHINA — (30.7%)
*	Alibaba Group Holding Ltd.	7,662,500	157,561,366	0.6%
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	417,121,714	1.5%
	ANTA Sports Products Ltd.	4,074,000	63,121,416	0.2%
*	Baidu, Inc., Sponsored ADR	559,862	90,832,011	0.3%
	Bank of China Ltd., Class H	204,333,702	72,314,014	0.3%
	BYD Co. Ltd., Class H	3,071,300	117,469,796	0.4%
	China Construction Bank Corp., Class H	375,913,302	255,839,332	0.9%
	China Merchants Bank Co. Ltd., Class H	19,175,646	160,694,568	0.6%
	China Petroleum & Chemical Corp., Class H	144,228,400	70,272,792	0.3%
	Geely Automobile Holdings Ltd.	29,475,000	102,297,101	0.4%
#	Great Wall Motor Co. Ltd., Class H	15,115,250	68,011,736	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	265,967,725	145,793,419	0.5%
*	JD.com, Inc., ADR	933,460	73,071,249	0.3%
#	Lenovo Group Ltd.	63,424,000	68,876,434	0.3%
	Li Ning Co. Ltd.	7,957,583	87,812,377	0.3%
*Ω	Meituan, Class B	2,761,100	93,956,395	0.3%
	NetEase, Inc., ADR	1,143,858	111,629,102	0.4%
*	NIO, Inc., ADR	1,820,873	71,760,605	0.3%
	PetroChina Co. Ltd., Class H	142,684,000	68,794,722	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	30,207,000	216,364,567	0.8%
	Sunny Optical Technology Group Co. Ltd.	2,316,400	62,156,979	0.2%
	Tencent Holdings Ltd.	16,149,900	982,395,071	3.4%
*Ω	Xiaomi Corp., Class B	25,612,600	70,013,439	0.3%
	Yum China Holdings, Inc.	1,340,150	76,495,762	0.3%
	Other Securities		5,378,529,482	17.7%

	TOTAL CHINA		9,083,185,449	31.2%

	COLOMBIA — (0.2%)
	Other Securities		47,310,651	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		32,595,311	0.1%

	EGYPT — (0.0%)
	Other Securities		15,832,090	0.1%

	GREECE — (0.2%)
	Other Securities		63,285,471	0.2%

	HONG KONG — (0.2%)
	Other Securities		47,921,347	0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HUNGARY — (0.2%)
Other Securities		$73,889,087	0.2%

INDIA — (13.6%)
HCL Technologies Ltd.	4,015,915	61,559,527	0.2%
HDFC Bank Ltd.	5,989,118	127,277,274	0.5%
Housing Development Finance Corp. Ltd.	2,600,724	99,045,387	0.4%
ICICI Bank Ltd., Sponsored ADR	3,949,896	83,540,300	0.3%
Infosys Ltd.	7,880,895	176,708,768	0.6%
Infosys Ltd., Sponsored ADR	4,067,156	90,616,236	0.3%
Reliance Industries Ltd.	8,205,897	278,880,128	1.0%
Tata Consultancy Services Ltd.	2,369,939	107,922,513	0.4%
Other Securities		2,980,329,039	10.0%

TOTAL INDIA		4,005,879,172	13.7%

INDONESIA — (1.7%)
Bank Central Asia Tbk PT	112,444,000	59,457,835	0.2%
Other Securities		438,804,458	1.5%

TOTAL INDONESIA		498,262,293	1.7%

MALAYSIA — (1.6%)
Other Securities		473,866,456	1.6%

MEXICO — (2.2%)
America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	66,911,954	0.2%
# Grupo Mexico SAB de CV, Class B	14,035,878	61,507,524	0.2%
Other Securities		512,945,325	1.8%

TOTAL MEXICO		641,364,803	2.2%

NETHERLANDS — (0.1%)
Other Security		17,726,005	0.1%

PERU — (0.1%)
Other Securities		22,712,384	0.1%

PHILIPPINES — (0.8%)
Other Securities		239,469,348	0.8%

POLAND — (0.9%)
Other Securities		262,412,729	0.9%

QATAR — (0.4%)
Other Securities		116,866,510	0.4%

RUSSIA — (1.1%)
Lukoil PJSC, Sponsored ADR	635,884	64,816,193	0.2%
Sberbank of Russia PJSC, Sponsored ADR	3,020,548	60,577,132	0.2%
Other Securities		197,113,128	0.7%

TOTAL RUSSIA		322,506,453	1.1%

SAUDI ARABIA — (3.0%)
Al Rajhi Bank	2,676,919	99,028,345	0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SAUDI ARABIA — (Continued)
Other Securities		$796,982,344	2.7%

TOTAL SAUDI ARABIA		896,010,689	3.1%

SOUTH AFRICA — (3.9%)
* MTN Group Ltd.	12,072,408	108,254,825	0.4%
Other Securities		1,049,667,231	3.6%

TOTAL SOUTH AFRICA		1,157,922,056	4.0%

SOUTH KOREA — (13.7%)
LG Chem Ltd.	114,526	82,178,689	0.3%
LG Electronics, Inc.	633,563	65,544,546	0.2%
Samsung Electronics Co. Ltd.	17,111,392	1,024,512,331	3.5%
SK Hynix, Inc.	1,965,870	173,292,552	0.6%
Other Securities		2,695,542,105	9.3%

TOTAL SOUTH KOREA		4,041,070,223	13.9%

TAIWAN — (16.0%)
Hon Hai Precision Industry Co. Ltd.	22,635,403	87,380,306	0.3%
MediaTek, Inc.	2,798,823	92,116,776	0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	879,361,426	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,788,624	430,766,549	1.5%
Other Securities		3,227,131,145	11.1%

TOTAL TAIWAN		4,716,756,202	16.2%

THAILAND — (2.0%)
Other Securities		603,577,687	2.1%

TURKEY — (0.4%)
Other Securities		132,234,912	0.4%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		166,250,278	0.6%

UNITED KINGDOM — (0.0%)
Other Security		1,063,633	0.0%

UNITED STATES — (0.0%)
Other Security		6,426,925	0.0%

TOTAL COMMON STOCKS		28,760,905,057	98.7%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Petroleo Brasileiro SA	22,001,222	106,228,658	0.4%
Other Securities		140,970,851	0.5%

TOTAL BRAZIL		247,199,509	0.9%

CHILE — (0.0%)
Other Securities		2,680,141	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
COLOMBIA — (0.0%)
Other Securities		$10,245,894	0.0%

PHILIPPINES — (0.0%)
Other Security		1,037,601	0.0%

SOUTH KOREA — (0.0%)
Other Securities		631,698	0.0%

THAILAND — (0.0%)
Other Security		990,448	0.0%

TOTAL PREFERRED STOCKS		262,785,291	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Securities		6,071	0.0%

INDONESIA — (0.0%)
Other Security		12,246	0.0%

SOUTH KOREA — (0.0%)
Other Securities		31,054	0.0%

TAIWAN — (0.0%)
Other Securities		48,707	0.0%

THAILAND — (0.0%)
Other Securities		1,519,834	0.0%

TOTAL RIGHTS/WARRANTS		1,617,912	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,747,315,249)		29,025,308,260

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	45,348,297	524,679,798	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $20,271,918,513)		$29,549,988,058	101.4%

As of October 31, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	954	12/17/21	$211,221,711	$219,276,900	$8,055,189

Total Futures Contracts			$211,221,711	$219,276,900	$8,055,189

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$947,197,512	—	—		$947,197,512
Chile	36,082,220	$91,227,161	—		127,309,381
China	1,184,682,150	7,858,395,835	$40,107,464		9,083,185,449
Colombia	47,310,651	—	—		47,310,651
Czech Republic	—	32,595,311	—		32,595,311
Egypt	145,411	15,686,679	—		15,832,090
Greece	—	63,122,281	163,190		63,285,471
Hong Kong	8,975,910	38,713,664	231,773		47,921,347
Hungary	—	73,889,087	—		73,889,087
India	191,856,639	3,814,001,078	21,455		4,005,879,172
Indonesia	17,328,641	479,259,643	1,674,009		498,262,293
Malaysia	—	473,866,285	171		473,866,456
Mexico	638,275,178	3,067,747	21,878		641,364,803
Netherlands	—	17,726,005	—		17,726,005
Peru	22,702,879	9,505	—		22,712,384
Philippines	4,858,542	234,610,013	793		239,469,348
Poland	—	262,412,729	—		262,412,729
Qatar	—	116,866,510	—		116,866,510
Russia	26,384,415	296,122,038	—		322,506,453
Saudi Arabia	1,705,833	894,304,856	—		896,010,689
South Africa	146,449,939	1,011,472,117	—		1,157,922,056
South Korea	66,853,722	3,973,125,838	1,090,663		4,041,070,223
Taiwan	443,781,892	4,272,626,468	347,842		4,716,756,202
Thailand	603,577,687	—	—		603,577,687
Turkey	476,082	131,758,830	—		132,234,912
United Arab Emirates	—	166,201,301	48,977		166,250,278
United Kingdom	—	1,063,633	—		1,063,633
United States	6,426,925	—	—		6,426,925
Preferred Stocks
Brazil	247,134,443	65,066	—		247,199,509
Chile	—	2,680,141	—		2,680,141
Colombia	10,245,894	—	—		10,245,894
Philippines	—	1,037,601	—		1,037,601
South Korea	—	631,698	—		631,698
Thailand	990,448	—	—		990,448
Rights/Warrants
India	—	6,071	—		6,071
Indonesia	—	12,246	—		12,246
South Korea	—	31,054	—		31,054
Taiwan	—	48,707	—		48,707
Thailand	—	1,519,834	—		1,519,834
Securities Lending Collateral	—	524,679,798	—		524,679,798
Futures Contracts**	8,055,189	—	—		8,055,189

TOTAL	$4,661,498,202	$24,852,836,830	$43,708,215	^	$29,558,043,247

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
BRAZIL — (2.4%)
Other Securities		$5,693,992	2.4%

CHILE — (0.3%)
Other Securities		680,494	0.3%

CHINA — (25.2%)
China Conch Venture Holdings Ltd.	201,500	979,158	0.4%
China Gas Holdings Ltd.	390,000	973,448	0.4%
China National Building Material Co. Ltd., Class H	900,000	1,127,964	0.5%
China Resources Gas Group Ltd.	130,000	697,754	0.3%
Fosun International Ltd.	530,500	621,543	0.3%
Kingboard Holdings Ltd.	150,500	655,850	0.3%
Kunlun Energy Co. Ltd.	730,000	664,869	0.3%
PICC Property & Casualty Co. Ltd., Class H	1,102,000	1,025,902	0.5%
Sunac China Holdings Ltd.	398,000	851,133	0.4%
* Tencent Music Entertainment Group, ADR	87,413	687,066	0.3%
* Trip.com Group Ltd., ADR	35,214	1,005,712	0.4%
* Vipshop Holdings Ltd., ADR	58,456	652,369	0.3%
Wharf Holdings Ltd.	231,000	803,134	0.4%
Other Securities		48,925,303	20.6%

TOTAL CHINA		59,671,205	25.4%

COLOMBIA — (0.1%)
Other Securities		270,047	0.1%

GREECE — (0.3%)
Other Securities		765,948	0.3%

HONG KONG — (0.3%)
Other Securities		693,395	0.3%

INDIA — (15.1%)
Adani Enterprises Ltd.	31,994	609,262	0.3%
* Adani Transmission Ltd.	32,300	770,635	0.3%
Cipla Ltd.	50,763	617,870	0.3%
IndusInd Bank Ltd.	50,201	769,331	0.3%
Tata Consumer Products Ltd.	82,391	895,635	0.4%
* Tata Motors Ltd.	152,580	983,071	0.4%
Tata Steel Ltd.	85,210	1,504,263	0.7%
UPL Ltd.	75,705	755,897	0.3%
Other Securities		28,693,377	12.1%

TOTAL INDIA		35,599,341	15.1%

INDONESIA — (1.9%)
Other Securities		4,393,850	1.9%

MALAYSIA — (1.8%)
Other Securities		4,248,060	1.8%

MEXICO — (2.0%)
Grupo Televisa SAB	384,935	778,919	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MEXICO — (Continued)
Other Securities		$3,840,109	1.7%

TOTAL MEXICO		4,619,028	2.0%

PHILIPPINES — (0.6%)
Other Securities		1,443,052	0.6%

POLAND — (1.3%)
Other Securities		3,074,860	1.3%

QATAR — (0.8%)
Other Securities		1,892,996	0.8%

RUSSIA — (0.8%)
Tatneft PJSC, Sponsored ADR	13,583	619,589	0.3%
Other Securities		1,199,307	0.5%

TOTAL RUSSIA		1,818,896	0.8%

SAUDI ARABIA — (3.3%)
* Bank AlBilad	57,250	644,845	0.3%
Sahara International Petrochemical Co.	64,085	752,557	0.3%
* Saudi Kayan Petrochemical Co.	131,174	714,071	0.3%
Other Securities		5,805,131	2.5%

TOTAL SAUDI ARABIA		7,916,604	3.4%

SOUTH AFRICA — (3.7%)
Aspen Pharmacare Holdings Ltd.	54,209	861,200	0.4%
Nedbank Group Ltd.	54,959	626,260	0.3%
Old Mutual Ltd.	654,522	668,597	0.3%
Other Securities		6,654,516	2.7%

TOTAL SOUTH AFRICA		8,810,573	3.7%

SOUTH KOREA — (16.7%)
E-MART, Inc.	4,144	596,537	0.3%
Hankook Tire & Technology Co. Ltd.	16,838	596,593	0.3%
* Hanwha Solutions Corp.	20,018	702,287	0.3%
* Korean Air Lines Co. Ltd.	23,980	625,217	0.3%
Samsung Fire & Marine Insurance Co. Ltd.	3,347	663,451	0.3%
* Samsung Heavy Industries Co. Ltd.	122,648	670,248	0.3%
Woori Financial Group, Inc.	94,919	1,079,053	0.5%
Other Securities		34,609,901	14.5%

TOTAL SOUTH KOREA		39,543,287	16.8%

TAIWAN — (17.8%)
# AU Optronics Corp.	1,126,000	773,813	0.3%
China Development Financial Holding Corp.	1,938,000	990,567	0.4%
Compal Electronics, Inc.	862,000	758,611	0.3%
# Innolux Corp.	1,286,000	773,569	0.3%
Lite-On Technology Corp.	399,000	880,505	0.4%
Pegatron Corp.	253,000	619,354	0.3%
Pou Chen Corp.	489,000	599,718	0.3%
Shanghai Commercial & Savings Bank Ltd.	389,000	616,045	0.3%
# Shin Kong Financial Holding Co. Ltd.	1,923,698	677,981	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
SinoPac Financial Holdings Co. Ltd.	1,542,000	$785,321	0.3%
Taishin Financial Holding Co. Ltd.	1,583,166	1,039,341	0.5%
Wistron Corp.	567,000	595,889	0.3%
Other Securities		33,098,981	14.0%

TOTAL TAIWAN		42,209,695	18.0%

THAILAND — (2.1%)
Other Securities		4,901,616	2.1%

TURKEY — (0.6%)
Other Se curities		1,351,815	0.6%

UNITED ARAB EMIRATES — (0.9%)
Emaar Properties PJSC	564,538	618,017	0.3%
Other Securities		1,418,721	0.6%

TOTAL UNITED ARAB EMIRATES		2,036,738	0.9%

TOTAL COMMON STOCKS		231,635,492	98.6%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Gerdau SA	158,000	753,074	0.3%
Other Securities		686,500	0.3%

TOTAL BRAZIL		1,439,574	0.6%

COLOMBIA — (0.0%)
Other Security		73,569	0.0%

PHILIPPINES — (0.0%)
Other Security		18,457	0.0%

SOUTH KOREA — (0.0%)
Other Security		31,128	0.0%

THAILAND — (0.1%)
Other Security		108,296	0.1%

TOTAL PREFERRED STOCKS		1,671,024	0.7%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Security		343	0.0%

TAIWAN — (0.0%)
Other Securities		589	0.0%

THAILAND — (0.0%)
Other Securities		52,590	0.0%

TOTAL RIGHTS/WARRANTS		53,522	0.0%

TOTAL INVESTMENT SECURITIES (Cost $185,842,031)		233,360,038

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	265,309	$3,069,622	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $188,911,449)		$236,429,660	100.6%

As of October 31, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	12/17/21	$1,555,098	$1,608,950	$53,852

Total Futures Contracts			$1,555,098	$1,608,950	$53,852

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,693,992	—	—	$5,693,992
Chile	—	$680,494	—	680,494
China	4,693,278	54,051,577	$926,350	59,671,205
Colombia	270,047	—	—	270,047
Greece	—	765,948	—	765,948
Hong Kong	152,642	540,753	—	693,395
India	66,956	35,532,385	—	35,599,341
Indonesia	—	4,376,392	17,458	4,393,850
Malaysia	—	4,248,060	—	4,248,060
Mexico	4,399,671	219,357	—	4,619,028
Philippines	—	1,443,052	—	1,443,052
Poland	—	3,074,860	—	3,074,860
Qatar	—	1,892,996	—	1,892,996
Russia	1,592,248	226,648	—	1,818,896
Saudi Arabia	12,592	7,904,012	—	7,916,604
South Africa	171,056	8,639,517	—	8,810,573
South Korea	—	39,535,609	7,678	39,543,287
Taiwan	—	42,205,746	3,949	42,209,695
Thailand	4,901,616	—	—	4,901,616
Turkey	—	1,351,815	—	1,351,815
United Arab Emirates	17,497	2,019,241	—	2,036,738
Preferred Stocks
Brazil	1,439,574	—	—	1,439,574
Colombia	73,569	—	—	73,569
Philippines	—	18,457	—	18,457
South Korea	—	31,128	—	31,128
Thailand	108,296	—	—	108,296
Rights/Warrants
South Korea	—	343	—	343
Taiwan	—	589	—	589
Thailand	—	52,590	—	52,590

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$3,069,622	—	$3,069,622
Futures Contracts**	$53,852	—	—	53,852

TOTAL	$23,646,886	$211,881,191	$955,435^	$236,483,512

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio*	Portfolio*	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$99,070	$13,381,393
Investment Securities at Value (including $342,264, $1,784,215, $0 and $0 of securities on loan, respectively)	$5,949,952	$34,143,208	—	—
Temporary Cash Investments at Value & Cost	—	—	—	89,678
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $301,094, $1,594,847, $0 and $0, respectively)	301,125	1,595,008	—	—
Segregated Cash for Futures Contracts	2,634	14,973	—	4,324
Foreign Currencies at Value	35,275	283,418	—	—
Cash	18,300	74,182	70	—
Receivables:
Investment Securities Sold	6,947	30,873	—	—
Dividends, Interest and Tax Reclaims	20,875	116,268	—	2
Securities Lending Income	130	1,198	—	—
Fund Shares Sold	2,476	21,616	559	7,286
Futures Margin Variation	109	618	—	179
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	30	184	11	436

Total Assets	6,337,861	36,281,546	99,710	13,483,298

LIABILITIES:
Payables:
Upon Return of Securities Loaned	301,155	1,595,091	—	—
Investment Securities Purchased	513	27,701	2	—
Fund Shares Redeemed	2,325	18,560	47	13,113
Due to Advisor	707	5,802	18	3,405
Unrealized Loss on Foreign Currency Contracts	1	22	—	—
Accrued Expenses and Other Liabilities	979	4,787	12	927

Total Liabilities	305,680	1,651,963	79	17,445

NET ASSETS	$6,032,181	$34,629,583	$99,631	$13,465,853

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $6,032,181; $34,629,583; $99,631 and $13,465,853 and shares outstanding of 218,311,626, 2,118,648,313, 6,419,115 and 578,162,359, respectively	$27.63	$16.35	$15.52	$23.29

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$78,886	N/A

Investment Securities at Cost	$3,905,702	$24,808,816	N/A	N/A

Foreign Currencies at Cost	$34,595	$279,476	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,366,527	$26,524,050	$76,801	$9,852,598
Total Distributable Earnings (Loss)	1,665,654	8,105,533	22,830	3,613,255

NET ASSETS	$6,032,181	$34,629,583	$99,631	$13,465,853

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$379,961	$381,648	$44,159	$868,048
Receivables:
Fund Shares Sold	11	16	—	6
Prepaid Expenses and Other Assets	8	8	8	8

Total Assets	379,980	381,672	44,167	868,062

LIABILITIES:
Payables:
Fund Shares Redeemed	—	40	—	1
Due to Advisor	96	95	22	217
Accrued Expenses and Other Liabilities	47	47	12	85

Total Liabilities	143	182	34	303

NET ASSETS	$379,837	$381,490	$44,133	$867,759

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $379,837; $381,490; $44,133 and $867,759 and shares outstanding of 14,721,628, 14,162,754, 1,391,361 and 24,600,910, respectively	$25.80	$26.94	$31.72	$35.27

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$290,278	$294,720	$38,037	$613,892
Total Distributable Earnings (Loss)	89,559	86,770	6,096	253,867

NET ASSETS	$379,837	$381,490	$44,133	$867,759

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio*	Portfolio*	Value Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$4,506,316	—	—
Investment Securities at Value (including $310,687, $211,568, $437,113 and $181,628 of securities on loan, respectively)	$5,897,243	6,022,099	$12,602,305	$3,674,695
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $310,518, $217,036, $383,544 and $142,967, respectively)	310,546	217,045	383,591	142,988
Segregated Cash for Futures Contracts	2,081	—	6,452	897
Foreign Currencies at Value	17,182	—	136,909	16,369
Cash	44,548	4,792	4,539	10,358
Receivables:
Investment Securities Sold	10,245	—	12,985	6,881
Dividends, Interest and Tax Reclaims	22,704	1,721	57,301	13,318
Securities Lending Income	265	8	347	183
Fund Shares Sold	884	7,352	4,118	1,111
Futures Margin Variation	86	—	812	37
Unrealized Gain on Foreign Currency Contracts	—	—	10	—
Prepaid Expenses and Other Assets	11	63	59	24

Total Assets	6,305,795	10,759,396	13,209,428	3,866,861

LIABILITIES:
Payables:
Upon Return of Securities Loaned	310,621	217,101	383,569	142,982
Investment Securities Purchased	4,511	—	30,876	4,505
Fund Shares Redeemed	1,173	3,450	3,217	853
Due to Advisor	1,201	513	4,849	1,094
Unrealized Loss on Foreign Currency Contracts	4	—	34	—
Accrued Expenses and Other Liabilities	821	746	2,172	637

Total Liabilities	318,331	221,810	424,717	150,071

NET ASSETS	$5,987,464	$10,537,586	$12,784,711	$3,716,790

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,987,464; $10,537,586; $12,784,711 and $3,716,790 and shares outstanding of 1,187,541,223, 792,605,237, 577,420,362 and 256,206,800, respectively	$5.04	$13.29	$22.14	$14.51

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,743,815	$—	$—

Investment Securities at Cost	$5,055,210	$4,243,147	$10,248,354	$2,695,410

Foreign Currencies at Cost	$17,485	$—	$135,649	$16,345

NET ASSETS CONSIST OF:
Paid-In Capital	$6,063,665	$7,974,123	$10,333,896	$2,665,068
Total Distributable Earnings (Loss)	(76,201)	2,563,463	2,450,815	1,051,722

NET ASSETS	$5,987,464	$10,537,586	$12,784,711	$3,716,790

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	International
	High Relative		World ex U.S.
	Profitability	World ex U.S.	Core Equity
	Portfolio*	Value Portfolio	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$308,536	—
Investment Securities at Value (including $102,860, $0 and $199,817 of securities on loan, respectively)	$2,173,960	—	$4,039,571
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $96,291, $0 and $144,530, respectively)	96,296	—	144,554
Segregated Cash for Futures Contracts	—	—	1,817
Foreign Currencies at Value	2,016	—	39,827
Cash	8,287	213	3,684
Receivables:
Investment Securities Sold	—	—	2,665
Dividends, Interest and Tax Reclaims	5,172	—	11,097
Securities Lending Income	29	—	259
Fund Shares Sold	2,938	35	1,607
Futures Margin Variation	288	—	75
Prepaid Expenses and Other Assets	21	17	20

Total Assets	2,289,007	308,801	4,245,176

LIABILITIES:
Payables:
Upon Return of Securities Loaned	96,300	—	144,566
Investment Securities Purchased	7,603	—	135
Fund Shares Redeemed	615	51	2,409
Due to Advisor	453	47	863
Unrealized Loss on Foreign Currency Contracts	8	—	—
Deferred Taxes Payable	—	—	7,065
Accrued Expenses and Other Liabilities	304	37	972

Total Liabilities	105,283	135	156,010

NET ASSETS	$2,183,724	$308,666	$4,089,166

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,183,724; $308,666 and $4,089,166 and shares outstanding of 159,050,400, 24,367,707 and 295,469,031, respectively	$13.73	$12.67	$13.84

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$259,829	$—

Investment Securities at Cost	$1,682,824	N/A	$3,030,242

Foreign Currencies at Cost	$2,017	$—	$39,385

NET ASSETS CONSIST OF:
Paid-In Capital	$1,672,659	$269,354	$3,187,770
Total Distributable Earnings (Loss)	511,065	39,312	901,396

NET ASSETS	$2,183,724	$308,666	$4,089,166

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio	Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,089,751	$343,955	$6,228,860	$5,116,707
Segregated Cash for Futures Contracts	—	218	—	—
Cash	—	4,196	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	368	—	—	—
Fund Shares Sold	157	55	2,023	3,291
Futures Margin Variation	—	9	—	—
Unrealized Gain on Forward Currency Contracts	—	736	—	—
Prepaid Expenses and Other Assets	7	16	41	27

Total Assets	1,090,283	349,185	6,230,924	5,120,025

LIABILITIES:
Payables:
Fund Shares Redeemed	1,334	36	4,275	2,148
Due to Advisor	28	12	1,017	1,419
Line of Credit	142	—	—	—
Unrealized Loss on Forward Currency Contracts	—	389	—	—
Accrued Expenses and Other Liabilities	65	41	445	534

Total Liabilities	1,569	478	5,737	4,101

NET ASSETS	$1,088,714	$348,707	$6,225,187	$5,115,924

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,088,714; $348,707; $6,225,187 and $5,115,924 and shares outstanding of 48,268,788, 15,601,153, 188,337,679 and 196,539,681, respectively	$22.56	$22.35	$33.05	$26.03

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$682,662	$190,774	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$695,365	$180,810	$3,544,746	$3,846,582
Total Distributable Earnings (Loss)	393,349	167,897	2,680,441	1,269,342

NET ASSETS	$1,088,714	$348,707	$6,225,187	$5,115,924

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		Emerging
	Emerging	Markets Core	Emerging
	Markets Value	Equity	Markets Targeted
	Portfolio	Portfolio*	Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$13,194,408	—	—
Investment Securities at Value (including $0, $1,647,460 and $9,396 of securities on loan, respectively)	—	$29,025,308	$233,360
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $524,603 and $3,069, respectively)	—	524,680	3,070
Segregated Cash for Futures Contracts	—	10,971	81
Foreign Currencies at Value	—	183,033	1,076
Cash	—	95,121	1,955
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	11,615	537
Dividends and Interest	—	31,502	202
Securities Lending Income	—	4,030	33
Fund Shares Sold	84,657	15,300	140
Futures Margin Variation	—	453	—
Unrealized Gain on Foreign Currency Contracts	—	2	1
Prepaid Expenses and Other Assets	107	128	21

Total Assets	13,279,172	29,902,143	240,476

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	524,700	3,070
Investment Securities/Affiliated Investment Companies Purchased	—	15,765	593
Fund Shares Redeemed	2,706	21,531	78
Due to Advisor	3,540	8,230	104
Futures Margin Variation	—	—	13
Deferred Taxes Payable	—	169,435	1,566
Accrued Expenses and Other Liabilities	1,216	7,113	131

Total Liabilities	7,462	746,774	5,555

NET ASSETS	$13,271,710	$29,155,369	$234,921

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $13,709; $0 and $0 and shares outstanding of 438,273, 0 and 0, respectively	$31.28	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $13,258,001; $29,155,369 and $234,921 and shares outstanding of 421,137,868, 1,158,977,701 and 17,895,390, respectively	$31.48	$25.16	$13.13

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$19,747,315	$185,842

Foreign Currencies at Cost	$—	$178,854	$1,000

NET ASSETS CONSIST OF:
Paid-In Capital	$12,155,659	$22,212,258	$170,520
Total Distributable Earnings (Loss)	1,116,051	6,943,111	64,401

NET ASSETS	$13,271,710	$29,155,369	$234,921

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio#	Portfolio#	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $90 and $29,819, respectively)	—	—	$826	$284,123
Income from Securities Lending	—	—	61	13,194
Expenses Allocated from Affiliated Investment Companies	—	—	(55)	(15,068)

Income Distributions Received from Affiliated Investment Companies	—	—	505	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,337	282,249

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,631, $80,927, $0 and $0, respectively)	$161,747	$889,766	—	—
Income from Securities Lending	1,923	18,444	—	—

Total Fund Investment Income	163,670	908,210	—	—

Fund Expenses
Investment Management Fees	8,782	68,526	320	40,800
Accounting & Transfer Agent Fees	1,031	6,043	8	1,690
Custodian Fees	402	2,378	—	2
Filing Fees	144	762	18	212
Shareholders’ Reports	167	534	9	354
Directors’/Trustees’ Fees & Expenses	63	347	—	137
Professional Fees	103	573	—	38
Previously Waived Fees Recovered by Advisor (Note C)	—	183	31	—
Other	189	1,031	—	101

Total Fund Expenses	10,881	80,377	386	43,334

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	221	—
Fees Paid Indirectly (Note C)	15	245	—	—

Net Expenses	10,866	80,132	165	43,334

Net Investment Income (Loss)	152,804	828,078	1,172	238,915

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	88,328	210,041	—	—
Affiliated Investment Companies Shares Sold	(10)	(21)	336	—
Transactions Allocated from Affiliated Investment Company**	—	—	2,035	837,220
Futures	14,606	79,338	35	26,350
Foreign Currency Transactions	515	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,375,966	8,427,366	—	—
Affiliated Investment Companies Shares	(9)	(71)	14,525	—
Transactions Allocated from Affiliated Investment Company	—	—	5,844	2,927,439
Futures	2,380	10,863	—	3,416
Translation of Foreign Currency-Denominated Amounts	(315)	(1,813)	—	—

Net Realized and Unrealized Gain (Loss)	1,481,461	8,726,472	22,775	3,794,425

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,634,265	$9,554,550	$23,947	$4,033,340

**	Net of foreign capital gain taxes withheld of $0, $0, $5 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $1,105, $166, $10 and $2,693, respectively)	$9,959	$14,311	$856	$16,238
Income from Securities Lending	294	858	7	890
Expenses Allocated from Affiliated Investment Companies	(583)	(533)	(40)	(941)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	9,670	14,636	823	16,187

Fund Expenses
Investment Management Fees	2,007	1,843	145	3,230
Accounting & Transfer Agent Fees	81	83	1	152
Filing Fees	27	28	12	40
Shareholders’ Reports	9	8	3	9
Directors’/Trustees’ Fees & Expenses	5	6	—	8
Professional Fees	1	2	—	2
Previously Waived Fees Recovered by Advisor (Note C)	—	—	57	—
Other	3	2	1	9

Total Fund Expenses	2,133	1,972	219	3,450

Fees Waived, Expenses Reimbursed by Advisor (Note C)	473	436	54	769

Net Expenses	1,660	1,536	165	2,681

Net Investment Income (Loss)	8,010	13,100	658	13,506

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	17,921	49,285	1,117	44,052
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	31,604	75,175	7,530	216,160

Net Realized and Unrealized Gain (Loss)	49,525	124,460	8,647	260,212

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,535	$137,560	$9,305	$273,718

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$21,150	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	21,150	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $24,220, $8, $30,819 and $9,168, respectively)	$195,427	113,826	$320,122	$94,876
Income from Securities Lending	4,635	1,499	7,328	2,437

Total Fund Investment Income	200,062	115,325	327,450	97,313

Fund Expenses
Investment Management Fees	13,522	18,667	60,881	13,086
Accounting & Transfer Agent Fees	682	1,647	2,185	753
Custodian Fees	449	31	1,300	344
Filing Fees	57	201	223	137
Shareholders’ Reports	96	351	296	98
Directors’/Trustees’ Fees & Expenses	60	99	132	38
Professional Fees	89	32	193	63
Previously Waived Fees Recovered by Advisor (Note C)	—	26	—	—
Other	124	97	397	120

Total Fund Expenses	15,079	21,151	65,607	14,639

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	9,038	—	—
Fees Paid Indirectly (Note C)	219	3	46	5

Net Expenses	14,860	12,110	65,561	14,634

Net Investment Income (Loss)	185,202	124,365	261,889	82,679

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	1,045	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(56,022)	43,747	541,397	191,536
Affiliated Investment Companies Shares Sold	(43)	60,992	(1)	(7)
Futures	13,260	1,671	26,234	(437)
Foreign Currency Transactions	(485)	—	1,071	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,378,475	1,755,986	3,392,048	860,557
Affiliated Investment Companies Shares	(2)	1,097,358	(25)	(8)
Futures	3,086	—	9,695	826
Translation of Foreign Currency-Denominated Amounts	(414)	—	(1,012)	(279)

Net Realized and Unrealized Gain (Loss)	1,337,855	2,960,799	3,969,407	1,052,237

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,523,057	$3,085,164	$4,231,296	$1,134,916

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $1,009 and $0, respectively)	—	$9,505	—
Income from Securities Lending	—	155	—
Expenses Allocated from Affiliated Investment Companies	—	(505)	—

Income Distributions Received from Affiliated Investment Companies	—	549	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	9,704	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,074, $0 and $11,197, respectively)	$50,756	—	$108,246
Income from Securities Lending	524	—	2,908

Total Fund Investment Income	51,280	—	111,154

Fund Expenses
Investment Management Fees	4,939	1,121	10,401
Accounting & Transfer Agent Fees	460	18	768
Custodian Fees	159	—	809
Filing Fees	130	29	157
Shareholders’ Reports	92	5	117
Directors’/Trustees’ Fees & Expenses	22	3	43
Professional Fees	29	4	148
Other	68	4	154

Total Fund Expenses	5,899	1,184	12,597

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	564	—
Fees Paid Indirectly (Note C)	11	—	9

Net Expenses	5,888	620	12,588

Net Investment Income (Loss)	45,392	9,084	98,566

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	43,197	—	21,498
Affiliated Investment Companies Shares Sold	(6)	252	(2)
Transactions Allocated from Affiliated Investment Company**	—	8,125	—
Futures	2,062	—	8,882
Foreign Currency Transactions	(81)	—	(357)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	399,054	—	991,909
Affiliated Investment Companies Shares	(2)	7,908	(6)
Transactions Allocated from Affiliated Investment Company	—	68,735	—
Futures	145	—	1,632
Translation of Foreign Currency-Denominated Amounts	(61)	—	(210)

Net Realized and Unrealized Gain (Loss)	444,308	85,020	1,023,346

Net Increase (Decrease) in Net Assets Resulting from Operations	$489,700	$94,104	$1,121,912

**	Net of foreign capital gain taxes withheld of $0, $84 and $16, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $19,835 and $14,911, respectively)	—	$2	$159,499	$129,476
Interest	—	—	477	79
Income from Securities Lending	—	—	4,669	18,767
Expenses Allocated from Affiliated Investment Companies	—	—	(9,503)	(14,427)

Income Distributions Received from Affiliated Investment Companies	$16,932	5,639	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	16,932	5,641	155,142	133,895

Fund Expenses
Investment Management Fees	2,333	854	20,224	29,660
Accounting & Transfer Agent Fees	143	65	752	654
Custodian Fees	1	3	—	—
Filing Fees	66	27	154	127
Shareholders’ Reports	13	12	191	107
Directors’/Trustees’ Fees & Expenses	11	4	73	61
Professional Fees	3	1	21	17
Previously Waived Fees Recovered by Advisor (Note C)	129	—	—	—
Other	7	3	36	30

Total Fund Expenses	2,706	969	21,451	30,656

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2,035	722	6,401	10,859
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	671	246	15,050	19,797

Net Investment Income (Loss)	16,261	5,395	140,092	114,098

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	10,552	15,611	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	398,700	592,687
Futures	(18)	1,247	—	—
Forward Currency Contracts	—	694	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(19)	—	—
Affiliated Investment Companies Shares	283,947	88,688	—	—
Transactions Allocated from Affiliated Investment Company	—	—	691,616	923,652
Futures	—	196	—	—
Forward Currency Contracts	—	121	—	—

Net Realized and Unrealized Gain (Loss)	294,481	106,538	1,090,316	1,516,339

Net Increase (Decrease) in Net Assets Resulting from Operations	$310,742	$111,933	$1,230,408	$1,630,437

**	Net of foreign capital gain taxes withheld of $0, $0, $49 and $2,304, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $60,043, $0 and $0, respectively)	$475,745	—	—
Interest	49	—	—
Income from Securities Lending	14,264	—	—
Expenses Allocated from Affiliated Investment Companies	(20,912)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	469,146	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $94,860 and $840, respectively)	—	$758,089	$6,549
Income from Securities Lending	—	36,836	227

Total Fund Investment Income	—	794,925	6,776

Fund Expenses
Investment Management Fees	60,987	106,295	1,293
Accounting & Transfer Agent Fees	1,274	5,232	41
Custodian Fees	—	9,238	128
Shareholder Servicing Fees Class R2 Shares	36	—	—
Filing Fees	179	458	47
Shareholders’ Reports	362	721	2
Directors’/Trustees’ Fees & Expenses	163	333	3
Professional Fees	16	710	17
Previously Waived Fees Recovered by Advisor (Note C)	—	—	135
Other	79	1,092	28

Total Fund Expenses	63,096	124,079	1,694

Class R2 Shares	15	—	—
Institutional Class Shares	14,397	—	—
Fees Paid Indirectly (Note C)	—	148	2

Net Expenses	48,684	123,931	1,692

Net Investment Income (Loss)	420,462	670,994	5,084

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	544,729	17,753
Affiliated Investment Companies Shares Sold	—	(14)	—
Transactions Allocated from Affiliated Investment Company**	675,824	—	—
Futures	—	67,395	348
Foreign Currency Transactions	—	(15,240)	(82)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	5,134,175	42,862
Affiliated Investment Companies Shares	—	(32)	—
Transactions Allocated from Affiliated Investment Company	3,251,339	—	—
Futures	—	15,950	67
Translation of Foreign Currency-Denominated Amounts	—	100	2

Net Realized and Unrealized Gain (Loss)	3,927,163	5,747,063	60,950

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,347,625	$6,418,057	$66,034

**	Net of foreign capital gain taxes withheld of $11,984, $257 and $239, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$152,804	$117,936	$828,078	$608,730	$1,172	$616
Capital Gain Distributions Received from Investment Securities	—	—	—	—	—	535
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	88,328	(380,110)	210,041	(1,030,907)	—	—
Affiliated Investment Companies Shares Sold	(10)	(71)	(21)	(170)	336	(712)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	2,035	(193)
Futures	14,606	16,935	79,338	86,315	35	18
Foreign Currency Transactions	515	4,070	769	5,368	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,375,966	(141,807)	8,427,366	(1,938,314)	—	9
Affiliated Investment Companies Shares	(9)	27	(71)	97	14,525	(202)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	5,844	(79)
Futures	2,380	(1,346)	10,863	(6,655)	—	—
Translation of Foreign Currency-Denominated Amounts	(315)	207	(1,813)	640	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,634,265	(384,159)	9,554,550	(2,274,896)	23,947	(8)

Distributions:
Institutional Class Shares	(144,492)	(119,035)	(761,635)	(616,813)	(727)	(627)
Capital Share Transactions (1):
Shares Issued	711,780	1,926,246	5,674,163	8,116,550	44,864	15,132
Shares Issued in Lieu of Cash Distributions	134,111	109,607	732,468	589,210	727	627
Shares Redeemed	(1,003,971)	(2,188,646)	(5,535,524)	(11,407,917)	(12,748)	(12,842)

Net Increase (Decrease) from Capital Share Transactions	(158,080)	(152,793)	871,107	(2,702,157)	32,843	2,917

Total Increase (Decrease) in Net Assets	1,331,693	(655,987)	9,664,022	(5,593,866)	56,063	2,282
Net Assets
Beginning of Year	4,700,488	5,356,475	24,965,561	30,559,427	43,568	41,286

End of Year	$6,032,181	$4,700,488	$34,629,583	$24,965,561	$99,631	$43,568

(1) Shares Issued and Redeemed:
Shares Issued	26,957	94,221	365,542	716,205	3,098	1,667
Shares Issued in Lieu of Cash Distributions	5,054	5,201	47,003	47,443	58	54
Shares Redeemed	(38,575)	(109,723)	(359,922)	(1,014,855)	(886)	(1,300)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,564)	(10,301)	52,623	(251,207)	2,270	421

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$238,915	$219,740	$8,010	$8,936	$13,100	$12,909
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	837,220	(279,498)	17,921	(2,944)	49,285	(3,570)
Futures	26,350	13,320	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,927,439	(573,955)	31,604	(15,236)	75,175	1,830
Futures	3,416	(2,575)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	4,033,340	(622,968)	57,535	(9,244)	137,560	11,169

Distributions:
Institutional Class Shares	(220,133)	(529,962)	(10,581)	(23,243)	(12,808)	(14,178)
Capital Share Transactions (1):
Shares Issued	2,604,837	2,566,857	19,129	67,280	13,533	71,668
Shares Issued in Lieu of Cash Distributions	214,868	511,580	10,580	23,242	12,805	14,174
Shares Redeemed	(3,315,191)	(4,527,485)	(163,522)	(231,407)	(148,282)	(44,800)

Net Increase (Decrease) from Capital Share Transactions	(495,486)	(1,449,048)	(133,813)	(140,885)	(121,944)	41,042

Total Increase (Decrease) in Net Assets	3,317,721	(2,601,978)	(86,859)	(173,372)	2,808	38,033
Net Assets
Beginning of Year	10,148,132	12,750,110	466,696	640,068	378,682	340,649

End of Year	$13,465,853	$10,148,132	$379,837	$466,696	$381,490	$378,682

(1) Shares Issued and Redeemed:
Shares Issued	116,406	166,813	736	3,412	520	4,296
Shares Issued in Lieu of Cash Distributions	10,453	27,715	418	928	559	681
Shares Redeemed	(151,391)	(292,110)	(6,381)	(10,105)	(5,727)	(2,301)

Net Increase (Decrease) from Shares Issued and Redeemed	(24,532)	(97,582)	(5,227)	(5,765)	(4,648)	2,676

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$658	$377	$13,506	$9,756	$185,202	$190,031
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(56,022)	(107,519)
Affiliated Investment Companies Shares Sold	—	—	—	—	(43)	(33)
Transactions Allocated from Affiliated Investment Company*,**	1,117	78	44,052	(23,161)	—	—
Futures	—	—	—	—	13,260	21,374
Foreign Currency Transactions	—	—	—	—	(485)	1,329
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	1,378,475	(1,553,230)
Affiliated Investment Companies Shares	—	—	—	—	(2)	14
Transactions Allocated from Affiliated Investment Company	7,530	(3,815)	216,160	(31,479)	—	—
Futures	—	—	—	—	3,086	(2,070)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(414)	310

Net Increase (Decrease) in Net Assets Resulting from Operations	9,305	(3,360)	273,718	(44,884)	1,523,057	(1,449,794)

Distributions:
Institutional Class Shares	(589)	(2,447)	(13,461)	(8,902)	—	(717,271)
Capital Share Transactions (1):
Shares Issued	26,424	3,517	76,760	73,968	714,047	1,196,937
Shares Issued in Lieu of Cash Distributions	588	2,447	13,460	8,888	—	707,587
Shares Redeemed	(8,462)	(9,830)	(20,462)	(148,431)	(896,488)	(1,388,574)

Net Increase (Decrease) from Capital Share Transactions	18,550	(3,866)	69,758	(65,575)	(182,441)	515,950

Total Increase (Decrease) in Net Assets	27,266	(9,673)	330,015	(119,361)	1,340,616	(1,651,115)
Net Assets
Beginning of Year	16,867	26,540	537,744	657,105	4,646,848	6,297,963

End of Year	$44,133	$16,867	$867,759	$537,744	$5,987,464	$4,646,848

(1) Shares Issued and Redeemed:
Shares Issued	855	153	2,229	2,953	148,690	304,948
Shares Issued in Lieu of Cash Distributions	20	88	418	361	—	144,701
Shares Redeemed	(274)	(404)	(622)	(7,187)	(192,731)	(341,397)

Net Increase (Decrease) from Shares Issued and Redeemed	601	(163)	2,025	(3,873)	(44,041)	108,252

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$124,365	$513,699	$261,889	$228,060	$82,679	$59,466
Capital Gain Distributions Received from Investment Securities	1,045	1,750	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	43,747	(42,440)	541,397	(411,850)	191,536	(76,225)
Affiliated Investment Companies Shares Sold	60,992	22,534	(1)	(2)	(7)	(7)
Futures	1,671	(362)	26,234	35,047	(437)	(8,170)
Foreign Currency Transactions	—	—	1,071	6,447	49	296
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,755,986	(868,809)	3,392,048	(1,526,362)	860,557	(125,231)
Affiliated Investment Companies Shares	1,097,358	(1,432,797)	(25)	(8)	(8)	15
Futures	—	—	9,695	(7,947)	826	—
Translation of Foreign Currency-Denominated Amounts	—	—	(1,012)	(289)	(279)	132

Net Increase (Decrease) in Net Assets Resulting from Operations	3,085,164	(1,806,425)	4,231,296	(1,676,904)	1,134,916	(149,724)

Distributions:
Institutional Class Shares	(186,953)	(599,021)	(258,254)	(430,950)	(74,200)	(57,640)
Capital Share Transactions (1):
Shares Issued	2,211,113	2,435,290	1,538,249	2,667,860	397,948	1,704,392
Shares Issued in Lieu of Cash Distributions	179,038	567,176	226,985	385,828	73,824	56,357
Shares Redeemed	(1,976,601)	(2,640,206)	(2,841,493)	(4,485,990)	(538,557)	(1,408,660)

Net Increase (Decrease) from Capital Share Transactions	413,550	362,260	(1,076,259)	(1,432,302)	(66,785)	352,089

Total Increase (Decrease) in Net Assets	3,311,761	(2,043,186)	2,896,783	(3,540,156)	993,931	144,725
Net Assets
Beginning of Year	7,225,825	9,269,011	9,887,928	13,428,084	2,722,859	2,578,134

End of Year	$10,537,586	$7,225,825	$12,784,711	$9,887,928	$3,716,790	$2,722,859

(1) Shares Issued and Redeemed:
Shares Issued	189,077	243,141	74,227	181,563	29,258	184,973
Shares Issued in Lieu of Cash Distributions	16,811	49,884	11,757	20,438	5,458	5,172
Shares Redeemed	(168,470)	(267,327)	(140,273)	(292,999)	(39,764)	(150,794)

Net Increase (Decrease) from Shares Issued and Redeemed	37,418	25,698	(54,289)	(90,998)	(5,048)	39,351

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,392	$19,772	$9,084	$6,168
Capital Gain Distributions Received from Investment Securities	—	—	—	440
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	43,197	(18,047)	—	—
Affiliated Investment Companies Shares Sold	(6)	(1)	252	(1,457)
Transactions Allocated from Affiliated Investment Company*,**	—	—	8,125	(14,842)
Futures	2,062	3,996	—	100
Foreign Currency Transactions	(81)	(53)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	399,054	56,853	—	(42)
Affiliated Investment Companies Shares	(2)	5	7,908	(3,499)
Transactions Allocated from Affiliated Investment Company	—	—	68,735	(36,036)
Futures	145	(145)	—	—
Translation of Foreign Currency-Denominated Amounts	(61)	60	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	489,700	62,440	94,104	(49,168)

Distributions:
Institutional Class Shares	(43,180)	(18,018)	(8,755)	(6,579)
Capital Share Transactions (1):
Shares Issued	559,296	1,014,049	60,323	54,277
Shares Issued in Lieu of Cash Distributions	42,393	17,687	8,749	6,573
Shares Redeemed	(339,830)	(259,261)	(52,670)	(100,557)

Net Increase (Decrease) from Capital Share Transactions	261,859	772,475	16,402	(39,707)

Total Increase (Decrease) in Net Assets	708,379	816,897	101,751	(95,454)
Net Assets
Beginning of Year	1,475,345	658,448	206,915	302,369

End of Year	$2,183,724	$1,475,345	$308,666	$206,915

(1) Shares Issued and Redeemed:
Shares Issued	42,975	101,501	4,967	6,299
Shares Issued in Lieu of Cash Distributions	3,204	1,705	723	672
Shares Redeemed	(25,822)	(25,836)	(4,335)	(11,524)

Net Increase (Decrease) from Shares Issued and Redeemed	20,357	77,370	1,355	(4,553)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $84, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $2, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity		World Core Equity		Selectively Hedged
	Portfolio		Portfolio		Global Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$98,566	$77,826	$16,261	$14,907	$5,395	$5,790
Capital Gain Distributions Received from Investment Securities	—	—	—	8,146	—	4,097
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	21,498	(110,980)	—	—	—	—
Affiliated Investment Companies Shares Sold	(2)	(23)	10,552	(19,813)	15,611	(689)
Futures	8,882	13,484	(18)	(122)	1,247	460
Foreign Currency Transactions	(357)	1,255	—	—	—	—
Forward Currency Contracts	—	—	—	—	694	(1,961)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	991,909	(169,554)	—	—	(19)	—
Affiliated Investment Companies Shares	(6)	17	283,947	3,079	88,688	(13,537)
Futures	1,632	(598)	—	—	196	(146)
Translation of Foreign Currency-Denominated Amounts	(210)	101	—	—	—	—
Forward Currency Contracts	—	—	—	—	121	710

Net Increase (Decrease) in Net Assets Resulting from Operations	1,121,912	(188,472)	310,742	6,197	111,933	(5,276)

Distributions:
Institutional Class Shares	(98,429)	(75,535)	(16,210)	(16,437)	(6,934)	(9,635)
Capital Share Transactions (1):
Shares Issued	608,060	1,273,174	205,873	198,881	40,778	64,436
Shares Issued in Lieu of Cash Distributions	97,865	74,685	15,000	15,264	6,900	9,598
Shares Redeemed	(850,479)	(1,592,928)	(196,293)	(313,856)	(92,479)	(146,446)

Net Increase (Decrease) from Capital Share Transactions	(144,554)	(245,069)	24,580	(99,711)	(44,801)	(72,412)

Total Increase (Decrease) in Net Assets	878,929	(509,076)	319,112	(109,951)	60,198	(87,323)
Net Assets
Beginning of Year	3,210,237	3,719,313	769,602	879,553	288,509	375,832

End of Year	$4,089,166	$3,210,237	$1,088,714	$769,602	$348,707	$288,509

(1) Shares Issued and Redeemed:
Shares Issued	45,421	135,315	9,724	13,724	2,016	4,300
Shares Issued in Lieu of Cash Distributions	7,267	7,310	711	969	372	564
Shares Redeemed	(64,633)	(168,321)	(9,418)	(20,996)	(4,584)	(9,787)

Net Increase (Decrease) from Shares Issued and Redeemed	(11,945)	(25,696)	1,017	(6,303)	(2,196)	(4,923)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $16, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $2, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets		Emerging Markets		Emerging Markets Value
	Portfolio***		Small Cap Portfolio***		Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$140,092	$118,848	$114,098	$120,972	$420,462	$419,152
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	398,700	62,124	592,687	(377,221)	675,824	(1,030,841)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	691,616	28,554	923,652	126,768	3,251,339	(1,128,949)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,230,408	209,526	1,630,437	(129,481)	4,347,625	(1,740,638)

Distributions:
Class R2 Shares	—	—	—	—	(349)	(569)
Institutional Class Shares	(122,695)	(118,156)	(128,503)	(170,927)	(381,943)	(441,483)

Total Distributions	(122,695)	(118,156)	(128,503)	(170,927)	(382,292)	(442,052)

Capital Share Transactions (1):
Shares Issued	1,466,367	1,949,203	453,465	767,311	1,803,325	3,023,264
Shares Issued in Lieu of Cash Distributions	118,246	110,017	120,830	161,476	368,413	425,730
Shares Redeemed	(2,119,497)	(2,466,550)	(1,840,038)	(2,172,505)	(5,474,850)	(5,847,897)

Net Increase (Decrease) from Capital Share Transactions	(534,884)	(407,330)	(1,265,743)	(1,243,718)	(3,303,112)	(2,398,903)

Total Increase (Decrease) in Net Assets	572,829	(315,960)	236,191	(1,544,126)	662,221	(4,581,593)
Net Assets
Beginning of Year	5,652,358	5,968,318	4,879,733	6,423,859	12,609,489	17,191,082

End of Year	$6,225,187	$5,652,358	$5,115,924	$4,879,733	$13,271,710	$12,609,489

(1) Shares Issued and Redeemed:
Shares Issued	43,254	81,083	18,380	43,649	58,117	131,688
Shares Issued in Lieu of Cash Distributions	3,525	4,148	5,119	8,071	12,138	16,867
Shares Redeemed	(62,966)	(97,296)	(75,078)	(123,692)	(175,638)	(250,369)

Net Increase (Decrease) from Shares Issued and Redeemed	(16,187)	(12,065)	(51,579)	(71,972)	(105,383)	(101,814)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $162 and $365, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core		Emerging Markets Targeted
	Equity Portfolio		Value Portfolio
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$670,994	$561,952	$5,084	$3,141
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	544,729	(1,673,803)	17,753	1,473
Affiliated Investment Companies Shares Sold	(14)	(9)	—	—
Futures	67,395	69,434	348	(609)
Foreign Currency Transactions	(15,240)	(17,720)	(82)	36
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,134,175	760,317	42,862	3,387
Affiliated Investment Companies Shares	(32)	17	—	—
Futures	15,950	(12,657)	67	(13)
Translation of Foreign Currency-Denominated Amounts	100	(579)	2	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,418,057	(313,048)	66,034	7,411

Distributions:
Institutional Class Shares	(590,306)	(585,760)	(4,500)	(3,875)
Capital Share Transactions (1):
Shares Issued	4,891,169	6,136,399	53,547	116,272
Shares Issued in Lieu of Cash Distributions	560,095	555,504	4,385	3,875
Shares Redeemed	(6,904,346)	(9,635,005)	(54,708)	(67,880)

Net Increase (Decrease) from Capital Share Transactions	(1,453,082)	(2,943,102)	3,224	52,267

Total Increase (Decrease) in Net Assets	4,374,669	(3,841,910)	64,758	55,803
Net Assets
Beginning of Year	24,780,700	28,622,610	170,163	114,360

End of Year	$29,155,369	$24,780,700	$234,921	$170,163

(1) Shares Issued and Redeemed:
Shares Issued	191,908	329,136	4,233	14,050
Shares Issued in Lieu of Cash Distributions	22,111	28,643	389	366
Shares Redeemed	(273,309)	(529,560)	(4,246)	(7,864)

Net Increase (Decrease) from Shares Issued and Redeemed	(59,290)	(171,781)	376	6,552

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257 and $239, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $72 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$20.90	$22.78	$21.29	$23.52	$19.52	$12.08	$13.19	$12.65	$14.23	$11.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.70	0.49	0.70	0.66	0.58	0.40	0.28	0.41	0.38	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	6.70	(1.87)	1.47	(2.25)	4.00	4.24	(1.11)	0.53	(1.60)	2.63

Total from Investment Operations	7.40	(1.38)	2.17	(1.59)	4.58	4.64	(0.83)	0.94	(1.22)	2.97

Less Distributions:
Net Investment Income	(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Total Distributions	(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Net Asset Value, End of Year	$27.63	$20.90	$22.78	$21.29	$23.52	$16.35	$12.08	$13.19	$12.65	$14.23

Total Return	35.55%	(6.05%)	10.38%	(6.97%)	23.79%	38.56%	(6.32%)	7.67%	(8.79%)	26.02%

Net Assets, End of Year (thousands)	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$4,723,090	$34,629,583	$24,965,561	$30,559,427	$27,174,589	$25,443,968
Ratio of Expenses to Average Net Assets	0.19%	0.22%	0.23%	0.23%	0.25%	0.25%	0.30%	0.29%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%	0.23%	0.24%	0.23%	0.25%	0.25%	0.30%	0.31%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.31%	3.22%	2.78%	2.72%	2.56%	2.24%	3.21%	2.67%	2.62%
Portfolio Turnover Rate	14%	19%	7%	8%	10%	8%	4%	6%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio						International Small Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 ʊ to Oct 31, 2017		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Period	$10.50	$11.07	$10.73	$11.53	$10.00		$16.84	$18.21	$18.46	$21.52	$17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.15	0.18	0.19	0.14		0.41	0.33	0.43	0.46	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	4.97	(0.55)	0.27	(0.75)	1.39		6.42	(0.93)	0.58	(2.41)	4.13

Total from Investment Operations	5.19	(0.40)	0.45	(0.56)	1.53		6.83	(0.60)	1.01	(1.95)	4.54

Less Distributions:
Net Investment Income	(0.17)	(0.17)	(0.11)	(0.17)	—		(0.38)	(0.37)	(0.44)	(0.44)	(0.34)
Net Realized Gains	—	—	—	(0.07)	—		—	(0.40)	(0.82)	(0.67)	(0.46)

Total Distributions	(0.17)	(0.17)	(0.11)	(0.24)	—		(0.38)	(0.77)	(1.26)	(1.11)	(0.80)

Net Asset Value, End of Period	$15.52	$10.50	$11.07	$10.73	$11.53		$23.29	$16.84	$18.21	$18.46	$21.52

Total Return	49.81%	(3.75%)	4.29%	(5.02%)	15.30	%(B)	40.83%	(3.64%)	6.44%	(9.54%)	26.54%

Net Assets, End of Period (thousands)	$99,631	$43,568	$41,286	$31,380	$15,021		$13,465,853	$10,148,132	$12,750,110	$12,656,204	$13,490,290
Ratio of Expenses to Average Net Assets *(C)	0.47%	0.47%	0.49%	0.49%	0.42	%(D)(E)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.71%	0.85%	0.93%	0.90%	1.14	%(D)(E)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.50%	1.69%	1.58%	1.74	%(D)(E)	1.90%	1.96%	2.44%	2.18%	2.14%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.24%	0.27%	0.27%	0.26%	0.27%		0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$23.39	$24.89	$25.70	$28.56	$23.01	$20.13	$21.11	$20.83	$23.71	$21.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.40	0.45	0.43	0.37	0.75	0.75	0.77	0.84	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	2.51	(0.91)	0.37	(2.59)	5.61	6.74	(0.77)	0.19	(2.76)	2.45

Total from Investment Operations	2.95	(0.51)	0.82	(2.16)	5.98	7.49	(0.02)	0.96	(1.92)	3.19

Less Distributions:
Net Investment Income	(0.54)	(0.61)	(0.28)	(0.70)	(0.43)	(0.68)	(0.96)	(0.68)	(0.96)	(0.75)
Net Realized Gains	—	(0.38)	(1.35)	—	—	—	—	—	—	—

Total Distributions	(0.54)	(0.99)	(1.63)	(0.70)	(0.43)	(0.68)	(0.96)	(0.68)	(0.96)	(0.75)

Net Asset Value, End of Year	$25.80	$23.39	$24.89	$25.70	$28.56	$26.94	$20.13	$21.11	$20.83	$23.71

Total Return	12.66%	(2.32%)	4.01%	(7.82%)	26.56%	37.81%	(0.23%)	4.81%	(8.51%)	15.70%

Net Assets, End of Year (thousands)	$379,837	$466,696	$640,068	$622,650	$647,978	$381,490	$378,682	$340,649	$346,335	$332,153
Ratio of Expenses to Average Net Assets (F)	0.47%	0.54%	0.55%	0.53%	0.54%	0.48%	0.54%	0.57%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.57%	0.64%	0.65%	0.63%	0.64%	0.58%	0.64%	0.67%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.74%	1.91%	1.49%	1.50%	3.01%	3.92%	3.65%	3.57%	3.41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$21.35	$27.85	$26.95	$32.67	$27.21	$23.82	$24.84	$24.37	$28.24	$21.48

Income from Investment Operations (A)
Net Investment Income (Loss)	0.58	0.43	0.76	0.85	0.87	0.57	0.40	0.55	0.61	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	10.31	(4.00)	1.68	(3.65)	6.67	11.45	(1.04)	1.23	(3.68)	6.73

Total from Investment Operations	10.89	(3.57)	2.44	(2.80)	7.54	12.02	(0.64)	1.78	(3.07)	7.18

Less Distributions:
Net Investment Income	(0.52)	(0.68)	(0.47)	(0.79)	(0.93)	(0.57)	(0.38)	(0.51)	(0.59)	(0.42)
Net Realized Gains	—	(2.25)	(1.07)	(2.13)	(1.15)	—	—	(0.80)	(0.21)	—

Total Distributions	(0.52)	(2.93)	(1.54)	(2.92)	(2.08)	(0.57)	(0.38)	(1.31)	(0.80)	(0.42)

Net Asset Value, End of Year	$31.72	$21.35	$27.85	$26.95	$32.67	$35.27	$23.82	$24.84	$24.37	$28.24

Total Return	51.31%	(15.27%)	10.14%	(9.34%)	29.28%	50.70%	(2.63%)	7.94%	(11.14%)	33.68%

Net Assets, End of Year (thousands)	$44,133	$16,867	$26,540	$36,351	$45,177	$867,759	$537,744	$657,105	$645,651	$592,347
Ratio of Expenses to Average Net Assets (F)	0.59%	0.59%	0.59%	0.58%	0.59%	0.47%	0.54%	0.56%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.74%	0.86%	0.82%	0.68%	0.71%	0.57%	0.64%	0.66%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.89%	2.92%	2.75%	2.93%	1.76%	1.68%	2.30%	2.16%	1.78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year	Year	Year	Year	Year	Year		Year		Year		Year		Year
	Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2021	2020	2019	2018	2017	2021		2020		2019		2018		2017
Net Asset Value, Beginning of Year	$3.77	$5.61	$4.85	$5.07	$5.23	$9.57		$12.71		$10.71		$10.90		$10.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.15	0.20	0.22	0.21	0.16		0.68		0.34	**	0.48		0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	1.11	(1.35)	0.83	(0.22)	0.04	3.80		(3.00)		2.16	**	(0.26)		0.15

Total from Investment Operations	1.27	(1.20)	1.03	—	0.25	3.96		(2.32)		2.50		0.22		0.58

Less Distributions:
Net Investment Income	—	(0.64)	(0.27)	(0.22)	(0.41)	(0.20)		(0.70)		(0.50)		(0.34)		(0.49)
Net Realized Gains	—	—	—	—	—	(0.04)		(0.12)		(—)		(0.07)		(0.03)

Total Distributions	—	(0.64)	(0.27)	(0.22)	(0.41)	(0.24)		(0.82)		(0.50)		(0.41)		(0.52)

Net Asset Value, End of Year	$5.04	$3.77	$5.61	$4.85	$5.07	$13.29		$9.57		$12.71		$10.71		$10.90

Total Return	33.69%	(23.98%)	22.54%	(0.24%)	5.46%	42.08%		(19.28%)		24.55%		1.91%		5.82%

Net Assets, End of Year (thousands)	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$5,497,753	$10,537,586		$7,225,825		$9,269,011		$7,475,924		$6,753,782
Ratio of Expenses to Average Net Assets *	0.27%	0.26%	0.27%	0.28%	0.28%	0.24	%(C)	0.24	%(C)	0.24	%(C)	0.24	%(C)	0.24	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.28%	0.28%	0.28%	0.34	%(C)	0.34	%(C)	0.35	%(C)	0.35	%(C)	0.37	%(C)
Ratio of Net Investment Income to Average Net Assets	3.29%	3.61%	4.01%	4.27%	4.19%	1.33%		6.44%		2.95	%**	4.42%		4.03%
Portfolio Turnover Rate	8%	12%	8%	5%	1%	1%		0%		0%		3%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.11%		0.12%		0.13%		0.13%		0.15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$15.65	$18.58	$19.24	$23.51	$19.31	$10.42	$11.62	$11.74	$13.33	$10.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.33	0.45	0.47	0.39	0.32	0.23	0.33	0.32	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	6.48	(2.65)	(0.01)	(3.44)	4.72	4.06	(1.20)	0.24	(1.56)	2.57

Total from Investment Operation	6.92	(2.32)	0.44	(2.97)	5.11	4.38	(0.97)	0.57	(1.24)	2.85

Less Distributions:
Net Investment Income	(0.43)	(0.32)	(0.48)	(0.56)	(0.29)	(0.29)	(0.23)	(0.34)	(0.30)	(0.28)
Net Realized Gains	—	(0.29)	(0.62)	(0.74)	(0.62)	—	—	(0.35)	(0.05)	(0.02)

Total Distributions	(0.43)	(0.61)	(1.10)	(1.30)	(0.91)	(0.29)	(0.23)	(0.69)	(0.35)	(0.30)

Net Asset Value, End of Year	$22.14	$15.65	$18.58	$19.24	$23.51	$14.51	$10.42	$11.62	$11.74	$13.33

Total Return	44.61%	(13.03%)	2.94%	(13.37%)	27.49%	42.24%	(8.41%)	5.49%	(9.52%)	26.83%

Net Assets, End of Year (thousands)	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$16,162,471	$3,716,790	$2,722,859	$2,578,134	$2,441,217	$2,529,852
Ratio of Expenses to Average Net Assets	0.53%	0.65%	0.68%	0.68%	0.68%	0.42%	0.47%	0.50%	0.48%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.53%	0.66%	0.69%	0.68%	0.68%	0.42%	0.48%	0.50%	0.48%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.02%	2.48%	2.10%	1.85%	2.35%	2.20%	2.94%	2.40%	2.36%
Portfolio Turnover Rate	15%	14%	18%	23%	21%	15%	18%	17%	12%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio						World Ex U.S. Value Portfolio
	Year	Year	Year	Year	Period May 16,		Year		Year		Year		Year		Year
	Ended	Ended	Ended	Ended	2017 ʊ to		Ended		Ended		Ended		Ended		Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2021	2020	2019	2018	2017		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$10.64	$10.74	$9.71	$10.68	$10.00		$8.99		$10.97		$11.16		$12.71		$10.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.21	0.27	0.26	0.08		0.38		0.25		0.35		0.34		0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	3.08	(0.13)	1.00	(1.01)	0.66		3.66		(1.96)		0.04		(1.48)		2.33

Total from Investment Operations	3.38	0.08	1.27	(0.75)	0.74		4.04		(1.71)		0.39		(1.14)		2.64

Less Distributions:
Net Investment Income	(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.36)		(0.27)		(0.35)		(0.41)		(0.24)
Net Realized Gains	—	—	—	—	—		—		—		(0.23)		—		—

Total Distributions	(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.36)		(0.27)		(0.58)		(0.41)		(0.24)

Net Asset Value, End of Period	$13.73	$10.64	$10.74	$9.71	$10.68		$12.67		$8.99		$10.97		$11.16		$12.71

Total Return	31.85%	0.80%	13.19%	(7.20%)	7.38	%(B)	45.23%		(15.76%)		3.75%		(9.22%)		25.97%

Net Assets, End of Period (thousands)	$2,183,724	$1,475,345	$658,448	$266,868	$67,793		$308,666		$206,915		$302,369		$240,668		$246,551
Ratio of Expenses to Average Net Assets *	0.30%	0.30%	0.33%	0.35%	0.31	%(D)(E)	0.44	%(C)	0.50	%(C)	0.54	%(C)	0.52	%(C)	0.52	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30%	0.31%	0.34%	0.35%	0.65	%(D)(E)	0.64	%(C)	0.71	%(C)	0.76	%(C)	0.74	%(C)	0.75	%(C)
Ratio of Net Investment Income to Average Net Assets	2.30%	1.97%	2.69%	2.41%	1.76	%(D)(E)	3.14%		2.56%		3.25%		2.72%		2.69%
Portfolio Turnover Rate	15%	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A		0.20%		0.23%		0.24%		0.24%		0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.44	$11.17	$10.65	$12.15	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.24	0.33	0.31	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.40	(0.74)	0.56	(1.52)	2.21

Total from Investment Operations	3.73	(0.50)	0.89	(1.21)	2.48

Less Distributions:
Net Investment Income	(0.33)	(0.23)	(0.32)	(0.29)	(0.26)
Net Realized Gains	—	—	(0.05)	—	—

Total Distributions	(0.33)	(0.23)	(0.37)	(0.29)	(0.26)

Net Asset Value, End of Period	$13.84	$10.44	$11.17	$10.65	$12.15

Total Return	35.87%	(4.42%)	8.64%	(10.22%)	25.33%

Net Assets, End of Period (thousands)	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$2,805,367
Ratio of Expenses to Average Net Assets	0.32%	0.35%	0.37%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.32%	0.36%	0.38%	0.37%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.26%	3.02%	2.56%	2.48%
Portfolio Turnover Rate	6%	13%	8%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$16.29	$16.42	$15.40	$16.06	$13.14	$16.21	$16.54	$15.71	$16.52	$13.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.29	0.35	0.31	0.29	0.33	0.28	0.35	0.31	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	6.27	(0.10)	1.13	(0.64)	2.98	6.21	(0.18)	1.12	(0.66)	2.98

Total from Investment Operations	6.61	0.19	1.48	(0.33)	3.27	6.54	0.10	1.47	(0.35)	3.27

Less Distributions:
Net Investment Income	(0.34)	(0.29)	(0.35)	(0.30)	(0.30)	(0.20)	(0.43)	(0.44)	(0.27)	(0.30)
Net Realized Gains	—	(0.03)	(0.11)	(0.03)	(0.05)	(0.20)	—	(0.20)	(0.19)	(0.12)

Total Distributions	(0.34)	(0.32)	(0.46)	(0.33)	(0.35)	(0.40)	(0.43)	(0.64)	(0.46)	(0.42)

Net Asset Value, End of Year	$22.56	$16.29	$16.42	$15.40	$16.06	$22.35	$16.21	$16.54	$15.71	$16.52

Total Return	40.75%	1.25%	9.94%	(2.16%)	25.14%	40.81%	0.47%	10.10%	(2.28%)	24.54%

Net Assets, End of Year (thousands)	$1,088,714	$769,602	$879,553	$741,512	$546,891	$348,707	$288,509	$375,832	$403,195	$402,204
Ratio of Expenses to Average Net Assets *(C)	0.28%	0.32%	0.33%	0.35%	0.35%	0.32%	0.36%	0.37%	0.34%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.46%	0.56%	0.60%	0.59%	0.60%	0.53%	0.61%	0.63%	0.60%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.81%	2.23%	1.89%	1.95%	1.60%	1.78%	2.25%	1.87%	1.90%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.25%	0.27%	0.27%	0.28%	0.25%	0.28%	0.30%	0.29%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$27.64	$27.56	$25.46	$29.55	$24.12	$19.67	$20.07	$18.72	$23.49	$20.39

Income from Investment Operations (A)
Net Investment Income (Loss)	0.74	0.55	0.73	0.61	0.49	0.52	0.41	0.48	0.53	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	5.32	0.07	2.05	(4.14)	5.43	6.41	(0.24)	1.87	(4.22)	3.58

Total from Investment Operations	6.06	0.62	2.78	(3.53)	5.92	6.93	0.17	2.35	(3.69)	4.07

Less Distributions:
Net Investment Income	(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.57)	(0.44)	(0.46)	(0.53)	(0.51)
Net Realized Gains	—	—	—	—	—	—	(0.13)	(0.54)	(0.55)	(0.46)

Total Distributions	(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.57)	(0.57)	(1.00)	(1.08)	(0.97)

Net Asset Value, End of Year	$33.05	$27.64	$27.56	$25.46	$29.55	$26.03	$19.67	$20.07	$18.72	$23.49

Total Return	21.91%	2.36%	11.06%	(12.14%)	24.83%	35.51%	0.81%	12.96%	(16.45%)	21.00%

Net Assets, End of Year (thousands)	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$6,632,914	$5,115,924	$4,879,733	$6,423,859	$6,304,406	$7,249,717
Ratio of Expenses to Average Net Assets (F)	0.39%	0.44%	0.48%	0.47%	0.50%	0.63%	0.69%	0.72%	0.70%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.49%	0.54%	0.58%	0.57%	0.60%	0.83%	0.89%	0.92%	0.90%	0.93%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.07%	2.70%	2.08%	1.88%	2.10%	2.20%	2.44%	2.31%	2.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$23.78	$27.16	$26.64	$30.13	$24.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.82	0.59	0.63	0.63	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	7.45	(3.27)	0.56	(3.48)	5.60

Total from Investment Operations	8.27	(2.68)	1.19	(2.85)	5.91

Less Distributions:
Net Investment Income	(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Total Distributions	(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Net Asset Value, End of Year	$31.28	$23.78	$27.16	$26.64	$30.13

Total Return	34.91%	(9.98%)	4.57%	(9.66%)	24.11%

Net Assets, End of Year (thousands)	$13,709	$12,587	$29,146	$25,150	$31,198
Ratio of Expenses to Average Net Assets (F)	0.74%	0.77%	0.81%	0.80%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.84%	0.87%	0.91%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.41%	2.29%	2.07%	1.19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$23.93	$27.34	$26.81	$30.32	$24.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.90	0.71	0.70	0.73	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	7.50	(3.35)	0.57	(3.53)	5.40

Total from Investment Operations	8.40	(2.64)	1.27	(2.80)	6.01

Less Distributions:
Net Investment Income	(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Total Distributions	(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Net Asset Value, End of Year	$31.48	$23.93	$27.34	$26.81	$30.32

Total Return	35.24%	(9.75%)	4.83%	(9.45%)	24.41%

Net Assets, End of Year (thousands)	$13,258,001	$12,596,902	$17,161,936	$16,431,410	$19,383,230
Ratio of Expenses to Average Net Assets (F)	0.49%	0.52%	0.56%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.59%	0.62%	0.66%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.87%	2.54%	2.37%	2.23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio					Emerging Markets Targeted Value Portfolio
								Period
	Year	Year	Year	Year	Year	Year	Year	Nov 14,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2018 ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019
Net Asset Value, Beginning of Year	$20.34	$20.59	$18.95	$22.38	$18.40	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.57	0.43	0.53	0.50	0.42	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	4.76	(0.22)	1.64	(3.47)	3.95	3.39	(0.59)	0.20

Total from Investment Operations	5.33	0.21	2.17	(2.97)	4.37	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—	—	—	—	—	(0.02)	(0.11)	—

Total Distributions	(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Year	$25.16	$20.34	$20.59	$18.95	$22.38	$13.13	$9.71	$10.43

Total Return	26.19%	1.13%	11.61%	(13.48%)	24.02%	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Year (thousands)	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$27,085,722	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.42%	0.49%	0.52%	0.52%	0.55%	0.72%	0.84%	0.85	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.42%	0.50%	0.53%	0.52%	0.56%	0.72%	0.87%	0.95	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.26%	2.19%	2.62%	2.25%	2.08%	2.19%	2.26%	2.30	%(D)(E)
Portfolio Turnover Rate	10%	15%	4%	4%	4%	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2021, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

		Percentage
		Ownership
Feeder Funds	Master/Underlying Funds	at 10/31/21
Japanese Small Company Portfolio	The Japanese Small Company Series	11%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	21%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%
Continental Small Company Portfolio	The Continental Small Company Series	13%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 10/31/21
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	97%
	The Asia Pacific Small Company Series	79%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 10/31/21
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	7%
	DFA International Real Estate Securities Portfolio	61%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	2%

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.15	%*
International Core Equity Portfolio	0.21	%*
Global Small Company Portfolio	0.41	%*
International Small Company Portfolio	0.32	%*
Japanese Small Company Portfolio	0.42	%*
Asia Pacific Small Company Portfolio	0.42	%*
United Kingdom Small Company Portfolio	0.42	%*
Continental Small Company Portfolio	0.42	%*
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%

DFA International Small Cap Value Portfolio	0.50	%*
International Vector Equity Portfolio	0.37	%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.39	%*
World ex U.S. Core Equity Portfolio	0.26	%*
World Core Equity Portfolio	0.23	%*
Selectively Hedged Global Equity Portfolio	0.25	%*
Emerging Markets Portfolio	0.32	%*
Emerging Markets Small Cap Portfolio	0.55	%*
Emerging Markets Value Portfolio	0.42	%*
Emerging Markets Core Equity Portfolio	0.36	%*
Emerging Markets Targeted Value Portfolio	0.56	%*

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2021	February 28, 2021
Large Cap International Portfolio	0.18%	0.14%
International Core Equity Portfolio	0.24%	0.20%
Global Small Company Portfolio	0.43%	0.40%
International Small Company Portfolio	0.38%	0.30%
Japanese Small Company Portfolio	0.47%	0.40%
Asia Pacific Small Company Portfolio	0.47%	0.40%
United Kingdom Small Company Portfolio	0.47%	0.40%
Continental Small Company Portfolio	0.47%	0.40%
DFA International Small Cap Value Portfolio	0.60%	0.45%
International Vector Equity Portfolio	0.42%	0.35%
World ex U.S. Value Portfolio	0.43%	0.37%
World ex U.S. Core Equity Portfolio	0.29%	0.25%
World Core Equity Portfolio	0.27%	0.22%
Selectively Hedged Global Equity Portfolio	0.28%	0.24%
Emerging Markets Portfolio	0.37%	0.29%
Emerging Markets Small Cap Portfolio	0.60%	0.52%
Emerging Markets Value Portfolio	0.45%	0.41%
Emerging Markets Core Equity Portfolio	0.42%	0.33%
Emerging Markets Targeted Value Portfolio	0.65%	0.52%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee

Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$183	—	—
Global Small Company Portfolio (2)	0.47%	—	31	$221	$530
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.40%	—	473	—
Asia Pacific Small Company Portfolio (4)	0.47%	0.40%	—	436	—
United Kingdom Small Company Portfolio (4)	0.47%	0.40%	57	54	42
Continental Small Company Portfolio (4)	0.47%	0.40%	—	769	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	26	9,038	26,057
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.37%	—	564	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	129	2,035	595
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	722	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	6,401	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	10,859	—
Emerging Markets Value Portfolio (11)	—	0.41%	—	14,397	—

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$135	—	—
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.41%	—	$15	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.40% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.37% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the Total Management Fee Limit ). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series

(including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.
(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.41% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$15
International Core Equity Portfolio	245
Global Small Company Portfolio	—
DFA International Real Estate Securities Portfolio	219
DFA Global Real Estate Securities Portfolio	3
DFA International Small Cap Value Portfolio	46

Fees Paid Indirectly
International Vector Equity Portfolio	$5
International High Relative Profitability Portfolio	11
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	9
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Core Equity Portfolio	148
Emerging Markets Targeted Value Portfolio	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$131
International Core Equity Portfolio	560
Global Small Company Portfolio	1
International Small Company Portfolio	349
Japanese Small Company Portfolio	15
Asia Pacific Small Company Portfolio	11
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	12
DFA International Real Estate Securities Portfolio	113
DFA Global Real Estate Securities Portfolio	140
DFA International Small Cap Value Portfolio	443
International Vector Equity Portfolio	58
International High Relative Profitability Portfolio	15
World ex U.S. Value Portfolio	5
World ex U.S. Core Equity Portfolio	49
World Core Equity Portfolio	11
Selectively Hedged Global Equity Portfolio	6
Emerging Markets Portfolio	171
Emerging Markets Small Cap Portfolio	149
Emerging Markets Value Portfolio	575
Emerging Markets Core Equity Portfolio	562
Emerging Markets Targeted Value Portfolio	2

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$760,745	$920,316
International Core Equity Portfolio	$3,297,695	$2,389,163
DFA International Real Estate Securities Portfolio	$479,799	$465,185
DFA Global Real Estate Securities Portfolio	$444,129	$44,271
DFA International Small Cap Value Portfolio	$1,790,234	$2,589,583
International Vector Equity Portfolio	$504,971	$561,230
International High Relative Profitability Portfolio	$557,166	$286,057
World ex U.S. Core Equity Portfolio	$224,877	$367,855
Emerging Markets Core Equity Portfolio	$2,983,183	$4,376,483
Emerging Markets Targeted Value Portfolio	$68,912	$65,297

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$174,366	$1,590,749	$1,463,971	$(10)	$(9)	$301,125	26,026	$147	—

Total	$174,366	$1,590,749	$1,463,971	$(10)	$(9)	$301,125	26,026	$147	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,094,988	$6,232,681	$5,732,569	$(21)	$(71)	$1,595,008	137,857	$901	—

Total	$1,094,988	$6,232,681	$5,732,569	$(21)	$(71)	$1,595,008	137,857	$901	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$24,896	$23,482	$4,842	$336	$14,525	$58,397	1,204	$505	—

Total	$24,896	$23,482	$4,842	$336	$14,525	$58,397	1,204	$505	—

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$379,347	$3,575,577	$3,644,333	$(43)	$(2)	$310,546	26,841	$197	—

Total	$379,347	$3,575,577	$3,644,333	$(43)	$(2)	$310,546	26,841	$197	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,587,797	$364,344	$151,100	$(26,491)	$892,154	$3,666,704	727,521	—	—
DFA Real Estate Securities Portfolio	720,976	—	174,066	87,490	205,211	839,611	17,170	$21,150	$1,045
The DFA Short Term Investment Fund	72,156	789,441	644,538	(7)	(7)	217,045	18,759	64	—

Total	$3,380,929	$1,153,785	$969,704	$60,992	$1,097,358	$4,723,360	763,450	$21,214	$1,045

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$419,762	$1,651,783	$1,687,928	$(1)	$(25)	$383,591	33,154	$241	—

Total	$419,762	$1,651,783	$1,687,928	$(1)	$(25)	$383,591	33,154	$241	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,777	$653,553	$634,327	$(7)	$(8)	$142,988	12,359	$94	—

Total	$123,777	$653,553	$634,327	$(7)	$(8)	$142,988	12,359	$94	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$48,097	$751,910	$703,703	$(6)	$(2)	$96,296	8,323	—	—

Total	$48,097	$751,910	$703,703	$(6)	$(2)	$96,296	8,323	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$18,901	$7,152	$6,799	$252	$7,908	$27,414	1,238	$549	—

Total	$18,901	$7,152	$6,799	$252	$7,908	$27,414	1,238	$549	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$119,096	$626,628	$601,163	$(2)	$(5)	$144,554	12,494	$87	—

Total	$119,096	$626,628	$601,163	$(2)	$(5)	$144,554	12,494	$87	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$436,142	$78,579	$60,974	$8,638	$180,788	$643,173	17,743	$7,321	—
International Core Equity Portfolio	230,682	45,577	41,748	1,241	79,766	315,518	19,310	7,024	—
Emerging Markets Core Equity Portfolio	102,184	20,360	15,550	673	23,393	131,060	5,209	2,586	—

Total	$769,008	$144,516	$118,272	$10,552	$283,947	$1,089,751	42,262	$16,931	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$147,786	$14,404	$37,969	$9,881	$53,077	$187,179	5,645	$2,172	—
International Core Equity Portfolio	79,764	9,174	22,426	3,250	24,158	93,920	5,748	2,181	—
Emerging Markets Core Equity Portfolio	57,734	10,596	19,407	2,480	11,453	62,856	2,498	1,285	—

Total	$285,284	$34,174	$79,802	$15,611	$88,688	$343,955	13,891	$5,638	—

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$447,352	$2,246,309	$2,168,935	$(14)	$(32)	$524,680	45,348	$353	—

Total	$447,352	$2,246,309	$2,168,935	$(14)	$(32)	$524,680	45,348	$353	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,037	$23,447	$22,414	—	—	$3,070	265	—	—

Total	$2,037	$23,447	$22,414	—	—	$3,070	265	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2020	$119,035	—	—	$119,035
2021	144,492	—	—	144,492
International Core Equity Portfolio
2020	616,813	—	—	616,813
2021	761,635	—	—	761,635
Global Small Company Portfolio
2020	627	—	—	627
2021	727	—	—	727
International Small Company Portfolio
2020	251,539	$278,423	—	529,962
2021	220,133	—	—	220,133
Japanese Small Company Portfolio
2020	14,224	9,019	—	23,243
2021	10,581	—	—	10,581
Asia Pacific Small Company Portfolio
2020	14,178	—	—	14,178
2021	12,808	—	—	12,808
United Kingdom Small Company Portfolio
2020	969	1,478	—	2,447
2021	588	—	—	588
Continental Small Company Portfolio
2020	8,902	—	—	8,902
2021	13,462	—	—	13,462
DFA International Real Estate Securities Portfolio
2020	717,271	—	—	717,271
2021	—	—	—	—
DFA Global Real Estate Securities Portfolio
2020	509,001	90,019	—	599,020
2021	153,865	33,088	—	186,953
DFA International Small Cap Value Portfolio
2020	224,481	206,468	—	430,949
2021	258,254	—	—	258,254
International Vector Equity Portfolio
2020	57,641	—	—	57,641
2021	74,200	—	—	74,200
International High Relative Profitability Portfolio
2020	18,018	—	—	18,018
2021	43,180	—	—	43,180

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Value Portfolio
2020	$6,579	—	—	$6,579
2021	8,755	—	—	8,755
World ex U.S. Core Equity Portfolio
2020	75,535	—	—	75,535
2021	98,429	—	—	98,429
World Core Equity Portfolio
2020	14,888	$1,549	—	16,437
2021	16,210	—	—	16,210
Selectively Hedged Global Equity Portfolio
2020	9,635	—	—	9,635
2021	3,648	3,286	—	6,934
Emerging Markets Portfolio
2020	118,156	—	—	118,156
2021	122,695	—	—	122,695
Emerging Markets Small Cap Portfolio
2020	129,179	41,749	—	170,928
2021	128,503	—	—	128,503
Emerging Markets Value Portfolio
2020	442,052	—	—	442,052
2021	382,292	—	—	382,292
Emerging Markets Core Equity Portfolio
2020	585,760	—	—	585,760
2021	590,306	—	—	590,306
Emerging Markets Targeted Value Portfolio
2020	3,854	21	—	3,875
2021	4,500	—	—	4,500

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(6,059)	—	$(6,059)
International Core Equity Portfolio	(40,609)	—	(40,609)
Global Small Company Portfolio	(165)	$(59)	(224)
International Small Company Portfolio	(43,307)	(45,638)	(88,945)
Japanese Small Company Portfolio	(1,060)	(1,545)	(2,605)
Asia Pacific Small Company Portfolio	(1,655)	(2,324)	(3,979)
United Kingdom Small Company Portfolio	(111)	(88)	(199)
Continental Small Company Portfolio	(356)	—	(356)
DFA International Real Estate Securities Portfolio	(6,036)	—	(6,036)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Global Real Estate Securities Portfolio	$(8,798)	—	$(8,798)
DFA International Small Cap Value Portfolio	(32,335)	—	(32,335)
International Vector Equity Portfolio	(8,670)	—	(8,670)
International High Relative Profitability Portfolio	(2,917)	—	(2,917)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(4,928)	—	(4,928)
World Core Equity Portfolio	(300)	$(797)	(1,097)
Selectively Hedged Global Equity Portfolio	(740)	(1,080)	(1,820)
Emerging Markets Portfolio	(14,565)	(31,396)	(45,961)
Emerging Markets Small Cap Portfolio	(23,056)	(15,794)	(38,850)
Emerging Markets Value Portfolio	(51,755)	—	(51,755)
Emerging Markets Core Equity Portfolio	(47,544)	—	(47,544)
Emerging Markets Targeted Value Portfolio	(1,223)	(2,056)	(3,279)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$40,692	—	$(384,020)	$2,009,082	$1,665,754
International Core Equity Portfolio	306,366	—	(1,265,730)	9,065,458	8,106,094
Global Small Company Portfolio	1,302	$1,952	—	19,576	22,830
International Small Company Portfolio	306,340	367,879	—	2,939,662	3,613,881
Japanese Small Company Portfolio	8,625	9,423	—	71,540	89,588
Asia Pacific Small Company Portfolio	13,486	26,996	—	46,304	86,786
United Kingdom Small Company Portfolio	609	742	—	4,745	6,096
Continental Small Company Portfolio	10,051	13,197	—	230,638	253,886
DFA International Real Estate Securities Portfolio	448,351	—	(537,282)	12,844	(76,087)
DFA Global Real Estate Securities Portfolio	50,047	96,158	—	2,417,397	2,563,602
DFA International Small Cap Value Portfolio	284,171	38,835	—	2,128,251	2,451,257
International Vector Equity Portfolio	39,502	68,984	—	943,294	1,051,780
International High Relative Profitability Portfolio	10,940	10,953	—	489,184	511,077
World ex U.S. Value Portfolio	3,321	—	(9,885)	45,894	39,330
World ex U.S. Core Equity Portfolio	23,587	—	(100,475)	978,330	901,442
World Core Equity Portfolio	—	8,329	—	385,030	393,359
Selectively Hedged Global Equity Portfolio	5,390	13,787	—	148,706	167,883
Emerging Markets Portfolio	21,567	214,849	—	2,444,325	2,680,741
Emerging Markets Small Cap Portfolio	155,079	93,645	—	1,020,899	1,269,623

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Value Portfolio	$181,485	—	$(1,710,597)	$2,636,910	$1,107,798
Emerging Markets Core Equity Portfolio	182,437	—	(2,148,189)	8,909,426	6,943,674
Emerging Markets Targeted Value Portfolio	10,796	$10,941	—	42,666	64,403

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$384,020	$384,020
International Core Equity Portfolio	1,265,730	1,265,730
Global Small Company Portfolio	—	—
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	—	—
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	—	—
DFA International Real Estate Securities Portfolio	537,282	537,282
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	—	—
International High Relative Profitability Portfolio	—	—
World ex U.S. Value Portfolio	9,885	9,885
World ex U.S. Core Equity Portfolio	100,475	100,475
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,710,597	1,710,597
Emerging Markets Core Equity Portfolio	2,148,189	2,148,189
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$101,782
International Core Equity Portfolio	272,686
Global Small Company Portfolio	254
International Small Company Portfolio	311,522
Japanese Small Company Portfolio	4,708
Asia Pacific Small Company Portfolio	17,670
United Kingdom Small Company Portfolio	55

Continental Small Company Portfolio	$27,023
DFA International Small Cap Value Portfolio	427,289
International Vector Equity Portfolio	117,093
International High Relative Profitability Portfolio	26,305
World ex U.S. Value Portfolio	7,883
World ex U.S. Core Equity Portfolio	29,244
World Core Equity Portfolio	1,459
Emerging Markets Portfolio	149,571
Emerging Markets Small Cap Portfolio	395,108
Emerging Markets Value Portfolio	637,239
Emerging Markets Core Equity Portfolio	591,832

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,242,557	$2,159,880	$(150,672)	$2,009,208
International Core Equity Portfolio	26,675,979	11,314,807	(2,252,592)	9,062,215
Global Small Company Portfolio	80,911	18,156	—	18,156
International Small Company Portfolio	10,531,261	2,939,914	—	2,939,914
Japanese Small Company Portfolio	308,348	71,613	—	71,613
Asia Pacific Small Company Portfolio	335,341	46,308	—	46,308
United Kingdom Small Company Portfolio	39,419	8,087	(3,346)	4,741
Continental Small Company Portfolio	532,505	230,638	—	230,638
DFA International Real Estate Securities Portfolio	6,194,326	713,130	(699,671)	13,459
DFA Global Real Estate Securities Portfolio	8,328,063	2,648,735	(231,337)	2,417,398
DFA International Small Cap Value Portfolio	10,858,361	3,179,833	(1,052,322)	2,127,511
International Vector Equity Portfolio	2,874,292	1,143,997	(200,605)	943,392
International High Relative Profitability Portfolio	1,781,068	535,677	(46,497)	489,180
World ex U.S. Value Portfolio	262,198	46,383	—	46,383
World ex U.S. Core Equity Portfolio	3,203,619	1,289,404	(308,898)	980,506
World Core Equity Portfolio	704,721	385,030	—	385,030
Selectively Hedged Global Equity Portfolio	195,268	148,706	—	148,706
Emerging Markets Portfolio	3,739,638	2,490,152	—	2,490,152
Emerging Markets Small Cap Portfolio	4,058,588	1,058,119	—	1,058,119
Emerging Markets Value Portfolio	10,486,707	2,707,721	—	2,707,721
Emerging Markets Core Equity Portfolio	20,475,039	11,573,568	(2,498,617)	9,074,951
Emerging Markets Targeted Value Portfolio	192,272	55,915	(11,757)	44,158

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$1,397	45	$3,669	151
Shares Issued in Lieu of Cash Distributions	349	12	570	22
Shares Redeemed	(4,468)	(148)	(16,724)	(717)

Net Increase (Decrease) — Class R2 Shares	$(2,722)	(91)	$(12,485)	(544)

Institutional Class Shares
Shares Issued	$1,801,928	58,072	$3,019,595	131,537
Shares Issued in Lieu of Cash Distributions	368,063	12,127	425,160	16,845
Shares Redeemed	(5,470,382)	(175,490)	(5,831,173)	(249,652)

Net Increase (Decrease) — Institutional Class Shares	$(3,300,391)	(105,291)	$(2,386,418)	(101,270)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$48,340
International Core Equity Portfolio	—	266,565
Global Small Company Portfolio	—	146
International Small Company Portfolio	—	86,184
DFA International Real Estate Securities Portfolio	—	39,583
DFA International Small Cap Value Portfolio	—	115,129
International Vector Equity Portfolio	—	1,640
International High Relative Profitability Portfolio	—	4,911
World ex U.S. Core Equity Portfolio	—	28,420
Selectively Hedged Global Equity Portfolio	107,658	4,064
Emerging Markets Core Equity Portfolio	—	226,591

	Forward Currency Contracts*	Futures**
Emerging Markets Targeted Value Portfolio	$—	$1,700

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Equity Contracts*,(2)
Large Cap International Portfolio	$1,633	—	$1,633
International Core Equity Portfolio	9,003	—	9,003
International Small Company Portfolio	2,141	—	2,141
DFA International Real Estate Securities Portfolio	1,410	—	1,410
DFA International Small Cap Value Portfolio	4,502	—	4,502
International Vector Equity Portfolio	826	—	826
World ex U.S. Core Equity Portfolio	1,034	—	1,034
Selectively Hedged Global Equity Portfolio	838	$736	102
Emerging Markets Core Equity Portfolio	8,055	—	8,055
Emerging Markets Targeted Value Portfolio	54	—	54

Liability Derivatives Value
	Total Value	Forward
	at	Currency
	October 31, 2021	Contracts (3)
Selectively Hedged Global Equity Portfolio	$(389)	$(389)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$14,606	—	$14,606
International Core Equity Portfolio	79,338	—	79,338

	Realized Gain (Loss) on
	Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Global Small Company Portfolio	$35	—	$35	*
International Small Company Portfolio	26,350	—	26,350
DFA International Real Estate Securities Portfolio	13,260	—	13,260
DFA Global Real Estate Securities Portfolio	1,671	—	1,671	*
DFA International Small Cap Value Portfolio	26,234	—	26,234
International Vector Equity Portfolio	(437)	—	(437)
International High Relative Profitability Portfolio	2,062	—	2,062
World ex U.S. Core Equity Portfolio	8,882	—	8,882
World Core Equity Portfolio	(18)	—	(18	)*
Selectively Hedged Global Equity Portfolio	1,941	$694	1,247
Emerging Markets Core Equity Portfolio	67,395	—	67,395
Emerging Markets Targeted Value Portfolio	348	—	348

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$2,380	—	$2,380
International Core Equity Portfolio	10,863	—	10,863
International Small Company Portfolio	3,416	—	3,416
DFA International Real Estate Securities Portfolio	3,086	—	3,086
DFA International Small Cap Value Portfolio	9,695	—	9,695
International Vector Equity Portfolio	826	—	826
International High Relative Profitability Portfolio	145	—	145
World ex U.S. Core Equity Portfolio	1,632	—	1,632
Selectively Hedged Global Equity Portfolio	317	$121	196
Emerging Markets Core Equity Portfolio	15,950	—	15,950
Emerging Markets Targeted Value Portfolio	67	—	67

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2021 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
Description			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
UBSAG	—	—	—	—	—	$11	$11	—	—	$11
Citibank NA	—	—	—	—	—	29	29	—	—	29
Bank of America Corp.	$535	$535	—	—	$535	—	—	—	—	—
State Street Bank and Trust	167	167	$(1)	—	166	1	1	$(1)	—	—
HSBC Bank	—	—	—	—	—	267	267	—	—	267
Goldman Sachs International	15	15	—	—	15	—	—	—	—	—
Barclays Capital	—	—	—	—	—	23	23	—	—	23
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	56	56	—	—	56
JP Morgan	17	17	—	—	17	—	—	—	—	—
Morgan Stanley and Co. International	2	2	(2)	—	—	2	2	(2)	—	—

Total	$736	$736	$(3)	—	$733	$389	$389	$(3)	—	$386

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Large Cap International Portfolio	0.83%	$2,206	10	$1	$16,289	—
Global Small Company Portfolio	0.83%	258	35	—	2,031	—
International Small Company Portfolio	0.83%	4,651	5	1	15,443	—
DFA International Real Estate Securities Portfolio	0.84%	2,495	14	1	14,265	—
DFA Global Real Estate Securities Portfolio	0.83%	4,695	9	1	11,900	—
DFA International Small Cap Value Portfolio	0.83%	5,235	9	1	11,048	—
International Vector Equity Portfolio	0.83%	1,137	13	—	7,344	—
International High Relative Profitability Portfolio	0.81%	19,903	1	—	19,903	—
World ex U.S. Value Portfolio	0.83%	638	41	1	9,903	—
World ex U.S. Core Equity Portfolio	0.83%	2,422	14	1	7,282	—
World Core Equity Portfolio	0.83%	897	55	1	6,573	$142
Selectively Hedged Global Equity Portfolio	0.83%	4,360	2	—	4,401	—
Emerging Markets Core Equity Portfolio	0.84%	11,679	2	1	22,991	—
Emerging Markets Targeted Value Portfolio	0.84%	4,266	16	2	7,233	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2021
Emerging Markets Core Equity Portfolio	Borrower	0.44%	$10	1	—	$10	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$180,663	$60,935	$(8,996)
International Core Equity Portfolio	167,844	149,445	(11,095)
DFA Global Real Estate Securities Portfolio	36,687	137	11
DFA International Small Cap Value Portfolio	81,551	233,303	55,507
International Vector Equity Portfolio	24,237	45,657	10,045
International High Relative Profitability Portfolio	80,493	33,215	873
World ex U.S. Core Equity Portfolio	9,977	19,866	(2,408)
Emerging Markets Core Equity Portfolio	5,509	3,612	299
Emerging Markets Targeted Value Portfolio	292	1,418	100

K. Securities Lending:

As of October 31, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$55,186
International Core Equity Portfolio	314,556
DFA International Real Estate Securities Portfolio	16,995
DFA International Small Cap Value Portfolio	86,568
International Vector Equity Portfolio	49,380
International High Relative Profitability Portfolio	10,536
World ex U.S. Core Equity Portfolio	67,744
Emerging Markets Core Equity Portfolio	1,231,666
Emerging Markets Targeted Value Portfolio	7,426

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Large Cap International Portfolio
Common Stocks	$301,155	—	—	—	$301,155
International Core Equity Portfolio
Common Stocks, Rights/Warrants	1,595,091	—	—	—	1,595,091
DFA International Real Estate Securities Portfolio
Common Stocks	310,621	—	—	—	310,621
DFA Global Real Estate Securities Portfolio
Common Stocks	217,101	—	—	—	217,101
DFA International Small Cap Value Portfolio
Common Stocks	383,569	—	—	—	383,569
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	142,982	—	—	—	142,982
International High Relative Profitability Portfolio
Common Stocks	96,300	—	—	—	96,300
World ex U.S. Core Equity Portfolio
Common Stocks	144,566	—	—	—	144,566
Emerging Markets Core Equity Portfolio
Common Stocks	524,700	—	—	—	524,700
Emerging Markets Targeted Value Portfolio
Common Stocks	3,070	—	—	—	3,070

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

P. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	72%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	76%
Japanese Small Company Portfolio-Institutional Class	3	87%
Asia Pacific Small Company Portfolio-Institutional Class	2	92%
United Kingdom Small Company Portfolio-Institutional Class	4	94%
Continental Small Company Portfolio-Institutional Class	2	91%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	68%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	84%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International High Relative Profitability Portfolio-Institutional Class	3	90%
World ex U.S. Value Portfolio-Institutional Class	6	90%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World Core Equity Portfolio-Institutional Class	5	85%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	91%
Emerging Markets Portfolio-Institutional Class	3	63%
Emerging Markets Small Cap Portfolio-Institutional Class	4	65%
Emerging Markets Value Portfolio-Class R2	1	96%
Emerging Markets Value Portfolio-Institutional Class	2	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	65%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of Large Cap International Portfolio, International Core Equity Portfolio, Global Small Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings of Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio and schedules of investments of Global Small Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio (twenty-two of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Class R2 vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2021, the Master Fund held approximately 510 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 50.55% for the Portfolio’s Class R2 shares, 50.90% for the Portfolio’s Institutional Class shares, and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Master Fund’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,056.00	0.60%	$3.11
Institutional Class Shares	$1,000.00	$1,057.20	0.36%	$1.87
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.18	0.60%	$3.06
Institutional Class Shares	$1,000.00	$1,023.39	0.36%	$1.84

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,316,979,479

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,316,979,479

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

DFA
International
Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,316,979
Receivables:
Fund Shares Sold	2,639
Prepaid Expenses and Other Assets	56

Total Assets	8,319,674

LIABILITIES:
Payables:
Fund Shares Redeemed	3,955
Due to Advisor	705
Accrued Expenses and Other Liabilities	781

Total Liabilities	5,441

NET ASSETS	$8,314,233

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,753 and shares outstanding of 88,780	$19.74

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,312,480 and shares outstanding of 419,860,628	$19.80

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,198,087
Total Distributable Earnings (Loss)	1,116,146

NET ASSETS	$8,314,233

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

DFA
International
Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $28,683)	$301,702
Income from Securities Lending	2,931
Expenses Allocated from Affiliated Investment Companies	(17,844)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	286,789

Fund Expenses
Investment Management Fees	25,884
Accounting & Transfer Agent Fees	1,157
Shareholder Servicing Fees Class R2 Shares	3
Filing Fees	187
Shareholders’ Reports	172
Directors’/Trustees’ Fees & Expenses	89
Professional Fees	33
Other	45

Total Fund Expenses	27,570

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	3
Institutional Class Shares	16,403

Net Expenses	11,164

Net Investment Income (Loss)	275,625

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,522,431

Net Realized and Unrealized Gain (Loss)	2,900,411

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,176,036

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$275,625	$198,052
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	377,980	(316,959)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,522,431	(1,563,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,176,036	(1,682,069)

Distributions:
Class R2 Shares	(43)	(29)
Institutional Class Shares	(258,413)	(226,414)

Total Distributions	(258,456)	(226,443)

Capital Share Transactions (1):
Shares Issued	1,043,206	2,636,246
Shares Issued in Lieu of Cash Distributions	254,720	222,167
Shares Redeemed	(2,459,596)	(3,566,247)

Net Increase (Decrease) from Capital Share Transactions	(1,161,670)	(707,834)

Total Increase (Decrease) in Net Assets	1,755,910	(2,616,346)
Net Assets
Beginning of Year	6,558,323	9,174,669

End of Year	$8,314,233	$6,558,323

(1) Shares Issued and Redeemed:
Shares Issued	56,340	194,702
Shares Issued in Lieu of Cash Distributions	13,672	14,542
Shares Redeemed	(134,474)	(258,909)

Net Increase (Decrease) from Shares Issued and Redeemed	(64,462)	(49,665)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$13.50	$17.13	$17.68	$19.89	$16.27
Income from Investment Operations (A)
Net Investment Income (Loss)	0.62	0.38	0.58	0.54	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	6.17	(3.61)	(0.10)	(2.21)	3.61

Total from Investment Operations	6.79	(3.23)	0.48	(1.67)	4.16

Less Distributions:
Net Investment Income	(0.55)	(0.40)	(0.51)	(0.54)	(0.54)
Net Realized Gains	—	—	(0.52)	—	—

Total Distributions	(0.55)	(0.40)	(1.03)	(0.54)	(0.54)

Net Asset Value, End of Year	$19.74	$13.50	$17.13	$17.68	$19.89

Total Return	50.55%	(19.08%)	3.13%	(8.59%)	25.99%

Net Assets, End of Year (thousands)	$1,753	$835	$1,191	$1,477	$3,508
Ratio of Expenses to Average Net Assets (F)	0.60%	0.65%	0.69%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.80%	0.85%	0.89%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.31%	2.56%	3.43%	2.72%	3.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$13.54	$17.18	$17.74	$19.94	$16.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.62	0.38	0.63	0.60	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	6.23	(3.58)	(0.11)	(2.21)	3.66

Total from Investment Operations	6.85	(3.20)	0.52	(1.61)	4.22

Less Distributions:
Net Investment Income	(0.59)	(0.44)	(0.56)	(0.59)	(0.58)
Net Realized Gains	—	—	(0.52)	—	—

Total Distributions	(0.59)	(0.44)	(1.08)	(0.59)	(0.58)

Net Asset Value, End of Year	$19.80	$13.54	$17.18	$17.74	$19.94

Total Return	50.90%	(18.87%)	3.37%	(8.32%)	26.36%

Net Assets, End of Year (thousands)	$8,312,480	$6,557,488	$9,173,478	$9,421,965	$9,837,631
Ratio of Expenses to Average Net Assets (F)	0.36%	0.40%	0.44%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.56%	0.60%	0.64%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.36%	2.57%	3.70%	3.01%	3.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2021, the Portfolio owned 68% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.32	%*

*	Effective as of February 28, 2021, the management fee payable by the Portfolio was reduced from 0.35% to 0.30%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2021, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the

Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
DFA International Value Portfolio (1)	—	0.30%	—	$16,403	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.30%	—	3	—

(1)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.30% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$282

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2020	$226,443	—	—	$226,443
2021	258,456	—	—	258,456

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(2,374)	—	$(2,374)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed			Total Net
	Net Investment			Distributable
	Income and	Undistributed	Unrealized	Earnings
	Short-Term	Long-Term	Appreciation	(Accumulated
	Capital Gains	Capital Gains	(Depreciation)	Losses)
DFA International Value Portfolio	$109,693	—	$1,006,924	$1,116,617

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA International Value Portfolio	$349,633

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$7,309,852	$1,128,895	$(121,757)	$1,007,138

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$1,954	104	$354	23
Shares Issued in Lieu of Cash Distributions	43	2	29	2
Shares Redeemed	(1,495)	(80)	(473)	(32)

Net Increase (Decrease) — Class R2 Shares	$502	26	$(90)	(7)

Institutional Class Shares
Shares Issued	$1,041,251	56,236	$2,635,892	194,679
Shares Issued in Lieu of Cash Distributions	254,677	13,670	222,138	14,540
Shares Redeemed	(2,458,101)	(134,394)	(3,565,774)	(258,877)

Net Increase (Decrease) — Institutional Class Shares	$(1,162,173)	(64,488)	$(707,744)	(49,658)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio-Class R2	5	94%
DFA International Value Portfolio-Institutional Class	3	65%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Series have divested of all publicly traded securities identified as CMIC’s listed in the Order.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2021 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The United Kingdom Small Company Series vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2021, the Series held approximately 510 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 51.09% for the Series and 35.59% for the MSCI World ex USA Index (net dividends), the Series’ benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Series’ focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 1,820 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 13.08% for the Series and 13.18% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed. The Series’ exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed. Conversely, the Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those stocks underperformed.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 830 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 38.31% for the Series and 34.27% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ emphasis on stocks with smaller market capitalizations, particularly in Australia, contributed positively to relative performance, as larger stocks held by the index underperformed. The Series’ exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITs generally underperformed.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 51.93% for the Series and 45.72% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the period.

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 1,160 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 51.24% for the Series and 49.80% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price. The Series also generally excludes certain companies with high asset growth. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 59.72% for the Series and 53.21% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the period. The Series’ greater emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, as these stocks outperformed.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher- profitability within the large-cap segment of emerging markets. As of October 31, 2021, the Series held approximately 1,720 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 22.22% for the Series and 16.96% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. The Series’ greater allocation to stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts in emerging markets. The Portfolio’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 4,960 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 36.03% for the Series and 16.96% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,058.40	0.22%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,017.20	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,042.30	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,017.60	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,058.70	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,098.50	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The Emerging Markets Series
Actual Fund Return	$1,000.00	$964.10	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,008.40	0.27%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 24, 2021 (September 27, 2021 with respect to The United Kingdom Small Company Series). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.8%
Consumer Discretionary	14.7%
Consumer Staples	4.5%
Energy	12.6%
Financials	30.7%
Health Care	4.9%
Industrials	11.3%
Information Technology	0.9%
Materials	11.8%
Real Estate	2.3%
Utilities	1.5%

100.0%

The Japanese Small Company Series
Communication Services	3.1%
Consumer Discretionary	14.4%
Consumer Staples	7.3%
Energy	1.0%
Financials	8.4%
Health Care	4.5%
Industrials	30.5%
Information Technology	15.5%
Materials	12.1%
Real Estate	1.7%
Utilities	1.5%

100.0%

The Asia Pacific Small Company Series
Communication Services	6.4%
Consumer Discretionary	17.9%
Consumer Staples	8.0%
Energy	3.4%
Financials	12.4%
Health Care	6.0%
Industrials	12.0%
Information Technology	9.2%
Materials	14.3%
Real Estate	6.4%
Utilities	4.0%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.8%
Consumer Discretionary	20.0%
Consumer Staples	6.8%
Energy	2.3%
Financials	16.7%
Health Care	3.2%
Industrials	25.8%
Information Technology	8.6%
Materials	6.6%
Real Estate	3.7%
Utilities	2.5%

100.0%

The Continental Small Company Series
Communication Services	4.3%
Consumer Discretionary	10.3%
Consumer Staples	4.0%
Energy	2.4%
Financials	13.9%
Health Care	6.8%
Industrials	27.9%
Information Technology	11.2%
Materials	8.4%
Real Estate	6.5%
Utilities	4.3%

100.0%

The Canadian Small Company Series
Communication Services	1.4%
Consumer Discretionary	6.3%
Consumer Staples	5.2%
Energy	20.3%
Financials	11.5%
Health Care	1.5%
Industrials	12.3%
Information Technology	3.2%
Materials	24.6%
Real Estate	4.2%
Utilities	9.5%

100.0%

The Emerging Markets Series
Communication Services	9.5%
Consumer Discretionary	12.1%
Consumer Staples	6.7%
Energy	4.7%
Financials	19.4%
Health Care	4.0%
Industrials	6.7%
Information Technology	20.7%
Materials	11.0%
Real Estate	2.6%
Utilities	2.6%

100.0%

The Emerging Markets Small Cap Series
Communication Services	4.4%
Consumer Discretionary	13.1%
Consumer Staples	6.7%
Energy	2.0%
Financials	8.6%
Health Care	7.5%
Industrials	15.5%
Information Technology	16.5%
Materials	13.8%
Real Estate	6.9%
Utilities	5.0%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.0%)
Australia & New Zealand Banking Group Ltd.	6,888,410	$146,588,595	1.2%
National Australia Bank Ltd.	4,975,285	108,172,523	0.9%
Westpac Banking Corp.	8,060,284	156,813,850	1.3%
Other Securities		342,062,377	2.7%

TOTAL AUSTRALIA		753,637,345	6.1%

AUSTRIA — (0.0%)
Other Securities		1,511,840	0.0%

BELGIUM — (0.7%)
Other Securities		84,789,324	0.7%

CANADA — (9.4%)
# Bank of Montreal	180,174	19,562,040	0.2%
Bank of Montreal	1,448,818	157,211,241	1.3%
Bank of Nova Scotia	495,702	32,499,402	0.3%
Bank of Nova Scotia	1,698,160	111,331,370	0.9%
# Canadian Imperial Bank of Commerce	907,318	110,093,685	0.9%
Canadian Imperial Bank of Commerce	248,491	30,132,019	0.3%
Canadian Natural Resources Ltd.	489,228	20,792,981	0.2%
Canadian Natural Resources Ltd.	3,476,035	147,766,248	1.2%
Other Securities		557,468,956	4.3%

TOTAL CANADA		1,186,857,942	9.6%

DENMARK — (2.2%)
DSV AS	309,306	71,888,035	0.6%
# Vestas Wind Systems AS	1,973,579	85,317,056	0.7%
Other Securities		116,222,387	0.9%

TOTAL DENMARK		273,427,478	2.2%

FINLAND — (0.9%)
Other Securities		117,103,920	1.0%

FRANCE — (9.8%)
AXA SA	1,974,356	57,439,907	0.5%
# BNP Paribas SA	1,824,346	122,116,632	1.0%
Cie de Saint-Gobain	1,844,395	127,286,369	1.0%
Cie Generale des Etablissements Michelin SCA	622,212	97,822,573	0.8%
Orange SA	5,978,647	65,196,841	0.5%
TotalEnergies SE	6,840,726	342,549,007	2.8%
Other Securities		425,218,764	3.5%

TOTAL FRANCE		1,237,630,093	10.1%

GERMANY — (6.5%)
Allianz SE	559,039	129,814,638	1.1%
Bayerische Motoren Werke AG	1,003,964	101,436,507	0.8%
Daimler AG	2,568,275	254,933,183	2.1%
Volkswagen AG	111,321	36,190,216	0.3%
Other Securities		297,572,604	2.4%

TOTAL GERMANY		819,947,148	6.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (1.9%)
Other Securities		$241,189,297	2.0%

IRELAND — (0.4%)
Other Securities		46,959,387	0.4%

ISRAEL — (0.4%)
Other Securities		50,389,622	0.4%

ITALY — (1.9%)
Intesa Sanpaolo SpA	21,991,838	62,504,673	0.5%
Other Securities		172,510,027	1.4%

TOTAL ITALY		235,014,700	1.9%

JAPAN — (20.4%)
Hitachi Ltd.	997,700	57,492,003	0.5%
Honda Motor Co. Ltd.	3,522,000	104,173,232	0.8%
Mitsubishi Corp.	1,817,600	57,795,971	0.5%
ORIX Corp.	3,324,900	66,086,674	0.5%
SoftBank Group Corp.	1,571,580	85,081,195	0.7%
Takeda Pharmaceutical Co. Ltd.	2,595,871	72,855,226	0.6%
Toyota Motor Corp.	16,646,950	293,721,364	2.4%
# Toyota Motor Corp., Sponsored ADR	49,541	8,747,454	0.1%
Other Securities		1,825,296,083	14.8%

TOTAL JAPAN		2,571,249,202	20.9%

NETHERLANDS — (5.0%)
ING Groep NV	4,722,058	71,628,435	0.6%
Koninklijke Ahold Delhaize NV	4,840,597	157,476,505	1.3%
Koninklijke DSM NV	340,858	74,470,035	0.6%
Stellantis NV	3,600,675	71,894,458	0.6%
Other Securities		248,451,361	2.0%

TOTAL NETHERLANDS		623,920,794	5.1%

NEW ZEALAND — (0.2%)
Other Securities		30,228,390	0.2%

NORWAY — (1.1%)
Other Securities		132,380,863	1.1%

PORTUGAL — (0.1%)
Other Securities		9,221,253	0.1%

SINGAPORE — (0.7%)
Other Securities		88,513,432	0.7%

SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA	9,200,845	64,388,674	0.5%
# Banco Santander SA	42,993,563	163,078,151	1.4%
Other Securities		50,876,176	0.4%

TOTAL SPAIN		278,343,001	2.3%

SWEDEN — (2.7%)
Other Securities		337,295,776	2.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (8.3%)
ABB Ltd.	1,805,001	$59,715,251	0.5%
Cie Financiere Richemont SA	797,506	98,691,665	0.8%
Novartis AG	1,706,093	141,115,564	1.2%
Novartis AG, Sponsored ADR	794,280	65,734,613	0.5%
UBS Group AG	6,030,163	109,765,116	0.9%
# UBS Group AG	1,233,581	22,389,495	0.2%
Zurich Insurance Group AG	344,357	152,626,097	1.2%
Other Securities		392,342,286	3.2%

TOTAL SWITZERLAND		1,042,380,087	8.5%

UNITED KINGDOM — (13.9%)
Aviva PLC	13,916,649	75,093,073	0.6%
# Barclays PLC, Sponsored ADR	7,035,082	78,722,568	0.6%
BP PLC	7,690,578	36,844,794	0.3%
BP PLC, Sponsored ADR	5,912,515	170,221,307	1.4%
British American Tobacco PLC	3,024,009	105,188,388	0.9%
# British American Tobacco PLC, Sponsored ADR	838,885	29,293,864	0.2%
Glencore PLC	23,897,614	119,501,940	1.0%
HSBC Holdings PLC	13,535,003	81,550,718	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	69,889,024	0.6%
Lloyds Banking Group PLC	164,752,825	112,753,659	0.9%
Royal Dutch Shell PLC, Class B	283,225	6,499,652	0.0%
Royal Dutch Shell PLC, Sponsored ADR, Class B	8,519,230	390,521,503	3.2%
Vodafone Group PLC	58,351,986	86,002,139	0.7%
# Vodafone Group PLC, Sponsored ADR	4,011,201	59,967,459	0.5%
Other Securities		326,711,444	2.6%

TOTAL UNITED KINGDOM		1,748,761,532	14.2%

UNITED STATES — (0.0%)
Other Security		1,789,521	0.0%

TOTAL COMMON STOCKS		11,912,541,947	96.9%

PREFERRED STOCKS — (1.4%)
GERMANY — (1.4%)
Volkswagen AG	601,156	134,918,290	1.1%
Other Securities		44,965,817	0.4%

TOTAL GERMANY		179,884,107	1.5%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		275,183	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,175,872,330)		12,092,701,237

		Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§ The DFA Short Term Investment Fund	42,813,604	495,353,403	4.0%

TOTAL INVESTMENTS—(100.0%) (Cost $10,671,138,666)		$12,588,054,640	102.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	384	12/17/21	$85,247,563	$88,262,400	$3,014,837

Total Futures Contracts			$85,247,563	$88,262,400	$3,014,837

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$753,637,345	—	$753,637,345
Austria	—	1,511,840	—	1,511,840
Belgium	—	84,789,324	—	84,789,324
Canada	$1,186,857,942	—	—	1,186,857,942
Denmark	—	273,427,478	—	273,427,478
Finland	—	117,103,920	—	117,103,920
France	—	1,237,630,093	—	1,237,630,093
Germany	20,713,362	799,233,786	—	819,947,148
Hong Kong	—	241,189,297	—	241,189,297
Ireland	25,356,712	21,602,675	—	46,959,387
Israel	6,959,330	43,430,292	—	50,389,622
Italy	6,135,895	228,878,805	—	235,014,700
Japan	26,448,456	2,544,800,746	—	2,571,249,202
Netherlands	31,160,475	592,760,319	—	623,920,794
New Zealand	—	30,228,390	—	30,228,390
Norway	—	132,380,863	—	132,380,863
Portugal	—	9,221,253	—	9,221,253
Singapore	12,626,088	75,887,344	—	88,513,432
Spain	8,226,977	270,116,024	—	278,343,001
Sweden	—	337,295,776	—	337,295,776
Switzerland	105,717,225	936,662,862	—	1,042,380,087
United Kingdom	822,729,229	926,032,303	—	1,748,761,532
United States	1,789,521	—	—	1,789,521
Preferred Stocks
Germany	—	179,884,107	—	179,884,107
Rights/Warrants
Canada	—	275,183	—	275,183
Securities Lending Collateral	—	495,353,403	—	495,353,403
Futures Contracts**	3,014,837	—	—	3,014,837

TOTAL	$2,257,736,049	$10,333,333,428	—	$12,591,069,477

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
Other Securities		$105,693,477	3.1%

CONSUMER DISCRETIONARY — (14.2%)
Resorttrust, Inc.	523,464	9,276,381	0.3%
Takashimaya Co. Ltd.	914,300	8,465,774	0.3%
Other Securities		471,009,353	13.7%

TOTAL CONSUMER DISCRETIONARY		488,751,508	14.3%

CONSUMER STAPLES — (7.2%)
Milbon Co. Ltd.	159,852	9,570,980	0.3%
Nippon Suisan Kaisha Ltd.	1,912,300	10,868,179	0.3%
Sapporo Holdings Ltd.	392,620	8,518,732	0.3%
Other Securities		219,656,754	6.4%

TOTAL CONSUMER STAPLES		248,614,645	7.3%

ENERGY — (0.9%)
Other Securities		32,702,071	1.0%

FINANCIALS — (8.2%)
Credit Saison Co. Ltd.	735,700	9,019,474	0.3%
Hirogin Holdings, Inc.	1,512,200	8,331,078	0.3%
Jafco Group Co. Ltd.	204,100	12,931,197	0.4%
Other Securities		253,393,996	7.3%

TOTAL FINANCIALS		283,675,745	8.3%

HEALTH CARE — (4.4%)
H.U. Group Holdings, Inc.	362,400	8,937,241	0.3%
Nipro Corp.	809,400	8,224,859	0.2%
Other Securities		134,032,273	3.9%

TOTAL HEALTH CARE		151,194,373	4.4%

INDUSTRIALS — (29.9%)
Daiseki Co. Ltd.	292,755	13,664,852	0.4%
DMG Mori Co. Ltd.	728,000	12,536,750	0.4%
* Fujikura Ltd.	1,714,800	9,249,370	0.3%
Furukawa Electric Co. Ltd.	424,300	9,284,144	0.3%
GS Yuasa Corp.	375,183	8,167,598	0.2%
Hazama Ando Corp.	1,294,000	8,762,584	0.3%
Hitachi Zosen Corp.	1,034,779	8,113,625	0.2%
Inaba Denki Sangyo Co. Ltd.	327,400	7,853,534	0.2%
INFRONEER Holdings, Inc.	1,192,388	9,875,975	0.3%
Japan Steel Works Ltd.	348,100	10,226,224	0.3%
Meitec Corp.	166,200	9,996,518	0.3%
Mirait Holdings Corp.	583,135	11,215,268	0.3%
Nagase & Co. Ltd.	578,600	9,793,254	0.3%
Nichias Corp.	391,000	9,573,627	0.3%
Nishimatsu Construction Co. Ltd.	345,000	9,951,583	0.3%
# OSG Corp.	511,900	8,516,449	0.3%
Outsourcing, Inc.	768,100	14,734,721	0.4%
Penta-Ocean Construction Co. Ltd.	1,616,400	11,138,498	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Ushio, Inc.	651,100	$11,648,428	0.4%
Other Securities		838,064,288	24.4%

TOTAL INDUSTRIALS		1,032,367,290	30.2%

INFORMATION TECHNOLOGY — (15.2%)
Alps Alpine Co. Ltd.	1,039,300	10,155,061	0.3%
# Anritsu Corp.	636,100	10,548,092	0.3%
Daiwabo Holdings Co. Ltd.	582,700	10,258,415	0.3%
Ferrotec Holdings Corp.	232,000	7,782,329	0.2%
Macnica Fuji Electronics Holdings, Inc.	342,150	8,043,827	0.2%
Nippon Electric Glass Co. Ltd.	515,736	13,168,257	0.4%
NSD Co. Ltd.	508,160	9,682,738	0.3%
Tokyo Seimitsu Co. Ltd.	253,800	10,333,728	0.3%
Topcon Corp.	684,300	12,200,386	0.4%
Ulvac, Inc.	162,300	9,105,840	0.3%
Other Securities		423,947,927	12.4%

TOTAL INFORMATION TECHNOLOGY		525,226,600	15.4%

MATERIALS — (11.9%)
ADEKA Corp.	602,400	13,400,601	0.4%
# Asahi Holdings, Inc.	464,800	8,295,809	0.3%
Dowa Holdings Co. Ltd.	208,205	8,695,455	0.3%
Kobe Steel Ltd.	1,495,100	8,784,296	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	10,694,693	0.3%
Sumitomo Bakelite Co. Ltd.	192,800	8,664,946	0.3%
Toagosei Co. Ltd.	740,500	8,275,887	0.2%
Ube Industries Ltd.	430,100	8,013,345	0.2%
Yamato Kogyo Co. Ltd.	253,200	8,489,870	0.3%
Other Securities		326,086,787	9.4%

TOTAL MATERIALS		409,401,689	12.0%

REAL ESTATE — (1.7%)
Other Securities		57,897,941	1.7%

UTILITIES — (1.5%)
Nippon Gas Co. Ltd.	684,000	8,484,055	0.3%
West Holdings Corp.	143,603	8,026,221	0.2%
Other Securities		35,924,861	1.0%

TOTAL UTILITIES		52,435,137	1.5%

TOTAL COMMON STOCKS (Cost $2,886,201,109)		3,387,960,476	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	5,314,587	61,489,772	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,947,678,139)		$3,449,450,248	101.0%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,693,477	—	$105,693,477
Consumer Discretionary	—	488,751,508	—	488,751,508
Consumer Staples	—	248,614,645	—	248,614,645
Energy	—	32,702,071	—	32,702,071
Financials	—	283,675,745	—	283,675,745
Health Care	—	151,194,373	—	151,194,373
Industrials	$15,163,165	1,017,204,125	—	1,032,367,290
Information Technology	—	525,226,600	—	525,226,600
Materials	—	409,401,689	—	409,401,689
Real Estate	—	57,897,941	—	57,897,941
Utilities	—	52,435,137	—	52,435,137
Securities Lending Collateral	—	61,489,772	—	61,489,772

TOTAL	$15,163,165	$3,434,287,083	—	$3,449,450,248

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.8%)
AUSTRALIA — (59.7%)
*	AMP Ltd.	12,893,152	$10,548,526	0.6%
	ARB Corp. Ltd.	521,174	19,195,274	1.1%
	Bapcor Ltd.	2,189,248	13,204,770	0.7%
#	Breville Group Ltd.	681,670	15,172,506	0.8%
	Brickworks Ltd.	486,532	8,731,553	0.5%
	Carsales.com Ltd.	553,743	10,362,825	0.6%
	Challenger Ltd.	2,321,555	12,194,726	0.7%
*	Corporate Travel Management Ltd.	650,080	12,044,252	0.7%
	Credit Corp. Group Ltd.	442,571	10,527,755	0.6%
	CSR Ltd.	3,109,441	13,958,892	0.8%
	Downer EDI Ltd.	2,071,013	9,901,826	0.6%
	Eagers Automotive Ltd.	775,292	8,710,647	0.5%
	Elders Ltd.	1,009,369	9,169,814	0.5%
	Healius Ltd.	3,973,423	14,549,415	0.8%
	Iluka Resources Ltd.	1,999,707	14,266,701	0.8%
	IOOF Holdings Ltd.	3,815,495	11,809,268	0.7%
	IRESS Ltd.	1,225,060	11,168,044	0.6%
*	Lynas Rare Earths Ltd.	1,615,350	9,011,232	0.5%
#	Metcash Ltd.	6,296,220	19,404,717	1.1%
	nib holdings Ltd.	2,951,426	14,861,717	0.8%
*	Orocobre Ltd.	2,264,756	15,294,789	0.8%
	Orora Ltd.	5,931,076	14,837,472	0.8%
	Pendal Group Ltd.	2,058,779	10,413,306	0.6%
	Perpetual Ltd.	376,124	10,750,588	0.6%
*	Perseus Mining Ltd.	8,114,950	9,622,883	0.5%
	Premier Investments Ltd.	458,786	10,647,565	0.6%
	Reliance Worldwide Corp. Ltd.	3,629,454	15,959,122	0.9%
	Sandfire Resources Ltd.	2,725,681	11,481,645	0.6%
	Sims Ltd.	1,175,465	12,796,166	0.7%
	Spark Infrastructure Group	10,978,157	23,274,771	1.3%
*	Star Entertainment Grp Ltd.	3,941,041	10,951,914	0.6%
	Steadfast Group Ltd.	3,596,653	12,654,068	0.7%
	Super Retail Group Ltd.	1,085,264	10,646,830	0.6%
	Technology One Ltd.	1,674,190	15,547,005	0.9%
*	Webjet Ltd.	2,061,672	9,866,315	0.5%
*	Whitehaven Coal Ltd.	5,382,983	10,652,888	0.6%
#*	Zip Co. Ltd.	1,986,170	9,816,301	0.5%
	Other Securities		645,675,521	35.1%

TOTAL AUSTRALIA			1,109,683,609	60.9%

CHINA — (0.0%)
	Other Securities		138,963	0.0%

HONG KONG — (21.0%)
	ASM Pacific Technology Ltd.	1,406,800	15,222,149	0.8%
#	Kerry Logistics Network Ltd.	4,063,500	9,853,152	0.5%
	Luk Fook Holdings International Ltd.	3,577,000	9,748,695	0.5%
	Pacific Basin Shipping Ltd.	32,170,000	14,846,663	0.8%
	VTech Holdings Ltd.	1,345,100	10,357,891	0.6%
	Other Securities		331,012,861	18.2%

TOTAL HONG KONG			391,041,411	21.4%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
NEW ZEALAND — (6.5%)
Chorus Ltd.	2,826,320	$12,906,707	0.7%
# Freightways Ltd.	976,177	9,063,774	0.5%
Infratil Ltd.	3,435,660	20,385,406	1.1%
Mainfreight Ltd.	156,515	10,085,924	0.6%
SKYCITY Entertainment Group Ltd.	4,937,567	11,322,406	0.6%
Summerset Group Holdings Ltd.	985,298	10,250,669	0.6%
Other Securities		46,763,116	2.5%

TOTAL NEW ZEALAND		120,778,002	6.6%

SINGAPORE — (10.5%)
Sembcorp Industries Ltd.	6,027,400	8,995,759	0.5%
Singapore Press Holdings Ltd.	7,439,300	10,978,277	0.6%
Other Securities		176,291,309	9.7%

TOTAL SINGAPORE		196,265,345	10.8%

UNITED STATES — (0.1%)
Other Securities		1,189,681	0.1%

TOTAL COMMON STOCKS		1,819,097,011	99.8%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Security		68,066	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		138	0.0%

HONG KONG — (0.0%)
Other Security		7,842	0.0%

NEW ZEALAND — (0.0%)
Other Security		15,450	0.0%

SINGAPORE — (0.0%)
Other Securities		16,264	0.0%

TOTAL RIGHTS/WARRANTS		39,694	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,603,374,310)		1,819,204,771

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	3,509,676	40,606,949	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,643,976,673)		$1,859,811,720	102.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$12,676	$1,109,648,166	$22,767		$1,109,683,609
China	—	138,963	—		138,963
Hong Kong	—	390,169,707	871,704		391,041,411
New Zealand	—	120,778,002	—		120,778,002
Singapore	—	195,145,698	1,119,647		196,265,345
United States	—	1,189,681	—		1,189,681
Preferred Stocks
Australia	—	68,066	—		68,066
Rights/Warrants
Australia	—	138	—		138
Hong Kong	—	7,842	—		7,842
New Zealand	—	15,450	—		15,450
Singapore	—	16,264	—		16,264
Securities Lending Collateral	—	40,606,949	—		40,606,949

TOTAL	$12,676	$1,857,784,926	$2,014,118	^	$1,859,811,720

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.8%)
Daily Mail & General Trust PLC, Class A	1,003,074	$14,237,131	0.7%
Other Securities		57,764,428	3.1%

TOTAL COMMUNICATION SERVICES		72,001,559	3.8%

CONSUMER DISCRETIONARY — (19.8%)
Bellway PLC	417,887	18,961,147	1.0%
* Countryside Properties PLC	2,922,469	18,812,341	1.0%
Domino’s Pizza Group PLC	3,262,553	17,283,266	0.9%
* Frasers Group PLC	1,628,144	14,351,413	0.8%
Games Workshop Group PLC	157,764	20,837,762	1.1%
Greggs PLC	636,335	26,596,851	1.4%
Inchcape PLC	2,550,326	28,784,465	1.5%
* Marks & Spencer Group PLC	7,572,745	19,035,955	1.0%
Pets at Home Group PLC	3,262,961	21,532,073	1.1%
* Playtech PLC	1,947,421	18,527,516	1.0%
Redrow PLC	1,602,850	14,112,668	0.8%
Vistry Group PLC	898,922	15,053,083	0.8%
Other Securities		142,754,262	7.5%

TOTAL CONSUMER DISCRETIONARY		376,642,802	19.9%

CONSUMER STAPLES — (6.7%)
Britvic PLC	1,748,990	21,232,260	1.1%
Cranswick PLC	374,680	17,707,906	0.9%
Fevertree Drinks PLC	655,368	20,392,946	1.1%
Tate & Lyle PLC	2,419,131	21,435,384	1.1%
Other Securities		46,754,593	2.5%

TOTAL CONSUMER STAPLES		127,523,089	6.7%

ENERGY — (2.3%)
Other Securities		44,336,800	2.3%

FINANCIALS — (16.6%)
* Beazley PLC	3,279,338	17,442,492	0.9%
Close Brothers Group PLC	970,236	19,112,250	1.0%
Hiscox Ltd.	1,621,850	18,452,426	1.0%
IG Group Holdings PLC	2,149,742	23,326,151	1.2%
Man Group PLC	9,599,081	30,488,754	1.6%
Paragon Banking Group PLC	1,977,656	14,825,635	0.8%
Quilter PLC	10,641,392	22,656,903	1.2%
* Virgin Money UK PLC	5,337,722	14,829,830	0.8%
Other Securities		154,697,225	8.1%

TOTAL FINANCIALS		315,831,666	16.6%

HEALTH CARE — (3.2%)
* CVS Group PLC	436,875	14,888,932	0.8%
Other Securities		46,277,391	2.4%

TOTAL HEALTH CARE		61,166,323	3.2%

INDUSTRIALS — (25.6%)
Bodycote PLC	1,252,104	13,714,783	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Diploma PLC	628,300	$25,821,321	1.4%
Genuit Group PLC	1,416,533	12,853,080	0.7%
Grafton Group PLC	1,582,491	29,066,399	1.5%
Hays PLC	8,705,616	19,729,104	1.0%
IMI PLC	1,193,944	26,662,992	1.4%
* Meggitt PLC	2,411,365	24,757,023	1.3%
Pagegroup PLC	2,014,945	18,283,115	1.0%
Rotork PLC	5,214,504	25,207,456	1.3%
Travis Perkins PLC	1,046,773	22,129,674	1.2%
Ultra Electronics Holdings PLC	566,936	25,121,854	1.3%
Other Securities		243,351,972	12.9%

TOTAL INDUSTRIALS		486,698,773	25.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	514,578	18,918,353	1.0%
Softcat PLC	738,845	19,636,602	1.0%
Spectris PLC	433,873	22,323,692	1.2%
Spirent Communications PLC	4,206,131	16,515,848	0.9%
Other Securities		84,212,380	4.4%

TOTAL INFORMATION TECHNOLOGY		161,606,875	8.5%

MATERIALS — (6.5%)
Hill & Smith Holdings PLC	545,011	13,677,859	0.7%
Marshalls PLC	1,408,571	13,643,131	0.7%
Synthomer PLC	2,263,160	15,684,931	0.8%
Victrex PLC	576,646	18,032,016	1.0%
Other Securities		63,589,179	3.4%

TOTAL MATERIALS		124,627,116	6.6%

REAL ESTATE — (3.7%)
Grainger PLC	4,411,972	18,556,053	1.0%
* IWG PLC	3,858,261	16,364,344	0.9%
Savills PLC	986,247	19,181,608	1.0%
Other Securities		16,005,096	0.8%

TOTAL REAL ESTATE		70,107,101	3.7%

UTILITIES — (2.5%)
* Centrica PLC	19,338,945	15,964,039	0.8%
Drax Group PLC	2,521,289	18,336,886	1.0%
Other Securities		13,045,684	0.7%

TOTAL UTILITIES		47,346,609	2.5%

TOTAL COMMON STOCKS (Cost $1,462,298,964)		1,887,888,713	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,351,028	15,631,396	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,477,926,404)		$1,903,520,109	100.3%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,069	$71,946,490	—	$72,001,559
Consumer Discretionary	—	376,642,802	—	376,642,802
Consumer Staples	—	127,523,089	—	127,523,089
Energy	—	44,336,800	—	44,336,800
Financials	—	315,831,666	—	315,831,666
Health Care	—	61,166,323	—	61,166,323
Industrials	—	486,698,773	—	486,698,773
Information Technology	—	161,606,875	—	161,606,875
Materials	—	124,627,116	—	124,627,116
Real Estate	—	70,107,101	—	70,107,101
Utilities	—	47,346,609	—	47,346,609
Securities Lending Collateral	—	15,631,396	—	15,631,396

TOTAL	$55,069	$1,903,465,040	—	$1,903,520,109

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRIA — (3.1%)
ANDRITZ AG	473,948	$26,919,532	0.4%
Other Securities		187,051,424	2.9%

TOTALAUSTRIA		213,970,956	3.3%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	177,966	30,604,090	0.5%
D’ieteren Group	194,540	33,543,417	0.5%
Other Securities		197,897,761	3.0%

TOTAL BELGIUM		262,045,268	4.0%

CANADA — (0.0%)
Other Security		709,749	0.0%

DENMARK — (5.3%)
Ringkjoebing Landbobank AS	195,777	24,871,398	0.4%
Royal Unibrew AS	331,556	41,187,654	0.6%
# SimCorp AS	271,754	32,907,854	0.5%
Other Securities		260,732,463	4.0%

TOTAL DENMARK		359,699,369	5.5%

FINLAND — (5.8%)
Huhtamaki Oyj	673,038	29,346,505	0.4%
# Nokian Renkaat Oyj	768,570	28,861,457	0.4%
# Orion Oyj, Class B	636,552	27,564,996	0.4%
Valmet Oyj	924,559	37,533,401	0.6%
Other Securities		271,277,867	4.2%

TOTAL FINLAND		394,584,226	6.0%

FRANCE — (10.4%)
Faurecia SE	649,627	33,928,710	0.5%
Rexel SA	2,125,412	42,245,103	0.7%
* SOITEC	135,169	35,988,721	0.6%
Other Securities		598,104,390	9.1%

TOTAL FRANCE		710,266,924	10.9%

GERMANY — (15.1%)
Aurubis AG	287,587	24,781,328	0.4%
Freenet AG	1,000,321	25,763,506	0.4%
GEA Group AG	742,082	36,548,405	0.6%
# Gerresheimer AG	261,448	23,988,547	0.4%
Hugo Boss AG	459,212	28,754,576	0.4%
* K+S AG	1,479,794	25,500,212	0.4%
Lanxess AG	599,001	40,362,102	0.6%
# ProSiebenSat.1 Media SE	1,393,286	23,338,566	0.4%
Rheinmetall AG	309,902	30,068,830	0.5%
TAG Immobilien AG	1,033,296	31,392,640	0.5%
Other Securities		735,033,666	11.1%

TOTAL GERMANY		1,025,532,378	15.7%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (1.0%)
*	Bank of Ireland Group PLC	6,006,044	$35,779,124	0.6%
	Other Securities		30,504,504	0.4%

	TOTAL IRELAND		66,283,628	1.0%

	ISRAEL — (3.3%)
	Other Securities		225,995,115	3.4%

	ITALY — (8.3%)
	A2A SpA	12,233,648	25,743,846	0.4%
	Azimut Holding SpA	906,940	26,118,330	0.4%
#	Banco BPM SpA	12,107,842	37,652,859	0.6%
	Hera SpA	5,824,869	23,830,941	0.4%
	Italgas SpA	3,792,959	24,098,500	0.4%
	Reply SpA	148,015	28,730,201	0.4%
	Other Securities		396,359,830	6.0%

	TOTAL ITALY		562,534,507	8.6%

	NETHERLANDS — (6.7%)
	Aalberts NV	720,618	39,885,206	0.6%
	Arcadis NV	543,636	26,497,175	0.4%
	ASR Nederland NV	931,393	43,537,226	0.7%
	BE Semiconductor Industries NV	464,004	42,394,069	0.7%
	IMCD NV	226,957	50,394,583	0.8%
Ω	Signify NV	673,043	32,613,232	0.5%
	Other Securities		220,230,807	3.3%

	TOTAL NETHERLANDS		455,552,298	7.0%

	NORWAY — (2.0%)
	Other Securities		138,643,309	2.1%

	PORTUGAL — (0.7%)
	Other Securities		50,448,984	0.8%

	SPAIN — (5.2%)
*	Banco de Sabadell SA	36,662,284	29,505,685	0.5%
	Bankinter SA	4,259,580	23,453,290	0.4%
#	Enagas SA	1,045,470	23,459,790	0.4%
	Other Securities		275,109,321	4.1%

	TOTAL SPAIN		351,528,086	5.4%

	SWEDEN — (8.8%)
	Other Securities		598,208,203	9.1%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	118,457	25,053,150	0.4%
*	ams AG	1,241,971	24,588,933	0.4%
	Belimo Holding AG	62,238	36,184,269	0.6%
	Bucher Industries AG	55,557	28,039,159	0.4%
*	Flughafen Zurich AG	133,405	24,091,216	0.4%
	Georg Fischer AG	32,352	48,950,258	0.8%
	Helvetia Holding AG	249,056	29,635,381	0.5%
	Interroll Holding AG	4,928	23,908,178	0.4%
	PSP Swiss Property AG	341,202	42,652,293	0.7%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
	Siegfried Holding AG	33,622	$32,339,058	0.5%
Ω	VAT Group AG	148,293	70,888,598	1.1%
	Other Securities		641,701,155	9.5%

	TOTAL SWITZERLAND		1,028,031,648	15.7%

	UNITED KINGDOM — (0.1%)
	Other Securities		4,660,893	0.1%

	UNITED STATES — (0.0%)
	Other Security		1,294,368	0.0%

	TOTAL COMMON STOCKS		6,449,989,909	98.6%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		61,732,488	1.0%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
	Other Securities		12,299	0.0%

	PORTUGAL — (0.0%)
	Other Security		13,912	0.0%

	SPAIN — (0.0%)
	Other Security		715,382	0.0%

	TOTAL RIGHTS/WARRANTS		741,593	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $4,543,679,052)		6,512,463,990

			Value†
	SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	25,693,219	297,270,547	4.5%

	TOTAL INVESTMENTS—(100.0%) (Cost $4,840,922,007)		$6,809,734,537	104.1%

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,970,956	—	$213,970,956
Belgium	$7,688,844	254,356,424	—	262,045,268
Canada	—	709,749	—	709,749
Denmark	—	359,699,369	—	359,699,369
Finland	—	394,584,226	—	394,584,226
France	—	710,226,064	$40,860	710,266,924
Germany	14,482,505	1,011,049,873	—	1,025,532,378

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Ireland	—	$66,283,628	—		$66,283,628
Israel	$1,561,556	224,433,559	—		225,995,115
Italy	—	562,534,507	—		562,534,507
Netherlands	—	455,552,298	—		455,552,298
Norway	—	138,643,309	—		138,643,309
Portugal	—	50,448,984	—		50,448,984
Spain	—	351,528,086	—		351,528,086
Sweden	—	598,208,203	—		598,208,203
Switzerland	6,841,780	1,021,189,868	—		1,028,031,648
United Kingdom	—	4,660,893	—		4,660,893
United States	—	1,294,368	—		1,294,368
Preferred Stocks
Germany	—	61,732,488	—		61,732,488
Rights/Warrants
Austria	—	12,299	—		12,299
Portugal	—	13,912	—		13,912
Spain	—	715,382	—		715,382
Securities Lending Collateral	—	297,270,547	—		297,270,547

TOTAL	$30,574,685	$6,779,118,992	$40,860	^	$6,809,734,537

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (84.0%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$20,392,287	1.4%

CONSUMER DISCRETIONARY — (5.3%)
*	Aritzia, Inc.	463,368	18,248,672	1.3%
	Linamar Corp.	249,534	13,724,773	1.0%
	Other Securities		59,378,275	4.0%

TOTAL CONSUMER DISCRETIONARY			91,351,720	6.3%

CONSUMER STAPLES — (4.4%)
#	Maple Leaf Foods, Inc.	417,087	9,092,604	0.6%
#	Premium Brands Holdings Corp., Class A	197,300	21,322,620	1.5%
	Primo Water Corp.	813,424	12,948,006	0.9%
	Other Securities		32,050,901	2.2%

TOTAL CONSUMER STAPLES			75,414,131	5.2%

ENERGY — (17.1%)
	ARC Resources Ltd.	2,991,363	28,690,593	2.0%
	Crescent Point Energy Corp.	2,888,800	14,518,694	1.0%
#	Crescent Point Energy Corp.	192,400	967,772	0.1%
#	Enerplus Corp.	1,287,055	12,188,336	0.8%
#	Gibson Energy, Inc.	940,791	18,958,733	1.3%
#	Keyera Corp.	445,938	11,429,503	0.8%
*	MEG Energy Corp.	2,470,617	22,138,932	1.5%
#	Parex Resources, Inc.	786,291	15,267,108	1.1%
#	Parkland Corp.	763,190	22,206,264	1.5%
#	PrairieSky Royalty Ltd.	1,064,207	13,096,212	0.9%
#	Whitecap Resources, Inc.	3,150,760	18,915,763	1.3%
	Other Securities		115,895,851	8.0%

TOTAL ENERGY			294,273,761	20.3%

FINANCIALS — (9.6%)
#	Canadian Western Bank	475,702	15,217,390	1.0%
	CI Financial Corp.	967,840	22,068,879	1.5%
#	ECN Capital Corp.	2,488,693	21,637,311	1.5%
#	Element Fleet Management Corp.	1,811,383	19,685,764	1.4%
#*	Home Capital Group, Inc., Class B	303,217	9,839,362	0.7%
#	Laurentian Bank of Canada	412,090	13,875,073	1.0%
	Other Securities		63,879,527	4.3%

TOTAL FINANCIALS			166,203,306	11.4%

HEALTH CARE — (1.2%)
	Other Securities		21,366,735	1.5%

INDUSTRIALS — (10.3%)
#*	ATS Automation Tooling Systems, Inc.	441,354	15,017,305	1.0%
#*	Bombardier, Inc., Class B	6,140,801	9,874,106	0.7%
	Finning International, Inc.	890,113	26,352,408	1.8%
	LifeWorks, Inc.	401,948	10,389,719	0.7%
	Richelieu Hardware Ltd.	361,973	12,778,442	0.9%
#	SNC-Lavalin Group, Inc.	655,742	17,638,697	1.2%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Stantec, Inc.	287,574	$15,893,715	1.1%
	Other Securities		69,576,440	4.8%

TOTAL INDUSTRIALS			177,520,832	12.2%

INFORMATION TECHNOLOGY — (2.7%)
	Enghouse Systems Ltd.	263,395	11,422,438	0.8%
#*	Kinaxis, Inc.	99,954	15,513,223	1.1%
	Other Securities		19,131,094	1.3%

TOTAL INFORMATION TECHNOLOGY			46,066,755	3.2%

MATERIALS — (20.7%)
	Alamos Gold, Inc., Class A	2,157,397	16,002,666	1.1%
	Alamos Gold, Inc., Class A	2,642	19,656	0.0%
#	B2Gold Corp.	2,045,993	8,447,822	0.6%
	B2Gold Corp.	1,728,490	7,155,949	0.5%
#*	Capstone Mining Corp.	2,456,528	10,301,697	0.7%
#	Centerra Gold, Inc.	1,270,606	9,527,493	0.7%
#	Endeavour Mining PLC	421,513	10,708,128	0.7%
#	Methanex Corp.	208,917	9,358,725	0.6%
	Methanex Corp.	127,282	5,699,688	0.4%
	SSR Mining, Inc.	988,019	15,583,490	1.1%
#	SSR Mining, Inc.	184,815	2,916,381	0.2%
	Stella-Jones, Inc.	301,231	10,814,232	0.7%
#	Yamana Gold, Inc.	4,784,888	18,790,042	1.3%
	Yamana Gold, Inc.	588,814	2,325,815	0.2%
	Other Securities		229,187,240	15.8%

TOTAL MATERIALS			356,839,024	24.6%

REAL ESTATE — (3.5%)
#	Altus Group Ltd.	261,893	13,735,839	1.0%
	Colliers International Group, Inc.	134,012	19,441,269	1.3%
	Colliers International Group, Inc.	4,163	605,175	0.0%
#	Tricon Residential, Inc.	706,476	10,280,893	0.7%
	Other Securities		16,340,781	1.2%

TOTAL REAL ESTATE			60,403,957	4.2%

UTILITIES — (8.0%)
#	AltaGas Ltd.	508,361	10,523,763	0.7%
	Atco Ltd., Class I	392,922	13,334,457	0.9%
#	Boralex, Inc., Class A	549,954	17,019,423	1.2%
#	Brookfield Infrastructure Corp., Class A	337,306	20,446,587	1.4%
#	Capital Power Corp.	771,649	25,345,452	1.8%
#	Innergex Renewable Energy, Inc.	652,084	10,854,015	0.8%
#	Superior Plus Corp.	829,579	9,230,206	0.6%
	TransAlta Corp.	1,784,708	20,015,956	1.4%
#	TransAlta Renewables, Inc.	614,934	9,102,772	0.6%
	Other Securities		2,067,716	0.1%

TOTAL UTILITIES			137,940,347	9.5%

TOTAL COMMON STOCKS			1,447,772,855	99.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Security		$308,498	0.0%

TOTAL RIGHTS/WARRANTS		308,498	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,069,056,866)		1,448,081,353

		Value†
SECURITIES LENDING COLLATERAL — (16.0%)
@§ The DFA Short Term Investment Fund	23,890,671	276,415,069	19.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,345,455,217)		$1,724,496,422	118.8%

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,392,287	—	—	$20,392,287
Consumer Discretionary	91,314,123	$37,597	—	91,351,720
Consumer Staples	75,414,131	—	—	75,414,131
Energy	294,213,404	60,357	—	294,273,761
Financials	166,203,306	—	—	166,203,306
Health Care	19,490,590	1,876,145	—	21,366,735
Industrials	177,520,832	—	—	177,520,832
Information Technology	46,066,755	—	—	46,066,755
Materials	356,051,981	787,043	—	356,839,024
Real Estate	60,403,957	—	—	60,403,957
Utilities	137,940,347	—	—	137,940,347
Rights/Warrants
Energy	—	308,498	—	308,498
Securities Lending Collateral	—	276,415,069	—	276,415,069

TOTAL	$1,445,011,713	$279,484,709	—	$1,724,496,422

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (3.0%)
	Vale SA	2,960,013	$37,557,408	0.6%
	Other Securities		153,559,145	2.4%

TOTAL BRAZIL			191,116,553	3.0%

CHILE — (0.4%)
	Other Securities		26,696,504	0.4%

CHINA — (31.5%)
*	Alibaba Group Holding Ltd.	714,100	14,683,794	0.3%
*	Alibaba Group Holding Ltd., Sponsored ADR	929,746	153,352,305	2.4%
*	Baidu, Inc., Class A	766,950	15,671,958	0.3%
*	Baidu, Inc., Sponsored ADR	137,226	22,263,546	0.4%
	BYD Co. Ltd., Class H	514,386	19,674,020	0.3%
	China Construction Bank Corp., Class H	79,728,590	54,261,738	0.9%
	China Gas Holdings Ltd.	6,299,200	15,722,928	0.3%
	China Merchants Bank Co. Ltd., Class H	3,434,554	28,782,038	0.5%
	China Overseas Land & Investment Ltd.	7,665,500	16,906,687	0.3%
#	China Resources Land Ltd.	5,690,666	22,110,902	0.4%
	CSPC Pharmaceutical Group Ltd.	17,069,200	17,811,704	0.3%
	Geely Automobile Holdings Ltd.	8,400,000	29,153,372	0.5%
	Industrial & Commercial Bank of China Ltd., Class H	53,639,185	29,402,967	0.5%
*	JD.com, Inc., ADR	248,488	19,451,641	0.3%
	Kweichow Moutai Co. Ltd., Class A	65,693	18,746,074	0.3%
	Lenovo Group Ltd.	18,933,278	20,560,934	0.3%
	Li Ning Co. Ltd.	1,623,500	17,915,414	0.3%
*Ω	Meituan, Class B	1,192,700	40,585,923	0.7%
	NetEase, Inc., ADR	271,103	26,456,942	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	5,400,000	38,678,739	0.6%
	Tencent Holdings Ltd.	3,951,600	240,375,009	3.8%
*Ω	Wuxi Biologics Cayman, Inc.	1,151,000	17,434,142	0.3%
*Ω	Xiaomi Corp., Class B	7,645,200	20,898,571	0.4%
	Yum China Holdings, Inc.	543,135	31,002,146	0.5%
	Other Securities		1,080,031,787	16.6%

TOTAL CHINA			2,011,935,281	31.9%

COLOMBIA — (0.2%)
	Other Securities		12,316,697	0.2%

CZECH REPUBLIC — (0.1%)
	Other Securities		9,027,755	0.1%

EGYPT — (0.1%)
	Other Securities		3,891,591	0.1%

GREECE — (0.3%)
	Other Securities		16,700,764	0.3%

HONG KONG — (0.1%)
	Other Securities		5,532,184	0.1%

HUNGARY — (0.3%)
	Other Securities		21,255,120	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (13.3%)
HDFC Bank Ltd.	2,163,503	$45,977,515	0.7%
Hindustan Unilever Ltd.	531,688	16,988,292	0.3%
Housing Development Finance Corp. Ltd.	698,168	26,588,873	0.4%
Infosys Ltd.	1,828,393	40,997,003	0.7%
Infosys Ltd., Sponsored ADR	859,642	19,152,824	0.3%
Reliance Industries Ltd.	1,571,323	53,401,933	0.9%
Tata Consultancy Services Ltd.	680,063	30,968,780	0.5%
Tata Steel Ltd.	955,424	16,866,667	0.3%
Other Securities		598,311,580	9.4%

TOTAL INDIA		849,253,467	13.5%

INDONESIA — (1.7%)
Bank Central Asia Tbk PT	32,282,500	17,070,253	0.3%
Other Securities		94,597,970	1.5%

TOTAL INDONESIA		111,668,223	1.8%

MALAYSIA — (1.5%)
Other Securities		98,689,277	1.6%

MEXICO — (2.1%)
# America Movil SAB de CV	23,862,904	21,245,727	0.4%
Other Securities		109,965,104	1.7%

TOTAL MEXICO		131,210,831	2.1%

NETHERLANDS — (0.1%)
Other Security		3,847,242	0.1%

PERU — (0.1%)
Other Securities		6,418,615	0.1%

PHILIPPINES — (0.7%)
Other Securities		47,693,384	0.8%

POLAND — (0.9%)
Other Securities		54,588,905	0.9%

QATAR — (0.6%)
Other Securities		37,606,118	0.6%

RUSSIA — (1.3%)
Sberbank of Russia PJSC, Sponsored ADR	998,144	20,017,792	0.3%
Other Securities		65,279,760	1.0%

TOTAL RUSSIA		85,297,552	1.3%

SAUDI ARABIA — (3.3%)
Al Rajhi Bank	758,186	28,047,881	0.5%
Saudi Basic Industries Corp.	442,004	15,234,307	0.2%
Saudi National Bank	1,236,879	21,713,030	0.4%
Other Securities		144,192,509	2.2%

TOTAL SAUDI ARABIA		209,187,727	3.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value »	Percentage of Net Assets‡
SOUTH AFRICA — (3.6%)
* MTN Group Ltd.	2,885,932	$25,878,521	0.4%
Other Securities		201,110,643	3.2%

TOTAL SOUTH AFRICA		226,989,164	3.6%

SOUTH KOREA — (13.1%)
KB Financial Group, Inc.	376,407	18,219,547	0.3%
LG Chem Ltd.	28,624	20,539,289	0.3%
LG Electronics, Inc.	199,804	20,670,498	0.3%
POSCO	75,709	19,202,198	0.3%
Samsung Electronics Co. Ltd.	3,831,702	229,415,933	3.6%
Samsung Electronics Co. Ltd., GDR	105	157,220	0.0%
SK Hynix, Inc.	475,556	41,920,530	0.7%
Other Securities		489,256,441	7.8%

TOTAL SOUTH KOREA		839,381,656	13.3%

TAIWAN — (16.5%)
Evergreen Marine Corp. Taiwan Ltd.	4,324,222	15,561,495	0.3%
Hon Hai Precision Industry Co. Ltd.	5,794,322	22,368,040	0.4%
MediaTek, Inc.	776,995	25,572,990	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,380,808	326,385,203	5.2%
United Microelectronics Corp.	8,584,000	17,820,160	0.3%
Other Securities		649,615,769	10.2%

TOTAL TAIWAN		1,057,323,657	16.8%

THAILAND — (1.8%)
Other Securities		115,888,768	1.8%

TURKEY — (0.4%)
Other Securities		28,003,484	0.4%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		40,760,055	0.6%

UNITED STATES — (0.0%)
Other Security		1,379,532	0.0%

TOTAL COMMON STOCKS		6,243,660,106	99.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		42,291,948	0.7%

CHILE — (0.0%)
Other Security		975,429	0.0%

COLOMBIA — (0.0%)
Other Securities		2,163,748	0.0%

SOUTH KOREA — (0.0%)
Other Securities		220,593	0.0%

TOTAL PREFERRED STOCKS		45,651,718	0.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value »	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
THAILAND — (0.0%)
Other Securities		$372,849	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,711,438,631)		6,289,684,673

		Value†
SECURITIES LENDING COLLATERAL — (1.7%) @§ The DFA Short Term Investment Fund	9,324,531	107,884,825	1.7%

TOTAL INVESTMENTS— (100.0%) (Cost $3,819,309,985)		$6,397,569,498	101.4%

As of October 31, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index.	650	12/17/21	$42,358,988	$41,015,000	$(1,343,988)
S&P 500® Emini Index.	26	12/17/21	5,584,545	5,976,100	391,555

Total Futures Contracts.			$47,943,533	$46,991,100	$(952,433)

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$191,116,553	—	—	$191,116,553
Chile	13,782,759	$12,913,745	—	26,696,504
China	354,617,905	1,652,811,475	$4,505,901	2,011,935,281
Colombia	12,316,697	—	—	12,316,697
Czech Republic	—	9,027,755	—	9,027,755
Egypt	3,183	3,888,408	—	3,891,591
Greece	—	16,687,636	13,128	16,700,764
Hong Kong	930,840	4,601,344	—	5,532,184
Hungary	—	21,255,120	—	21,255,120
India	39,363,772	809,889,695	—	849,253,467
Indonesia	—	111,668,223	—	111,668,223
Malaysia	—	98,689,277	—	98,689,277
Mexico	131,210,831	—	—	131,210,831
Netherlands	—	3,847,242	—	3,847,242
Peru	6,418,615	—	—	6,418,615
Philippines	1,560,460	46,132,924	—	47,693,384
Poland	—	54,588,905	—	54,588,905
Qatar	—	37,606,118	—	37,606,118
Russia	15,912,841	69,384,711	—	85,297,552
Saudi Arabia	—	209,187,727	—	209,187,727
South Africa	40,943,383	186,045,781	—	226,989,164
South Korea	8,895,927	830,485,729	—	839,381,656

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Taiwan	$5,760,517	$1,051,555,679	$7,461		$1,057,323,657
Thailand	115,888,768	—	—		115,888,768
Turkey	—	28,003,484	—		28,003,484
United Arab Emirates	—	40,760,055	—		40,760,055
United States	1,379,532	—	—		1,379,532
Preferred Stocks
Brazil	42,291,948	—	—		42,291,948
Chile	—	975,429	—		975,429
Colombia	2,163,748	—	—		2,163,748
South Korea	—	220,593	—		220,593
Rights/Warrants
Thailand	—	372,849	—		372,849
Securities Lending Collateral	—	107,884,825	—		107,884,825
Futures Contracts**	(952,433)	—	—		(952,433)

TOTAL	$983,605,846	$5,408,484,729	$4,526,490	^	$6,396,617,065

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
BRAZIL — (3.6%)
*	Petro Rio SA	3,259,660	$13,555,445	0.3%
	TOTVS SA	1,646,258	9,555,870	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,415,423	9,194,055	0.2%
	Other Securities		157,659,109	3.0%

TOTAL BRAZIL			189,964,479	3.7%

CHILE — (0.5%)
	Other Securities		28,698,405	0.6%

CHINA — (26.3%)
*	51job, Inc., ADR	134,562	8,014,513	0.2%
	AAC Technologies Holdings, Inc.	2,265,000	9,789,819	0.2%
#	Bosideng International Holdings Ltd.	13,134,000	10,176,925	0.2%
	China Conch Venture Holdings Ltd.	2,567,000	12,473,940	0.3%
	China Everbright Environment Group Ltd.	15,300,000	10,510,411	0.2%
	China Medical System Holdings Ltd.	6,331,500	10,720,614	0.2%
	China Meidong Auto Holdings Ltd.	2,280,000	11,778,083	0.2%
#	China Power International Development Ltd.	17,284,333	8,683,460	0.2%
#	China Resources Cement Holdings Ltd.	10,766,000	9,053,174	0.2%
	China Resources Power Holdings Co. Ltd.	5,582,000	14,447,459	0.3%
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	9,792,382	0.2%
	Chinasoft International Ltd.	9,800,000	16,363,347	0.3%
	Dongfeng Motor Group Co. Ltd., Class H	8,526,000	7,940,750	0.2%
#	Dongyue Group Ltd.	5,073,000	11,802,904	0.3%
#*††	GCL-Poly Energy Holdings Ltd.	71,015,000	13,554,049	0.3%
	Haitian International Holdings Ltd.	2,659,000	7,749,639	0.2%
	Hengan International Group Co. Ltd.	2,283,500	11,933,416	0.3%
	Hopson Development Holdings Ltd.	2,891,350	7,845,867	0.2%
*Ω	Hua Hong Semiconductor Ltd.	2,037,000	10,222,196	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	168,450	10,076,679	0.2%
	Kingboard Holdings Ltd.	2,738,421	11,933,504	0.3%
	Kingsoft Corp. Ltd.	3,235,800	13,807,297	0.3%
	Kunlun Energy Co. Ltd.	13,120,000	11,949,431	0.3%
	Minth Group Ltd.	3,117,000	12,388,331	0.3%
	Nine Dragons Paper Holdings Ltd.	7,447,000	9,364,604	0.2%
#	Shandong Weigao Group Medical Polymer Co. Ltd.,
	Class H	4,728,000	8,053,345	0.2%
	Sinopharm Group Co. Ltd., Class H	3,858,800	9,162,773	0.2%
	Wharf Holdings Ltd.	2,285,000	7,944,418	0.2%
Ω	Yadea Group Holdings Ltd.	4,848,000	8,329,692	0.2%
#	Yihai International Holding Ltd.	1,546,000	9,055,867	0.2%
*	Zhuzhou CRRC Times Electric Co., Class H	1,775,000	8,481,861	0.2%
	Other Securities		1,062,128,452	19.8%

TOTAL CHINA			1,385,529,202	27.0%

COLOMBIA — (0.2%)
	Other Securities		8,479,068	0.2%

GREECE — (0.3%)
	Other Securities		16,354,784	0.3%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.2%)
Other Securities		$10,277,210	0.2%

HUNGARY — (0.1%)
Other Securities		4,328,456	0.1%

INDIA — (14.8%)
Adani Enterprises Ltd.	453,788	8,641,485	0.2%
Crompton Greaves Consumer Electricals Ltd.	1,658,783	10,335,675	0.2%
Mphasis Ltd.	249,485	10,818,021	0.2%
Persistent Systems Ltd.	231,687	12,169,563	0.2%
Tata Power Co. Ltd.	4,179,112	12,094,135	0.2%
Tube Investments of India Ltd.	445,137	8,319,447	0.2%
Zee Entertainment Enterprises Ltd.	2,031,434	8,203,858	0.2%
Other Securities		711,338,472	13.9%

TOTAL INDIA		781,920,656	15.3%

INDONESIA — (1.7%)
Other Securities		90,677,432	1.8%

MALAYSIA — (1.6%)
Other Securities		86,798,444	1.7%

MEXICO — (2.4%)
#* Grupo Simec SAB de CV, Class B	959,651	7,924,532	0.2%
* Industrias CH SAB de CV, Class B	1,830,376	15,869,541	0.3%
Other Securities		101,377,483	1.9%

TOTAL MEXICO		125,171,556	2.4%

PHILIPPINES — (1.0%)
Other Securities		54,455,930	1.1%

POLAND — (1.2%)
Grupa Kety SA	58,412	9,172,305	0.2%
Other Securities		51,404,701	1.0%

TOTAL POLAND		60,577,006	1.2%

QATAR — (0.5%)
Other Securities		27,109,917	0.5%

RUSSIA — (0.3%)
Other Securities		15,459,484	0.3%

SAUDI ARABIA — (2.7%)
Other Securities		139,726,858	2.7%

SOUTH AFRICA — (3.7%)
Barloworld Ltd.	1,009,065	8,474,223	0.2%
* Foschini Group Ltd.	934,267	7,922,967	0.2%
SPAR Group Ltd.	617,202	7,880,596	0.2%
# Woolworths Holdings Ltd.	3,014,039	10,609,503	0.2%
Other Securities		162,316,269	3.0%

TOTAL SOUTH AFRICA		197,203,558	3.8%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (15.5%)
# Wemade Co. Ltd.	85,510	$13,380,561	0.3%
Other Securities		801,898,275	15.6%

TOTAL SOUTH KOREA		815,278,836	15.9%

TAIWAN — (16.4%)
# TA Chen Stainless Pipe	6,855,946	10,848,523	0.2%
Other Securities		855,859,869	16.7%

TOTAL TAIWAN		866,708,392	16.9%

THAILAND — (2.5%)
Other Securities		129,555,886	2.5%

TURKEY — (0.7%)
Other Securities		37,538,108	0.7%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		24,862,263	0.5%

UNITED KINGDOM — (0.0%)
Other Security		881,800	0.0%

TOTAL COMMON STOCKS.		5,097,557,730	99.4%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		29,697,009	0.6%

CHILE — (0.0%)
Other Security		653,901	0.0%

PHILIPPINES — (0.0%)
Other Security		569,875	0.0%

THAILAND — (0.0%)
Other Security		1,701,800	0.0%

TOTAL PREFERRED STOCKS		32,622,585	0.6%

RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
Other Securities		287	0.0%

INDONESIA — (0.0%)
Other Security		6,211	0.0%

SOUTH KOREA — (0.0%)
Other Securities		25,734	0.0%

TAIWAN — (0.0%)
Other Securities		39,291	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities.		$192,848	0.0%

TOTAL RIGHTS/WARRANTS		264,371	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,960,382,989).		5,130,444,686

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	12,375,122	143,180,163	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,103,547,624).		$5,273,624,849	102.8%

As of October 31, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index.	400	12/17/21	$25,186,156	$25,240,000	$53,844

Total Futures Contracts.			$25,186,156	$25,240,000	$53,844

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$189,964,479	—	—	$189,964,479
Chile	53,743	$28,644,662	—	28,698,405
China	88,808,409	1,273,676,800	$23,043,993	1,385,529,202
Colombia	8,479,068	—	—	8,479,068
Greece	—	16,354,784	—	16,354,784
Hong Kong	1,120,518	8,861,567	295,125	10,277,210
Hungary	—	4,328,456	—	4,328,456
India	1,286,534	780,623,279	10,843	781,920,656
Indonesia	232,661	89,424,388	1,020,383	90,677,432
Malaysia	—	86,797,023	1,421	86,798,444
Mexico	118,747,907	6,406,078	17,571	125,171,556
Philippines	—	54,449,567	6,363	54,455,930
Poland	—	60,577,006	—	60,577,006
Qatar	—	27,109,917	—	27,109,917
Russia	15,459,484	—	—	15,459,484
Saudi Arabia	764,967	138,961,891	—	139,726,858
South Africa	7,373,876	189,829,682	—	197,203,558
South Korea	390,687	813,492,034	1,396,115	815,278,836
Taiwan	—	866,392,584	315,808	866,708,392
Thailand	129,543,804	—	12,082	129,555,886
Turkey	—	37,538,108	—	37,538,108
United Arab Emirates	—	24,786,935	75,328	24,862,263
United Kingdom	—	881,800	—	881,800

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$29,618,432	$78,577	—	$29,697,009
Chile	—	653,901	—	653,901
Philippines	—	569,875	—	569,875
Thailand	1,701,800	—	—	1,701,800
Rights/Warrants
Chile	—	287	—	287
Indonesia	—	6,211	—	6,211
South Korea	—	25,734	—	25,734
Taiwan	—	39,291	—	39,291
Thailand	—	192,848	—	192,848
Securities Lending Collateral	—	143,180,163	—	143,180,163
Futures Contracts**	53,844	—	—	53,844

TOTAL	$593,600,213	$4,653,883,448	$26,195,032^	$5,273,678,693

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $499,686, $126,139, $139,195 and $13,650 of securities on loan, respectively)	$12,092,701	$3,387,960	$1,819,205	$1,887,889
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $495,266, $61,477, $40,602 and $15,627, respectively)	495,353	61,490	40,607	15,631
Segregated Cash for Futures Contracts	4,416	—	—	—
Foreign Currencies at Value	76,624	1,399	4,461	5,028
Cash	111	1,080	71	500
Receivables:
Investment Securities Sold	60,993	3,578	5,517	1,844
Dividends, Interest and Tax Reclaims	79,542	24,682	216	5,823
Securities Lending Income	333	124	337	7
Futures Margin Variation	183	—	—	—
Unrealized Gain on Foreign Currency Contracts	48	5	1	—
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	12,810,305	3,480,318	1,870,415	1,916,722

LIABILITIES:
Payables:
Upon Return of Securities Loaned	495,235	61,522	40,608	15,631
Investment Securities Purchased	2,440	1,796	6,388	3,386
Due to Advisor	2,085	291	152	161
Line of Credit	11,495	—	—	—
Accrued Expenses and Other Liabilities	1,557	565	300	268

Total Liabilities	512,812	64,174	47,448	19,446

NET ASSETS	$12,297,493	$3,416,144	$1,822,967	$1,897,276

Investment Securities at Cost	$10,175,872	$2,886,201	$1,603,374	$1,462,299

Foreign Currencies at Cost	$75,248	$1,398	$4,419	$5,057

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $279,785, $271,498, $255,568 and $646,636 of securities on loan, respectively)	$6,512,464	$1,448,081	$6,289,685	$5,130,445
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $297,243, $276,398, $107,871 and $143,165, respectively)	297,271	276,415	107,885	143,180
Segregated Cash for Futures Contracts	—	—	2,671	1,459
Foreign Currencies at Value	3,116	1,148	35,516	13,480
Cash	5	2	21,819	—
Receivables:
Investment Securities Sold	1,462	1,655	8,411	44,515
Dividends, Interest and Tax Reclaims	23,213	643	5,014	5,242
Securities Lending Income	348	189	527	1,977
Unrealized Gain on Foreign Currency Contracts	—	—	—	3
Prepaid Expenses and Other Assets	—	—	—	1

Total Assets	6,837,879	1,728,133	6,471,528	5,340,302

LIABILITIES:
Payables:
Due to Custodian	—	—	—	78
Upon Return of Securities Loaned	297,321	276,415	107,898	143,144
Investment Securities Purchased	—	—	5,251	279
Due to Advisor	544	122	543	890
Line of Credit	—	—	—	26,819
Futures Margin Variation	—	—	576	1,406
Unrealized Loss on Foreign Currency Contracts	—	—	1	16
Deferred Taxes Payable	—	—	46,353	37,109
Accrued Expenses and Other Liabilities	909	188	1,576	1,842

Total Liabilities	298,774	276,725	162,198	211,583

NET ASSETS	$6,539,105	$1,451,408	$6,309,330	$5,128,719

Investment Securities at Cost	$4,543,679	$1,069,057	$3,711,439	$3,960,383

Foreign Currencies at Cost	$3,111	$1,147	$32,760	$11,272

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $42,113, $7,717, $667 and $525, respectively)	$442,829	$69,576	$61,273	$45,323
Income from Securities Lending	4,302	1,944	3,634	478

Total Investment Income	447,131	71,520	64,907	45,801

Expenses
Investment Management Fees	24,048	3,206	1,834	1,924
Accounting & Transfer Agent Fees	541	144	78	81
Custodian Fees	879	385	200	81
Shareholders’ Reports	38	26	23	23
Directors’/Trustees’ Fees & Expenses	131	36	22	21
Professional Fees	191	38	22	24
Other	410	108	68	60

Total Expenses	26,238	3,943	2,247	2,214

Fees Paid Indirectly (Note C)	70	3	1	1

Net Expenses	26,168	3,940	2,246	2,213

Net Investment Income (Loss)	420,963	67,580	62,661	43,588

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	468,390	106,212	188,465	99,258
Affiliated Investment Companies Shares Sold	(27)	4	(3)	1
Futures	29,155	—	—	(120)
Foreign Currency Transactions	4,495	(32)	(238)	291
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,710,810	204,124	322,334	602,698
Affiliated Investment Companies Shares	(30)	(6)	(1)	(3)
Futures	5,251	—	—	—
Translation of Foreign Currency-Denominated Amounts	(1,694)	(657)	8	25

Net Realized and Unrealized Gain (Loss)	4,216,350	309,645	510,565	702,150

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,637,313	$377,225	$573,226	$745,738

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21,096, $3,954, $20,102 and $14,942, respectively)	$126,316	$24,196	$162,117	$129,818
Income from Securities Lending	7,004	2,268	4,732	18,805

Total Investment Income	133,320	26,464	166,849	148,623

Expenses
Investment Management Fees	5,961	1,308	6,486	10,881
Accounting & Transfer Agent Fees	270	52	296	252
Custodian Fees.	698	75	2,262	2,743
Shareholders’ Reports.	28	15	30	30
Directors’/Trustees’ Fees & Expenses	64	15	74	61
Professional Fees	87	47	296	269
Other	229	40	234	245

Total Expenses	7,337	1,552	9,678	14,481

Fees Paid Indirectly (Note C)	8	2	49	26

Net Expenses.	7,329	1,550	9,629	14,455

Net Investment Income (Loss)	125,991	24,914	157,220	134,168

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	392,015	167,819	399,802	591,471
Affiliated Investment Companies Shares Sold	2	(11)	—	(4)
Futures.	—	42	13,167	5,812
Foreign Currency Transactions	(1,344)	445	(3,699)	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,753,296	390,372	694,801	925,173
Affiliated Investment Companies Shares	(21)	(6)	(10)	(6)
Futures.	—	—	(990)	(191)
Translation of Foreign Currency-Denominated Amounts	(445)	3	(9)	(6)

Net Realized and Unrealized Gain (Loss)	2,143,503	558,664	1,103,062	1,518,455

Net Increase (Decrease) in Net Assets Resulting from Operations.	$2,269,494	$583,578	$1,260,282	$1,652,623

**	Net of foreign capital gain taxes withheld of $0, $0, $50 and $2,309, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$420,963	$297,585	$67,580	$69,080	$62,661	$62,699
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	468,390	(566,996)	106,212	(64,936)	188,465	(77,003)
Affiliated Investment Companies Shares Sold	(27)	72	4	(9)	(3)	(11)
Futures	29,155	40,717	—	—	—	608
Foreign Currency Transactions	4,495	3,123	(32)	228	(238)	(267)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	3,710,810	(2,004,930)	204,124	(116,647)	322,334	(1,299)
Affiliated Investment Companies Shares	(30)	85	(6)	9	(1)	1
Futures	5,251	(3,281)	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	(1,694)	1,379	(657)	182	8	1

Net Increase (Decrease) in Net Assets Resulting from Operations	4,637,313	(2,232,246)	377,225	(112,093)	573,226	(15,271)

Transactions in Interest:
Contributions	152,792	1,038,679	441,236	71,736	105,831	82,954
Withdrawals	(1,974,162)	(1,745,733)	(345,470)	(764,667)	(383,104)	(182,512)

Net Increase (Decrease) from Transactions in Interest	(1,821,370)	(707,054)	95,766	(692,931)	(277,273)	(99,558)

Total Increase (Decrease) in Net Assets	2,815,943	(2,939,300)	472,991	(805,024)	295,953	(114,829)
Net Assets
Beginning of Year	9,481,550	12,420,850	2,943,153	3,748,177	1,527,014	1,641,843

End of Year	$12,297,493	$9,481,550	$3,416,144	$2,943,153	$1,822,967	$1,527,014

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,588	$42,407	$125,991	$109,276	$24,914	$20,882
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	99,258	(34,350)	392,015	92,887	167,819	(221,703)
Affiliated Investment Companies Shares Sold	1	(1)	2	(26)	(11)	(8)
Futures	(120)	(394)	—	(260)	42	—
Foreign Currency Transactions	291	(444)	(1,344)	1,299	445	(151)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	602,698	(329,338)	1,753,296	(384,869)	390,372	206,814
Affiliated Investment Companies Shares	(3)	4	(21)	(9)	(6)	3
Translation of Foreign Currency-Denominated Amounts	25	(381)	(445)	825	3	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	745,738	(322,497)	2,269,494	(180,877)	583,578	5,835

Transactions in Interest:
Contributions	46,399	5,810	513,046	135,156	164,451	6,817
Withdrawals	(370,643)	(484,982)	(845,380)	(959,829)	(267,504)	(190,384)

Net Increase (Decrease) from Transactions in Interest	(324,244)	(479,172)	(332,334)	(824,673)	(103,053)	(183,567)

Total Increase (Decrease) in Net Assets	421,494	(801,669)	1,937,160	(1,005,550)	480,525	(177,732)
Net Assets
Beginning of Year	1,475,782	2,277,451	4,601,945	5,607,495	970,883	1,148,615

End of Year	$1,897,276	$1,475,782	$6,539,105	$4,601,945	$1,451,408	$970,883

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$157,220	$137,835	$134,168	$145,155
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	399,802	52,822	591,471	(389,082)
Affiliated Investment Companies Shares Sold	—	(9)	(4)	(5)
Futures	13,167	20,410	5,812	16,698
Foreign Currency Transactions	(3,699)	(3,976)	(3,794)	(4,808)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	694,801	21,823	925,173	127,570
Affiliated Investment Companies Shares	(10)	3	(6)	(2)
Futures	(990)	(366)	(191)	(512)
Translation of Foreign Currency-Denominated Amounts	(9)	(16)	(6)	(103)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,260,282	228,526	1,652,623	(105,089)

Transactions in Interest:
Contributions	553,796	607,207	95,865	184,927
Withdrawals	(1,229,073)	(1,145,570)	(1,526,723)	(1,603,251)
Net Increase (Decrease) from Transactions in Interest	(675,277)	(538,363)	(1,430,858)	(1,418,324)

Total Increase (Decrease) in Net Assets	585,005	(309,837)	221,765	(1,523,413)
Net Assets
Beginning of Year	5,724,325	6,034,162	4,906,954	6,430,367

End of Year	$6,309,330	$5,724,325	$5,128,719	$4,906,954

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $163 and $163, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	51.09%	(18.68%)	3.60%	(8.10%)	26.53%	13.08%	(1.93%)	4.47%	(7.46%)	27.10%

Net Assets, End of Year (thousands)	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$12,732,150	$3,416,144	$2,943,153	$3,748,177	$3,834,097	$3,989,049
Ratio of Expenses to Average Net Assets	0.22%	0.21%	0.21%	0.22%	0.22%	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.50%	2.77%	3.92%	3.21%	3.33%	2.11%	2.13%	2.32%	1.90%	1.90%
Portfolio Turnover Rate	9%	12%	16%	20%	17%	11%	5%	12%	17%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	38.31%	0.14%	5.27%	(8.14%)	16.21%	51.93%	(14.87%)	10.67%	(8.90%)	29.87%

Net Assets, End of Year (thousands)	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,897,276	$1,475,782	$2,277,451	$2,188,825	$2,329,912
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.13%	0.13%	0.13%	0.12%	0.12%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.13%	0.13%	0.13%	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.42%	4.21%	4.11%	3.96%	3.82%	2.27%	2.38%	3.43%	3.23%	3.40%
Portfolio Turnover Rate	19%	18%	18%	18%	14%	12%	9%	18%	14%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	51.24%	(2.23%)	8.43%	(10.78%)	34.27%	59.72%	6.02%	1.00%	(10.44%)	12.10%

Net Assets, End of Year (thousands)	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$1,451,408	$970,883	$1,148,615	$1,146,811	$1,190,222
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.15%	2.74%	2.51%	2.33%	1.90%	2.08%	2.37%	2.11%	2.14%
Portfolio Turnover Rate	17%	8%	17%	15%	13%	27%	18%	12%	14%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	22.22%	2.67%	11.40%	(11.83%)	25.26%	36.03%	1.25%	13.47%	(16.06%)	21.55%

Net Assets, End of Year (thousands)	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$6,723,207	$5,128,719	$4,906,954	$6,430,367	$6,306,302	$7,253,457
Ratio of Expenses to Average Net Assets	0.15%	0.13%	0.14%	0.14%	0.15%	0.27%	0.25%	0.24%	0.24%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.14%	0.15%	0.14%	0.15%	0.27%	0.26%	0.25%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.38%	3.04%	2.40%	2.23%	2.47%	2.64%	2.90%	2.77%	2.78%
Portfolio Turnover Rate	19%	22%	9%	12%	8%	16%	18%	12%	12%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The DFA International Value Series	$70
The Japanese Small Company Series	3
The Asia Pacific Small Company Series	1
The United Kingdom Small Company Series	1
The Continental Small Company Series	8
The Canadian Small Company Series	2
The Emerging Markets Series	49
The Emerging Markets Small Cap Series	26

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2021, the total related amounts paid by the Trust to the CCO were $26 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$389
The Japanese Small Company Series	101
The Asia Pacific Small Company Series	52
The United Kingdom Small Company Series	62
The Continental Small Company Series	141
The Canadian Small Company Series	32
The Emerging Markets Series	176
The Emerging Markets Small Cap Series	150

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,057,912	$2,455,633
The Japanese Small Company Series	$508,748	$350,428
The Asia Pacific Small Company Series	$343,076	$514,881
The United Kingdom Small Company Series	$217,918	$364,730
The Continental Small Company Series	$966,589	$1,164,474
The Canadian Small Company Series	$347,529	$402,802
The Emerging Markets Series	$1,231,500	$1,751,073
The Emerging Markets Small Cap Series	$846,765	$2,091,552

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	October 31, 2021	October 31, 2021	Income	Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$264,011	$5,234,731	$5,003,332	$(27)	$(30)	$495,353	42,814	$372	—

Total	$264,011	$5,234,731	$5,003,332	$(27)	$(30)	$495,353	42,814	$372	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—

Total	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—

Total	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$31,246	$119,684	$135,297	$1	$(3)	$15,631	1,351	$17	—

Total	$31,246	$119,684	$135,297	$1	$(3)	$15,631	1,351	$17	—

The Continental Small
Company Series
The DFA Short Term Investment Fund	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—

Total	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$146,332	$1,107,263	$977,163	$(11)	$(6)	$276,415	23,891	$126	—

Total	$146,332	$1,107,263	$977,163	$(11)	$(6)	$276,415	23,891	$126	—

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	October 31, 2021	October 31, 2021	Income	Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$86,837	$576,356	$555,298	—	$(10)	$107,885	9,325	$57	—

Total	$86,837	$576,356	$555,298	—	$(10)	$107,885	9,325	$57	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$122,611	$544,541	$523,962	$(4)	$(6)	$143,180	12,375	$90	—

Total	$122,611	$544,541	$523,962	$(4)	$(6)	$143,180	12,375	$90	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$10,742,970	$2,741,089	$(895,956)	$1,845,133
The Japanese Small Company Series	3,036,953	763,330	(350,827)	412,503
The Asia Pacific Small Company Series	1,685,638	452,057	(277,883)	174,174
The United Kingdom Small Company Series	1,501,097	609,599	(207,176)	402,423
The Continental Small Company Series	4,892,350	2,378,869	(461,485)	1,917,384
The Canadian Small Company Series	1,375,270	436,055	(86,829)	349,226
The Emerging Markets Series	3,848,753	2,821,339	(269,763)	2,551,576
The Emerging Markets Small Cap Series	4,224,484	1,705,745	(656,617)	1,049,128

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$94,192
The Canadian Small Company Series	143
The Emerging Markets Series	66,202
The Emerging Markets Small Cap Series	$36,430

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts*,(1)
The DFA International Value Series	$3,015	$3,015
The Emerging Markets Series	392	392
The Emerging Markets Small Cap Series	54	54

	Liability Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts (2)
The Emerging Markets Series	$(1,344)	$(1,344)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
The DFA International Value Series	$29,155	$29,155
The United Kingdom Small Company Series	(120)	(120	)*
The Canadian Small Company Series	42	42	*
The Emerging Markets Series	13,167	13,167
The Emerging Markets Small Cap Series	5,812	5,812

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$5,251	$5,251
The Emerging Markets Series	(990)	(990)
The Emerging Markets Small Cap Series	(191)	(191)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2021
The DFA International Value Series	0.84%	$9,260	30	$7	$24,333	$11,495
The Japanese Small Company Series	0.84%	6,222	15	2	13,135	—
The Asia Pacific Small Company Series	0.83%	2,110	53	3	30,520	—
The United Kingdom Small Company Series	0.84%	168	8	—	578	—
The Continental Small Company Series	0.83%	44	1	—	44	—
The Canadian Small Company Series	0.83%	1,329	4	—	4,792	—
The Emerging Markets Series	0.84%	7,027	13	2	16,724	—
The Emerging Markets Small Cap Series	0.83%	11,697	24	6	38,728	26,817

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2021, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 10/31/2021
The DFA International Value Series	Borrower	0.44%	$58,886	1	$1	$58,886	—
The Asia Pacific Small Company Series	Borrower	0.41%	49,458	2	1	53,238	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021 that the Series’ utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$139,462	$107,328	$1,830
The Japanese Small Company Series	34,237	17,480	3,830
The Asia Pacific Small Company Series	6,846	57,762	28,154
The United Kingdom Small Company Series	30,321	22,619	5,186
The Continental Small Company Series	32,712	81,693	28,056
The Canadian Small Company Series	24,127	76,420	23,603
The Emerging Markets Series	15,292	3,269	413
The Emerging Markets Small Cap Series	1,244	21,122	7,251

J. Securities Lending:

As of October 31, 2021, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
The DFA International Value Series	$30,754
The Japanese Small Company Series	74,105
The Asia Pacific Small Company Series	113,646
The Continental Small Company Series	14,824
The Canadian Small Company Series	8,455
The Emerging Markets Series	176,351
The Emerging Markets Small Cap Series	554,856

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$495,235	—	—	—	$495,235
The Japanese Small Company Series
Common Stocks	61,522	—	—	—	61,522
The Asia Pacific Small Company Series
Common Stocks	40,608	—	—	—	40,608
The United Kingdom Small Company Series
Common Stocks	15,631	—	—	—	15,631
The Continental Small Company Series
Common Stocks, Rights/Warrants	297,321	—	—	—	297,321
The Canadian Small Company Series
Common Stocks, Rights/Warrants	276,415	—	—	—	276,415
The Emerging Markets Series
Common Stocks	107,898	—	—	—	107,898
The Emerging Markets Small Cap Series
Common Stocks	143,144	—	—	—	143,144

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Series have divested of all publicly traded securities identified as CMIC’s listed in the Order.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.

investment company group since 1981.

DIMENSIONAL EMERGING MARKETS VALUE FUND

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.
MSCI Emerging Markets Index (net dividends)
October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2021, the Fund held approximately 3,260 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 35.69% for the Fund and 16.96% for the MSCI Emerging Markets Index (net dividends), the Fund’s benchmark. The Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks outperforming large-cap stocks, the Fund’s inclusion of small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large-and mid-cap stocks.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 =7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,001.30	0.14%	$0.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.50	0.14%	$0.71

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.2%
Consumer Discretionary	9.5%
Consumer Staples	3.0%
Energy	10.9%
Financials	27.4%
Health Care	2.5%
Industrials	8.9%
Information Technology	12.8%
Materials	14.8%
Real Estate	5.2%
Utilities	1.8%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
BRAZIL — (3.4%)
Petroleo Brasileiro SA	9,916,353	$48,617,153	0.4%
Petroleo Brasileiro SA, Sponsored ADR	10,919,479	104,936,193	0.8%
Petroleo Brasileiro SA, Sponsored ADR	5,515,017	54,157,467	0.4%
Vale SA	10,579,377	134,233,887	1.0%
Other Securities		120,799,198	0.8%

TOTAL BRAZIL		462,743,898	3.4%

CHILE — (0.5%)
Other Securities		70,623,150	0.5%

CHINA — (30.6%)
* Alibaba Group Holding Ltd.	7,316,900	150,454,912	1.1%
* Baidu, Inc., Sponsored ADR	883,875	143,399,880	1.1%
Bank of China Ltd., Class H	301,203,817	106,596,497	0.8%
China Construction Bank Corp., Class H	434,536,101	295,736,876	2.2%
China Merchants Bank Co. Ltd., Class H	14,808,500	124,097,280	0.9%
China Overseas Land & Investment Ltd.	22,666,000	49,991,125	0.4%
China Resources Land Ltd.	20,648,000	80,227,147	0.6%
Geely Automobile Holdings Ltd.	26,250,000	91,104,288	0.7%
Industrial & Commercial Bank of China Ltd., Class H	297,483,996	163,069,444	1.2%
PetroChina Co. Ltd., Class H	130,158,000	62,755,344	0.5%
Ping An Insurance Group Co. of China Ltd., Class H	20,578,500	147,398,227	1.1%
* Trip.com Group Ltd., ADR	1,765,245	50,415,397	0.4%
Other Securities		2,708,705,626	20.0%

TOTAL CHINA		4,173,952,043	31.0%

COLOMBIA — (0.1%)
Other Securities		11,699,835	0.1%

CZECH REPUBLIC — (0.2%)
Other Securities		20,436,623	0.1%

GREECE — (0.2%)
Other Securities		33,803,657	0.2%

HONG KONG — (0.2%)
Other Securities		22,760,338	0.2%

HUNGARY — (0.3%)
Other Securities		33,993,976	0.2%

INDIA — (13.7%)
* Axis Bank Ltd.	6,005,724	60,004,333	0.5%
Hindalco Industries Ltd.	9,969,863	61,983,738	0.5%
ICICI Bank Ltd., Sponsored ADR	4,454,789	94,218,784	0.7%
Larsen & Toubro Ltd.	2,297,590	54,714,019	0.4%
Mahindra & Mahindra Ltd.	3,949,734	46,836,219	0.4%
Reliance Industries Ltd.	12,484,013	424,273,319	3.2%
* Tata Motors Ltd.	10,754,335	69,290,039	0.5%
Wipro Ltd.	6,193,725	53,697,022	0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Other Securities		$1,007,058,880	7.3%

TOTAL INDIA		1,872,076,353	13.9%

INDONESIA — (1.5%)
Other Securities		209,741,386	1.6%

MALAYSIA — (1.8%)
Other Securities		250,499,529	1.9%

MEXICO — (2.2%)
Grupo Financiero Banorte SAB de CV, Class O	7,711,601	48,746,251	0.4%
# Grupo Mexico SAB de CV, Class B	10,518,496	46,093,778	0.3%
Other Securities		211,683,812	1.6%

TOTAL MEXICO		306,523,841	2.3%

PHILIPPINES — (0.9%)
Other Securities		127,693,242	0.9%

POLAND — (0.8%)
Other Securities		115,707,174	0.9%

QATAR — (0.3%)
Other Securities		40,558,271	0.3%

RUSSIA — (1.8%)
Gazprom PJSC, Sponsored ADR	10,367,186	101,731,786	0.8%
Lukoil PJSC, Sponsored ADR	1,075,422	109,618,672	0.8%
Other Securities		29,314,846	0.2%

TOTAL RUSSIA		240,665,304	1.8%

SAUDI ARABIA — (2.9%)
Saudi Basic Industries Corp.	2,016,628	69,505,998	0.5%
Other Securities		322,547,739	2.4%

TOTAL SAUDI ARABIA		392,053,737	2.9%

SOUTH AFRICA — (3.9%)
# Impala Platinum Holdings Ltd.	3,660,330	47,373,273	0.4%
* MTN Group Ltd.	10,241,812	91,839,637	0.7%
Standard Bank Group Ltd.	5,188,666	45,978,959	0.4%
Other Securities		351,087,730	2.5%

TOTAL SOUTH AFRICA		536,279,599	4.0%

SOUTH KOREA — (13.3%)
Hana Financial Group, Inc.	1,405,990	54,214,720	0.4%
Hyundai Mobis Co. Ltd.	210,611	45,527,571	0.4%
Hyundai Motor Co.	370,785	66,316,913	0.5%
# KB Financial Group, Inc., ADR	2,468,636	118,667,332	0.9%
Kia Corp.	939,529	68,559,621	0.5%
LG Electronics, Inc.	571,652	59,139,613	0.5%
POSCO, Sponsored ADR	903,713	57,168,884	0.4%
Samsung Electronics Co. Ltd.	1,978,003	118,429,200	0.9%
SK Hynix, Inc.	1,675,156	147,665,948	1.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$1,076,561,111	7.9%

TOTAL SOUTH KOREA		1,812,250,913	13.5%

TAIWAN — (16.4%)
# Asustek Computer, Inc.	3,854,000	48,999,039	0.4%
Cathay Financial Holding Co. Ltd.	40,739,459	84,921,085	0.6%
China Steel Corp.	56,678,320	68,334,569	0.5%
CTBC Financial Holding Co. Ltd.	97,262,073	81,219,569	0.6%
# Fubon Financial Holding Co. Ltd.	33,386,173	88,253,766	0.7%
Hon Hai Precision Industry Co. Ltd.	41,463,192	160,061,938	1.2%
# United Microelectronics Corp.	51,490,681	106,893,309	0.8%
Yuanta Financial Holding Co. Ltd.	52,178,994	46,381,015	0.4%
Other Securities		1,550,689,307	11.4%

TOTAL TAIWAN		2,235,753,597	16.6%

THAILAND — (1.9%)
PTT PCL	54,395,500	63,112,386	0.5%
Other Securities		189,042,273	1.4%

TOTAL THAILAND		252,154,659	1.9%

TURKEY — (0.5%)
Other Securities		68,937,335	0.5%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		51,284,572	0.4%

UNITED KINGDOM — (0.0%)
Other Security		365,499	0.0%

TOTAL COMMON STOCKS		13,342,558,531	99.1%

PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
Petroleo Brasileiro SA	3,992,173	19,275,437	0.2%
Other Securities		41,769,061	0.3%

TOTAL BRAZIL		61,044,498	0.5%

COLOMBIA — (0.0%)
Other Securities		5,176,859	0.0%

PHILIPPINES — (0.0%)
Other Security		763,348	0.0%

SOUTH KOREA — (0.0%)
Other Security		622,023	0.0%

TOTAL PREFERRED STOCKS		67,606,728	0.5%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		13,477	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,659,369	0.0%

TOTAL RIGHTS/WARRANTS		1,672,846	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,418,045,683)		13,411,838,105

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	19,568,415	226,406,566	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $10,644,400,920)		$13,638,244,671	101.3%

As of October 31, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/17/21	$41,972,669	$41,015,000	$(957,669)
S&P 500® Emini Index	441	12/17/21	99,955,617	101,363,850	1,408,233

Total Futures Contracts			$141,928,286	$142,378,850	$450,564

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$462,743,898	—	—	$462,743,898
Chile	6,785,587	$63,837,563	—	70,623,150
China	342,832,593	3,793,625,614	$37,493,836	4,173,952,043
Colombia	11,699,835	—	—	11,699,835
Czech Republic	—	20,436,623	—	20,436,623
Greece	—	33,803,657	—	33,803,657
Hong Kong	5,675,428	17,004,977	79,933	22,760,338
Hungary	—	33,993,976	—	33,993,976
India	106,915,810	1,765,125,436	35,107	1,872,076,353
Indonesia	—	208,895,122	846,264	209,741,386
Malaysia	—	250,498,909	620	250,499,529
Mexico	298,694,923	7,828,918	—	306,523,841
Philippines	—	127,678,949	14,293	127,693,242
Poland	—	115,707,174	—	115,707,174
Qatar	—	40,558,271	—	40,558,271
Russia	23,870,525	216,794,779	—	240,665,304
Saudi Arabia	—	392,053,737	—	392,053,737
South Africa	57,637,480	478,642,119	—	536,279,599
South Korea	241,252,129	1,570,035,853	962,931	1,812,250,913
Taiwan	27,564,991	2,207,844,782	343,824	2,235,753,597
Thailand	252,154,659	—	—	252,154,659
Turkey	—	68,937,335	—	68,937,335

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Arab Emirates	—	$51,284,572	—		$51,284,572
United Kingdom	—	365,499	—		365,499
Preferred Stocks
Brazil	$61,025,151	19,347	—		61,044,498
Colombia	5,176,859	—	—		5,176,859
Philippines	—	763,348	—		763,348
South Korea	—	622,023	—		622,023
Rights/Warrants
Taiwan	—	13,477	—		13,477
Thailand	—	1,659,369	—		1,659,369
Securities Lending Collateral	—	226,406,566	—		226,406,566
Futures Contracts**	450,564	—	—		450,564

TOTAL	$1,904,480,432	$11,694,437,995	$39,776,808	^	$13,638,695,235

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $662,761 of securities on loan)*	$13,411,838
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $226,355)	226,407
Segregated Cash for Futures Contracts	7,443
Foreign Currencies at Value	46,301
Cash	75,386
Receivables:
Investment Securities Sold	27,645
Dividends, Interest and Tax Reclaims	10,195
Securities Lending Income	1,505
Unrealized Gain on Foreign Currency Contracts	3

Total Assets	13,806,723

LIABILITIES:
Payables:
Upon Return of Securities Loaned	226,403
Investment Securities Purchased	10,710
Due to Advisor	1,166
Futures Margin Variation	2,819
Deferred Taxes Payable	76,748
Accrued Expenses and Other Liabilities	19,172

Total Liabilities	337,018

NET ASSETS	$13,469,705

Investment Securities at Cost	$10,418,046

Foreign Currencies at Cost	$45,724

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $61,245)	$485,227
Income from Securities Lending	14,542

Total Investment Income	499,769

Expenses
Investment Management Fees	14,688
Accounting & Transfer Agent Fees	674
Custodian Fees	4,569
Shareholders’ Reports	37
Directors’/Trustees’ Fees & Expenses	165
Professional Fees	493
Other	752

Total Expenses	21,378

Fees Paid Indirectly (Note C)	65

Net Expenses	21,313

Net Investment Income (Loss)	478,456

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	651,370
Affiliated Investment Companies Shares Sold	(2)
Futures	40,443
Foreign Currency Transactions	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,305,387
Affiliated Investment Companies Shares	(21)
Futures	840
Translation of Foreign Currency-Denominated Amounts	12

Net Realized and Unrealized Gain (Loss)	3,993,420

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,471,876

**	Net of foreign capital gain taxes withheld of $12,230.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$478,456	$482,213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	651,370	(1,060,455)
Affiliated Investment Companies Shares Sold	(2)	—
Futures	40,443	32,312
Foreign Currency Transactions	(4,609)	(13,373)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,305,387	(1,145,339)
Affiliated Investment Companies Shares	(21)	14
Futures	840	(3,697)
Translation of Foreign Currency-Denominated Amounts	12	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,471,876	(1,708,365)

Transactions in Interest:
Contributions	568,216	916,139
Withdrawals	(4,440,642)	(3,763,616)

Net Increase (Decrease) from Transactions in Interest	(3,872,426)	(2,847,477)

Total Increase (Decrease) in Net Assets	599,450	(4,555,842)
Net Assets
Beginning of Year	12,870,255	17,426,097

End of Year	$13,469,705	$12,870,255

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $370.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	35.69%	(9.41%)	5.24%	(9.06%)	24.89%

Net Assets, End of Year (thousands)	$13,469,705	$12,870,255	$17,426,097	$16,684,907	$19,612,211
Ratio of Expenses to Average Net Assets	0.14%	0.14%	0.13%	0.14%	0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%	0.14%	0.15%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.26%	3.25%	2.95%	2.78%	2.64%
Portfolio Turnover Rate	14%	20%	14%	13%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $591 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2021, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2021, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$65

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO were $5 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$2,003,796	$5,334,734

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	October 31, 2021	October 31, 2021	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$229,226	$1,309,995	$1,312,791	$(2)	$(21)	$226,407	19,568	$160	—

Total	$229,226	$1,309,995	$1,312,791	$(2)	$(21)	$226,407	19,568	$160	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$10,816,386	$4,113,515	$(1,291,651)	$2,821,864

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$92,928

*	Average Notional Value of futures contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts*,(1)
Dimensional Emerging Markets Value Fund	$1,408	$1,408

	Liability Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts (2)
Dimensional Emerging Markets Value Fund	$(958)	$(958)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
Dimensional Emerging Markets Value Fund	$40,443	$40,443

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$840	$840

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional Emerging Markets Value Fund	0.83%	$13,109	23	$10	$36,558	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional Emerging Markets Value Fund	Borrower	0.43%	$77,031	4	$4	$93,288	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2021, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$2,162	$1,166	$(355)

I. Securities Lending:

As of October 31, 2021, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$603,359

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund
Common Stocks	$226,403	—	—	—	$226,403

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Fund have divested of all publicly traded securities identified as CMIC’s listed in the Order.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.

investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust—Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None
2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown	Vice President and	Since	Vice President and Assistant Secretary of
1967	Assistant Secretary	2001	• all the DFA Entities (since 2001)
• DFA Australia Limited (since 2002)
• Dimensional Fund Advisors Ltd. (since 2002)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• ETF Trust (since 2020)
Director, Vice President and Assistant Secretary (since 2003) of
• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner	Vice President and	Since	Vice President and Assistant Secretary of
1982	Assistant Secretary	September	• DFAIDG, DIG, DFAITC and DEM (since 2019)
		2019	• ETF Trust (since 2020)
Vice President (since January 2018) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

David P. Butler	Co-Chief	Since	Co-Chief Executive Officer of
1964	Executive Officer	2017	• all the DFA Entities (since 2017)
• ETF Trust (since 2020)
Director (since 2017) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors Canada ULC
• Dimensional Japan Ltd.
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Ltd.
• DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
• Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of
• all the DFA Entities

Stephen A. Clark	Executive Vice	Since	Executive Vice President of
1972	President	2017	• all the DFA Entities (since 2017)
• ETF Trust (since 2020)
Director and Vice President (since 2016) of
• Dimensional Japan Ltd.
President and Director (since 2016) of
• Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
• DFA Australia Limited
Director (since 2016) of
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Hong Kong Limited

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
			Vice President (since 2019) of
			• Dimensional Fund Advisors Pte. Ltd.

			Formerly, Vice President (2004 – 2017) of
			• all the DFA Entities
			Formerly, Vice President (2010 – 2016) of
			• Dimensional Fund Advisors Canada ULC
			Formerly, Vice President (2016-2019) of
			• Dimensional Fund Advisors Pte. Ltd.
			Formerly, Interim Chief Executive Officer (2019) of
			• Dimensional Fund Advisors Pte. Ltd.
			Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
			• Dimensional Fund Advisors LP

Lisa M. Dallmer	Chief Operating	Since June	Chief Operating Officer (since June 2021) of
1972	Officer	2021	• the DFA Fund Complex
			• ETF Trust
			Executive Vice President (since January 2020)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC
			Chief Operating Officer (since December 2019)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC

			Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of
			• the DFA Fund Complex
			• ETF Trust
			Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at
			• Delphix Inc.
			Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of
			• BlackRock Inc.

Bernard J. Grzelak	Vice President	Since June	Vice President (since June 2021) of
1971		2021	• the DFA Fund Complex
			• ETF Trust
			Vice President, Chief Financial Officer and Treasurer (since September 2020) of
			• DFA Australia Limited
			• Dimensional Fund Advisors Canada ULC
			• DFA Securities LLC
			• Dimensional Advisors Ltd.
			• Dimensional Fund Advisors LP
			• Dimensional Fund Advisors Ltd.
			• Dimensional Fund Advisors Pte. Ltd.
			• Dimensional Holdings Inc.
			• Dimensional Hong Kong Limited
			• Dimensional Investment LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President (since March 2021) of
• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017—2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall	Vice President and	Since June	Vice President and Assistant Treasurer (since June 2021) of
1978	Assistant Treasurer	2021	• the DFA Fund Complex
• ETF Trust
Formerly, Data Integrity Team Lead (December 2019 – April 2021) of
• Clearwater Analytics
Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of • all the DFA Entities
Vice President (since 2020) of
• ETF Trust
Vice President and Assistant Secretary (since 2010) of
• Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez	Vice President and	Vice	Vice President (since 2015) of
1971	Assistant Treasurer	President	• all the DFA Entities
		since 2015	Assistant Treasurer (since 2017) of
		and	• the DFA Fund Complex
		Assistant	Vice President and Assistant Treasurer (since 2020) of
		Treasurer	• ETF Trust
since 2017
Formerly, Senior Tax Manager (2013 – 2015) for
• Dimensional Fund Advisors LP

Kenneth M. Manell	Vice President	Since	Vice President of
1972		2010	• all the DFA Entities (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of • the DFA Fund Complex • ETF Trust

Formerly, Director (May 2019 – January 2021) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at
• OppenheimerFunds, Inc.

Catherine L. Newell	President and	President since 2017 and General Counsel sincec 2001	President of
1964	General Counsel		• the DFA Fund Complex (since 2017)
• ETF Trust (since 2020)
General Counsel (since 2001) of
• all the DFA Entities
Executive Vice President (since 2017) and Secretary (since 2000) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• the DFA Fund Complex
Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz	Vice President	Since	Vice President (since September 2021) of
1961		September	• the DFA Fund Complex
		2021	• ETF Trust
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of:
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of:
• DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President (2013-2020) of:
• DFA Fund Complex
Formerly, Director (2019-2021) of:
• Dimensional Ireland Limited

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O	Vice President and	Vice President since 2010 and Secretary since 2017	Vice President (since 2010) and Secretary (since 2017) of
1974	Secretary		• the DFA Fund Complex
Vice President and Secretary (since 2020) of
• ETF Trust
Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson	Chief Compliance	Since	Chief Compliance Officer (since 2020)
1980	Officer	August	• all the DFA Funds
		2020	• ETF Trust
Vice President (since 2016) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer
• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)
Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan
• Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly	Co-Chief	Co-Chief	Co-Chief Executive Officer and Chief Investment Officer of
1976	Executive Officer and Chief Investment Officer	Executive Officer and Chief Investment Officer since 2017	• all the DFA Entities (since 2017) • Dimensional Fund Advisors Canada ULC (since 2017) • ETF Trust (since 2020)
Director, Chief Investment Officer and Vice President (since 2017) of
• DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
• Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Director of
• Dimensional Funds plc (since 2014)
• Dimensional Funds II plc (since 2014)
• Dimensional Holdings Inc. (since 2017)
• Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of
• Dimensional Japan Ltd. (2016 – 2017)
• DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
• all the DFA Entities
Formerly, Vice President (2007 – 2017) of
• all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
• Dimensional Fund Advisors Canada ULC
Formerly, Director (2017-2018) of
• Dimensional Fund Advisors Pte. Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

James J. Taylor	Vice President and	Since	Vice President and Assistant Treasurer (since 2020) of
1983	Assistant Treasurer	March	• the DFA Fund Complex
		2020	• ETF Trust
Vice President (since 2016)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)
• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	87%	—	6%	88%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	82%	—	7%	85%	—	—
Global Small Company Portfolio	100%	—	—	—	—	100%	—	70%	—	5%	26%	—	—
International Small Company Portfolio	100%	—	—	—	—	100%	—	53%	—	8%	49%	—	—
Japanese Small Company Portfolio	100%	—	—	—	—	100%	—	92%	—	9%	88%	—	—
Asia Pacific Small Company Portfolio	100%	—	—	—	—	100%	—	50%	—	1%	75%	—	—
United Kingdom Small Company Portfolio	100%	—	—	—	—	100%	—	55%	—	2%	61%	—	—
Continental Small Company Portfolio	100%	—	—	—	—	100%	—	71%	—	16%	77%	—	—
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	15%	—	—	41%	—	—
DFA Global Real Estate Securities Portfolio	82%	—	18%	—	—	100%	—	1%	—	—	—	—	—
DFA International Small Cap Value Portfolio	100%	—	—	—	—	100%	—	74%	—	10%	69%	—	—
International Vector Equity Portfolio	100%	—	—	—	—	100%	—	78%	—	9%	83%	—	—
International High Relative Profitability Portfolio	100%	—	—	—	—	100%	—	92%	—	7%	86%	—	—
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	72%	—	7%	81%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	74%	—	7%	88%	—	—
World Core Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	5%	51%	—	—
Selectively Hedged Global Equity Portfolio	50%	3%	47%	—	—	100%	—	100%	—	7%	40%	—	100%
Emerging Markets Portfolio	100%	—	—	—	—	100%	—	71%	—	9%	95%	—	—

See accompanying Notes to Financial Statements.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Small Cap
Portfolio	100%	—	—	—	—	100%	—	22%	—	7%	44%	—	—
Emerging Markets Portfolio Value	100%	—	—	—	—	100%	—	59%	—	11%	88%	—	—
Emerging Markets Core Equity
Portfolio	100%	—	—	—	—	100%	—	61%	—	9%	90%	—	—
Emerging Markets Targeted Value
Portfolio	90%	10%	—	—	—	100%	—	21%	—	14%	51%	—	100%
Dimensional Investment Group Inc.
DFA International Value Portfolio	100%	—	—	—	—	100%	—	84%	—	6%	82%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

See accompanying Notes to Financial Statements.

DFA103121-001AI 00267814

THE DFA SHORT TERM INVESTMENT FUND

ANNUAL REPORT

YEAR ENDED OCTOBER 31, 2021

INVESTMENT SUMMARY

Average Annual Total Returns and 7-Day Yield as of 10/31/21

	1 Year	5 Year	Since Inception	7-Day Yield
The DFA Short Term Investment Fund	0.05%	1.18%	0.61%	0.05%

FTSE One-Month U.S. Treasury Bill Index	0.04%	1.07%	0.49%	—

The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

3

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Portfolio Holdings

October 31, 2021

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2021:

Security Allocation	Percent of Investments
Commercial Paper	51.7%
Repurchase Agreements	20.1
U.S. Treasury Obligations	14.2
Yankee Certificates of Deposit	14.0

Total Investments	100.0%

See Notes to Financial Statements.

4

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

October 31, 2021

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 51.7%
(r)++ANZ Banking Group, Ltd.	0.16% (US0003M + 3 bps)	03/25/22	70,000,000	70,007,955
(r)++ANZ Banking Group, Ltd.	0.18% (SOFR + 15 bps)	10/18/22	100,000,000	99,999,390
(r)++Bank of Nova Scotia	0.20% (SOFR + 15 bps)	01/21/22	50,000,000	50,011,285
(y)++BNG Bank NV	0.07%	11/02/21	90,000,000	89,999,370
(y)++BNG Bank NV	0.07%	11/23/21	40,000,000	39,997,861
(y)++BNG Bank NV	0.07%	12/09/21	80,592,000	80,584,657
(y)++Caisse Des Depots Et Consignations	0.06%	11/15/21	100,000,000	99,996,553
(y)++Canadian Imperial Bank of Commerce	0.06%	11/01/21	80,000,000	79,999,534
(y)++Canadian Imperial Bank of Commerce	0.07%	01/20/22	75,000,000	74,984,783
(y)++Colgate-Palmolive Co.	0.05%	11/02/21	70,000,000	69,999,533
(r)++Commonwealth Bank of Australia	0.16% (SOFR + 11 bps)	06/23/22	100,000,000	100,000,000
(r)++Commonwealth Bank of Australia	0.18% (SOFR + 13 bps)	09/29/22	62,000,000	61,990,389
(y)++DNB NORBANK ASA	0.09%	12/02/21	50,000,000	49,997,591
(y)++DNB NORBANK ASA	0.09%	12/06/21	20,000,000	19,998,881
(y)++DNB NORBANK ASA	0.10%	12/09/21	45,000,000	44,997,233
(y)++DNB NORBANK ASA	0.09%	12/14/21	10,000,000	9,999,297
(y)++DNB NORBANK ASA	0.09%	12/20/21	17,500,000	17,498,559
(y)++DNB NORBANK ASA	0.10%	12/23/21	26,000,000	25,997,696
(y)++DNB NORBANK ASA	0.10%	01/25/22	55,000,000	54,989,379
(y)++DNB NORBANK ASA	0.09%	01/26/22	70,000,000	69,986,328
(y)++DNB NORBANK ASA	0.09%	01/27/22	60,000,000	59,988,000
(y)++Erste Abwicklungsanstalt	0.07%	11/08/21	25,000,000	24,999,396
(y)European Investment Bank	0.08%	12/16/21	125,000,000	124,988,000
(y)Export Development Canada	0.06%	11/17/21	50,000,000	49,998,417
(y)Export Development Canada	0.06%	11/18/21	50,000,000	49,998,334
(y)Export Development Canada	0.05%	12/06/21	50,000,000	49,996,834
(y)Export Development Canada	0.05%	12/07/21	40,000,000	39,997,400
(y)Exxon Mobil Corp.	0.06%	12/03/21	150,289,000	150,280,234
(y)++FMS Wertmanagement	0.11%	01/11/22	50,000,000	49,987,770
(y)++FMS Wertmanagement	0.13%	01/20/22	25,000,000	24,992,795
(y)++FMS Wertmanagement	0.12%	01/27/22	33,000,000	32,989,275
(y)++FMS Wertmanagement	0.13%	01/31/22	74,500,000	74,474,517
(y)++John Deere Canada ULC	0.07%	11/08/21	40,000,000	39,999,222
(y)++John Deere Canada ULC	0.09%	01/07/22	65,000,000	64,989,510
(y)++John Deere Canada ULC	0.09%	01/13/22	85,000,000	84,984,748
(y)++John Deere Canada ULC	0.10%	01/14/22	30,000,000	29,994,482
(y)++Kimberly-Clark Worldwide	0.06%	11/05/21	33,300,000	33,299,514
(y)++Mizuho Bank, Ltd.	0.07%	11/19/21	100,000,000	99,996,267
(y)++Mizuho Bank, Ltd.	0.10%	11/24/21	20,000,000	19,999,104
(y)++Mizuho Bank, Ltd.	0.07%	11/29/21	70,000,000	69,996,383
(y)++Mizuho Bank, Ltd.	0.13%	01/20/22	35,000,000	34,990,640
(y)++National Australia Bank, Ltd.	0.08%	11/29/21	75,000,000	74,995,479
(y)++National Australia Bank, Ltd.	0.08%	12/01/21	18,500,000	18,498,813
(r)++National Australia Bank, Ltd.	0.15% (SOFR + 10 bps)	04/25/22	125,000,000	125,002,969
(r)++National Australia Bank, Ltd.	0.15% (SOFR + 10 bps)	05/06/22	75,000,000	75,000,000
(y)++Nederlandse Waterschaps NV	0.07%	11/04/21	135,000,000	134,998,110
(y)++Nederlandse Waterschaps NV	0.06%	11/08/21	50,000,000	49,998,792
(y)++Nederlandse Waterschaps NV	0.09%	11/23/21	19,500,000	19,498,686
(y)++Nederlandse Waterschaps NV	0.10%	11/30/21	75,167,000	75,160,318
(y)++Nederlandse Waterschaps NV	0.08%	12/13/21	50,000,000	49,993,750
(y)++Nestle Finance International, Ltd.	0.06%	11/01/21	100,000,000	99,999,592
(y)++Nestle Finance International, Ltd.	0.07%	11/10/21	30,000,000	29,999,460
(y)++Nestle Finance International, Ltd.	0.06%	12/06/21	100,000,000	99,994,194
(y)++Nordea Bank AB	0.09%	11/22/21	50,000,000	49,997,433
(y)++Nordea Bank AB	0.09%	11/24/21	50,000,000	49,997,183
(y)++Nordea Bank AB	0.09%	12/13/21	75,000,000	74,992,500
(y)++Nordea Bank AB	0.09%	12/15/21	40,000,000	39,995,822
(y)++NRW.Bank	0.08%	11/09/21	83,244,000	83,242,219
(y)Oesterreich Kontrollbank	0.10%	01/25/22	20,000,000	19,996,138
(y)Province of British Columbia	0.08%	01/21/22	45,900,000	45,889,504
(y)++PSP Capital, Inc.	0.08%	01/26/22	50,000,000	49,987,763
(y)Queensland Treasury Corp.	0.09%	01/04/22	51,250,000	51,243,133
(r)Royal Bank of Canada NY	0.18% (SOFR + 13 bps)	06/07/22	75,000,000	75,007,667
(r)Royal Bank of Canada NY	0.19% (SOFR + 14 bps)	09/16/22	100,000,000	99,989,307
(r)Royal Bank of Canada NY	0.20% (SOFR + 15 bps)	10/11/22	50,000,000	49,995,814

See Notes to Financial Statements.

5

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 51.7% (continued)
(y)++Sanofi-Aventis	0.07%	12/21/21	75,000,000	74,991,719
(y)++Sanofi-Aventis	0.07%	12/23/21	16,940,000	16,938,007
(y)++Sanofi-Aventis	0.06%	12/30/21	100,000,000	99,986,050
(y)++Skandinaviska Enskilda Banken AB	0.08%	11/22/21	15,000,000	14,999,300
(y)++Skandinaviska Enskilda Banken AB	0.08%	12/09/21	50,500,000	50,495,744
(y)++Skandinaviska Enskilda Banken AB	0.09%	12/16/21	45,000,000	44,995,440
(y)++Skandinaviska Enskilda Banken AB	0.10%	12/17/21	85,000,000	84,991,208
(y)++Skandinaviska Enskilda Banken AB	0.10%	12/22/21	43,000,000	42,994,969
(y)++Sumitomo Mitsui Bank NY	0.07%	11/01/21	40,000,000	39,999,833
(y)++Sumitomo Mitsui Bank NY	0.09%	11/10/21	40,000,000	39,999,253
(y)++Sumitomo Mitsui Bank NY	0.09%	11/12/21	47,900,000	47,898,901
(y)++Sumitomo Mitsui Bank NY	0.08%	12/20/21	65,000,000	64,991,831
(y)++Sumitomo Mitsui Bank NY	0.11%	01/24/22	35,000,000	34,990,104
(y)++Svenska Handelsbank, Inc.	0.12%	01/24/22	50,000,000	49,990,334
(y)Swedbank AB	0.07%	11/16/21	20,000,000	19,999,500
(y)Swedbank AB	0.06%	11/17/21	30,000,000	29,999,208
(y)Swedbank AB	0.10%	11/24/21	20,000,000	19,999,278
(y)Swedbank AB	0.10%	11/30/21	50,000,000	49,997,733
(y)Swedbank AB	0.09%	12/20/21	15,000,000	14,998,765
(y)Swedbank AB	0.07%	12/21/21	75,000,000	74,993,596
(y)Swedbank AB	0.08%	12/27/21	100,000,000	99,990,167
(y)Swedbank AB	0.09%	01/19/22	35,000,000	34,994,659
(y)++Toronto Dominion Bank NY	0.07%	11/08/21	14,000,000	13,999,693
(r)Toronto Dominion Bank NY	0.20%	10/12/22	100,000,000	99,991,394
(y)++Total Capital Canada, Ltd.	0.06%	11/01/21	75,000,000	74,999,588
(y)++Total Capital Canada, Ltd.	0.07%	11/10/21	60,000,000	59,998,440
(y)++Total Capital Canada, Ltd.	0.07%	11/18/21	90,000,000	89,995,850
(y)Toyota Motor Credit Corp.	0.07%	11/02/21	50,000,000	49,999,611
(y)Toyota Motor Credit Corp.	0.09%	11/05/21	50,000,000	49,999,319
(y)++Toyota Motor Credit Corp.	0.09%	12/22/21	50,000,000	49,993,550
(y)++United Overseas Bank	0.11%	01/21/22	187,500,000	187,446,624
(r)++Westpac Banking Corp.	0.14% (US0003M + 1 bps)	02/07/22	25,000,000	25,000,073

TOTAL COMMERCIAL PAPER (Cost $5,720,131,609)			5,720,582,000	5,720,111,503

YANKEE CERTIFICATES OF DEPOSIT - 14.0%
(r)Bank of Montreal Chicago	0.24% (SOFR + 19 bps)	05/06/22	50,000,000	50,018,086
(r)Bank of Montreal Chicago	0.19% (SOFR + 14 bps)	06/29/22	150,000,000	150,017,904
(r)Bank of Montreal Chicago	0.20% (SOFR + 15 bps)	09/15/22	100,000,000	99,996,500
(r)Bank of Nova Scotia	0.17% (US0003M + 5 bps)	11/05/21	50,000,000	50,000,545
(r)Bank of Nova Scotia	0.21% (SOFR + 16 bps)	02/28/22	115,000,000	115,042,275
(r)Bank of Nova Scotia	0.23% (SOFR + 18 bps)	05/06/22	50,000,000	50,020,823
(r)Bank of Nova Scotia	0.20% (SOFR + 15 bps)	10/20/22	25,000,000	24,996,660
(r)Bank of Nova Scotia	0.20% (SOFR + 15 bps)	10/24/22	25,000,000	24,996,086
(r)Canadian Imperial Bank of Commerce	0.14% (US0003M + 1 bps)	01/14/22	70,000,000	70,008,387
(r)Canadian Imperial Bank of Commerce	0.21% (SOFR + 16 bps)	09/07/22	75,000,000	75,007,295
(r)Canadian Imperial Bank of Commerce	0.19% (SOFR + 14 bps)	10/12/22	50,000,000	49,990,981
(r)Cooperatieve Rabobank UA	0.17% (SOFR + 12 bps)	09/02/22	100,000,000	99,968,916
(r)Royal Bank of Canada NY	0.20% (SOFR + 15 bps)	10/24/22	100,000,000	99,984,065
(r)Skandinaviska Enskilda Banken AB	0.15% (US0001M + 6 bps)	11/23/21	100,000,000	100,003,698
(r)Toronto Dominion Bank NY	0.17%	04/28/22	60,000,000	60,006,778
(r)Toronto Dominion Bank NY	0.22% (SOFR + 17 bps)	05/25/22	80,000,000	80,028,747
(r)++Toronto Dominion Bank NY	0.17%	06/24/22	100,000,000	100,000,373
(r)Westpac Banking Corp.	0.22% (SOFR + 17 bps)	04/19/22	100,000,000	100,037,304
(r)Westpac Banking Corp.	0.18% (SOFR + 13 bps)	07/08/22	75,000,000	75,003,212
(r)Westpac Banking Corp.	0.18% (SOFR + 13 bps)	09/09/22	75,000,000	74,985,790

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,550,003,979)			1,550,000,000	1,550,114,425

REPURCHASE AGREEMENTS - 20.1%
Barclays Bank PLC (Purchased on 10/31/21, proceeds at maturity $300,001,000, collateralized by various U.S. Treasury Obligations, 0.13% - 1.50%, 10/31/21 – 2/15/30, market value $306,000,056)	0.04%	11/01/21	300,000,000	300,000,000
BofA Securities, Inc. (Purchased on 10/31/21, proceeds at maturity $100,000,417, collateralized by various U.S. Treasury Obligations, 0.63% - 2.25%, 2/15/27 – 12/31/27, market value $102,000,015)	0.05%	11/01/21	100,000,000	100,000,000
Federal Reserve Bank NY (Purchased on 10/31/21, proceeds at maturity $400,001,667, collateralized by U.S. Treasury Obligation, 1.63%, 4/30/23, market value $400,001,707)	0.05%	11/01/21	400,000,000	400,000,000
Goldman Sachs & Co. LLC (Purchased on 10/31/21, proceeds at maturity $325,001,354, collateralized by various U.S. Government Agency Obligations, 2.50% - 3.50%, 3/20/48 - 10/20/51, market value $331,500,000)	0.05%	11/01/21	325,000,000	325,000,000

See Notes to Financial Statements.

6

Security Description	Rate	Maturity	Face Amount $	Fair Value $
REPURCHASE AGREEMENTS - 20.1% (continued)
J.P. Morgan Securities LLC (Purchased on 10/31/21, proceeds at maturity $350,001,458, collateralized by various U.S. Government Agency Obligations, 2.00% - 8.00%, 4/20/29 -6/15/63, market value $357,000,000)	0.05%	11/01/21	350,000,000	350,000,000
Mizuho Securities USA LLC (Purchased on 10/31/21, proceeds at maturity $100,000,417, collateralized by various U.S. Treasury Obligations, 0.13% - 2.75%, 4/30/22 - 10/31/27, market value $102,000,095)	0.05%	11/01/21	100,000,000	100,000,000
RBC Dominion Securities Inc. (Purchased on 10/31/21, proceeds at maturity $350,001,458, collateralized by various U.S. Treasury Obligations, 0.00% - 6.13%, 11/30/21 - 5/15/30, market value $357,000,004)	0.05%	11/01/21	350,000,000	350,000,000
TD Securities (USA) LLC (Purchased on 10/31/21, proceeds at maturity $300,001,250, collateralized by various U.S. Government Agency Obligations, 2.00% - 4.50%, 9/20/40 -10/20/51, market value $306,000,000)	0.05%	11/01/21	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,225,000,000)			2,225,000,000	2,225,000,000

U.S. TREASURY OBLIGATIONS - 14.2%
(y)U.S. Treasury Bill	0.05%	11/09/21	100,000,000	99,999,361
(y)U.S. Treasury Bill	0.05%	11/12/21	75,000,000	74,999,055
(y)U.S. Treasury Bill	0.05%	11/30/21	250,000,000	249,987,413
(y)U.S. Treasury Bill	0.05%	01/18/22	150,000,000	149,977,250
(y)U.S. Treasury Bill	0.05%	01/20/22	75,000,000	74,990,625
(y)U.S. Treasury Bill	0.05%	02/01/22	100,000,000	99,984,667
(r)U.S. Treasury Note	0.11% (USBMMY3M + 6 bps)	07/31/22	150,000,000	150,048,726
(r)U.S. Treasury Note	0.11% (USBMMY3M + 6 bps)	10/31/22	350,000,000	350,166,288
(r)U.S. Treasury Note	0.10% (USBMMY3M + 5 bps)	01/31/23	50,000,000	50,015,434
(r)U.S. Treasury Note	0.09% (USBMMY3M + 3 bps)	04/30/23	150,000,000	150,009,195
(r)U.S. Treasury Note	0.08% (USBMMY3M + 3 bps)	07/31/23	125,000,000	124,997,781

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,575,082,597)			1,575,000,000	1,575,175,795

TOTAL INVESTMENTS (Cost $11,070,218,185) - 100.0%				$11,070,401,723

SOFR—Secured Overnight Financing Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USBMMY3M—U.S. Treasury 3 Month Bill Money Market Yield

++

Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2021 was $4,367,767,493 which represented 39.4% of the total investments of the Fund.

(r)	The adjustable/variable rate shown is effective as of October 31, 2021.
(y)	The rate shown is the effective yield.

See Notes to Financial Statements.

7

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

ASSETS:
Investments, at value	$8,845,401,723
Repurchase agreements, at value	2,225,000,000

Total Investments	11,070,401,723

Cash	889,133,428
Interest receivable	828,472
Receivable for investments sold	225,000,000

Total Assets	12,185,363,623

LIABILITIES:
Payable for investments purchased	180,580,795
Distributions payable	350,023
Accrued expenses and other payables:
Investment Management Fees	479,791
CCO Fees	1,522
Director/Trustee Fees	702,141
Professional Fees	64,371
Transfer Agent Fees	19,215
Other Expenses	8,559

Total Liabilities	182,206,417

Net Assets	$12,003,157,206

NET ASSETS CONSIST OF:
Capital	$12,005,950,102
Total Distributable Earnings / (Loss)	(2,792,896)

NET ASSETS	$12,003,157,206

Shares of Beneficial Interest (unlimited number of shares authorized, no par value)	1,037,480,933

Net Asset Value (offering and redemption price per share)	$11.5695	(a)

Investments at cost	$11,070,218,185

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See Notes to Financial Statements.

8

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS

OCTOBER 31, 2021

INVESTMENT INCOME:
Interest	$12,604,940

Total Investment Income	12,604,940

EXPENSES:
Investment Management Fees	5,321,485
Administration Fees	622,614
CCO Fees	2,188
Director/Trustee Fees	284,180
Professional Fees	113,222
Transfer Agent Fees	120,890
Other Expenses	169,566

Total Expenses Before Fee Reductions	6,634,145

Fees Paid Indirectly	(622,614)

Net Expenses	6,011,531

Net Investment Income	6,593,409

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Gains from Investment Transactions	252,518
Net Change in Unrealized Depreciation on Investments	(1,702,800)

Net Realized and Unrealized Losses from Investments	(1,450,282)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,143,127

See Notes to Financial Statements.

9

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net Investment Income	$6,593,409	$105,935,180
Net Realized Gains (Losses) from Investment Transactions	252,518	(3,018,872)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,702,800)	1,854,814

Change in Net Assets resulting from operations	5,143,127	104,771,122

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid	(6,593,409)	(105,935,180)

Change in Net Assets from Distributions to Shareholders	(6,593,409)	(105,935,180)

CAPITAL TRANSACTIONS:
Proceeds from Shares Issued	74,119,274,573	73,360,601,657
Dividends Reinvested	845	27,347
Cost of Shares Redeemed	(70,898,717,300)	(80,938,612,983)

Change in Net Assets from Capital Transactions	3,220,558,118	(7,577,983,979)

Change in Net Assets	3,219,107,836	(7,579,148,037)
NET ASSETS:
Beginning of Year	8,784,049,370	16,363,197,407

End of Year	$12,003,157,206	$8,784,049,370

SHARES TRANSACTIONS:
Shares Issued	6,406,047,948	6,339,934,373
Reinvested	73	2,363
Shares Redeemed	(6,127,703,226)	(6,994,990,166)

Change in Shares	278,344,795	(655,053,430)

See Notes to Financial Statements.

10

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year)

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
NET ASSET VALUE, BEGINNING OF YEAR	$11.5711	$11.5707	$11.5703	$11.5715	$11.5723

INVESTMENT ACTIVITIES:
Net Investment Income	0.0074	0.0888	0.2746	0.2041	0.1090
Net Realized and Unrealized Gain/(Losses) on Investments	(0.0017)	0.0004	0.0004	(0.0012)	(0.0007)

Total from Investment Activities	0.0057	0.0892	0.2750	0.2029	0.1083

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(0.0073)	(0.0888)	(0.2746)	(0.2041)	(0.1091)
Net Realized Gains	—	— (a)	— (a)	— (a)	— (a)

TOTAL DISTRIBUTIONS	(0.0073)	(0.0888)	(0.2746)	(0.2041)	(0.1091)

Net Asset Value, End of Year	$11.5695	$11.5711	$11.5707	$11.5703	$11.5715

Total Return	0.05%	0.77%	2.41%	1.77%	0.94%

SUPPLEMENTAL DATA:
NET ASSETS, END OF YEAR (000’s)	$12,003,157	$8,784,049	$16,363,197	$20,777,502	$25,276,452

Ratios to Average Net Assets:
Net Investment Income	0.06%	0.88%	2.38%	1.74%	0.95%
Gross Expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net Expenses(b)	0.06%	0.05%	0.05%	0.05%	0.05%

(a)	Amount less than $0.005.
(b)	Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

See Notes to Financial Statements.

11

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements

October 31, 2021

A. ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational series, one of which, The DFA Short Term Investment Fund (the “Fund”), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the “Board”), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION – The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1	–	Inputs are quoted prices in active markets for identical securities

• Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Fund’s investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When determining the fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

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THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

October 31, 2021

The following table provides the fair value measurements of the Fund’s investments by level within the fair value hierarchy as of October 31, 2021:

	LEVEL 1 INVESTMENTS IN SECURITIES	LEVEL 2 INVESTMENTS IN SECURITIES	LEVEL 3 INVESTMENTS IN SECURITIES
THE DFA SHORT TERM INVESTMENT FUND
Commercial Paper	$—	$5,720,111,503	$—
Yankee Certificates of Deposit	—	1,550,114,425	—
Repurchase Agreements	—	2,225,000,000	—
U.S. Treasury Obligations	—	1,575,175,795	—

Total Investments	$—	$11,070,401,723	$—

2. DEFERRED COMPENSATION PLAN – Each eligible trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; DFA Inflation-Protected Securities Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

At October 31, 2021, the Fund’s total liability of $535,024 for deferred compensation to Trustees is included in the “Director/Trustee Fees” payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME – Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS – The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund’s investment adviser (the “Advisor” or “DFA”), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

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THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

October 31, 2021

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2021, attributable to distribution redesignations.

As of October 31, 2021, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
The DFA Short Term Investment Fund	$11,070,218,185	$377,605	$(194,067)	$183,538

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2021 and October 31, 2020 were as follows:

	Distributions Paid From
	Net Investment Income	Long-Term Capital Gains	Total Distributions Paid
The DFA Short Term Investment Fund
2021	$7,211,693	$—	$7,211,693
2020	132,105,179	—	132,105,179

As of October 31, 2021, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed
	Ordinary Income	Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital And Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
The DFA Short Term Investment Fund	$904,379	$—	$904,379	$(350,023)	$(2,810,125)	$183,538	$(2,072,231)

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THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

October 31, 2021

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS – The Fund may engage in repurchase agreement (“RA”) transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing an RA. Collateral for certain tri-party RAs is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. RA transactions involve certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund’s ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

RAs permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER – Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. DFA has served as the Fund’s investment advisor since the Fund’s commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES – Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. Amounts paid to the Trust’s CCO are reflected on the Statement of Operations as “CCO fees”.

At October 31, 2021, the following number of shareholders held the approximate percentage of the Fund’s outstanding shares:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
The DFA Short Term Investment Fund	2	19%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

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THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

October 31, 2021

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2021. A similar line of credit for $700 million was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 1, 2022. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

Lender	Weighted Average Loan Balance	Number of Days Outstanding*	Weighted Average Annualized Interest Rate	Interest Income (Expense)
The DFA Short Term
Investment Fund	$70,986	9	0.43%	$8

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Fund’s interfund lending program was used.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

On December 3, 2020, the Securities and Exchange Commission (SEC) adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

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THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (concluded)

October 31, 2021

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

J. CORONAVIRUS (COVID-19) PANDEMIC

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

17

THE DFA SHORT TERM INVESTMENT FUND

October  31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA Short Term Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Short Term Investment Fund (one of the funds constituting The DFA Investment Trust Company, hereafter referred to as the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

18

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information

October 31, 2021 – (Unaudited)

EXPENSE EXAMPLES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the table under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Beginning Account Value 5/1/21	Ending Account Value 10/31/21	Expenses Paid During Period 5/1/21 - 10/31/21(1)	Annualized Expense Ratio During Period
The DFA Short Term Investment Fund	Actual	$1,000.00	$1,000.20	$0.30	0.06%
	Hypothetical	1,000.00	1,024.90	0.31	0.06

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (concluded)

October 31, 2021 – (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all money market funds publish their holdings on a monthly basis on the fund’s website and file a complete Schedule of Investments with the SEC monthly on Form N-MFP. Such Form N-MFP filing must be made within five business days of the end of the month. They are available on the Fund’s website at http://us.dimensional.com/dfa-short-term-investment-fund, or by visiting the SEC’s website at http://www.sec.gov.

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THE DFA SHORT TERM INVESTMENT FUND

Fund Management

October 31, 2021 – (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

21

THE DFA SHORT TERM INVESTMENT FUND

Fund Management - (continued)

October 31, 2021 – (Unaudited)

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

22

THE DFA SHORT TERM INVESTMENT FUND

Fund Management - (continued)

October 31, 2021 – (Unaudited)

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

23

THE DFA SHORT TERM INVESTMENT FUND

Fund Management - (continued)

October 31, 2021 – (Unaudited)

Interested Director/Trustee

The following interested Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust - Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	137 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

24

THE DFA SHORT TERM INVESTMENT FUND

Fund Management - (continued)

October 31, 2021 – (Unaudited)

Officers

Below is the name, year of birth, information regarding positions with the Trust and the principal occupation for each officer of the Trust. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  ETF Trust (since 2020) Vice

President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020) Director

and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

25

THE DFA SHORT TERM INVESTMENT FUND

Fund Management - (continued)

October 31, 2021 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Vice President (since 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 - June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of

26

THE DFA SHORT TERM INVESTMENT FUND

Fund Management - (continued)

October 31, 2021 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) • of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities Vice President (since 2020) of

•  ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

•  all the DFA Entities

Assistant Treasurer (since 2017) of

•  the DFA Fund Complex

Vice President and Assistant Treasurer (since 2020) of

•  ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

•  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001

President of

•  the DFA Fund Complex (since 2017)

•  ETF Trust (since 2020)

General Counsel (since 2001) of

•  all the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

27

THE DFA SHORT TERM INVESTMENT FUND

Fund Management - (continued)

October 31, 2021 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFAIDG, DIG, DFAITC and DEM

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

28

THE DFA SHORT TERM INVESTMENT FUND

Fund Management - (continued)

October 31, 2021 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary (since 2020) of

•  ETF Trust

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since 2020)

•  All the DFA Funds

•  ETF Trust

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  ETF Trust (since 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd. Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Funds II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC Formerly, Director (2017-2018) of

•  Dimensional Fund Advisors Pte. Ltd.

29

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (concluded)

October 31, 2021 – (Unaudited)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since June 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex Vice President (since 2016)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)

•  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

30

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2021: $399,146

Fiscal Year Ended October 31, 2020: $251,332

(b)	Audit-Related Fees

Fees for Registrant	–	Fiscal Year Ended October 31, 2021: $32,385

Fiscal Year Ended October 31, 2020: $20,433

For fiscal years ended October 31, 2021 and October 31, 2020, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2021: $220,000

Fiscal Year Ended October 31, 2020: $215,000

For the fiscal years ended October 31, 2021 and October 31, 2020, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant	–	Fiscal Year Ended October 31, 2021: $3,495

Fiscal Year Ended October 31, 2020: $3,600

Tax Fees included, for the fiscal year ended October 31, 2020, fees for tax services in connection with the Registrant’s excise tax calculations, review of the Registrant’s applicable tax returns and review of the Registrant’s tax equalization calculations.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant	–	Fiscal Year Ended October 31, 2021: $0
Fiscal Year Ended October 31, 2020: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2021 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2021: $1,355,006

Fiscal Year Ended October 31, 2020: $1,318,159

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a)

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (9.6%)
	Activision Blizzard, Inc.	914,042	$71,468,944
	AT&T, Inc.	22,876,258	577,854,277
# *	Charter Communications, Inc., Class A	391,280	264,070,959
	Comcast Corp., Class A	14,284,552	734,654,509
# *	Discovery, Inc., Class A	1,025,284	24,032,657
*	Discovery, Inc., Class C	1,512,068	34,112,254
*	DISH Network Corp., Class A	655,458	26,919,660
	Electronic Arts, Inc.	14,138	1,982,854
	Fox Corp., Class A	1,012,263	40,227,332
	Fox Corp., Class B	398,625	14,733,180
	Interpublic Group of Cos., Inc.	846,787	30,967,001
*	Liberty Broadband Corp., Class A	27,366	4,399,632
*	Liberty Broadband Corp., Class C	255,397	41,489,243
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,048,504
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	4,383,760
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,821,732
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	17,682,009
#	Lumen Technologies, Inc.	6,413,688	76,066,340
# *	Madison Square Garden Entertainment Corp.	8,266	582,505
	News Corp., Class A	579,629	13,273,504
	News Corp., Class B	64,856	1,463,151
	Omnicom Group, Inc.	59,952	4,081,532
*	T-Mobile U.S., Inc.	1,375,885	158,268,052
	Verizon Communications, Inc.	5,468,340	289,767,337
	ViacomCBS, Inc., Class A	2,909	113,247
	ViacomCBS, Inc., Class B	1,966,931	71,242,241
*	Walt Disney Co.	2,075,362	350,881,453
# *	Zillow Group, Inc., Class C	6,600	683,958
*	Zynga, Inc., Class A	10,500	77,490

TOTAL COMMUNICATION SERVICES			2,865,349,317

CONSUMER DISCRETIONARY — (7.0%)
	Advance Auto Parts, Inc.	260,851	58,827,117
*	Aptiv PLC	179,618	31,054,156
	Aramark	912,981	33,305,547
	Autoliv, Inc.	417,162	40,402,140
# *	AutoNation, Inc.	16,300	1,974,256
	BorgWarner, Inc.	1,106,571	49,873,155
*	Capri Holdings Ltd.	28,630	1,524,261
*	CarMax, Inc.	348,626	47,733,872
# *	Carnival Corp.	1,380,879	30,600,279
*	Dollar Tree, Inc.	491,742	52,990,118
	DR Horton, Inc.	2,991,530	267,053,883
*	Ford Motor Co.	7,664,173	130,904,075
#	Gap, Inc.	942,706	21,389,999
	Garmin Ltd.	539,512	77,473,923
*	General Motors Co.	5,294,855	288,198,958
	Gentex Corp.	1,383,656	48,967,586
	Genuine Parts Co.	7,025	921,048
	Hasbro, Inc.	36,378	3,483,557
*	Hyatt Hotels Corp., Class A	135,848	11,574,250
	Kohl’s Corp.	522,185	25,341,638
	Lear Corp.	354,145	60,859,818
	Lennar Corp., Class A	1,101,303	110,053,209
	Lennar Corp., Class B	37,985	3,117,809

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc., Class A	108,700	$34,699,214
*	LKQ Corp.	1,704,698	93,894,766
	MGM Resorts International	1,571,958	74,133,539
*	Mohawk Industries, Inc.	538,637	95,451,863
	Newell Brands, Inc.	423,698	9,698,447
# *	Norwegian Cruise Line Holdings Ltd.	89,903	2,312,305
	PulteGroup, Inc.	2,382,974	114,573,390
*	PVH Corp.	289,789	31,682,631
	Qurate Retail, Inc., Class A	63,525	663,201
	Ralph Lauren Corp.	234,179	29,780,543
# *	Royal Caribbean Cruises Ltd.	599,907	50,650,148
	Tapestry, Inc.	359,369	14,008,204
	Target Corp.	118,528	30,772,239
	Toll Brothers, Inc.	163,928	9,863,548
# *	Veoneer, Inc.	289,615	10,194,448
#	Whirlpool Corp.	492,212	103,773,056

TOTAL CONSUMER DISCRETIONARY			2,103,776,196

CONSUMER STAPLES — (5.9%)
	Archer-Daniels-Midland Co.	1,132,777	72,769,594
	Bunge Ltd.	586,403	54,324,374
	Campbell Soup Co.	75,842	3,029,888
	Conagra Brands, Inc.	713,685	22,980,657
	Constellation Brands, Inc., Class A	399,835	86,688,226
*	Darling Ingredients, Inc.	496,900	41,997,988
	General Mills, Inc.	1,780,895	110,059,311
#	Hormel Foods Corp.	211,849	8,965,450
	Ingredion, Inc.	10,380	988,487
	J M Smucker Co.	730,185	89,710,529
	Keurig Dr Pepper, Inc.	148,700	5,366,583
	Kraft Heinz Co.	998,622	35,840,544
	Kroger Co.	3,332,236	133,356,085
	McCormick & Co., Inc.	34,185	2,742,663
	Molson Coors Beverage Co., Class B	452,391	19,945,919
	Mondelez International, Inc., Class A	3,446,636	209,348,671
*	Pilgrim’s Pride Corp.	6,211	174,902
*	Post Holdings, Inc.	242,049	24,563,132
	Seaboard Corp.	13	50,050
	Tyson Foods, Inc., Class A	1,703,838	136,255,925
*	U.S. Foods Holding Corp.	1,048,790	36,361,549
	Walgreens Boots Alliance, Inc.	2,964,353	139,383,878
	Walmart, Inc.	3,574,592	534,115,537

TOTAL CONSUMER STAPLES			1,769,019,942

ENERGY — (7.8%)
	Baker Hughes Co.	835,609	20,957,074
	Cabot Oil & Gas Corp.	79,737	1,699,993
	Chevron Corp.	2,479,971	283,931,880
	ConocoPhillips	5,239,620	390,299,294
#	Continental Resources, Inc.	7,637	372,762
	Devon Energy Corp.	448,267	17,966,541
	Diamondback Energy, Inc.	4,467	478,818
	EOG Resources, Inc.	1,171,923	108,356,000
	Exxon Mobil Corp.	6,882,535	443,717,031
	Halliburton Co.	1,689,840	42,229,102
	Hess Corp.	1,051,133	86,792,052
	HollyFrontier Corp.	392	13,250
	Kinder Morgan, Inc.	4,353,789	72,925,966

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	57,701	$941,680
	Marathon Petroleum Corp.	2,499,258	164,776,080
*	NOV, Inc.	23,459	328,895
	Occidental Petroleum Corp.	3,930,559	131,791,643
	ONEOK, Inc.	977,512	62,189,313
	Phillips 66	938,504	70,181,329
	Pioneer Natural Resources Co.	483,420	90,389,872
	Schlumberger NV	4,645,370	149,859,636
	Targa Resources Corp.	438,261	23,959,729
	Valero Energy Corp.	1,099,754	85,043,977
	Williams Cos., Inc.	3,362,733	94,459,170

TOTAL ENERGY			2,343,661,087

FINANCIALS — (21.7%)
	Aflac, Inc.	1,552,844	83,341,137
*	Alleghany Corp.	33,373	21,738,505
	Allstate Corp.	789,514	97,639,196
	Ally Financial, Inc.	3,002,913	143,359,067
	American Financial Group, Inc.	352,608	47,968,792
	American International Group, Inc.	1,394,312	82,389,896
*	Arch Capital Group Ltd.	522,976	21,870,856
	Assurant, Inc.	225,564	36,385,729
*	Athene Holding Ltd., Class A	122,622	10,669,340
	Axis Capital Holdings Ltd.	60,236	3,136,489
	Bank of America Corp.	9,081,247	433,901,934
	Bank of New York Mellon Corp.	2,654,900	157,170,080
*	Berkshire Hathaway, Inc., Class B	1,932,050	554,517,671
	BOK Financial Corp.	6,114	618,553
	Capital One Financial Corp.	1,585,334	239,432,994
	Charles Schwab Corp.	3,700	303,511
	Chubb Ltd.	588,566	114,994,025
	Citigroup, Inc.	5,054,796	349,589,691
	Citizens Financial Group, Inc.	925,776	43,863,267
	CNA Financial Corp.	188,355	8,449,605
	Comerica, Inc.	155,103	13,197,714
	East West Bancorp, Inc.	105,524	8,387,048
	Equitable Holdings, Inc.	1,600	53,600
	Everest Re Group Ltd.	105,228	27,517,122
	Fifth Third Bancorp	4,368,319	190,152,926
	First Horizon Corp.	75,600	1,282,932
	Franklin Resources, Inc.	55,372	1,743,664
	Goldman Sachs Group, Inc.	1,096,257	453,137,831
	Hartford Financial Services Group, Inc.	2,301,121	167,820,755
	Huntington Bancshares, Inc.	4,897,331	77,083,990
	Invesco Ltd.	245,316	6,233,480
	Jefferies Financial Group, Inc.	303,442	13,048,006
	JPMorgan Chase & Co.	5,030,448	854,622,811
	KeyCorp.	3,705,439	86,225,566
	Lincoln National Corp.	542,046	39,108,619
	Loews Corp.	912,236	51,149,073
	M&T Bank Corp.	167,424	24,631,419
*	Markel Corp.	1,271	1,668,988
	MetLife, Inc.	992,550	62,332,140
	Morgan Stanley	4,295,101	441,450,481
	Northern Trust Corp.	7,507	923,661
	Old Republic International Corp.	789,063	20,381,497
	People’s United Financial, Inc.	396,896	6,802,797
	PNC Financial Services Group, Inc.	1,142,434	241,087,847
	Principal Financial Group, Inc.	1,679,227	112,659,339

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	10,200	$768,162
	Prudential Financial, Inc.	735,801	80,974,900
	Raymond James Financial, Inc.	2,229	219,757
	Regions Financial Corp.	5,577,353	132,071,719
	Reinsurance Group of America, Inc.	171,654	20,268,904
	RenaissanceRe Holdings Ltd.	59,524	8,440,503
	Santander Consumer USA Holdings, Inc.	811,033	33,820,076
	Signature Bank	400	119,128
	State Street Corp.	481,912	47,492,428
	Synchrony Financial	1,171,756	54,428,066
	Synovus Financial Corp.	22,362	1,041,846
	Travelers Cos., Inc.	1,136,535	182,845,751
	Truist Financial Corp.	2,893,413	183,644,923
	U.S. Bancorp	677,224	40,884,013
	Unum Group	30,296	771,639
#	Voya Financial, Inc.	140,636	9,812,174
	Wells Fargo & Co.	5,521,821	282,496,362
	WR Berkley Corp.	260,023	20,697,831
	Zions Bancorp NA	744,970	46,925,660

TOTAL FINANCIALS			6,501,767,486

HEALTH CARE — (15.7%)
	Abbott Laboratories	290,207	37,404,780
	AbbVie, Inc.	6,916	793,058
	Anthem, Inc.	803,952	349,823,634
	Baxter International, Inc.	660,698	52,168,714
	Becton Dickinson & Co.	159,545	38,225,387
*	Biogen, Inc.	450,922	120,251,879
*	Bio-Rad Laboratories, Inc., Class A	28,609	22,735,000
*	Boston Scientific Corp.	50,481	2,177,245
	Bristol-Myers Squibb Co.	4,416,689	257,934,638
*	Catalent, Inc.	24,420	3,366,541
*	Centene Corp.	1,396,759	99,505,111
	Cerner Corp.	214,084	15,904,300
*	Change Healthcare, Inc.	290,410	6,252,527
	Cigna Corp.	1,075,436	229,723,884
	Cooper Cos., Inc.	6,954	2,899,262
	CVS Health Corp.	4,791,977	427,827,707
	Danaher Corp.	975,010	303,978,868
*	DaVita, Inc.	437,096	45,125,791
	DENTSPLY SIRONA, Inc.	322,766	18,465,443
*	Elanco Animal Health, Inc.	80,232	2,638,028
*	Envista Holdings Corp.	11,130	435,183
	Gilead Sciences, Inc.	2,017,924	130,922,909
*	Henry Schein, Inc.	212,926	16,256,900
*	Hologic, Inc.	58,398	4,281,157
	Humana, Inc.	517,327	239,605,173
*	IQVIA Holdings, Inc.	144,920	37,884,986
*	Jazz Pharmaceuticals PLC	216,185	28,761,252
*	Laboratory Corp. of America Holdings	758,731	217,770,972
	McKesson Corp.	123,372	25,646,571
	Medtronic PLC.	1,794,733	215,116,697
	PerkinElmer, Inc.	121,202	21,439,422
	Perrigo Co. PLC	16,298	735,855
	Pfizer, Inc.	17,597,787	769,727,203
	Quest Diagnostics, Inc.	971,775	142,637,134
*	Regeneron Pharmaceuticals, Inc.	115,450	73,881,073
	STERIS PLC	209,232	48,905,888
*	Syneos Health, Inc.	13,905	1,297,893

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Teleflex, Inc.	400	$142,776
	Thermo Fisher Scientific, Inc.	758,947	480,466,577
*	United Therapeutics Corp.	40,188	7,666,263
	UnitedHealth Group, Inc.	5,974	2,750,848
	Universal Health Services, Inc., Class B	541,236	67,167,388
*	Vertex Pharmaceuticals, Inc.	78,678	14,549,923
	Viatris, Inc.	3,416,293	45,607,512
	Zimmer Biomet Holdings, Inc.	367,080	52,536,490

TOTAL HEALTH CARE			4,683,395,842

INDUSTRIALS — (13.6%)
*	AECOM	555,241	37,961,827
	AGCO Corp.	370,490	45,277,583
*	Alaska Air Group, Inc.	277,035	14,627,448
	AMERCO	84,561	62,320,611
	AMETEK, Inc.	167,329	22,154,360
	Arcosa, Inc.	75,409	3,900,908
*	Builders FirstSource, Inc.	591,900	34,490,013
*	CACI International, Inc., Class A	2,200	632,808
	Carlisle Cos., Inc.	344,730	76,847,212
	Carrier Global Corp.	2,108,684	110,136,565
	CSX Corp.	1,802,425	65,193,712
	Cummins, Inc.	513,903	123,254,495
	Deere & Co.	1,688	577,819
*	Delta Air Lines, Inc.	270,717	10,593,156
	Dover Corp.	414,398	70,066,414
	Eaton Corp. PLC	1,110,312	182,935,005
	Emerson Electric Co.	244,394	23,708,662
	FedEx Corp.	1,020,334	240,319,267
*	Fluor Corp.	363	7,057
	Fortive Corp.	270,555	20,483,719
	Fortune Brands Home & Security, Inc.	521,389	52,868,845
	General Dynamics Corp.	429,452	87,071,393
	General Electric Co.	705,939	74,031,823
*	GXO Logistics, Inc.	844,422	74,984,674
	Howmet Aerospace, Inc.	1,598,924	47,472,053
	Hubbell, Inc.	31,189	6,218,151
	Huntington Ingalls Industries, Inc.	720	145,966
*	Ingersoll Rand, Inc.	798,380	42,920,909
	Jacobs Engineering Group, Inc.	344,319	48,349,274
# *	JetBlue Airways Corp.	345,167	4,842,693
	Johnson Controls International PLC	1,549,925	113,717,997
	Kansas City Southern	679,296	210,751,584
	L3Harris Technologies, Inc.	109,489	25,241,594
	Leidos Holdings, Inc.	736,625	73,647,767
	ManpowerGroup, Inc.	148,673	14,369,245
*	MasTec, Inc.	13,315	1,186,766
*	Middleby Corp.	58,200	10,618,008
	Nielsen Holdings PLC	1,024,597	20,748,089
	Norfolk Southern Corp.	802,832	235,269,918
	Northrop Grumman Corp.	40,280	14,388,822
	nVent Electric PLC	13,164	466,664
	Oshkosh Corp.	194,784	20,841,888
	Otis Worldwide Corp.	1,228,006	98,621,162
	Owens Corning	522,134	48,772,537
	PACCAR, Inc.	962,001	86,214,530
	Parker-Hannifin Corp.	386,272	114,564,412
	Pentair PLC	1,022,156	75,608,879
	Quanta Services, Inc.	681,204	82,616,421

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Raytheon Technologies Corp.	2,028,378	$180,241,669
	Republic Services, Inc.	1,835,706	247,086,028
	Roper Technologies, Inc.	9,729	4,746,487
*	Sensata Technologies Holding PLC	672,107	37,033,096
	Snap-on, Inc.	314,577	63,931,484
*	Southwest Airlines Co.	1,349,865	63,821,617
	Stanley Black & Decker, Inc.	768,993	138,211,112
	Textron, Inc.	1,834,221	135,457,221
	Trane Technologies PLC	750,431	135,775,481
*	United Airlines Holdings, Inc.	833,721	38,467,887
*	United Rentals, Inc.	245,930	93,234,522
	Westinghouse Air Brake Technologies Corp.	314,577	28,541,571
*	XPO Logistics, Inc.	844,422	72,451,408

TOTAL INDUSTRIALS			4,071,040,288

INFORMATION TECHNOLOGY — (9.2%)
*	Akamai Technologies, Inc.	143,163	15,097,970
	Amdocs Ltd.	720,716	56,100,533
	Analog Devices, Inc.	608,583	105,583,065
*	Arrow Electronics, Inc.	474,688	54,945,136
	Avnet, Inc.	5,178	197,334
# *	Cerence, Inc.	658	69,175
*	Ciena Corp.	76,500	4,153,185
	Cognizant Technology Solutions Corp., Class A	1,483,782	115,868,536
	Concentrix Corp.	94,091	16,718,089
	Corning, Inc.	4,000,592	142,301,057
	Dolby Laboratories, Inc., Class A	16,857	1,489,316
*	DXC Technology Co.	784,579	25,553,738
*	F5 Networks, Inc.	108	22,804
	Fidelity National Information Services, Inc.	826,110	91,483,421
# *	First Solar, Inc.	1,083	129,516
*	Fiserv, Inc.	500,034	49,248,349
*	Flex Ltd.	1,342,960	22,696,024
	Global Payments, Inc.	246,990	35,317,100
	Hewlett Packard Enterprise Co.	8,061,105	118,095,188
	HP, Inc.	9,358,742	283,850,645
	Intel Corp.	12,800,223	627,210,927
	International Business Machines Corp.	472,514	59,111,501
*	IPG Photonics Corp.	3,170	504,062
	Jabil, Inc.	219,735	13,175,311
	Juniper Networks, Inc.	1,212,705	35,799,052
	Lam Research Corp.	19,375	10,919,169
	Marvell Technology, Inc.	1,148,850	78,696,225
	Microchip Technology, Inc.	2,564	189,967
	Micron Technology, Inc.	4,258,919	294,291,303
	MKS Instruments, Inc.	1,502	225,375
*	Nuance Communications, Inc.	4,368	240,458
*	ON Semiconductor Corp.	2,363,988	113,636,903
*	Qorvo, Inc.	523,064	87,995,057
	Skyworks Solutions, Inc.	274,655	45,903,090
	SS&C Technologies Holdings, Inc.	361,929	28,762,498
	SYNNEX Corp.	94,091	9,879,555
	TE Connectivity Ltd.	987,862	144,227,852
*	Teledyne Technologies, Inc.	629	282,559
	Vontier Corp.	23,227	785,769
*	Western Digital Corp.	1,180,996	61,754,281
	Xerox Holdings Corp.	31,592	562,338

TOTAL INFORMATION TECHNOLOGY			2,753,073,433

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	MATERIALS — (7.4%)
	Air Products & Chemicals, Inc.	379,320	$113,723,929
	Albemarle Corp.	500,961	125,475,702
	Alcoa Corp.	535	24,583
	Amcor PLC	1,181,325	14,258,593
*	Arconic Corp.	223,306	6,569,663
	Ball Corp.	644	58,913
	Celanese Corp., Class A	78,858	12,736,356
	CF Industries Holdings, Inc.	1,280,508	72,732,854
# *	Cleveland-Cliffs, Inc.	19,366	466,914
	Corteva, Inc.	1,073,383	46,316,476
	Dow, Inc.	2,444,152	136,799,187
	DuPont de Nemours, Inc.	557,162	38,778,475
	Eastman Chemical Co.	863,487	89,828,553
	FMC Corp.	1,803	164,091
	Freeport-McMoRan, Inc.	5,290,412	199,554,341
	Huntsman Corp.	8,221	267,840
	International Flavors & Fragrances, Inc.	429,686	63,357,201
	International Paper Co.	2,105,441	104,577,254
*	Linde PLC	736,764	235,175,069
	LyondellBasell Industries NV, Class A	981,375	91,091,228
	Martin Marietta Materials, Inc.	263,699	103,591,515
	Mosaic Co.	660,597	27,461,017
	Newmont Corp.	1,820,613	98,313,102
	Nucor Corp.	2,025,072	226,099,289
	Packaging Corp. of America	118,549	16,285,076
	PPG Industries, Inc.	2,452	393,718
	Reliance Steel & Aluminum Co.	435,518	63,655,311
	Royal Gold, Inc.	87,093	8,623,949
	Sonoco Products Co.	136,082	7,885,952
	Steel Dynamics, Inc.	1,692,329	111,829,100
*	Sylvamo Corp.	191,403	5,389,908
	Valvoline, Inc.	796,275	27,041,499
	Vulcan Materials Co.	533,578	101,443,849
	Westlake Chemical Corp.	372,164	36,226,444
	WestRock Co.	694,588	33,409,683

	TOTAL MATERIALS		2,219,606,634

	REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	868,711	90,415,441
*	Howard Hughes Corp.	4,513	393,218
*	Jones Lang LaSalle, Inc.	218,089	56,317,122

	TOTAL REAL ESTATE		147,125,781

	UTILITIES — (0.2%)
	MDU Resources Group, Inc.	20,335	624,895
	NRG Energy, Inc.	1,169,432	46,648,642
	Vistra Corp.	1,084,247	21,240,399

	TOTAL UTILITIES		68,513,936

	TOTAL COMMON STOCKS Cost ($16,670,232,267)		29,526,329,942

	TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	252,244,635	252,244,635

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	13,464,092	$155,779,548

TOTAL INVESTMENTS — (100.0%)
(Cost $17,078,248,214)			$29,934,354,125

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	938	12/17/21	$206,938,892	$215,599,300	$8,660,408

Total Futures Contracts			$206,938,892	$215,599,300	$8,660,408

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,865,349,317	—	—	$2,865,349,317
Consumer Discretionary	2,103,776,196	—	—	2,103,776,196
Consumer Staples	1,769,019,942	—	—	1,769,019,942
Energy	2,343,661,087	—	—	2,343,661,087
Financials	6,501,767,486	—	—	6,501,767,486
Health Care	4,683,395,842	—	—	4,683,395,842
Industrials	4,071,040,288	—	—	4,071,040,288
Information Technology	2,753,073,433	—	—	2,753,073,433
Materials	2,219,606,634	—	—	2,219,606,634
Real Estate	147,125,781	—	—	147,125,781
Utilities	68,513,936	—	—	68,513,936
Temporary Cash Investments	252,244,635	—	—	252,244,635
Securities Lending Collateral	—	$155,779,548	—	155,779,548
Futures Contracts**	8,660,408	—	—	8,660,408

TOTAL	$29,787,234,985	$155,779,548	—	$29,943,014,533

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.0%)
*	AMP Ltd.	3,794,941	$3,104,829
	Aurizon Holdings Ltd.	3,943,404	10,053,557
	Australia & New Zealand Banking Group Ltd.	6,888,410	146,588,595
#	Bank of Queensland Ltd.	424,263	2,824,711
#	Bendigo & Adelaide Bank Ltd.	573,602	4,017,454
	BlueScope Steel Ltd.	3,134,039	48,972,821
*	Boral Ltd.	1	5
	Challenger Ltd.	77,767	408,497
	Cleanaway Waste Management Ltd.	4,838,776	9,840,896
*	Crown Resorts Ltd.	161,839	1,219,943
	Downer EDI Ltd.	1,156,067	5,527,331
	Fortescue Metals Group Ltd.	99,239	1,034,074
	Harvey Norman Holdings Ltd.	2,695,782	10,113,515
	IGO Ltd.	379,319	2,777,683
	Incitec Pivot Ltd.	6,400,695	14,482,121
	Lendlease Corp. Ltd.	1,673,113	13,254,748
	National Australia Bank Ltd.	4,975,285	108,172,523
	Newcrest Mining Ltd.	665,644	12,471,403
	Northern Star Resources Ltd.	9,952	68,896
	Oil Search Ltd.	3,372,770	10,926,436
#	Orica Ltd.	219,207	2,516,341
	Origin Energy Ltd.	3,515,673	13,464,955
#	OZ Minerals Ltd.	435,715	8,288,108
	QBE Insurance Group Ltd.	952,190	8,525,367
	Qube Holdings Ltd.	608,346	1,469,207
#	Santos Ltd.	7,088,455	37,221,959
#	Seven Group Holdings Ltd.	80,291	1,311,337
	South32 Ltd.	12,345,066	33,301,836
	Suncorp Group Ltd.	3,668,708	32,463,817
	Tabcorp Holdings Ltd.	2,668,586	10,048,168
#	TPG Telecom Ltd.	238,910	1,219,621
	Westpac Banking Corp.	8,060,284	156,813,850
	Woodside Petroleum Ltd.	2,022,511	35,356,674
	Worley Ltd.	703,009	5,776,067

TOTAL AUSTRALIA			753,637,345

AUSTRIA — (0.0%)
	Erste Group Bank AG	20,625	884,518
	Raiffeisen Bank International AG	21,469	627,322

TOTAL AUSTRIA			1,511,840

BELGIUM — (0.7%)
	Ageas SA	382,351	18,600,493
	KBC Group NV	565,642	52,674,264
	Solvay SA	113,690	13,514,567

TOTAL BELGIUM			84,789,324

CANADA — (9.4%)
	AltaGas Ltd.	238,228	4,931,643
#	ARC Resources Ltd.	139,819	1,341,024
#	Bank of Montreal	180,174	19,562,040
	Bank of Montreal	1,448,818	157,211,241
	Bank of Nova Scotia	495,702	32,499,402
	Bank of Nova Scotia	1,698,160	111,331,370
	Barrick Gold Corp.	495,327	9,089,266

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp.	1,961,704	$36,036,502
	Cameco Corp.	82,292	1,999,696
#	Canadian Imperial Bank of Commerce	907,318	110,093,685
	Canadian Imperial Bank of Commerce	248,491	30,132,019
	Canadian Natural Resources Ltd.	489,228	20,792,981
	Canadian Natural Resources Ltd.	3,476,035	147,766,248
#	Cenovus Energy, Inc.	442,856	5,295,951
	Cenovus Energy, Inc.	1,287,778	15,427,580
#	Endeavour Mining PLC	549,867	13,968,826
	Fairfax Financial Holdings Ltd.	97,836	39,625,319
	First Quantum Minerals Ltd.	1,494,285	35,376,975
	Great-West Lifeco, Inc.	202,161	5,947,545
	iA Financial Corp., Inc.	170,895	10,109,262
	Imperial Oil Ltd.	208,007	7,042,254
#	Imperial Oil Ltd.	499,213	16,913,336
	Kinross Gold Corp.	4,622,914	27,791,274
	Lundin Mining Corp.	2,996,201	26,073,921
	Magna International, Inc.	62,649	5,093,364
	Manulife Financial Corp.	898,760	17,508,972
	Manulife Financial Corp.	1,882,277	36,685,579
	Nutrien Ltd.	817,884	57,178,256
	Onex Corp.	143,116	10,665,472
#	Sun Life Financial, Inc.	57,328	3,265,976
	Suncor Energy, Inc.	1,317,132	34,641,776
	Suncor Energy, Inc.	1,417,268	37,274,148
*	Teck Resources Ltd., Class B	3,183	88,834
	Teck Resources Ltd., Class B	1,439,855	40,171,955
# *	Tilray, Inc.	249,242	2,567,193
	Toronto-Dominion Bank	28,914	2,098,928
#	Toronto-Dominion Bank	147,064	10,663,611
	Tourmaline Oil Corp.	748,518	27,053,337
	West Fraser Timber Co. Ltd.	194,104	15,541,181

TOTAL CANADA			1,186,857,942

DENMARK — (2.2%)
#	AP Moller - Maersk AS, Class A	4,146	11,383,501
	AP Moller - Maersk AS, Class B	5,816	16,854,464
	Carlsberg AS, Class B	288,439	47,625,833
#	Chr Hansen Holding AS	17,775	1,414,851
	Danske Bank AS	884,653	14,969,763
# *	Demant AS	45,830	2,221,744
	DSV AS	309,306	71,888,035
#	H Lundbeck AS	236,230	6,578,865
#	Rockwool International AS, Class B	19,106	8,737,470
	Tryg AS	271,178	6,435,896
#	Vestas Wind Systems AS	1,973,579	85,317,056

TOTAL DENMARK			273,427,478

FINLAND — (0.9%)
	Fortum Oyj	516,377	15,357,085
*	Nokia Oyj	4,351,573	24,975,874
	Nordea Bank Abp	3,248,891	39,788,576
	Nordea Bank Abp	471,228	5,765,501
	Stora Enso Oyj, Class R	1,249,200	20,786,087
	UPM-Kymmene Oyj	295,566	10,430,797

TOTAL FINLAND			117,103,920

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (9.8%)
	Arkema SA	237,138	$32,439,055
	AXA SA	1,974,356	57,439,907
#	BNP Paribas SA	1,824,346	122,116,632
	Bollore SA	1,717,699	9,983,610
	Bouygues SA	1,023,747	41,477,421
	Carrefour SA	2,495,917	45,185,720
	Cie de Saint-Gobain	1,844,395	127,286,369
	Cie Generale des Etablissements Michelin SCA	622,212	97,822,573
	CNP Assurances	565,829	14,176,935
	Credit Agricole SA	1,053,519	15,894,399
	Danone SA	248,332	16,187,704
	Eiffage SA	103,098	10,611,378
	Electricite de France SA	1,705,570	25,136,609
	Engie SA	2,921,572	41,559,791
	EssilorLuxottica SA	66,127	13,681,498
	Faurecia SE	47,286	2,441,338
	Orange SA	5,978,647	65,196,841
	Publicis Groupe SA	431,125	28,942,896
*	Renault SA	383,338	13,813,231
	Sanofi	570,080	57,261,176
	Societe Generale SA	1,357,954	45,360,990
	TotalEnergies SE	6,840,726	342,549,007
	Valeo	156,647	4,602,611
	Vinci SA	29,858	3,192,125
#	Vivendi SE	253,853	3,270,277

TOTAL FRANCE			1,237,630,093

GERMANY — (6.5%)
	Allianz SE	559,039	129,814,638
	BASF SE	54,602	3,929,905
	Bayer AG	926,497	52,215,196
	Bayerische Motoren Werke AG	1,003,964	101,436,507
*	Commerzbank AG	770,402	5,626,149
*	Continental AG	148,327	17,439,013
Ω	Covestro AG	210,128	13,456,306
	Daimler AG	2,568,275	254,933,183
*	Deutsche Bank AG	1,938,873	24,905,420
*	Deutsche Bank AG	1,483,028	19,012,419
	Evonik Industries AG	355,524	11,519,262
	Fresenius SE & Co. KGaA	755,986	34,362,395
	HeidelbergCement AG	448,245	33,755,053
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,927	10,933,579
	RWE AG	1,065,243	41,002,963
*	Talanx AG	162,600	7,819,470
	Telefonica Deutschland Holding AG	3,595,005	9,366,490
	Uniper SE	236,980	10,476,085
	United Internet AG	1,408	51,956
*	Vitesco Technologies Group AG, Class A	29,665	1,700,943
	Volkswagen AG	111,321	36,190,216

TOTAL GERMANY			819,947,148

HONG KONG — (1.9%)
Ω	BOC Aviation Ltd.	647,400	5,665,250
	BOC Hong Kong Holdings Ltd.	5,051,500	16,007,418
# *	Cathay Pacific Airways Ltd.	6,186,999	5,707,856
	CK Asset Holdings Ltd.	2,790,303	17,235,853
	CK Hutchison Holdings Ltd.	7,657,984	51,342,339
	CK Infrastructure Holdings Ltd.	443,000	2,670,844

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Properties Ltd.	5,009,000	$11,625,154
	Hang Seng Bank Ltd.	112,600	2,139,730
	Henderson Land Development Co. Ltd.	2,311,485	9,678,604
#	HKT Trust & HKT Ltd.	2,469,000	3,350,514
	MTR Corp. Ltd.	2,070,933	11,297,172
	New World Development Co. Ltd.	4,946,042	21,453,107
#	Sino Land Co. Ltd.	9,343,922	12,281,509
	Sun Hung Kai Properties Ltd.	3,383,420	44,858,474
	Swire Pacific Ltd., Class A	1,680,000	10,561,468
	Swire Pacific Ltd., Class B	2,855,000	2,999,156
Ω	WH Group Ltd.	17,567,196	12,314,849

TOTAL HONG KONG			241,189,297

IRELAND — (0.4%)
	CRH PLC	293,793	14,059,118
#	CRH PLC, Sponsored ADR	528,926	25,356,712
# *	Flutter Entertainment PLC	4,543	860,020
*	Flutter Entertainment PLC	35,417	6,683,537

TOTAL IRELAND			46,959,387

ISRAEL — (0.4%)
#	Bank Hapoalim BM	1,314,285	12,944,341
	Bank Leumi Le-Israel BM	1,257,612	12,015,685
	Harel Insurance Investments & Financial Services Ltd.	33,318	372,503
# *	Israel Discount Bank Ltd., Class A	2,479,017	14,978,786
	Phoenix Holdings Ltd.	246,756	3,118,977
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	796,262	6,959,330

TOTAL ISRAEL			50,389,622

ITALY — (1.9%)
	Eni SpA	3,886,295	55,700,091
	Intesa Sanpaolo SpA	21,991,838	62,504,673
*	Mediobanca Banca di Credito Finanziario SpA	261,028	3,114,775
	Stellantis NV	1,935,118	38,633,563
	Telecom Italia SpA	63,812,045	22,764,925
	Telecom Italia SpA	6,225,918	2,366,930
	Telecom Italia SpA, Sponsored ADR	1,728,421	6,135,895
	UniCredit SpA	3,293,998	43,544,806
	UnipolSai Assicurazioni SpA	86,004	249,042

TOTAL ITALY			235,014,700

JAPAN — (20.4%)
	AEON Financial Service Co. Ltd.	15,000	190,577
	AGC, Inc.	895,500	44,591,923
	Air Water, Inc.	14,300	218,791
	Aisin Corp.	609,000	22,284,993
	Alfresa Holdings Corp.	176,100	2,482,477
	Alps Alpine Co. Ltd.	352,800	3,447,229
	Amada Co. Ltd.	907,100	8,961,665
	Aozora Bank Ltd.	253,300	5,794,231
	Asahi Kasei Corp.	1,769,400	18,588,164
	Bank of Kyoto Ltd.	113,679	5,112,509
	Bridgestone Corp.	369,800	16,359,688
	Brother Industries Ltd.	225,000	4,350,135
	Canon Marketing Japan, Inc.	153,000	3,030,980
	Canon, Inc.	531,500	12,085,975
	Chiba Bank Ltd.	1,064,000	6,594,898

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Coca-Cola Bottlers Japan Holdings, Inc.	331,157	$4,557,239
	Concordia Financial Group Ltd.	2,530,100	10,056,315
	Credit Saison Co. Ltd.	393,600	4,825,425
	Dai Nippon Printing Co. Ltd.	521,600	12,922,674
	Daicel Corp.	1,087,400	8,141,654
	Dai-ichi Life Holdings, Inc.	1,076,847	22,655,301
	Daio Paper Corp.	39,000	686,265
	Daiwa House Industry Co. Ltd.	321,200	10,596,443
	Daiwa Securities Group, Inc.	3,723,000	20,916,374
	DeNA Co. Ltd.	139,700	2,580,563
	Denka Co. Ltd.	234,800	7,687,150
	DIC Corp.	361,500	9,571,351
	Dowa Holdings Co. Ltd.	189,000	7,893,379
	Ebara Corp.	249,800	13,630,800
	ENEOS Holdings, Inc.	4,584,303	18,485,054
	Fuji Media Holdings, Inc.	52,200	541,079
	FUJIFILM Holdings Corp.	24,800	1,916,479
	Fukuoka Financial Group, Inc.	386,600	6,945,394
	Fukuyama Transporting Co. Ltd.	50,893	2,027,320
	Hankyu Hanshin Holdings, Inc.	581,700	18,035,932
	Haseko Corp.	441,400	5,747,487
	Hino Motors Ltd.	185,100	1,750,987
	Hitachi Construction Machinery Co. Ltd.	9,200	293,535
	Hitachi Ltd.	997,700	57,492,003
	Honda Motor Co. Ltd.	3,522,000	104,173,232
	Idemitsu Kosan Co. Ltd.	523,138	14,288,101
	IHI Corp.	236,700	5,528,793
	Iida Group Holdings Co. Ltd.	674,550	16,630,691
	Inpex Corp.	2,704,683	22,555,216
	Isetan Mitsukoshi Holdings Ltd.	549,300	4,015,903
	Isuzu Motors Ltd.	1,169,200	15,729,012
#	ITOCHU Corp.	693,400	19,776,370
	Izumi Co. Ltd.	3,900	118,243
	J Front Retailing Co. Ltd.	712,300	6,602,246
	Japan Post Holdings Co. Ltd.	1,170,410	8,993,315
	Japan Post Insurance Co. Ltd.	97,800	1,586,774
	JFE Holdings, Inc.	1,257,295	19,212,021
	JGC Holdings Corp.	257,700	2,421,686
	JTEKT Corp.	572,800	5,070,204
	Kajima Corp.	660,500	8,132,573
	Kamigumi Co. Ltd.	342,200	6,890,180
	Kaneka Corp.	244,908	9,391,974
	Kawasaki Heavy Industries Ltd.	677,300	13,744,067
	Kinden Corp.	222,800	3,656,285
	Kokuyo Co. Ltd.	20,200	307,421
	Komatsu Ltd.	539,500	14,130,206
	Konica Minolta, Inc.	5,300	26,233
	K’s Holdings Corp.	403,300	4,163,150
	Kuraray Co. Ltd.	1,529,300	13,838,716
	Kyocera Corp.	179,600	10,515,032
	Lixil Corp.	961,800	24,708,517
	Mabuchi Motor Co. Ltd.	73,100	2,520,360
	Marubeni Corp.	2,948,900	25,022,358
	Maruichi Steel Tube Ltd.	15,500	352,187
*	Mazda Motor Corp.	1,020,400	9,177,755
	Mebuki Financial Group, Inc.	1,258,420	2,576,634
	Medipal Holdings Corp.	329,250	5,956,864
	Mitsubishi Chemical Holdings Corp.	3,181,900	26,337,932
	Mitsubishi Corp.	1,817,600	57,795,971

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Electric Corp.	931,500	$12,509,517
	Mitsubishi Estate Co. Ltd.	17,100	259,868
	Mitsubishi Gas Chemical Co., Inc.	727,100	14,633,784
	Mitsubishi HC Capital, Inc.	2,653,300	13,304,176
	Mitsubishi Heavy Industries Ltd.	724,500	18,527,537
	Mitsubishi Logistics Corp.	89,600	2,502,119
	Mitsubishi Materials Corp.	518,200	10,059,693
*	Mitsubishi Motors Corp.	1,740,000	5,568,907
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2,309,712	12,726,513
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	55,897,372
	Mitsui & Co. Ltd., Sponsored ADR.	10,883	4,974,489
	Mitsui & Co. Ltd.	1,295,000	29,635,443
	Mitsui Chemicals, Inc.	823,660	24,490,565
	Mitsui Fudosan Co. Ltd.	940,400	21,501,152
	Mitsui OSK Lines Ltd.	295,100	18,606,489
	Mizuho Financial Group, Inc.	2,369,480	31,272,323
	MS&AD Insurance Group Holdings, Inc.	445,453	14,391,402
	Nagase & Co. Ltd.	21,700	367,289
	NEC Corp.	424,210	21,720,409
	NGK Insulators Ltd.	130,100	2,166,314
	NGK Spark Plug Co. Ltd.	270,400	4,319,639
	NH Foods Ltd.	314,767	11,069,624
	Nikon Corp.	695,200	7,665,103
	Nippo Corp.	285,900	10,113,978
	Nippon Express Co. Ltd.	308,324	19,299,364
	Nippon Shokubai Co. Ltd.	84,400	4,409,456
	Nippon Steel Corp.	1,079,293	18,922,985
*	Nissan Motor Co. Ltd.	4,749,500	24,174,285
	Nisshin Seifun Group, Inc.	50,200	792,688
	Nitto Denko Corp.	19,300	1,508,104
	NOK Corp.	258,720	3,003,159
	Nomura Holdings, Inc.	3,219,302	15,331,974
	Nomura Real Estate Holdings, Inc.	521,500	12,713,842
	NSK Ltd.	1,027,500	6,904,240
	Obayashi Corp.	2,342,282	19,774,094
	Oji Holdings Corp.	3,568,100	17,686,134
	ORIX Corp.	3,324,900	66,086,674
	Otsuka Holdings Co. Ltd.	12,500	494,366
	Panasonic Corp.	1,927,800	23,839,219
	Rengo Co. Ltd.	899,500	6,821,021
	Resona Holdings, Inc.	2,821,139	10,597,888
	Ricoh Co. Ltd.	1,326,600	12,918,214
	Sega Sammy Holdings, Inc.	52,200	742,306
	Seiko Epson Corp.	524,700	9,342,842
	Seino Holdings Co. Ltd.	481,500	5,833,804
	Sekisui Chemical Co. Ltd.	40,900	671,935
	Sekisui House Ltd.	1,200,200	24,953,085
	Seven & I Holdings Co. Ltd.	757,600	31,807,657
	Shimamura Co. Ltd.	61,300	5,190,417
	Shimizu Corp.	995,300	7,292,405
#	Shinsei Bank Ltd.	313,400	5,175,702
	Shizuoka Bank Ltd.	851,000	6,852,577
	Showa Denko KK	234,100	5,871,235
	SoftBank Group Corp.	1,571,580	85,081,195
	Sojitz Corp.	666,340	10,993,974
	Sompo Holdings, Inc.	490,056	21,252,179
	Stanley Electric Co. Ltd.	18,900	476,378
	Subaru Corp.	379,484	7,443,498
	Sumitomo Chemical Co. Ltd.	8,266,400	40,722,888

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Corp.	1,110,400	$15,822,823
	Sumitomo Dainippon Pharma Co. Ltd.	110,031	1,556,010
	Sumitomo Electric Industries Ltd.	2,834,000	37,615,294
	Sumitomo Forestry Co. Ltd.	598,600	11,433,829
	Sumitomo Heavy Industries Ltd.	524,600	13,506,084
	Sumitomo Metal Mining Co. Ltd.	378,664	14,689,240
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	41,616,655
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	15,290,488
	Sumitomo Realty & Development Co. Ltd.	200,500	7,246,052
	Sumitomo Rubber Industries Ltd.	770,500	9,495,694
	Suzuken Co. Ltd.	74,900	2,085,062
	Suzuki Motor Corp.	141,900	6,328,295
	T&D Holdings, Inc.	1,301,400	16,691,308
	Taiheiyo Cement Corp.	528,721	11,233,341
	Taisei Corp.	100,500	3,153,603
	Taisho Pharmaceutical Holdings Co. Ltd.	31,100	1,668,859
	Takeda Pharmaceutical Co. Ltd.	2,595,871	72,855,226
	TBS Holdings, Inc.	70,800	1,119,882
	TDK Corp.	43,200	1,570,449
	Teijin Ltd.	855,090	11,477,647
	THK Co. Ltd.	25,300	544,042
	Toda Corp.	717,800	4,521,887
	Tokio Marine Holdings, Inc.	248,119	13,068,426
	Tokyo Tatemono Co. Ltd.	870,300	12,792,020
	Tokyu Fudosan Holdings Corp.	2,556,700	14,814,575
	Toppan, Inc.	599,800	9,682,046
	Toray Industries, Inc.	2,709,300	16,883,045
	Tosoh Corp.	1,241,700	20,911,490
	Toyo Seikan Group Holdings Ltd.	416,349	4,943,744
	Toyo Tire Corp.	24,100	400,745
	Toyoda Gosei Co. Ltd.	265,400	5,430,697
	Toyota Boshoku Corp.	4,100	78,831
	Toyota Industries Corp.	235,800	20,045,966
#	Toyota Motor Corp., Sponsored ADR	49,541	8,747,454
	Toyota Motor Corp.	16,646,950	293,721,364
	Toyota Tsusho Corp.	524,100	22,733,451
	Tsumura & Co.	24,700	769,786
	Ube Industries Ltd.	504,100	9,392,066
	Yamada Holdings Co. Ltd.	1,918,800	7,332,307
	Yamaha Motor Co. Ltd.	698,000	19,455,912
	Yamazaki Baking Co. Ltd.	61,200	929,677
	Yokohama Rubber Co. Ltd.	563,500	9,535,071
	Zeon Corp.	404,300	4,796,610

TOTAL JAPAN			2,571,249,202

NETHERLANDS — (5.0%)
Ω	ABN AMRO Bank NV	838,120	12,326,825
#	Aegon NV	2,455,829	12,456,672
	Aegon NV	405,108	2,045,796
	Akzo Nobel NV	215,591	24,775,028
	ArcelorMittal SA	652,213	22,057,919
	ArcelorMittal SA	590,702	20,184,291
	ASM International NV	6,676	3,021,455
	Coca-Cola Europacific Partners PLC	71,295	3,770,104
#	Heineken NV	255,246	28,252,935
	ING Groep NV	4,722,058	71,628,435
	Koninklijke Ahold Delhaize NV	4,840,597	157,476,505
	Koninklijke DSM NV	340,858	74,470,035
	Koninklijke KPN NV	3,017,967	9,017,485

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Philips NV	991,539	$46,776,020
	Koninklijke Philips NV	33,022	1,560,290
#	NN Group NV	651,196	34,810,828
	Randstad NV	272,591	19,584,953
Ω	Signify NV	9,094	440,662
	Stellantis NV	3,600,675	71,894,458
	Universal Music Group NV	253,853	7,370,098

TOTAL NETHERLANDS			623,920,794

NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	11,346,870
	Chorus Ltd.	297,294	1,357,626
	EBOS Group Ltd.	201,357	5,234,805
	Fletcher Building Ltd.	1,466,314	7,541,712
	Fonterra Co-operative Group Ltd.	293,628	842,259
#	Ryman Healthcare Ltd.	148,330	1,535,100
	Summerset Group Holdings Ltd.	227,807	2,370,018

TOTAL NEW ZEALAND			30,228,390

NORWAY — (1.1%)
	Austevoll Seafood ASA	161,536	2,186,971
#	DNB Bank ASA	1,885,402	44,866,297
Ω	Elkem ASA	46,252	183,846
	Equinor ASA	902,881	22,877,495
	Golden Ocean Group Ltd.	4,298	38,872
	Norsk Hydro ASA	3,579,188	26,290,802
	Schibsted ASA, Class A	9,681	500,170
	Schibsted ASA, Class B	5,526	250,655
	SpareBank 1 SR-Bank ASA	369,350	5,664,611
	Storebrand ASA	1,260,839	13,522,662
	Subsea 7 SA	453,890	4,074,344
	Yara International ASA	228,157	11,924,138

TOTAL NORWAY			132,380,863

PORTUGAL — (0.1%)
††	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	273,356	7,612,618
	Galp Energia SGPS SA	154,856	1,608,635

TOTAL PORTUGAL			9,221,253

SINGAPORE — (0.7%)
*	Capitaland Investment Ltd.	4,949,500	12,626,088
	City Developments Ltd.	1,395,500	7,575,416
	Frasers Property Ltd.	492,700	427,869
	Hongkong Land Holdings Ltd.	1,361,700	7,519,675
	Jardine Cycle & Carriage Ltd.	53,300	891,027
	Keppel Corp. Ltd.	6,501,200	25,943,606
	Olam International Ltd.	468,110	590,104
	Oversea-Chinese Banking Corp. Ltd.	557,700	4,875,317
# *	Singapore Airlines Ltd.	3,794,200	14,615,444
	Singapore Land Group Ltd.	1,068,870	2,142,317
	UOL Group Ltd.	1,203,774	6,456,354
	Yangzijiang Shipbuilding Holdings Ltd.	4,594,100	4,850,215

TOTAL SINGAPORE			88,513,432

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SPAIN — (2.2%)
	Banco Bilbao Vizcaya Argentaria SA	9,200,845	$64,388,674
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,180,341	8,226,977
#	Banco Santander SA	42,993,563	163,078,151
	CaixaBank SA	724,209	2,081,857
	Iberdrola SA	1,112,213	13,145,443
	Repsol SA	2,140,909	27,421,899

TOTAL SPAIN			278,343,001

SWEDEN — (2.7%)
	AFRY AB	26,576	790,823
	BillerudKorsnas AB	476,923	9,989,613
	Boliden AB	1,195,043	42,130,288
	Bure Equity AB	29,701	1,378,641
Ω	Dometic Group AB	380,509	5,549,897
	Getinge AB, Class B	481,418	21,544,342
	Holmen AB, Class A	5,562	257,030
	Holmen AB, Class B	197,104	8,750,649
	Husqvarna AB, Class B	170,464	2,429,268
	ICA Gruppen AB	165,222	8,549,297
#	Industrivarden AB, Class A	19,407	640,202
	Intrum AB	31,684	899,334
*	Millicom International Cellular SA	137,201	4,804,146
*	Pandox AB, Class B	75,798	1,335,750
	Peab AB, Class B	301,642	3,791,530
	Saab AB, Class B	77,854	2,170,430
	Securitas AB, Class B	77,531	1,284,431
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	40,744,655
#	Skandinaviska Enskilda Banken AB, Class C	14,462	231,673
	Skanska AB, Class B	197,166	5,013,120
	SKF AB, Class B	1,179,544	27,395,129
*	SSAB AB, Class A	195,445	1,113,711
*	SSAB AB, Class B	528,415	2,641,102
	Svenska Cellulosa AB SCA, Class A	52,363	826,582
	Svenska Cellulosa AB SCA, Class B	603,970	9,437,068
	Svenska Handelsbanken AB, Class A	1,224,329	14,033,670
#	Svenska Handelsbanken AB, Class B	37,204	470,028
#	Swedbank AB, Class A	798,149	17,310,812
	Tele2 AB, Class B	408,453	5,772,812
#	Telia Co. AB	6,786,020	26,729,081
	Trelleborg AB, Class B	645,792	14,780,649
	Volvo AB, Class A	179,649	4,247,104
	Volvo AB, Class B	2,155,006	50,252,909

TOTAL SWEDEN			337,295,776

SWITZERLAND — (8.3%)
	ABB Ltd.	1,805,001	59,715,251
	Adecco Group AG	399,943	20,149,141
#	Alcon, Inc.	63,250	5,272,553
	Alcon, Inc.	498,598	41,342,957
	Baloise Holding AG	105,344	16,787,625
	Barry Callebaut AG	484	1,120,873
	Chocoladefabriken Lindt & Spruengli AG	3	360,396
	Cie Financiere Richemont SA	797,506	98,691,665
	Clariant AG	54,961	1,157,068
	Credit Suisse Group AG	1,363,427	14,181,967
	Credit Suisse Group AG, Sponsored ADR	1,195,011	12,320,564
	Holcim Ltd.	997,555	49,760,597
	Holcim Ltd.	375,078	18,805,029

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Julius Baer Group Ltd.	716,015	$51,790,854
	Novartis AG, Sponsored ADR	794,280	65,734,613
	Novartis AG	1,706,093	141,115,564
	SIG Combibloc Group AG	62,630	1,637,943
	Swatch Group AG	47,812	13,159,991
	Swatch Group AG	123,912	6,592,023
	Swiss Life Holding AG	69,548	38,151,687
	Swiss Prime Site AG	120,516	12,252,414
	Swiss Re AG	399,672	38,718,426
	Swisscom AG	76,438	41,622,350
	UBS Group AG	6,030,163	109,765,116
#	UBS Group AG	1,233,581	22,389,495
	Vifor Pharma AG	55,433	7,157,828
	Zurich Insurance Group AG	344,357	152,626,097

TOTAL SWITZERLAND			1,042,380,087

UNITED KINGDOM — (13.9%)
	Abrdn Plc	830,787	2,887,895
Ω	Airtel Africa PLC	31,927	47,865
	Anglo American PLC	1,391,761	52,946,796
	Aviva PLC	13,916,649	75,093,073
#	Barclays PLC, Sponsored ADR	7,035,082	78,722,568
	Barclays PLC	191,609	528,740
	Barratt Developments PLC	968,048	8,788,010
	Bellway PLC	17,107	776,211
	BP PLC, Sponsored ADR	5,912,515	170,221,307
	BP PLC	7,690,578	36,844,794
#	British American Tobacco PLC, Sponsored ADR	838,885	29,293,864
	British American Tobacco PLC	3,024,009	105,188,388
*	BT Group PLC	23,587,515	44,812,243
*	Carnival PLC	97,652	1,971,169
	DS Smith PLC	1,251,490	6,564,909
	Glencore PLC	23,897,614	119,501,940
	HSBC Holdings PLC	13,535,003	81,550,718
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	69,889,024
	J Sainsbury PLC	7,868,098	32,226,618
	Kingfisher PLC	7,975,671	36,605,066
	Lloyds Banking Group PLC	164,752,825	112,753,659
#	Lloyds Banking Group PLC, ADR	1,844,768	5,017,769
	M&G PLC	2,570,896	7,023,943
	Melrose Industries PLC	4,376,981	9,443,532
	Natwest Group PLC	5,175,515	15,605,081
	Natwest Group PLC, Sponsored ADR	686,481	4,153,210
	Pearson PLC	309,149	2,543,871
	Pearson PLC, Sponsored ADR	1,015,920	8,411,818
	Phoenix Group Holdings PLC	577,549	5,185,539
	Royal Dutch Shell PLC, Sponsored ADR, Class B	8,519,230	390,521,503
	Royal Dutch Shell PLC, Class B	283,225	6,499,652
	Royal Mail PLC	720,281	4,152,290
	Standard Chartered PLC	4,078,355	27,581,914
	Tesco PLC	2,630,005	9,710,679
	Vodafone Group PLC	58,351,986	86,002,139
#	Vodafone Group PLC, Sponsored ADR	4,011,201	59,967,459
#	WPP PLC, Sponsored ADR	90,253	6,530,707
	WPP PLC	2,296,513	33,195,569

TOTAL UNITED KINGDOM			1,748,761,532

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»
UNITED STATES — (0.0%)
Ovintiv, Inc.	47,700	$1,789,521

TOTAL COMMON STOCKS		11,912,541,947

PREFERRED STOCKS — (1.4%)
GERMANY — (1.4%)
Bayerische Motoren Werke AG	152,008	12,957,422
Porsche Automobil Holding SE	307,547	32,008,395
Volkswagen AG	601,156	134,918,290

TOTAL GERMANY		179,884,107

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	36,699	275,183

TOTAL INVESTMENT SECURITIES (Cost $ 10,175,872,330)		12,092,701,237

		Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@ § The DFA Short Term Investment Fund	42,813,604	495,353,403

TOTAL INVESTMENTS — (100.0%) (Cost $ 10,671,138,666)		$12,588,054,640

ADR   American Depositary Receipt

SA      Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

	Number of	Expiration	Notional	Market	Unrealized Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	384	12/17/21	$85,247,563	$88,262,400	$3,014,837

Total Futures Contracts			$85,247,563	$88,262,400	$3,014,837

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$753,637,345	—	$753,637,345
Austria	—	1,511,840	—	1,511,840
Belgium	—	84,789,324	—	84,789,324

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$1,186,857,942	—	—	$1,186,857,942
Denmark	—	$273,427,478	—	273,427,478
Finland	—	117,103,920	—	117,103,920
France	—	1,237,630,093	—	1,237,630,093
Germany	20,713,362	799,233,786	—	819,947,148
Hong Kong	—	241,189,297	—	241,189,297
Ireland	25,356,712	21,602,675	—	46,959,387
Israel	6,959,330	43,430,292	—	50,389,622
Italy	6,135,895	228,878,805	—	235,014,700
Japan	26,448,456	2,544,800,746	—	2,571,249,202
Netherlands	31,160,475	592,760,319	—	623,920,794
New Zealand	—	30,228,390	—	30,228,390
Norway	—	132,380,863	—	132,380,863
Portugal	—	9,221,253	—	9,221,253
Singapore	12,626,088	75,887,344	—	88,513,432
Spain	8,226,977	270,116,024	—	278,343,001
Sweden	—	337,295,776	—	337,295,776
Switzerland	105,717,225	936,662,862	—	1,042,380,087
United Kingdom	822,729,229	926,032,303	—	1,748,761,532
United States	1,789,521	—	—	1,789,521
Preferred Stocks
Germany	—	179,884,107	—	179,884,107
Rights/Warrants
Canada	—	275,183	—	275,183
Securities Lending Collateral	—	495,353,403	—	495,353,403
Futures Contracts**	3,014,837	—	—	3,014,837

TOTAL	$2,257,736,049	$10,333,333,428	—	$12,591,069,477

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
	Accrete, Inc.	20,600	$335,280
#	Adways, Inc.	94,000	672,542
#	Aeria, Inc.	15,800	60,337
	Akatsuki, Inc.	45,400	1,238,593
*	Allied Architects, Inc.	13,500	82,542
# *	AlphaPolis Co. Ltd.	10,700	291,469
	Amuse, Inc.	30,300	589,624
	ARTERIA Networks Corp.	49,900	704,095
	Asahi Broadcasting Group Holdings Corp.	57,600	363,161
#	Asahi Net, Inc.	109,100	689,317
*	Atrae, Inc.	93,600	1,994,382
	Avex, Inc.	234,900	3,207,280
# *	Bengo4.com, Inc.	44,400	2,670,039
# *	Broadmedia Corp.	5,519	48,988
	Broccoli Co. Ltd.	4,400	50,698
*	CareerIndex, Inc.	6,500	58,543
	Carta Holdings, Inc.	28,300	608,267
#	Ceres, Inc.	50,700	1,275,677
*	COLOPL, Inc.	86,300	623,491
*	COOKPAD, Inc.	183,200	383,065
	Daiichikosho Co. Ltd.	13,100	475,654
	DeNA Co. Ltd.	342,300	6,323,026
	Digital Holdings, Inc.	56,800	871,046
#	Dip Corp.	196,100	7,035,928
# *	Drecom Co. Ltd.	22,600	102,189
*	eBook Initiative Japan Co. Ltd.	21,100	883,793
#	Faith, Inc.	56,010	315,777
	FAN Communications, Inc.	189,000	749,344
	Fibergate, Inc.	19,700	236,864
*	FreakOut Holdings, Inc.	5,800	93,733
	Freebit Co. Ltd.	55,300	643,347
	Fuji Media Holdings, Inc.	116,600	1,208,616
# *	GA Technologies Co. Ltd.	2,400	24,927
	Gakken Holdings Co. Ltd.	132,500	1,297,053
	geechs, Inc.	8,300	106,701
	Gree, Inc.	596,700	5,032,481
#	Gumi, Inc.	182,400	1,458,204
	GungHo Online Entertainment, Inc.	273,700	5,134,850
*	Imagica Group, Inc.	112,500	574,243
	Imagineer Co. Ltd.	1,600	13,754
	Intage Holdings, Inc.	223,800	3,779,214
	Internet Initiative Japan, Inc.	71,200	2,491,166
#	IPS, Inc.	17,200	273,492
	ITmedia, Inc.	53,900	1,110,577
# *	Itokuro, Inc.	46,200	367,146
*	Jimoty, Inc.	1,000	38,296
	J-Stream, Inc.	19,000	167,889
	Kamakura Shinsho Ltd.	25,700	207,645
*	KLab, Inc.	217,400	1,212,177
	Legs Co. Ltd.	20,700	295,994
*	LIFULL Co. Ltd.	444,000	1,393,353
*	Link-U, Inc.	2,500	27,508
# *	Macbee Planet, Inc.	2,400	209,637
	Macromill, Inc.	234,500	1,652,643
	MarkLines Co. Ltd.	72,900	2,064,628

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Marvelous, Inc.	195,700	$1,242,299
#	Members Co. Ltd.	50,400	1,533,008
	Mixi, Inc.	259,600	5,948,555
*	Mobile Factory, Inc.	10,500	100,674
#	MTI Ltd.	133,200	853,143
*	Mynet, Inc.	3,500	20,972
*	NexTone, Inc.	26,300	853,130
	Okinawa Cellular Telephone Co.	82,400	3,712,633
#	Orchestra Holdings, Inc.	3,000	120,249
	Oricon, Inc.	25,600	226,113
# *	PR Times, Inc.	11,900	382,817
	Proto Corp.	160,300	1,979,865
#	Septeni Holdings Co. Ltd.	437,600	1,846,871
# *	Shobunsha Holdings, Inc.	214,700	928,025
	SKY Perfect JSAT Holdings, Inc.	930,500	3,489,628
	SoldOut, Inc.	6,300	84,818
	TBS Holdings, Inc.	26,400	417,583
	Tohokushinsha Film Corp.	94,800	531,638
# *	Tokyu Recreation Co. Ltd.	19,200	831,547
#	Tow Co. Ltd.	259,000	788,978
	Trenders, Inc.	2,800	24,031
	TV Asahi Holdings Corp.	98,500	1,494,751
	Tv Tokyo Holdings Corp.	75,900	1,439,227
	Usen-Next Holdings Co. Ltd.	73,500	2,163,680
	ValueCommerce Co. Ltd.	111,400	4,396,656
#	V-Cube, Inc.	80,700	1,220,304
	Vector, Inc.	207,600	2,355,584
	Wowow, Inc.	37,900	771,728
	Zenrin Co. Ltd.	229,350	2,114,685

TOTAL COMMUNICATION SERVICES			105,693,477

CONSUMER DISCRETIONARY — (14.2%)
	Adastria Co. Ltd.	160,640	2,979,905
#	Adventure, Inc.	8,800	650,726
#	Aeon Fantasy Co. Ltd.	48,932	811,084
#	Ahresty Corp.	152,700	570,473
*	Aigan Co. Ltd.	58,900	109,082
	Ainavo Holdings Co. Ltd.	5,600	48,834
	Aisan Industry Co. Ltd.	213,700	1,574,661
*	Akebono Brake Industry Co. Ltd.	578,900	1,170,146
#	Alleanza Holdings Co. Ltd.	80,800	830,319
	Alpen Co. Ltd.	104,100	2,539,252
	Alpha Corp.	38,400	415,541
	Amiyaki Tei Co. Ltd.	28,200	760,627
#	AOKI Holdings, Inc.	244,500	1,492,783
*	Aoyama Trading Co. Ltd.	249,400	1,714,927
	Arata Corp.	87,800	3,107,985
	Arcland Service Holdings Co. Ltd.	94,800	1,881,541
	Asahi Co. Ltd.	110,100	1,278,710
	Asante, Inc.	43,400	669,559
*	Ashimori Industry Co. Ltd.	29,499	255,312
	ASKUL Corp.	226,900	3,081,922
	Asti Corp.	19,400	308,705
#	Atom Corp.	229,100	1,545,426
*	Atsugi Co. Ltd.	103,500	579,361
	Aucnet, Inc.	61,600	1,275,861
	Autobacs Seven Co. Ltd.	438,800	5,675,199
	Avantia Co. Ltd.	74,800	565,041
	Baroque Japan Ltd.	90,200	685,409

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Beauty Garage, Inc.	20,100	$699,720
	Beenos, Inc.	12,600	366,437
#	Belluna Co. Ltd.	335,500	2,355,933
	Benesse Holdings, Inc.	257,900	5,900,281
#	Bic Camera, Inc.	414,800	3,577,458
#	Bike O & Co. Ltd.	33,600	346,640
#	Bookoff Group Holdings Ltd.	66,600	575,429
#	Can Do Co. Ltd.	65,100	1,459,764
	Central Automotive Products Ltd.	81,500	2,124,248
	Central Sports Co. Ltd.	45,800	975,440
#	Chieru Co. Ltd.	1,900	21,060
#	Chiyoda Co. Ltd.	110,800	743,361
	Chofu Seisakusho Co. Ltd.	128,100	2,314,599
	Chuo Spring Co. Ltd.	81,700	708,455
	Cleanup Corp.	139,400	680,088
	Colowide Co. Ltd.	8,100	117,097
#	Corona Corp., Class A	97,200	780,953
#	Create Restaurants Holdings, Inc.	558,900	3,842,505
*	CROOZ, Inc.	19,600	210,219
	Curves Holdings Co. Ltd.	157,000	1,223,198
	Daido Metal Co. Ltd.	256,600	1,376,995
*	Daidoh Ltd.	97,800	146,700
	Daikoku Denki Co. Ltd.	56,400	599,912
	Daikyonishikawa Corp.	255,500	1,535,383
#	Daimaruenawin Co. Ltd.	3,400	38,099
	Dainichi Co. Ltd.	67,100	464,324
	DCM Holdings Co. Ltd.	735,000	7,166,332
#	Diamond Electric Holdings Co. Ltd.	5,100	95,008
	Doshisha Co. Ltd.	156,400	2,450,565
	Doutor Nichires Holdings Co. Ltd.	186,086	2,669,276
	Dynic Corp.	36,400	242,386
	Eagle Industry Co. Ltd.	168,200	1,796,651
	EAT & Holdings Co. Ltd.	33,000	624,373
#	EDION Corp.	546,800	5,189,502
	Enigmo, Inc.	157,600	1,496,769
	ES-Con Japan Ltd.	11,800	84,787
	Eslead Corp.	47,700	706,262
	ESTELLE Holdings Co. Ltd.	12,600	71,369
#	Exedy Corp.	191,400	2,851,051
	FCC Co. Ltd.	231,100	3,199,533
	Felissimo Corp.	20,600	246,988
	Fields Corp.	23,100	105,393
	Fine Sinter Co. Ltd.	10,300	142,936
#	First Juken Co. Ltd.	46,400	497,700
	First-corp, Inc.	45,300	316,584
#	FJ Next Co. Ltd.	106,600	948,098
	Foster Electric Co. Ltd.	134,000	955,247
	F-Tech, Inc.	88,600	495,774
#	Fuji Corp.	72,800	766,529
	Fuji Corp. Ltd.	175,400	1,061,245
	Fuji Kyuko Co. Ltd.	14,900	600,275
	Fujibo Holdings, Inc.	66,200	2,401,013
	Fujikura Composites, Inc.	127,100	889,534
	Fujishoji Co. Ltd.	52,700	425,562
*	Fujita Kanko, Inc.	8,800	186,333
#	FuKoKu Co. Ltd.	66,400	577,197
#	Furukawa Battery Co. Ltd.	88,000	1,228,545
	Furyu Corp.	113,200	1,641,842
	Futaba Industrial Co. Ltd.	346,800	1,357,721

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Gakkyusha Co. Ltd.	49,300	$605,907
	Genki Sushi Co. Ltd.	29,900	707,813
	Geo Holdings Corp.	213,100	2,263,970
*	Gfoot Co. Ltd.	7,000	24,439
#	Gift, Inc.	20,300	502,688
#	GLOBERIDE, Inc.	106,198	3,842,820
# *	Gokurakuyu Holdings Co. Ltd.	24,900	65,075
	Golf Digest Online, Inc.	64,100	734,206
#	GSI Creos Corp.	63,184	548,786
	G-Tekt Corp.	145,100	1,808,956
	Gunze Ltd.	102,300	3,942,865
	H2O Retailing Corp.	542,045	4,328,867
#	Hagihara Industries, Inc.	79,000	1,041,201
*	Hakuyosha Co. Ltd.	12,400	215,076
#	Hamee Corp.	36,100	392,085
	Handsman Co. Ltd.	43,500	668,986
	Happinet Corp.	99,600	1,311,458
	Harada Industry Co. Ltd.	23,300	206,571
	Hard Off Corp. Co. Ltd.	58,800	399,014
	Haruyama Holdings, Inc.	54,800	277,615
	Heian Ceremony Service Co. Ltd.	8,300	65,246
	Heiwa Corp.	158,800	2,831,570
#	HI-LEX Corp.	119,400	1,909,327
	Himaraya Co. Ltd.	32,100	297,748
	Hinokiya Group Co. Ltd.	8,900	179,520
	H-One Co. Ltd.	136,000	899,073
	Honeys Holdings Co. Ltd.	118,640	1,095,641
	Hoosiers Holdings	227,700	1,404,682
*	Hotland Co. Ltd.	41,100	491,968
	House Do Co. Ltd.	57,400	476,913
	IBJ, Inc.	125,900	1,207,822
#	Ichibanya Co. Ltd.	95,758	3,871,397
	Ichikoh Industries Ltd.	186,900	927,210
	IDOM, Inc.	380,600	2,606,805
	IJTT Co. Ltd.	143,880	745,969
#	Imasen Electric Industrial	50,200	312,636
	Isetan Mitsukoshi Holdings Ltd.	88,800	649,212
* ††	Izuhakone Railway Co. Ltd.	300	0
#	Izumi Co. Ltd.	57,600	1,746,358
	J Front Retailing Co. Ltd.	651,400	6,037,769
#	Janome Sewing Machine Co. Ltd.	109,400	710,013
#	Japan Best Rescue System Co. Ltd.	114,400	1,154,288
	Japan Wool Textile Co. Ltd.	347,600	2,776,059
#	JFLA Holdings, Inc.	106,300	354,500
#	JINS Holdings, Inc.	82,900	5,241,457
# *	Joban Kosan Co. Ltd.	42,799	544,204
	Joshin Denki Co. Ltd.	109,800	2,285,422
	Joyful Honda Co. Ltd.	84,500	1,162,140
	JP-Holdings, Inc.	360,900	803,807
	JVCKenwood Corp.	1,051,800	1,814,586
# *	Kasai Kogyo Co. Ltd.	167,200	494,753
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	1,128,342
	Keiyo Co. Ltd.	245,000	1,784,309
	KeyHolder, Inc.	2,100	13,954
	KFC Holdings Japan Ltd.	84,900	2,152,819
#	King Co. Ltd.	54,100	256,446
# *	Kintetsu Department Store Co. Ltd.	53,900	1,205,753
	Ki-Star Real Estate Co. Ltd.	48,700	2,721,240
	Kohnan Shoji Co. Ltd.	152,700	4,775,438

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Kojima Co. Ltd.	197,700	$1,018,083
	Komatsu Matere Co. Ltd.	212,600	1,701,201
	KOMEDA Holdings Co. Ltd.	304,100	5,515,557
	Komehyo Holdings Co. Ltd.	42,400	694,341
	Komeri Co. Ltd.	206,400	4,766,453
#	Konaka Co. Ltd.	163,506	476,674
	K’s Holdings Corp.	523,200	5,400,843
#	KU Holdings Co. Ltd.	115,500	1,083,156
#	Kura Sushi, Inc.	38,600	1,248,930
	Kurabo Industries Ltd.	119,500	1,990,988
	KYB Corp.	131,300	3,513,697
	LEC, Inc.	156,800	1,433,727
	LITALICO, Inc.	101,600	3,067,775
#	Locondo, Inc.	20,800	241,846
	Look Holdings, Inc.	35,900	436,073
	Mamiya-Op Co. Ltd.	16,600	94,782
	Mars Group Holdings Corp.	83,200	1,209,514
	Maruzen CHI Holdings Co. Ltd.	106,300	349,224
	Matsuoka Corp.	10,200	122,487
	Matsuyafoods Holdings Co. Ltd.	56,700	1,813,417
	Media Do Co. Ltd.	54,200	2,036,537
	Meiko Network Japan Co. Ltd.	116,000	579,442
	Meiwa Estate Co. Ltd.	78,000	421,457
	Mikuni Corp.	154,900	428,233
*	Mitsuba Corp.	209,590	1,171,918
	Mizuno Corp.	118,000	2,746,240
	Monogatari Corp.	70,400	4,385,499
	Morito Co. Ltd.	107,800	645,740
	MrMax Holdings Ltd.	161,600	843,864
	Murakami Corp.	31,800	724,735
	Musashi Seimitsu Industry Co. Ltd.	302,800	5,699,030
#	Nafco Co. Ltd.	53,200	804,727
	Nagase Brothers, Inc.	200	9,595
	Nagawa Co. Ltd.	48,800	4,617,700
	Nakayamafuku Co. Ltd.	74,400	264,683
	New Art Holdings Co. Ltd.	28,734	313,393
	Nextage Co. Ltd.	292,600	5,362,409
	NHK Spring Co. Ltd.	790,956	5,966,798
	Nichirin Co. Ltd.	61,160	979,572
#	Nihon House Holdings Co. Ltd.	283,600	952,603
	Nihon Plast Co. Ltd.	107,800	594,655
	Nihon Tokushu Toryo Co. Ltd.	81,900	719,294
	Nikki Co. Ltd.	2,100	33,739
	Nippon Felt Co. Ltd.	84,000	327,711
	Nippon Piston Ring Co. Ltd.	49,800	581,598
	Nippon Seiki Co. Ltd.	303,200	3,050,380
	Nishikawa Rubber Co. Ltd.	36,700	558,387
#	Nishimatsuya Chain Co. Ltd.	267,200	3,409,285
	Nissan Shatai Co. Ltd.	495,000	3,510,844
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	364,069
	Nittan Valve Co. Ltd.	93,500	298,002
	Nojima Corp.	201,000	4,408,137
	NOK Corp.	235,800	2,737,110
	Ohashi Technica, Inc.	68,600	879,546
	Ohsho Food Service Corp.	86,600	4,547,585
*	Oisix ra daichi, Inc.	130,200	5,453,252
	Onward Holdings Co. Ltd.	688,200	2,035,407
	Ozu Corp.	22,200	374,500
	Pacific Industrial Co. Ltd.	283,500	2,887,597

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	PAL GROUP Holdings Co. Ltd.	139,800	$2,021,981
	PAPYLESS Co. Ltd.	33,900	410,316
	Paris Miki Holdings, Inc.	131,400	300,235
	PC Depot Corp.	183,381	738,626
	People Co. Ltd.	14,600	130,780
	Piolax, Inc.	196,900	2,832,486
	Plenus Co. Ltd.	65,300	1,111,644
*	Premium Water Holdings, Inc.	8,100	224,303
	Press Kogyo Co. Ltd.	629,500	1,834,205
#	Pressance Corp.	109,900	1,821,481
*	QB Net Holdings Co. Ltd.	41,800	702,672
#	Raccoon Holdings, Inc.	111,700	1,563,224
*	Regal Corp.	1,500	25,230
#	Renaissance, Inc.	36,200	388,057
	Resorttrust, Inc.	523,464	9,276,381
	Rhythm Co. Ltd.	43,600	535,213
	Riberesute Corp.	46,100	337,211
	Ride On Express Holdings Co. Ltd.	46,900	585,969
*	Right On Co. Ltd.	100,725	633,249
	Riken Corp.	59,500	1,403,707
	Riso Kyoiku Co. Ltd.	671,200	2,803,909
#	Rock Field Co. Ltd.	94,800	1,399,445
	Roland Corp.	37,100	1,525,391
	Sac’s Bar Holdings, Inc.	130,950	633,653
	Saizeriya Co. Ltd.	171,700	4,634,799
	San Holdings, Inc.	59,900	785,227
	Sanei Architecture Planning Co. Ltd.	55,200	862,599
	Sangetsu Corp.	291,250	4,007,740
	Sankyo Co. Ltd.	233,600	5,669,919
	Sankyo Seiko Co. Ltd.	248,900	1,265,323
#	Sanoh Industrial Co. Ltd.	174,600	1,546,583
	Sanyei Corp.	4,300	76,102
	Sanyo Electric Railway Co. Ltd.	112,598	1,981,377
*	Sanyo Shokai Ltd.	64,699	513,586
#	Scroll Corp.	189,200	1,435,985
	Seiko Holdings Corp.	165,881	3,498,302
	Seiren Co. Ltd.	304,000	6,135,416
	Senshukai Co. Ltd.	174,600	604,410
	Seria Co. Ltd.	4,900	161,767
*	Shidax Corp.	149,800	578,059
	Shikibo Ltd.	68,600	558,770
#	Shimojima Co. Ltd.	48,800	484,057
	Shin-Nihon Tatemono Co. Ltd.	26,200	95,999
	Shoei Co. Ltd.	152,600	6,790,138
# *	Silver Life Co. Ltd.	15,300	194,177
	Snow Peak, Inc.	97,400	5,140,284
	SNT Corp.	197,100	402,512
	Soft99 Corp.	84,400	952,682
	Sotoh Co. Ltd.	49,100	354,767
	Space Value Holdings Co. Ltd.	199,500	1,417,406
	SPK Corp.	48,600	601,858
	Sprix Ltd.	31,300	322,108
	St. Marc Holdings Co. Ltd.	111,200	1,495,089
#	Step Co. Ltd.	61,500	958,456
	Suminoe Textile Co. Ltd.	32,800	510,815
	Sumitomo Riko Co. Ltd.	252,100	1,642,289
	Suncall Corp.	129,600	528,764
*	SuRaLa Net Co. Ltd.	2,700	49,553
	Syuppin Co. Ltd.	134,200	1,487,721

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	T RAD Co. Ltd.	43,500	$1,221,092
	Tachikawa Corp.	71,600	786,624
	Tachi-S Co. Ltd.	203,740	2,467,602
#	Taiho Kogyo Co. Ltd.	113,300	797,405
	Takashimaya Co. Ltd.	914,300	8,465,774
	Takasho Co. Ltd.	15,400	111,978
*	Take & Give Needs Co. Ltd.	7,410	81,145
	Takihyo Co. Ltd.	30,600	478,911
#	Tama Home Co. Ltd.	107,600	2,217,624
	Tamron Co. Ltd.	105,800	2,487,067
#	Tbk Co. Ltd.	155,300	557,092
#	Tear Corp.	60,900	260,861
	Temairazu, Inc.	14,900	723,535
	T-Gaia Corp.	138,100	2,460,683
	Tigers Polymer Corp.	79,800	295,740
	Toa Corp.	161,700	1,157,852
	Toabo Corp.	45,799	174,697
	Tokai Rika Co. Ltd.	326,000	4,563,243
	Token Corp.	47,250	3,852,792
*	Tokyo Base Co. Ltd.	130,100	807,225
	Tokyo Individualized Educational Institute, Inc.	103,700	655,232
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	129,082
	Tokyotokeiba Co. Ltd.	99,900	3,958,190
	Tomy Co. Ltd.	582,293	5,526,680
	Topre Corp.	224,500	2,596,799
	Toridoll Holdings Corp.	316,400	7,617,212
	Tosho Co. Ltd.	4,000	68,570
	TPR Co. Ltd.	159,300	2,029,906
	Treasure Factory Co. Ltd.	10,300	83,067
	TS Tech Co. Ltd.	410,086	5,486,965
*	TSI Holdings Co. Ltd.	310,995	943,151
*	Tsukada Global Holdings, Inc.	86,100	257,099
#	Tsukamoto Corp. Co. Ltd.	18,100	218,354
	Tsutsumi Jewelry Co. Ltd.	41,500	773,537
#	Twinbird Corp.	9,200	68,801
	Unipres Corp.	241,100	1,967,062
*	Unitika Ltd.	373,200	1,192,142
	Univance Corp.	10,000	43,699
*	Universal Entertainment Corp.	88,100	2,092,813
#	Valuence Holdings, Inc.	1,600	43,492
*	Village Vanguard Co. Ltd.	36,600	346,682
	VT Holdings Co. Ltd.	526,200	2,354,470
	Wacoal Holdings Corp.	269,100	5,389,068
	Waseda Academy Co. Ltd.	43,600	390,251
	Watts Co. Ltd.	52,100	344,619
	Weds Co. Ltd.	14,500	65,966
*	World Co. Ltd.	87,900	1,078,875
	Xebio Holdings Co. Ltd.	165,200	1,535,252
	Yachiyo Industry Co. Ltd.	43,500	340,414
	Yagi & Co. Ltd.	18,600	231,921
	Yamae Group Holdings Co. Ltd.	9,400	94,342
	Yamato International, Inc.	100,500	278,762
	Yasunaga Corp.	53,200	550,659
	Yellow Hat Ltd.	222,800	3,630,043
	Yondoshi Holdings, Inc.	97,520	1,479,348
	Yorozu Corp.	134,600	1,405,848
	Yutaka Giken Co. Ltd.	8,700	146,391
#	Zojirushi Corp.	14,700	203,891

TOTAL CONSUMER DISCRETIONARY			488,751,508

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (7.2%)
#	Aeon Hokkaido Corp.	192,500	$2,223,155
#	AFC-HD AMS Life Science Co. Ltd.	53,800	479,504
	Ain Holdings, Inc.	91,100	5,377,128
	Albis Co. Ltd.	38,700	801,541
	Arcs Co. Ltd.	274,400	5,273,221
	Artnature, Inc.	116,400	756,064
#	Axial Retailing, Inc.	108,000	3,435,025
	Belc Co. Ltd.	67,800	3,347,049
	Bourbon Corp.	54,800	1,118,984
	Bull-Dog Sauce Co. Ltd.	3,000	58,596
	Cawachi Ltd.	77,000	1,501,932
# *	C’BON COSMETICS Co. Ltd.	10,800	171,946
	Chubu Shiryo Co. Ltd.	152,100	1,453,673
	Chuo Gyorui Co. Ltd.	9,800	250,009
	Como Co. Ltd.	2,600	60,152
#	Cota Co. Ltd.	103,265	1,432,843
	Create SD Holdings Co. Ltd.	116,300	3,575,304
	Daikokutenbussan Co. Ltd.	36,700	2,090,659
	Delica Foods Holdings Co. Ltd.	66,400	364,662
#	DyDo Group Holdings, Inc.	59,300	2,825,437
	Earth Corp.	71,000	4,356,947
	Ebara Foods Industry, Inc.	30,900	687,059
	Eco’s Co. Ltd.	46,600	771,064
	Ensuiko Sugar Refining Co. Ltd.	86,200	167,246
	Ezaki Glico Co. Ltd.	81,000	2,939,770
	Feed One Co. Ltd.	155,448	1,023,403
*	First Baking Co. Ltd.	5,100	30,477
	Fuji Co. Ltd.	118,700	2,091,854
	Fuji Oil Holdings, Inc.	116,700	2,738,709
	Fujicco Co. Ltd.	129,700	2,177,436
	Fujiya Co. Ltd.	70,000	1,448,782
#	G-7 Holdings, Inc.	142,800	2,612,725
	Genky DrugStores Co. Ltd.	51,000	2,459,559
#	HABA Laboratories, Inc.	15,000	402,487
	Hagoromo Foods Corp.	17,900	497,157
	Halows Co. Ltd.	54,500	1,338,872
#	Hayashikane Sangyo Co. Ltd.	29,400	150,142
	Heiwado Co. Ltd.	194,900	3,373,752
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	680,823
	Hokuto Corp.	141,500	2,443,584
#	Ichimasa Kamaboko Co. Ltd.	43,100	345,676
	Imuraya Group Co. Ltd.	61,500	1,269,243
	Inageya Co. Ltd.	33,600	406,102
	Itochu-Shokuhin Co. Ltd.	35,100	1,622,104
	Itoham Yonekyu Holdings, Inc.	689,700	4,205,492
	Iwatsuka Confectionery Co. Ltd.	8,700	292,293
	JM Holdings Co. Ltd.	77,000	1,263,914
	J-Oil Mills, Inc.	131,200	2,114,697
	Kadoya Sesame Mills, Inc.	15,600	551,880
	Kagome Co. Ltd.	119,500	3,032,406
	Kakiyasu Honten Co. Ltd.	53,400	1,253,317
	Kameda Seika Co. Ltd.	86,000	3,363,513
#	Kaneko Seeds Co. Ltd.	44,700	589,917
	Kanemi Co. Ltd.	1,200	29,796
#	Kansai Super Market Ltd.	93,000	1,511,752
	Kato Sangyo Co. Ltd.	152,100	4,288,404
	Kenko Mayonnaise Co. Ltd.	79,700	1,069,344
#	Key Coffee, Inc.	4,900	95,868
	Kitanotatsujin Corp.	293,000	1,067,417

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	KOIKE YA, Inc.	300	$13,613
#	Kusuri no Aoki Holdings Co. Ltd.	52,400	3,488,030
	Kyokuyo Co. Ltd.	63,799	1,710,161
	Lacto Japan Co. Ltd.	44,200	1,040,753
	Life Corp.	68,000	2,232,056
	Mandom Corp.	83,700	1,216,731
	Marudai Food Co. Ltd.	136,300	2,027,558
	Maruha Nichiro Corp.	213,807	4,823,644
	Matsumotokiyoshi Holdings Co. Ltd.	38,902	1,724,896
	Maxvalu Tokai Co. Ltd.	45,800	1,049,315
	Medical System Network Co. Ltd.	161,200	1,045,362
	Megmilk Snow Brand Co. Ltd.	277,400	5,367,659
	Meito Sangyo Co. Ltd.	57,500	879,133
	Milbon Co. Ltd.	159,852	9,570,980
	Ministop Co. Ltd.	90,500	1,103,065
	Mitsubishi Shokuhin Co. Ltd.	110,000	2,831,663
	Mitsui DM Sugar Holdings Co. Ltd.	111,970	1,989,724
	Miyoshi Oil & Fat Co. Ltd.	42,900	502,096
	Morinaga & Co. Ltd.	163,099	5,763,710
	Morinaga Milk Industry Co. Ltd.	900	52,744
	Morozoff Ltd.	18,900	886,705
#	MTG Co. Ltd.	24,700	333,413
	Nagatanien Holdings Co. Ltd.	76,300	1,397,102
	Nakamuraya Co. Ltd.	28,400	933,827
#	Natori Co. Ltd.	65,000	1,103,914
	Nichimo Co. Ltd.	17,000	285,215
	Nihon Chouzai Co. Ltd.	73,420	1,057,977
	Niitaka Co. Ltd.	12,360	245,109
	Nippn Corp.	374,600	5,367,537
	Nippon Beet Sugar Manufacturing Co. Ltd.	67,100	973,696
	Nippon Suisan Kaisha Ltd.	1,912,300	10,868,179
	Nishimoto Co. Ltd.	19,500	728,299
	Nisshin Oillio Group Ltd.	168,800	4,474,570
	Nissin Sugar Co. Ltd.	103,300	1,543,562
	Nitto Fuji Flour Milling Co. Ltd.	16,200	472,785
	Noevir Holdings Co. Ltd.	73,400	3,590,359
	Oenon Holdings, Inc.	317,700	1,053,687
# *	OIE Sangyo Co. Ltd.	22,000	207,045
	Okuwa Co. Ltd.	155,300	1,492,005
	Olympic Group Corp.	52,200	328,818
	OUG Holdings, Inc.	21,300	521,541
#	Pickles Corp.	53,600	844,968
	Prima Meat Packers Ltd.	183,500	4,312,883
	Qol Holdings Co. Ltd.	167,400	2,486,716
	Retail Partners Co. Ltd.	107,600	1,124,796
	Riken Vitamin Co. Ltd.	148,900	2,445,016
	Rokko Butter Co. Ltd.	84,200	1,233,161
	S Foods, Inc.	116,762	3,381,093
	S&B Foods, Inc.	42,798	1,665,989
#	Sagami Rubber Industries Co. Ltd.	57,700	533,531
	Sakata Seed Corp.	14,000	422,381
	San-A Co. Ltd.	116,600	4,201,492
	Sapporo Holdings Ltd.	392,620	8,518,732
	Sato Foods Co. Ltd.	800	35,347
	Satudora Holdings Co. Ltd.	1,300	25,758
#	Shinnihonseiyaku Co. Ltd.	24,000	355,713
	Shinobu Foods Products Co. Ltd.	1,600	9,367
#	Shoei Foods Corp.	68,000	2,344,264
	Showa Sangyo Co. Ltd.	114,300	2,843,451

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Soiken Holdings, Inc.	24,200	$67,724
	ST Corp.	30,100	426,849
	Starzen Co. Ltd.	90,600	1,707,467
	Takara Holdings, Inc.	118,800	1,624,977
*	Toho Co. Ltd.	49,900	671,106
#	Torigoe Co. Ltd.	94,500	635,722
	Toyo Sugar Refining Co. Ltd.	14,500	149,472
#	Transaction Co. Ltd.	89,700	907,365
	United Super Markets Holdings, Inc.	353,200	3,223,953
	Valor Holdings Co. Ltd.	225,800	4,782,226
	Warabeya Nichiyo Holdings Co. Ltd.	88,260	1,732,192
	Watahan & Co. Ltd.	97,400	1,054,506
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	534,973
	YAKUODO Holdings Co. Ltd.	69,400	1,466,455
	Yamami Co.	1,200	21,365
#	YA-MAN Ltd.	194,200	2,062,992
	Yamatane Corp.	61,600	847,185
#	Yamaya Corp.	25,000	528,325
#	Yamazawa Co. Ltd.	11,800	178,164
	Yaoko Co. Ltd.	27,800	1,654,750
#	Yokohama Reito Co. Ltd.	322,900	2,469,135
	Yomeishu Seizo Co. Ltd.	48,700	774,432
*	Yoshimura Food Holdings KK	29,300	202,692
#	Yuasa Funashoku Co. Ltd.	14,300	381,552
	Yutaka Foods Corp.	3,900	64,303

TOTAL CONSUMER STAPLES			248,614,645

ENERGY — (0.9%)
	BP Castrol KK	44,100	554,424
	Cosmo Energy Holdings Co. Ltd.	348,300	7,120,167
	Fuji Kosan Co. Ltd.	4,400	40,740
	Fuji Oil Co. Ltd.	292,200	694,793
	Itochu Enex Co. Ltd.	356,500	3,145,548
	Japan Oil Transportation Co. Ltd.	15,500	358,357
	Japan Petroleum Exploration Co. Ltd.	226,200	4,116,318
	Mitsuuroko Group Holdings Co. Ltd.	203,900	2,439,883
	Modec, Inc.	134,300	2,309,972
#	Nippon Coke & Engineering Co. Ltd.	978,100	1,308,368
	Sala Corp.	324,100	1,770,331
	San-Ai Oil Co. Ltd.	396,200	5,163,612
	Sinanen Holdings Co. Ltd.	47,500	1,458,067
	Toa Oil Co. Ltd.	46,200	1,146,113
	Toyo Kanetsu KK	48,700	1,075,378

TOTAL ENERGY			32,702,071

FINANCIALS — (8.2%)
	77 Bank Ltd.	364,552	3,718,992
	Advance Create Co. Ltd.	63,400	591,263
	AEON Financial Service Co. Ltd.	79,700	1,012,598
	Aichi Bank Ltd.	48,700	1,472,030
	Aiful Corp.	2,177,800	7,255,429
#	Aizawa Securities Co. Ltd.	214,900	2,027,390
	Akatsuki Corp.	144,000	472,620
	Akita Bank Ltd.	88,440	1,125,344
	Anicom Holdings, Inc.	108,300	844,361
	Aomori Bank Ltd.	125,000	2,155,774
	Aozora Bank Ltd.	58,800	1,345,049
*	Aruhi Corp.	135,900	1,575,577

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Asax Co. Ltd.	9,300	$58,119
	Awa Bank Ltd.	242,300	4,513,413
	Bank of Iwate Ltd.	82,982	1,192,198
#	Bank of Kochi Ltd.	56,100	375,364
	Bank of Nagoya Ltd.	75,630	1,608,800
	Bank of Saga Ltd.	86,320	1,088,264
	Bank of the Ryukyus Ltd.	262,280	1,748,326
#	Bank of Toyama Ltd.	14,500	242,169
	Casa, Inc.	26,400	210,956
	Chiba Kogyo Bank Ltd.	264,158	626,402
	Chugoku Bank Ltd.	580,000	4,207,413
	Chukyo Bank Ltd.	70,400	815,259
	Credit Saison Co. Ltd.	735,700	9,019,474
	Daishi Hokuetsu Financial Group, Inc.	271,000	6,069,162
#	Daito Bank Ltd.	62,600	371,904
# *	Dream Incubator, Inc.	15,700	110,000
	eGuarantee, Inc.	202,400	4,507,278
#	Ehime Bank Ltd.	216,700	1,462,689
	Entrust, Inc.	54,900	373,844
	FIDEA Holdings Co. Ltd.	128,790	1,331,959
	First Bank of Toyama Ltd.	319,000	803,560
#	First Brothers Co. Ltd.	34,600	314,044
	Fukui Bank Ltd.	136,000	1,757,994
*	Fukushima Bank Ltd.	17,200	34,898
	Fuyo General Lease Co. Ltd.	119,500	7,766,474
	GMO Financial Holdings, Inc.	258,700	1,981,525
	Gunma Bank Ltd.	1,901,540	5,870,601
	Hachijuni Bank Ltd.	1,378,300	4,606,540
	Hirogin Holdings, Inc.	1,512,200	8,331,078
	Hirose Tusyo, Inc.	20,800	413,928
	Hokkoku Financial Holdings, Inc.	150,800	2,628,291
	Hokuhoku Financial Group, Inc.	832,900	5,958,354
	Hyakugo Bank Ltd.	1,433,909	4,156,607
	Hyakujushi Bank Ltd.	134,700	1,742,886
	Ichiyoshi Securities Co. Ltd.	230,400	1,314,715
	IwaiCosmo Holdings, Inc.	123,900	1,455,876
	Iyo Bank Ltd.	1,002,118	4,902,882
*	J Trust Co. Ltd.	345,400	1,805,722
	Jaccs Co. Ltd.	150,900	4,024,560
	Jafco Group Co. Ltd.	204,100	12,931,197
*	Japan Asia Investment Co. Ltd.	93,300	189,711
	Japan Investment Adviser Co. Ltd.	70,300	768,764
	Japan Securities Finance Co. Ltd.	581,200	4,436,880
#	Jimoto Holdings, Inc.	113,150	646,382
#	J-Lease Co. Ltd.	31,900	644,668
	Juroku Financial Group, Inc.	191,700	3,481,666
	Keiyo Bank Ltd.	700,300	2,727,668
	Kita-Nippon Bank Ltd.	43,506	582,513
	Kiyo Bank Ltd.	430,890	5,658,485
	Kyokuto Securities Co. Ltd.	152,800	1,023,091
	Kyushu Financial Group, Inc.	1,545,837	5,205,710
	Kyushu Leasing Service Co. Ltd.	34,000	180,621
*	M&A Capital Partners Co. Ltd.	92,100	5,194,876
	Marusan Securities Co. Ltd.	336,700	1,774,385
	Matsui Securities Co. Ltd.	450,500	3,231,901
	Mebuki Financial Group, Inc.	1,100,400	2,253,086
#	Mercuria Holdings Co. Ltd.	70,500	457,641
#	Michinoku Bank Ltd.	261,898	2,011,846
#	Minkabu The Infonoid, Inc.	21,700	650,732

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Mito Securities Co. Ltd.	359,500	$933,461
	Miyazaki Bank Ltd.	107,900	1,944,730
	Mizuho Leasing Co. Ltd.	188,600	5,827,121
	Monex Group, Inc.	1,111,400	7,237,357
	Money Partners Group Co. Ltd.	149,100	321,630
	Morningstar Japan KK	76,200	347,165
	Mortgage Service Japan Ltd.	22,900	213,502
	Musashino Bank Ltd.	205,300	3,224,806
	Nagano Bank Ltd.	43,899	416,150
	Nanto Bank Ltd.	191,700	3,304,814
	NEC Capital Solutions Ltd.	60,200	1,085,694
	Nishi-Nippon Financial Holdings, Inc.	842,300	4,911,403
	North Pacific Bank Ltd.	1,824,600	3,776,132
# *	OAK Capital Corp.	319,800	264,270
	Ogaki Kyoritsu Bank Ltd.	238,100	3,956,752
	Oita Bank Ltd.	84,199	1,340,841
	Okasan Securities Group, Inc.	1,062,700	3,634,784
	Okinawa Financial Group, Inc.	145,260	3,193,298
	Orient Corp.	2,808,900	3,854,758
	Premium Group Co. Ltd.	40,900	1,119,020
	Ricoh Leasing Co. Ltd.	100,800	3,195,860
	San ju San Financial Group, Inc.	118,793	1,455,218
	San-In Godo Bank Ltd.	977,400	4,783,344
	Sawada Holdings Co. Ltd.	152,200	1,397,384
*	SBI Insurance Group Co. Ltd.	7,600	84,706
	Senshu Ikeda Holdings, Inc.	1,232,328	1,731,350
	Seven Bank Ltd.	561,000	1,185,924
	Shiga Bank Ltd.	300,900	4,868,986
	Shikoku Bank Ltd.	258,600	1,702,230
	Shimizu Bank Ltd.	58,200	787,955
#	Sparx Group Co. Ltd.	604,900	1,569,154
	Strike Co. Ltd.	51,700	1,951,056
#	Suruga Bank Ltd.	893,400	3,277,354
	Taiko Bank Ltd.	41,800	489,983
	Tochigi Bank Ltd.	565,200	878,215
	Toho Bank Ltd.	1,298,700	2,324,764
#	Tohoku Bank Ltd.	64,700	569,864
	Tokai Tokyo Financial Holdings, Inc.	1,409,300	4,885,609
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,208,560
	Tomato Bank Ltd.	54,500	500,401
	TOMONY Holdings, Inc.	937,250	2,504,001
	Tottori Bank Ltd.	56,400	550,913
	Towa Bank Ltd.	210,300	933,391
#	Toyo Securities Co. Ltd.	390,800	557,238
	Traders Holdings Co. Ltd.	13,720	37,785
#	Tsukuba Bank Ltd.	461,800	692,219
*	Uzabase, Inc.	60,700	1,087,689
	Yamagata Bank Ltd.	143,600	1,024,332
	Yamaguchi Financial Group, Inc.	1,237,672	6,909,329
	Yamanashi Chuo Bank Ltd.	162,526	1,171,465

TOTAL FINANCIALS			283,675,745

HEALTH CARE — (4.4%)
	Advantage Risk Management Co. Ltd.	41,900	339,505
	ASKA Pharmaceutical Holdings Co. Ltd.	161,700	1,405,087
	Astena Holdings Co. Ltd.	194,800	966,912
	BML, Inc.	149,600	5,258,415
	Carenet, Inc.	130,800	1,437,501
	CE Holdings Co. Ltd.	9,500	44,955

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
# *	CellSource Co. Ltd.	19,800	$1,121,900
	Charm Care Corp. KK	113,900	1,712,673
	CMIC Holdings Co. Ltd.	63,200	823,041
	Create Medic Co. Ltd.	38,700	335,882
	Daiken Medical Co. Ltd.	116,700	592,042
	Daito Pharmaceutical Co. Ltd.	78,580	2,215,979
	DATA HORIZON Co. Ltd.	3,600	72,231
#	Dvx, Inc.	44,300	449,068
	Eiken Chemical Co. Ltd.	203,900	3,427,571
	Elan Corp.	208,600	2,254,690
	EM Systems Co. Ltd.	205,000	1,358,944
	FALCO HOLDINGS Co. Ltd.	53,300	793,939
	FINDEX, Inc.	94,500	778,638
	France Bed Holdings Co. Ltd.	158,600	1,256,629
	Fuji Pharma Co. Ltd.	99,100	955,543
	Fukuda Denshi Co. Ltd.	63,200	5,323,083
	Fuso Pharmaceutical Industries Ltd.	45,600	1,017,475
# *	GNI Group Ltd.	54,200	759,451
	H.U. Group Holdings, Inc.	362,400	8,937,241
	Hogy Medical Co. Ltd.	103,900	2,848,609
	Hoshi Iryo-Sanki Co. Ltd.	9,600	323,653
#	I’rom Group Co. Ltd.	31,800	548,820
# *	Japan Animal Referral Medical Center Co. Ltd.	9,600	148,383
*	Japan Hospice Holdings, Inc.	11,300	198,121
	Japan Lifeline Co. Ltd.	396,000	4,264,177
	Japan Medical Dynamic Marketing, Inc.	104,500	2,008,748
#	JMS Co. Ltd.	104,457	681,011
	Kaken Pharmaceutical Co. Ltd.	132,200	5,214,471
	Kanamic Network Co. Ltd.	139,700	743,861
	Kissei Pharmaceutical Co. Ltd.	175,800	3,516,580
#	Koa Shoji Holdings Co. Ltd.	4,100	23,991
	KYORIN Holdings, Inc.	261,400	4,015,338
	Linical Co. Ltd.	71,700	505,280
	Mani, Inc.	173,400	2,955,861
	Medical Data Vision Co. Ltd.	171,100	2,207,310
	Medikit Co. Ltd.	2,000	49,825
	Medius Holdings Co. Ltd.	67,100	525,462
# *	MedPeer, Inc.	74,300	2,232,573
	Menicon Co. Ltd.	104,600	3,927,128
	Mizuho Medy Co. Ltd.	22,400	517,529
	Mochida Pharmaceutical Co. Ltd.	35,698	1,041,005
	Nagaileben Co. Ltd.	5,200	106,878
	Nakanishi, Inc.	248,400	5,761,692
#	Nichi-iko Pharmaceutical Co. Ltd.	323,550	2,456,325
	Nippon Chemiphar Co. Ltd.	13,400	255,463
	Nipro Corp.	809,400	8,224,859
	Nissui Pharmaceutical Co. Ltd.	78,000	665,896
	Paramount Bed Holdings Co. Ltd.	267,500	4,991,309
	Precision System Science Co. Ltd.	4,800	25,265
	Rion Co. Ltd.	54,600	1,188,117
	Sawai Group Holdings Co. Ltd.	141,800	6,255,401
	Seed Co. Ltd.	72,900	395,594
	Seikagaku Corp.	233,700	2,062,443
	Shin Nippon Biomedical Laboratories Ltd.	125,400	1,589,741
	Ship Healthcare Holdings, Inc.	193,600	5,085,168
	Shofu, Inc.	69,900	1,448,719
	Software Service, Inc.	19,600	1,236,517
	Solasto Corp.	327,100	3,958,897
	St-Care Holding Corp.	81,600	650,476

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Taiko Pharmaceutical Co. Ltd.	55,900	$397,093
	Techno Medica Co. Ltd.	14,700	203,870
	Toho Holdings Co. Ltd.	298,300	4,829,468
	Tokai Corp.	138,600	2,666,123
	Torii Pharmaceutical Co. Ltd.	94,600	2,455,990
#	Towa Pharmaceutical Co. Ltd.	173,300	4,455,329
	Trans Genic, Inc.	51,100	245,172
	Tsumura & Co.	108,600	3,384,564
	Value HR Co. Ltd.	46,400	750,195
	Vital KSK Holdings, Inc.	272,800	1,819,219
# *	Wakamoto Pharmaceutical Co. Ltd.	112,300	335,254
	WIN-Partners Co. Ltd.	113,300	956,699
	ZERIA Pharmaceutical Co. Ltd.	11,200	200,506

TOTAL HEALTH CARE			151,194,373

INDUSTRIALS — (29.9%)
#	A&A Material Corp.	26,000	220,125
#	Abist Co. Ltd.	19,600	493,942
	Advan Group Co. Ltd.	149,900	1,280,998
	Advanex, Inc.	17,599	168,578
	Aeon Delight Co. Ltd.	100,100	3,074,262
	Aica Kogyo Co. Ltd.	84,300	2,583,861
	Aichi Corp.	235,900	1,672,196
	Aida Engineering Ltd.	313,400	2,845,023
	Airtech Japan Ltd.	2,000	21,949
	AIT Corp.	5,000	48,881
	Ajis Co. Ltd.	28,900	751,550
	Alconix Corp.	151,600	2,285,348
	Alinco, Inc.	80,500	703,075
	Alps Logistics Co. Ltd.	111,600	1,018,966
	Altech Co. Ltd.	10,900	30,140
	Altech Corp.	113,570	2,045,853
#	Anest Iwata Corp.	220,200	1,754,091
	Asahi Diamond Industrial Co. Ltd.	352,700	2,168,724
	Asahi Kogyosha Co. Ltd.	25,700	770,705
	Asanuma Corp.	44,000	1,759,637
#	Asukanet Co. Ltd.	31,200	219,061
	Bando Chemical Industries Ltd.	213,500	1,649,749
	BeNext-Yumeshin Group Co.	348,196	4,539,417
#	Br Holdings Corp.	202,000	763,731
	Bunka Shutter Co. Ltd.	361,900	3,527,678
	Canare Electric Co. Ltd.	21,200	318,159
	Careerlink Co. Ltd.	2,100	28,528
	Central Glass Co. Ltd.	227,800	4,242,005
	Central Security Patrols Co. Ltd.	53,000	1,274,302
	Chilled & Frozen Logistics Holdings Co. Ltd.	111,200	1,647,969
*	Chiyoda Corp.	728,000	2,661,195
	Chiyoda Integre Co. Ltd.	71,700	1,371,293
	Chori Co. Ltd.	73,000	1,164,007
	Chudenko Corp.	200,400	3,923,945
#	Chugai Ro Co. Ltd.	37,600	575,506
	Chuo Warehouse Co. Ltd.	21,000	178,150
	CKD Corp.	213,800	4,238,619
	CMC Corp.	30,200	334,564
	Comany, Inc.	4,700	50,939
	Cosel Co. Ltd.	162,700	1,324,738
	Creek & River Co. Ltd.	67,100	1,158,817
	CTI Engineering Co. Ltd.	73,300	1,758,453
	CTS Co. Ltd.	157,100	1,097,573

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Dai-Dan Co. Ltd.	98,500	$2,073,900
#	Daido Kogyo Co. Ltd.	51,800	465,052
	Daihatsu Diesel Manufacturing Co. Ltd.	122,100	632,151
	Daihen Corp.	131,800	5,501,515
#	Daiho Corp.	98,600	3,321,418
	Dai-Ichi Cutter Kogyo KK	46,300	578,059
	Daiichi Jitsugyo Co. Ltd.	54,200	2,521,088
	Daiichi Kensetsu Corp.	34,300	604,048
	Daiki Axis Co. Ltd.	41,900	342,949
*	Daiohs Corp.	22,100	198,206
	Daiseki Co. Ltd.	292,755	13,664,852
	Daiseki Eco. Solution Co. Ltd.	22,959	354,141
#	Daisue Construction Co. Ltd.	48,200	372,146
	Daiwa Industries Ltd.	214,200	2,387,296
	Denyo Co. Ltd.	107,900	1,870,910
	DMG Mori Co. Ltd.	728,000	12,536,750
	DMW Corp.	4,800	149,589
	Duskin Co. Ltd.	281,100	6,771,653
	Ebara Jitsugyo Co. Ltd.	72,400	1,828,075
	Eidai Co. Ltd.	184,700	473,023
#	EJ Holdings, Inc.	24,200	265,787
	Endo Lighting Corp.	56,300	519,856
	en-japan, Inc.	159,400	6,330,077
	Enshu Ltd.	26,199	151,245
	Envipro Holdings, Inc.	7,800	173,942
	EPCO Co. Ltd.	4,400	32,290
	Escrow Agent Japan, Inc.	136,700	243,986
	F&M Co. Ltd.	44,400	774,402
# *	FDK Corp.	64,298	580,463
	Forum Engineering, Inc.	16,900	140,982
	Freund Corp.	75,600	555,986
	Fudo Tetra Corp.	108,480	1,723,236
	Fuji Corp.	296,600	6,918,509
#	Fuji Die Co. Ltd.	55,300	314,762
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	42,196
*	Fujikura Ltd.	1,714,800	9,249,370
	Fujimak Corp.	12,600	86,482
	Fujisash Co. Ltd.	573,900	388,226
	Fujitec Co. Ltd.	264,100	5,999,187
	Fukuda Corp.	58,900	2,397,799
	Fukushima Galilei Co. Ltd.	83,500	3,319,624
	Fukuvi Chemical Industry Co. Ltd.	10,600	58,638
	Fukuyama Transporting Co. Ltd.	60,157	2,396,351
	FULLCAST Holdings Co. Ltd.	131,600	3,071,809
	Funai Soken Holdings, Inc.	247,470	6,875,107
	Furukawa Co. Ltd.	204,200	2,259,665
	Furukawa Electric Co. Ltd.	424,300	9,284,144
	Futaba Corp.	208,200	1,415,593
#	G Three Holdings Corp.	61,200	226,467
	Gecoss Corp.	95,900	724,550
	Giken Ltd.	37,000	1,411,844
	Glory Ltd.	288,055	6,200,456
	Grace Technology, Inc.	110,100	1,007,703
	gremz, Inc.	14,800	340,685
	GS Yuasa Corp.	375,183	8,167,598
	Hamakyorex Co. Ltd.	108,000	2,994,232
	Hanwa Co. Ltd.	230,300	6,917,875
	Hashimoto Sogyo Holdings Co. Ltd.	4,070	77,481
	Hazama Ando Corp.	1,294,000	8,762,584

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Helios Techno Holding Co. Ltd.	109,800	$299,089
	Hibiya Engineering Ltd.	121,000	2,034,083
	Hirakawa Hewtech Corp.	70,800	770,751
	Hirano Tecseed Co. Ltd.	59,400	1,378,867
	Hirata Corp.	24,100	1,469,413
	Hisaka Works Ltd.	127,300	944,534
	Hitachi Zosen Corp.	1,034,779	8,113,625
	Hito Communications Holdings, Inc.	43,900	848,395
#	Hokuetsu Industries Co. Ltd.	140,700	1,197,677
	Hokuriku Electrical Construction Co. Ltd.	74,200	686,548
	Hosokawa Micron Corp.	90,400	2,501,001
	Howa Machinery Ltd.	65,100	462,945
#	Ichikawa Co. Ltd.	1,000	11,925
	Ichiken Co. Ltd.	33,600	566,314
#	Ichinen Holdings Co. Ltd.	137,500	1,686,920
	Idec Corp.	203,100	4,304,310
	Ihara Science Corp.	52,200	964,232
	Iino Kaiun Kaisha Ltd.	559,100	2,696,481
*	Impact HD, Inc.	20,500	722,130
	Imura Envelope Co., Inc.	13,700	97,855
	Inaba Denki Sangyo Co. Ltd.	327,400	7,853,534
	Inaba Seisakusho Co. Ltd.	62,800	737,222
	Inabata & Co. Ltd.	293,700	4,347,854
	INFRONEER Holdings, Inc.	1,192,388	9,875,975
	Insource Co. Ltd.	138,750	2,778,005
#	Inui Global Logistics Co. Ltd.	67,580	1,340,869
	IR Japan Holdings Ltd.	41,300	3,808,710
*	Iseki & Co. Ltd.	124,500	1,799,063
#	Ishii Iron Works Co. Ltd.	11,000	289,056
	Isolite Insulating Products Co. Ltd.	62,800	488,358
	Itoki Corp.	209,700	667,470
	Iwaki Co. Ltd.	54,700	482,338
	Iwasaki Electric Co. Ltd.	42,200	776,072
	JAC Recruitment Co. Ltd.	106,200	2,083,694
*	Jalux, Inc.	38,600	578,448
*	Jamco Corp.	22,700	196,311
	Japan Elevator Service Holdings Co. Ltd.	355,100	7,695,305
	Japan Foundation Engineering Co. Ltd.	128,800	574,468
	Japan Pulp & Paper Co. Ltd.	77,200	2,604,295
	Japan Steel Works Ltd.	348,100	10,226,224
	Japan Transcity Corp.	251,200	1,335,695
	JDC Corp.	59,800	313,831
	JGC Holdings Corp.	679,600	6,386,410
#	JK Holdings Co. Ltd.	94,440	717,332
	Juki Corp.	195,600	1,460,210
	Kamei Corp.	154,500	1,574,416
	Kanaden Corp.	118,500	1,067,647
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,311,207
	Kaname Kogyo Co. Ltd.	1,300	10,445
#	Kanamoto Co. Ltd.	210,000	4,498,364
	Kandenko Co. Ltd.	629,700	4,881,325
	Kanematsu Corp.	517,425	6,008,953
	Katakura Industries Co. Ltd.	151,500	2,303,122
#	Kato Works Co. Ltd.	61,000	449,663
	Kawada Technologies, Inc.	34,100	1,179,002
	Kawagishi Bridge Works Co. Ltd.	8,700	228,606
	Kawanishi Warehouse Co. Ltd.	1,700	17,480
	Kawasaki Kinkai Kisen Kaisha Ltd.	7,899	201,622
	Kawata Manufacturing Co. Ltd.	25,100	211,410

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Keihin Co. Ltd.	15,700	$192,599
	KFC Ltd.	8,700	152,848
#	Kimura Chemical Plants Co. Ltd.	107,500	719,791
	Kimura Unity Co. Ltd.	23,500	279,879
	King Jim Co. Ltd.	54,800	420,058
#	Kinki Sharyo Co. Ltd.	16,599	156,135
	Kintetsu World Express, Inc.	240,800	5,783,205
	Kitagawa Corp.	54,200	744,014
	Kitano Construction Corp.	24,872	472,192
	Kito Corp.	134,300	1,861,006
	Kitz Corp.	472,700	3,162,272
# *	Kobe Electric Railway Co. Ltd.	37,299	1,126,270
*	Kobelco Eco-Solutions Co. Ltd.	21,399	604,636
	Koike Sanso Kogyo Co. Ltd.	13,400	271,607
	Kokusai Co. Ltd.	51,600	308,231
	Kokusai Pulp & Paper Co. Ltd.	47,700	155,333
	Kokuyo Co. Ltd.	400,725	6,098,579
	KOMAIHALTEC, Inc.	20,300	291,211
#	Komatsu Wall Industry Co. Ltd.	49,300	840,159
	Komori Corp.	314,100	2,051,606
	Kondotec, Inc.	123,800	1,062,075
	Konoike Transport Co. Ltd.	178,300	1,951,624
# *	Kosaido Co. Ltd.	155,100	1,350,853
	Kozo Keikaku Engineering, Inc.	21,200	482,583
	KRS Corp.	37,800	658,664
	Kumagai Gumi Co. Ltd.	235,700	5,833,916
	Kyodo Printing Co. Ltd.	48,900	1,125,838
#	Kyokuto Boeki Kaisha Ltd.	39,700	908,278
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	2,809,906
#	Kyoritsu Printing Co. Ltd.	179,200	266,412
	Kyudenko Corp.	116,400	3,692,221
	LIKE, Inc.	68,700	1,071,767
	Link & Motivation, Inc.	234,300	2,475,502
	Lonseal Corp.	13,900	183,166
	Mabuchi Motor Co. Ltd.	174,600	6,019,903
	Maezawa Industries, Inc.	49,000	285,655
#	Maezawa Kasei Industries Co. Ltd.	85,100	962,863
	Maezawa Kyuso Industries Co. Ltd.	128,400	1,197,872
	Makino Milling Machine Co. Ltd.	161,500	5,810,460
*	Management Solutions Co. Ltd.	35,700	1,068,137
	Marufuji Sheet Piling Co. Ltd.	11,800	207,566
#	MARUKA FURUSATO Corp.	114,407	2,019,626
	Marumae Co. Ltd.	28,300	550,067
#	Maruwa Unyu Kikan Co. Ltd.	104,300	1,460,678
	Maruyama Manufacturing Co., Inc.	18,800	251,855
	Maruzen Co. Ltd.	65,800	1,282,193
	Maruzen Showa Unyu Co. Ltd.	81,800	2,498,126
#	Matching Service Japan Co. Ltd.	52,000	456,940
	Matsuda Sangyo Co. Ltd.	94,082	2,811,033
#	Matsui Construction Co. Ltd.	125,500	817,703
	Max Co. Ltd.	164,900	2,626,226
	Meidensha Corp.	224,410	4,723,677
	Meiho Facility Works Ltd.	29,700	238,435
	Meiji Electric Industries Co. Ltd.	52,500	617,567
#	Meiji Shipping Co. Ltd.	102,500	714,365
	Meisei Industrial Co. Ltd.	266,700	1,589,301
	Meitec Corp.	166,200	9,996,518
	Meiwa Corp.	145,600	1,055,300
	Mesco, Inc.	29,800	261,680

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	MetaReal Corp.	22,800	$225,319
	METAWATER Co. Ltd.	162,600	2,751,311
#	Midac Holdings Co. Ltd.	17,900	851,111
	Mie Kotsu Group Holdings, Inc.	359,200	1,569,977
	Mirai Industry Co. Ltd.	4,600	68,427
	Mirait Holdings Corp.	583,135	11,215,268
	Mitani Corp.	295,200	4,569,121
	Mitani Sangyo Co. Ltd.	145,000	485,625
#	Mitsubishi Kakoki Kaisha Ltd.	39,700	818,501
	Mitsubishi Logisnext Co. Ltd.	186,600	1,716,030
	Mitsubishi Logistics Corp.	113,800	3,177,915
	Mitsubishi Pencil Co. Ltd.	123,400	1,480,492
	Mitsuboshi Belting Ltd.	161,400	2,868,709
*	Mitsui E&S Holdings Co. Ltd.	394,781	2,013,299
#	Mitsui Matsushima Holdings Co. Ltd.	77,400	1,005,592
	Mitsui-Soko Holdings Co. Ltd.	136,100	2,729,800
	Mitsumura Printing Co. Ltd.	6,300	85,688
	Miyaji Engineering Group, Inc.	39,417	925,399
	Mori-Gumi Co. Ltd.	69,500	184,598
	Morita Holdings Corp.	209,700	2,638,407
	Musashi Co. Ltd.	5,000	81,048
#	NAC Co. Ltd.	61,300	528,097
	Nachi-Fujikoshi Corp.	93,600	3,545,585
	Nadex Co. Ltd.	40,600	280,274
	Nagase & Co. Ltd.	578,600	9,793,254
	Naigai Trans Line Ltd.	41,700	804,869
#	Nakabayashi Co. Ltd.	113,400	570,259
	Nakakita Seisakusho Co. Ltd.	3,700	84,345
	Nakamoto Packs Co. Ltd.	33,300	509,029
*	Nakamura Choukou Co. Ltd.	6,600	36,033
	Nakanishi Manufacturing Co. Ltd.	5,700	58,022
	Nakano Corp.	107,000	321,339
# *	Namura Shipbuilding Co. Ltd.	256,428	537,866
	Nankai Electric Railway Co. Ltd.	266,500	5,289,159
	Narasaki Sangyo Co. Ltd.	25,400	464,779
	Nice Corp.	35,200	586,175
	Nichias Corp.	391,000	9,573,627
	Nichiban Co. Ltd.	68,100	1,107,470
	Nichiden Corp.	98,100	1,973,767
	Nichiha Corp.	165,280	4,751,260
	Nichireki Co. Ltd.	165,600	1,965,028
	Nihon Dengi Co. Ltd.	30,800	1,045,850
	Nihon Flush Co. Ltd.	122,000	1,157,672
	Nikkato Corp.	53,000	367,749
	Nikkiso Co. Ltd.	316,800	2,805,281
#	Nikko Co. Ltd.	168,400	978,254
	Nikkon Holdings Co. Ltd.	384,000	7,502,330
	Nippi, Inc.	11,900	390,898
#	Nippon Air Conditioning Services Co. Ltd.	189,000	1,310,733
	Nippon Aqua Co. Ltd.	55,400	281,229
	Nippon Carbon Co. Ltd.	66,200	2,555,698
	Nippon Concept Corp.	37,700	578,817
	Nippon Densetsu Kogyo Co. Ltd.	240,900	3,713,211
	Nippon Dry-Chemical Co. Ltd.	11,300	202,513
	Nippon Filcon Co. Ltd.	15,700	75,456
	Nippon Hume Corp.	139,300	908,467
	Nippon Kanzai Co. Ltd.	15,200	369,099
	Nippon Koei Co. Ltd.	81,100	2,463,153
#	Nippon Parking Development Co. Ltd.	1,396,900	1,765,390

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Rietec Co. Ltd.	23,600	$328,544
	Nippon Road Co. Ltd.	45,800	3,313,067
	Nippon Seisen Co. Ltd.	23,700	976,700
	Nippon Sharyo Ltd.	40,299	743,481
*	Nippon Sheet Glass Co. Ltd.	388,100	2,168,913
	Nippon Steel Trading Corp.	96,960	4,384,505
	Nippon Thompson Co. Ltd.	378,800	1,948,979
	Nippon Tungsten Co. Ltd.	6,699	133,228
	Nishimatsu Construction Co. Ltd.	345,000	9,951,583
	Nishi-Nippon Railroad Co. Ltd.	191,400	4,714,815
	Nishio Rent All Co. Ltd.	123,800	3,061,308
	Nissei ASB Machine Co. Ltd.	51,100	1,668,071
	Nissei Corp.	38,900	357,287
	Nissei Plastic Industrial Co. Ltd.	125,500	1,198,738
	Nisshinbo Holdings, Inc.	956,780	7,384,925
	Nissin Corp.	95,000	1,350,267
	Nissin Electric Co. Ltd.	329,100	4,078,567
	Nisso Corp.	51,600	327,104
	Nitta Corp.	135,400	3,104,064
	Nitto Boseki Co. Ltd.	53,500	1,714,810
	Nitto Kogyo Corp.	169,300	2,519,082
	Nitto Kohki Co. Ltd.	69,900	1,161,394
	Nitto Seiko Co. Ltd.	189,000	1,087,974
#	Nittoc Construction Co. Ltd.	132,600	816,424
	NJS Co. Ltd.	36,800	648,829
	Noda Corp.	120,700	927,981
	Nomura Co. Ltd.	352,400	3,474,463
#	Nomura Micro Science Co. Ltd.	40,800	1,752,768
	Noritake Co. Ltd.	59,600	2,605,970
	Noritsu Koki Co. Ltd.	123,200	2,562,241
	Noritz Corp.	194,200	3,115,810
	NS Tool Co. Ltd.	107,000	1,433,914
	NS United Kaiun Kaisha Ltd.	69,400	2,185,586
*	NTN Corp.	2,686,900	5,826,622
#	Obara Group, Inc.	77,600	2,488,581
	Ochi Holdings Co. Ltd.	8,900	98,810
	Odawara Engineering Co. Ltd.	9,100	187,008
#	Ohba Co. Ltd.	76,500	545,962
	Ohmoto Gumi Co. Ltd.	4,100	208,025
	Oiles Corp.	147,570	2,192,586
	Okabe Co. Ltd.	258,200	1,550,779
#	Okada Aiyon Corp.	42,800	489,850
	Okamoto Machine Tool Works Ltd.	25,299	1,062,445
	Okamura Corp.	376,300	4,965,987
	OKUMA Corp.	151,100	7,199,702
	Okumura Corp.	191,580	4,947,455
	Onoken Co. Ltd.	111,900	1,652,682
	Organo Corp.	43,800	2,782,530
#	Oriental Consultants Holdings Co. Ltd.	6,100	176,367
*	Oriental Shiraishi Corp.	834,300	1,969,345
	Origin Co. Ltd.	27,600	311,728
#	OSG Corp.	511,900	8,516,449
	Outsourcing, Inc.	768,100	14,734,721
	Oyo Corp.	128,000	1,961,495
	Paraca, Inc.	35,900	507,848
# *	Park24 Co. Ltd.	88,700	1,358,685
	Parker Corp.	34,000	152,033
	Pasco Corp.	11,200	149,039
	Pasona Group, Inc.	145,800	4,071,572

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	$564,448
	Penta-Ocean Construction Co. Ltd.	1,616,400	11,138,498
	People Dreams & Technologies Group Co. Ltd.	21,000	361,706
*	Phil Co., Inc.	4,200	96,337
	Pilot Corp.	113,500	4,162,480
	Prestige International, Inc.	654,700	4,489,480
	Pronexus, Inc.	108,700	1,013,526
*	Prored Partners Co. Ltd.	30,200	349,002
	PS Mitsubishi Construction Co. Ltd.	213,300	1,238,373
	Punch Industry Co. Ltd.	105,700	539,877
	Quick Co. Ltd.	76,100	960,598
	Raito Kogyo Co. Ltd.	298,200	5,302,645
	Raiznext Corp.	298,800	3,229,542
#	Rasa Corp.	63,200	523,958
	Rheon Automatic Machinery Co. Ltd.	120,500	1,432,716
#	Rix Corp.	17,300	225,912
	Ryobi Ltd.	159,740	1,674,616
	S LINE Co. Ltd.	23,800	197,436
	Sakai Heavy Industries Ltd.	23,300	513,271
	Sakai Moving Service Co. Ltd.	74,100	3,051,346
*	Sanix, Inc.	146,200	434,108
	Sanki Engineering Co. Ltd.	279,900	3,525,448
	Sanko Gosei Ltd.	134,300	484,521
	Sanko Metal Industrial Co. Ltd.	16,200	357,666
	Sankyo Tateyama, Inc.	133,774	872,822
	Sanoyas Holdings Corp.	151,100	180,426
	Sansei Technologies, Inc.	78,400	554,732
	Sansha Electric Manufacturing Co. Ltd.	64,300	616,018
	Sanyo Denki Co. Ltd.	53,600	3,079,340
	Sanyo Engineering & Construction, Inc.	60,200	356,647
	Sanyo Industries Ltd.	9,900	161,823
	Sanyo Trading Co. Ltd.	138,600	1,330,156
	Sata Construction Co. Ltd.	89,399	380,748
	Sato Holdings Corp.	183,400	4,227,311
	Sato Shoji Corp.	86,800	910,691
	Sawafuji Electric Co. Ltd.	1,900	33,508
	SBS Holdings, Inc.	119,400	4,248,059
#	SEC Carbon Ltd.	10,900	556,854
#	Seibu Electric & Machinery Co. Ltd.	10,300	117,614
	Seika Corp.	61,700	889,132
	Seikitokyu Kogyo Co. Ltd.	191,330	1,371,540
	Seiko Electric Co. Ltd.	4,900	54,008
	Seino Holdings Co. Ltd.	102,000	1,235,821
	Seiwa Electric Manufacturing Co. Ltd.	1,700	7,770
	Sekisui Jushi Corp.	211,600	3,942,023
	Senko Group Holdings Co. Ltd.	711,400	6,327,645
#	Senshu Electric Co. Ltd.	51,200	2,139,968
	Shibaura Machine Co. Ltd.	132,500	3,088,711
	Shibusawa Warehouse Co. Ltd.	61,600	1,198,580
	Shibuya Corp.	99,300	2,623,386
	Shima Seiki Manufacturing Ltd.	170,400	3,276,549
	Shin Maint Holdings Co. Ltd.	10,900	140,360
	Shin Nippon Air Technologies Co. Ltd.	92,980	2,000,767
#	Shin-Keisei Electric Railway Co. Ltd.	39,399	712,927
	Shinki Bus Co. Ltd.	1,900	52,255
	Shinmaywa Industries Ltd.	405,900	3,317,454
	Shinnihon Corp.	180,600	1,321,938
	Shinsho Corp.	31,100	951,141
	Shinwa Co. Ltd.	62,300	1,210,758

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Shinwa Co. Ltd.	21,800	$139,484
	SHO-BOND Holdings Co. Ltd.	135,600	5,680,200
	SIGMAXYZ, Inc.	110,000	2,655,596
	Sinfonia Technology Co. Ltd.	142,400	1,640,885
	Sinko Industries Ltd.	126,900	2,303,413
	Sintokogio Ltd.	284,600	1,870,384
#	Soda Nikka Co. Ltd.	109,200	613,646
	Sodick Co. Ltd.	291,300	2,245,580
	Sotetsu Holdings, Inc.	41,600	804,662
	Space Co. Ltd.	96,562	801,489
	S-Pool, Inc.	365,400	4,086,023
	Star Micronics Co. Ltd.	237,300	3,114,472
	Studio Alice Co. Ltd.	56,600	1,070,749
	Subaru Enterprise Co. Ltd.	6,300	452,767
#	Sugimoto & Co. Ltd.	63,900	1,347,700
#	Sumiseki Holdings, Inc.	363,100	501,858
	Sumitomo Densetsu Co. Ltd.	111,200	2,134,542
	Sumitomo Mitsui Construction Co. Ltd.	986,540	4,186,521
# *	Sumitomo Precision Products Co. Ltd.	20,284	415,712
	Sumitomo Warehouse Co. Ltd.	397,900	6,396,925
	Suzumo Machinery Co. Ltd.	2,200	33,563
	SWCC Showa Holdings Co. Ltd.	136,600	2,661,644
#	Tacmina Corp.	14,700	152,177
	Tadano Ltd.	702,900	7,675,718
	Taihei Dengyo Kaisha Ltd.	95,200	2,248,774
	Taiheiyo Kouhatsu, Inc.	43,500	255,249
	Taikisha Ltd.	161,000	4,598,254
	Taisei Oncho Co. Ltd.	14,900	251,655
#	Takadakiko Co. Ltd.	7,500	180,136
	Takamatsu Construction Group Co. Ltd.	106,800	1,873,962
	Takamatsu Machinery Co. Ltd.	41,800	290,507
#	Takamiya Co. Ltd.	137,800	542,275
	Takano Co. Ltd.	53,000	360,671
	Takaoka Toko Co. Ltd.	67,120	869,487
#	Takara & Co. Ltd.	40,155	627,643
	Takara Standard Co. Ltd.	222,600	2,959,363
	Takasago Thermal Engineering Co. Ltd.	297,900	5,449,706
	Takashima & Co. Ltd.	25,200	414,166
	Takeuchi Manufacturing Co. Ltd.	226,400	5,812,673
	Takigami Steel Construction Co. Ltd.	5,300	274,764
#	Takisawa Machine Tool Co. Ltd.	41,700	409,964
	Takuma Co. Ltd.	173,200	2,265,700
	Tanabe Consulting Co. Ltd.	2,400	15,318
#	Tanabe Engineering Corp.	39,500	313,490
	Tanseisha Co. Ltd.	251,749	2,064,471
	Tatsuta Electric Wire & Cable Co. Ltd.	287,400	1,292,711
	TECHNO ASSOCIE Co. Ltd.	50,100	489,054
#	Techno Ryowa Ltd.	68,690	539,151
	Techno Smart Corp.	49,500	721,868
	Teikoku Electric Manufacturing Co. Ltd.	111,000	1,411,372
	Teikoku Sen-I Co. Ltd.	113,000	2,036,744
	Tekken Corp.	84,200	1,346,332
	Tenox Corp.	22,500	170,520
	Teraoka Seisakusho Co. Ltd.	55,700	183,451
	Terasaki Electric Co. Ltd.	25,500	300,705
#	Toa Corp.	101,900	2,236,266
	TOA ROAD Corp.	27,300	1,213,080
#	Toba, Inc.	9,800	212,048
	Tobishima Corp.	123,770	1,162,296

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tocalo Co. Ltd.	387,300	$4,749,398
	Toda Corp.	556,900	3,508,274
	Toenec Corp.	54,400	1,600,971
	Togami Electric Manufacturing Co. Ltd.	17,800	274,726
	TOKAI Holdings Corp.	651,000	4,943,243
	Tokai Lease Co. Ltd.	18,800	265,028
	Tokyo Energy & Systems, Inc.	152,300	1,478,028
#	Tokyo Keiki, Inc.	73,822	650,919
	Tokyo Sangyo Co. Ltd.	130,800	816,101
	Tokyu Construction Co. Ltd.	543,800	3,845,158
#	Toli Corp.	282,400	575,620
	Tomoe Corp.	155,100	622,960
#	Tomoe Engineering Co. Ltd.	51,100	1,022,350
	Tonami Holdings Co. Ltd.	37,500	1,481,780
	Toppan Forms Co. Ltd.	323,800	3,112,963
	Torishima Pump Manufacturing Co. Ltd.	130,700	1,010,084
#	TORQ, Inc.	7,900	15,335
#	Totech Corp.	49,200	1,150,062
	Totetsu Kogyo Co. Ltd.	157,400	3,424,631
	Totoku Electric Co. Ltd.	17,700	460,380
	Toyo Construction Co. Ltd.	520,000	2,602,939
#	Toyo Denki Seizo KK	36,550	344,962
*	Toyo Engineering Corp.	212,178	1,595,393
	Toyo Logistics Co. Ltd.	85,100	249,636
	Toyo Machinery & Metal Co. Ltd.	100,000	473,187
	Toyo Tanso Co. Ltd.	80,600	2,191,148
	Toyo Wharf & Warehouse Co. Ltd.	36,000	454,702
	Trancom Co. Ltd.	48,800	3,424,044
	TRE Holdings Corp.	207,824	3,267,564
#	Trinity Industrial Corp.	36,000	264,736
	Trusco Nakayama Corp.	213,300	5,157,578
	Tsubaki Nakashima Co. Ltd.	270,600	3,789,199
	Tsubakimoto Chain Co.	169,840	5,018,321
	Tsubakimoto Kogyo Co. Ltd.	28,800	976,479
*	Tsudakoma Corp.	17,698	126,114
	Tsugami Corp.	285,300	3,922,354
	Tsukishima Kikai Co. Ltd.	186,600	1,907,793
	Tsurumi Manufacturing Co. Ltd.	126,700	1,952,418
	Ueki Corp.	60,800	792,841
	Union Tool Co.	46,300	1,563,885
	UPR Corp.	4,600	116,910
	Ushio, Inc.	651,100	11,648,428
	UT Group Co. Ltd.	187,200	5,988,258
	Utoc Corp.	102,200	486,890
# *	VisasQ, Inc.	17,700	976,797
	Waida Manufacturing Co. Ltd.	5,100	51,544
	Wakachiku Construction Co. Ltd.	79,300	1,414,827
	Wakita & Co. Ltd.	248,500	2,248,438
#	WDB Holdings Co. Ltd.	64,600	2,036,208
	Weathernews, Inc.	36,500	2,663,708
	Welbe, Inc.	56,500	798,796
	Will Group, Inc.	98,000	1,107,274
	World Holdings Co. Ltd.	50,700	1,266,420
	Yahagi Construction Co. Ltd.	181,400	1,217,185
	YAMABIKO Corp.	226,728	2,470,814
	YAMADA Consulting Group Co. Ltd.	72,700	741,591
	Yamashina Corp.	245,700	170,593
	Yamato Corp.	108,400	746,578
	Yamaura Corp.	12,700	103,432

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Yamazen Corp.	372,600	$3,452,226
#	Yasuda Logistics Corp.	102,000	868,201
	Yokogawa Bridge Holdings Corp.	208,500	4,202,573
	Yondenko Corp.	54,120	806,130
	Yuasa Trading Co. Ltd.	116,400	3,110,845
	Yuken Kogyo Co. Ltd.	20,500	316,595
	Yurtec Corp.	264,600	1,549,947
	Yushin Precision Equipment Co. Ltd.	23,500	158,727
#	Zaoh Co. Ltd.	25,200	393,837
	Zenitaka Corp.	19,200	680,534
	Zuiko Corp.	94,600	730,180

TOTAL INDUSTRIALS			1,032,367,290

INFORMATION TECHNOLOGY — (15.2%)
	A&D Co. Ltd.	129,500	1,149,843
*	Access Co. Ltd.	111,000	869,587
	Ad-sol Nissin Corp.	47,200	865,145
	Adtec Plasma Technology Co. Ltd.	14,800	301,303
*	Advanced Media, Inc.	42,200	286,438
#	AGS Corp.	13,000	108,001
	Ai Holdings Corp.	246,900	4,660,043
	Aichi Tokei Denki Co. Ltd.	18,200	771,019
	Aiphone Co. Ltd.	66,800	1,380,795
*	Allied Telesis Holdings KK	159,400	130,431
	Alpha Systems, Inc.	45,120	1,722,673
	Alps Alpine Co. Ltd.	1,039,300	10,155,061
	Amano Corp.	201,500	4,986,252
#	Anritsu Corp.	636,100	10,548,092
	AOI Electronics Co. Ltd.	27,700	598,428
	Argo Graphics, Inc.	105,300	2,932,229
	Arisawa Manufacturing Co. Ltd.	212,200	1,807,960
	Artiza Networks, Inc.	9,300	101,056
	ArtSpark Holdings, Inc.	206,000	2,131,171
	Asahi Intelligence Service Co. Ltd.	1,300	15,047
	Ascentech KK	32,000	369,396
	Asteria Corp.	54,900	343,235
#	Atled Corp.	15,700	341,884
#	Avant Corp.	123,900	1,732,671
#	Axell Corp.	34,400	218,950
	Base Co. Ltd.	6,100	257,952
	Bell System24 Holdings, Inc.	218,600	2,808,472
*	BrainPad, Inc.	22,000	1,057,158
#	Broadband Tower, Inc.	105,600	191,383
	Broadleaf Co. Ltd.	591,000	2,836,925
	Business Brain Showa-Ota, Inc.	35,700	613,180
	Business Engineering Corp.	1,800	55,613
	CAC Holdings Corp.	75,200	1,063,940
	Canon Electronics, Inc.	128,500	1,768,754
	CDS Co. Ltd.	15,500	210,050
#	Chino Corp.	45,200	558,124
	Citizen Watch Co. Ltd.	1,771,000	7,723,437
*	CMK Corp.	310,300	1,168,406
	Computer Engineering & Consulting Ltd.	170,100	2,025,157
	Computer Institute of Japan Ltd.	94,700	701,958
	Comture Corp.	143,900	3,902,288
	CONEXIO Corp.	98,700	1,264,963
	Core Corp.	45,800	645,457
	Cresco Ltd.	86,500	1,583,015
	CRI Middleware Co. Ltd.	2,300	27,776

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Cube System, Inc.	60,600	$533,100
	Cyber Com Co. Ltd.	10,600	116,374
#	Cyberlinks Co. Ltd.	28,400	313,243
	Cybernet Systems Co. Ltd.	81,500	455,031
	Cybozu, Inc.	150,100	3,561,248
	Daiko Denshi Tsushin Ltd.	37,200	162,556
	Daishinku Corp.	169,596	1,506,203
	Daitron Co. Ltd.	55,600	1,106,332
	Daiwabo Holdings Co. Ltd.	582,700	10,258,415
#	Dawn Corp.	4,000	86,721
	Densan System Holdings Co. Ltd.	41,000	925,811
	Dexerials Corp.	380,600	7,699,247
	Digital Arts, Inc.	75,200	6,140,190
	Digital Garage, Inc.	139,900	6,535,286
	Digital Hearts Holdings Co. Ltd.	87,100	1,385,913
	Digital Information Technologies Corp.	57,500	869,122
	DKK Co. Ltd.	63,400	1,403,162
#	DKK-Toa Corp.	31,400	232,205
	Double Standard, Inc.	34,200	1,099,957
	DTS Corp.	261,000	5,791,247
	Ebase Co. Ltd.	99,600	663,506
	E-Guardian, Inc.	62,600	1,719,517
	Eizo Corp.	105,300	4,027,078
	Elecom Co. Ltd.	221,100	3,381,851
	Elematec Corp.	118,242	1,180,001
#	Enomoto Co. Ltd.	30,200	468,055
	Enplas Corp.	55,400	1,469,168
#	ESPEC Corp.	117,700	2,387,507
	Fenwal Controls of Japan Ltd.	20,500	282,483
	Ferrotec Holdings Corp.	232,000	7,782,329
# *	FFRI Security, Inc.	29,500	423,888
	Fixstars Corp.	97,100	661,717
	Focus Systems Corp.	53,700	478,779
#	Forval Corp.	51,100	519,895
	FTGroup Co. Ltd.	51,000	554,244
	Fuji Soft, Inc.	117,700	5,993,700
	Fukui Computer Holdings, Inc.	55,200	1,991,167
	Furuno Electric Co. Ltd.	157,500	1,685,382
#	Furuya Metal Co. Ltd.	7,600	599,355
	Future Corp.	153,600	4,492,369
	Future Innovation Group, Inc.	11,900	32,800
#	Gig Works, Inc.	40,000	222,771
	GL Sciences, Inc.	45,000	1,079,016
	Glosel Co. Ltd.	113,200	411,944
#	GMO Financial Gate, Inc.	5,700	1,480,332
	GMO GlobalSign Holdings KK	34,100	1,404,343
#	GMO Pepabo, Inc.	7,300	174,235
*	Gunosy, Inc.	2,500	14,366
	Hagiwara Electric Holdings Co. Ltd.	49,500	936,169
	Hakuto Co. Ltd.	87,300	1,491,054
# *	Hennge KK	600	29,672
	Himacs Ltd.	960	9,978
	Hioki EE Corp.	66,400	4,637,769
	Hochiki Corp.	91,500	1,004,925
	Hokuriku Electric Industry Co. Ltd.	40,500	368,222
#	Honda Tsushin Kogyo Co. Ltd.	110,100	440,903
	Hosiden Corp.	338,900	3,573,190
*	Hotto Link, Inc.	55,800	319,337
*	HPC Systems, Inc.	17,700	617,283

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Icom, Inc.	61,000	$1,297,884
	ID Holdings Corp.	76,250	629,801
	Ikegami Tsushinki Co. Ltd.	32,799	221,034
	I’ll, Inc.	19,400	288,072
	Ines Corp.	125,400	1,832,519
	I-Net Corp.	76,490	889,916
	Infocom Corp.	145,400	2,791,729
	Infomart Corp.	610,100	5,953,569
	Information Services International-Dentsu Ltd.	144,100	5,041,688
	Innotech Corp.	100,800	1,265,513
	Intelligent Wave, Inc.	46,700	241,530
	Inter Action Corp.	58,500	1,259,361
	I-O Data Device, Inc.	50,700	403,935
	I-PEX, Inc.	72,100	1,297,847
	Iriso Electronics Co. Ltd.	131,700	6,050,368
	ISB Corp.	50,400	551,489
# *	ITbook Holdings Co. Ltd.	60,900	254,740
	Itfor, Inc.	172,600	1,347,432
	Iwatsu Electric Co. Ltd.	54,900	432,118
	Japan Aviation Electronics Industry Ltd.	314,700	5,217,975
*	Japan Cash Machine Co. Ltd.	141,800	1,067,051
*	Japan Display, Inc.	482,100	144,306
	Japan Electronic Materials Corp.	61,600	1,039,870
	Japan Material Co. Ltd.	435,800	6,060,313
#	Japan System Techniques Co. Ltd.	13,800	269,489
#	Jastec Co. Ltd.	72,900	833,027
#	JBCC Holdings, Inc.	93,400	1,426,249
	JFE Systems, Inc.	8,700	147,430
# *	JIG-SAW, Inc.	17,300	1,190,347
	Kaga Electronics Co. Ltd.	111,000	3,051,057
	Kanematsu Electronics Ltd.	78,500	2,563,922
	KEL Corp.	27,900	295,842
	Koa Corp.	198,800	2,687,432
	Konica Minolta, Inc.	905,700	4,482,932
	KSK Co. Ltd.	3,000	59,023
	Kyoden Co. Ltd.	116,100	541,486
	Kyosan Electric Manufacturing Co. Ltd.	268,600	1,130,170
	Kyowa Electronic Instruments Co. Ltd.	129,800	463,933
	LAC Co. Ltd.	100,100	700,595
	Macnica Fuji Electronics Holdings, Inc.	342,150	8,043,827
#	Marubun Corp.	112,200	788,648
	Maruwa Co. Ltd.	59,700	6,691,593
	Maxell Holdings Ltd.	305,000	3,670,144
	MCJ Co. Ltd.	432,800	4,872,753
	Megachips Corp.	115,200	3,642,356
	Meiko Electronics Co. Ltd.	134,500	3,732,495
	Melco Holdings, Inc.	34,200	1,413,388
	Micronics Japan Co. Ltd.	120,200	1,591,487
	Mimaki Engineering Co. Ltd.	113,200	925,791
	Mimasu Semiconductor Industry Co. Ltd.	114,781	2,511,424
	Miraial Co. Ltd.	42,100	583,801
	Miroku Jyoho Service Co. Ltd.	112,800	1,780,957
	Mitachi Co. Ltd.	7,900	70,119
	Mitsubishi Research Institute, Inc.	53,500	1,998,208
	Mitsui High-Tec, Inc.	82,200	6,349,206
	m-up Holdings, Inc.	33,900	1,159,034
#	Mutoh Holdings Co. Ltd.	9,300	131,300
	Nagano Keiki Co. Ltd.	88,600	1,022,057
	Naigai Tec Corp.	7,900	200,109

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nakayo, Inc.	73,100	$871,828
	NEC Networks & System Integration Corp.	60,500	973,473
#	NF Holdings Corp.	25,900	332,350
	Nichicon Corp.	313,500	2,966,798
*	Nihon Dempa Kogyo Co. Ltd.	65,000	531,380
	Nihon Denkei Co. Ltd.	31,800	521,062
*	Nippon Chemi-Con Corp.	125,300	2,354,668
	Nippon Computer Dynamics Co. Ltd.	36,200	226,784
	Nippon Electric Glass Co. Ltd.	515,736	13,168,257
#	Nippon Information Development Co. Ltd.	12,600	167,292
#	Nippon Kodoshi Corp.	51,600	1,490,513
	Nippon Signal Co. Ltd.	314,800	2,722,217
	Nippon Systemware Co. Ltd.	48,600	1,065,894
	Nissha Co. Ltd.	245,700	4,025,079
	Nohmi Bosai Ltd.	145,100	2,661,437
#	NPC, Inc.	30,900	188,972
	NSD Co. Ltd.	508,160	9,682,738
#	Ohara, Inc.	48,700	593,915
	Ohizumi Manufacturing Co. Ltd.	22,800	188,393
	Okaya Electric Industries Co. Ltd.	77,800	235,706
	Oki Electric Industry Co. Ltd.	520,900	4,278,739
	ONO Sokki Co. Ltd.	32,200	147,675
	Optex Group Co. Ltd.	169,820	2,162,977
# *	Optim Corp.	76,200	1,198,131
	Optorun Co. Ltd.	128,700	2,608,860
	Oro Co. Ltd.	31,300	1,036,033
	Osaki Electric Co. Ltd.	281,800	1,389,251
	Oval Corp.	35,600	80,548
	PCA Corp.	35,400	537,612
	PCI Holdings, Inc.	45,300	420,764
	Pipedo HD, Inc.	7,700	215,791
	Poletowin Pitcrew Holdings, Inc.	202,800	1,828,587
	Pro-Ship, Inc.	51,100	733,259
	Relia, Inc.	245,600	2,516,746
	Restar Holdings Corp.	127,900	2,137,746
*	Ricksoft Co. Ltd.	2,000	33,670
	Riken Keiki Co. Ltd.	93,800	2,602,773
	Riso Kagaku Corp.	94,500	1,994,437
#	River Eletec Corp.	35,300	387,768
	Roland DG Corp.	82,600	2,169,901
	Rorze Corp.	68,900	6,603,898
	Ryoden Corp.	95,700	1,514,545
	Ryosan Co. Ltd.	142,200	2,931,433
	Ryoyo Electro Corp.	7,300	152,015
#	Saison Information Systems Co. Ltd.	27,400	467,016
	Sakura Internet, Inc.	131,700	679,516
	Sanken Electric Co. Ltd.	89,100	4,684,365
#	Sanshin Electronics Co. Ltd.	102,700	1,474,397
	Santec Corp.	14,800	177,712
#	Satori Electric Co. Ltd.	79,180	702,255
	Saxa Holdings, Inc.	30,600	386,087
	SB Technology Corp.	65,000	1,789,528
#	Scala, Inc.	102,100	620,289
	Segue Group Co. Ltd.	1,900	12,394
	Seikoh Giken Co. Ltd.	23,900	373,713
	SEMITEC Corp.	8,000	826,429
#	SERAKU Co. Ltd.	24,700	459,711
#	Shibaura Electronics Co. Ltd.	52,100	3,007,895
	Shibaura Mechatronics Corp.	24,100	1,551,850

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Shindengen Electric Manufacturing Co. Ltd.	49,300	$1,755,447
	Shinko Shoji Co. Ltd.	264,600	2,126,597
	Shizuki Electric Co., Inc.	121,600	695,915
	Showa Shinku Co. Ltd.	24,400	330,898
	Sigma Koki Co. Ltd.	28,900	450,855
	Siix Corp.	200,600	2,222,235
	SK-Electronics Co. Ltd.	49,000	396,214
*	Smaregi, Inc.	8,200	261,404
	SMK Corp.	29,199	597,450
#	Softcreate Holdings Corp.	50,000	1,735,882
	Soliton Systems KK	54,100	676,003
#	Solxyz Co. Ltd.	41,000	191,872
	Soshin Electric Co. Ltd.	18,200	125,584
# *	Speee, Inc.	3,600	137,571
	SRA Holdings	72,100	1,842,226
	Sumida Corp.	184,249	2,130,088
# *	Sun*, Inc.	19,500	419,561
	Sun-Wa Technos Corp.	79,800	1,078,616
	Suzuden Corp.	3,400	48,311
	Suzuki Co. Ltd.	73,200	579,365
	System D, Inc.	1,100	13,234
#	System Information Co. Ltd.	54,800	452,888
	System Research Co. Ltd.	29,800	526,293
	System Support, Inc.	19,300	233,588
	Systems Engineering Consultants Co. Ltd.	6,600	130,650
	Systena Corp.	355,300	6,565,859
	Tachibana Eletech Co. Ltd.	110,760	1,496,346
	Takachiho Koheki Co. Ltd.	40,900	437,209
#	TAKEBISHI Corp.	52,200	686,067
#	Tamagawa Holdings Co. Ltd.	7,500	79,504
	Tamura Corp.	444,000	3,050,974
#	Tazmo Co. Ltd.	57,600	848,058
	TDC Soft, Inc.	93,400	1,072,938
*	TeamSpirit, Inc.	1,300	10,813
	TechMatrix Corp.	246,900	3,914,928
#	Techno Horizon Co. Ltd.	56,700	633,054
	Tecnos Japan, Inc.	46,100	246,326
#	Teikoku Tsushin Kogyo Co. Ltd.	51,500	599,176
	Terilogy Co. Ltd.	25,800	90,861
#	TESEC Corp.	22,600	477,626
	TKC Corp.	186,500	5,717,383
	Tobila Systems, Inc.	1,600	15,841
	Toho System Science Co. Ltd.	2,700	23,793
	Tokyo Electron Device Ltd.	45,100	2,736,521
	Tokyo Seimitsu Co. Ltd.	253,800	10,333,728
	Tomen Devices Corp.	17,800	909,114
	Topcon Corp.	684,300	12,200,386
	Torex Semiconductor Ltd.	52,900	1,225,532
	Toshiba TEC Corp.	77,700	3,059,162
	Toukei Computer Co. Ltd.	6,210	256,892
	Towa Corp.	144,600	3,149,409
	Toyo Corp.	149,600	1,414,162
	Transcosmos, Inc.	80,800	2,436,291
#	Tri Chemical Laboratories, Inc.	154,500	4,621,245
	Tsuzuki Denki Co. Ltd.	42,800	681,940
	Ubicom Holdings, Inc.	29,000	737,180
	Uchida Yoko Co. Ltd.	50,500	2,136,365
	ULS Group, Inc.	8,100	399,711
	Ulvac, Inc.	162,300	9,105,840

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Uniden Holdings Corp.	41,500	$1,160,825
	UNITED, Inc.	24,200	360,996
	User Local, Inc.	6,200	99,690
#	V Technology Co. Ltd.	56,900	2,145,739
	VINX Corp.	24,100	214,980
	Visco Technologies Corp.	1,700	25,582
	Wacom Co. Ltd.	990,000	6,404,369
#	Wellnet Corp.	54,900	241,290
# *	WILLs, Inc.	34,200	323,237
	Wow World, Inc.	21,700	332,269
*	Writeup Co. Ltd.	11,400	406,356
#	YAC Holdings Co. Ltd.	62,600	521,055
	Yamaichi Electronics Co. Ltd.	151,900	2,332,104
#	Yashima Denki Co. Ltd.	119,500	1,003,049
	YE DIGITAL Corp.	14,400	65,586
	Yokowo Co. Ltd.	108,500	2,411,348

TOTAL INFORMATION TECHNOLOGY			525,226,600

MATERIALS — (11.9%)
	Achilles Corp.	88,900	1,024,397
	ADEKA Corp.	602,400	13,400,601
	Agro-Kanesho Co. Ltd.	2,300	27,388
	Aichi Steel Corp.	70,200	1,635,430
	Arakawa Chemical Industries Ltd.	110,100	1,200,677
	Araya Industrial Co. Ltd.	20,500	313,666
#	Asahi Holdings, Inc.	464,800	8,295,809
	Asahi Printing Co. Ltd.	25,700	192,420
	Asahi Yukizai Corp.	90,600	1,094,833
	Asahipen Corp.	2,100	33,980
	Asia Pile Holdings Corp.	210,800	857,785
	C Uyemura & Co. Ltd.	72,700	3,004,066
	Carlit Holdings Co. Ltd.	131,200	876,347
	Chuetsu Pulp & Paper Co. Ltd.	49,900	515,181
	Chugoku Marine Paints Ltd.	351,700	2,722,412
	CI Takiron Corp.	291,200	1,552,995
	CK-San-Etsu Co. Ltd.	21,800	655,077
	Dai Nippon Toryo Co. Ltd.	129,600	986,185
	Daicel Corp.	890,600	6,668,160
	Daido Steel Co. Ltd.	170,600	6,536,165
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,400	1,576,248
	Daiken Corp.	77,000	1,682,656
	Daiki Aluminium Industry Co. Ltd.	178,800	2,602,457
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	84,300	1,948,610
	Daito Chemix Corp.	20,700	225,164
	DIC Corp.	114,800	3,039,533
	DKS Co. Ltd.	50,800	1,538,565
	Dowa Holdings Co. Ltd.	208,205	8,695,455
	Dynapac Co. Ltd.	8,500	103,714
	Fuji Seal International, Inc.	224,600	4,939,291
	Fujikura Kasei Co. Ltd.	167,500	772,484
	Fujimi, Inc.	40,900	2,572,007
#	Fujimori Kogyo Co. Ltd.	106,900	4,395,464
	Fuso Chemical Co. Ltd.	119,600	5,506,462
*	Geostr Corp.	57,100	180,134
	Godo Steel Ltd.	63,600	840,908
	Gun-Ei Chemical Industry Co. Ltd.	31,700	846,170
	Hakudo Co. Ltd.	43,900	1,112,807
	Harima Chemicals Group, Inc.	96,100	736,391
	Hodogaya Chemical Co. Ltd.	43,000	1,832,506

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Hokkan Holdings Ltd.	58,100	$773,121
	Hokko Chemical Industry Co. Ltd.	119,100	1,045,005
	Hokuetsu Corp.	793,299	5,241,724
	Ise Chemicals Corp.	13,000	450,190
#	Ishihara Chemical Co. Ltd.	71,000	915,662
	Ishihara Sangyo Kaisha Ltd.	227,250	2,505,659
*	Ishizuka Glass Co. Ltd.	12,900	244,143
	Japan Pure Chemical Co. Ltd.	500	12,354
	JCU Corp.	137,200	5,510,568
	JSP Corp.	81,100	1,091,320
	Kaneka Corp.	27,300	1,046,926
	Kanto Denka Kogyo Co. Ltd.	288,300	2,651,845
	Katakura & Co-op Agri Corp.	21,500	223,131
	KeePer Technical Laboratory Co. Ltd.	102,400	2,952,905
	KEIWA, Inc.	8,600	355,313
	KH Neochem Co. Ltd.	229,700	5,903,475
#	Kimoto Co. Ltd.	222,300	453,576
	Koatsu Gas Kogyo Co. Ltd.	194,693	1,312,967
	Kobe Steel Ltd.	1,495,100	8,784,296
	Kohsoku Corp.	70,200	995,094
	Konishi Co. Ltd.	215,600	3,353,444
	Konoshima Chemical Co. Ltd.	37,500	963,095
	Krosaki Harima Corp.	30,400	1,258,343
#	Kumiai Chemical Industry Co. Ltd.	264,287	1,970,766
	Kunimine Industries Co. Ltd.	41,700	410,146
	Kureha Corp.	103,950	6,755,486
	Kurimoto Ltd.	60,500	864,318
	Kuriyama Holdings Corp.	78,000	681,028
	Kyoei Steel Ltd.	141,500	1,745,958
	Kyowa Leather Cloth Co. Ltd.	81,300	487,680
	Lintec Corp.	271,800	6,067,515
	Maeda Kosen Co. Ltd.	119,400	3,463,203
	Maruichi Steel Tube Ltd.	157,800	3,585,490
	MEC Co. Ltd.	97,900	2,696,293
#	Mitani Sekisan Co. Ltd.	67,400	4,276,803
	Mitsubishi Materials Corp.	31,400	609,561
*	Mitsubishi Paper Mills Ltd.	277,700	876,682
#	Mitsubishi Steel Manufacturing Co. Ltd.	58,300	590,040
	Mitsui Mining & Smelting Co. Ltd.	372,700	10,694,693
#	Molitec Steel Co. Ltd.	83,100	313,474
	MORESCO Corp.	39,800	418,989
	Moriroku Holdings Co. Ltd.	8,000	137,309
	Mory Industries, Inc.	34,700	824,916
	Nakayama Steel Works Ltd.	169,700	644,598
	Nasu Denki Tekko Co. Ltd.	3,000	273,752
	Neturen Co. Ltd.	222,100	1,186,859
	New Japan Chemical Co. Ltd.	117,500	319,770
	Nicca Chemical Co. Ltd.	45,700	381,010
#	Nichia Steel Works Ltd.	138,600	359,210
	Nihon Kagaku Sangyo Co. Ltd.	83,100	994,285
	Nihon Nohyaku Co. Ltd.	243,500	1,144,687
	Nihon Parkerizing Co. Ltd.	521,900	5,207,175
	Nihon Yamamura Glass Co. Ltd.	67,600	516,756
	Nippon Carbide Industries Co., Inc.	46,200	559,688
	Nippon Chemical Industrial Co. Ltd.	46,300	1,191,198
	Nippon Concrete Industries Co. Ltd.	293,100	769,653
#	Nippon Denko Co. Ltd.	767,314	2,476,781
#	Nippon Fine Chemical Co. Ltd.	83,400	1,569,198
	Nippon Kayaku Co. Ltd.	501,700	5,283,942

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Light Metal Holdings Co. Ltd.	376,490	$6,248,701
#	Nippon Paper Industries Co. Ltd.	517,600	5,305,552
	Nippon Pillar Packing Co. Ltd.	134,200	3,275,789
	Nippon Shokubai Co. Ltd.	77,300	4,038,519
	Nippon Soda Co. Ltd.	154,300	4,636,057
	Nippon Yakin Kogyo Co. Ltd.	95,349	2,303,683
	Nitta Gelatin, Inc.	85,500	466,569
	Nittetsu Mining Co. Ltd.	36,300	2,090,878
	Nozawa Corp.	47,500	290,072
	Oat Agrio Co. Ltd.	24,600	458,065
	Okamoto Industries, Inc.	70,500	2,473,979
	Okura Industrial Co. Ltd.	55,200	1,020,700
	Osaka Organic Chemical Industry Ltd.	102,400	3,068,500
	Osaka Soda Co. Ltd.	93,799	2,383,722
	Osaka Steel Co. Ltd.	89,300	912,020
*	OSAKA Titanium Technologies Co. Ltd.	160,600	1,104,040
	Pacific Metals Co. Ltd.	92,999	1,685,691
	Pack Corp.	87,200	2,316,647
	Rasa Industries Ltd.	45,700	748,261
	Rengo Co. Ltd.	675,100	5,119,368
	Riken Technos Corp.	234,800	1,128,465
	Sakai Chemical Industry Co. Ltd.	102,500	1,910,126
	Sakata INX Corp.	285,100	2,754,116
	Sanyo Chemical Industries Ltd.	93,800	4,644,480
	Sanyo Special Steel Co. Ltd.	131,960	2,176,162
	Seiko PMC Corp.	78,300	535,449
	Sekisui Kasei Co. Ltd.	150,000	749,098
	Shikoku Chemicals Corp.	231,100	2,840,009
	Shinagawa Refractories Co. Ltd.	37,800	1,292,706
	Shin-Etsu Polymer Co. Ltd.	286,200	2,585,179
	SK Kaken Co. Ltd.	1,200	398,989
	Soken Chemical & Engineering Co. Ltd.	48,400	753,369
	Stella Chemifa Corp.	65,600	1,646,812
	Sumitomo Bakelite Co. Ltd.	192,800	8,664,946
#	Sumitomo Osaka Cement Co. Ltd.	226,899	6,357,906
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,606,361
	T Hasegawa Co. Ltd.	209,300	5,111,215
#	T&K Toka Co. Ltd.	134,300	954,368
	Taiheiyo Cement Corp.	32,800	696,877
	Taisei Lamick Co. Ltd.	42,300	1,018,272
	Taiyo Holdings Co. Ltd.	229,200	6,127,505
	Takasago International Corp.	87,000	2,267,389
	Takemoto Yohki Co. Ltd.	43,800	361,867
#	Taoka Chemical Co. Ltd.	23,500	360,289
	Tayca Corp.	103,900	1,199,127
	Tenma Corp.	116,800	2,781,682
#	Titan Kogyo Ltd.	5,100	80,138
	Toagosei Co. Ltd.	740,500	8,275,887
*	Toda Kogyo Corp.	1,400	40,087
#	Toho Acetylene Co. Ltd.	12,700	136,871
	Toho Chemical Industry Co. Ltd.	47,000	210,277
	Toho Titanium Co. Ltd.	231,000	2,432,371
#	Toho Zinc Co. Ltd.	89,899	2,457,333
	Tohoku Steel Co. Ltd.	16,300	248,204
	Tokushu Tokai Paper Co. Ltd.	64,258	2,505,743
	Tokuyama Corp.	385,498	6,601,404
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	200,311
*	Tokyo Rope Manufacturing Co. Ltd.	45,400	353,027
	Tokyo Steel Manufacturing Co. Ltd.	615,600	6,850,242

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokyo Tekko Co. Ltd.	61,900	$809,987
*	Tomoegawa Co. Ltd.	29,600	219,252
	Tomoku Co. Ltd.	70,600	1,190,794
	Topy Industries Ltd.	88,200	924,810
	Toyo Gosei Co. Ltd.	31,100	4,326,985
	Toyo Ink SC Holdings Co. Ltd.	240,100	4,228,432
	Toyo Seikan Group Holdings Ltd.	324,300	3,850,750
	Toyobo Co. Ltd.	523,000	6,279,837
	TYK Corp.	148,500	419,885
*	UACJ Corp.	208,841	4,840,357
	Ube Industries Ltd.	430,100	8,013,345
	Valqua Ltd.	108,399	2,187,573
	Vertex Corp.	45,998	1,224,403
	Wavelock Holdings Co. Ltd.	30,900	181,502
#	Wood One Co. Ltd.	40,897	406,321
# *	W-Scope Corp.	31,100	248,910
	Yamato Kogyo Co. Ltd.	253,200	8,489,870
	Yodogawa Steel Works Ltd.	142,600	3,115,848
#	Yotai Refractories Co. Ltd.	119,200	1,342,698
	Yushiro Chemical Industry Co. Ltd.	67,000	704,990

TOTAL MATERIALS			409,401,689

REAL ESTATE — (1.7%)
	AD Works Group Co. Ltd.	219,879	314,801
	Airport Facilities Co. Ltd.	143,970	736,221
	Anabuki Kosan, Inc.	16,400	297,704
	Aoyama Zaisan Networks Co. Ltd.	90,200	931,458
	Apaman Co. Ltd.	75,900	353,134
#	Ardepro Co. Ltd.	70,700	33,548
	Arealink Co. Ltd.	29,600	402,828
#	B-Lot Co. Ltd.	40,000	196,952
	Cosmos Initia Co. Ltd.	94,400	341,036
#	CRE, Inc.	20,300	318,456
	Daibiru Corp.	312,700	4,351,454
#	Dear Life Co. Ltd.	152,600	766,783
	Goldcrest Co. Ltd.	103,270	1,479,651
#	Good Com Asset Co. Ltd.	42,500	508,515
	Grandy House Corp.	95,600	407,699
	Heiwa Real Estate Co. Ltd.	228,000	7,198,186
	Ichigo, Inc.	756,500	2,264,633
*	Japan Asset Marketing Co. Ltd.	1,077,900	992,706
#	Japan Property Management Center Co. Ltd.	86,300	875,501
#	JSB Co. Ltd.	19,500	492,295
	Katitas Co. Ltd.	119,300	4,356,090
	Keihanshin Building Co. Ltd.	214,600	2,680,979
	Loadstar Capital KK	9,200	73,810
# *	Mirainovate Co. Ltd.	285,540	569,079
	Mugen Estate Co. Ltd.	64,200	276,610
	Nippon Commercial Development Co. Ltd.	84,600	1,284,980
	Nisshin Group Holdings Co. Ltd.	210,700	942,246
#	Property Agent, Inc.	9,200	222,816
#	Raysum Co. Ltd.	97,800	618,946
	SAMTY Co. Ltd.	180,350	4,010,535
	Sankyo Frontier Co. Ltd.	24,600	1,182,252
	Sansei Landic Co. Ltd.	29,100	212,886
	Shinoken Group Co. Ltd.	112,600	1,112,802
*	SRE Holdings Corp.	25,400	1,764,552
	Star Mica Holdings Co. Ltd.	87,800	1,162,116
	Starts Corp., Inc.	224,000	5,382,885

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	REAL ESTATE — (Continued)
	Sun Frontier Fudousan Co. Ltd.	202,800	$1,903,107
	Sunnexta Group, Inc.	11,700	112,580
	Takara Leben Co. Ltd.	547,800	1,492,822
	Tenpo Innovation Co. Ltd.	3,100	25,589
	TOC Co. Ltd.	318,850	1,787,536
	Tokyo Rakutenchi Co. Ltd.	19,800	706,541
*	Tokyo Theatres Co., Inc.	47,099	518,617
	Tosei Corp.	202,900	1,950,435
	Urbanet Corp. Co. Ltd.	92,700	252,564
	Yoshicon Co. Ltd.	3,100	31,005

	TOTAL REAL ESTATE		57,897,941

	UTILITIES — (1.5%)
#	EF-ON, Inc.	88,520	647,868
	Electric Power Development Co. Ltd.	54,500	720,468
#	eRex Co. Ltd.	194,300	4,449,289
	Hiroshima Gas Co. Ltd.	322,200	1,059,848
#	Hokkaido Electric Power Co., Inc.	1,163,200	4,834,096
	Hokkaido Gas Co. Ltd.	98,500	1,319,254
#	Hokuriku Electric Power Co.	991,200	4,719,864
#	Hokuriku Gas Co. Ltd.	10,100	277,241
	K&O Energy Group, Inc.	100,400	1,438,692
	Nippon Gas Co. Ltd.	684,000	8,484,055
	Okinawa Electric Power Co., Inc.	300,516	3,686,854
	Saibu Gas Holdings Co. Ltd.	223,200	4,557,562
	Shikoku Electric Power Co., Inc.	656,500	4,275,643
	Shizuoka Gas Co. Ltd.	334,900	3,532,655
#	Toell Co. Ltd.	57,500	405,527
	West Holdings Corp.	143,603	8,026,221

	TOTAL UTILITIES		52,435,137

	TOTAL COMMON STOCKS
	Cost ($ 2,886,201,109)		3,387,960,476

			Value†

	SECURITIES LENDING COLLATERAL — (1.8%)
@ §	The DFA Short Term Investment Fund	5,314,587	61,489,772

	TOTAL INVESTMENTS — (100.0%)
	(Cost $ 2,947,678,139)		$3,449,450,248

ST	Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.

#	Total or Partial Securities on Loan.

*	Non-Income Producing Securities.

††	Security valued using significant unobservable inputs (Level 3).

†	See Note B to Financial Statements.

@	Security purchased with cash collateral received from Securities on Loan.

§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,693,477	—	$105,693,477
Consumer Discretionary	—	488,751,508	—	488,751,508
Consumer Staples	—	248,614,645	—	248,614,645
Energy	—	32,702,071	—	32,702,071
Financials	—	283,675,745	—	283,675,745
Health Care	—	151,194,373	—	151,194,373
Industrials	$15,163,165	1,017,204,125	—	1,032,367,290
Information Technology	—	525,226,600	—	525,226,600
Materials	—	409,401,689	—	409,401,689
Real Estate	—	57,897,941	—	57,897,941
Utilities	—	52,435,137	—	52,435,137
Securities Lending Collateral	—	61,489,772	—	61,489,772

TOTAL	$15,163,165	$3,434,287,083	—	$3,449,450,248

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (59.7%)
*	3P Learning Ltd.	93,233	$98,463
#	5G Networks Ltd.	35,296	24,866
*	A2B Australia Ltd.	335,289	336,166
	Accent Group Ltd.	2,156,788	4,038,158
	Adairs Ltd.	929,029	2,592,949
	Adbri Ltd.	2,286,093	5,145,901
# *	Advance NanoTek Ltd.	9,653	25,602
	AGL Energy Ltd.	1,811,920	7,814,139
*	Ainsworth Game Technology Ltd.	484,397	493,147
# *	Alcidion Group Ltd.	407,251	117,592
# *	Alkane Resources Ltd.	3,127,231	2,097,776
*	Alliance Aviation Services Ltd.	254,500	715,010
	Altium Ltd.	49,728	1,385,255
# * ††	Altura Mining Ltd.	1,171,741	11,573
# *	AMA Group Ltd.	3,939,054	1,447,278
# *	American Pacific Borates Ltd.	10,282	14,229
*	AMP Ltd.	12,893,152	10,548,526
	Ansell Ltd.	244,194	5,846,649
	Appen Ltd.	398,987	3,251,157
*	Arafura Resources Ltd.	4,637,893	773,535
	ARB Corp. Ltd.	521,174	19,195,274
# *	Archer Materials Ltd.	367,184	406,489
# *	Ardent Leisure Group Ltd.	3,156,808	3,568,580
# *	Argosy Minerals Ltd.	1,030,094	226,973
*	Atomos Ltd.	322,939	341,539
	AUB Group Ltd.	496,714	8,186,503
# *	Audinate Group Ltd.	29,694	190,140
# *	Aurelia Metals Ltd.	6,805,751	1,935,915
	Austal Ltd.	2,278,005	3,237,704
	Austin Engineering Ltd.	129,055	22,818
# *	Australian Agricultural Co. Ltd.	3,315,760	3,944,294
#	Australian Ethical Investment Ltd.	129,906	1,342,427
	Australian Finance Group Ltd.	1,528,544	3,038,060
*	Australian Mines Ltd.	11,430,790	207,644
	Australian Pharmaceutical Industries Ltd.	2,800,624	3,181,008
*	Australian Potash Ltd.	426,553	36,901
# *	Australian Strategic Materials Ltd.	493,304	3,963,946
#	Australian Vintage Ltd.	3,159,274	1,984,709
	Auswide Bank Ltd.	135,553	699,858
#	Ava Risk Group Ltd.	27,751	9,422
#	AVJennings Ltd.	5,865,445	2,692,622
# *	AVZ Minerals Ltd.	1,847,793	496,027
* ††	Axsesstoday Ltd.	1,687	1
	Baby Bunting Group Ltd.	694,130	3,093,507
*	Bannerman Energy Ltd.	831,485	203,451
	Bapcor Ltd.	2,189,248	13,204,770
	Base Resources Ltd.	746,976	171,432
*	BCI Minerals Ltd.	1,088,804	415,538
#	Beach Energy Ltd.	7,632,087	8,017,554
	Beacon Lighting Group Ltd.	304,846	502,196
	Beacon Minerals Ltd.	1,286,438	30,829
	Bega Cheese Ltd.	1,973,378	8,082,900
	Bell Financial Group Ltd.	578,495	794,941
*	Bellevue Gold Ltd.	4,080,885	2,627,276
*	Betmakers Technology Group Ltd.	1,239,988	1,152,065
# *	Bigtincan Holdings Ltd.	1,280,517	1,134,987
*	Bionomics Ltd.	160,677	15,249

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Black Rock Mining Ltd.	1,277,236	$203,143
	Blackmores Ltd.	94,090	6,715,355
*	Boss Energy Ltd.	1,063,759	244,834
*	Botanix Pharmaceuticals Ltd.	688,967	31,322
	Bravura Solutions Ltd.	1,850,954	3,899,162
#	Breville Group Ltd.	681,670	15,172,506
	Brickworks Ltd.	486,532	8,731,553
	BWX Ltd.	911,626	3,204,521
*	Byron Energy Ltd.	89,192	9,420
*	Calidus Resources Ltd.	690,973	315,124
*	Calima Energy Ltd.	199,846	34,101
*	Calix Ltd.	399,626	1,566,067
	Capitol Health Ltd.	4,669,615	1,191,282
	Capral Ltd.	24,873	149,591
# *	Capricorn Metals Ltd.	774,872	1,496,820
*	Carbon Revolution Ltd.	44,883	35,542
	Cardno Ltd.	1,141,887	1,307,483
# *	Carnarvon Petroleum Ltd.	4,042,505	1,037,052
	Carsales.com Ltd.	553,743	10,362,825
#	Cash Converters International Ltd.	2,766,362	605,518
# *	Catapult Group International Ltd.	401,552	535,977
††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	445,757	2,008,116
*	Central Petroleum Ltd.	759,474	69,002
††	Centrebet Litigatation	81,336	0
	Centrebet Litigatation	81,336	0
#	Centuria Capital Group	1,210,015	2,940,796
	Challenger Ltd.	2,321,555	12,194,726
*	Champion Iron Ltd.	1,088,458	3,635,725
*	City Chic Collective Ltd.	819,807	3,836,352
#	Class Ltd.	492,033	1,082,402
*	Clean Seas Seafood Ltd.	231,488	109,201
	Cleanaway Waste Management Ltd.	2,233,919	4,543,249
	ClearView Wealth Ltd.	79,552	47,260
	Clinuvel Pharmaceuticals Ltd.	201,161	5,894,864
#	Clover Corp. Ltd.	649,584	784,710
*	Cobalt Blue Holdings Ltd.	345,926	113,762
	Codan Ltd.	670,501	5,112,896
# *	Collection House Ltd.	2,084,920	251,532
	Collins Foods Ltd.	745,683	7,239,549
*	Comet Ridge Ltd.	455,837	41,254
# *	Cooper Energy Ltd.	11,268,438	2,462,545
# *	Core Lithium Ltd.	756,237	327,416
*	Corporate Travel Management Ltd.	650,080	12,044,252
	Costa Group Holdings Ltd.	2,751,728	6,084,280
	Credit Corp. Group Ltd.	442,571	10,527,755
	CSR Ltd.	3,109,441	13,958,892
*	Cynata Therapeutics Ltd.	78,248	36,307
*	Dacian Gold Ltd.	808,363	139,694
*	Danakali Ltd.	618,097	227,582
	Data#3 Ltd.	1,010,106	4,328,836
*	De Grey Mining Ltd.	1,668,250	1,387,786
*	Decmil Group Ltd.	508,303	120,806
# *	Deep Yellow Ltd.	571,545	431,532
	Deterra Royalties Ltd.	1,940,354	5,707,392
*	Develop Global Ltd.	75,746	35,838
#	Dicker Data Ltd.	331,254	3,756,117
	Domain Holdings Australia Ltd.	1,497,814	6,506,081
	Downer EDI Ltd.	2,071,013	9,901,826

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Eagers Automotive Ltd.	775,292	$8,710,647
	Earlypay Ltd.	819,564	284,314
# *	Eclipx Group Ltd.	2,070,131	3,906,097
*	Ecofibre Ltd.	75,087	42,977
# *	Ecograf Ltd.	1,661,115	769,431
	Elanor Investor Group	286,472	463,691
	Elders Ltd.	1,009,369	9,169,814
# *	Electro Optic Systems Holdings Ltd.	454,671	1,095,211
*	Element 25 Ltd.	9,948	12,736
*	Elixir Energy Ltd.	2,250,692	442,807
*	Elmo Software Ltd.	3,116	12,478
	Emeco Holdings Ltd.	2,062,540	1,716,370
# *	EML Payments Ltd.	958,009	2,149,486
*	Energy Resources of Australia Ltd.	361,125	111,555
	Enero Group Ltd.	135,463	404,122
*	EnviroSuite Ltd.	1,131,191	187,897
	EQT Holdings Ltd.	119,114	2,531,775
	Estia Health Ltd.	1,663,088	2,629,983
	Eureka Group Holdings Ltd.	28,507	14,568
*	European Lithium Ltd.	239,881	24,361
	Euroz Ltd.	234,646	287,795
*	EVENT Hospitality & Entertainment Ltd.	546,035	6,759,184
*	Experience Co. Ltd.	75,480	20,510
	FAR Ltd.	127,715	78,955
	Finbar Group Ltd.	322,817	202,147
	Fleetwood Ltd.	513,721	923,513
# *	Flight Centre Travel Group Ltd.	448,941	6,793,392
*	Fluence Corp. Ltd.	116,395	15,747
# *	Freedom Foods Group Ltd.	362,595	128,223
*	Frontier Digital Ventures Ltd.	521,138	708,815
*	Future Metals NL	149,771	20,176
# *	G8 Education Ltd.	5,772,165	4,797,352
# *	Galan Lithium Ltd.	1,338,234	1,275,712
# *	Genetic Signatures Ltd.	118,531	124,063
*	Genex Power Ltd.	799,280	123,741
	Genworth Mortgage Insurance Australia Ltd.	2,014,114	3,499,007
*	Geopacific Resources Ltd.	33,316	7,741
#	Gold Road Resources Ltd.	5,348,824	5,547,749
	GR Engineering Services Ltd.	151,531	201,056
	GrainCorp Ltd., Class A	1,547,172	7,353,101
	Grange Resources Ltd.	1,717,658	740,842
# *	Greenland Minerals Ltd.	1,692,337	154,373
*	GTN Ltd.	15,394	5,975
	GUD Holdings Ltd.	769,603	7,123,001
	GWA Group Ltd.	1,516,127	3,112,270
	Hansen Technologies Ltd.	1,293,047	6,174,732
	Healius Ltd.	3,973,423	14,549,415
# *	Helloworld Travel Ltd.	51,370	105,407
*	Highfield Resources Ltd.	198,321	93,736
	Horizon Oil Ltd.	714,889	49,345
*	Hot Chili Ltd.	2,596,076	93,882
	HT&E Ltd.	1,686,962	2,443,876
#	HUB24 Ltd.	293,685	7,055,708
# *	Humm Group Ltd.	2,480,303	1,654,978
*	IDT Australia Ltd.	568,002	241,713
	IGO Ltd.	284,609	2,084,139
	Iluka Resources Ltd.	1,999,707	14,266,701
	Image Resources NL	371,646	54,523
	Imdex Ltd.	2,736,338	5,913,026

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Immutep Ltd.	218,170	$94,477
# *	ImpediMed Ltd.	417,437	58,073
	Infomedia Ltd.	2,799,017	2,915,593
#	Inghams Group Ltd.	2,191,759	6,148,038
	Intega Group Ltd.	1,127,842	764,773
	Integral Diagnostics Ltd.	1,113,404	3,937,504
*	Integrated Research Ltd.	791,910	907,513
*	Investigator Resources Ltd.	686,170	36,209
#	InvoCare Ltd.	945,502	8,100,895
*	ioneer Ltd.	9,580,838	4,958,516
	IOOF Holdings Ltd.	3,815,495	11,809,268
# *	IOUpay Ltd.	1,476,593	281,813
	IPH Ltd.	1,243,670	8,077,932
	IRESS Ltd.	1,225,060	11,168,044
	iSelect Ltd.	33,051	8,692
# *	iTech Minerals Pty Ltd.	61,274	12,676
	IVE Group Ltd.	580,082	782,036
*	Japara Healthcare Ltd.	1,594,623	1,679,378
# *	Jervois Global Ltd.	88,121	37,781
	Johns Lyng Group Ltd.	843,057	4,120,559
	Jumbo Interactive Ltd.	208,843	2,634,840
#	Jupiter Mines Ltd.	5,368,466	949,277
# *	Kalium Lakes Ltd.	348,799	46,200
# *	Karoon Energy Ltd.	3,575,159	4,919,065
*	KGL Resources Ltd.	143,604	70,480
# *	Kingsgate Consolidated Ltd.	1,079,815	1,308,704
#	Kogan.com Ltd.	451,741	3,405,352
*	Lake Resources NL	3,016,744	2,152,366
††	Lednium Technology Pty Ltd.	195,019	0
*	Legend Mining Ltd.	2,176,273	111,275
#	Lifestyle Communities Ltd.	337,712	5,575,753
	Link Administration Holdings Ltd.	2,206,818	7,266,102
# *	Livetiles Ltd.	344,818	32,761
#	Lovisa Holdings Ltd.	267,240	4,404,921
	Lycopodium Ltd.	42,182	139,594
*	Lynas Rare Earths Ltd.	1,615,350	9,011,232
	MA Financial Group Ltd.	150,840	930,671
	MACA Ltd.	1,622,774	936,880
*	Mach7 Technologies Ltd.	42,643	30,293
	Macmahon Holdings Ltd.	5,696,509	881,273
*	Macquarie Telecom Group Ltd.	8,100	434,465
*	Maggie Beer Holdings Ltd.	213,500	67,302
*	Matador Mining Ltd.	63,503	18,114
*	MaxiPARTS Ltd.	22,360	62,319
# *	Mayne Pharma Group Ltd.	9,518,774	2,439,668
	McMillan Shakespeare Ltd.	519,015	5,370,379
#	McPherson’s Ltd.	653,702	476,136
# *	Medical Developments International Ltd.	100,861	374,373
	Medusa Mining Ltd.	666,839	383,736
*	Megaport Ltd.	511,015	6,915,722
# *	Mesoblast Ltd.	2,382,780	2,867,965
# *	Metals X Ltd.	3,689,106	1,006,282
#	Metcash Ltd.	6,296,220	19,404,717
#	Michael Hill International Ltd.	1,490,263	1,111,847
# *	Mincor Resources NL	1,623,722	1,686,140
*	MMA Offshore Ltd.	1,249,410	411,196
#	MNF Group Ltd.	243,952	1,308,863
#	Monadelphous Group Ltd.	566,488	4,320,825
	Monash IVF Group Ltd.	1,738,681	1,232,837

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Money3 Corp. Ltd.	1,319,770	$3,311,827
*	MoneyMe Ltd.	55,212	87,307
* ††	Morning Star Gold NL	332,749	0
	Motorcycle Holdings Ltd.	85,112	201,357
	Mount Gibson Iron Ltd.	3,904,651	1,242,784
††	Myanmar Metals Ltd.	49,486	9,772
*	Myer Holdings Ltd.	3,915,011	1,596,804
	MyState Ltd.	669,272	2,625,631
# *	Nanosonics Ltd.	931,208	4,184,954
	Navigator Global Investments Ltd.	901,466	1,275,679
# *	Nearmap Ltd.	3,251,840	5,447,079
# *	Neometals Ltd.	1,542,276	1,206,777
	Netwealth Group Ltd.	494,275	6,496,173
*	New Century Resources Ltd.	1,368,711	159,705
#	New Energy Solar	166,241	100,374
#	New Hope Corp. Ltd.	2,522,847	3,822,628
	nib holdings Ltd.	2,951,426	14,861,717
#	Nick Scali Ltd.	406,481	4,431,853
	Nickel Mines Ltd.	2,922,992	2,315,357
	Nine Entertainment Co. Holdings Ltd.	2,055,509	4,304,772
*	Nitro Software Ltd.	66,552	188,135
*	Novonix Ltd.	795,568	4,479,579
*	Noxopharm Ltd.	6,703	2,646
	NRW Holdings Ltd.	3,118,446	4,324,906
*	Nufarm Ltd.	1,868,539	6,153,549
	Objective Corp. Ltd.	41,344	651,081
	OFX Group Ltd.	1,725,518	2,069,627
*	Oklo Resources Ltd.	202,639	19,710
*	OM Holdings Ltd.	499,991	407,426
# *	Omni Bridgeway Ltd.	2,340,733	5,500,579
*	oOh!media Ltd.	3,417,957	4,691,493
*	Opthea Ltd.	748,332	724,072
*	Ora Banda Mining Ltd.	469,099	29,947
	Ora Banda Mining Ltd.	99,291	6,349
*	Orbital Corp. Ltd.	16,624	7,564
*	OreCorp Ltd.	130,901	64,878
*	Orocobre Ltd.	2,264,756	15,294,789
	Orora Ltd.	5,931,076	14,837,472
	Over the Wire Holdings Ltd.	49,802	202,624
	OZ Minerals Ltd.	418,051	7,952,112
	Pacific Current Group Ltd.	274,288	1,571,148
#	Pacific Smiles Group Ltd.	272,678	594,580
	Pact Group Holdings Ltd.	1,422,949	3,325,317
*	Paladin Energy Ltd.	8,765,451	5,825,099
*	Panoramic Resources Ltd.	9,516,699	1,725,741
# *	Pantoro Ltd.	2,479,808	408,279
*	Paradigm Biopharmaceuticals Ltd.	41,528	64,447
*	Peak Resources Ltd.	224,220	12,021
	Peet Ltd.	1,192,399	965,213
	Pendal Group Ltd.	2,058,779	10,413,306
# *	Peninsula Energy Ltd.	3,332,209	668,858
	People Infrastructure Ltd.	224,358	750,001
	Perenti Global Ltd.	4,332,628	3,354,171
	Perpetual Ltd.	376,124	10,750,588
*	Perseus Mining Ltd.	8,114,950	9,622,883
	Pinnacle Investment Management Group Ltd.	437,023	5,683,902
	Platinum Asset Management Ltd.	1,941,364	4,483,164
*	Poseidon Nickel Ltd.	9,770,353	691,281
# *	PPK Group Ltd.	22,761	224,446

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Praemium Ltd.	2,097,349	$1,891,114
	Premier Investments Ltd.	458,786	10,647,565
#	Pro Medicus Ltd.	172,427	6,963,198
	Probiotec Ltd.	59,324	98,516
	Pro-Pac Packaging Ltd.	72,722	12,065
#	Propel Funeral Partners Ltd.	126,331	399,633
# *	Prospect Resources Ltd.	1,167,946	372,224
#	PSC Insurance Group Ltd.	148,932	513,367
	PWR Holdings Ltd.	441,250	3,140,720
*	PYC Therapeutics Ltd.	389,981	40,874
	QANTM Intellectual Property Ltd.	63,524	58,857
	Ramelius Resources Ltd.	4,854,858	5,791,920
*	ReadyTech Holdings Ltd.	174,702	497,108
#	Reckon Ltd.	391,834	304,981
*	Red 5 Ltd.	7,536,119	1,469,236
# *	Redbubble Ltd.	759,347	2,384,618
#	Regis Healthcare Ltd.	932,213	1,379,333
	Regis Resources Ltd.	4,825,314	7,236,274
*	Reject Shop Ltd.	150,958	789,573
	Reliance Worldwide Corp. Ltd.	3,629,454	15,959,122
#	Resimac Group Ltd.	61,439	79,372
# *	Resolute Mining Ltd.	8,007,059	2,516,395
*	Retail Food Group Ltd.	9,756,332	588,384
*	Rex Minerals Ltd.	26,619	5,238
	Ridley Corp. Ltd.	1,862,695	1,864,851
*	RPMGlobal Holdings Ltd.	778,285	1,148,582
# *	Rumble Resources Ltd.	178,014	60,292
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,725,681	11,481,645
*	SciDev Ltd.	122,828	66,526
	SeaLink Travel Group Ltd.	397,469	2,201,979
*	SECOS Group Ltd.	230,520	49,025
	Select Harvests Ltd.	880,705	4,922,645
#	Senex Energy Ltd.	1,216,209	4,063,686
#	Servcorp Ltd.	342,954	1,044,709
	Service Stream Ltd.	3,861,053	2,552,107
# *	Seven West Media Ltd.	5,839,397	2,014,759
#	SG Fleet Group Ltd.	536,168	1,031,205
	Shaver Shop Group Ltd.	582,158	450,477
*	Sheffield Resources Ltd.	129,910	32,306
	Shine Justice Ltd.	53,871	53,707
	Shriro Holdings Ltd.	24,206	19,136
	Sigma Healthcare Ltd.	6,192,917	2,655,513
*	Silex Systems Ltd.	51,736	51,534
# *	Silver Lake Resources Ltd.	5,791,755	7,334,685
# *	Silver Mines Ltd.	1,151,777	188,699
	Sims Ltd.	1,175,465	12,796,166
	SmartGroup Corp. Ltd.	865,067	5,236,968
# *	SomnoMed Ltd.	25,160	49,114
	Southern Cross Electrical Engineering Ltd.	250,621	124,517
	Southern Cross Media Group Ltd.	1,561,488	2,740,131
	Spark Infrastructure Group	10,978,157	23,274,771
# * ††	Speedcast International Ltd.	1,497,915	0
*	Spirit Technology Solutions Ltd.	391,679	79,955
#	SRG Global Ltd.	330,321	128,011
#	St Barbara Ltd.	4,977,669	5,473,442
*	Star Entertainment Grp Ltd.	3,941,041	10,951,914
*	Starpharma Holdings Ltd.	106,110	84,213
	Steadfast Group Ltd.	3,596,653	12,654,068

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Strike Energy Ltd.	3,623,606	$465,726
	Sunland Group Ltd.	1,168,149	2,365,388
# *	Sunrise Energy Metals Ltd.	8,693	12,440
*	Sunstone Metals Ltd.	1,366,035	69,074
	Super Retail Group Ltd.	1,085,264	10,646,830
*	Superloop Ltd.	1,763,737	1,715,468
*	Syrah Resources Ltd.	3,222,455	3,071,116
	Tassal Group Ltd.	1,531,815	4,103,350
	Technology One Ltd.	1,674,190	15,547,005
# *	Temple & Webster Group Ltd.	225,148	2,169,205
* ††	Tiger Resources Ltd.	9,447,997	1,421
	Tribune Resources Ltd.	14,725	54,519
# *	Tyro Payments Ltd.	2,006,948	6,130,610
	United Malt Grp Ltd.	1,771,214	5,420,371
*	Uniti Group Ltd.	2,112,317	6,509,992
	VGI Partners Ltd.	7,907	29,526
††	Virgin Australia Holdings Ltd.	7,648,897	0
	Virtus Health Ltd.	589,189	2,468,172
	Vita Group Ltd.	865,126	540,169
Ω	Viva Energy Group Ltd.	3,849,100	6,781,472
# *	Viva Leisure Ltd.	84,215	144,962
# *	Vmoto Ltd.	267,457	83,996
# *	Volpara Health Technologies Ltd.	225,102	203,202
*	VRX Silica Ltd.	1,325,475	199,075
*	Wagners Holding Co. Ltd.	122,838	165,171
*	Walkabout Resources Ltd.	632,601	95,635
# *	Warrego Energy Ltd.	86,865	8,890
*	Webjet Ltd.	2,061,672	9,866,315
*	West African Resources Ltd.	4,328,674	4,205,910
	West African Resources Ltd.	495,169	484,238
	Western Areas Ltd.	2,254,139	5,397,436
	Westgold Resources Ltd.	2,445,087	3,577,865
# *	Whispir Ltd.	121,430	211,291
*	Whitehaven Coal Ltd.	5,382,983	10,652,888
*	Widgie Nickel Ltd.	265,653	45,963
*	Wiluna Mining Corp. Ltd.	48,336	37,372
# *	Zip Co. Ltd.	1,986,170	9,816,301

TOTAL AUSTRALIA			1,109,683,609

CHINA — (0.0%)
*	FIH Mobile Ltd.	611,000	95,045
	TK Group Holdings Ltd.	116,000	43,918

TOTAL CHINA			138,963

HONG KONG — (21.0%)
*	Aceso Life Science Group Ltd.	18,044,400	467,944
	Aeon Credit Service Asia Co. Ltd.	986,000	635,668
	Allied Group Ltd.	12,302,000	4,523,242
	Analogue Holdings Ltd.	532,000	121,781
	APAC Resources Ltd.	3,766,513	628,575
# *	Apollo Future Mobility Group Ltd.	8,436,000	583,791
*	Applied Development Holdings Ltd.	13,430,000	174,946
*	Arts Optical International Holdings Ltd.	322,000	28,650
	Asia Financial Holdings Ltd.	2,118,908	946,128
	Asia Standard Hotel Group Ltd.	3,601,654	92,941
	Asia Standard International Group Ltd.	12,088,917	1,423,635
*	Asiasec Properties Ltd.	1,913,000	400,443
	ASM Pacific Technology Ltd.	1,406,800	15,222,149

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Associated International Hotels Ltd.	952,000	$1,584,926
	Automated Systems Holdings Ltd.	340,400	58,584
	Bank of East Asia Ltd.	2,803,600	4,604,266
††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	231,167
*	Blue River Holdings Ltd.	4,005,194	126,634
Ω	BOC Aviation Ltd.	563,000	4,926,685
	BOCOM International Holdings Co. Ltd.	1,889,000	423,369
#	BOE Varitronix Ltd.	3,807,293	4,271,261
††	Brightoil Petroleum Holdings Ltd.	9,034,000	326,620
	Build King Holdings Ltd.	630,000	80,165
	Cafe de Coral Holdings Ltd.	3,056,000	5,576,532
# *	Cathay Pacific Airways Ltd.	3,131,000	2,888,524
*	Century City International Holdings Ltd.	7,111,460	398,445
#	CGN Mining Co. Ltd.	5,570,000	728,977
	Chen Hsong Holdings.	1,296,000	390,576
	Cheuk Nang Holdings Ltd.	771,714	256,469
	Chevalier International Holdings Ltd.	820,989	1,026,869
*	China Baoli Technologies Holdings Ltd.	114,750	5,598
# *	China Best Group Holding Ltd.	1,274,998	66,521
*	China Display Optoelectronics Technology Holdings Ltd.	6,152,000	473,392
*	China Energy Development Holdings Ltd.	55,346,000	1,209,424
	China Motor Bus Co. Ltd.	75,200	1,015,188
* ††	China Solar Energy Holdings Ltd.	1,669,500	7,242
# *	China Star Entertainment Ltd.	11,170,000	1,521,720
*	China Strategic Holdings Ltd.	80,821,250	509,141
	China Tonghai International Financial Ltd.	1,300,000	33,457
	Chinese Estates Holdings Ltd.	2,943,500	1,418,916
	Chinney Investments Ltd.	1,180,000	249,705
	Chow Sang Sang Holdings International Ltd.	2,417,000	3,433,775
	Chuang’s China Investments Ltd.	8,811,407	434,062
	Chuang’s Consortium International Ltd.	7,519,043	840,790
	CITIC Telecom International Holdings Ltd.	13,126,125	4,650,291
#	CK Life Sciences Int’l Holdings, Inc.	18,634,000	1,743,650
#	CMBC Capital Holdings Ltd.	17,640,000	214,877
	C-Mer Eye Care Holdings Ltd.	1,724,000	1,679,295
	CNQC International Holdings Ltd.	10,000	884
	CNT Group Ltd.	7,979,264	405,342
#	Convenience Retail Asia Ltd.	1,026,000	101,421
# *	Cowell e Holdings, Inc.	407,000	316,487
Ω	Crystal International Group Ltd.	210,500	67,071
	CSI Properties Ltd.	47,866,383	1,360,019
	Dah Sing Banking Group Ltd.	3,764,716	3,601,876
	Dah Sing Financial Holdings Ltd.	1,436,144	4,451,703
	Dickson Concepts International Ltd.	1,591,000	821,463
*	Digital Domain Holdings Ltd.	231,000	19,352
*	Dingyi Group Investment Ltd.	300,000	3,733
	Dynamic Holdings Ltd.	160,000	242,435
	Eagle Nice International Holdings Ltd.	2,166,000	1,280,878
#	EC Healthcare	1,377,097	1,980,767
	EcoGreen International Group Ltd.	1,994,640	433,994
*	Emperor Capital Group Ltd.	30,219,000	445,997
	Emperor Entertainment Hotel Ltd.	4,840,000	576,672
	Emperor International Holdings Ltd.	10,584,753	1,473,093
	Emperor Watch & Jewellery Ltd.	25,160,000	580,809
*	Energy International Investments Holdings Ltd.	1,960,000	17,886
*	ENM Holdings Ltd.	14,752,000	1,154,691
*	Esprit Holdings Ltd.	10,942,825	937,931
*	Eternity Investment Ltd.	820,000	23,160

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	EuroEyes International Eye Clinic Ltd.	210,000	$267,502
#	Fairwood Holdings Ltd.	805,600	1,709,749
	Far East Consortium International Ltd.	12,207,827	4,025,734
	First Pacific Co. Ltd.	15,728,000	6,282,684
*	First Shanghai Investments Ltd.	5,568,000	181,907
# * Ω	FIT Hon Teng Ltd.	1,652,000	331,251
# * Ω	Fosun Tourism Group.	176,600	219,969
	Fountain SET Holdings Ltd.	6,120,000	1,097,290
	Four Seas Mercantile Holdings Ltd.	610,000	226,553
*	Freeman Fintech Corp. Ltd.	13,680,000	29,714
#	FSE Lifestyle Services Ltd.	599,000	512,111
# *	GBA Holdings Ltd.	18,640,000	23,957
	GDH Guangnan Holdings Ltd.	2,083,600	181,911
*	Genting Hong Kong Ltd.	5,824,000	513,907
	Get Nice Financial Group Ltd.	2,438,600	239,143
	Giordano International Ltd.	8,346,000	1,628,418
	Glorious Sun Enterprises Ltd.	3,932,000	414,282
	Gold Financial Holdings Ltd.	9,580,000	0
*	Gold Peak Industries Holdings Ltd.	3,029,642	250,545
	Golden Resources Development International Ltd.	4,082,500	293,541
* ††	Good Resources Holdings Ltd.	6,860,000	14,019
*	Goodbaby International Holdings Ltd.	5,972,000	867,066
*	GR Properties Ltd.	1,726,000	221,530
	Great Eagle Holdings Ltd.	1,089,446	2,997,493
*	Greentech Technology International Ltd.	11,720,000	143,657
*	G-Resources Group Ltd.	2,817,810	1,067,197
	Guoco Group Ltd.	2,000	23,371
	Guotai Junan International Holdings Ltd.	30,684,797	4,451,471
	Haitong International Securities Group Ltd.	20,434,400	4,697,146
	Hang Lung Group Ltd.	2,670,000	6,251,940
	Hanison Construction Holdings Ltd.	2,713,649	465,876
*	Hans Energy Co. Ltd.	2,208,000	109,774
#	Harbour Centre Development Ltd.	935,500	838,633
*	HK Asia Holdings Ltd.	226,000	121,992
	HKBN Ltd.	3,809,500	4,564,248
	HKR International Ltd.	7,078,969	2,824,590
	Hon Kwok Land Investment Co. Ltd.	388,800	154,965
*	Hong Kong ChaoShang Group Ltd.	1,440,000	165,139
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	713,720
	Hong Kong Technology Venture Co. Ltd.	1,973,000	2,969,489
*	Hongkong & Shanghai Hotels Ltd.	3,625,989	3,298,049
	Hongkong Chinese Ltd.	5,038,000	389,576
Ω	Honma Golf Ltd.	1,060,000	473,343
††	Hsin Chong Group Holdings Ltd.	10,243,403	86,366
*	Huafa Property Services Group Co. Ltd.	6,380,000	148,309
	Huasheng International Holding Ltd.	11,350,000	1,846,952
	Hung Hing Printing Group Ltd.	2,940,000	480,639
# *	Huobi Technology Holdings Ltd.	296,000	377,321
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,112,000	1,933,943
Ω	Hygeia Healthcare Holdings Co. Ltd.	235,000	2,063,005
*	Hypebeast Ltd.	2,635,000	388,008
	Hysan Development Co. Ltd.	2,302,000	7,991,549
# *	I-CABLE Communications Ltd.	4,080,000	35,658
	IGG, Inc.	8,547,000	7,946,770
*	Imagi International Holdings Ltd.	2,516,984	232,263
Ω	Impro Precision Industries Ltd.	340,000	104,127
	International Housewares Retail Co. Ltd.	2,042,000	708,850
*	IPE Group Ltd.	3,345,000	407,386
*	IRC Ltd.	35,846,266	1,144,279

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	ITC Properties Group Ltd.	5,873,292	$783,924
	Jacobson Pharma Corp. Ltd.	3,616,000	270,991
	Johnson Electric Holdings Ltd.	2,868,054	6,348,320
	K Wah International Holdings Ltd.	1,588,000	635,222
*	Kader Holdings Co. Ltd.	378,000	21,162
*	Kam Hing International Holdings Ltd.	144,000	7,507
	Karrie International Holdings Ltd.	2,932,000	595,166
# *	Keck Seng Investments Hong Kong Ltd.	912,600	426,977
#	Kerry Logistics Network Ltd.	4,063,500	9,853,152
	Kerry Properties Ltd.	2,021,000	5,712,759
	Kingmaker Footwear Holdings Ltd.	1,878,955	210,166
#	Kowloon Development Co. Ltd.	3,057,000	3,619,142
*	KuangChi Science Ltd.	3,714,000	109,654
*	Kwoon Chung Bus Holdings Ltd.	44,000	12,303
*	Lai Sun Development Co. Ltd.	2,615,694	1,372,977
*	Lai Sun Garment International Ltd.	998,295	507,466
	Lam Soon Hong Kong Ltd.	325,310	649,896
*	Landing International Development Ltd.	6,932,800	213,543
	Landsea Green Properties Co. Ltd.	3,016,000	189,960
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	447,257
*	Lifestyle International Holdings Ltd.	3,577,000	1,871,916
	Lippo China Resources Ltd.	17,982,000	293,344
	Lippo Ltd.	1,161,700	408,457
	Liu Chong Hing Investment Ltd.	1,531,200	1,574,343
	L’Occitane International SA	2,278,500	8,149,516
	Luk Fook Holdings International Ltd.	3,577,000	9,748,695
	Lung Kee Bermuda Holdings	1,491,875	697,604
*	Magnificent Hotel Investment Ltd.	13,170,000	195,547
	Man Wah Holdings Ltd.	839,600	1,299,400
*	Mason Group Holdings Ltd.	111,713,399	345,155
	Master Glory Group Ltd.	972,981	6,103
	Matrix Holdings Ltd.	1,067,414	357,386
#	MECOM Power & Construction Ltd.	5,288,000	2,445,919
*	Meilleure Health International Industry Group Ltd.	2,262,000	130,171
	Melbourne Enterprises Ltd.	39,500	741,574
*	Melco International Development Ltd.	2,503,000	3,250,914
*	Midland Holdings Ltd.	2,901,987	419,917
	Ming Fai International Holdings Ltd.	1,728,000	110,222
#	Miramar Hotel & Investment	1,144,000	1,920,396
	Modern Dental Group Ltd.	2,354,000	1,996,669
*	Mongolian Mining Corp.	390,000	105,374
	NagaCorp Ltd.	3,872,000	3,553,859
#	Nameson Holdings Ltd.	7,744,000	534,562
	Nanyang Holdings Ltd.	133,500	672,210
	National Electronics Hldgs	2,668,600	367,946
* ††	National United Resources Holdings Ltd.	18,280,000	62,496
*	Neo-Neon Holdings Ltd.	2,315,500	142,571
# *	NewOcean Energy Holdings Ltd.	7,246,000	247,374
#	Nissin Foods Co. Ltd.	1,191,000	886,477
#	NWS Holdings Ltd.	6,214,000	6,170,724
	Oriental Watch Holdings	2,809,611	1,493,815
*	Oshidori International Holdings Ltd.	20,024,400	1,434,749
††	Pacific Andes International Holdings Ltd.	19,435,067	68,443
	Pacific Basin Shipping Ltd.	32,170,000	14,846,663
*	Pacific Century Premium Developments Ltd.	457,240	37,544
	Pacific Textiles Holdings Ltd.	7,715,000	3,852,957
	Pak Fah Yeow International Ltd.	5,000	1,077
*	Paliburg Holdings Ltd.	3,180,830	828,173
# *	Paradise Entertainment Ltd.	3,672,000	415,444

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	PC Partner Group Ltd.	1,752,000	$2,218,334
	PCCW Ltd.	13,174,545	6,782,641
# ††	Peace Mark Holdings Ltd.	2,479,870	0
*	Pegasus International Holdings Ltd.	36,000	3,681
	Pentamaster International Ltd.	1,550,000	222,866
#	Perfect Medical Health Management Ltd.	3,063,000	2,322,802
	Pico Far East Holdings Ltd.	5,142,000	851,297
	Playmates Holdings Ltd.	7,082,000	739,155
	Plover Bay Technologies Ltd.	2,160,000	784,361
	Pokfulam Development Co. Ltd.	62,000	91,677
*	PT International Development Co. Ltd.	8,347,150	364,951
	Public Financial Holdings Ltd.	2,848,000	896,309
††	PYXIS Group Ltd.	1,936,000	0
* Ω	Razer, Inc.	11,925,000	2,864,385
*	Regal Hotels International Holdings Ltd.	2,953,800	1,207,647
Ω	Regina Miracle International Holdings Ltd.	1,983,000	942,234
*	Renco Holdings Group Ltd.	103,000	1,621
# *	Sa Sa International Holdings Ltd.	5,060,960	1,105,812
	Safety Godown Co. Ltd.	1,200,000	540,552
* Ω	Samsonite International SA	2,004,900	4,312,560
	SAS Dragon Holdings Ltd.	2,182,000	1,284,082
	SEA Holdings Ltd.	1,657,523	1,189,590
*	Shangri-La Asia Ltd.	3,320,000	2,700,617
#	Shenwan Hongyuan HK Ltd.	3,511,250	442,088
*	Shun Ho Property Investments Ltd.	1,254,757	201,695
*	Shun Tak Holdings Ltd.	11,609,419	3,173,677
*	Sincere Watch Hong Kong Ltd.	1,400,000	9,066
	Sing Tao News Corp. Ltd.	1,974,000	162,745
#	Singamas Container Holdings Ltd.	8,118,000	955,964
# *	SJM Holdings Ltd.	5,597,000	4,162,598
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,168,509
	Solomon Systech International Ltd.	10,960,000	1,065,676
	Soundwill Holdings Ltd.	600,500	598,850
*	South China Holdings Co. Ltd.	17,774,502	201,540
	Stella International Holdings Ltd.	2,697,500	3,222,825
# *	Summit Ascent Holdings Ltd.	7,364,000	468,945
	Sun Hung Kai & Co. Ltd.	5,183,429	2,692,847
	SUNeVision Holdings Ltd.	2,552,000	2,343,097
	TAI Cheung Holdings Ltd.	2,329,000	1,460,587
	Tai Sang Land Development Ltd.	798,910	420,484
#	Tan Chong International Ltd.	1,176,000	305,595
#	Tao Heung Holdings Ltd.	1,396,000	157,605
*	Television Broadcasts Ltd.	1,972,400	1,533,764
*	Termbray Industries International Holdings Ltd.	1,310,900	41,150
	Texhong Textile Group Ltd.	126,500	188,756
	Texwinca Holdings Ltd.	4,008,000	820,770
# *	Theme International Holdings Ltd.	11,240,000	1,373,391
	Tian Teck Land Ltd.	1,024,000	670,348
*	Town Health International Medical Group Ltd.	3,656,115	258,920
	Tradelink Electronic Commerce Ltd.	6,126,000	880,941
	Transport International Holdings Ltd.	1,576,602	2,667,619
*	Trendzon Holdings Group Ltd.	3,336,000	415,906
	United Laboratories International Holdings Ltd.	6,644,000	4,220,394
*	Universal Technologies Holdings Ltd.	1,730,000	44,715
††	Untrade Convoy	32,922,000	132,441
††	Untrade CW Group Holdings	1,361,500	7,577
††	Untrade Mh Development NPV	3,238,000	90,517
††	Untrade.Burwill	37,300,960	63,762
* ††	Up Energy Development Group Ltd.	3,929,000	12,221

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Value Convergence Holdings Ltd.	2,428,000	$128,755
#	Value Partners Group Ltd.	5,740,000	2,938,390
	Vanke Overseas Investment Holding Co. Ltd.	16,000	4,981
	Vedan International Holdings Ltd.	3,576,000	362,848
#	Vitasoy International Holdings Ltd.	2,731,000	6,582,983
*	Vobile Group Ltd.	3,598,000	3,165,704
# Ω	VPower Group International Holdings Ltd.	4,895,397	956,760
	VSTECS Holdings Ltd.	6,261,600	5,909,042
	VTech Holdings Ltd.	1,345,100	10,357,891
	Wai Kee Holdings Ltd.	6,658,738	3,199,986
	Wang On Group Ltd.	41,740,000	391,333
*	Wealthking Investments Ltd.	7,296,000	680,292
	Wing On Co. International Ltd.	759,000	1,744,764
#	Wing Tai Properties Ltd.	2,187,331	1,181,787
	YGM Trading Ltd.	44,000	10,299
*	YT Realty Group Ltd.	1,968,124	441,126
	YTO Express Holdings Ltd.	716,000	307,652
*	Yue Yuen Industrial Holdings Ltd.	2,428,000	5,153,942
# *	Yunfeng Financial Group Ltd.	612,000	163,223
#	Zensun Enterprises Ltd.	816,000	463,737
*	Zhaobangji Properties Holdings Ltd.	856,000	53,360

TOTAL HONG KONG			391,041,411

NEW ZEALAND — (6.5%)
*	AFT Pharmaceuticals Ltd.	22,057	64,761
*	Air New Zealand Ltd.	421,967	505,363
	Arvida Group Ltd.	944,332	1,350,442
	Briscoe Group Ltd.	29,096	144,349
	Chorus Ltd.	2,826,320	12,906,707
	Colonial Motor Co. Ltd.	144,588	1,096,749
#	Comvita Ltd.	50,282	133,917
	Delegat Group Ltd.	6,400	67,000
# *	Eroad Ltd.	24,092	91,587
#	Freightways Ltd.	976,177	9,063,774
	Genesis Energy Ltd.	939,415	2,194,961
# *	Gentrack Group Ltd.	71,302	98,623
	Hallenstein Glasson Holdings Ltd.	319,156	1,602,096
	Heartland Group Holdings Ltd.	2,110,558	3,552,308
	Infratil Ltd.	3,435,660	20,385,406
#	Investore Property Ltd.	567,273	765,388
	Kathmandu Holdings Ltd.	2,509,713	2,858,706
	Mainfreight Ltd.	156,515	10,085,924
*	Millennium & Copthorne Hotels New Zealand Ltd.	366,312	610,655
	Napier Port Holdings Ltd.	46,155	101,233
# *	NEW Zealand King Salmon Investments Ltd.	63,420	65,028
# *	New Zealand Refining Co. Ltd.	931,091	565,900
	NZME Ltd.	945,851	792,045
#	NZX Ltd.	1,462,869	1,815,794
	Oceania Healthcare Ltd.	1,212,994	1,215,710
# *	Pacific Edge Ltd.	1,268,695	1,337,128
	PGG Wrightson Ltd.	120,785	390,175
*	Plexure Group Ltd.	27,580	11,052
# *	Pushpay Holdings Ltd.	2,728,665	3,720,801
*	Rakon Ltd.	121,779	133,627
*	Restaurant Brands New Zealand Ltd.	165,154	1,843,578
††	Richina Pacific Ltd.	274,180	0
# *	Sanford Ltd.	373,306	1,351,964
#	Scales Corp. Ltd.	436,710	1,677,458
	Scott Technology Ltd.	47,901	113,934

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Serko Ltd.	112,431	$630,094
	Skellerup Holdings Ltd.	788,235	3,519,333
*	SKY Network Television Ltd.	313,454	426,139
	SKYCITY Entertainment Group Ltd.	4,937,567	11,322,406
	Steel & Tube Holdings Ltd.	575,667	491,534
	Summerset Group Holdings Ltd.	985,298	10,250,669
# *	Synlait Milk Ltd.	449,820	1,160,836
# *	Tourism Holdings Ltd.	705,776	1,389,954
	TOWER Ltd.	2,257,219	1,027,282
#	Trustpower Ltd.	237,979	1,267,444
	Turners Automotive Group Ltd.	109,772	342,868
# *	Vista Group International Ltd.	465,639	844,580
	Warehouse Group Ltd.	360,516	1,041,649
	Z Energy Ltd.	1,685,119	4,349,071

TOTAL NEW ZEALAND			120,778,002

SINGAPORE — (10.5%)
* ††	Abterra Ltd.	230,320	1,247
	Accordia Golf Trust	5,267,200	0
	AEM Holdings Ltd.	798,900	2,488,093
# *	Amara Holdings Ltd.	974,800	271,884
	Ascendas India Trust	5,500,000	5,682,306
#	Avarga Ltd.	2,626,500	573,752
# *	Banyan Tree Holdings Ltd.	783,400	197,733
# * ††	Best World International Ltd.	2,911,550	545,821
#	Bonvests Holdings Ltd.	950,000	662,645
	Boustead Singapore Ltd.	2,200,482	1,666,105
#	Bukit Sembawang Estates Ltd.	1,207,603	4,687,060
	Bund Center Investment Ltd.	659,825	251,226
# *	Centurion Corp. Ltd.	1,405,100	344,044
#	China Aviation Oil Singapore Corp. Ltd.	2,623,199	1,947,194
	China Sunsine Chemical Holdings Ltd.	3,754,300	1,419,217
#	Chip Eng Seng Corp. Ltd.	3,787,600	1,205,226
#	Chuan Hup Holdings Ltd.	3,937,600	744,973
	Civmec Ltd.	162,700	85,560
	ComfortDelGro Corp. Ltd.	7,004,400	8,118,014
# *	COSCO Shipping International Singapore Co. Ltd.	6,883,000	1,404,224
# *	Creative Technology Ltd.	321,100	505,736
#	CSE Global Ltd.	2,544,600	971,722
#	Dasin Retail Trust	296,700	101,200
#	Del Monte Pacific Ltd.	2,230,164	643,430
#	Delfi Ltd.	979,700	558,874
††	DMX Technologies Group Ltd.	2,096,000	0
# * ††	Ezion Holdings Ltd.	9,845,878	59,141
# * ††	Ezra Holdings Ltd.	8,161,986	12,468
#	Far East Orchard Ltd.	1,230,903	1,015,410
#	First Resources Ltd.	5,495,400	7,249,425
#	First Sponsor Group Ltd.	484,728	484,951
#	Food Empire Holdings Ltd.	1,450,100	882,021
	Fraser & Neave Ltd.	301,200	323,893
	Frencken Group Ltd.	1,854,400	3,147,646
#	Fu Yu Corp. Ltd.	3,744,900	804,963
*	Gallant Venture Ltd.	5,386,600	515,048
#	Geo Energy Resources Ltd.	3,758,000	950,569
#	GK Goh Holdings Ltd.	1,462,565	1,225,122
#	Golden Agri-Resources Ltd.	37,540,100	7,362,536
*	Golden Energy & Resources Ltd.	763,800	201,161
*	GP Industries Ltd.	447,609	195,830
#	GuocoLand Ltd.	1,910,914	2,410,022

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# *	Halcyon Agri Corp. Ltd.	1,635,533	$321,260
	Hanwell Holdings Ltd.	1,562,419	475,263
	Haw Par Corp. Ltd.	385,000	3,597,935
#	Hiap Hoe Ltd.	498,000	243,610
	Ho Bee Land Ltd.	1,633,500	3,412,989
#	Hong Fok Corp. Ltd.	3,457,994	2,023,620
††	Hong Fok Land Ltd.	1,210,000	0
#	Hong Leong Asia Ltd.	1,850,900	1,156,422
#	Hong Leong Finance Ltd.	1,002,000	1,790,242
	Hotel Grand Central Ltd.	1,632,854	1,272,691
#	Hour Glass Ltd.	1,806,732	2,620,806
	HRnetgroup Ltd.	130,100	78,729
	Hutchison Port Holdings Trust	24,983,000	5,381,588
	Hwa Hong Corp. Ltd.	2,123,500	537,125
# * ††	Hyflux Ltd.	3,707,700	228,208
#	iFAST Corp. Ltd.	854,900	5,498,498
*	Indofood Agri Resources Ltd.	3,097,300	758,406
#	InnoTek Ltd.	336,600	191,884
#	ISDN Holdings Ltd.	378,544	174,025
#	Japfa Ltd.	3,020,210	1,539,373
# ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
# ††	k1 Ventures Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,128,646	7,523,026
	Koufu Group Ltd.	193,700	94,067
	KSH Holdings Ltd.	1,278,300	341,239
#	Low Keng Huat Singapore Ltd.	949,800	337,956
	Lum Chang Holdings Ltd.	1	0
*	Mandarin Oriental International Ltd.	1,481,300	3,442,162
#	Metro Holdings Ltd.	3,045,192	1,728,070
	Mewah International, Inc.	89,000	26,148
#	Micro-Mechanics Holdings Ltd.	98,700	242,223
# * ††	Midas Holdings Ltd.	8,576,553	228,963
# *	mm2 Asia Ltd.	7,042,000	309,091
	NetLink NBN Trust	2,903,200	2,195,058
#	NSL Ltd.	409,900	246,722
# *	Oceanus Group Ltd.	8,888,300	264,276
#	OUE Ltd.	2,165,100	2,217,865
#	Oxley Holdings Ltd.	7,895,363	1,171,154
	Pacific Century Regional Developments Ltd.	179,000	49,793
	Pan-United Corp. Ltd.	2,435,750	550,931
#	Propnex Ltd.	326,000	462,093
#	Q&M Dental Group Singapore Ltd.	1,886,160	791,506
#	QAF Ltd.	1,625,480	1,056,570
*	Raffles Education Corp. Ltd.	3,525,323	202,469
	Raffles Medical Group Ltd.	7,677,232	7,808,858
#	Riverstone Holdings Ltd.	2,738,600	1,748,740
*	Roxy-Pacific Holdings Ltd.	505,740	176,851
#	SBS Transit Ltd.	839,000	1,874,300
	Sembcorp Industries Ltd.	6,027,400	8,995,759
# *	Sembcorp Marine Ltd.	102,331,679	5,998,526
	Sheng Siong Group Ltd.	4,752,300	5,011,321
*	SHS Holdings Ltd.	2,175,300	249,980
# *	SIA Engineering Co. Ltd.	1,802,600	2,902,951
#	SIIC Environment Holdings Ltd.	5,890,920	986,743
#	Sinarmas Land Ltd.	7,118,700	1,429,996
	Sing Holdings Ltd.	1,579,500	444,580
	Sing Investments & Finance Ltd.	350,675	383,926
	Singapore Land Group Ltd.	101,169	202,771
	Singapore Post Ltd.	11,581,800	5,630,069

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Press Holdings Ltd.	7,439,300	$10,978,277
	Singapore Shipping Corp. Ltd.	1,640,700	335,346
#	Stamford Land Corp. Ltd.	3,272,400	1,225,339
#	StarHub Ltd.	5,788,500	5,325,579
	Straco Corp. Ltd.	130,000	48,498
	Straits Trading Co. Ltd.	277,300	748,184
# * ††	Swiber Holdings Ltd.	2,895,250	43,799
*	Thomson Medical Group Ltd.	178,300	11,246
	Tiong Woon Corp. Holding Ltd.	26,600	9,481
#	Tuan Sing Holdings Ltd.	4,871,775	1,776,903
#	UMS Holdings Ltd.	3,016,468	2,965,469
	United Overseas Insurance Ltd.	181,850	938,986
	UOB-Kay Hian Holdings Ltd.	2,435,762	2,855,423
#	Valuetronics Holdings Ltd.	2,911,150	1,252,749
#	Vicom Ltd.	557,500	851,727
#	Wee Hur Holdings Ltd.	2,891,900	420,903
	Wing Tai Holdings Ltd.	4,019,667	5,784,442
#	Yeo Hiap Seng Ltd.	228,759	146,075

TOTAL SINGAPORE			196,265,345

UNITED STATES — (0.1%)
	Clean Seas Seafood Ltd.	16,006	7,525
* Ω	Frontage Holdings Corp.	2,032,000	1,182,156

TOTAL UNITED STATES			1,189,681

TOTAL COMMON STOCKS			1,819,097,011

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	51,120	68,066

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	5,306	0
*	Orbital Corp. Ltd. Rights 11/05/2021	2,771	138

TOTAL AUSTRALIA			138

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	753,303	7,842

NEW ZEALAND — (0.0%)
*	Arvida Group Ltd. Rights 11/08/21	143,733	15,450

SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group Ltd. Warrants 03/21/29	74,981	16,264

TOTAL SINGAPORE			16,264

TOTAL RIGHTS/WARRANTS			39,694

TOTAL INVESTMENT SECURITIES (Cost $1,603,374,310)			1,819,204,771

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	3,509,676	$40,606,949

TOTAL INVESTMENTS — (100.0%) (Cost $1,643,976,673)			$1,859,811,720

SA Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,676	$1,109,648,166	$22,767	$1,109,683,609
China	—	138,963	—	138,963
Hong Kong	—	390,169,707	871,704	391,041,411
New Zealand	—	120,778,002	—	120,778,002
Singapore	—	195,145,698	1,119,647	196,265,345
United States	—	1,189,681	—	1,189,681
Preferred Stocks
Australia	—	68,066	—	68,066
Rights/Warrants
Australia	—	138	—	138
Hong Kong	—	7,842	—	7,842
New Zealand	—	15,450	—	15,450
Singapore	—	16,264	—	16,264
Securities Lending Collateral	—	40,606,949	—	40,606,949

TOTAL	$12,676	$1,857,784,926	$2,014,118^	$1,859,811,720

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.8%)
	4imprint Group PLC	160,938	$6,296,877
	Airtel Africa PLC	830,930	1,245,743
*	Ascential PLC	1,145,626	6,326,013
	Bloomsbury Publishing PLC	295,950	1,461,893
	Centaur Media PLC	254,249	191,351
# *	Cineworld Group PLC	3,048,461	2,552,856
	Daily Mail & General Trust PLC, Class A	1,003,074	14,237,131
	Euromoney Institutional Investor PLC	713,021	10,198,518
*	Frontier Developments PLC	43,663	1,471,126
	Future PLC	149,013	7,188,883
	Gamma Communications PLC	143,616	3,550,575
*	Helios Towers PLC	926,658	1,958,811
# *	Hyve Group PLC	1,505,164	2,239,423
	Next Fifteen Communications Group PLC	59,689	1,005,901
	Reach PLC	2,516,899	10,915,457
	STV Group PLC	4,918	23,231
*	Tremor International Ltd.	116,315	1,082,701
*	Tremor International Ltd., ADR	2,906	55,069

TOTAL COMMUNICATION SERVICES			72,001,559

CONSUMER DISCRETIONARY — (19.8%)
	888 Holdings PLC	2,222,037	11,635,677
*	AO World PLC	272,456	546,311
*	ASOS PLC	4,675	158,720
*	Aston Martin Lagonda Global Holdings PLC	117,010	2,731,264
	Bellway PLC	417,887	18,961,147
*	Boohoo Group PLC	488,696	1,215,514
*	Card Factory PLC	877,458	567,562
	Coats Group PLC	2,622,958	2,314,725
*	Countryside Properties PLC	2,922,469	18,812,341
	Crest Nicholson Holdings PLC	1,805,488	8,812,217
	Currys PLC	5,059,710	8,413,051
# *	DFS Furniture PLC	1,210,341	4,518,163
# *	Dignity PLC	211,780	2,052,178
	Domino’s Pizza Group PLC	3,262,553	17,283,266
	Dunelm Group PLC	675,505	11,843,897
*	Frasers Group PLC	1,628,144	14,351,413
*	Fuller Smith & Turner PLC, Class A	146,090	1,357,253
	Games Workshop Group PLC	157,764	20,837,762
	Greggs PLC	636,335	26,596,851
*	Gym Group PLC	896,017	3,167,451
	Halfords Group PLC	1,283,527	4,677,396
	Headlam Group PLC	491,873	3,059,781
	Henry Boot PLC	533,746	2,048,515
*	Hollywood Bowl Group PLC	254,974	829,646
*	Hostelworld Group PLC	163,985	161,654
	Inchcape PLC	2,550,326	28,784,465
*	J D Wetherspoon PLC	525,236	7,371,714
*	Joules Group PLC	3,586	9,826
*	Lookers PLC	1,331,856	1,163,687
*	Marks & Spencer Group PLC	7,572,745	19,035,955
*	Marston’s PLC	4,823,710	5,242,271
*	Mitchells & Butlers PLC	2,125,468	7,371,854
	MJ Gleeson PLC	240,572	2,513,130
	Moneysupermarket.com Group PLC	3,347,796	9,719,462

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Motorpoint group PLC	51,520	$252,614
# *	N Brown Group PLC	948,958	562,444
*	On the Beach Group PLC	785,744	3,206,875
*	Pendragon PLC	3,945,379	992,462
	Pets at Home Group PLC	3,262,961	21,532,073
*	Photo-Me International PLC	1,417,580	1,281,415
*	Playtech PLC	1,947,421	18,527,516
*	PPHE Hotel Group Ltd.	14,433	275,323
*	Rank Group PLC	1,021,186	2,294,918
	Redrow PLC	1,602,850	14,112,668
*	Restaurant Group PLC	1,104,930	1,332,698
	Smiths News PLC	23,379	12,165
*	Sportech PLC	170,201	88,318
*	SSP Group PLC	3,521,147	12,405,283
*	Studio Retail Group PLC	220,669	779,857
*	Superdry PLC	426,248	1,688,560
*	Ted Baker PLC	283,991	524,315
	TI Fluid Systems PLC, Class B	191,328	693,240
*	Topps Tiles PLC	785,944	674,828
*	Vertu Motors PLC	866,751	727,473
	Vistry Group PLC	898,922	15,053,083
	Vitec Group PLC	211,417	4,154,319
	Vivo Energy PLC	448,203	648,283
*	Watches of Switzerland Group PLC	82,051	1,274,061
*	WH Smith PLC	25,517	546,227
	Wickes Group PLC	1,628,880	4,793,484
*	Young & Co’s Brewery PLC, Class A	2,075	42,181

TOTAL CONSUMER DISCRETIONARY			376,642,802

CONSUMER STAPLES — (6.7%)
	AG Barr PLC	730,610	4,954,936
	Anglo-Eastern Plantations PLC	122,466	1,274,595
	Bakkavor Group PLC	110,157	189,903
	Britvic PLC	1,748,990	21,232,260
*	C&C Group PLC	1,257,529	4,450,663
	Carr’s Group PLC	349,511	700,823
	Cranswick PLC	374,680	17,707,906
	Devro PLC	1,278,497	3,770,252
	Fevertree Drinks PLC	655,368	20,392,946
*	Greencore Group PLC	4,134,804	7,310,856
	Hilton Food Group PLC	295,693	4,729,245
*	McBride PLC	895,746	856,435
*	Naked Wines PLC	26,543	270,029
	Nichols PLC	2,884	46,211
	Premier Foods PLC	4,717,225	7,080,253
	PZ Cussons PLC	1,740,700	5,113,939
	Stock Spirits Group PLC	1,171,974	6,006,453
	Tate & Lyle PLC	2,419,131	21,435,384

TOTAL CONSUMER STAPLES			127,523,089

ENERGY — (2.3%)
††	Afren PLC	5,446,344	0
	Cairn Energy PLC	3,963,896	9,896,315
	Diversified Energy Co. PLC	1,900,047	3,001,526
# *	Energean PLC	138,219	1,698,430
*	EnQuest PLC	11,912,092	3,917,508
	Genel Energy PLC	814,940	1,681,810
	Gulf Keystone Petroleum Ltd.	1,529,511	4,154,608

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Harbour Energy PLC	333,426	$1,595,891
	Hunting PLC	828,220	1,916,786
*	John Wood Group PLC	3,684,499	10,744,148
*	Lamprell PLC	1,293,820	727,110
*	Pantheon Resources PLC	48,702	51,723
# *	Petrofac Ltd.	1,346,240	2,384,350
	Petrofac Ltd.	336,560	66,787
*	Pharos Energy PLC	1,027,575	281,445
	Serica Energy PLC	388,471	1,094,561
*	Tullow Oil PLC	1,789,524	1,123,802

TOTAL ENERGY			44,336,800

FINANCIALS — (16.6%)
	AJ Bell PLC	419,539	2,351,555
# *	Allied Minds PLC	211,640	66,532
	Ashmore Group PLC	2,404,758	11,110,795
	Bank of Georgia Group PLC	274,167	5,689,609
*	Beazley PLC	3,279,338	17,442,492
	Brewin Dolphin Holdings PLC	2,220,611	11,444,811
	Brooks Macdonald Group PLC	628	23,988
	Burford Capital Ltd.	809,269	8,299,070
	Charles Stanley Group PLC	124,654	875,462
	Chesnara PLC	863,650	3,407,525
	Close Brothers Group PLC	970,236	19,112,250
	CMC Markets PLC	874,248	3,003,720
*	Funding Circle Holdings PLC	104,248	223,718
*	Georgia Capital PLC	33,598	277,740
	Hiscox Ltd.	1,621,850	18,452,426
	IG Group Holdings PLC	2,149,742	23,326,151
	Impax Asset Management Group PLC	89,179	1,338,923
	IntegraFin Holdings PLC	287,416	2,248,281
	International Personal Finance PLC	828,317	1,442,661
	Investec PLC	1,348,593	6,107,733
	IP Group PLC	6,251,874	10,317,577
	JTC PLC	74,078	785,218
	Jupiter Fund Management PLC	3,085,503	10,568,023
*	Just Group PLC	6,985,205	8,739,929
	Lancashire Holdings Ltd.	1,512,763	10,441,311
	Liontrust Asset Management PLC	55,063	1,641,520
	Man Group PLC	9,599,081	30,488,754
	Morses Club PLC	15,836	13,330
	Mortgage Advice Bureau Holdings Ltd.	2,530	46,165
	Ninety One PLC	526,116	1,868,032
	Numis Corp. PLC	300,713	1,383,990
	OSB Group PLC	1,143,372	7,886,988
	Paragon Banking Group PLC	1,977,656	14,825,635
	Plus500 Ltd.	498,479	8,974,138
	Polar Capital Holdings PLC	190,688	2,166,767
*	Provident Financial PLC	1,557,178	7,866,798
	Quilter PLC	10,641,392	22,656,903
	Rathbone Brothers PLC	353,424	9,502,289
	Record PLC	18,948	21,545
	River & Mercantile Group PLC	10,512	40,874
	S&U PLC	26,232	1,040,695
	Sabre Insurance Group PLC	203,569	545,283
*	Saga PLC	652,538	2,776,959
	Sanne Group PLC	52,058	643,594
	TBC Bank Group PLC	37,730	809,393
	TP ICAP Group PLC	4,098,971	8,704,684

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	Virgin Money UK PLC	5,337,722	$14,829,830
††	Waterloo Investment Holdings Ltd.	4,000	0

TOTAL FINANCIALS			315,831,666

HEALTH CARE — (3.2%)
*	4d pharma PLC	42,478	35,632
	Advanced Medical Solutions Group PLC	351,883	1,569,321
	Alliance Pharma PLC	1,864,448	2,621,074
	CareTech Holdings PLC	287,551	2,450,411
*	Circassia Group PLC	202,629	118,884
	Clinigen Group PLC	380,086	3,191,152
*	CVS Group PLC	436,875	14,888,932
	EKF Diagnostics Holdings PLC	79,384	87,516
	EMIS Group PLC	315,073	5,818,136
*	Ergomed PLC	1,967	38,682
	Genus PLC	3,765	285,507
*	Indivior PLC	3,092,847	10,322,460
	Integrated Diagnostics Holdings PLC	1,249,693	1,544,373
*	Mediclinic International PLC	2,461,637	11,262,786
*	Oxford Biomedica PLC	17,722	367,584
*	PureTech Health PLC	182,380	879,201
*	Spire Healthcare Group PLC	1,762,723	5,684,672

TOTAL HEALTH CARE			61,166,323

INDUSTRIALS — (25.6%)
	Air Partner PLC	253,425	300,227
	Avon Protection PLC	171,660	4,561,472
*	Babcock International Group PLC	2,860,533	12,492,492
	Balfour Beatty PLC	3,624,290	12,600,238
	Begbies Traynor Group PLC	44,955	89,044
*	Biffa PLC	1,290,953	7,059,223
	Bodycote PLC	1,252,104	13,714,783
	Braemar Shipping Services PLC	91,109	312,777
	Chemring Group PLC	1,808,892	7,212,773
	Clarkson PLC	183,962	10,081,289
	Clipper Logistics PLC	215,934	2,120,245
*	Costain Group PLC	237,261	173,613
*	De La Rue PLC	468,421	1,074,344
*	Dialight PLC	89,929	426,775
	Diploma PLC	628,300	25,821,321
	DiscoverIE Group PLC	514,881	7,375,215
	Electrocomponents PLC	112,158	1,725,617
# *	Esken Ltd.	1,707,178	315,154
*	Firstgroup PLC	7,284,526	10,015,311
	Galliford Try Holdings PLC	536,479	1,471,505
	Genuit Group PLC	1,416,533	12,853,080
*	Go-Ahead Group PLC	279,310	3,008,184
	Goodwin PLC	383	19,199
	Grafton Group PLC	1,582,491	29,066,399
	Hays PLC	8,705,616	19,729,104
	HomeServe PLC	60,812	710,375
	IMI PLC	1,193,944	26,662,992
††	Industrial & Commercial Holding Group Ltd.	5,000	0
††	Interserve PLC	629,566	0
*	James Fisher & Sons PLC	313,097	1,757,353
	James Halstead PLC	8,111	61,642
# *	JET2 PLC	495,616	8,249,097
*	John Menzies PLC	121,803	496,495

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Johnson Service Group PLC	253,813	$461,910
	Keller Group PLC	422,208	5,316,720
*	Kier Group PLC	1,526,667	2,225,622
	Luceco PLC	262,796	1,365,042
	Mears Group PLC	679,621	1,842,960
*	Meggitt PLC	2,411,365	24,757,023
*	Mitie Group PLC	6,973,938	6,266,695
	Morgan Advanced Materials PLC	1,832,073	8,661,037
	Morgan Sindall Group PLC	237,612	7,361,554
*	National Express Group PLC	2,976,053	9,312,798
	Norcros PLC	134,719	613,112
	Pagegroup PLC	2,014,945	18,283,115
	Porvair PLC	18,060	170,214
	QinetiQ Group PLC	3,474,939	12,822,325
	Redde Northgate PLC	1,420,168	7,725,785
	Renew Holdings PLC	30,191	314,888
*	Renewi PLC	522,602	5,052,690
	Ricardo PLC	291,046	1,675,102
	Robert Walters PLC	392,744	4,570,685
	Rotork PLC	5,214,504	25,207,456
	Royal Mail PLC	1,480,542	8,535,058
	RPS Group PLC	940,773	1,624,209
	RWS Holdings PLC	152,605	1,296,145
*	Senior PLC	2,312,337	5,076,980
	Serco Group PLC	1,250,812	2,160,669
	Severfield PLC	1,090,941	1,069,558
*	SIG PLC	4,275,501	3,036,577
	Smart Metering Systems PLC	432,484	4,822,770
	Speedy Hire PLC	3,197,155	2,786,622
*	Stagecoach Group PLC	2,360,397	2,574,580
	SThree PLC	785,105	6,327,274
	TClarke PLC	64,142	141,193
	Travis Perkins PLC	1,046,773	22,129,674
	Trifast PLC	524,611	966,954
	Tyman PLC	956,236	4,882,625
	Ultra Electronics Holdings PLC	566,936	25,121,854
	Vesuvius PLC	1,490,035	9,607,384
	Volex PLC	373,096	2,293,742
	Volution Group PLC	412,484	2,781,835
	Vp PLC	153,784	2,116,425
	Wilmington PLC	334,384	1,097,095
	Wincanton PLC	649,186	3,370,455
	XP Power Ltd.	101,859	7,315,024

TOTAL INDUSTRIALS			486,698,773

INFORMATION TECHNOLOGY — (8.5%)
*	Bytes Technology Group PLC	180,023	1,317,162
*	Capita PLC	10,542,098	6,842,452
*	CentralNic Group PLC	10,116	18,705
	Computacenter PLC	514,578	18,918,353
	dotdigital group PLC	374,141	1,231,259
*	Equiniti Group PLC	2,329,628	5,688,140
*	FD Technologies PLC	21,686	619,243
	FDM Group Holdings PLC	425,842	6,996,917
	GB Group PLC	155,647	1,892,212
	Gooch & Housego PLC	1,817	29,877
	IDOX PLC	140,149	137,425
	iomart Group PLC	236,264	473,229
*	IQE PLC	1,442,158	925,624

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Kainos Group PLC	456,041	$12,357,568
	Keywords Studios PLC	93,471	3,613,806
*	Kin & Carta PLC	586,796	2,144,715
	Learning Technologies Group PLC	570,785	1,530,581
	Micro Focus International PLC	1,180,014	5,782,621
	NCC Group PLC	1,774,748	6,033,524
*	Network International Holdings PLC	175,435	773,828
	Oxford Instruments PLC	370,423	11,654,810
	PayPoint PLC	429,815	4,055,780
	Renishaw PLC	46,839	3,222,939
	RM PLC	358,749	1,021,785
	Softcat PLC	738,845	19,636,602
	Spectris PLC	433,873	22,323,692
	Spirent Communications PLC	4,206,131	16,515,848
	Strix Group PLC	261,603	1,044,111
††	Trellus Health Ltd.	1,632	0
	TT Electronics PLC	1,084,117	3,779,054
*	Xaar PLC	434,356	1,025,013

TOTAL INFORMATION TECHNOLOGY			161,606,875

MATERIALS — (6.5%)
*	Accsys Technologies PLC	9,505	19,986
	Anglo Pacific Group PLC	1,161,218	2,056,646
	Breedon Group PLC	896,636	1,203,060
*	Carclo PLC	32,211	19,710
	Castings PLC	172,368	848,867
	Centamin PLC	7,789,836	9,952,451
	Central Asia Metals PLC	618,945	2,074,614
*	Elementis PLC	3,362,679	6,410,614
	Essentra PLC	1,682,633	6,701,589
	Ferrexpo PLC	2,074,224	8,848,420
	Forterra PLC	1,580,936	5,604,586
	Gem Diamonds Ltd.	413,552	305,639
	Hill & Smith Holdings PLC	545,011	13,677,859
	Hochschild Mining PLC	1,781,849	3,473,628
	Ibstock PLC	2,898,727	7,916,948
	Marshalls PLC	1,408,571	13,643,131
	Pan African Resources PLC	1,363,786	322,878
*	Petra Diamonds Ltd.	876,587	18,622
# *	Petropavlovsk PLC	3,173,564	1,028,292
	RHI Magnesita NV	127,640	5,865,751
*	SolGold PLC	438,575	166,255
	Synthomer PLC	2,263,160	15,684,931
	Treatt PLC	15,933	241,274
	Victrex PLC	576,646	18,032,016
	Zotefoams PLC	103,100	509,349

TOTAL MATERIALS			124,627,116

REAL ESTATE — (3.7%)
	CLS Holdings PLC	750,570	2,296,558
	Foxtons Group PLC	1,224,286	788,419
	Grainger PLC	4,411,972	18,556,053
	Helical PLC	816,328	5,145,290
*	IWG PLC	3,858,261	16,364,344
	LSL Property Services PLC	438,441	2,644,597
# *	Purplebricks Group PLC	106,323	76,660
*	Raven Property Group Ltd.	844,687	408,107
	Savills PLC	986,247	19,181,608

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	REAL ESTATE — (Continued)
	Sirius Real Estate Ltd.	770,765	$1,423,759
*	U & I Group PLC	854,268	1,006,046
	Watkin Jones PLC	671,622	2,215,660

	TOTAL REAL ESTATE		70,107,101

	UTILITIES — (2.5%)
*	Centrica PLC	19,338,945	15,964,039
	ContourGlobal PLC	130,811	356,046
	Drax Group PLC	2,521,289	18,336,886
	Pennon Group PLC	345,445	5,510,038
	Telecom Plus PLC	420,402	7,179,600

	TOTAL UTILITIES		47,346,609

	TOTAL COMMON STOCKS Cost ($1,462,298,964)		1,887,888,713

			Value†
	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	1,351,028	15,631,396

	TOTAL INVESTMENTS — (100.0%) (Cost $ 1,477,926,404)		$1,903,520,109

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,069	$71,946,490	—	$72,001,559
Consumer Discretionary	—	376,642,802	—	376,642,802
Consumer Staples	—	127,523,089	—	127,523,089
Energy	—	44,336,800	—	44,336,800
Financials	—	315,831,666	—	315,831,666
Health Care	—	61,166,323	—	61,166,323
Industrials	—	486,698,773	—	486,698,773
Information Technology	—	161,606,875	—	161,606,875
Materials	—	124,627,116	—	124,627,116
Real Estate	—	70,107,101	—	70,107,101
Utilities	—	47,346,609	—	47,346,609
Securities Lending Collateral	—	15,631,396	—	15,631,396

TOTAL	$55,069	$1,903,465,040	—	$1,903,520,109

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,141	$1,754,530
	ANDRITZ AG	473,948	26,919,532
	AT&S Austria Technologie & Systemtechnik AG	196,445	7,537,743
	Atrium European Real Estate Ltd.	1,073,908	4,410,237
Ω	BAWAG Group AG	73,789	4,640,975
# *	DO & Co. AG	47,356	4,289,848
	EVN AG	241,985	6,833,053
*	FACC AG	144,102	1,476,009
*	Flughafen Wien AG	30,811	1,015,449
#	IMMOFINANZ AG	680,830	16,303,227
	Josef Manner & Comp AG	870	109,665
# *	Kapsch TrafficCom AG	29,728	529,550
*	Lenzing AG	87,368	10,535,797
	Mayr Melnhof Karton AG	56,619	11,144,200
	Oberbank AG	25,007	2,630,918
#	Oesterreichische Post AG	244,378	10,317,337
	Palfinger AG	101,341	4,477,773
#	POLYTEC Holding AG	109,361	1,071,259
# *	Porr AG	75,457	1,083,529
	Raiffeisen Bank International AG	95,986	2,804,703
#	Rosenbauer International AG	21,100	1,153,196
	S IMMO AG	346,922	8,230,055
*	Schoeller-Bleckmann Oilfield Equipment AG	66,862	2,727,240
	Semperit AG Holding	71,506	2,413,869
	Strabag SE	106,594	4,576,470
	Telekom Austria AG, Class A	1,136,703	9,821,119
#	UBM Development AG	21,002	1,037,477
	UNIQA Insurance Group AG	1,028,270	9,572,308
	Vienna Insurance Group AG Wiener Versicherung Gruppe	305,769	8,906,972
	voestalpine AG	545,498	20,718,597
	Wienerberger AG	658,781	23,321,225
	Zumtobel Group AG	155,917	1,607,094

TOTAL AUSTRIA			213,970,956

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	177,966	30,604,090
*	AGFA-Gevaert NV	1,301,362	5,658,358
*	Akka Technologies	78,596	4,351,732
#	Atenor	22,537	1,496,062
	Banque Nationale de Belgique	87	172,061
	Barco NV	474,841	10,702,705
	Bekaert SA	264,354	11,579,157
# * Ω	Biocartis Group NV	227,423	1,038,832
*	bpost SA	611,168	5,236,079
# *	Celyad Oncology SA	42,190	185,820
	Cie d’Entreprises CFE	49,898	5,101,449
	Deceuninck NV	468,787	1,999,070
	D’ieteren Group	194,540	33,543,417
	Econocom Group SA/NV	727,792	3,077,093
#	Elia Group SA	132,252	15,428,979
#	Etablissements Franz Colruyt NV	92,593	4,546,119
	Euronav NV	1,306,429	13,902,470
# *	Euronav NV	44,428	468,715
	EVS Broadcast Equipment SA	69,287	1,625,368
#	Exmar NV	145,690	776,104
	Fagron	299,623	5,195,954
*	Galapagos NV	136,356	7,220,129

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	120,699	$7,797,675
*	Greenyard NV	2,890	28,069
#	Immobel SA	23,226	2,047,425
	Ion Beam Applications	132,008	2,600,351
	Jensen-Group NV	20,961	641,982
*	Kinepolis Group NV	97,118	6,117,532
	Lotus Bakeries NV	1,860	12,347,841
# *	MDxHealth	69,016	93,108
	Melexis NV	123,644	14,260,658
# *	Ontex Group NV	398,872	3,761,225
# *	Oxurion NV	128,049	315,449
# *	Picanol	26,368	2,094,891
	Proximus SADP	526,586	9,916,434
	Recticel SA	303,699	5,608,847
	Resilux	5,872	1,220,968
	Roularta Media Group NV	19,318	364,670
	Shurgard Self Storage SA	37,083	2,272,739
	Sipef NV	38,999	2,625,146
	Telenet Group Holding NV	223,832	8,041,389
	TER Beke SA	3,661	507,337
*	Tessenderlo Group SA	206,316	7,529,297
	Van de Velde NV	42,982	1,492,600
	VGP NV	15,225	3,937,683
	Viohalco SA	498,361	2,512,189

TOTAL BELGIUM			262,045,268

CANADA — (0.0%)
*	International Petroleum Corp.	127,085	709,749

DENMARK — (5.3%)
*	ALK-Abello AS	44,401	19,243,505
#	Alm Brand AS	554,009	4,274,094
# *	Asetek AS	19,672	99,348
# *	Bang & Olufsen AS	696,133	3,426,631
	BankNordik P/F	10,800	243,169
*	Bavarian Nordic AS	405,188	19,439,208
# *	Better Collective AS	48,411	1,031,573
# *	Brodrene Hartmann AS	16,148	966,435
	cBrain AS	10,056	544,935
	Chemometec AS	48,332	7,328,911
	Columbus AS	481,785	707,551
	D/S Norden AS	203,905	4,927,604
*	Dfds AS	279,193	14,469,884
*	Djurslands Bank AS	6,232	337,063
# *	Drilling Co. of 1972 AS	95,675	3,429,503
	FLSmidth & Co. AS	279,851	10,640,010
	Fluegger Group AS	4,198	462,241
	GronlandsBANKEN AS	1,125	107,243
	H Lundbeck AS	209,309	5,829,131
*	H+H International AS, Class B	127,347	5,036,804
*	Harboes Bryggeri AS, Class B	5,094	78,844
	INVISIO AB	555	10,045
# *	ISS AS	646,910	12,908,866
	Jeudan AS	38,980	1,659,057
*	Jyske Bank AS	470,802	22,969,023
	Lan & Spar Bank	4,895	459,855
	Matas AS	280,905	5,496,340
# Ω	Netcompany Group AS	33,847	3,854,244
*	Nilfisk Holding AS	153,943	5,369,366

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	NKT AS	276,029	$13,299,932
# Ω	NNIT AS	71,567	1,345,072
	North Media AS	5,372	100,928
*	NTG Nordic Transport Group AS, Class A	7,331	599,388
*	Parken Sport & Entertainment AS	13,669	182,630
	Per Aarsleff Holding AS	134,747	5,815,945
	Ringkjoebing Landbobank AS	195,777	24,871,398
	Rockwool International AS, Class A	433	173,723
	Royal Unibrew AS	331,556	41,187,654
#	RTX AS	54,444	1,295,803
Ω	Scandinavian Tobacco Group AS, Class A	435,180	9,785,353
	Schouw & Co. AS	97,891	9,521,342
#	SimCorp AS	271,754	32,907,854
	Solar AS, Class B	40,088	4,658,076
	SP Group AS	202	12,513
	Spar Nord Bank AS	606,502	7,816,531
	Sydbank AS	485,955	16,699,895
	TCM Group AS	2,578	62,914
# *	Tivoli AS	9,878	1,325,151
#	Topdanmark AS	428,065	22,717,813
	UIE PLC	10,336	2,774,591
*	Zealand Pharma AS	224,203	7,194,380

TOTAL DENMARK			359,699,369

FINLAND — (5.8%)
	Aktia Bank Oyj	344,733	4,935,376
	Alandsbanken Abp, Class B	23,036	846,317
	Alma Media Oyj	133,889	1,731,085
	Anora Group Oyj	12,029	149,045
	Apetit Oyj	21,105	300,010
	Aspo Oyj	104,670	1,473,413
	Atria Oyj, Class A	98,413	1,269,062
*	BasWare Oyj	54,715	2,032,476
#	Bittium Oyj	204,447	1,231,422
	Cargotec Oyj, Class B	301,749	15,625,904
	Caverion Oyj	645,461	5,099,883
#	Citycon Oyj	477,252	3,923,030
	Digia Oyj	83,685	667,814
Ω	Enento Group Oyj	1,665	70,320
# *	Finnair Oyj	4,817,537	3,680,288
	Fiskars Oyj Abp	209,781	5,156,825
	F-Secure Oyj	669,027	3,775,119
	Glaston Oyj ABP	9,217	13,589
	Harvia Oyj	52,938	3,250,250
	HKScan Oyj, Class A	234,984	535,420
	Huhtamaki Oyj	673,038	29,346,505
	Ilkka-Yhtyma Oyj	58,887	316,633
#	Kamux Corp	59,097	917,008
	Kemira Oyj	772,047	11,857,006
	Kojamo Oyj	448,946	10,058,437
	Konecranes Oyj, Class A	458,040	19,052,001
	Lassila & Tikanoja Oyj	209,178	3,287,159
# *	Lehto Group Oyj	159,853	190,598
	Marimekko Oyj	738	70,533
	Metsa Board Oyj	1,246,388	11,535,424
	Metso Outotec Oyj	1,111,615	11,167,740
*	Multitude SE	39,731	219,094
	Musti Group Oyj	40,515	1,593,744
	Neles Oyj	706,962	10,593,885

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Nokian Renkaat Oyj	768,570	$28,861,457
	Olvi Oyj, Class A	98,335	5,963,794
*	Optomed Oy	1,075	13,009
	Oriola Oyj, Class A	6,054	13,731
	Oriola Oyj, Class B	880,807	2,019,006
	Orion Oyj, Class A	143,951	6,210,352
#	Orion Oyj, Class B	636,552	27,564,996
# *	Outokumpu Oyj	2,801,973	17,453,199
#	Pihlajalinna Oyj	77,064	1,048,216
	Ponsse Oyj	71,199	3,663,797
*	QT Group Oyj	84,479	13,668,108
	Raisio Oyj, Class V	954,967	3,866,620
*	Rapala VMC Oyj	116,693	1,191,516
	Raute Oyj, Class A	1,817	45,371
	Revenio Group Oyj	138,743	9,154,983
# Ω	Rovio Entertainment Oyj	18,485	151,240
	Sanoma Oyj	725,636	11,295,745
	Taaleri Oyj	8,120	102,539
	Talenom Oyj	1,755	28,128
	Teleste Oyj	52,966	323,522
Ω	Terveystalo Oyj	80,486	1,047,569
	TietoEVRY Oyj	481,733	14,773,448
	Tokmanni Group Corp.	373,200	8,491,364
	Uponor Oyj	396,760	9,691,393
	Vaisala Oyj, Class A	120,730	6,411,528
	Valmet Oyj	924,559	37,533,401
	Verkkokauppa.com Oyj	9,347	76,552
*	Viking Line Abp	6,921	125,301
	Wartsila OYJ Abp	760,320	10,544,292
#	YIT Oyj	1,234,813	7,277,634

TOTAL FINLAND			394,584,226

FRANCE — (10.4%)
	ABC arbitrage	126,936	1,045,591
	AKWEL	67,443	1,722,435
	Albioma SA	193,337	7,605,695
Ω	ALD SA	31,614	471,223
	Altamir	136,094	3,860,401
	Alten SA	143,801	23,172,136
# *	Amplitude Surgical SAS	19,526	47,662
#	Assystem SA	60,928	2,180,568
# *	Atari SA	106,003	38,829
	Atos SE	337,963	17,632,434
	Aubay	43,725	2,711,863
	Axway Software SA	38,973	1,227,061
	Bastide le Confort Medical	18,680	948,079
*	Beneteau SA	251,906	3,845,640
#	Bigben Interactive	95,323	1,808,680
	Boiron SA	37,981	1,838,269
	Bonduelle SCA	106,185	2,720,771
††	Bourbon Corp.	28,851	0
	Burelle SA	850	651,385
# *	Casino Guichard Perrachon SA	271,603	6,772,649
*	Catana Group	6,410	46,582
*	Catering International Services	12,144	195,039
*	Cegedim SA	43,220	1,295,363
# *	CGG SA	4,466,064	3,229,839
	Chargeurs SA	142,357	4,229,684
# *	Cie des Alpes	137,830	2,440,772

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Cie Plastic Omnium SA	411,474	$11,423,279
# *	Claranova SADIR	66,462	415,060
*	Coface SA	742,169	10,611,383
*	DBV Technologies SA	1,382	9,053
*	Derichebourg SA	716,994	8,159,596
*	Ekinops SAS	5,333	46,967
	Electricite de Strasbourg SA	21,112	2,845,902
* Ω	Elior Group SA	741,421	5,865,966
*	Elis SA	1,176,252	22,334,192
*	Eramet SA	75,768	6,331,939
*	Esso SA Francaise	5,217	82,146
# *	Etablissements Maurel et Prom SA	322,113	927,437
	Eurazeo SE	33,820	3,170,077
Ω	Euronext NV	51,337	5,775,640
#	Eutelsat Communications SA	1,378,833	19,597,545
# *	Exel Industries, Class A	10,459	852,023
	Faurecia SE	649,627	33,928,710
	Fleury Michon SA	1,722	45,540
	Fnac Darty SA	129,533	8,409,603
*	Gaumont SA	10,715	1,263,667
	Gaztransport Et Technigaz SA	148,516	12,276,414
#	GEA	2,433	300,626
# *	GL Events	58,364	1,233,588
	Groupe Crit	22,187	1,741,594
	Groupe Gorge SA	4,320	78,622
	Groupe SFPI	21,754	92,071
	Guerbet	44,037	1,944,041
*	Haulotte Group SA	73,020	423,942
	HEXAOM	15,908	805,422
*	ID Logistics Group	14,908	5,481,926
#	Imerys SA	228,430	9,901,374
	Infotel SA	637	36,758
# *	Innate Pharma SA	15,558	87,511
	Ipsen SA	3,455	357,571
	IPSOS	278,704	13,062,162
	Jacquet Metals SACA	89,804	2,190,329
*	JCDecaux SA	222,724	5,810,938
	Kaufman & Broad SA	123,945	4,972,632
	Korian SA	488,212	16,263,858
*	Lagardere SA	464,763	12,286,984
	Laurent-Perrier	13,890	1,548,393
	Lectra	180,913	7,579,491
	Linedata Services	15,432	680,293
	LISI	117,088	3,256,132
	LNA Sante SA	33,206	1,908,994
Ω	Maisons du Monde SA	289,712	6,572,588
	Manitou BF SA	68,399	2,324,828
	Manutan International	15,102	1,251,454
	Mersen SA	120,717	4,528,604
*	METabolic EXplorer SA	18,613	119,294
	Metropole Television SA	245,323	5,407,705
* Ω	Neoen SA	81,146	3,736,159
	Nexans SA	205,516	20,620,153
	Nexity SA	323,674	14,797,466
# *	Nicox	145,865	548,909
	NRJ Group	87,189	580,942
#	Oeneo SA	128,172	1,997,093
*	OL Groupe SA	10,735	27,546
*	Onxeo SA	64,575	37,374

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Onxeo SA	48,958	$28,488
	Orpea SA	31,850	3,326,859
	Pharmagest Interactive	5,798	636,324
	Plastiques Du Val De Loire	14,341	98,477
	Quadient SA	237,685	5,682,303
*	Rallye SA	36,059	232,008
# * ††	Recylex SA	102,008	40,860
	Rexel SA	2,125,412	42,245,103
	Robertet SA	2,898	3,182,029
	Rothschild & Co.	127,757	5,635,098
	Rubis SCA	583,068	18,686,919
	Samse SA	7,930	1,905,442
	Savencia SA	35,032	2,592,727
	SCOR SE	527,365	17,753,810
	Seche Environnement SA	19,104	1,511,890
	SES SA, Class A	1,397,450	12,550,788
* Ω	SMCP SA	20,320	166,856
#	Societe BIC SA	178,321	10,365,541
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	41,466	3,308,317
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	147,927
	Societe pour l’Informatique Industrielle	47,225	2,150,709
*	SOITEC	135,169	35,988,721
# *	Solocal Group	681,417	1,030,582
	Somfy SA	88,911	17,454,773
	Sopra Steria Group SACA	117,178	23,039,267
	SPIE SA	867,257	21,089,130
# * Ω	SRP Groupe SA	56,827	139,102
	Stef SA	25,714	3,218,493
	Sword Group	35,678	1,742,979
	Synergie SE	67,143	3,099,347
*	Technip Energies NV	74,029	1,139,335
	Television Francaise 1	427,799	4,579,953
#	TFF Group	9,347	292,504
	Thermador Groupe	37,127	4,220,596
	Tikehau Capital SCA	18,672	556,002
	Total Gabon	3,969	620,899
	Trigano SA	60,493	11,355,333
*	Ubisoft Entertainment SA	75,905	3,974,673
	Union Financiere de France BQE SA	18,515	389,413
	Valeo	396,546	11,651,338
*	Vallourec SA	296,298	2,368,619
Ω	Verallia SA	78,579	2,909,198
*	Verimatrix SA	6,175	8,835
	Vetoquinol SA	16,919	2,893,359
	Vicat SA	139,019	5,933,153
	VIEL & Cie SA	156,945	1,072,655
	Vilmorin & Cie SA	35,845	2,279,102
	Virbac SA	25,476	12,912,574
*	Vranken-Pommery Monopole SA	16,787	341,466
	Wavestone	5,109	281,353
* Ω	X-Fab Silicon Foundries SE	71,105	710,135
*	Xilam Animation SA	415	19,404

TOTAL FRANCE			710,266,924

GERMANY — (15.1%)
	1&1 AG	229,080	6,667,371
	7C Solarparken AG	49,469	239,172
#	Aareal Bank AG	522,360	16,697,438
	Adesso SE	3,194	712,220

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	ADVA Optical Networking SE	394,342	$5,228,086
	AIXTRON SE	613,653	14,574,098
	All for One Group SE	4,222	333,079
#	Allgeier SE	48,818	1,600,070
	Amadeus Fire AG	3,558	822,035
	Atoss Software AG	12,086	2,734,935
	Aurubis AG	287,587	24,781,328
	Basler AG	33,961	6,259,866
# *	Bauer AG	99,166	1,290,032
	BayWa AG	105,190	4,449,839
	BayWa AG	124	6,783
Ω	Befesa SA	25,814	1,920,552
	Bertrandt AG	38,682	2,523,234
#	bet-at-home.com AG	22,014	449,781
*	Bijou Brigitte AG	23,422	668,627
	Bilfinger SE	205,392	7,218,482
# *	Borussia Dortmund GmbH & Co. KGaA	689,485	3,804,784
	CANCOM SE	237,362	16,410,002
# *	CECONOMY AG	1,041,518	5,081,504
	CENIT AG	54,144	908,887
	Cewe Stiftung & Co. KGAA	44,522	6,221,412
*	Commerzbank AG	2,479,901	18,110,417
	CompuGroup Medical SE & Co. KgaA	201,911	16,877,941
# *	Corestate Capital Holding SA	81,658	963,504
	CropEnergies AG	180,904	2,596,759
*	CTS Eventim AG & Co. KGaA	44,928	3,267,637
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	859,860
	Dermapharm Holding SE	72,225	7,264,582
	Deutsche Beteiligungs AG	115,972	5,358,845
	Deutsche EuroShop AG	340,720	6,935,062
# *	Deutsche Lufthansa AG	268,798	1,776,893
Ω	Deutsche Pfandbriefbank AG	1,147,060	14,232,554
*	Deutz AG	1,082,957	9,076,846
	DIC Asset AG	387,433	6,800,843
	DMG Mori AG	9,848	478,367
#	Dr Hoenle AG	35,520	1,716,448
	Draegerwerk AG & Co. KGaA	20,476	1,526,608
	Duerr AG	412,337	18,688,327
	Eckert & Ziegler Strahlen- und Medizintechnik AG	126,499	18,941,601
*	EDAG Engineering Group AG	51,353	691,484
	Elmos Semiconductor SE	1,926	89,673
*	ElringKlinger AG	218,091	3,081,088
#	Encavis AG	316,928	6,641,519
	Energiekontor AG	2,998	270,467
# *	Evotec SE	81,829	3,966,654
	Fabasoft AG	509	19,727
	Fielmann AG	131,199	8,651,750
	First Sensor AG	5,878	298,829
# *	flatexDEGIRO AG	80,824	1,835,967
*	Francotyp-Postalia Holding AG, Class A	54,074	183,360
*	Fraport AG Frankfurt Airport Services Worldwide	107,116	7,666,450
	Freenet AG	1,000,321	25,763,506
	FUCHS PETROLUB SE	110,216	4,060,521
	GEA Group AG	742,082	36,548,405
#	Gerresheimer AG	261,448	23,988,547
*	Gesco AG	55,404	1,511,284
	GFT Technologies SE	155,299	7,323,290
*	Global Fashion Group SA	76,275	686,821
	Grand City Properties SA	893,804	22,893,585

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	GRENKE AG	1,476	$57,552
*	H&R GmbH & Co. KGaA	71,674	739,361
	Hamburger Hafen und Logistik AG	191,371	4,293,003
	Hawesko Holding AG	313	21,246
*	Heidelberger Druckmaschinen AG	1,571,322	4,040,316
#	Hella GmbH & Co. KGaA	208,802	14,482,505
*	Highlight Communications AG	98,406	451,124
	Hochtief AG	4,694	362,143
*	HolidayCheck Group AG	329,555	1,032,575
	Hornbach Baumarkt AG	69,699	3,132,671
	Hornbach Holding AG & Co. KGaA	50,228	6,351,704
	Hugo Boss AG	459,212	28,754,576
*	Hypoport SE	5,738	3,532,502
	Indus Holding AG	137,359	5,404,550
Ω	Instone Real Estate Group AG	36,903	972,842
	IVU Traffic Technologies AG	65,267	1,524,197
	Jenoptik AG	412,949	15,806,857
Ω	JOST Werke AG	7,084	410,583
*	K+S AG	1,479,794	25,500,212
*	Kloeckner & Co. SE	529,174	7,109,749
*	Koenig & Bauer AG	96,921	3,419,909
	Krones AG	114,103	11,758,845
	KSB SE & Co. KGaA	3,293	1,690,670
	KWS Saat SE & Co. KGaA	81,303	6,940,348
	Lanxess AG	599,001	40,362,102
	Leifheit AG	60,643	2,433,526
# *	Leoni AG	215,274	3,341,933
	LPKF Laser & Electronics AG	32,673	724,584
*	Manz AG	28,275	1,477,884
*	Mediclin AG	86,554	410,573
*	Medigene AG	116,971	485,432
*	Medios AG	972	41,033
	METRO AG	605,145	7,649,717
	MLP SE	427,133	4,117,884
# *	MorphoSys AG	87,234	4,105,777
*	Nagarro SE	56,062	11,278,913
	New Work SE	20,199	4,930,958
	Nexus AG	92,867	8,112,156
# *	Nordex SE	677,955	12,458,989
	Norma Group SE	234,408	10,070,414
	OHB SE	37,995	1,664,532
	Patrizia AG	351,407	9,711,184
	Pfeiffer Vacuum Technology AG	48,041	11,991,794
#	PNE AG	491,579	4,746,903
*	Progress-Werk Oberkirch AG	8,558	264,781
#	ProSiebenSat.1 Media SE	1,393,286	23,338,566
	PSI Software AG	60,829	2,936,136
*	PVA TePla AG	51,372	2,342,219
*	q.beyond AG	780,051	1,800,435
*	R Stahl AG	14,952	387,715
	Rheinmetall AG	309,902	30,068,830
#	S&T AG	348,684	8,378,940
*	SAF-Holland SE	338,167	4,697,545
*	Salzgitter AG	298,078	10,936,473
	Schloss Wachenheim AG	6,929	158,602
Ω	Scout24 AG	78,417	5,461,433
	Secunet Security Networks AG	7,840	4,115,381
*	SGL Carbon SE	363,311	3,474,296
#	Siltronic AG	146,283	22,821,635

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Sixt SE	98,740	$17,023,983
#	SMA Solar Technology AG	85,699	4,531,150
# *	SNP Schneider-Neureither & Partner SE	3,170	163,915
	Softing AG	14,914	117,335
	Software AG	377,227	15,514,759
	Stabilus SA	176,786	13,275,476
	STRATEC SE	27,854	4,448,531
	Stroeer SE & Co. KGaA	201,474	17,086,812
	Suedzucker AG	537,567	8,528,029
*	SUESS MicroTec SE	150,677	3,962,434
	Surteco Group SE	47,139	2,005,613
	TAG Immobilien AG	1,033,296	31,392,640
	Takkt AG	244,752	3,999,456
* Ω	TeamViewer AG	199,231	2,973,576
	Technotrans SE	46,673	1,380,206
*	thyssenkrupp AG	1,052,119	10,952,219
	Traffic Systems SE	36,351	1,897,540
	United Internet AG	4,025	148,524
# *	va-Q-tec AG	2,370	75,081
#	Varta AG	24,311	3,746,502
#	VERBIO Vereinigte BioEnergie AG	173,398	13,787,039
*	Vivoryon Therapeutics NV	5,400	113,041
	Vossloh AG	69,710	3,735,341
	Wacker Chemie AG	59,024	10,666,043
	Wacker Neuson SE	229,920	7,547,215
	Washtec AG	79,231	5,155,847
# *	Westwing Group AG	41,567	1,303,806
	Wuestenrot & Wuerttembergische AG	115,851	2,413,168
	Zeal Network SE	53,966	2,371,517
*	zooplus AG	5,201	2,876,627

TOTAL GERMANY			1,025,532,378

GREECE — (0.0%)
††	Alfa Alfa Energy SA	3,810	0
††	Neorion Holdings SA	14,991	0

IRELAND — (1.0%)
*	AIB Group PLC	828,430	2,242,126
*	Bank of Ireland Group PLC	6,006,044	35,779,124
	Cairn Homes PLC	1,784,468	2,316,651
*	Dalata Hotel Group PLC	184,865	790,773
*	Datalex PLC	123,079	126,607
*	FBD Holdings PLC	125,459	1,125,498
*	FBD Holdings PLC	17,353	165,336
	Glanbia PLC	428,953	7,005,271
	Glanbia PLC	700,613	11,353,649
* Ω	Glenveagh Properties PLC	684,324	862,881
*	Irish Continental Group PLC	586,653	2,884,269
*	Irish Continental Group PLC	234,200	1,164,953
*	Permanent TSB Group Holdings PLC	252,400	466,490

TOTAL IRELAND			66,283,628

ISRAEL — (3.3%)
	Adgar Investment & Development Ltd.	45,374	104,273
#	Afcon Holdings Ltd.	3,064	185,478
*	AFI Properties Ltd.	109,219	5,672,809
	Africa Israel Residences Ltd.	3,453	188,358
*	Airport City Ltd.	285,028	5,441,238

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Albaad Massuot Yitzhak Ltd.	2,031	$27,526
# *	Allot Ltd.	189,485	2,803,048
# *	Alrov Properties & Lodgings Ltd.	49,832	2,741,115
	Arad Ltd.	19,614	292,836
	Ashtrom Group Ltd.	196,526	4,595,282
#	Atreyu Capital Markets Ltd.	4,320	78,473
#	AudioCodes Ltd.	30,337	1,056,144
#	AudioCodes Ltd.	2,698	95,617
	Aura Investments Ltd.	27,798	41,172
# *	Avgol Industries 1953 Ltd.	468,925	451,299
*	Azorim-Investment Development & Construction Co. Ltd.	547,011	2,444,947
# *	Bet Shemesh Engines Holdings 1997 Ltd.	21,702	546,460
	Big Shopping Centers Ltd.	20,438	3,065,341
	Blue Square Real Estate Ltd.	36,759	2,844,243
*	Brack Capital Properties NV	18,347	2,141,616
*	Brainsway Ltd.	17,217	69,097
# *	Camtek Ltd.	115,637	4,644,733
	Carasso Motors Ltd.	132,164	776,387
*	Cellcom Israel Ltd.	495,333	1,874,343
# *	Ceragon Networks Ltd.	266,244	934,516
*	Clal Insurance Enterprises Holdings Ltd.	317,251	7,838,630
*	Compugen Ltd.	120,052	761,005
	Danel Adir Yeoshua Ltd.	22,301	4,717,230
	Delek Automotive Systems Ltd.	229,021	2,998,570
*	Delek Group Ltd.	27,859	2,320,237
#	Delta Galil Industries Ltd.	71,313	3,662,045
	Dor Alon Energy in Israel 1988 Ltd.	16,285	466,913
	Duniec Brothers Ltd.	1,134	63,060
#	Electra Consumer Products 1970 Ltd.	54,447	2,558,431
#	Electra Ltd.	11,665	7,686,581
	Electra Real Estate Ltd.	35,266	549,771
*	Ellomay Capital Ltd.	1,340	41,259
#	Energix-Renewable Energies Ltd.	131,262	617,795
# *	Enlight Renewable Energy Ltd.	2,905,156	7,162,156
*	Equital Ltd.	117,510	3,611,551
# *	Evogene Ltd.	31,584	83,466
*	Fattal Holdings 1998 Ltd.	6,095	655,008
	FMS Enterprises Migun Ltd.	19,186	620,776
	Formula Systems 1985 Ltd.	63,135	6,800,476
	Formula Systems 1985 Ltd., Sponsored ADR	640	68,941
	Fox Wizel Ltd.	58,988	8,135,861
#	Freshmarket Ltd.	9,726	42,603
	Gav-Yam Lands Corp. Ltd.	670,458	7,979,704
#	Gilat Satellite Networks Ltd.	236,247	1,955,307
#	Hadera Paper Ltd.	21,885	1,749,610
	Harel Insurance Investments & Financial Services Ltd.	709,910	7,936,963
#	Hilan Ltd.	102,277	5,669,462
	IDI Insurance Co. Ltd.	45,880	1,844,674
	IES Holdings Ltd.	322	28,118
	Ilex Medical Ltd.	1,832	66,567
#	Inrom Construction Industries Ltd.	359,755	1,848,730
	Isracard Ltd.	44,630	179,393
	Israel Canada T.R Ltd.	142,161	686,110
#	Israel Land Development - Urban Renewal Ltd.	51,738	732,903
	Isras Investment Co. Ltd.	5,793	1,294,210
# *	Issta Lines Ltd.	13,336	338,264
# *	Itamar Medical Ltd.	16,668	16,845
# *	Kamada Ltd.	212,977	1,218,151
	Kenon Holdings Ltd.	132,631	5,324,288

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings Ltd.	32,654	$983,265
#	Klil Industries Ltd.	5,696	526,290
	M Yochananof & Sons Ltd.	735	50,736
	Magic Software Enterprises Ltd.	134,651	2,862,419
#	Malam - Team Ltd.	7,935	266,982
	Matrix IT Ltd.	230,989	6,271,653
#	Maytronics Ltd.	186,704	4,413,351
	Mediterranean Towers Ltd.	434,044	1,357,001
	Mega Or Holdings Ltd.	82,181	3,255,409
*	Mehadrin Ltd.	1,666	97,357
	Meitav Dash Investments Ltd.	132,413	716,153
	Menora Mivtachim Holdings Ltd.	183,161	4,237,325
	Migdal Insurance & Financial Holdings Ltd.	2,632,241	4,479,523
	Mivne Real Estate KD Ltd.	293,458	1,069,916
#	Mivtach Shamir Holdings Ltd.	27,751	998,523
	Mizrahi Tefahot Bank Ltd.	1	38
*	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,514,337
#	Nawi Brothers Ltd.	120,452	1,071,767
*	Neto Malinda Trading Ltd.	541	16,851
	Neto ME Holdings Ltd.	9,852	487,547
*	Nova Ltd.	97,194	10,378,728
	Novolog Ltd.	77,254	71,374
#	NR Spuntech Industries Ltd.	76,176	199,158
# *	Oil Refineries Ltd.	12,149,257	3,287,377
#	One Software Technologies Ltd.	36,860	630,688
# *	OPC Energy Ltd.	91,888	961,848
# *	Partner Communications Co. Ltd.	814,741	4,119,733
# *	Paz Oil Co. Ltd.	61,029	7,778,377
*	Perion Network Ltd.	68,990	1,927,851
	Plasson Industries Ltd.	20,201	1,512,086
	Prashkovsky Investments & Construction Ltd.	1,390	43,817
	Priortech Ltd.	1,827	57,147
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	3,934,411
	Scope Metals Group Ltd.	47,147	2,126,986
	Shufersal Ltd.	375,024	3,105,963
*	Summit Real Estate Holdings Ltd.	215,385	3,912,849
	Suny Cellular Communication Ltd.	312,529	144,430
	Tadiran Group Ltd.	16,403	2,138,780
#	Tel Aviv Stock Exchange Ltd.	4,097	22,453
*	Tera Light Ltd.	183,161	462,482
	Tiv Taam Holdings 1 Ltd.	5,700	17,607
#	Victory Supermarket Chain Ltd.	2,032	43,668
	YH Dimri Construction & Development Ltd.	13,830	992,844

TOTAL ISRAEL			225,995,115

ITALY — (8.3%)
	A2A SpA	12,233,648	25,743,846
	ACEA SpA	389,250	8,443,561
*	Aeffe SpA	177,250	514,393
Ω	Anima Holding SpA	2,288,575	12,160,209
*	Aquafil SpA	83,333	751,865
*	Arnoldo Mondadori Editore SpA	1,052,111	2,432,772
	Ascopiave SpA	477,634	1,945,606
*	Autogrill SpA	10,773	84,573
	Autostrade Meridionali SpA	3,917	128,053
#	Avio SpA	110,432	1,469,278
	Azimut Holding SpA	906,940	26,118,330
# *	Banca Generali SpA	479,643	22,564,658
	Banca IFIS SpA	213,020	3,939,086

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Banca Mediolanum SpA	433,126	$4,364,657
# *	Banca Monte dei Paschi di Siena SpA	213,039	254,571
	Banca Popolare di Sondrio SCPA	3,196,495	13,890,423
	Banca Profilo SpA	1,711,765	413,403
# * Ω	Banca Sistema SpA	414,926	1,086,549
#	Banco BPM SpA	12,107,842	37,652,859
	Banco di Desio e della Brianza SpA	241,954	895,396
	Be Shaping The Future SpA	533,191	1,431,733
Ω	BFF Bank SpA	995,372	8,912,594
	BPER Banca	7,710,672	16,906,161
	Brembo SpA	671,736	8,823,008
*	Brunello Cucinelli SpA	253,564	15,383,769
	Buzzi Unicem SpA	667,359	15,565,110
	Cairo Communication SpA	553,009	1,157,514
Ω	Carel Industries SpA	16,045	463,011
	Cementir Holding NV	355,007	3,727,353
*	CIR SpA-Compagnie Industriali	2,173,202	1,197,345
	Credito Emiliano SpA	616,798	4,679,645
# *	d’Amico International Shipping SA	1,821,713	217,217
	Danieli & C Officine Meccaniche SpA	54,367	1,174,572
#	Danieli & C Officine Meccaniche SpA	102,606	3,454,041
	De’ Longhi SpA	398,689	15,596,680
	DeA Capital SpA	690,835	1,067,250
	Digital Bros SpA	29,466	1,426,433
Ω	doValue SpA	16,231	155,641
*	Elica SpA	166,709	692,759
	Emak SpA	529,457	1,233,297
* Ω	Enav SpA	117,855	517,175
	ERG SpA	413,402	14,933,699
	Esprinet SpA	276,233	3,588,158
# *	Eurotech SpA	216,751	1,257,989
	Fila SpA	142,640	1,720,999
# *	Fincantieri SpA	3,504,948	2,756,134
# ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,095,594
	Gefran SpA	35,925	469,497
# *	Geox SpA	400,340	508,302
	Gruppo MutuiOnline SpA	172,390	8,418,318
	Hera SpA	5,824,869	23,830,941
*	Illimity Bank SpA	118,459	1,869,764
*	IMMSI SpA	1,310,992	786,869
*	Intek Group SpA	1,885,608	740,951
	Interpump Group SpA	73,726	5,430,808
	Iren SpA	4,806,713	14,937,749
	Italgas SpA	3,792,959	24,098,500
	Italmobiliare SpA	76,857	2,697,343
*	IVS Group SA	58,424	428,853
# *	Juventus Football Club SpA	2,997,765	2,423,961
	La Doria SpA	97,056	1,861,756
*	Leonardo SpA	1,656,501	12,154,693
	LU-VE SpA	5,064	137,936
	Maire Tecnimont SpA	1,069,316	4,607,747
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	Mediaset NV	3,564,565	10,013,357
	Openjobmetis SpA agenzia per il lavoro	63,025	838,444
* Ω	OVS SpA	1,754,591	5,040,099
	Pharmanutra SpA	700	55,048
	Piaggio & C SpA	1,284,185	4,305,023
Ω	Pirelli & C SpA	2,722,781	16,746,035

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
# *	Prima Industrie SpA	32,067	$708,473
Ω	RAI Way SpA	600,362	3,633,998
	Reno de Medici SpA	1,344,060	2,257,424
	Reply SpA	148,015	28,730,201
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	786,870
	Sabaf SpA	60,619	1,950,921
	SAES Getters SpA	900	26,738
# *	Safilo Group SpA	26,144	47,258
# *	Saipem SpA	3,496,778	7,661,352
*	Saras SpA	4,759,491	3,533,443
*	Servizi Italia SpA	50,192	120,897
	Sesa SpA	57,043	11,191,183
# *	Sogefi SpA	411,547	652,458
	SOL SpA	189,619	4,357,330
	Tamburi Investment Partners SpA	860,785	9,717,051
Ω	Technogym SpA	818,967	8,607,900
	Tinexta SpA	133,397	5,913,224
# *	Tiscali SpA	2,577,711	52,180
*	Tod’s SpA	83,275	4,593,294
	TXT e-solutions SpA	61,268	626,672
Ω	Unieuro SpA	154,222	3,623,573
	Unipol Gruppo SpA	3,525,971	20,251,022
	UnipolSai Assicurazioni SpA	69,983	202,650
	Webuild SpA	1,282,257	3,174,391
	Wiit SpA	2,125	75,085
	Zignago Vetro SpA	181,037	3,647,956

TOTAL ITALY			562,534,507

NETHERLANDS — (6.7%)
	Aalberts NV	720,618	39,885,206
*	Accell Group NV	159,811	6,588,702
# *	AFC Ajax NV	13,955	240,350
#	AMG Advanced Metallurgical Group NV	191,502	5,648,370
*	Amsterdam Commodities NV	30,979	869,579
	APERAM SA	370,635	22,098,597
	Arcadis NV	543,636	26,497,175
	ASR Nederland NV	931,393	43,537,226
*	Avantium NV	1,640	7,268
Ω	B&S Group Sarl	1,733	15,663
# * Ω	Basic-Fit NV	259,446	12,597,616
	BE Semiconductor Industries NV	464,004	42,394,069
# *	Beter Bed Holding NV	27,380	166,028
	Boskalis Westminster	608,352	18,143,629
	Brunel International NV	155,477	2,136,336
	Corbion NV	409,080	19,424,109
Ω	Flow Traders	248,665	8,440,775
	ForFarmers NV	214,677	1,023,674
# *	Fugro NV	492,784	4,176,601
* Ω	GrandVision NV	173,216	5,684,214
	Heijmans NV	156,398	2,177,196
*	Hunter Douglas NV	17,912	2,133,134
	IMCD NV	226,957	50,394,583
* Ω	Intertrust NV	472,154	7,139,080
	Kendrion NV	97,269	2,250,984
*	Koninklijke BAM Groep NV	1,890,164	5,486,095
	Koninklijke Vopak NV	264,177	10,513,687
# * Ω	Lucas Bols BV	23,064	269,857
	Nedap NV	33,400	2,336,314
*	OCI NV	522,007	14,798,119

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Ordina NV	637,656	$2,657,933
# *	Pharming Group NV	273,983	230,254
#	PostNL NV	3,733,258	16,202,786
	SBM Offshore NV	1,178,894	18,612,700
	SIF Holding NV	34,182	557,283
Ω	Signify NV	673,043	32,613,232
*	Sligro Food Group NV	166,461	4,459,317
# ††	SNS NV	705,718	0
#	TKH Group NV	275,251	15,680,236
# *	TomTom NV	483,754	4,157,205
	Van Lanschot Kempen NV	119,261	3,307,116

TOTAL NETHERLANDS			455,552,298

NORWAY — (2.0%)
#	2020 Bulkers Ltd.	3,024	40,805
	ABG Sundal Collier Holding ASA	2,446,501	2,698,342
*	Akastor ASA	781,213	543,436
# *	Aker Solutions ASA	1,753,802	4,976,855
	American Shipping Co. ASA	236,690	874,983
*	ArcticZymes Technologies ASA	39,048	410,687
	Arendals Fossekompani AS	2,250	105,202
	Atea ASA	376,861	7,042,019
# *	Atlantic Sapphire ASA	67,633	340,783
# *	Axactor SE	946,461	911,431
*	B2Holding ASA	1,390,160	1,524,162
	Bank Norwegian ASA	672,342	8,338,415
	Bonheur ASA	146,347	5,784,971
# *	Borr Drilling Ltd.	65,386	66,352
	Borregaard ASA	533,915	12,965,296
	Bouvet ASA	19,729	158,081
# *	BW Energy Ltd.	240,850	788,610
Ω	BW LPG Ltd.	662,186	3,539,025
	BW Offshore Ltd.	759,145	2,472,206
* Ω	Crayon Group Holding ASA	96,912	2,263,173
*	DNO ASA	3,329,878	4,855,514
Ω	Europris ASA	1,186,781	8,788,076
Ω	Fjordkraft Holding ASA	45,087	268,440
	FLEX LNG Ltd.	204,864	4,140,955
#	Frontline Ltd.	597,796	5,313,544
	Golden Ocean Group Ltd.	274,826	2,485,582
# *	Grieg Seafood ASA	346,230	3,850,274
*	Hexagon Composites ASA	640,597	2,580,293
# *	IDEX Biometrics ASA	560,544	168,329
Ω	Kid ASA	12,008	160,803
	Kitron ASA	124,865	265,460
	Komplett Bank ASA	33,724	30,507
# *	Kongsberg Automotive ASA	4,148,425	1,482,536
*	Magnora ASA	5,528	12,292
	Medistim ASA	255	11,440
# *	MPC Container Ships AS	920,394	2,181,203
*	Next Biometrics Group AS	125,389	101,982
# *	Nordic Nanovector ASA	361,611	1,141,678
*	Nordic Semiconductor ASA	32,227	957,470
* Ω	Norske Skog ASA	25,340	104,187
	Norway Royal Salmon ASA	93,951	1,978,159
*	Norwegian Energy Co. ASA	2,292	44,477
*	NRC Group ASA	6,559	12,994
	Ocean Yield ASA	367,917	1,787,514
# *	Odfjell Drilling Ltd.	586,600	1,482,129

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Odfjell SE, Class A	137,586	$514,784
	Olav Thon Eiendomsselskap ASA	102,815	2,261,758
# *	Otello Corp. ASA	571,363	1,941,745
	Pareto Bank ASA	14,702	107,344
*	PCI Biotech Holding ASA	15,812	26,700
# *	PGS ASA	2,078,421	849,026
*	PhotoCure ASA	5,202	73,407
# * Ω	poLight ASA	920	12,557
	Protector Forsikring ASA	438,078	5,077,146
*	Q-Free ASA	32,883	31,404
# *	REC Silicon ASA	1,473,908	2,676,836
*	SATS ASA	14,064	35,660
Ω	Sbanken ASA	486,979	5,712,445
	Selvaag Bolig ASA	309,083	1,902,338
*	Solon Eiendom ASA	53,023	242,178
	Sparebank 1 Oestlandet	6,673	109,950
	SpareBank 1 SR-Bank ASA	2,742	42,053
	TGS ASA	248,332	2,290,274
	Treasure ASA	314,079	559,047
*	Ultimovacs ASA	12,553	187,935
	Veidekke ASA	640,408	9,228,280
# *	Volue ASA	224	1,563
*	Wallenius Wilhelmsen ASA	412,785	1,890,984
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,511,933
# Ω	XXL ASA	787,885	1,305,290

TOTAL NORWAY			138,643,309

PORTUGAL — (0.7%)
	Altri SGPS SA	537,332	3,481,700
# *	Banco Comercial Portugues SA, Class R	47,085,514	8,494,968
††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	96,949	1,349,922
#	CTT-Correios de Portugal SA	722,501	3,970,523
*	Greenvolt-Energias Renovaveis SA	9,769	76,729
*	Ibersol SGPS SA	40,114	230,250
# *	Mota-Engil SGPS SA	641,747	1,001,794
#	Navigator Co. SA	1,912,042	7,473,334
	NOS SGPS SA	1,736,593	6,775,096
# *	Novabase SGPS SA	72,649	395,894
	REN - Redes Energeticas Nacionais SGPS SA	3,108,358	9,469,537
	Sonae SGPS SA	7,021,578	7,729,237

TOTAL PORTUGAL			50,448,984

SPAIN — (5.2%)
	Acciona SA	85,202	16,362,442
	Acerinox SA	1,221,481	17,005,847
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	23,122	664,543
	Alantra Partners SA	70,405	1,309,552
	Almirall SA	496,655	7,385,593
# *	Amper SA	5,903,684	1,319,889
	Applus Services SA	915,379	8,285,467
*	Atresmedia Corp. de Medios de Comunicacion SA	541,919	2,209,000
#	Azkoyen SA	67,253	450,553
*	Banco de Sabadell SA	36,662,284	29,505,685
	Bankinter SA	4,259,580	23,453,290
# * ††	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	384,094	8,186,078

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	CIE Automotive SA	401,403	$10,926,125
*	Construcciones y Auxiliar de Ferrocarriles SA	130,686	5,756,996
# *	Deoleo SA	37,749	14,599
*	Distribuidora Internacional de Alimentacion SA	3,729,910	68,152
#	Ebro Foods SA	529,626	10,510,706
*	eDreams ODIGEO SA	427,530	3,755,547
	Elecnor SA	200,108	2,444,452
#	Enagas SA	1,045,470	23,459,790
*	Ence Energia y Celulosa SA	988,129	2,543,068
*	Ercros SA	643,000	2,601,734
	Faes Farma SA	2,022,017	8,236,978
	Fluidra SA	324,873	12,407,873
	Fomento de Construcciones y Contratas SA	361,953	4,614,403
* Ω	Gestamp Automocion SA	643,219	2,875,877
Ω	Global Dominion Access SA	695,411	3,730,791
	Grupo Catalana Occidente SA	271,573	9,645,370
	Grupo Empresarial San Jose SA	151,317	752,002
# *	Grupo Ezentis SA	1,629,459	502,237
	Iberpapel Gestion SA	47,911	1,089,637
*	Indra Sistemas SA	957,080	11,575,242
	Laboratorio Reig Jofre SA	14,659	67,823
	Laboratorios Farmaceuticos Rovi SA	101,310	7,107,974
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,802,314	7,633,647
	Mapfre SA	1,222,333	2,588,038
*	Mediaset Espana Comunicacion SA	1,094,655	5,709,097
*	Melia Hotels International SA	736,073	5,433,419
Ω	Metrovacesa SA	29,551	259,090
#	Miquel y Costas & Miquel SA	142,055	1,970,060
Ω	Neinor Homes SA	69,192	892,519
# *	Obrascon Huarte Lain SA	1,213,629	988,034
*	Oryzon Genomics SA	35,547	125,672
#	Pharma Mar SA	32,993	2,566,390
	Prim SA	40,283	672,652
*	Promotora de Informaciones SA, Class A	1,330,083	929,366
Ω	Prosegur Cash SA	158,555	108,905
	Prosegur Cia de Seguridad SA	1,593,388	4,521,570
*	Realia Business SA	1,667,905	1,418,079
	Renta 4 Banco SA	442	4,862
	Sacyr SA	3,029,915	8,636,598
*	Solaria Energia y Medio Ambiente SA	435,695	8,719,212
*	Solarpack Corp. Tecnologica SA	3,377	103,366
* Ω	Talgo SA	587,102	3,248,677
# *	Tecnicas Reunidas SA	188,993	1,709,151
# *	Tubacex SA	738,150	1,470,041
# *	Tubos Reunidos SA	34,204	15,724
Ω	Unicaja Banco SA	8,005,465	8,565,582
#	Vidrala SA	123,220	13,040,234
	Viscofan SA	290,403	19,857,953
*	Vocento SA	352,577	418,521
	Zardoya Otis SA	1,131,276	9,096,312

TOTAL SPAIN			351,528,086

SWEDEN — (8.8%)
Ω	AcadeMedia AB	437,894	3,140,700
	AddLife AB, Class B	251,737	10,284,440
	AddNode Group AB, Class B	88,499	3,667,454
	AddTech AB, Class B	137,673	3,080,045
	AFRY AB	306,988	9,135,052
Ω	Alimak Group AB	254,539	3,453,216

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Ambea AB	164,144	$1,139,760
*	Annehem Fastigheter AB, Class B	126,142	541,254
*	Arise AB	70,657	354,227
	Arjo AB, Class B	1,036,474	14,134,663
	Atrium Ljungberg AB, Class B	245,333	5,633,437
* Ω	Attendo AB	733,120	3,150,596
*	Balco Group AB	979	14,501
	Beijer Alma AB	294,953	7,401,908
*	Beijer Electronics Group AB	93,898	829,741
	Bergman & Beving AB	193,579	3,493,862
	Bergs Timber AB, Class B	62,277	39,624
	Besqab AB	21,962	453,543
	Betsson AB, Class B	925,914	6,462,899
*	BHG Group AB	351,076	4,048,201
	Bilia AB, Class A	620,818	11,039,055
	BioGaia AB, Class B	64,027	3,948,825
	Biotage AB	414,491	13,412,951
	Bjorn Borg AB	13,009	57,225
	Bonava AB, Class B	529,583	5,231,860
# * Ω	Boozt AB	233,012	3,925,357
Ω	Bravida Holding AB	749,559	11,274,370
	Bufab AB	215,726	9,202,092
	Bulten AB	115,761	1,041,793
	Bure Equity AB	362,388	16,821,084
	Byggmax Group AB	451,504	3,870,842
# *	Calliditas Therapeutics AB, Class B	75,130	595,409
	Catella AB	25,263	113,284
	Catena AB	167,709	10,218,078
# *	Catena Media PLC	317,750	2,116,979
*	Cavotec SA	79,682	210,918
	Cellavision AB	18,793	856,163
#	Clas Ohlson AB, Class B	237,047	2,552,219
	Cloetta AB, Class B	1,709,190	5,429,374
*	Collector AB	247,746	1,220,365
	Concentric AB	354,479	10,432,883
Ω	Coor Service Management Holding AB	314,448	3,054,772
	Corem Property Group AB, Class B	4,350,002	14,438,128
	Dios Fastigheter AB	767,655	8,931,258
*	Doro AB	155,569	1,210,285
*	Duni AB	215,342	2,999,020
# Ω	Dustin Group AB	528,662	6,466,120
	Eastnine AB	126,421	2,200,411
	Elanders AB, Class B	59,878	1,033,298
*	Electrolux Professional AB, Class B	217,107	1,677,375
* Ω	Eltel AB	206,068	419,711
*	Enea AB	102,697	2,832,209
	Eolus Vind AB, Class B	35,068	644,152
	eWork Group AB	32,666	417,365
	Fagerhult AB	300,931	2,411,332
	FastPartner AB, Class A	1,130	16,101
	FastPartner AB, Class D	35	328
#	Fenix Outdoor International AG	19,605	2,886,238
	Ferronordic AB	1,301	44,498
# *	Fingerprint Cards AB, Class B	634,700	1,519,016
#	G5 Entertainment AB	35,644	1,955,071
	GARO AB	1,190	29,917
	GHP Specialty Care AB	41,172	123,255
	Granges AB	815,935	8,899,324
*	Haldex AB	331,448	1,984,066

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Heba Fastighets AB, Class B	134,907	$2,210,366
	Hexatronic Group AB	43,431	1,906,065
	HMS Networks AB	136,807	7,811,446
# * Ω	Hoist Finance AB	489,300	1,723,268
*	Humana AB	126,275	1,053,691
*	IAR Systems Group AB	1,213	13,708
# *	Immunovia AB	8,077	111,674
	Instalco AB	79,528	4,227,618
	Inwido AB	457,409	8,386,038
	JM AB	481,244	19,498,354
*	John Mattson Fastighetsforetagen AB	7,007	143,750
	Karnov Group AB	26,847	172,497
*	Karo Pharma AB	9,885	65,142
*	K-fast Holding AB	4,327	39,667
	Kindred Group PLC	610,171	8,574,287
	KNOW IT AB	200,212	8,059,664
#	Kungsleden AB	1,416,636	19,482,573
	Lagercrantz Group AB, Class B	1,399,809	18,743,650
Ω	LeoVegas AB	497,758	1,883,710
	Lime Technologies AB	8,592	347,347
	Lindab International AB	596,103	19,529,994
	Loomis AB, Class B	363,693	9,815,208
*	Medcap AB	4,211	98,019
*	Mekonomen AB	306,155	6,316,287
#	Midsona AB, Class B	8,545	53,263
	MIPS AB	41,429	5,015,874
*	Modern Times Group MTG AB, Class B	523,005	5,997,215
	Momentum Group AB, Class B	137,415	3,530,364
Ω	Munters Group AB	17,672	130,775
	Mycronic AB	438,731	10,181,176
	NCAB Group AB	1,185	94,283
	NCC AB, Class B	269,582	4,670,873
	Nederman Holding AB	30,189	665,873
*	Nelly Group AB	47,409	164,351
*	Net Insight AB, Class B	1,391,434	523,707
*	New Wave Group AB, Class B	426,925	7,245,769
	Nobia AB	899,689	5,545,160
Ω	Nobina AB	732,991	7,020,948
	Nolato AB, Class B	1,581,189	20,905,552
	Nordic Waterproofing Holding AB	67,508	2,007,240
*	Note AB	3,676	77,434
	NP3 Fastigheter AB	157,719	5,602,291
	Nyfosa AB	1,333,045	22,499,671
	OEM International AB, Class B	143,694	3,232,415
# * Ω	Oncopeptides AB	38,454	17,421
*	Pandox AB, Class B	318,921	5,620,185
	Peab AB, Class B	355,576	4,469,461
	Platzer Fastigheter Holding AB, Class B	250,352	4,079,764
	Pricer AB, Class B	892,974	2,671,723
	Proact IT Group AB	186,907	1,884,815
*	Qliro AB	70,318	220,790
	Ratos AB, Class B	1,561,734	8,991,229
*	RaySearch Laboratories AB	160,684	1,142,441
Ω	Resurs Holding AB	866,858	4,671,426
	Rottneros AB	672,020	782,939
# *	SAS AB	6,054,659	1,053,843
	Scandi Standard AB	397,762	1,983,208
# * Ω	Scandic Hotels Group AB	497,612	2,406,943
*	Sdiptech AB, Class B	7,857	409,663

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Sectra AB, Class B	550,055	$13,386,369
	Semcon AB	118,592	1,700,356
# *	Sensys Gatso Group AB	2,726,230	307,619
*	SkiStar AB	326,050	6,801,445
*	Starbreeze AB	37,435	5,333
*	Stillfront Group AB	160,648	717,386
#	Systemair AB	360,836	3,482,818
	Tethys Oil AB	86,203	627,608
	Troax Group AB	214,262	8,772,124
	VBG Group AB, Class B	26,732	516,470
	Vitec Software Group AB, Class B	30,000	1,770,617
	Wihlborgs Fastigheter AB	595,255	14,112,451

TOTAL SWEDEN			598,208,203

SWITZERLAND — (15.1%)
	Adecco Group AG	96,510	4,862,177
	Allreal Holding AG	118,457	25,053,150
	ALSO Holding AG	47,951	14,230,156
*	ams AG	1,241,971	24,588,933
*	APG SGA SA	8,849	1,999,895
	Arbonia AG	343,677	7,472,159
*	Aryzta AG	7,086,156	9,265,969
*	Ascom Holding AG	199,345	3,102,913
*	Autoneum Holding AG	24,022	3,760,329
	Bachem Holding AG, Class B	6,229	5,014,087
	Baloise Holding AG	78,580	12,522,513
	Banque Cantonale de Geneve	9,528	1,748,386
	Banque Cantonale du Jura SA	3,848	223,528
	Banque Cantonale Vaudoise	77,595	6,247,355
	Belimo Holding AG	62,238	36,184,269
	Bell Food Group AG	14,632	4,696,887
	Bellevue Group AG	57,974	2,602,869
	Berner Kantonalbank AG	30,281	6,963,397
	BKW AG	162,650	21,549,029
*	Bobst Group SA	68,727	5,596,710
	Bossard Holding AG, Class A	44,391	16,303,975
	Bucher Industries AG	55,557	28,039,159
	Burckhardt Compression Holding AG	734	309,147
	Burkhalter Holding AG	28,640	2,073,327
	Bystronic AG	9,740	13,392,351
	Calida Holding AG	37,539	1,989,357
#	Carlo Gavazzi Holding AG	3,077	848,458
	Cembra Money Bank AG	190,227	12,698,502
	Cicor Technologies Ltd.	15,422	987,623
	Cie Financiere Tradition SA	10,803	1,314,828
	Clariant AG	607,633	12,792,212
	Coltene Holding AG	26,808	3,389,680
	Comet Holding AG	13,558	5,044,814
*	COSMO Pharmaceuticals NV	1,793	136,402
	Daetwyler Holding AG	4,136	1,609,056
	DKSH Holding AG	239,714	19,214,204
	dormakaba Holding AG	24,243	17,968,995
*	Dottikon Es Holding AG	1,800	661,013
*	Dufry AG	308,204	16,318,245
	EFG International AG	687,616	4,822,645
	Emmi AG	15,691	16,373,888
	Energiedienst Holding AG	83,637	4,233,893
# *	Evolva Holding SA	3,349,123	511,637
*	Feintool International Holding AG	16,000	944,024

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Flughafen Zurich AG	133,405	$24,091,216
	Forbo Holding AG	8,787	17,095,042
	Fundamenta Real Estate AG	1,593	34,357
Ω	Galenica AG	93,749	6,866,823
*	GAM Holding AG	1,195,762	1,926,052
	Georg Fischer AG	32,352	48,950,258
	Gurit Holding AG	3,022	5,246,197
	Helvetia Holding AG	249,056	29,635,381
	Hiag Immobilien Holding AG	20,971	2,220,390
# *	HOCHDORF Holding AG	6,697	299,976
	Huber & Suhner AG	97,132	8,639,895
	Hypothekarbank Lenzburg AG	6	27,510
*	Implenia AG	107,391	2,190,319
# *	Ina Invest Holding AG	25,352	511,625
	Inficon Holding AG	14,710	18,874,486
	Interroll Holding AG	4,928	23,908,178
	Intershop Holding AG	10,420	6,517,612
	Investis Holding SA	4,392	488,958
*	Jungfraubahn Holding AG	17,432	2,736,203
	Kardex Holding AG	48,471	14,950,476
*	Komax Holding AG	21,726	5,537,750
#	Kudelski SA	217,692	868,019
	Landis+Gyr Group AG	74,312	5,108,773
*	Lastminute.com NV	8,188	392,470
	LEM Holding SA	3,920	9,503,722
	Liechtensteinische Landesbank AG	64,323	3,797,611
	Luzerner Kantonalbank AG	20,110	9,293,923
* Ω	Medacta Group SA	3,335	558,375
* Ω	Medartis Holding AG	2,942	386,892
* Ω	Medmix AG	143,103	6,841,780
*	Meier Tobler Group AG	45,826	968,253
	Metall Zug AG	1,092	2,475,878
# *	Meyer Burger Technology AG	2,931,882	1,399,176
*	Mikron Holding AG	8,692	74,136
	Mobilezone Holding AG	286,137	3,850,415
	Mobimo Holding AG	57,045	19,225,099
	OC Oerlikon Corp. AG	1,697,772	17,286,204
# *	Orascom Development Holding AG	93,520	1,102,411
	Orell Fuessli AG	5,028	513,033
	Orior AG	37,151	3,815,474
	Peach Property Group AG	1,034	70,019
	Phoenix Mecano AG	4,517	2,198,068
	Plazza AG, Class A	6,895	2,507,749
	PSP Swiss Property AG	341,202	42,652,293
*	Rieter Holding AG	21,873	4,540,347
	Romande Energie Holding SA	2,640	3,919,877
#	Schaffner Holding AG	3,363	1,044,305
	Schweiter Technologies AG	7,236	10,391,255
#	Schweizerische Nationalbank	23	128,212
* Ω	Sensirion Holding AG	14,393	2,074,336
	SFS Group AG	128,752	17,342,186
	Siegfried Holding AG	33,622	32,339,058
	SIG Combibloc Group AG	74,956	1,960,301
	Softwareone Holding AG	206,099	4,775,706
	St Galler Kantonalbank AG	17,366	8,003,909
	Sulzer AG	143,103	14,067,737
	Swiss Prime Site AG	70,268	7,143,887
*	Swiss Steel Holding AG	3,266,809	1,254,400
	Swissquote Group Holding SA	85,926	17,430,019

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Tecan Group AG	9,035	$5,535,764
	Thurgauer Kantonalbank	3,152	363,458
# *	Tornos Holding AG	26,632	217,704
*	TX Group AG	19,090	3,153,773
*	u-blox Holding AG	54,104	3,959,462
	Valiant Holding AG	110,273	10,915,051
*	Valora Holding AG	29,410	5,596,997
Ω	VAT Group AG	148,293	70,888,598
	Vaudoise Assurances Holding SA	6,746	3,399,284
	Vetropack Holding AG	66,692	4,104,982
	Vifor Pharma AG	16,210	2,093,129
*	Von Roll Holding AG	378,198	503,449
	Vontobel Holding AG	233,275	21,603,372
	VP Bank AG, Class A	24,056	2,708,731
	VZ Holding AG	90,310	9,168,076
*	V-ZUG Holding AG	10,820	1,522,417
	Walliser Kantonalbank	18,991	2,096,857
	Warteck Invest AG	27	71,084
	Ypsomed Holding AG	9,309	1,541,252
	Zehnder Group AG	86,306	9,289,901
	Zug Estates Holding AG, Class B	1,186	2,564,306
	Zuger Kantonalbank AG	700	5,017,843

TOTAL SWITZERLAND			1,028,031,648

UNITED KINGDOM — (0.1%)
	Stolt-Nielsen Ltd.	195,297	3,012,147
# *	TORM PLC, Class A	202,039	1,648,746

TOTAL UNITED KINGDOM			4,660,893

UNITED STATES — (0.0%)
*	Arko Corp.	135,431	1,294,368

TOTAL COMMON STOCKS			6,449,989,909

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Biotest AG	96,750	4,681,099
	Draegerwerk AG & Co. KGaA	65,997	5,199,849
	FUCHS PETROLUB SE	349,339	16,754,570
	Jungheinrich AG	364,914	18,505,718
	Sixt SE	119,845	11,874,154
	STO SE & Co. KGaA	15,899	3,578,507
	Villeroy & Boch AG	41,086	1,138,591

TOTAL GERMANY			61,732,488

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	497,492	0
# *	Porr AG Rights 11/03/21	75,457	12,299

TOTAL AUSTRIA			12,299

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,039	0

PORTUGAL — (0.0%)
*	Ibersol SGPS SA Rights 11/12/21	40,114	13,912

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (0.0%)
# *	Miquel y Costas & Miquel SA Rights 11/01/21	142,055	$715,382

TOTAL RIGHTS/WARRANTS			741,593

TOTAL INVESTMENT SECURITIES (Cost $4,543,679,052)			6,512,463,990

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@ §	The DFA Short Term Investment Fund	25,693,219	297,270,547

TOTAL INVESTMENTS — (100.0%) (Cost $4,840,922,007)			$6,809,734,537

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,970,956	—	$213,970,956
Belgium	$7,688,844	254,356,424	—	262,045,268
Canada	—	709,749	—	709,749
Denmark	—	359,699,369	—	359,699,369
Finland	—	394,584,226	—	394,584,226
France	—	710,226,064	$40,860	710,266,924
Germany	14,482,505	1,011,049,873	—	1,025,532,378
Ireland	—	66,283,628	—	66,283,628
Israel	1,561,556	224,433,559	—	225,995,115
Italy	—	562,534,507	—	562,534,507
Netherlands	—	455,552,298	—	455,552,298
Norway	—	138,643,309	—	138,643,309
Portugal	—	50,448,984	—	50,448,984
Spain	—	351,528,086	—	351,528,086
Sweden	—	598,208,203	—	598,208,203
Switzerland	6,841,780	1,021,189,868	—	1,028,031,648
United Kingdom	—	4,660,893	—	4,660,893
United States	—	1,294,368	—	1,294,368
Preferred Stocks
Germany	—	61,732,488	—	61,732,488
Rights/Warrants
Austria	—	12,299	—	12,299
Portugal	—	13,912	—	13,912
Spain	—	715,382	—	715,382
Securities Lending Collateral	—	297,270,547	—	297,270,547

TOTAL	$30,574,685	$6,779,118,992	$40,860^	$6,809,734,537

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (84.0%)
COMMUNICATION SERVICES — (1.2%)
*	AcuityAds Holdings, Inc.	101,377	$646,303
*	Aimia, Inc.	747,208	2,928,215
	Cogeco Communications, Inc.	79,382	6,817,641
	Cogeco, Inc.	28,934	1,925,972
#	Corus Entertainment, Inc., Class B	1,028,921	4,664,065
*	Enthusiast Gaming Holdings, Inc.	18,353	55,907
*	MDF Commerce, Inc.	42,774	199,077
*	TeraGo, Inc.	2,400	10,511
# *	WildBrain Ltd.	612,863	1,931,291
#	Yellow Pages Ltd.	105,820	1,213,305

TOTAL COMMUNICATION SERVICES			20,392,287

CONSUMER DISCRETIONARY — (5.3%)
*	Aritzia, Inc.	463,368	18,248,672
*	AutoCanada, Inc.	139,673	5,032,336
	BMTC Group, Inc.	20,581	221,342
*	Bragg Gaming Group, Inc.	4,700	37,597
# *	Canada Goose Holdings, Inc.	55,980	2,076,181
# *	Canada Goose Holdings, Inc.	235,947	8,753,634
*	Dorel Industries, Inc., Class B	109,158	1,966,890
	Exco Technologies Ltd.	164,124	1,294,320
*	Gamehost, Inc.	88,499	586,370
# *	Goodfood Market Corp.	29,234	179,524
	Leon’s Furniture Ltd.	171,679	3,495,726
	Linamar Corp.	249,534	13,724,773
	Martinrea International, Inc.	518,668	4,815,365
	MTY Food Group, Inc.	108,643	5,310,983
#	Park Lawn Corp.	185,122	5,522,547
	Pizza Pizza Royalty Corp.	165,479	1,569,751
*	Points International Ltd.	47,016	824,376
*	Points International Ltd.	14,661	253,489
	Pollard Banknote Ltd.	49,129	1,857,819
*	Recipe Unlimited Corp.	88,994	1,392,149
*	Reitmans Canada Ltd., Class A	125,155	108,206
#	Sleep Country Canada Holdings, Inc.	197,990	5,556,070
# *	Spin Master Corp.	148,575	5,142,981
*	Uni-Select, Inc.	234,916	3,380,619

TOTAL CONSUMER DISCRETIONARY			91,351,720

CONSUMER STAPLES — (4.4%)
*	Alcanna, Inc.	139,850	909,658
	Andrew Peller Ltd., Class A	168,200	1,153,861
	Corby Spirit & Wine Ltd.	87,267	1,257,954
	High Liner Foods, Inc.	102,188	1,085,789
#	Jamieson Wellness, Inc.	275,646	8,488,097
#	KP Tissue, Inc.	45,700	395,112
	Lassonde Industries, Inc., Class A	18,100	2,573,868
#	Maple Leaf Foods, Inc.	417,087	9,092,604
*	Mav Beauty Brands, Inc.	7,000	12,613
#	North West Co., Inc.	319,480	8,681,409
#	Premium Brands Holdings Corp., Class A	197,300	21,322,620
	Primo Water Corp.	813,424	12,948,006
	Primo Water Corp.	96,682	1,537,244
#	Rogers Sugar, Inc.	712,254	3,245,889

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
*	SunOpta, Inc.	19,534	$151,584
# *	SunOpta, Inc.	329,746	2,557,823

TOTAL CONSUMER STAPLES			75,414,131

ENERGY — (17.1%)
*	Advantage Energy Ltd.	1,194,867	6,767,952
# *	Africa Oil Corp.	1,333,299	2,143,879
	ARC Resources Ltd.	2,991,363	28,690,593
*	Athabasca Oil Corp.	2,177,410	1,794,569
	Birchcliff Energy Ltd.	1,616,675	8,686,885
#	Canacol Energy Ltd.	963,916	3,021,975
*	Cardinal Energy Ltd.	416,127	1,570,226
	CES Energy Solutions Corp.	1,312,438	2,046,708
	Computer Modelling Group Ltd.	464,145	2,032,697
	Crescent Point Energy Corp.	2,888,800	14,518,694
#	Crescent Point Energy Corp.	192,400	967,772
*	Crew Energy, Inc.	384,876	948,507
# *	Denison Mines Corp.	3,512,489	5,960,106
#	Enerflex Ltd.	510,065	4,348,082
# *	Energy Fuels, Inc.	347,960	2,744,091
#	Enerplus Corp.	1,287,055	12,188,336
#	Enerplus Corp.	28,353	268,503
# *	Ensign Energy Services, Inc.	741,132	1,221,646
# *	Fission Uranium Corp.	1,962,000	1,648,739
#	Freehold Royalties Ltd.	602,289	5,757,174
*	Frontera Energy Corp.	270,637	1,926,561
#	Gibson Energy, Inc.	940,791	18,958,733
# *	Gran Tierra Energy, Inc.	1,845,435	1,684,988
*	Headwater Exploration, Inc.	242,657	960,746
*	InPlay Oil Corp.	10,100	15,506
# *	Kelt Exploration Ltd.	773,541	3,125,166
#	Keyera Corp.	445,938	11,429,503
* ††	Lightstream Resources Ltd.	687,816	0
*	MEG Energy Corp.	2,470,617	22,138,932
	North American Construction Group Ltd.	121,744	2,095,303
#	North American Construction Group Ltd.	22,074	379,893
*	NuVista Energy Ltd.	1,107,388	5,485,042
	Ovintiv, Inc.	5,148	193,133
	Paramount Resources Ltd., Class A	389,930	6,518,791
#	Parex Resources, Inc.	786,291	15,267,108
#	Parkland Corp.	763,190	22,206,264
	Pason Systems, Inc.	395,944	2,943,346
#	Peyto Exploration & Development Corp.	930,313	7,336,664
	PHX Energy Services Corp.	98,928	399,677
*	Pine Cliff Energy Ltd.	87,000	56,238
#	PrairieSky Royalty Ltd.	1,064,207	13,096,212
*	Precision Drilling Corp.	67,941	3,007,819
# *	Precision Drilling Corp.	14,392	636,990
# *	Questerre Energy Corp., Class A	797,460	103,098
#	Secure Energy Services, Inc.	1,146,494	5,308,185
*	ShawCor Ltd.	371,654	1,600,611
*	Storm Resources Ltd.	169,823	757,452
*	Surge Energy, Inc.	13,859	60,357
*	Tamarack Valley Energy Ltd.	1,165,080	3,389,050
	TerraVest Industries, Inc.	4,300	90,162
	Tidewater Midstream & Infrastructure Ltd.	1,346,778	1,621,444
*	Total Energy Services, Inc.	233,040	945,267
# *	Touchstone Exploration, Inc.	28,397	43,366
*	TransGlobe Energy Corp.	46,857	124,563

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Trican Well Service Ltd.	1,182,224	$3,314,737
# *	Vermilion Energy, Inc.	716,524	7,769,677
*	Vermilion Energy, Inc.	233,451	2,530,609
#	Whitecap Resources, Inc.	3,150,760	18,915,763
# *	Yangarra Resources Ltd.	323,471	509,671

TOTAL ENERGY			294,273,761

FINANCIALS — (9.6%)
	AGF Management Ltd., Class B	333,248	2,124,537
#	Alaris Equity Partners Income	153,883	2,305,261
#	Canaccord Genuity Group, Inc.	514,390	5,951,895
#	Canadian Western Bank	475,702	15,217,390
#	Chesswood Group Ltd.	56,542	610,147
	CI Financial Corp.	967,840	22,068,879
	Clairvest Group, Inc.	1,900	91,492
#	ECN Capital Corp.	2,488,693	21,637,311
	E-L Financial Corp. Ltd.	7,178	5,248,884
#	Element Fleet Management Corp.	1,811,383	19,685,764
	Equitable Group, Inc.	126,484	7,899,118
#	Fiera Capital Corp., Class A	359,719	3,086,794
#	Firm Capital Mortgage Investment Corp.	185,919	2,197,798
	First National Financial Corp.	79,319	2,669,389
	goeasy Ltd.	45,560	7,139,549
# *	GoldMoney, Inc.	125,000	240,385
	Guardian Capital Group Ltd., Class A	92,214	2,577,313
# *	Home Capital Group, Inc., Class B	303,217	9,839,362
	iA Financial Corp., Inc.	87,275	5,162,737
	Kingsway Financial Services, Inc.	13,070	71,625
#	Laurentian Bank of Canada	412,090	13,875,073
# *	RF Capital Group, Inc.	170,238	291,616
#	Sprott, Inc.	127,333	5,180,348
#	Sprott, Inc.	10,701	434,568
	Timbercreek Financial Corp.	529,052	4,159,402
*	Trisura Group Ltd.	190,120	6,425,921
	VersaBank	900	10,748

TOTAL FINANCIALS			166,203,306

HEALTH CARE — (1.2%)
#	Andlauer Healthcare Group, Inc.	18,840	734,054
*	Aptose Biosciences, Inc.	11,500	23,881
*	Aptose Biosciences, Inc.	63,621	130,423
# *	Aurora Cannabis, Inc.	188,800	1,252,463
# *	Aurora Cannabis, Inc.	169,500	1,123,785
*	Charlottes Web Holdings, Inc.	49,894	81,437
# *	Cronos Group, Inc.	498,909	2,589,338
#	Extendicare, Inc.	506,839	2,965,024
# *	HEXO Corp.	77,100	113,337
	HLS Therapeutics, Inc.	16,100	247,172
*	Knight Therapeutics, Inc.	808,695	3,358,672
#	Medical Facilities Corp.	163,242	1,218,775
# *	Oncolytics Biotech, Inc.	33,485	68,309
*	Opsens, Inc.	6,100	14,984
# *	Organigram Holdings, Inc.	503,390	1,112,492
*	Organigram Holdings, Inc.	599,701	1,322,870
#	Sienna Senior Living, Inc.	332,956	3,817,587
*	Trillium Therapeutics, Inc.	31,800	575,309
*	Trillium Therapeutics, Inc.	8,800	159,368
*	Viemed Healthcare, Inc.	24,347	139,676

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
*	Viemed Healthcare, Inc.	50,402	$288,803
	Zenith Capital Corp.	111,820	28,976

TOTAL HEALTH CARE			21,366,735

INDUSTRIALS — (10.3%)
	Aecon Group, Inc.	342,354	5,106,541
#	AG Growth International, Inc.	136,123	2,991,714
	Algoma Central Corp.	48,800	679,005
# *	ATS Automation Tooling Systems, Inc.	441,354	15,017,305
#	Badger Infrastructure Solutions Ltd.	167,591	4,624,461
#	Bird Construction, Inc.	286,252	2,331,464
*	Black Diamond Group Ltd.	237,417	869,020
*	Bombardier, Inc., Class A	184,650	310,336
# *	Bombardier, Inc., Class B	6,140,801	9,874,106
	Calian Group Ltd.	50,690	2,523,032
	Dexterra Group, Inc.	162,543	1,175,467
# *	DIRTT Environmental Solutions	310,570	1,003,781
#	Doman Building Materials Group Ltd.	337,453	1,848,684
	Exchange Income Corp.	113,793	3,916,921
	Finning International, Inc.	890,113	26,352,408
*	GDI Integrated Facility Services, Inc.	37,021	1,561,786
	Hardwoods Distribution, Inc.	59,241	1,981,242
*	Heroux-Devtek, Inc.	245,951	3,666,610
*	IBI Group, Inc.	120,500	1,170,338
	K-Bro Linen, Inc.	61,553	1,842,213
	LifeWorks, Inc.	401,948	10,389,719
	Magellan Aerospace Corp.	114,378	979,643
#	Mullen Group Ltd.	446,365	4,616,574
#	NFI Group, Inc.	325,072	6,587,594
*	Patriot One Technologies, Inc.	120,000	45,087
	Richelieu Hardware Ltd.	361,973	12,778,442
#	Russel Metals, Inc.	339,623	8,954,346
#	Savaria Corp.	185,714	2,930,668
#	SNC-Lavalin Group, Inc.	655,742	17,638,697
	Stantec, Inc.	287,574	15,893,715
	Wajax Corp.	104,085	2,078,168
*	Westport Fuel Systems, Inc.	33,123	108,975
#	Westshore Terminals Investment Corp.	262,257	5,672,770

TOTAL INDUSTRIALS			177,520,832

INFORMATION TECHNOLOGY — (2.7%)
	Absolute Software Corp.	303,292	3,406,399
*	Celestica, Inc.	36,408	357,527
*	Celestica, Inc.	580,305	5,720,524
*	Descartes Systems Group, Inc.	23,881	1,952,749
	Enghouse Systems Ltd.	263,395	11,422,438
	Evertz Technologies Ltd.	146,939	1,682,390
# *	Kinaxis, Inc.	99,954	15,513,223
#	Quarterhill, Inc.	586,379	1,203,460
# *	Sierra Wireless, Inc.	241,452	4,046,311
	TECSYS, Inc.	14,563	658,842
	Vecima Networks, Inc.	6,059	79,311
*	VIQ Solutions, Inc.	9,600	23,581

TOTAL INFORMATION TECHNOLOGY			46,066,755

MATERIALS — (20.7%)
*	5N Plus, Inc.	414,065	1,030,479
#	Acadian Timber Corp.	65,067	968,434

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	AirBoss of America Corp.	112,538	$2,928,025
	Alamos Gold, Inc., Class A	2,157,397	16,002,666
	Alamos Gold, Inc., Class A	2,642	19,656
#	Altius Minerals Corp.	208,691	2,665,970
# *	Americas Gold & Silver Corp.	86,596	81,167
*	Amerigo Resources Ltd.	189,208	198,748
*	Argonaut Gold, Inc.	1,706,606	4,329,948
*	Aya Gold & Silver, Inc.	16,800	125,158
#	B2Gold Corp.	2,045,993	8,447,822
	B2Gold Corp.	1,728,490	7,155,949
# *	Calibre Mining Corp.	231,489	276,829
# *	Canfor Corp.	341,978	7,084,935
*	Canfor Pulp Products, Inc.	138,951	754,485
# *	Capstone Mining Corp.	2,456,528	10,301,697
#	Cascades, Inc.	495,489	5,741,203
#	Centerra Gold, Inc.	1,270,606	9,527,493
	China Gold International Resources Corp. Ltd.	1,488,085	4,292,553
# *	Copper Mountain Mining Corp.	690,855	2,121,242
#	Dundee Precious Metals, Inc.	972,180	6,394,267
*	Eldorado Gold Corp.	664,263	5,941,653
*	Eldorado Gold Corp.	111,244	996,746
#	Endeavour Mining PLC	421,513	10,708,128
# *	Endeavour Silver Corp.	360,197	1,816,119
# *	Equinox Gold Corp.	575,917	4,271,914
*	Equinox Gold Corp.	88,657	658,722
# *	ERO Copper Corp.	305,622	5,702,014
#	First Majestic Silver Corp.	662,041	8,387,853
#	First Majestic Silver Corp.	272,599	3,453,829
# *	First Mining Gold Corp.	749,400	181,658
# *	Fortuna Silver Mines, Inc.	916,599	4,443,759
*	Fortuna Silver Mines, Inc.	437,641	2,126,935
*	Freegold Ventures Ltd.	9,000	3,163
# *	Galiano Gold, Inc.	696,057	528,679
# *	GoGold Resources, Inc.	62,609	174,026
*	Gold Standard Ventures Corp.	10,700	5,015
*	Golden Star Resources Ltd.	374,657	1,171,560
# *	Great Panther Mining Ltd.	91,900	41,584
* ††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	153,070	1,065,367
#	Hudbay Minerals, Inc.	1,055,906	7,363,016
# *	i-80 Gold Corp.	399,340	964,792
# *	IAMGOLD Corp.	2,197,656	6,055,274
*	IAMGOLD Corp.	599,837	1,661,548
# *	Imperial Metals Corp.	381,251	1,232,227
#	Interfor Corp.	357,541	8,187,388
	Intertape Polymer Group, Inc.	292,647	6,649,348
*	Ivanhoe Mines Ltd., Class A	848,150	6,654,441
*	Karora Resources, Inc.	410,857	1,467,346
#	Labrador Iron Ore Royalty Corp.	309,669	8,965,288
# *	Largo Resources Ltd.	65,149	812,785
# *	Largo Resources Ltd.	5,436	67,678
# *	Lucara Diamond Corp.	1,586,273	769,040
*	Lundin Gold, Inc.	95,394	873,315
# *	MAG Silver Corp.	15,600	310,714
*	MAG Silver Corp.	42,650	852,147
# *	Major Drilling Group International, Inc.	667,650	4,806,692
*	Mandalay Resources Corp.	464	861
*	Marathon Gold Corp.	147,500	333,710
	Maverix Metals, Inc.	9,022	43,229

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Maverix Metals, Inc.	44,020	$212,176
#	Methanex Corp.	208,917	9,358,725
	Methanex Corp.	127,282	5,699,688
	Neo Performance Materials, Inc.	9,364	144,364
# *	New Gold, Inc.	3,469,405	4,877,800
# *	Northern Dynasty Minerals Ltd.	76,877	33,544
*	OceanaGold Corp.	3,696,713	6,899,973
* ††	Orbite Technologies, Inc.	73,500	0
	Osisko Gold Royalties Ltd.	614,967	7,766,592
#	Osisko Gold Royalties Ltd.	15,020	189,703
# *	Osisko Mining, Inc.	705,518	1,522,086
*	PolyMet Mining Corp.	64,208	215,307
# *	Pretium Resources, Inc.	369,604	4,464,816
*	Pretium Resources, Inc.	537,202	6,497,991
# *	Sabina Gold & Silver Corp.	1,438,714	1,639,130
# *	Sandstorm Gold Ltd.	904,360	5,721,670
*	Sandstorm Gold Ltd.	285,675	1,808,323
# *	Seabridge Gold, Inc.	115,446	2,131,497
# *	Seabridge Gold, Inc.	157,498	2,904,263
*	Sierra Metals, Inc.	6,100	12,383
	SSR Mining, Inc.	988,019	15,583,490
#	SSR Mining, Inc.	184,815	2,916,381
#	Stelco Holdings, Inc.	190,152	6,602,159
	Stella-Jones, Inc.	301,231	10,814,232
# *	Taseko Mines Ltd.	1,778,225	3,750,135
*	Torex Gold Resources, Inc.	458,504	5,331,183
#	Transcontinental, Inc., Class A	390,637	6,186,559
# *	Treasury Metals, Inc.	25,002	16,162
# *	Trevali Mining Corp.	2,559,289	475,627
*	Turquoise Hill Resources Ltd.	212,458	2,691,843
*	Turquoise Hill Resources Ltd.	307,670	3,898,074
*	Victoria Gold Corp.	20,843	319,483
# *	Wallbridge Mining Co. Ltd.	350,615	147,317
# *	Wesdome Gold Mines Ltd.	749,214	6,737,841
	Western Forest Products, Inc.	1,907,526	3,298,405
#	Winpak Ltd.	148,779	4,655,956
#	Yamana Gold, Inc.	4,784,888	18,790,042
	Yamana Gold, Inc.	588,814	2,325,815

TOTAL MATERIALS			356,839,024

REAL ESTATE — (3.5%)
#	Altus Group Ltd.	261,893	13,735,839
	Bridgemarq Real Estate Services	53,069	733,258
	Colliers International Group, Inc.	134,012	19,441,269
	Colliers International Group, Inc.	4,163	605,175
	DREAM Unlimited Corp., Class A	246,187	6,146,718
	Information Services Corp.	27,705	616,736
# *	Invesque, Inc.	191,266	388,270
*	Mainstreet Equity Corp.	31,349	2,798,764
	Melcor Developments Ltd.	55,340	648,376
	Morguard Corp.	22,184	2,447,661
# *	Real Matters, Inc.	350,220	2,560,998
#	Tricon Residential, Inc.	706,476	10,280,893

TOTAL REAL ESTATE			60,403,957

UTILITIES — (8.0%)
#	AltaGas Ltd.	508,361	10,523,763
	Atco Ltd., Class I	392,922	13,334,457

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
#	Boralex, Inc., Class A	549,954	$17,019,423
#	Brookfield Infrastructure Corp., Class A	337,306	20,446,587
#	Capital Power Corp.	771,649	25,345,452
#	Innergex Renewable Energy, Inc.	652,084	10,854,015
*	Maxim Power Corp.	61,434	160,832
	Polaris Infrastructure, Inc.	115,463	1,718,511
#	Superior Plus Corp.	829,579	9,230,206
	TransAlta Corp.	16,789	188,373
	TransAlta Corp.	1,784,708	20,015,956
#	TransAlta Renewables, Inc.	614,934	9,102,772

TOTAL UTILITIES			137,940,347

TOTAL COMMON STOCKS			1,447,772,855

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	41,142	308,498

MATERIALS — (0.0%)
*	Treasury Metals, Inc. Warrants 08/07/23	1	0

TOTAL RIGHTS/WARRANTS			308,498

TOTAL INVESTMENT SECURITIES (Cost $1,069,056,866)			1,448,081,353

			Value†
SECURITIES LENDING COLLATERAL — (16.0%)
@ §	The DFA Short Term Investment Fund	23,890,671	276,415,069

TOTAL INVESTMENTS — (100.0%) (Cost $1,345,455,217)			$1,724,496,422

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,392,287	—	—	$20,392,287
Consumer Discretionary	91,314,123	$37,597	—	91,351,720
Consumer Staples	75,414,131	—	—	75,414,131
Energy	294,213,404	60,357	—	294,273,761
Financials	166,203,306	—	—	166,203,306
Health Care	19,490,590	1,876,145	—	21,366,735
Industrials	177,520,832	—	—	177,520,832
Information Technology	46,066,755	—	—	46,066,755
Materials	356,051,981	787,043	—	356,839,024
Real Estate	60,403,957	—	—	60,403,957
Utilities	137,940,347	—	—	137,940,347
Rights/Warrants
Energy	—	308,498	—	308,498
Securities Lending Collateral	—	276,415,069	—	276,415,069

TOTAL	$1,445,011,713	$279,484,709	—	$1,724,496,422

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (3.0%)
	Ambev SA, ADR	2,170,950	$6,426,012
*	Americanas SA	199,121	1,047,857
	Atacadao SA	608,689	1,794,639
	B3 SA - Brasil Bolsa Balcao	2,833,971	5,980,473
	Banco Bradesco SA	720,380	2,169,896
	Banco BTG Pactual SA	541,804	2,164,797
	Banco do Brasil SA	697,650	3,522,985
	Banco Inter SA	78,934	161,957
	Banco Santander Brasil SA	214,624	1,308,173
	BB Seguridade Participacoes SA	478,843	1,874,206
*	Braskem SA, Sponsored ADR	67,098	1,299,688
*	BRF SA	624,423	2,570,138
	CCR SA	1,918,917	3,886,251
	Centrais Eletricas Brasileiras SA	133,977	803,083
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	1,796,361
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	257,260
	Cia Energetica de Minas Gerais	166,025	488,914
	Cia Paranaense de Energia, Sponsored ADR	17,400	88,914
	Cia Paranaense de Energia	39,800	205,918
	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	2,223,828
	Cia Siderurgica Nacional SA	201,965	815,189
	Cosan SA	519,496	1,821,614
	CPFL Energia SA	146,500	682,947
	Energisa SA	228,135	1,601,529
*	Eneva SA	222,000	566,427
	Engie Brasil Energia SA	142,776	984,339
	Equatorial Energia SA	1,008,121	4,086,929
	Gerdau SA, Sponsored ADR	750,154	3,548,228
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	41,451
Ω	Hapvida Participacoes e Investimentos SA	467,407	955,717
	Hypera SA	368,936	1,834,286
	Itau Unibanco Holding SA	217,203	809,345
	JBS SA	907,200	6,277,005
*	Klabin SA	1,184,590	4,814,929
	Localiza Rent a Car SA	284,714	2,285,259
	Lojas Americanas SA	153,211	133,834
	Lojas Renner SA	822,247	4,695,599
	Magazine Luiza SA	1,132,402	2,168,976
*	Natura & Co. Holding SA	519,291	3,579,223
	Neoenergia SA	13,100	35,978
	Notre Dame Intermedica Participacoes SA	191,892	2,182,152
*	Petro Rio SA	599,305	2,492,237
	Petroleo Brasileiro SA, Sponsored ADR	1,257,307	12,082,720
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,237,811
	Petroleo Brasileiro SA	2,733,556	13,401,874
	Porto Seguro SA	352,474	1,457,660
	Raia Drogasil SA	676,185	2,785,588
*	Rumo SA	1,345,731	3,812,722
	Sendas Distribuidora SA	1,324,200	3,587,480
*	Suzano SA	480,607	4,192,261
# *	Suzano SA, Sponsored ADR	74,273	651,373
	Telefonica Brasil SA	248,062	2,000,741
	TIM SA	1,144,280	2,274,854
	TOTVS SA	323,491	1,877,736
	Ultrapar Participacoes SA	396,163	916,037
	Usinas Siderurgicas de Minas Gerais SA Usiminas	40,000	91,286
	Vale SA, Sponsored ADR	492,462	6,269,048

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA	2,960,013	$37,557,408
	Vibra Energia SA	659,755	2,452,543
	WEG SA	772,566	5,064,840
*	XP, Inc.	58,513	1,918,028

TOTAL BRAZIL			191,116,553

CHILE — (0.4%)
	Aguas Andinas SA, Class A	46,865	8,937
	Banco de Chile, ADR	128,473	2,220,001
	Banco de Credito e Inversiones SA	44,964	1,514,592
	Banco Santander Chile, ADR	78,503	1,391,073
	CAP SA	95,505	945,800
	Cencosud SA	2,030,933	2,970,410
	Cencosud Shopping SA	306,396	296,438
	Cia Cervecerias Unidas SA	9,080	76,075
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	381,050
	Cia Sud Americana de Vapores SA	24,425,440	1,587,463
	Colbun SA	6,066,618	418,297
	Embotelladora Andina SA, ADR, Class B	24,029	294,836
	Empresa Nacional de Telecomunicaciones SA	248,695	853,003
	Empresas CMPC SA	882,894	1,629,090
	Empresas COPEC SA	199,016	1,565,541
#	Enel Americas SA, ADR	531,039	3,005,681
#	Enel Chile SA, ADR	612,583	1,329,305
	Falabella SA	296,510	819,772
	Plaza SA	228,768	228,327
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	94,021	5,160,813

TOTAL CHILE			26,696,504

CHINA — (31.5%)
*	360 Security Technology, Inc., Class A	409,600	770,546
*	51job, Inc., ADR	36,065	2,148,031
	AAC Technologies Holdings, Inc.	1,726,500	7,462,306
	Addsino Co. Ltd., Class A	129,000	309,789
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	283,882
	AECC Aviation Power Co. Ltd., Class A	79,700	736,435
	Agile Group Holdings Ltd.	2,346,000	1,839,130
	Agricultural Bank of China Ltd., Class H	23,317,000	7,923,285
	Aier Eye Hospital Group Co. Ltd., Class A	226,236	1,710,968
*	Air China Ltd., Class H	1,830,000	1,287,446
*	Alibaba Group Holding Ltd., Sponsored ADR	929,746	153,352,305
*	Alibaba Group Holding Ltd.	714,100	14,683,794
*	Alibaba Health Information Technology Ltd.	2,164,000	2,709,735
Ω	A-Living Smart City Services Co. Ltd.	58,500	194,190
*	Aluminum Corp. of China Ltd., ADR	21,075	316,125
*	Aluminum Corp. of China Ltd., Class H	7,152,000	4,304,004
	Angang Steel Co. Ltd., Class H	468,000	251,563
	Angel Yeast Co. Ltd., Class A	106,100	922,750
	Anhui Anke Biotechnology Group Co. Ltd., Class A	38,520	73,789
	Anhui Conch Cement Co. Ltd., Class H	2,516,500	12,443,855
	Anhui Gujing Distillery Co. Ltd., Class A	18,116	643,845
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,819	348,536
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	671,249
	Anhui Yingjia Distillery Co. Ltd., Class A	74,000	702,137
	ANTA Sports Products Ltd.	781,000	12,100,595
	Apeloa Pharmaceutical Co. Ltd., Class A	163,520	887,573
	Asymchem Laboratories Tianjin Co. Ltd., Class A	7,200	447,749
	Autobio Diagnostics Co. Ltd., Class A	47,984	410,638

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co. Ltd., Class A	112,776	$616,961
	AVIC Electromechanical Systems Co. Ltd., Class A	155,700	369,414
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	199,379
	AVICOPTER PLC, Class A	22,704	223,173
	Bafang Electric Suzhou Co. Ltd., Class A	8,500	316,993
*	Baidu, Inc., Sponsored ADR	137,226	22,263,546
*	Baidu, Inc., Class A	766,950	15,671,958
	Bank of Beijing Co. Ltd., Class A	1,062,508	735,412
	Bank of Changsha Co. Ltd., Class A	436,484	548,649
	Bank of Chengdu Co. Ltd., Class A	441,950	881,476
	Bank of China Ltd., Class H	39,731,181	14,060,927
	Bank of Communications Co. Ltd., Class H	10,379,515	6,174,594
	Bank of Guiyang Co. Ltd., Class A	515,395	543,741
	Bank of Hangzhou Co. Ltd., Class A	352,304	785,814
	Bank of Jiangsu Co. Ltd., Class A	742,270	729,418
	Bank of Nanjing Co. Ltd., Class A	787,380	1,193,459
	Bank of Ningbo Co. Ltd., Class A	288,493	1,719,880
	Bank of Shanghai Co. Ltd., Class A	713,983	813,481
	Bank of Suzhou Co. Ltd., Class A	323,800	348,776
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	1,129,170
# *	BeiGene Ltd., ADR	741	265,071
*	BeiGene Ltd.	191,700	5,301,005
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	429,892
	Beijing Dabeinong Technology Group Co. Ltd., Class A	404,252	542,101
	Beijing Easpring Material Technology Co. Ltd., Class A	34,600	478,952
	Beijing Enlight Media Co. Ltd., Class A	221,406	323,957
	Beijing New Building Materials PLC, Class A	172,803	761,482
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	860,281
	Beijing Originwater Technology Co. Ltd., Class A	293,800	319,778
	Beijing Shiji Information Technology Co. Ltd., Class A	87,729	324,707
*	Beijing Shougang Co. Ltd., Class A	257,300	231,399
	Beijing Shunxin Agriculture Co. Ltd., Class A	62,300	317,279
	Beijing Tiantan Biological Products Corp. Ltd., Class A	64,347	290,438
	Beijing Tongrentang Co. Ltd., Class A	36,400	182,411
	Beijing United Information Technology Co. Ltd., Class A	8,800	154,110
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	441,728
	Betta Pharmaceuticals Co. Ltd., Class A	19,406	239,990
	BGI Genomics Co. Ltd., Class A	55,500	772,115
*	Bilibili, Inc., Class Z	63,320	4,639,828
	BOC International China Co. Ltd., Class A	179,500	372,427
	BOE Technology Group Co. Ltd., Class A	2,001,800	1,537,947
#	Bosideng International Holdings Ltd.	3,082,000	2,388,098
*	BTG Hotels Group Co. Ltd., Class A	44,400	169,657
	BYD Co. Ltd., Class H	514,386	19,674,020
	By-health Co. Ltd., Class A	124,793	496,766
	C&S Paper Co. Ltd., Class A	148,000	393,797
	Caitong Securities Co. Ltd., Class A	421,300	675,171
* Ω	CanSino Biologics, Inc., Class H	39,000	997,409
	CECEP Solar Energy Co. Ltd., Class A	241,000	420,101
	CECEP Wind-Power Corp., Class A	356,800	411,278
	Centre Testing International Group Co. Ltd., Class A	27,300	117,681
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,318,798
	Chacha Food Co. Ltd., Class A	31,000	276,121
	Changchun High & New Technology Industry Group, Inc., Class A	20,700	882,596
	Changjiang Securities Co. Ltd., Class A	649,070	734,134
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,700	632,415
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	873,815
	Chengtun Mining Group Co. Ltd., Class A	229,600	366,964
*	Chengxin Lithium Group Co. Ltd., Class A	32,529	293,803

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	203,200	$516,325
	China Baoan Group Co. Ltd., Class A	129,234	423,908
	China Cinda Asset Management Co. Ltd., Class H	3,106,000	518,534
	China CITIC Bank Corp. Ltd., Class H	9,190,928	4,031,597
	China Coal Energy Co. Ltd., Class H	3,786,777	2,310,257
††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	652,593
	China Conch Venture Holdings Ltd.	1,567,000	7,614,594
	China Construction Bank Corp., Class H	79,728,590	54,261,738
	China CSSC Holdings Ltd., Class A	45,800	160,933
# *	China Eastern Airlines Corp. Ltd., ADR	11,904	230,104
*	China Eastern Airlines Corp. Ltd., Class H	3,082,000	1,209,234
	China Everbright Bank Co. Ltd., Class H	4,752,000	1,671,093
Ω	China Feihe Ltd.	5,705,000	9,471,978
	China Galaxy Securities Co. Ltd., Class H	5,850,000	3,257,141
	China Gas Holdings Ltd.	6,299,200	15,722,928
	China Great Wall Securities Co. Ltd., Class A	196,900	351,748
	China Greatwall Technology Group Co. Ltd., Class A	182,800	384,440
	China Hongqiao Group Ltd.	4,467,000	4,963,065
Ω	China International Capital Corp. Ltd., Class H	2,061,200	5,103,054
	China International Marine Containers Group Co. Ltd., Class H	524,820	1,039,815
	China Jushi Co. Ltd., Class A	396,469	1,184,425
#	China Life Insurance Co. Ltd., ADR	455,615	3,927,401
	China Life Insurance Co. Ltd., Class H	1,945,000	3,378,989
* Ω	China Literature Ltd.	337,200	2,339,653
	China Longyuan Power Group Corp. Ltd., Class H	2,872,000	6,717,712
	China Mengniu Dairy Co. Ltd.	2,224,000	14,150,339
	China Merchants Bank Co. Ltd., Class H	3,434,554	28,782,038
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	434,316
# Ω	China Merchants Securities Co. Ltd., Class H	535,860	846,618
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	459,273	749,062
	China Minmetals Rare Earth Co. Ltd., Class A	41,491	246,071
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,910,558
	China Molybdenum Co. Ltd., Class H	5,004,966	3,094,083
	China National Building Material Co. Ltd., Class H	10,930,000	13,698,492
	China National Medicines Corp. Ltd., Class A	31,900	151,961
	China National Nuclear Power Co. Ltd., Class A	1,600,390	1,715,181
	China National Software & Service Co. Ltd., Class A	20,300	162,735
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	1,058,813
	China Oilfield Services Ltd., Class H	4,074,000	3,896,236
	China Overseas Land & Investment Ltd.	7,665,500	16,906,687
	China Pacific Insurance Group Co. Ltd., Class H	4,918,400	15,039,840
	China Petroleum & Chemical Corp., ADR	52,089	2,535,678
	China Petroleum & Chemical Corp., Class H	12,896,800	6,283,743
	China Railway Group Ltd., Class H	7,014,000	3,426,305
Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,390,000	838,423
	China Resources Beer Holdings Co. Ltd.	1,137,611	9,393,069
	China Resources Cement Holdings Ltd.	6,186,000	5,201,833
	China Resources Gas Group Ltd.	2,140,000	11,486,106
#	China Resources Land Ltd.	5,690,666	22,110,902
	China Resources Power Holdings Co. Ltd.	2,194,517	5,679,899
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	110,058	414,917
	China Shenhua Energy Co. Ltd., Class H	5,763,500	12,393,224
*	China Southern Airlines Co. Ltd., Sponsored ADR	7,704	232,969
# *	China Southern Airlines Co. Ltd., Class H	1,720,000	1,045,953
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,398,617
	China Suntien Green Energy Corp. Ltd., Class H	673,000	534,877
	China Taiping Insurance Holdings Co. Ltd.	3,127,306	4,758,791
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	3,832,275
Ω	China Tower Corp. Ltd., Class H	65,824,000	8,530,708

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China TransInfo Technology Co. Ltd., Class A	145,530	$304,127
	China Vanke Co. Ltd., Class H	3,341,320	7,806,757
	China Yangtze Power Co. Ltd., Class A	748,847	2,488,648
	China Zhenhua Group Science & Technology Co. Ltd., Class A	36,400	589,488
#	China Zheshang Bank Co. Ltd., Class H	82,000	32,981
*	Chongqing Brewery Co. Ltd., Class A	21,500	504,381
	Chongqing Changan Automobile Co. Ltd., Class A	186,420	570,147
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	947,498
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,958,647
	Chow Tai Seng Jewellery Co. Ltd., Class A	82,704	244,124
	CIFI Holdings Group Co. Ltd.	4,041,191	2,243,177
	CITIC Ltd.	4,725,000	4,733,483
	CITIC Securities Co. Ltd., Class H	2,142,000	5,438,446
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	144,300	310,884
	CNOOC Energy Technology & Services Ltd., Class A	406,800	183,634
	Contemporary Amperex Technology Co. Ltd., Class A	61,920	6,202,652
# *	COSCO SHIPPING Holdings Co. Ltd., Class H	3,966,299	6,143,429
	Country Garden Holdings Co. Ltd.	15,537,519	14,620,914
	Country Garden Services Holdings Co. Ltd.	1,136,492	8,749,261
Ω	CSC Financial Co. Ltd., Class H	1,105,500	1,168,604
	CSG Holding Co. Ltd., Class A	225,400	318,574
	CSPC Pharmaceutical Group Ltd.	17,069,200	17,811,704
	Daan Gene Co. Ltd., Class A	171,580	515,513
Ω	Dali Foods Group Co. Ltd.	4,627,500	2,576,507
	Daqin Railway Co. Ltd., Class A	883,060	876,201
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	94,095	519,920
	Datang International Power Generation Co. Ltd., Class H	2,826,000	510,735
	DHC Software Co. Ltd., Class A	290,300	314,860
	Do-Fluoride New Materials Co. Ltd., Class A	31,200	303,485
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	270,074
	Dongfang Electric Corp. Ltd., Class H	151,800	242,216
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	1,328,115
	Dongxing Securities Co. Ltd., Class A	323,718	554,436
	East Money Information Co. Ltd., Class A	325,440	1,673,578
	Ecovacs Robotics Co. Ltd., Class A	14,400	386,088
	ENN Energy Holdings Ltd.	561,700	9,677,236
	ENN Natural Gas Co. Ltd., Class A	245,000	705,345
* Ω	ESR Cayman Ltd.	965,200	3,123,257
	Eve Energy Co. Ltd., Class A	38,105	675,439
# Ω	Everbright Securities Co. Ltd., Class H	512,600	400,320
	Fangda Carbon New Material Co. Ltd., Class A	374,324	629,084
	FAW Jiefang Group Co. Ltd.	112,300	183,062
	First Capital Securities Co. Ltd., Class A	320,000	341,506
	Flat Glass Group Co. Ltd., Class H	412,000	2,208,596
	Focus Media Information Technology Co. Ltd., Class A	1,270,900	1,456,370
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	182,121	3,334,859
	Fosun International Ltd.	3,325,222	3,895,888
	Founder Securities Co. Ltd., Class A	411,200	524,333
	Fu Jian Anjoy Foods Co. Ltd., Class A	14,400	454,978
	Fujian Funeng Co. Ltd., Class A	31,900	89,190
	Fujian Sunner Development Co. Ltd., Class A	215,363	756,088
# *	Futu Holdings Ltd., ADR	58,356	3,123,213
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	791,200	4,555,490
Ω	Ganfeng Lithium Co. Ltd., Class H	82,800	1,551,315
	G-bits Network Technology Xiamen Co. Ltd., Class A	11,400	608,553
* ††	GCL-Poly Energy Holdings Ltd.	20,189,000	3,853,308
	GD Power Development Co. Ltd., Class A	229,600	99,971
# *	GDS Holdings Ltd., ADR	45,771	2,718,797
*	GDS Holdings Ltd., Class A	324,600	2,437,758

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Geely Automobile Holdings Ltd.	8,400,000	$29,153,372
	GEM Co. Ltd., Class A	143,076	243,354
	Gemdale Corp., Class A	343,800	545,237
*	Genscript Biotech Corp.	660,000	2,920,419
	GF Securities Co. Ltd., Class H	1,723,400	2,923,086
	Giant Network Group Co. Ltd., Class A	153,702	238,402
	Gigadevice Semiconductor Beijing, Inc., Class A	23,374	619,815
	Ginlong Technologies Co. Ltd., Class A	12,550	547,714
	GoerTek, Inc., Class A	198,500	1,348,179
*	Gotion High-tech Co. Ltd., Class A	68,900	634,520
	Grandblue Environment Co. Ltd., Class A	4,600	15,879
	Great Wall Motor Co. Ltd., Class H	2,087,000	9,390,549
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	915,723
	Greenland Holdings Corp. Ltd., Class A	547,575	351,767
	GRG Banking Equipment Co. Ltd., Class A	218,700	353,722
	Guangdong Haid Group Co. Ltd., Class A	89,300	914,889
*	Guangdong HEC Technology Holding Co. Ltd., Class A	116,900	193,864
	Guangdong Investment Ltd.	2,818,000	3,543,247
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	12,200	253,210
*	Guanghui Energy Co. Ltd., Class A	764,600	789,101
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	31,093
	Guangzhou Automobile Group Co. Ltd., Class H	2,971,162	2,804,657
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	190,000	480,353
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	327,557
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	24,501	439,757
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	37,300	442,372
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	28,820	741,673
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	225,855	272,669
	Guosen Securities Co. Ltd., Class A	186,700	332,764
* Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	647,662
	Guoyuan Securities Co. Ltd., Class A	512,240	593,453
	Haier Smart Home Co. Ltd., Class A	258,200	1,097,143
	Haier Smart Home Co. Ltd., Class H	3,771,200	14,042,790
	Haitong Securities Co. Ltd., Class H	4,550,800	4,048,488
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	97,808	489,769
	Hangzhou First Applied Material Co. Ltd., Class A	57,665	1,294,072
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	132,600	537,593
	Hangzhou Robam Appliances Co. Ltd., Class A	111,100	543,513
	Hangzhou Silan Microelectronics Co. Ltd., Class A	18,600	179,367
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	322,114
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	100,800	1,965,965
	Han’s Laser Technology Industry Group Co. Ltd., Class A	128,617	862,705
Ω	Hansoh Pharmaceutical Group Co. Ltd.	704,000	1,565,071
	Haohua Chemical Science & Technology Co. Ltd., Class A	26,400	133,757
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	20,700	69,554
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	410,063
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	375,904
	Henan Shenhuo Coal & Power Co. Ltd., Class A	210,300	312,096
	Henan Shuanghui Investment & Development Co. Ltd., Class A	281,129	1,295,465
#	Hengan International Group Co. Ltd.	1,684,500	8,803,083
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	178,421	393,502
	Hengli Petrochemical Co. Ltd., Class A	430,900	1,485,894
	Hengyi Petrochemical Co. Ltd., Class A	347,388	594,526
	Hesteel Co. Ltd., Class A	990,453	380,594
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	561,822
	Hongfa Technology Co. Ltd., Class A	71,093	822,582
	Hongta Securities Co. Ltd., Class A	78,520	137,735
	Hopson Development Holdings Ltd.	177,210	480,871
* Ω	Hua Hong Semiconductor Ltd.	316,000	1,585,770

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaan Securities Co. Ltd., Class A	357,710	$285,782
	Huadong Medicine Co. Ltd., Class A	150,000	856,364
	Huafon Chemical Co. Ltd., Class A	380,483	707,862
	Huagong Tech Co. Ltd., Class A	50,100	225,750
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	488,554
	Hualan Biological Engineering, Inc., Class A	104,900	487,237
	Huaneng Power International, Inc., Sponsored ADR	30,485	625,247
#	Huaneng Power International, Inc., Class H	2,986,000	1,545,430
Ω	Huatai Securities Co. Ltd., Class H	1,540,800	2,291,340
	Huaxi Securities Co. Ltd., Class A	159,100	224,856
	Huaxia Bank Co. Ltd., Class A	644,456	566,761
	Huaxin Cement Co. Ltd., Class A	206,300	538,048
	Huayu Automotive Systems Co. Ltd., Class A	235,900	988,650
*	Huazhu Group Ltd., ADR	114,067	5,288,146
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	873,767
	Huizhou Desay Sv Automotive Co. Ltd., Class A	11,000	184,053
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	463,652
	Hunan Valin Steel Co. Ltd., Class A	1,237,900	1,033,121
	Hundsun Technologies, Inc., Class A	48,792	479,053
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	105,400	209,464
	Iflytek Co. Ltd., Class A	70,100	619,441
	Industrial & Commercial Bank of China Ltd., Class H	53,639,185	29,402,967
	Industrial Bank Co. Ltd., Class A	643,039	1,871,450
	Industrial Securities Co. Ltd., Class A	501,960	715,823
	Infore Environment Technology Group Co. Ltd., Class A	158,423	154,946
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,030,820	892,652
	Inner Mongolia Eerduosi Resources Co. Ltd., Class A	103,600	480,281
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	648,905
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	350,900	2,352,498
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	276,900	330,961
* Ω	Innovent Biologics, Inc.	642,000	5,746,125
	Inspur Electronic Information Industry Co. Ltd., Class A	58,384	283,392
# *	iQIYI, Inc., ADR	228,031	1,888,097
	JA Solar Technology Co. Ltd., Class A	18,188	259,504
	Jafron Biomedical Co. Ltd., Class A	85,065	686,299
	Jason Furniture Hangzhou Co. Ltd., Class A	51,600	501,730
	JCET Group Co. Ltd., Class A	185,200	895,575
*	JD.com, Inc., ADR	248,488	19,451,641
*	JD.com, Inc., Class A	215,850	8,449,876
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	588,618
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	967,194
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	898,912
	Jiangsu Hengrui Medicine Co. Ltd., Class A	230,755	1,772,659
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	101,212	778,663
	Jiangsu Shagang Co. Ltd., Class A	237,700	230,646
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	90,900	336,212
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	71,390	2,071,198
	Jiangsu Yangnong Chemical Co. Ltd., Class A	39,837	732,473
	Jiangsu Yoke Technology Co. Ltd., Class A	21,600	257,228
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	137,400	756,776
	Jiangsu Zhongtian Technology Co. Ltd., Class A	375,200	592,953
	Jiangxi Copper Co. Ltd., Class H	1,544,000	2,696,316
	Jiangxi Zhengbang Technology Co. Ltd., Class A	493,546	772,029
	Jinduicheng Molybdenum Co. Ltd., Class A	254,400	288,608
	Jinke Properties Group Co. Ltd., Class A	296,700	205,891
	JiuGui Liquor Co. Ltd., Class A	11,500	384,826
	JL Mag Rare-Earth Co. Ltd., Class A	35,400	216,567
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	240,955	433,868

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Joinn Laboratories China Co. Ltd., Class A	7,840	$195,629
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	483,215
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	91,900	524,128
	Juewei Food Co. Ltd., Class A	51,044	524,622
	Juneyao Airlines Co. Ltd., Class A	141,100	350,653
	Keboda Technology Co. Ltd., Class A	8,000	82,752
*	Kingdee International Software Group Co. Ltd.	1,392,000	4,580,204
	Kingfa Sci & Tech Co. Ltd., Class A	391,887	718,820
	Kingsoft Corp. Ltd.	981,000	4,185,969
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	329,130
	Kunlun Energy Co. Ltd.	7,162,000	6,523,005
	Kunlun Tech Co. Ltd., Class A	55,700	162,055
	Kweichow Moutai Co. Ltd., Class A	65,693	18,746,074
	KWG Living Group Holdings Ltd.	518,250	349,113
	Laobaixing Pharmacy Chain JSC, Class A	32,920	224,699
	LB Group Co. Ltd., Class A	190,800	848,190
	Lenovo Group Ltd.	18,933,278	20,560,934
	Lens Technology Co. Ltd., Class A	261,100	868,750
	Lepu Medical Technology Beijing Co. Ltd., Class A	180,977	602,656
	Leyard Optoelectronic Co. Ltd., Class A	166,100	244,169
# *	Li Auto, Inc., ADR	65,575	2,139,712
	Li Ning Co. Ltd.	1,623,500	17,915,414
	Liaoning Cheng Da Co. Ltd., Class A	143,200	455,761
	Lingyi iTech Guangdong Co., Class A	716,318	746,468
	Logan Group Co. Ltd.	3,652,000	3,658,214
Ω	Longfor Group Holdings Ltd.	3,097,000	14,983,035
	LONGi Green Energy Technology Co. Ltd., Class A	328,720	5,011,984
	Luenmei Quantum Co. Ltd., Class A	130,360	168,321
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	9,000	320,565
	Luxi Chemical Group Co. Ltd., Class A	293,600	753,395
	Luxshare Precision Industry Co. Ltd., Class A	403,724	2,441,512
	Luzhou Laojiao Co. Ltd., Class A	76,529	2,730,026
	Mango Excellent Media Co. Ltd., Class A	102,892	631,134
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	254,457	286,173
* Ω	Meituan, Class B	1,192,700	40,585,923
	Metallurgical Corp. of China Ltd., Class H	4,159,000	1,153,582
	Microport Scientific Corp.	326,903	1,537,993
	Midea Group Co. Ltd., Class A	479,784	5,146,454
	Ming Yang Smart Energy Group Ltd., Class A	202,404	979,670
	MLS Co. Ltd., Class A	166,400	362,133
	Montage Technology Co. Ltd., Class A	22,233	226,562
	Muyuan Foods Co. Ltd., Class A	370,587	3,313,787
	Nanjing Hanrui Cobalt Co. Ltd., Class A	21,947	271,080
	Nanjing Iron & Steel Co. Ltd., Class A	733,400	404,499
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	101,634	588,553
	Nanjing Securities Co. Ltd., Class A	432,700	656,155
	NARI Technology Co. Ltd., Class A	207,960	1,266,252
	NAURA Technology Group Co. Ltd., Class A	6,700	388,621
*	NavInfo Co. Ltd., Class A	175,450	320,933
	NetEase, Inc., ADR	271,103	26,456,942
	NetEase, Inc.	30,900	599,389
	New China Life Insurance Co. Ltd., Class H	1,684,100	4,858,443
*	New Hope Liuhe Co. Ltd., Class A	260,600	586,235
	Nine Dragons Paper Holdings Ltd.	3,293,000	4,140,948
	Ninestar Corp., Class A	71,051	407,232
	Ningbo Joyson Electronic Corp., Class A	126,400	350,926
	Ningbo Tuopu Group Co. Ltd., Class A	75,148	611,878
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	263,369
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	733,276

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	NIO, Inc., ADR	368,459	$14,520,969
*	North Industries Group Red Arrow Co. Ltd., Class A	55,100	229,165
	Northeast Securities Co. Ltd., Class A	111,420	150,006
*	Offcn Education Technology Co. Ltd., Class A	80,212	130,474
	Offshore Oil Engineering Co. Ltd., Class A	256,250	186,208
	OFILM Group Co. Ltd., Class A	214,300	250,343
	Oppein Home Group, Inc., Class A	38,695	769,883
Ω	Orient Securities Co. Ltd., Class H	1,012,800	831,006
	Ovctek China, Inc., Class A	33,152	352,943
*	Pacific Securities Co. Ltd., Class A	708,600	345,266
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	747,000	466,295
	People’s Insurance Co. Group of China Ltd., Class H	7,814,000	2,437,367
	Perfect World Co. Ltd., Class A	175,785	476,660
	PetroChina Co. Ltd., ADR	101,403	4,893,709
	PetroChina Co. Ltd., Class H	10,762,000	5,188,871
	PharmaBlock Sciences Nanjing, Inc., Class A	14,190	337,361
Ω	Pharmaron Beijing Co. Ltd., Class H	57,300	1,239,800
	PICC Property & Casualty Co. Ltd., Class H	11,511,198	10,716,297
*	Pinduoduo, Inc., ADR	122,979	10,935,293
	Ping An Bank Co. Ltd., Class A	608,900	1,854,720
# * Ω	Ping An Healthcare & Technology Co. Ltd.	408,200	1,973,328
	Ping An Insurance Group Co. of China Ltd., Class H	5,400,000	38,678,739
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	880,584
Ω	Postal Savings Bank of China Co. Ltd., Class H	5,843,000	4,246,653
	Power Construction Corp. of China Ltd., Class A	939,511	1,208,904
	Proya Cosmetics Co. Ltd., Class A	25,300	794,075
	Qingdao Haier Biomedical Co. Ltd., Class A	3,428	50,457
Ω	Qingdao Port International Co. Ltd., Class H	69,000	34,681
	Qingdao Rural Commercial Bank Corp., Class A	438,300	261,802
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	321,256
	Raytron Technology Co. Ltd., Class A	24,014	271,376
	Red Avenue New Materials Group Co. Ltd., Class A	13,800	118,104
* Ω	Red Star Macalline Group Corp. Ltd., Class H	91,289	51,210
	RiseSun Real Estate Development Co. Ltd., Class A	412,534	276,661
	Riyue Heavy Industry Co. Ltd., Class A	76,100	464,930
	Rongsheng Petrochemical Co. Ltd., Class A	530,694	1,429,323
	SAIC Motor Corp. Ltd., Class A	236,045	749,087
	Sailun Group Co. Ltd., Class A	406,500	848,245
	Sanan Optoelectronics Co. Ltd., Class A	114,600	602,083
	Sangfor Technologies, Inc., Class A	8,900	281,520
	Sany Heavy Industry Co. Ltd., Class A	579,334	2,077,503
	SDIC Power Holdings Co. Ltd., Class A	251,000	413,643
	Sealand Securities Co. Ltd., Class A	311,290	187,794
	Seazen Group Ltd.	4,702,000	3,719,649
	Seazen Holdings Co. Ltd., Class A	235,400	1,257,598
	SF Holding Co. Ltd., Class A	197,461	1,991,121
	SG Micro Corp., Class A	6,300	318,935
	Shaanxi Coal Industry Co. Ltd., Class A	1,020,100	1,999,065
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	206,800	343,325
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	141,100	385,871
# Ω	Shandong Gold Mining Co. Ltd., Class H	845,250	1,528,179
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	102,300	399,470
	Shandong Hi-speed Co. Ltd., Class A	111,700	93,623
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	209,950	1,021,093
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	719,763
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	615,135
	Shandong Sun Paper Industry JSC Ltd., Class A	357,850	641,969
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,260,000	8,959,516
	Shanghai Bailian Group Co. Ltd., Class A	148,800	320,217

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	39,340	$390,984
	Shanghai Baosight Software Co. Ltd., Class A	81,393	892,108
	Shanghai Belling Co. Ltd., Class A	50,400	238,291
	Shanghai Construction Group Co. Ltd., Class A	673,776	344,439
	Shanghai Electric Group Co. Ltd., Class H	3,012,000	848,572
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	372,000	1,751,094
*	Shanghai International Airport Co. Ltd., Class A	56,200	464,729
	Shanghai International Port Group Co. Ltd., Class A	334,000	295,112
	Shanghai Jahwa United Co. Ltd., Class A	53,100	397,227
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	69,800	587,368
	Shanghai Lingang Holdings Corp. Ltd., Class A	187,320	429,834
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	206,820	349,819
	Shanghai M&G Stationery, Inc., Class A	51,069	506,184
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,263,500	2,312,491
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,232,533
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,261	646,709
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	412,870
	Shanghai Wanye Enterprises Co. Ltd., Class A	21,500	104,030
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	192,159	295,032
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	473,423
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	558,030	810,200
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	313,130	635,489
*	Shanxi Meijin Energy Co. Ltd., Class A	523,517	924,552
	Shanxi Securities Co. Ltd., Class A	142,560	139,412
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	649,358
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	63,207	2,977,575
	Shenergy Co. Ltd., Class A	43,000	41,630
	Shenghe Resources Holding Co. Ltd., Class A	140,400	446,377
	Shengyi Technology Co. Ltd., Class A	157,700	548,257
	Shennan Circuits Co. Ltd., Class A	25,382	352,799
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,196,000	554,756
	Shenzhen Capchem Technology Co. Ltd., Class A	14,900	334,080
	Shenzhen Energy Group Co. Ltd., Class A	125,500	159,962
	Shenzhen Gas Corp. Ltd., Class A	150,500	213,333
	Shenzhen Goodix Technology Co. Ltd., Class A	40,300	644,769
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	20,400	48,956
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	937,370
	Shenzhen Kaifa Technology Co. Ltd., Class A	171,200	395,959
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	18,750	335,252
	Shenzhen Kedali Industry Co. Ltd., Class A	15,600	422,852
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	253,486
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	57,873	3,391,218
*	Shenzhen MTC Co. Ltd., Class A	533,300	409,678
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	768,580	752,311
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	320,784
	Shenzhen SC New Energy Technology Corp., Class A	25,266	450,150
	Shenzhen Senior Technology Material Co. Ltd., Class A	29,300	245,030
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	479,412
	Shenzhen Sunway Communication Co. Ltd., Class A	134,500	500,335
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	106,771	546,541
	Shenzhou International Group Holdings Ltd.	534,900	11,523,993
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	162,563	408,348
	Shimao Group Holdings Ltd.	3,062,871	4,804,670
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	305,767
*	Sichuan Development Lomon Co. Ltd., Class A	114,700	323,920
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	713,400	396,742
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	357,639
	Sichuan Road & Bridge Co. Ltd., Class A	573,200	1,076,055
	Sichuan Swellfun Co. Ltd., Class A	23,700	467,627

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	73,800	$376,889
	Sieyuan Electric Co. Ltd., Class A	58,600	379,950
	Sino Biopharmaceutical Ltd.	17,847,500	13,160,467
	Sinolink Securities Co. Ltd., Class A	232,100	388,937
	Sinoma Science & Technology Co. Ltd., Class A	243,094	1,436,275
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	857,000	199,969
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,761,519
	Sinotruk Hong Kong Ltd.	950,500	1,311,952
	Skshu Paint Co. Ltd., Class A	17,148	298,983
	Songcheng Performance Development Co. Ltd., Class A	170,500	373,185
	SooChow Securities Co. Ltd., Class A	455,500	603,255
	Southwest Securities Co. Ltd., Class A	779,936	586,404
*	Spring Airlines Co. Ltd., Class A	48,500	443,278
	Sunac China Holdings Ltd.	5,903,000	12,623,711
* Ω	Sunac Services Holdings Ltd.	2,102	4,242
	Sungrow Power Supply Co. Ltd., Class A	53,300	1,369,999
*	Suning.com Co. Ltd., Class A	664,724	464,212
	Sunny Optical Technology Group Co. Ltd.	531,000	14,248,556
	Sunwoda Electronic Co. Ltd., Class A	154,000	1,186,231
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	226,300	719,831
	Suzhou Maxwell Technologies Co. Ltd., Class A	4,360	522,397
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	38,200	636,002
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	257,400	371,386
	TBEA Co. Ltd., Class A	276,500	1,170,542
	TCL Technology Group Corp., Class A	1,029,480	975,944
	Tencent Holdings Ltd.	3,951,600	240,375,009
*	Tencent Music Entertainment Group, ADR	720,944	5,666,620
	Thunder Software Technology Co. Ltd., Class A	13,300	282,931
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,900	335,555
	Tianjin Guangyu Development Co. Ltd., Class A	63,700	166,645
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	70,800	580,712
	Tianma Microelectronics Co. Ltd., Class A	161,455	310,813
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	613,125
	Tibet Summit Resources Co. Ltd., Class A	56,900	271,473
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,623,588
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	413,013
	Toly Bread Co. Ltd., Class A	109,820	539,245
	TongFu Microelectronics Co. Ltd., Class A	138,900	434,720
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	214,500	408,069
	Tongkun Group Co. Ltd., Class A	147,509	460,265
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	632,818
	Tongwei Co. Ltd., Class A	209,300	1,868,800
*	Topchoice Medical Corp., Class A	13,300	494,847
Ω	Topsports International Holdings Ltd.	979,000	1,189,337
	Transfar Zhilian Co. Ltd., Class A	287,626	368,125
	TravelSky Technology Ltd., Class H	183,000	341,927
*	Trip.com Group Ltd., ADR	442,202	12,629,289
*	Trip.com Group Ltd.	68,300	1,963,372
	Tsingtao Brewery Co. Ltd., Class H	844,000	7,344,330
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	32,400	1,025,694
	Unisplendour Corp. Ltd., Class A	164,160	711,293
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	166,300	360,924
*	Vipshop Holdings Ltd., ADR	720,998	8,046,338
	Walvax Biotechnology Co. Ltd., Class A	55,500	479,439
*	Wanda Film Holding Co. Ltd., Class A	68,700	150,473
	Wanhua Chemical Group Co. Ltd., Class A	203,200	3,357,756
	Want Want China Holdings Ltd.	12,049,000	9,344,545
# *	Weibo Corp., Sponsored ADR	113,478	5,104,240
#	Weichai Power Co. Ltd., Class H	3,618,800	6,477,531

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»

CHINA — (Continued)
	Weihai Guangwei Composites Co. Ltd., Class A	41,729	$443,078
	Wens Foodstuffs Group Co. Ltd., Class A	478,280	1,230,555
	Western Securities Co. Ltd., Class A	340,300	407,630
	Western Superconducting Technologies Co. Ltd., Class A	24,378	296,376
	Westone Information Industry, Inc., Class A	39,800	325,410
#	Wharf Holdings Ltd.	800,000	2,781,415
	Will Semiconductor Co. Ltd Shanghai, Class A	40,312	1,674,862
	Wingtech Technology Co. Ltd., Class A	32,700	561,229
	Winning Health Technology Group Co. Ltd., Class A	183,700	362,953
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	603,846
	Wuhan Guide Infrared Co. Ltd., Class A	107,744	365,978
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,550	252,862
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	420,563	1,565,890
	Wuliangye Yibin Co. Ltd., Class A	206,506	6,978,127
	WUS Printed Circuit Kunshan Co. Ltd., Class A	287,430	460,191
Ω	WuXi AppTec Co. Ltd., Class H	139,960	2,988,309
* Ω	Wuxi Biologics Cayman, Inc.	1,151,000	17,434,142
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	225,269
	XCMG Construction Machinery Co. Ltd., Class A	363,803	348,124
	Xiamen C & D, Inc., Class A	99,400	124,332
	Xiamen Faratronic Co. Ltd., Class A	21,400	646,569
	Xiamen Intretech, Inc., Class A	78,460	377,919
	Xiamen Tungsten Co. Ltd., Class A	178,680	633,623
	Xi’an Triangle Defense Co. Ltd., Class A	12,600	97,729
	Xianhe Co. Ltd., Class A	46,900	264,789
* Ω	Xiaomi Corp., Class B	7,645,200	20,898,571
	Xinfengming Group Co. Ltd., Class A	184,043	422,230
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,482,559	3,315,438
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	224,500	370,864
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	97,800	277,930
	Xinyi Solar Holdings Ltd.	5,473,103	11,369,054
	Xinyu Iron & Steel Co. Ltd., Class A	277,900	256,710
	Yango Group Co. Ltd., Class A	144,029	72,408
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	42,800	340,684
	Yantai Eddie Precision Machinery Co. Ltd., Class A	63,261	353,530
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	92,955	612,450
#	Yanzhou Coal Mining Co. Ltd., Class H	4,030,000	5,977,527
	Yealink Network Technology Corp. Ltd., Class A	41,840	494,114
	Yifan Pharmaceutical Co. Ltd., Class A	30,900	79,146
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	439,101
#	Yihai International Holding Ltd.	686,000	4,018,321
	Yintai Gold Co. Ltd., Class A	343,617	471,887
	Yonghui Superstores Co. Ltd., Class A	592,400	364,259
	YongXing Special Materials Technology Co. Ltd., Class A	15,300	256,168
	Yonyou Network Technology Co. Ltd., Class A	83,500	414,463
	Youngor Group Co. Ltd., Class A	543,304	545,532
	YTO Express Group Co. Ltd., Class A	267,800	610,612
	Yum China Holdings, Inc.	543,135	31,002,146
	Yunda Holding Co. Ltd., Class A	306,390	893,860
*	Yunnan Aluminium Co. Ltd., Class A	411,100	765,302
	Yunnan Baiyao Group Co. Ltd., Class A	37,500	524,974
	Yunnan Copper Co. Ltd., Class A	223,400	463,791
	Yunnan Energy New Material Co. Ltd., Class A	23,485	1,071,057
*	Yunnan Tin Co. Ltd., Class A	179,800	460,389
	Yutong Bus Co. Ltd., Class A	219,309	388,517
*	Zai Lab Ltd.	15,800	1,639,108
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,610,367
	Zhefu Holding Group Co. Ltd., Class A	607,423	678,649

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	$531,412
	Zhejiang China Commodities City Group Co. Ltd., Class A	644,379	491,616
	Zhejiang Chint Electrics Co. Ltd., Class A	208,084	1,963,375
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	1,013,142
	Zhejiang Dingli Machinery Co. Ltd., Class A	52,170	556,218
	Zhejiang Hailiang Co. Ltd., Class A	14,200	23,368
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	289,596
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	172,140	494,771
	Zhejiang Huayou Cobalt Co. Ltd., Class A	32,986	572,102
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	645,615
	Zhejiang Juhua Co. Ltd., Class A	252,100	612,232
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	615,773
	Zhejiang NHU Co. Ltd., Class A	305,040	1,292,867
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	212,990	789,447
	Zhejiang Satellite Petrochemical Co. Ltd., Class A	155,120	945,191
	Zhejiang Semir Garment Co. Ltd., Class A	205,582	241,403
	Zhejiang Supor Co. Ltd., Class A	66,503	550,466
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	153,893	659,958
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	231,434	650,303
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	295,506
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	82,300	355,943
*	Zhejiang Yongtai Technology Co. Ltd., Class A	33,000	369,938
*	Zheshang Securities Co. Ltd., Class A	270,063	519,706
# * Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	374,400	1,361,864
	Zhongji Innolight Co. Ltd., Class A	55,527	287,165
	Zhongjin Gold Corp. Ltd., Class A	428,700	555,702
	Zhongsheng Group Holdings Ltd.	799,500	7,208,569
*	Zhuzhou CRRC Times Electric Co., Class H	751,800	3,592,486
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	33,500	435,206
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	873,587
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	348,460	611,938
	Zijin Mining Group Co. Ltd., Class H	6,565,000	9,129,603
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	2,480,800	1,786,877
	ZTE Corp., Class H	1,033,085	3,101,150
	ZTO Express Cayman, Inc., ADR	493,191	14,465,292

TOTAL CHINA			2,011,935,281

COLOMBIA — (0.2%)
	Banco de Bogota SA	48,359	974,696
#	Bancolombia SA, Sponsored ADR	58,709	2,109,414
	Bancolombia SA	119,772	1,071,218
*	Corp. Financiera Colombiana SA	2,492	19,634
#	Ecopetrol SA, Sponsored ADR	3,573	54,131
	Ecopetrol SA	2,348,250	1,775,342
	Grupo Argos SA	383,393	1,201,369
	Grupo Aval Acciones y Valores SA, ADR	30,886	186,243
	Grupo de Inversiones Suramericana SA	276,061	1,609,125
	Grupo Energia Bogota SA ESP	561,229	405,377
	Grupo Nutresa SA	185,132	1,082,061
	Interconexion Electrica SA ESP	304,471	1,828,087

TOTAL COLOMBIA			12,316,697

CZECH REPUBLIC — (0.1%)
	CEZ AS	142,486	4,705,947
*	Komercni banka AS	62,321	2,417,315
* Ω	Moneta Money Bank AS	322,281	1,262,079
	O2 Czech Republic AS	55,947	642,414

TOTAL CZECH REPUBLIC			9,027,755

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
EGYPT — (0.1%)
*	Commercial International Bank Egypt SAE, GDR	1,254,190	$3,888,408
*	Commercial International Bank Egypt SAE, GDR	1,027	3,183

TOTAL EGYPT			3,891,591

GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,006,149	1,282,700
*	Eurobank Ergasias Services & Holdings SA, Class A	1,481,913	1,556,479
* ††	FF Group	12,618	13,128
	Hellenic Petroleum SA	40,603	279,943
	Hellenic Telecommunications Organization SA	187,663	3,331,734
	JUMBO SA	63,023	938,055
*	LAMDA Development SA	7,667	63,190
*	Motor Oil Hellas Corinth Refineries SA	52,394	889,337
	Mytilineos SA	82,269	1,503,427
*	National Bank of Greece SA	430,030	1,357,920
	OPAP SA	238,509	3,724,869
*	Public Power Corp. SA	39,033	424,599
	Terna Energy SA	49,394	667,859
	Titan Cement International SA	38,285	667,524

TOTAL GREECE			16,700,764

HONG KONG — (0.1%)
	BYD Electronic International Co. Ltd.	1,550,000	4,601,344
*	China Energy Engineering Corp.	2,502,824	930,840

TOTAL HONG KONG			5,532,184

HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	999,116	8,537,763
*	OTP Bank Nyrt	174,791	10,502,738
	Richter Gedeon Nyrt	79,025	2,214,619

TOTAL HUNGARY			21,255,120

INDIA — (13.3%)
	Aarti Industries Ltd.	212,255	2,750,428
	ABB India Ltd.	32,057	898,349
	ABB Power Products & Systems India Ltd.	8,507	250,356
	ACC Ltd.	119,736	3,742,930
	Adani Enterprises Ltd.	188,431	3,588,292
*	Adani Green Energy Ltd.	235,259	3,623,759
	Adani Ports & Special Economic Zone Ltd.	613,992	5,711,782
*	Adani Power Ltd.	1,288,677	1,761,069
	Adani Total Gas Ltd.	63,181	1,227,463
*	Adani Transmission Ltd.	320,795	7,653,739
*	Aditya Birla Capital Ltd.	391,081	505,426
	Alkem Laboratories Ltd.	21,509	1,034,326
	Ambuja Cements Ltd.	746,781	4,038,999
	Apollo Hospitals Enterprise Ltd.	94,902	5,442,886
	Ashok Leyland Ltd.	1,507,335	2,882,957
	Asian Paints Ltd.	247,184	10,270,229
	Astral Ltd.	70,410	2,057,829
	Atul Ltd.	764	93,248
* Ω	AU Small Finance Bank Ltd.	86,691	1,417,651
	Aurobindo Pharma Ltd.	674,208	6,243,905
* Ω	Avenue Supermarts Ltd.	53,227	3,291,857
*	Axis Bank Ltd.	980,033	9,791,697
	Bajaj Auto Ltd.	59,958	2,979,175
	Bajaj Finance Ltd.	126,843	12,610,743

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bajaj Finserv Ltd.	22,909	$5,481,200
	Bajaj Holdings & Investment Ltd.	61,208	3,937,438
	Balkrishna Industries Ltd.	140,951	4,637,295
Ω	Bandhan Bank Ltd.	14,923	58,267
*	Bank of Baroda	1,086,591	1,421,170
*	Bank of India	62,779	50,446
	Berger Paints India Ltd.	183,876	1,824,758
	Bharat Electronics Ltd.	2,181,001	6,060,351
	Bharat Forge Ltd.	95,753	993,263
	Bharat Petroleum Corp. Ltd.	443,021	2,486,250
*	Bharti Airtel Ltd.	1,493,167	13,706,323
	Bharti Airtel Ltd.	104,833	397,737
*	Biocon Ltd.	359,735	1,691,310
	Bosch Ltd.	4,333	984,029
	Britannia Industries Ltd.	50,555	2,483,107
	Cadila Healthcare Ltd.	431,712	2,910,625
*	Canara Bank	87,572	251,307
	Cholam&alam Investment & Finance Co. Ltd.	726,540	6,072,175
	Cipla Ltd.	536,096	6,525,175
	Coal India Ltd.	765,174	1,686,504
	Coforge Ltd.	16,515	1,073,702
	Colgate-Palmolive India Ltd.	122,914	2,529,605
	Container Corp. Of India Ltd.	271,569	2,390,059
	Crompton Greaves Consumer Electricals Ltd.	175,228	1,091,824
	Cummins India Ltd.	13,189	158,127
	Dabur India Ltd.	350,280	2,755,545
	Dalmia Bharat Ltd.	38,879	1,047,313
	Deepak Nitrite Ltd.	65,834	1,970,595
	Divi’s Laboratories Ltd.	61,792	4,266,544
	DLF Ltd.	530,091	2,837,497
Ω	Dr Lal PathLabs Ltd.	27,645	1,306,417
	Dr Reddy’s Laboratories Ltd., ADR	94,524	5,807,555
	Dr Reddy’s Laboratories Ltd.	28,106	1,739,503
	Edelweiss Financial Services Ltd.	37,563	38,885
	Eicher Motors Ltd.	108,989	3,632,235
	GAIL India Ltd.	1,523,396	3,024,122
	GAIL India Ltd., GDR	102,368	1,248,208
* Ω	General Insurance Corp. of India	93,758	167,051
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	652,860
*	Godrej Consumer Products Ltd.	349,607	4,491,586
*	Godrej Properties Ltd.	74,762	2,239,881
	Grasim Industries Ltd.	304,740	7,044,610
	Gujarat Gas Ltd.	136,794	1,142,853
	Hatsun Agro Product Ltd.	2,770	49,477
	Havells India Ltd.	170,606	2,894,439
	HCL Technologies Ltd.	993,527	15,229,666
Ω	HDFC Asset Management Co. Ltd.	43,474	1,540,718
	HDFC Bank Ltd.	2,163,503	45,977,515
Ω	HDFC Life Insurance Co. Ltd.	170,063	1,551,608
*	Hemisphere Properties India Ltd.	109,030	197,508
	Hero MotoCorp Ltd.	131,435	4,677,834
	Hindalco Industries Ltd.	2,042,830	12,700,499
	Hindustan Aeronautics Ltd.	57,583	1,013,505
	Hindustan Petroleum Corp. Ltd.	689,862	2,872,410
	Hindustan Unilever Ltd.	531,688	16,988,292
	Honeywell Automation India Ltd.	1,196	674,894
	Housing Development Finance Corp. Ltd.	698,168	26,588,873
	ICICI Bank Ltd., Sponsored ADR	649,989	13,747,257
	ICICI Bank Ltd.	1,390,129	15,050,711

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	ICICI Lombard General Insurance Co. Ltd.	114,723	$2,285,959
Ω	ICICI Prudential Life Insurance Co. Ltd.	209,896	1,737,829
*	IDFC First Bank Ltd.	2,392,328	1,590,828
	IIFL Securities Ltd.	120,008	155,649
	IIFL Wealth Management Ltd.	11,850	258,227
	Indian Oil Corp. Ltd.	1,007,045	1,724,716
*	Indian Overseas Bank	1,569,149	449,669
	Indian Railway Catering & Tourism Corp. Ltd.	381,450	4,306,686
	Indraprastha Gas Ltd.	285,841	1,819,121
	Indus Towers Ltd.	864,014	3,146,535
	IndusInd Bank Ltd.	173,449	2,658,110
	Info Edge India Ltd.	30,100	2,459,411
	Infosys Ltd., Sponsored ADR	859,642	19,152,824
	Infosys Ltd.	1,828,393	40,997,003
* Ω	InterGlobe Aviation Ltd.	37,807	1,095,497
	Ipca Laboratories Ltd.	28,669	824,891
	ITC Ltd.	2,222,643	6,643,726
	JSW Energy Ltd.	276,086	1,267,676
	JSW Steel Ltd.	1,561,049	14,051,540
	Jubilant Foodworks Ltd.	119,239	5,903,950
	Kansai Nerolac Paints Ltd.	142,647	1,040,525
	Kotak Mahindra Bank Ltd.	447,917	12,249,303
Ω	L&T Technology Services Ltd.	29,195	1,848,291
Ω	Larsen & Toubro Infotech Ltd.	40,958	3,684,894
	Larsen & Toubro Ltd.	473,046	11,264,955
Ω	Laurus Labs Ltd.	327,453	2,263,163
	Lupin Ltd.	303,782	3,771,948
	Mahindra & Mahindra Financial Services Ltd.	191,054	461,888
	Mahindra & Mahindra Ltd.	863,758	10,242,502
	Marico Ltd.	579,820	4,401,355
	Maruti Suzuki India Ltd.	50,497	5,038,342
*	Max Financial Services Ltd.	147,491	1,915,920
*	Max Healthcare Institute Ltd.	190,534	844,189
	Mindtree Ltd.	77,849	4,707,578
	Motherson Sumi Systems Ltd.	1,377,526	4,142,856
	Mphasis Ltd.	146,876	6,368,750
	MRF Ltd.	2,282	2,362,394
	Muthoot Finance Ltd.	250,083	4,931,539
	Nestle India Ltd.	20,232	5,131,239
	NMDC Ltd.	937,802	1,797,298
	NTPC Ltd.	1,541,570	2,746,231
*	Oberoi Realty Ltd.	32,049	390,028
	Oil & Natural Gas Corp. Ltd.	877,425	1,757,147
	Oracle Financial Services Software Ltd.	30,804	1,815,873
	Page Industries Ltd.	7,882	3,968,467
	Persistent Systems Ltd.	2,636	138,458
	Petronet LNG Ltd.	1,656,399	5,094,904
	PI Industries Ltd.	68,216	2,736,766
	Pidilite Industries Ltd.	97,732	3,036,557
	Piramal Enterprises Ltd.	115,384	4,026,980
	Power Finance Corp. Ltd.	1,901,564	3,386,574
	Power Grid Corp. of India Ltd.	1,622,745	4,033,710
	Procter & Gamble Hygiene & Health Care Ltd.	11,092	2,142,918
*	Punjab National Bank	1,966,565	1,111,465
	REC Ltd.	1,264,082	2,531,131
	Relaxo Footwears Ltd.	15,185	270,236
	Reliance Industries Ltd.	1,571,323	53,401,933
*	SBI Cards & Payment Services Ltd.	79,899	1,138,537
Ω	SBI Life Insurance Co. Ltd.	185,532	2,841,693

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shree Cement Ltd.	10,117	$3,868,465
	Shriram Transport Finance Co. Ltd.	262,030	5,092,080
	Siemens Ltd.	33,599	987,888
	SRF Ltd.	187,447	5,322,652
	State Bank of India	933,814	6,305,935
	State Bank of India, GDR	3,115	210,574
	Steel Authority of India Ltd.	1,398,626	2,163,836
	Sun Pharmaceutical Industries Ltd.	714,131	7,603,336
	Sundaram Finance Holdings Ltd.	40,687	42,281
	Sundaram Finance Ltd.	4,563	146,641
	Supreme Industries Ltd.	12,166	383,500
	Tata Communications Ltd.	89,756	1,570,945
	Tata Consultancy Services Ltd.	680,063	30,968,780
	Tata Consumer Products Ltd.	521,576	5,669,789
	Tata Elxsi Ltd.	13,611	1,068,781
# *	Tata Motors Ltd., Sponsored ADR	14,109	445,562
*	Tata Motors Ltd.	2,234,196	14,394,896
	Tata Power Co. Ltd.	1,174,757	3,399,686
	Tata Steel Ltd.	955,424	16,866,667
	Tech Mahindra Ltd.	755,472	14,975,626
	Titan Co. Ltd.	173,905	5,575,500
	Torrent Pharmaceuticals Ltd.	87,529	3,359,139
	Trent Ltd.	65,471	884,003
	TVS Motor Co. Ltd.	90,415	801,931
	UltraTech Cement Ltd.	60,127	6,149,524
	United Breweries Ltd.	56,116	1,240,958
*	United Spirits Ltd.	259,011	3,300,822
	UPL Ltd.	1,301,255	12,992,725
	Varun Beverages Ltd.	145,853	1,656,210
	Vedanta Ltd.	1,410,716	5,739,010
*	Vodafone Idea Ltd.	4,188,092	530,639
	Voltas Ltd.	174,890	2,812,256
	Whirlpool of India Ltd.	27,842	825,434
	Wipro Ltd.	1,429,065	12,389,404

TOTAL INDIA			849,253,467

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	3,968,900	395,527
	Adaro Energy Tbk PT	30,778,200	3,645,802
	Aneka Tambang Tbk	13,776,300	2,279,851
	Astra International Tbk PT	12,440,210	5,298,441
	Bank Central Asia Tbk PT	32,282,500	17,070,253
	Bank Danamon Indonesia Tbk PT	760,579	144,578
*	Bank Jago Tbk PT	1,863,100	2,038,901
	Bank Mandiri Persero Tbk PT	9,252,634	4,677,870
	Bank Negara Indonesia Persero Tbk PT	7,451,622	3,684,998
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,491,300	222,152
	Bank Rakyat Indonesia Persero Tbk PT	41,813,176	12,551,631
*	Bank Syariah Indonesia Tbk PT	1,195,300	178,058
	Barito Pacific Tbk PT	31,820,500	2,105,460
	Bukit Asam Tbk PT	3,608,400	682,934
	Charoen Pokphand Indonesia Tbk PT	7,185,700	3,150,939
*	Elang Mahkota Teknologi Tbk PT	10,192,900	1,385,358
	Gudang Garam Tbk PT	940,300	2,227,562
	Indah Kiat Pulp & Paper Tbk PT	5,160,600	3,087,880
	Indocement Tunggal Prakarsa Tbk PT	1,710,200	1,427,668
	Indofood CBP Sukses Makmur Tbk PT	2,840,800	1,763,682
	Indofood Sukses Makmur Tbk PT	8,618,500	3,868,552
*	Indosat Tbk PT	856,700	418,578

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Jasa Marga Persero Tbk PT	653,413	$193,959
	Kalbe Farma Tbk PT	35,886,700	4,052,921
	Mayora Indah Tbk PT	8,655,925	1,434,714
*	Merdeka Copper Gold Tbk PT	10,412,200	2,322,852
	Mitra Keluarga Karyasehat Tbk PT	5,472,900	880,959
*	Perusahaan Gas Negara Tbk PT	9,214,200	982,742
*	Pollux Properti Indonesia Tbk PT	87,700	20,448
	Sarana Menara Nusantara Tbk PT	35,447,000	2,905,378
	Semen Indonesia Persero Tbk PT	4,509,600	2,897,784
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	327,656
*	Smartfren Telecom Tbk PT	134,232,400	1,024,974
	Sumber Alfaria Trijaya Tbk PT	9,451,900	798,694
*	Surya Citra Media Tbk PT	15,045,000	446,306
	Telkom Indonesia Persero Tbk PT	29,681,100	7,933,330
	Tower Bersama Infrastructure Tbk PT	8,627,500	1,792,065
*	Transcoal Pacific Tbk PT	915,600	559,033
	Unilever Indonesia Tbk PT	5,436,700	1,697,095
	United Tractors Tbk PT	4,014,796	6,678,654
	Vale Indonesia Tbk PT	4,088,900	1,401,327
	XL Axiata Tbk PT	4,641,300	1,010,657

TOTAL INDONESIA			111,668,223

MALAYSIA — (1.5%)
*	AMMB Holdings Bhd	2,077,159	1,685,642
	Astro Malaysia Holdings Bhd	566,000	136,213
	Axiata Group Bhd	2,271,732	2,170,740
	Batu Kawan Bhd	108,600	584,923
	BIMB Holdings Bhd	1,229,655	950,031
	Bursa Malaysia Bhd	293,700	532,327
#	Carlsberg Brewery Malaysia Bhd, Class B	130,900	701,216
#	CIMB Group Holdings Bhd	2,803,922	3,537,802
	D&O Green Technologies Bhd	385,200	525,695
#	Dialog Group Bhd	2,614,118	1,787,568
#	DiGi.Com Bhd	2,452,420	2,509,795
#	Fraser & Neave Holdings Bhd	194,100	1,270,531
	Frontken Corp. Bhd	116,300	107,312
*	Gamuda Bhd	1,932,246	1,512,836
#	Genting Bhd	1,808,100	2,263,158
	Genting Malaysia Bhd	2,368,700	1,814,921
	Genting Plantations Bhd	266,300	469,586
# *	Greatech Technology Bhd	404,700	703,767
#	HAP Seng Consolidated Bhd	880,200	1,667,598
	Hartalega Holdings Bhd	1,359,400	1,927,030
#	Heineken Malaysia Bhd	128,500	713,881
#	Hong Leong Bank Bhd	259,166	1,178,170
#	Hong Leong Financial Group Bhd	466,283	2,065,949
*	Hong Seng Consolidated Bhd	78,600	63,646
	IHH Healthcare Bhd	491,400	775,746
	IJM Corp. Bhd	1,668,100	746,884
	Inari Amertron Bhd	1,981,700	1,856,427
	IOI Corp. Bhd	1,565,005	1,485,167
#	IOI Properties Group Bhd	1,414,929	438,036
#	Kossan Rubber Industries	1,749,400	999,005
#	Kuala Lumpur Kepong Bhd	341,946	1,786,836
# Ω	Lotte Chemical Titan Holding Bhd	514,700	338,285
	Malayan Banking Bhd	2,684,106	5,221,048
# *	Malaysia Airports Holdings Bhd	1,131,541	1,769,716
	Malaysian Pacific Industries Bhd	44,700	515,560
#	Maxis Bhd	1,825,200	2,060,128

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	MISC Bhd	629,598	$1,076,972
	My EG Services Bhd	4,513,834	1,135,554
	Nestle Malaysia Bhd	47,600	1,546,369
	Petronas Chemicals Group Bhd	1,202,900	2,525,797
#	Petronas Dagangan Bhd	237,600	1,168,320
#	Petronas Gas Bhd	484,900	1,961,844
#	PPB Group Bhd	559,580	2,456,363
	Press Metal Aluminium Holdings Bhd	2,056,400	2,764,039
#	Public Bank Bhd	11,613,170	11,699,667
	QL Resources Bhd	1,241,885	1,515,667
	RHB Bank Bhd	2,398,355	3,236,079
	Scientex Bhd	130,100	146,555
	Sime Darby Bhd	5,542,361	3,042,009
#	Sime Darby Plantation Bhd	1,208,921	1,172,200
#	Sunway Bhd	2,075,382	892,862
#	Supermax Corp. Bhd	1,860,400	862,135
	Syarikat Takaful Malaysia Keluarga Bhd	119,474	114,593
	Telekom Malaysia Bhd	713,264	997,028
	Tenaga Nasional Bhd	1,393,250	3,250,239
	TIME dotCom Bhd	692,800	755,919
#	Top Glove Corp. Bhd	3,944,900	2,590,539
#	Unisem M Bhd	333,200	345,225
	United Plantations Bhd	56,000	191,643
#	UWC BHD	430,200	639,957
	ViTrox Corp. Bhd	58,600	278,365
	VS Industry Bhd	1,834,100	700,883
	Westports Holdings Bhd	870,800	940,306
	Yinson Holdings Bhd	404,100	571,337
	YTL Corp. Bhd	8,129,012	1,237,636

TOTAL MALAYSIA			98,689,277

MEXICO — (2.1%)
	Alfa SAB de CV, Class A	8,597,258	6,209,502
#	America Movil SAB de CV	23,862,904	21,245,727
	America Movil SAB de CV, Sponsored ADR, Class L	109,448	1,945,985
#	Arca Continental SAB de CV	368,914	2,245,416
	Becle SAB de CV	199,974	456,517
*	Cemex SAB de CV	11,428,443	7,371,757
	Coca-Cola Femsa SAB de CV, Sponsored ADR	12,435	668,381
	Coca-Cola Femsa SAB de CV	415,925	2,235,789
#	El Puerto de Liverpool SAB de CV, Class C1	114,746	509,635
#	Fomento Economico Mexicano SAB de CV	770,904	6,349,436
#	Gruma SAB de CV, Class B	329,339	3,855,512
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,584	578,868
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,571	1,989,919
#	Grupo Aeroportuario del Sureste SAB de CV, ADR	9,582	1,932,210
#	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	60,400
#	Grupo Bimbo SAB de CV, Class A	1,902,739	5,656,092
#	Grupo Carso SAB de CV	665,748	2,247,077
	Grupo Elektra SAB de CV	70,113	5,380,734
	Grupo Financiero Banorte SAB de CV, Class O	1,917,811	12,122,786
*	Grupo Financiero Inbursa SAB de CV, Class O	2,288,840	2,292,398
	Grupo Mexico SAB de CV, Class B	2,734,986	11,985,158
	Grupo Televisa SAB, Sponsored ADR	158,178	1,600,761
	Grupo Televisa SAB	3,517,671	7,118,038
*	Industrias Penoles SAB de CV	216,120	2,758,921
#	Kimberly-Clark de Mexico SAB de CV, Class A	2,128,992	3,364,941
* Ω	Nemak SAB de CV	327,721	75,133
	Orbia Advance Corp. SAB de CV	2,541,929	6,642,500

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Organizacion Soriana SAB de CV, Class B	666,882	$809,795
	Wal-Mart de Mexico SAB de CV	3,301,153	11,501,443

TOTAL MEXICO			131,210,831

NETHERLANDS — (0.1%)
	Prosus NV	43,710	3,847,242

PERU — (0.1%)
# *	Aenza SAA, Sponsored ADR	42,218	81,903
#	Cementos Pacasmayo SAA, ADR	16,821	103,451
# *	Cia de Minas Buenaventura SAA, ADR	93,179	734,251
	Credicorp Ltd.	42,411	5,499,010

TOTAL PERU			6,418,615

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	1,335,000	1,282,974
	Aboitiz Power Corp.	1,440,600	919,427
	AC Energy Corp.	4,078,500	994,198
	Alliance Global Group, Inc.	59,300	12,254
	Ayala Corp.	114,302	1,958,658
	Ayala Land, Inc.	4,035,318	2,810,576
	Bank of the Philippine Islands	1,829,382	3,156,282
	BDO Unibank, Inc.	1,553,962	3,824,623
	Emperador, Inc.	2,549,900	926,209
††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	20,360	1,209,320
	GT Capital Holdings, Inc.	49,656	557,167
	International Container Terminal Services, Inc.	774,420	2,764,814
	JG Summit Holdings, Inc.	3,076,929	3,674,433
	Jollibee Foods Corp.	347,880	1,623,543
	LT Group, Inc.	532,100	106,225
	Manila Electric Co.	133,390	759,954
	Metro Pacific Investments Corp.	5,864,700	436,678
	Metropolitan Bank & Trust Co.	2,539,918	2,402,240
	PLDT, Inc., Sponsored ADR	47,546	1,560,460
	PLDT, Inc.	110,225	3,600,678
	Puregold Price Club, Inc.	835,800	700,271
	Robinsons Land Corp.	1,461,782	494,144
	San Miguel Corp.	1,358,310	3,145,518
	San Miguel Food & Beverage, Inc.	85,800	129,275
	Semirara Mining & Power Corp.	267,800	138,069
	SM Investments Corp.	112,003	2,144,810
	SM Prime Holdings, Inc.	6,744,710	4,436,770
	Universal Robina Corp.	701,620	1,923,814

TOTAL PHILIPPINES			47,693,384

POLAND — (0.9%)
*	AmRest Holdings SE	36,550	293,527
	Asseco Poland SA	26,995	664,786
	Bank Handlowy w Warszawie SA	7,067	102,566
*	Bank Millennium SA	167,160	383,726
	Bank Polska Kasa Opieki SA	175,303	5,792,026
#	Budimex SA	4,076	260,588
*	CCC SA	11,093	335,661
#	CD Projekt SA	68,154	2,975,146
	Cyfrowy Polsat SA	272,683	2,438,652
* Ω	Dino Polska SA	37,887	3,386,161
	Grupa Kety SA	952	149,490

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Grupa Lotos SA	134,418	$2,089,532
*	ING Bank Slaski SA	26,063	1,776,331
	KGHM Polska Miedz SA	111,973	4,305,718
	LPP SA	956	3,439,513
*	mBank SA	22,817	3,229,219
*	Orange Polska SA	840,168	1,638,407
*	PGE Polska Grupa Energetyczna SA	1,218,669	2,998,870
	Polski Koncern Naftowy Orlen SA	321,116	6,925,466
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,674,070
*	Powszechna Kasa Oszczednosci Bank Polski SA	363,814	4,454,495
	Powszechny Zaklad Ubezpieczen SA	292,250	2,923,964
	Santander Bank Polska SA	25,274	2,350,991

TOTAL POLAND			54,588,905

QATAR — (0.6%)
	Commercial Bank PSQC	689,379	1,159,127
	Industries Qatar QSC	490,951	2,139,200
	Masraf Al Rayan QSC	1,681,242	2,204,140
	Mesaieed Petrochemical Holding Co.	3,448,812	2,278,555
	Ooredoo QPSC	1,353,316	2,576,715
	Qatar Electricity & Water Co. QSC	382,308	1,766,889
	Qatar Fuel QSC	273,469	1,381,487
	Qatar Gas Transport Co. Ltd.	3,462,586	3,096,698
	Qatar International Islamic Bank QSC	279,499	751,376
	Qatar Islamic Bank SAQ	1,255,465	6,356,172
	Qatar National Bank QPSC	2,466,222	13,895,759

TOTAL QATAR			37,606,118

RUSSIA — (1.3%)
	Gazprom PJSC, Sponsored ADR	982,159	9,637,793
	Gazprom PJSC, Sponsored ADR	311,153	3,064,857
	Lukoil PJSC, Sponsored ADR	128,002	13,047,352
	Magnitogorsk Iron & Steel Works PJSC, GDR	175,226	2,136,953
*	Mail.Ru Group Ltd., GDR	26,729	546,875
	MMC Norilsk Nickel PJSC, ADR	1,184	36,968
	MMC Norilsk Nickel PJSC, ADR	235,840	7,370,216
	Mobile TeleSystems PJSC, Sponsored ADR	364,233	3,347,301
	Novatek PJSC, GDR	7,446	1,890,315
	Novatek PJSC, GDR	6,457	1,636,849
	Novolipetsk Steel PJSC, GDR	44,257	1,398,662
	Novolipetsk Steel PJSC, GDR	15,807	499,185
	PhosAgro PJSC, GDR	83,207	1,990,680
	PhosAgro PJSC, GDR	7,640	182,749
	Polyus PJSC, GDR	18,709	1,854,062
	Polyus PJSC, GDR	1,468	145,129
	Rosneft Oil Co. PJSC, GDR	8,281	73,784
	Rosneft Oil Co. PJSC, GDR	295,226	2,628,378
	Rostelecom PJSC, Sponsored ADR	9,232	74,687
	Rostelecom PJSC, Sponsored ADR	78,867	620,160
	RusHydro PJSC, ADR	6,421	7,192
	RusHydro PJSC, ADR	843,247	922,585
	Sberbank of Russia PJSC, Sponsored ADR	998,144	20,017,792
	Severstal PAO, GDR	67,765	1,549,718
	Severstal PAO, GDR	110	2,515
	Tatneft PJSC, Sponsored ADR	88,661	4,054,565
	Tatneft PJSC, Sponsored ADR	28,421	1,296,424
	VTB Bank PJSC, GDR	1,358,280	1,974,413
	VTB Bank PJSC, GDR	347,628	506,146

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	X5 Retail Group NV, GDR	81,764	$2,783,247

TOTAL RUSSIA			85,297,552

SAUDI ARABIA — (3.3%)
	Abdullah Al Othaim Markets Co.	53,471	1,648,041
	Advanced Petrochemical Co.	186,498	3,706,095
	Al Rajhi Bank	758,186	28,047,881
	Alinma Bank	1,210,067	8,124,579
	Almarai Co. JSC	298,884	4,214,478
	Arab National Bank	431,625	2,651,899
	Arabian Centres Co. Ltd.	120,619	821,133
*	Bank AlBilad	441,283	4,970,467
	Bank Al-Jazira	491,869	2,521,436
	Banque Saudi Fransi	468,785	5,276,580
	Bupa Arabia for Cooperative Insurance Co.	100,858	3,892,724
	Co. for Cooperative Insurance	54,166	1,243,527
*	Dar Al Arkan Real Estate Development Co.	584,678	1,543,122
	Dr Sulaiman Al Habib Medical Services Group Co.	26,930	1,191,369
	Etihad Etisalat Co.	1,003,769	8,092,609
	Jarir Marketing Co.	80,981	4,379,308
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	3,870,588
	Mouwasat Medical Services Co.	66,392	3,191,601
*	National Industrialization Co.	358,846	2,388,500
	National Petrochemical Co.	148,306	1,905,914
*	Rabigh Refining & Petrochemical Co.	422,875	3,224,649
	Riyad Bank	1,036,339	8,158,873
	SABIC Agri-Nutrients Co.	114,012	5,002,595
	Sahara International Petrochemical Co.	600,499	7,051,720
*	Saudi Arabian Mining Co.	322,695	7,035,540
	Saudi Basic Industries Corp.	442,004	15,234,307
	Saudi British Bank	712,216	6,294,044
	Saudi Electricity Co.	366,509	2,788,223
	Saudi Industrial Investment Group	274,890	2,778,445
	Saudi Investment Bank	293,405	1,410,740
*	Saudi Kayan Petrochemical Co.	1,644,693	8,953,208
	Saudi National Bank	1,236,879	21,713,030
*	Saudi Research & Media Group	46,206	2,082,400
	Saudi Telecom Co.	439,273	13,722,294
	Savola Group	375,769	3,665,621
	Southern Province Cement Co.	92,925	1,772,749
	Yanbu National Petrochemical Co.	227,248	4,617,438

TOTAL SAUDI ARABIA			209,187,727

SOUTH AFRICA — (3.6%)
	Absa Group Ltd.	941,565	8,613,073
	African Rainbow Minerals Ltd.	18,080	241,405
	Anglo American Platinum Ltd.	37,617	3,811,350
#	AngloGold Ashanti Ltd., Sponsored ADR	536,140	9,907,867
	Aspen Pharmacare Holdings Ltd.	610,714	9,702,211
	Bid Corp. Ltd.	300,018	6,430,334
	Bidvest Group Ltd.	429,155	5,373,532
	Capitec Bank Holdings Ltd.	41,839	4,674,130
	Clicks Group Ltd.	352,497	6,446,445
# *	Discovery Ltd.	653,990	5,999,880
	Exxaro Resources Ltd.	392,563	4,306,735
#	FirstRand Ltd.	3,416,550	12,978,357
	Gold Fields Ltd., Sponsored ADR	1,264,014	11,730,050
	Impala Platinum Holdings Ltd.	959,394	12,416,813

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Investec Ltd.	235,992	$1,086,526
	Kumba Iron Ore Ltd.	49,876	1,517,736
	Mr. Price Group Ltd.	315,765	4,120,911
*	MTN Group Ltd.	2,885,932	25,878,521
	MultiChoice Group	516,432	4,106,804
	Naspers Ltd., Class N	44,930	7,609,065
	Nedbank Group Ltd.	647,933	7,383,222
	NEPI Rockcastle PLC	331,326	2,214,943
	Ninety One Ltd.	290,365	1,002,675
*	Northam Platinum Holdings Ltd.	303,245	4,541,230
#	Old Mutual Ltd.	7,858,201	8,027,190
* Ω	Pepkor Holdings Ltd.	409,962	646,405
	PSG Group Ltd.	111,432	558,301
	Sanlam Ltd.	2,173,213	8,926,513
# *	Sasol Ltd., Sponsored ADR	698,917	11,713,849
	Shoprite Holdings Ltd.	609,827	7,238,243
	Sibanye Stillwater Ltd.	2,317,163	8,109,491
#	Sibanye Stillwater Ltd., ADR	214,816	3,050,387
	Standard Bank Group Ltd.	915,895	8,116,132
	Vodacom Group Ltd.	403,001	3,568,468
	Woolworths Holdings Ltd.	1,403,503	4,940,370

TOTAL SOUTH AFRICA			226,989,164

SOUTH KOREA — (13.1%)
*	Alteogen, Inc.	15,144	907,043
#	Amorepacific Corp.	26,314	4,094,760
	AMOREPACIFIC Group	32,258	1,372,984
	BGF retail Co. Ltd.	12,759	1,772,478
	BNK Financial Group, Inc.	310,932	2,344,124
*	Celltrion Healthcare Co. Ltd.	29,533	2,053,533
*	Celltrion Pharm, Inc.	11,063	1,077,579
*	Celltrion, Inc.	48,381	8,329,261
	Cheil Worldwide, Inc.	121,186	2,476,287
	Chunbo Co. Ltd.	2,514	611,278
	CJ CheilJedang Corp.	13,582	4,414,200
	CJ Corp.	30,178	2,481,097
	CJ ENM Co. Ltd.	18,787	2,841,564
*	CJ Logistics Corp.	11,638	1,415,075
	Com2uSCorp.	2,949	324,885
	Coway Co. Ltd.	68,014	4,611,687
#	CS Wind Corp.	16,801	1,003,013
*	Daewoo Engineering & Construction Co. Ltd.	255,894	1,370,035
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	71,856	1,595,992
	DB HiTek Co. Ltd.	40,443	1,999,025
#	DB Insurance Co. Ltd.	133,456	6,782,200
# *	DL E&C Co. Ltd.	28,811	3,335,623
	DL Holdings Co. Ltd.	22,980	1,295,638
	Dongkuk Steel Mill Co. Ltd.	11,358	165,776
#	Dongsuh Cos., Inc.	25,849	763,248
*	Doosan Bobcat, Inc.	51,746	1,691,198
# *	Doosan Fuel Cell Co. Ltd.	28,267	1,268,938
# *	Doosan Heavy Industries & Construction Co. Ltd.	636,878	13,322,794
# *	Doosan Infracore Co. Ltd.	105,282	947,647
	Douzone Bizon Co. Ltd.	17,241	1,203,524
	Ecopro BM Co. Ltd.	6,887	2,421,401
	E-MART, Inc.	19,906	2,865,509
#	Fila Holdings Corp.	79,281	2,525,963
*	Genexine, Inc.	9,991	561,766
	Green Cross Corp.	4,475	1,052,829

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	GS Engineering & Construction Corp.	105,570	$3,746,035
	GS Holdings Corp.	86,049	3,116,221
	GS Retail Co. Ltd.	80,334	2,217,924
	Hana Financial Group, Inc.	387,644	14,947,486
# *	Hanjin Kal Corp.	6,881	322,924
	Hankook Tire & Technology Co. Ltd.	129,614	4,592,398
	Hanmi Pharm Co. Ltd.	3,504	792,063
	Hanmi Science Co. Ltd.	7,465	362,817
	Hanon Systems	199,212	2,467,856
	Hansol Chemical Co. Ltd.	9,131	2,576,846
	Hanssem Co. Ltd.	8,117	706,759
#	Hanwha Aerospace Co. Ltd.	50,714	1,958,804
	Hanwha Corp.	56,544	1,627,725
	Hanwha Life Insurance Co. Ltd.	233,484	695,721
*	Hanwha Solutions Corp.	178,744	6,270,839
#	Hite Jinro Co. Ltd.	42,586	1,270,873
*	HLB, Inc.	63,504	2,287,027
# *	HMM Co. Ltd.	250,482	5,731,091
#	Hotel Shilla Co. Ltd.	16,475	1,234,093
*	Hugel, Inc.	3,673	570,719
*	Hyosung Advanced Materials Corp.	2,410	1,472,012
	Hyosung Corp.	9,034	799,829
	Hyosung TNC Corp.	2,746	1,411,764
	Hyundai Autoever Corp.	3,482	348,885
	Hyundai Department Store Co. Ltd.	6,109	433,764
	Hyundai Elevator Co. Ltd.	26,047	1,081,623
	Hyundai Engineering & Construction Co. Ltd.	84,807	3,666,219
	Hyundai Glovis Co. Ltd.	28,655	4,126,611
	Hyundai Heavy Industries Holdings Co. Ltd.	49,523	2,684,871
	Hyundai Marine & Fire Insurance Co. Ltd.	184,518	4,149,751
# *	Hyundai Mipo Dockyard Co. Ltd.	26,074	1,695,718
	Hyundai Mobis Co. Ltd.	59,731	12,911,991
	Hyundai Motor Co.	59,619	10,663,182
# *	Hyundai Rotem Co. Ltd.	47,080	911,707
	Hyundai Steel Co.	94,371	3,607,118
#	Hyundai Wia Corp.	16,610	1,199,505
	Iljin Materials Co. Ltd.	12,480	1,078,537
	Industrial Bank of Korea	343,994	3,255,775
	Kakao Corp.	87,084	9,368,879
*	Kangwon Land, Inc.	89,879	2,138,628
	KB Financial Group, Inc.	376,407	18,219,547
#	KB Financial Group, Inc., ADR	31,200	1,499,784
	KCC Corp.	4,724	1,350,606
	KCC Glass Corp.	1,840	94,981
	KEPCO Engineering & Construction Co., Inc.	332	20,158
	Kia Corp.	159,738	11,656,454
	KIWOOM Securities Co. Ltd.	35,015	3,156,657
# *	KMW Co. Ltd.	22,899	809,166
	Kolon Industries, Inc.	14,644	1,120,492
	Korea Aerospace Industries Ltd.	62,454	1,640,947
	Korea Electric Power Corp., Sponsored ADR	76,175	730,518
	Korea Electric Power Corp.	92,178	1,785,956
*	Korea Gas Corp.	24,489	930,326
	Korea Investment Holdings Co. Ltd.	76,917	5,752,725
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,101	3,810,763
	Korea Zinc Co. Ltd.	7,205	3,317,324
*	Korean Air Lines Co. Ltd.	210,255	5,481,863
	KT Corp., Sponsored ADR	82,100	1,051,701
#	KT&G Corp.	128,137	8,900,235

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kumho Petrochemical Co. Ltd.	35,567	$5,233,230
#	LEENO Industrial, Inc.	10,832	1,587,588
	LG Chem Ltd.	28,624	20,539,289
	LG Corp.	73,098	5,714,618
# *	LG Display Co. Ltd., ADR	376,225	3,141,479
# *	LG Display Co. Ltd.	340,337	5,751,823
	LG Electronics, Inc.	199,804	20,670,498
	LG Household & Health Care Ltd.	7,212	7,218,390
#	LG Innotek Co. Ltd.	26,581	4,778,110
	LG Uplus Corp.	528,937	6,509,710
	Lotte Chemical Corp.	23,864	4,590,037
	Lotte Corp.	29,812	835,030
	LOTTE Fine Chemical Co. Ltd.	11,719	855,579
#	Lotte Shopping Co. Ltd.	12,790	1,151,146
	LS Corp.	19,269	1,033,101
	LS Electric Co. Ltd.	22,156	1,121,332
# *	LX Holdings Corp.	32,322	245,028
	Macquarie Korea Infrastructure Fund	340,681	3,992,954
*	Mando Corp.	53,050	2,847,522
	Meritz Financial Group, Inc.	63,499	1,816,278
	Meritz Fire & Marine Insurance Co. Ltd.	130,937	3,112,337
	Meritz Securities Co. Ltd.	519,143	2,074,433
#	Mirae Asset Securities Co. Ltd.	456,777	3,407,802
	NAVER Corp.	40,916	14,225,781
	NCSoft Corp.	7,007	3,764,915
Ω	Netmarble Corp.	8,792	931,016
	NH Investment & Securities Co. Ltd.	146,022	1,649,281
#	NongShim Co. Ltd.	2,415	585,573
*	OCI Co. Ltd.	20,185	2,236,365
	Orion Corp.	25,400	2,568,837
#	Osstem Implant Co. Ltd.	7,119	754,624
	Ottogi Corp.	1,318	542,919
	Pan Ocean Co. Ltd.	365,699	1,892,270
# *	Pearl Abyss Corp.	21,559	1,919,605
	POSCO, Sponsored ADR	11,993	758,677
	POSCO	75,709	19,202,198
	POSCO Chemical Co. Ltd.	8,517	1,062,623
	Posco International Corp.	84,360	1,571,815
	S-1 Corp.	27,240	1,942,106
* Ω	Samsung Biologics Co. Ltd.	4,753	3,540,928
	Samsung C&T Corp.	72,887	7,136,634
	Samsung Card Co. Ltd.	26,138	767,459
	Samsung Electro-Mechanics Co. Ltd.	63,984	8,713,773
	Samsung Electronics Co. Ltd., GDR	105	157,220
	Samsung Electronics Co. Ltd.	3,831,702	229,415,933
*	Samsung Engineering Co. Ltd.	194,709	4,141,266
	Samsung Fire & Marine Insurance Co. Ltd.	43,350	8,592,947
# *	Samsung Heavy Industries Co. Ltd.	684,240	3,739,240
	Samsung Life Insurance Co. Ltd.	59,066	3,416,744
	Samsung SDI Co. Ltd.	19,354	12,210,977
	Samsung SDS Co. Ltd.	22,002	2,892,013
	Samsung Securities Co. Ltd.	67,148	2,729,801
#	Seegene, Inc.	39,238	1,795,228
#	Shin Poong Pharmaceutical Co. Ltd.	17,525	780,422
	Shinhan Financial Group Co. Ltd.	380,795	12,431,797
	Shinhan Financial Group Co. Ltd., ADR	53,025	1,713,768
#	Shinsegae, Inc.	8,050	1,712,331
*	SK Biopharmaceuticals Co. Ltd.	11,581	937,684
#	SK Chemicals Co. Ltd.	10,614	1,639,936

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Hynix, Inc.	475,556	$41,920,530
*	SK Innovation Co. Ltd.	40,708	8,489,653
	SK Materials Co. Ltd.	6,982	2,285,651
	SK Networks Co. Ltd.	263,376	1,147,289
*	SK Telecom Co. Ltd.	4,807	1,254,752
	SK, Inc.	34,110	7,118,355
	SKC Co. Ltd.	17,612	2,707,704
#	S-Oil Corp.	46,505	4,069,079
	Solus Advanced Materials Co. Ltd.	8,394	593,083
	Soulbrain Co. Ltd.	4,534	1,017,811
#	Ssangyong C&E Co. Ltd.	135,922	916,134
*	Studio Dragon Corp.	9,633	711,939
	Tokai Carbon Korea Co. Ltd.	3,309	353,904
#	WONIK IPS Co. Ltd.	30,074	1,043,769
	Woori Financial Group, Inc.	693,377	7,882,414
	Youngone Corp.	6,063	232,062
#	Yuhan Corp.	42,937	2,202,760

TOTAL SOUTH KOREA			839,381,656

TAIWAN — (16.5%)
	Accton Technology Corp.	589,000	5,149,532
#	Acer, Inc.	4,172,811	3,905,673
	Advantech Co. Ltd.	175,190	2,291,137
	Airtac International Group	159,602	4,775,605
	Alchip Technologies Ltd.	64,000	2,377,292
#	AP Memory Technology Corp.	20,000	389,066
#	ASE Technology Holding Co. Ltd., ADR	27,294	194,335
#	ASE Technology Holding Co. Ltd.	3,314,782	11,857,029
	Asia Cement Corp.	2,725,758	4,341,503
#	ASMedia Technology, Inc.	24,000	1,406,728
	ASPEED Technology, Inc.	19,000	1,905,969
#	Asustek Computer, Inc.	762,180	9,690,214
#	AU Optronics Corp.	11,326,873	7,784,089
	Catcher Technology Co. Ltd.	1,001,429	5,806,694
	Cathay Financial Holding Co. Ltd.	5,378,340	11,211,107
	Chailease Holding Co. Ltd.	1,501,301	14,378,785
	Chang Hwa Commercial Bank Ltd.	7,063,403	4,171,070
	Cheng Shin Rubber Industry Co. Ltd.	2,772,965	3,403,370
	Chicony Electronics Co. Ltd.	891,497	2,549,258
*	China Airlines Ltd.	7,905,536	4,895,333
	China Development Financial Holding Corp.	12,494,121	6,386,101
	China Life Insurance Co. Ltd.	1,611,155	1,684,097
	China Steel Corp.	11,940,932	14,396,659
#	Chipbond Technology Corp.	1,103,000	2,560,269
	Chroma ATE, Inc.	549,000	3,585,174
	Chung Hung Steel Corp.	1,029,000	1,298,339
	Chunghwa Telecom Co. Ltd., Sponsored ADR	140,916	5,566,182
	Chunghwa Telecom Co. Ltd.	730,000	2,896,824
	Compal Electronics, Inc.	6,358,541	5,595,893
	CTBC Financial Holding Co. Ltd.	16,703,175	13,948,137
	Delta Electronics, Inc.	1,661,486	14,666,559
#	E Ink Holdings, Inc.	691,000	2,290,815
	E.Sun Financial Holding Co. Ltd.	12,815,101	12,245,113
	Eclat Textile Co. Ltd.	170,402	3,723,822
#	Elan Microelectronics Corp.	333,000	2,004,784
#	Elite Material Co. Ltd.	288,000	2,494,194
#	Elite Semiconductor Microelectronics Technology, Inc.	137,000	704,446
#	eMemory Technology, Inc.	60,000	4,983,930
	Eternal Materials Co. Ltd.	808,591	1,071,995

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Eva Airways Corp.	4,321,758	$2,933,219
	Evergreen Marine Corp. Taiwan Ltd.	4,324,222	15,561,495
	Far Eastern International Bank	432,098	162,515
	Far Eastern New Century Corp.	3,222,085	3,374,637
	Far EasTone Telecommunications Co. Ltd.	2,056,000	4,524,082
	Farglory Land Development Co. Ltd.	18,000	43,501
	Feng TAY Enterprise Co. Ltd.	488,559	3,801,517
	First Financial Holding Co. Ltd.	9,610,084	7,912,131
#	FocalTech Systems Co. Ltd.	136,000	783,928
	Formosa Chemicals & Fibre Corp.	3,441,518	9,986,201
	Formosa Petrochemical Corp.	585,000	2,106,177
	Formosa Plastics Corp.	3,022,153	11,706,188
#	Formosa Sumco Technology Corp.	115,000	653,770
	Formosa Taffeta Co. Ltd.	699,000	754,638
	Foxconn Technology Co. Ltd.	1,025,627	2,546,540
	Fubon Financial Holding Co. Ltd.	5,663,554	14,971,167
	General Interface Solution Holding Ltd.	39,000	136,490
#	Genius Electronic Optical Co. Ltd.	130,695	2,014,854
	Giant Manufacturing Co. Ltd.	435,506	5,058,083
	Gigabyte Technology Co. Ltd.	662,000	2,688,192
#	Global Unichip Corp.	85,000	1,834,415
	Globalwafers Co. Ltd.	156,000	4,280,328
#	HannStar Display Corp.	2,974,000	1,512,149
	Highwealth Construction Corp.	909,841	1,469,144
	Hiwin Technologies Corp.	407,853	4,541,743
	Hon Hai Precision Industry Co. Ltd.	5,794,322	22,368,040
	Hotai Motor Co. Ltd.	288,000	6,341,793
	Hua Nan Financial Holdings Co. Ltd.	8,374,401	6,132,040
#	Innolux Corp.	13,086,241	7,871,778
	International Games System Co. Ltd.	83,000	2,138,110
	Inventec Corp.	2,894,550	2,768,369
#	ITEQ Corp.	225,455	1,043,567
#	King Yuan Electronics Co. Ltd.	2,100,000	3,013,268
	King’s Town Bank Co. Ltd.	329,000	491,256
	Kinsus Interconnect Technology Corp.	298,000	2,622,574
#	Largan Precision Co. Ltd.	101,860	7,590,524
	Lien Hwa Industrial Holdings Corp.	839,106	1,684,931
	Lite-On Technology Corp.	3,476,410	7,671,673
	Lotes Co. Ltd.	76,139	1,586,369
#	Macronix International Co. Ltd.	2,909,074	4,115,976
#	Makalot Industrial Co. Ltd.	272,000	2,373,837
	MediaTek, Inc.	776,995	25,572,990
	Mega Financial Holding Co. Ltd.	10,406,369	12,505,743
	Merida Industry Co. Ltd.	207,287	2,159,158
	Micro-Star International Co. Ltd.	1,072,000	5,409,880
	momo.com, Inc.	32,500	2,094,308
	Nan Ya Plastics Corp.	3,697,599	11,347,415
	Nan Ya Printed Circuit Board Corp.	91,000	1,610,176
#	Nantex Industry Co. Ltd.	519,000	1,525,922
	Nanya Technology Corp.	1,424,010	3,414,382
	Nien Made Enterprise Co. Ltd.	327,000	4,493,971
#	Novatek Microelectronics Corp.	810,000	12,149,141
#	Nuvoton Technology Corp.	127,000	585,978
# *	Oneness Biotech Co. Ltd.	229,000	2,161,516
#	Parade Technologies Ltd.	70,000	4,509,366
	Pegatron Corp.	3,100,345	7,589,766
	Phison Electronics Corp.	142,000	2,002,242
	Pou Chen Corp.	2,710,487	3,324,190
#	Powertech Technology, Inc.	1,385,819	4,862,556

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Poya International Co. Ltd.	56,933	$1,019,718
#	President Chain Store Corp.	465,831	4,708,171
	Qisda Corp.	2,157,000	2,409,802
#	Quanta Computer, Inc.	2,987,000	8,391,978
#	Radiant Opto-Electronics Corp.	717,000	2,512,155
#	Realtek Semiconductor Corp.	227,950	4,100,281
	Ruentex Development Co. Ltd.	1,330,483	3,395,582
#	Ruentex Industries Ltd.	509,741	1,989,152
	Shanghai Commercial & Savings Bank Ltd.	2,645,000	4,188,789
	Shin Kong Financial Holding Co. Ltd.	13,710,712	4,832,155
#	Silergy Corp.	32,000	5,286,564
	Simplo Technology Co. Ltd.	272,000	2,930,349
#	Sinbon Electronics Co. Ltd.	190,000	1,572,080
	Sino Horizon Holdings Ltd.	15,000	15,389
	Sino-American Silicon Products, Inc.	841,000	5,760,564
	SinoPac Financial Holdings Co. Ltd.	12,492,623	6,362,331
	Standard Foods Corp.	713,418	1,329,886
	Synnex Technology International Corp.	1,463,343	2,835,295
#	TA Chen Stainless Pipe	1,981,013	3,134,661
	Taichung Commercial Bank Co. Ltd.	1,642,633	706,204
	Taishin Financial Holding Co. Ltd.	16,506,036	10,836,135
	Taiwan Business Bank	8,109,336	2,758,764
	Taiwan Cement Corp.	6,372,034	11,056,924
	Taiwan Cooperative Financial Holding Co. Ltd.	9,048,549	7,357,112
#	Taiwan FamilyMart Co. Ltd.	48,000	446,814
	Taiwan Fertilizer Co. Ltd.	650,000	1,589,547
	Taiwan Glass Industry Corp.	1,215,374	1,197,915
	Taiwan High Speed Rail Corp.	1,713,000	1,790,060
	Taiwan Mobile Co. Ltd.	2,268,300	8,000,694
	Taiwan Secom Co. Ltd.	357,670	1,293,474
	Taiwan Semiconductor Manufacturing Co. Ltd.	15,380,808	326,385,203
# *	Tatung Co. Ltd.	2,215,000	2,742,924
	Teco Electric & Machinery Co. Ltd.	2,143,000	2,327,850
	Tripod Technology Corp.	680,870	2,883,817
	Tung Ho Steel Enterprise Corp.	312,000	453,515
	U-Ming Marine Transport Corp.	289,000	548,080
	Unimicron Technology Corp.	1,488,000	10,200,002
	Uni-President Enterprises Corp.	5,022,033	12,047,465
	United Microelectronics Corp.	8,584,000	17,820,160
#	Vanguard International Semiconductor Corp.	640,000	3,334,894
	Voltronic Power Technology Corp.	94,224	5,518,216
	Walsin Lihwa Corp.	2,671,000	2,495,119
#	Walsin Technology Corp.	507,000	2,760,115
	Wan Hai Lines Ltd.	618,780	3,569,798
#	Win Semiconductors Corp.	505,034	6,518,136
	Winbond Electronics Corp.	4,548,407	4,312,540
††	Wintek Corp.	604,760	7,461
#	Wisdom Marine Lines Co. Ltd.	390,000	917,975
	Wistron Corp.	5,133,699	5,395,261
#	Wiwynn Corp.	129,000	4,132,578
	WPG Holdings Ltd.	2,167,039	4,048,289
#	Yageo Corp.	359,682	5,629,641
*	Yang Ming Marine Transport Corp.	1,771,000	6,182,248
#	YFY, Inc.	1,334,000	1,537,886
*	Yieh Phui Enterprise Co. Ltd.	808,000	721,898
	Yuanta Financial Holding Co. Ltd.	9,909,398	8,808,294
	Yulon Finance Corp.	287,700	1,745,528
	Yulon Motor Co. Ltd.	19,000	28,173

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zhen Ding Technology Holding Ltd.	971,700	$3,365,015

TOTAL TAIWAN			1,057,323,657

THAILAND — (1.8%)
	Advanced Info Service PCL	899,700	5,124,487
	AEON Thana Sinsap Thailand PCL	143,100	806,440
	Airports of Thailand PCL	1,898,400	3,690,102
*	Asset World Corp. PCL	5,732,900	787,826
	B Grimm Power PCL	505,900	647,954
	Bangkok Bank PCL	448,700	1,656,468
	Bangkok Bank PCL	126,700	467,739
	Bangkok Chain Hospital PCL	1,937,800	1,185,484
	Bangkok Commercial Asset Management PCL	1,737,200	994,705
	Bangkok Dusit Medical Services PCL, Class F	4,428,600	3,149,701
	Bangkok Expressway & Metro PCL	3,334,899	904,516
	Bangkok Life Assurance PCL	611,400	548,155
	Banpu PCL	5,801,666	1,993,189
	Banpu Power PCL	669,100	352,874
	Berli Jucker PCL	886,300	901,458
	BTS Group Holdings PCL	4,536,300	1,305,558
	Bumrungrad Hospital PCL	171,300	751,123
	Carabao Group PCL, Class F	188,800	705,528
	Central Pattana PCL	1,066,000	1,903,428
*	Central Plaza Hotel PCL	73,500	79,741
	Central Retail Corp. PCL	1,431,850	1,499,489
	Charoen Pokphand Foods PCL	4,548,000	3,460,770
	Chularat Hospital PCL, Class F	4,224,400	483,771
	CK Power PCL	1,368,200	208,225
	Com7 PCL, Class F	718,500	1,553,601
	CP ALL PCL	4,364,500	8,417,931
	Delta Electronics Thailand PCL	152,400	1,910,597
	Dohome PCL	644,500	464,207
	Electricity Generating PCL	231,200	1,243,704
	Energy Absolute PCL	1,013,200	1,999,988
	Global Power Synergy PCL, Class F	398,000	935,553
	Gulf Energy Development PCL	1,001,900	1,305,874
	Gunkul Engineering PCL	2,821,200	459,112
	Hana Microelectronics PCL	572,196	1,379,513
	Home Product Center PCL	4,384,313	1,929,058
	Indorama Ventures PCL	1,408,800	1,783,157
	IRPC PCL	22,011,000	2,852,326
	JMT Network Services PCL, Class F	516,300	758,521
	Kasikornbank PCL	121,700	517,131
	Kasikornbank PCL	5,500	23,371
	KCE Electronics PCL	892,900	2,341,062
	Kiatnakin Phatra Bank PCL	268,500	485,497
	Krung Thai Bank PCL	4,057,887	1,406,335
	Krungthai Card PCL	647,900	1,127,589
	Land & Houses PCL	6,942,300	1,767,873
*	Minor International PCL	1,332,683	1,315,313
	MK Restaurants Group PCL	368,100	607,352
	Muangthai Capital PCL	601,100	1,095,956
	Osotspa PCL	833,600	822,735
	PTT Exploration & Production PCL	1,427,755	5,055,713
	PTT Global Chemical PCL	1,207,972	2,284,344
	PTT PCL	6,782,700	7,869,629
	Ratch Group PCL	676,900	928,168
	Regional Container Lines PCL	696,300	918,048
	Siam Cement PCL	370,900	4,415,143

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Siam Cement PCL	81,400	$968,975
	Siam City Cement PCL	62,589	319,712
	Siam Commercial Bank PCL	355,366	1,349,389
	Siam Global House PCL	1,227,939	754,915
	Sri Trang Agro-Industry PCL	1,768,708	1,732,329
	Srisawad Corp. PCL	1,019,572	1,966,477
*	Star Petroleum Refining PCL	289,300	91,544
	Thai Oil PCL	1,530,300	2,571,061
	Thai Union Group PCL, Class F	5,480,440	3,451,856
	Tisco Financial Group PCL	341,200	948,563
	TMBThanachart Bank PCL	25,172,967	880,001
	TOA Paint Thailand PCL	955,400	950,145
	Total Access Communication PCL	1,153,100	1,329,197
	Total Access Communication PCL	152,800	176,135
	True Corp. PCL	23,024,931	2,817,184
	TTW PCL	1,054,700	371,882
	VGI PCL	2,166,900	434,262
	Vinythai PCL	322,000	368,749
	WHA Corp. PCL	8,082,200	823,260

TOTAL THAILAND			115,888,768

TURKEY — (0.4%)
#	Akbank TAS	2,019,928	1,222,709
	Aksa Akrilik Kimya Sanayii AS	26,354	64,730
# *	Aksa Enerji Uretim AS, Class B	381,816	301,646
	Anadolu Efes Biracilik Ve Malt Sanayii AS	250,784	577,116
#	Arcelik AS	234,471	822,609
	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	471,177
	BIM Birlesik Magazalar AS	365,995	2,367,810
	Borusan Yatirim ve Pazarlama AS	2,256	81,761
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,590	25,806
	Coca-Cola Icecek AS	89,465	790,323
	Dogan Sirketler Grubu Holding AS	822,958	229,526
	Dogus Otomotiv Servis ve Ticaret AS	9,274	34,754
Ω	Enerjisa Enerji AS	174,862	214,573
	Enka Insaat ve Sanayi AS	724,135	836,151
	Eregli Demir ve Celik Fabrikalari TAS	968,005	2,021,193
	Ford Otomotiv Sanayi AS	57,714	1,111,279
*	Gubre Fabrikalari TAS	34,802	250,724
*	Hektas Ticaret TAS	36,023	33,245
	Jantsa Jant Sanayi Ve Ticaret AS	29,225	190,302
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	194,015	130,949
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	80,955	54,150
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	721,527
	KOC Holding AS	394,102	960,881
# *	Koza Altin Isletmeleri AS	22,016	244,725
# *	Koza Anadolu Metal Madencilik Isletmeleri AS	251,025	437,917
*	Migros Ticaret AS	18,633	68,384
	Nuh Cimento Sanayi AS	15,123	68,521
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	446,305
# *	Oyak Cimento Fabrikalari AS	234,000	168,277
*	Pegasus Hava Tasimaciligi AS	35,848	298,109
*	Petkim Petrokimya Holding AS	1,165,006	792,046
*	Sasa Polyester Sanayi AS	131,993	425,707
	Sok Marketler Ticaret AS	30,110	34,881
*	TAV Havalimanlari Holding AS	252,220	695,814
	Tofas Turk Otomobil Fabrikasi AS	74,286	454,169
*	Turk Hava Yollari AO	888,532	1,354,167
	Turk Telekomunikasyon AS	467,239	366,392

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Turk Traktor ve Ziraat Makineleri AS	7,711	$132,693
	Turkcell Iletisim Hizmetleri AS	1,084,914	1,730,767
#	Turkiye Garanti Bankasi AS	1,573,948	1,611,815
# *	Turkiye Halk Bankasi AS	651,232	300,083
#	Turkiye Is Bankasi AS, Class C	1,304,862	765,481
*	Turkiye Petrol Rafinerileri AS	64,525	928,581
	Turkiye Sise ve Cam Fabrikalari AS	1,130,637	1,017,037
*	Turkiye Vakiflar Bankasi TAO, Class D	822,870	294,100
	Ulker Biskuvi Sanayi AS	111,260	233,754
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	188,377
#	Vestel Elektronik Sanayi ve Ticaret AS	188,411	501,059
#	Yapi ve Kredi Bankasi AS	3,271,613	929,382

TOTAL TURKEY			28,003,484

UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	1,754,135	3,967,457
	Abu Dhabi Islamic Bank PJSC	1,107,408	1,763,203
	Abu Dhabi National Oil Co. for Distribution PJSC	1,309,234	1,526,792
	Aldar Properties PJSC	3,826,090	4,209,813
	Dubai Islamic Bank PJSC	1,799,927	2,509,567
*	Emaar Malls PJSC	2,248,617	1,227,378
	Emaar Properties PJSC	3,734,119	4,087,852
	Emirates Integrated Telecommunications Co. PJSC	99,857	167,368
	Emirates NBD Bank PJSC	1,126,916	4,288,053
	Emirates Telecommunications Group Co. PJSC	1,056,201	7,367,452
	First Abu Dhabi Bank PJSC	1,787,602	8,676,383
*	International Holding Co. PJSC	24,261	968,737

TOTAL UNITED ARAB EMIRATES			40,760,055

UNITED STATES — (0.0%)
	Sempra Energy.	10,849	1,379,532

TOTAL COMMON STOCKS			6,243,660,106

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
*	Alpargatas SA	100,600	688,575
	Banco Bradesco SA	2,390,444	8,428,689
Ω	Banco Inter SA	179,984	390,022
	Banco Pan SA	196,200	462,011
*	Braskem SA Class A	48,439	467,413
	Centrais Eletricas Brasileiras SA Class B	103,746	622,057
	Cia de Transmissao de Energia Eletrica Paulista	122,300	527,009
	Cia Energetica de Minas Gerais	841,823	1,921,166
	Cia Paranaense de Energia	869,990	912,566
	Gerdau SA	817,916	3,898,427
	Itau Unibanco Holding SA	2,317,176	9,570,391
	Lojas Americanas SA	317,490	271,710
	Petroleo Brasileiro SA	2,527,248	12,202,330
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	821,900	1,929,582

TOTAL BRAZIL			42,291,948

CHILE — (0.0%)
	Embotelladora Andina SA Class B	472,142	975,429

COLOMBIA — (0.0%)
	Banco Davivienda SA	77,413	697,095
	Grupo Argos SA	38,570	88,084

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	COLOMBIA — (Continued)
	Grupo Aval Acciones y Valores SA	3,126,389	$954,753
	Grupo de Inversiones Suramericana SA	84,488	423,816

	TOTAL COLOMBIA		2,163,748

	SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	738	24,579
	Hyundai Engineering & Construction Co. Ltd.	1,442	196,014

	TOTAL SOUTH KOREA		220,593

	TOTAL PREFERRED STOCKS		45,651,718

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Ultrapar Participacoes SA Rights 11/03/21	28,395	0

	TAIWAN — (0.0%)
*	Eva Airways Corp. Rights Exp 10/01/21	70,445	0

	THAILAND — (0.0%)
*	Banpu PCL 10/01/22	1,450,416	225,108
*	Banpu PCL 10/01/23	1,450,416	147,741
*	BTS W7 Warrants 07/11/24	423,150	0
*	BTS W8 Warrants 07/22/22	846,300	0

	TOTAL THAILAND		372,849

	TOTAL RIGHTS/WARRANTS		372,849

	TOTAL INVESTMENT SECURITIES (Cost $3,711,438,631)		6,289,684,673

			Value†
	SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	9,324,531	107,884,825

	TOTAL INVESTMENTS — (100.0%) (Cost $3,819,309,985)		$6,397,569,498

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SERIES

CONTINUED

As of October 31, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/17/21	$42,358,988	$41,015,000	$(1,343,988)
S&P 500® Emini Index	26	12/17/21	5,584,545	5,976,100	391,555

Total Futures Contracts			$47,943,533	$46,991,100	$(952,433)

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$191,116,553	—	—	$191,116,553
Chile	13,782,759	$12,913,745	—	26,696,504
China	354,617,905	1,652,811,475	$4,505,901	2,011,935,281
Colombia	12,316,697	—	—	12,316,697
Czech Republic	—	9,027,755	—	9,027,755
Egypt	3,183	3,888,408	—	3,891,591
Greece	—	16,687,636	13,128	16,700,764
Hong Kong	930,840	4,601,344	—	5,532,184
Hungary	—	21,255,120	—	21,255,120
India	39,363,772	809,889,695	—	849,253,467
Indonesia	—	111,668,223	—	111,668,223
Malaysia	—	98,689,277	—	98,689,277
Mexico	131,210,831	—	—	131,210,831
Netherlands	—	3,847,242	—	3,847,242
Peru	6,418,615	—	—	6,418,615
Philippines	1,560,460	46,132,924	—	47,693,384
Poland	—	54,588,905	—	54,588,905
Qatar	—	37,606,118	—	37,606,118
Russia	15,912,841	69,384,711	—	85,297,552
Saudi Arabia	—	209,187,727	—	209,187,727
South Africa	40,943,383	186,045,781	—	226,989,164
South Korea	8,895,927	830,485,729	—	839,381,656
Taiwan	5,760,517	1,051,555,679	7,461	1,057,323,657
Thailand	115,888,768	—	—	115,888,768
Turkey	—	28,003,484	—	28,003,484
United Arab Emirates	—	40,760,055	—	40,760,055
United States	1,379,532	—	—	1,379,532
Preferred Stocks
Brazil	42,291,948	—	—	42,291,948
Chile	—	975,429	—	975,429
Colombia	2,163,748	—	—	2,163,748
South Korea	—	220,593	—	220,593
Rights/Warrants
Thailand	—	372,849	—	372,849
Securities Lending Collateral	—	107,884,825	—	107,884,825
Futures Contracts**	(952,433)	—	—	(952,433)

TOTAL	$983,605,846	$5,408,484,729	$4,526,490^	$6,396,617,065

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (96.7%)
BRAZIL — (3.6%)
	AES Brasil Energia SA	1,120,540	$2,164,125
	Aliansce Sonae Shopping Centers SA	329,671	1,120,362
*	Alliar Medicos A Frente SA	202,000	529,714
	Alupar Investimento SA	614,979	2,586,839
*	Anima Holding SA	1,191,673	1,393,572
	Arezzo Industria e Comercio SA	57,863	757,659
# *	Azul SA, ADR	229,932	3,042,000
*	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	478,784
*	BR Malls Participacoes SA	3,040,792	3,863,085
	BR Properties SA	835,453	1,067,298
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	258,435	1,156,680
*	BRF SA	1,626,186	6,693,416
*	C&A Modas Ltda	116,600	125,199
	Camil Alimentos SA	401,708	688,992
	Cia Brasileira de Distribuicao	456,026	2,062,856
	Cia de Locacao das Americas	1,789,285	6,255,111
	Cia de Saneamento de Minas Gerais-COPASA	701,274	1,691,119
	Cia de Saneamento do Parana	1,214,637	3,927,695
	Cia de Saneamento do Parana	166,500	105,615
	Cia Paranaense de Energia	480,084	457,644
	Cielo SA	2,863,342	1,111,081
*	Cogna Educacao	4,570,428	2,008,339
	Construtora Tenda SA	273,378	826,363
	CSU Cardsystem SA	107,414	322,406
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	582,068	1,453,159
	Dexco SA	1,245,717	3,423,415
	Dimed SA Distribuidora da Medicamentos	87,332	201,007
	Direcional Engenharia SA	359,475	607,639
*	EcoRodovias Infraestrutura e Logistica SA	880,278	1,277,415
	EDP - Energias do Brasil SA	1,020,878	3,545,343
*	Embraer SA	1,203,609	4,676,839
*	Embraer SA, Sponsored ADR	484,327	7,521,598
	Enauta Participacoes SA	355,424	804,833
	Energisa SA	448,100	3,145,704
*	Eneva SA	2,321,000	5,921,968
*	Eternit SA	69,700	164,870
	Even Construtora e Incorporadora SA	422,994	466,179
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,182,723
	Fleury SA	800,500	2,670,792
	Fras-Le SA	136,160	342,825
*	Gafisa SA	859,205	306,000
	Gafisa SA, ADR	70,307	47,106
# *	Gol Linhas Aereas Inteligentes SA, ADR	298,790	1,634,381
	Grendene SA	1,247,923	1,897,158
*	GRUPO DE MODA SOMA SA	827,040	1,922,598
	Guararapes Confeccoes SA	400,731	777,491
	Helbor Empreendimentos SA	318,373	269,645
	Hypera SA	123,200	612,529
	Iguatemi Empresa de Shopping Centers SA	230,500	1,222,788
	Industrias Romi SA	178,500	516,479
	Instituto Hermes Pardini SA	204,158	794,378
*	International Meal Co. Alimentacao SA, Class A	1,079,742	537,594
*	Iochpe-Maxion SA	422,811	1,257,091
*	IRB Brasil Resseguros SA	1,675,085	1,391,996
	JHSF Participacoes SA	972,400	859,753
	JSL SA	153,336	196,160
	Kepler Weber SA	52,246	327,058

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Light SA	1,515,700	$2,599,663
	LOG Commercial Properties e Participacoes SA	180,472	749,220
*	Log-in Logistica Intermodal SA	219,309	823,798
*	LPS Brasil Consultoria de Imoveis SA	99,200	42,887
	M Dias Branco SA	304,311	1,668,809
	Mahle-Metal Leve SA	143,024	863,648
	Marcopolo SA	518,000	213,852
	Marfrig Global Foods SA	1,327,520	6,233,261
*	Marisa Lojas SA	784,679	571,429
	Mills Estruturas e Servicos de Engenharia SA	602,820	537,259
	Minerva SA	1,083,948	1,870,664
*	Moura Dubeux Engenharia S/A	22,700	19,346
	Movida Participacoes SA	465,747	1,225,476
	MRV Engenharia e Participacoes SA	1,042,403	1,874,693
	Multiplan Empreendimentos Imobiliarios SA	981,303	3,220,123
	Neoenergia SA	62,500	171,649
	Odontoprev SA	1,104,717	2,624,872
*	Omega Geracao SA	217,310	1,260,242
*	Petro Rio SA	3,259,660	13,555,445
	Porto Seguro SA	581,834	2,406,181
	Portobello SA	273,377	463,072
	Positivo Tecnologia SA	204,280	305,128
*	Profarma Distribuidora de Produtos Farmaceuticos SA	157,202	135,927
	Qualicorp Consultoria e Corretora de Seguros SA	887,943	2,691,928
	Sao Carlos Empreendimentos e Participacoes SA	86,509	567,142
	Sao Martinho SA	879,576	5,968,986
Ω	Ser Educacional SA	227,580	420,982
	SIMPAR SA	1,748,912	3,176,290
	SLC Agricola SA	390,163	3,012,738
	Sul America SA	720,803	3,316,782
	SYN prop e tech SA	54,690	123,164
*	Tecnisa SA	217,868	140,901
	Tegma Gestao Logistica SA	114,559	310,766
*	Terra Santa Propriedades Agricolas SA	9,971	38,462
	TOTVS SA	1,646,258	9,555,870
	Transmissora Alianca de Energia Eletrica SA	1,415,423	9,194,055
	Trisul SA	309,282	320,582
	Tupy SA	244,472	904,890
	Ultrapar Participacoes SA	940,893	2,175,600
	Unipar Carbocloro SA	8,973	128,383
	Usinas Siderurgicas de Minas Gerais SA Usiminas	108,100	246,701
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	226,550	286,610
*	Via S/A	2,142,700	2,334,882
	Vivara Participacoes SA	12,000	55,154
*	Vulcabras Azaleia SA	459,009	710,009
	Wiz Solucoes e Corretagem de Seguros SA	321,744	550,131
	YDUQS Participacoes SA	1,050,937	3,884,359

TOTAL BRAZIL			189,964,479

CHILE — (0.5%)
	AES Andes SA	12,427,081	1,277,470
	Aguas Andinas SA, Class A	201,170	38,362
	Besalco SA	2,204,594	582,658
*	Camanchaca SA	1,471,136	62,339
	CAP SA	179,513	1,777,744
	Cementos BIO BIO SA	352,724	316,120
	Cia Sud Americana de Vapores SA	55,079,769	3,579,754
	Cristalerias de Chile SA	130,323	430,955

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Embotelladora Andina SA, ADR, Class B	4,380	$53,743
	Empresa Nacional de Telecomunicaciones SA	519,620	1,782,254
*	Empresas Hites SA	1,014,682	173,772
	Empresas Lipigas SA	6,383	21,775
	Empresas Tricot SA	70,631	34,750
	Engie Energia Chile SA	3,179,242	1,856,178
	Forus SA	460,998	614,716
	Grupo Security SA	5,738,715	868,459
	Hortifrut SA	127,405	135,450
	Instituto de Diagnostico SA	2,928	5,516
	Inversiones Aguas Metropolitanas SA	2,418,099	1,145,095
	Inversiones La Construccion SA	148,269	538,929
*	Itau CorpBanca Chile SA	31,474,098	69,890
*	Masisa SA	6,120,023	86,469
*	Multiexport Foods SA	3,836,112	1,207,246
*	Parque Arauco SA	2,445,510	2,413,293
	PAZ Corp. SA	1,106,246	388,889
*	Ripley Corp. SA	3,096,995	523,471
	Salfacorp SA	1,738,619	587,795
	Sigdo Koppers SA	1,164,083	1,095,483
	SMU SA	5,617,171	559,618
	Sociedad Matriz SAAM SA	35,390,775	2,210,763
	Socovesa SA	2,516,932	329,630
	SONDA SA	1,338,356	452,526
	Vina Concha y Toro SA	2,391,226	3,477,293

TOTAL CHILE			28,698,405

CHINA — (26.3%)
*	21Vianet Group, Inc., ADR	433,204	6,792,639
	263 Network Communications Co. Ltd., Class A	34,400	20,205
*	360 DigiTech, Inc., ADR	313,070	6,389,759
*	361 Degrees International Ltd.	4,405,000	2,136,854
*	36Kr Holdings, Inc.	4,800	7,968
* Ω	3SBio, Inc.	5,416,500	4,951,950
*	51job, Inc., ADR	134,562	8,014,513
	5I5J Holding Group Co. Ltd., Class A	700,900	326,347
*	9F, Inc.	4,700	7,050
	AAC Technologies Holdings, Inc.	2,265,000	9,789,819
Ω	AAG Energy Holdings Ltd.	2,159,601	483,454
	Accelink Technologies Co. Ltd., Class A	138,100	467,854
	Advanced Technology & Materials Co. Ltd., Class A	163,700	217,830
	AECC Aero-Engine Control Co. Ltd., Class A	57,000	237,761
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	279,103	366,463
*	Aesthetic Medical International Holdings Group Ltd., ADR	2,177	8,947
	Agile Group Holdings Ltd.	3,550,000	2,782,997
	Ajisen China Holdings Ltd.	2,398,000	409,715
# Ω	Ak Medical Holdings Ltd.	1,664,000	1,725,953
# *	Alibaba Pictures Group Ltd.	42,090,000	4,471,364
Ω	A-Living Smart City Services Co. Ltd.	2,128,500	7,065,510
	All Winner Technology Co. Ltd., Class A	43,000	426,571
	Allmed Medical Products Co. Ltd., Class A	8,200	16,786
*	Alpha Group, Class A	298,500	235,179
*	Aluminum Corp. of China Ltd., Class H	2,000,000	1,203,580
	Amoy Diagnostics Co. Ltd., Class A	49,094	620,282
	An Hui Wenergy Co. Ltd., Class A	901,802	617,967
	Angang Steel Co. Ltd., Class H	5,804,999	3,120,352
	Anhui Construction Engineering Group Co. Ltd., Class A	684,590	414,303
	Anhui Expressway Co. Ltd., Class H	2,104,000	1,247,418
	Anhui Genuine New Materials Co. Ltd., Class A	82,113	293,668

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Guangxin Agrochemical Co. Ltd., Class A	71,400	$394,194
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	520,729	570,168
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	322,119	814,737
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	574,140
	Anhui Jinhe Industrial Co. Ltd., Class A	122,800	921,715
	Anhui Korrun Co. Ltd., Class A	81,366	282,254
*	Anhui Tatfook Technology Co. Ltd., Class A	51,300	70,822
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	40,927
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	599,551
	Anhui Xinhua Media Co. Ltd., Class A	138,900	102,201
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	246,849	663,117
††	Animal Health Holdings, Inc.	3,671,000	44,257
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,828	290,579
# *	Anton Oilfield Services Group	10,122,000	687,439
	Aoshikang Technology Co. Ltd., Class A	41,200	459,253
* ††	Aowei Holdings Ltd.	1,451,000	74,131
	Aoyuan Healthy Life Group Co. Ltd.	422,000	196,310
	APT Satellite Holdings Ltd.	580,000	171,681
*	Art Group Holdings Ltd.	320,000	17,042
# * Ω	Ascletis Pharma, Inc.	26,000	9,037
	Asia Cement China Holdings Corp.	2,548,500	1,941,957
Ω	AsiaInfo Technologies Ltd.	387,600	638,605
*	Asian Citrus Holdings Ltd.	2,314,000	56,149
	Ausnutria Dairy Corp. Ltd.	2,610,000	3,265,031
*	Austar Lifesciences Ltd.	18,000	39,466
	AviChina Industry & Technology Co. Ltd., Class H	10,439,000	6,641,806
Ω	BAIC Motor Corp. Ltd., Class H	7,414,500	2,456,051
Ω	BAIOO Family Interactive Ltd.	2,678,000	215,483
	Bank of Chongqing Co. Ltd., Class H	2,533,500	1,422,994
*	Bank of Tianjin Co. Ltd., Class H	100,000	41,134
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	671,000	159,216
	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	145,440
*	Baoye Group Co. Ltd., Class H	1,132,000	553,615
# *	Baozun, Inc., Sponsored ADR	251,448	4,350,050
	BBMG Corp., Class H	6,398,000	1,075,010
	Bear Electric Appliance Co. Ltd., Class A	10,700	95,479
	Befar Group Co. Ltd., Class A	623,900	818,655
	Beibuwan Port Co. Ltd., Class A	146,881	171,035
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	128,350	233,739
	Beijing Capital Development Co. Ltd., Class A	378,076	290,434
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	1,532,040	804,990
*	Beijing Capital International Airport Co. Ltd., Class H	7,820,000	5,085,072
*	Beijing Career International Co. Ltd., Class A	24,700	221,871
	Beijing Certificate Authority Co. Ltd., Class A	21,325	123,866
# *	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	267,250	626,554
	Beijing Cisri-Gaona Materials & Technology Co. Ltd., Class A	94,500	617,281
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	58,485
	Beijing Dahao Technology Corp. Ltd., Class A	15,900	68,147
	Beijing Easpring Material Technology Co. Ltd., Class A	39,700	549,549
# *	Beijing Energy International Holding Co. Ltd.	19,436,000	734,359
*	Beijing Enterprises Clean Energy Group Ltd.	59,768,570	803,405
	Beijing Enterprises Holdings Ltd.	1,690,500	6,498,096
# *	Beijing Enterprises Urban Resources Group Ltd.	1,532,000	155,203
	Beijing Enterprises Water Group Ltd.	14,484,000	5,536,280
*	Beijing Forever Technology Co. Ltd., Class A	211,838	380,588
# * ††	Beijing Gas Blue Sky Holdings Ltd.	16,288,000	91,065
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	318,890	809,153
# *	Beijing Health Holdings Ltd.	18,966,000	239,012
	Beijing Hualian Department Store Co. Ltd., Class A	927,300	253,557

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Jetsen Technology Co. Ltd., Class A	756,000	$484,327
	Beijing Jingneng Clean Energy Co. Ltd., Class H	8,772,000	2,651,488
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	138,897
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	256,480
	Beijing North Star Co. Ltd., Class H	4,520,000	725,246
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	313,648
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	496,985
	Beijing Originwater Technology Co. Ltd., Class A	683,500	743,936
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	472,000	449,226
	Beijing Sinnet Technology Co. Ltd., Class A	275,400	568,462
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	344,355
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	97,785
	Beijing SuperMap Software Co. Ltd., Class A	130,017	470,871
	Beijing Thunisoft Corp. Ltd., Class A	171,500	287,055
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	373,000	475,310
	Beijing Tongtech Co. Ltd., Class A	65,220	294,130
*	Beijing Ultrapower Software Co. Ltd., Class A	196,300	173,283
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	146,802	138,013
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	923,000	245,625
	Beijing Wanji Technology Co. Ltd., Class A	7,200	26,340
	Beijing Yanjing Brewery Co. Ltd., Class A	506,700	525,733
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	364,050	636,863
	Best Pacific International Holdings Ltd.	978,000	298,807
# *	BEST, Inc.	66,028	106,305
	Bestsun Energy Co. Ltd., Class A	439,200	335,167
	Better Life Commercial Chain Share Co. Ltd., Class A	186,849	196,363
	Biem.L.Fdlkk Garment Co. Ltd., Class A	207,099	796,084
	BII Railway Transportation Technology Holdings Co. Ltd.	2,452,000	182,160
* ††	Billion Industrial Holdings Ltd.	44,000	11,176
	Binjiang Service Group Co. Ltd.	106,000	288,517
	Blue Sail Medical Co. Ltd., Class A	212,700	480,689
*	Bluedon Information Security Technology Co. Ltd., Class A	504,300	262,089
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	518,700	405,654
*	Bohai Leasing Co. Ltd., Class A	1,263,500	519,020
#	Bosideng International Holdings Ltd.	13,134,000	10,176,925
*	Boyaa Interactive International Ltd.	1,494,000	99,585
	Bright Dairy & Food Co. Ltd., Class A	276,300	601,538
	Bright Real Estate Group Co. Ltd., Class A	962,280	327,692
* ††	Brilliance China Automotive Holdings Ltd.	8,928,000	2,955,169
	B-Soft Co. Ltd., Class A	348,631	435,207
*	BTG Hotels Group Co. Ltd., Class A	144,113	550,671
	C C Land Holdings Ltd.	12,749,015	2,857,185
	C&D International Investment Group Ltd.	1,286,968	2,395,445
*	C&D Property Management Group Co. Ltd.	350,000	197,980
# *	CA Cultural Technology Group Ltd.	2,130,000	166,994
	Cabbeen Fashion Ltd.	1,187,000	486,587
	Camel Group Co. Ltd., Class A	154,235	315,439
	Canny Elevator Co. Ltd., Class A	162,500	185,257
	Canvest Environmental Protection Group Co. Ltd.	3,064,000	1,759,671
*	Capital Environment Holdings Ltd.	22,400,000	524,121
	Carrianna Group Holdings Co. Ltd.	891,257	78,949
	Castech, Inc., Class A	46,400	118,876
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	64,980
	CECEP Solar Energy Co. Ltd., Class A	639,400	1,114,576
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	79,313
	CECEP Wind-Power Corp., Class A	1,052,000	1,212,625
	Central China Management Co. Ltd.	3,912,626	603,591
#	Central China Real Estate Ltd.	3,912,626	588,179

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Central China Securities Co. Ltd., Class H	7,022,000	$1,288,331
	CETC Digital Technology Co. Ltd., Class A	127,939	669,564
#	CGN New Energy Holdings Co. Ltd.	5,762,000	5,393,086
	CGN Nuclear Technology Development Co. Ltd., Class A	141,400	196,977
	Chacha Food Co. Ltd., Class A	110,710	986,109
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	381,676
# * Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	126,031
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	194,691
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	165,756	306,639
	Chaowei Power Holdings Ltd.	2,758,000	812,580
*	Cheetah Mobile, Inc., ADR	179,717	301,925
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	289,307
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	244,885
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	138,234	162,978
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	150,400	429,426
	Chengdu Wintrue Holding Co. Ltd., Class A	132,600	332,088
	Chengdu Xingrong Environment Co. Ltd., Class A	983,399	908,477
	Chengtun Mining Group Co. Ltd., Class A	277,000	442,723
*	Chiho Environmental Group Ltd.	172,000	24,006
	China Aerospace International Holdings Ltd.	8,284,500	617,174
*	China Agri-Products Exchange Ltd.	45,605	622
	China Aircraft Leasing Group Holdings Ltd.	1,600,000	1,106,798
#	China Aoyuan Group Ltd.	5,344,000	2,110,563
	China Bester Group Telecom Co. Ltd., Class A	102,700	224,167
	China BlueChemical Ltd., Class H	8,092,000	2,705,808
Ω	China Bohai Bank Co. Ltd., Class H	380,500	144,519
# *	China Boton Group Co. Ltd.	458,000	163,458
	China Building Material Test & Certification Group Co. Ltd., Class A	117,245	340,069
*	China CAMC Engineering Co. Ltd., Class A	332,197	335,359
	China Chengtong Development Group Ltd.	2,628,000	60,116
	China Cinda Asset Management Co. Ltd., Class H	21,131,000	3,527,735
††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	2,058,512
	China Communications Services Corp. Ltd., Class H	10,260,000	5,671,928
	China Conch Venture Holdings Ltd.	2,567,000	12,473,940
*	China CYTS Tours Holding Co. Ltd., Class A	255,300	398,732
	China Datang Corp. Renewable Power Co. Ltd., Class H	10,083,000	4,265,869
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	95,117
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	15,645
# *	China Dili Group.	12,965,699	3,182,396
	China Dongxiang Group Co. Ltd.	14,550,985	1,528,619
# Ω	China East Education Holdings Ltd.	791,500	750,922
	China Education Group Holdings Ltd.	2,302,000	3,934,892
*	China Electronics Huada Technology Co. Ltd.	3,568,000	361,278
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	623,587
	China Energy Engineering Corp. Ltd., Class H	1,124,000	165,718
	China Enterprise Co. Ltd., Class A	320,883	142,853
	China Everbright Environment Group Ltd.	15,300,000	10,510,411
# Ω	China Everbright Greentech Ltd.	2,859,000	1,005,362
#	China Everbright Ltd.	4,190,000	4,711,452
	China Express Airlines Co. Ltd., Class A	286,538	491,981
*	China Film Co. Ltd., Class A	14,700	27,004
* ††	China Financial Services Holdings Ltd.	126,200	10,340
	China Foods Ltd.	5,172,000	1,976,100
*	China Fordoo Holdings Ltd.	1,929,000	161,187
*	China Fortune Land Development Co. Ltd., Class A	855,000	491,900
#	China Glass Holdings Ltd.	3,642,000	1,067,769
#	China Grand Pharmaceutical & Healthcare Holdings Ltd., Class A	4,172,000	3,340,586
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	143,986
	China Hanking Holdings Ltd.	2,916,000	531,166

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Harmony Auto Holding Ltd.	3,770,000	$1,928,137
* ††	China High Precision Automation Group Ltd.	1,289,000	37,897
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	252,500
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,903,000	1,475,316
* †† Ω	China Huarong Asset Management Co. Ltd., Class H	29,702,000	2,920,382
††	China Huiyuan Juice Group Ltd.	4,034,500	181,800
# *	China Index Holdings Ltd., ADR	107,037	163,767
#	China International Marine Containers Group Co. Ltd., Class H	2,125,120	4,210,456
	China Jinmao Holdings Group Ltd.	7,952,000	2,323,164
	China Kepei Education Group Ltd.	1,226,000	675,963
	China Kings Resources Group Co. Ltd., Class A	100,360	665,351
	China Lesso Group Holdings Ltd.	4,499,000	6,953,956
	China Lilang Ltd.	2,232,000	1,271,422
# * Ω	China Literature Ltd.	456,200	3,165,331
# * Ω	China Logistics Property Holdings Co. Ltd.	3,646,000	1,958,403
# *	China Longevity Group Co. Ltd.	1,076,350	35,553
	China Longyuan Power Group Corp. Ltd., Class H	50,000	116,952
# * ††	China Lumena New Materials Corp.	363,249	0
# *	China Maple Leaf Educational Systems Ltd.	7,090,000	1,135,571
*	China Medical & HealthCare Group Ltd.	930,000	11,898
	China Medical System Holdings Ltd.	6,331,500	10,720,614
	China Meheco Co. Ltd., Class A	214,654	373,428
	China Meidong Auto Holdings Ltd.	2,280,000	11,778,083
	China Merchants Land Ltd.	7,804,000	871,736
	China Merchants Port Holdings Co. Ltd.	4,238,000	7,065,507
††	China Metal Recycling Holdings Ltd.	2,401,686	0
	China Minmetals Rare Earth Co. Ltd., Class A	34,900	206,982
#	China Modern Dairy Holdings Ltd.	10,694,000	2,017,362
	China National Accord Medicines Corp. Ltd., Class A	123,506	646,603
	China National Medicines Corp. Ltd., Class A	172,905	823,660
Ω	China New Higher Education Group Ltd.	1,994,000	999,468
*	China New Town Development Co. Ltd.	8,175,648	94,003
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	401,000	322,028
*	China Oceanwide Holdings Ltd.	4,994,000	81,724
*	China Oil & Gas Group Ltd.	23,878,000	1,480,764
	China Oilfield Services Ltd., Class H	6,184,000	5,914,168
	China Oriental Group Co. Ltd.	4,816,000	1,355,440
	China Overseas Grand Oceans Group Ltd.	7,485,749	3,589,032
	China Overseas Property Holdings Ltd.	5,545,000	4,981,650
	China Pioneer Pharma Holdings Ltd.	1,849,000	275,170
#	China Power International Development Ltd.	17,284,333	8,683,460
* ††	China Properties Group Ltd.	2,045,000	81,808
	China Publishing & Media Co. Ltd., Class A	378,215	320,764
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,023,000	1,762,091
	China Railway Tielong Container Logistics Co. Ltd., Class A	189,400	139,826
# *	China Rare Earth Holdings Ltd.	7,152,799	753,583
	China Reinsurance Group Corp., Class H	18,771,000	1,952,044
Ω	China Renaissance Holdings Ltd.	575,800	1,391,471
#	China Resources Cement Holdings Ltd.	10,766,000	9,053,174
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	329,774	588,234
	China Resources Medical Holdings Co. Ltd.	4,089,500	2,868,977
# Ω	China Resources Pharmaceutical Group Ltd.	5,173,000	2,488,455
	China Resources Power Holdings Co. Ltd.	5,582,000	14,447,459
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	129,300	487,459
	China Risun Group Ltd.	2,061,000	1,256,209
	China Sanjiang Fine Chemicals Co. Ltd.	3,268,000	985,198
	China SCE Group Holdings Ltd.	7,547,200	2,353,788
	China Science Publishing & Media Ltd., Class A	175,900	226,119

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China Shanshui Cement Group Ltd.	30,000	$7,716
#* Ω	China Shengmu Organic Milk Ltd.	11,882,000	820,460
	China Shineway Pharmaceutical Group Ltd.	1,620,200	1,553,296
	China Shuifa Singyes Energy Holdings Ltd.	1,613,000	446,014
*	China Silver Group Ltd.	5,404,000	413,763
	China South City Holdings Ltd.	19,910,000	1,483,901
	China South Publishing & Media Group Co. Ltd., Class A	600,500	768,473
	China Starch Holdings Ltd.	7,505,000	163,567
*	China Sunshine Paper Holdings Co. Ltd.	1,794,000	406,587
	China Suntien Green Energy Corp. Ltd., Class H	7,217,000	5,735,824
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	9,792,382
#	China Tian Lun Gas Holdings Ltd.	1,533,000	1,419,029
	China Tianbao Group Development Co. Ltd.	307,000	138,391
# *	China Tianrui Group Cement Co. Ltd.	256,000	219,914
*	China Tianying, Inc., Class A	657,100	487,305
	China Traditional Chinese Medicine Holdings Co. Ltd.	11,784,000	5,607,291
*	China Travel International Investment Hong Kong Ltd.	10,819,900	1,569,531
*	China Tungsten & Hightech Materials Co. Ltd., Class A	101,300	210,021
# Ω	China Vast Industrial Urban Development Co. Ltd.	2,122,000	613,521
# *	China Vered Financial Holding Corp. Ltd.	4,620,000	42,779
	China Water Affairs Group Ltd.	3,782,000	3,887,015
	China West Construction Group Co. Ltd., Class A	135,400	152,017
* ††	China Wood Optimization Holding Ltd.	1,748,000	151,648
	China World Trade Center Co. Ltd., Class A	169,977	361,430
	China XLX Fertiliser Ltd.	1,972,000	1,384,096
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	4,754,926
# Ω	China Yuhua Education Corp. Ltd.	5,322,000	2,412,049
*	China Yurun Food Group Ltd.	439,000	51,278
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	740,689
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	160,817
# *	China Zhongwang Holdings Ltd.	8,794,400	1,898,926
	Chinasoft International Ltd.	9,800,000	16,363,347
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	240,900	392,701
	Chongqing Department Store Co. Ltd., Class A	145,400	523,059
	Chongqing Dima Industry Co. Ltd., Class A	104,100	37,590
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	184,240	485,463
*	Chongqing Iron & Steel Co. Ltd., Class H	1,594,000	318,506
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	421,411
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,768,000	3,154,009
	Chongqing Zaisheng Technology Corp. Ltd., Class A	122,900	214,089
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	401,845
	Chow Tai Seng Jewellery Co. Ltd., Class A	245,100	723,482
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	166,605
	CIFI Ever Sunshine Services Group Ltd.	1,154,000	2,059,295
	CIFI Holdings Group Co. Ltd.	12,484,000	6,929,596
	CIMC Enric Holdings Ltd.	3,204,000	4,120,043
*	Cinda Real Estate Co. Ltd., Class A	782,200	392,454
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	290,213
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,133,750	397,907
	CITIC Press Corp., Class A	2,200	9,969
*	CITIC Resources Holdings Ltd.	12,238,600	861,850
*	Citychamp Watch & Jewellery Group Ltd.	7,880,000	1,328,385
	CMGE Technology Group Ltd.	304,000	118,565
	CMST Development Co. Ltd., Class A	585,300	559,335
	CNHTC Jinan Truck Co. Ltd., Class A	196,701	407,132
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	50,500	108,799
	COFCO Biotechnology Co. Ltd., Class A	661,200	1,100,771
#	COFCO Joycome Foods Ltd.	7,856,000	3,040,505
	COFCO Sugar Holding Co. Ltd., Class A	155,600	236,431

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# * Ω	Cogobuy Group	2,315,000	$850,283
#	Colour Life Services Group Co. Ltd.	2,071,604	362,839
#	Comba Telecom Systems Holdings Ltd.	6,332,001	1,763,156
	Concord New Energy Group Ltd.	26,854,964	2,831,926
*	Confidence Intelligence Holdings Ltd.	6,000	18,846
	Consun Pharmaceutical Group Ltd.	2,452,000	1,050,810
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	345,225
*	Coolpad Group Ltd.	16,624,000	872,798
	COSCO SHIPPING Development Co. Ltd., Class H	16,586,000	3,223,030
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,146,000	2,274,127
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,405,000	1,092,740
	COSCO SHIPPING Ports Ltd.	8,577,565	7,139,843
* Ω	Cosmo Lady China Holdings Co. Ltd.	3,097,000	223,050
	CP Pokphand Co. Ltd.	28,288,594	4,003,321
	CPMC Holdings Ltd.	2,517,000	1,229,874
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	280,147
# *	Crazy Sports Group Ltd.	10,687,579	537,838
	CSG Holding Co. Ltd., Class A	371,280	524,756
	CSSC Science & Technology Co. Ltd., Class A	158,600	317,139
	CTS International Logistics Corp. Ltd., Class A	195,520	376,842
# *	CWT International Ltd.	24,080,000	275,435
*	Cybernaut International Holdings Co. Ltd.	3,760,000	92,277
	D&O Home Collection Co. Ltd., Class A	106,962	212,360
#	Da Ming International Holdings Ltd.	880,000	406,664
#	DaFa Properties Group Ltd.	754,000	488,556
Ω	Dali Foods Group Co. Ltd.	4,411,000	2,455,963
	Dalian Bio-Chem Co. Ltd., Class A	60,476	118,159
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	272,300	164,181
	Dare Power Dekor Home Co. Ltd., Class A	112,600	205,655
	Dashang Co. Ltd., Class A	103,508	314,916
	Datang International Power Generation Co. Ltd., Class H	7,974,000	1,441,118
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	1,035,641
*	Dazhong Transportation Group Co. Ltd., Class A	631,520	325,614
	Dazzle Fashion Co. Ltd., Class A	128,728	376,583
	DBG Technology Co. Ltd., Class A	213,483	464,054
	Deppon Logistics Co. Ltd., Class A	107,247	183,179
#	Dexin China Holdings Co. Ltd.	1,349,000	452,578
	DHC Software Co. Ltd., Class A	689,100	747,399
	Dian Diagnostics Group Co. Ltd., Class A	141,200	710,348
#	Differ Group Holding Co. Ltd.	11,956,000	2,884,074
	Digital China Group Co. Ltd., Class A	223,300	521,229
	Digital China Holdings Ltd.	3,246,500	1,750,192
	Digital China Information Service Co. Ltd., Class A	276,264	481,421
	Dong-E-E-Jiao Co. Ltd., Class A	109,600	694,660
	Dongfang Electric Corp. Ltd., Class H	1,557,600	2,485,348
*	Dongfang Electronics Co. Ltd., Class A	107,300	102,885
	Dongfeng Motor Group Co. Ltd., Class H	8,526,000	7,940,750
#	Dongjiang Environmental Co. Ltd., Class H	804,375	366,965
#	Dongyue Group Ltd.	5,073,000	11,802,904
*	DouYu International Holdings Ltd., ADR	524,957	1,653,615
*	Duiba Group Ltd.	1,000,800	233,271
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	906,814
	East Group Co. Ltd., Class A	307,000	496,957
*	E-Commodities Holdings Ltd.	2,748,000	290,660
	Edifier Technology Co. Ltd., Class A	68,600	121,164
	Edvantage Group Holdings Ltd.	168,000	109,295
#	EEKA Fashion Holdings Ltd.	25,500	39,480
#	E-House China Enterprise Holdings Ltd.	130,500	24,591
	Electric Connector Technology Co. Ltd., Class A	144,000	940,441

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Elion Energy Co. Ltd., Class A	1,074,661	$833,276
#	Essex Bio-technology Ltd.	1,256,000	854,922
	Eternal Asia Supply Chain Management Ltd., Class A	459,200	412,381
*	Ev Dynamics Holdings Ltd.	900,000	11,873
	EVA Precision Industrial Holdings Ltd.	4,606,435	804,462
*	Everbright Jiabao Co. Ltd., Class A	647,600	261,989
*	EverChina International Holdings Co. Ltd.	13,020,000	311,451
*	Fang Holdings Ltd., ADR	15,618	90,893
	Fangda Special Steel Technology Co. Ltd., Class A	334,800	387,684
*	Fangdd Network Group Ltd.	9,226	9,872
#	Fanhua, Inc., Sponsored ADR	199,100	2,640,066
#	Fantasia Holdings Group Co. Ltd.	7,290,000	524,696
#	Far East Horizon Ltd.	7,742,000	7,381,560
	FAWER Automotive Parts Co. Ltd., Class A	102,200	90,461
* Ω	Feiyu Technology International Co. Ltd.	1,153,500	69,420
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	262,000	705,017
	Fibocom Wireless, Inc., Class A	82,285	592,379
*	FIH Mobile Ltd.	9,669,000	1,504,082
	Financial Street Holdings Co. Ltd., Class A	582,798	534,148
	Financial Street Property Co. Ltd., Class H	20,000	10,459
#	FinVolution Group, ADR	376,583	2,304,688
#	First Tractor Co. Ltd., Class H	1,203,176	606,552
	Focused Photonics Hangzhou, Inc., Class A	108,900	314,769
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	48,257
*	Founder Holdings Ltd.	160,000	18,704
	FriendTimes, Inc.	976,000	143,631
	Fu Shou Yuan International Group Ltd.	4,042,000	3,470,115
	Fufeng Group Ltd.	8,105,600	2,805,938
††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	31,980	96,706
	Fujian Funeng Co. Ltd., Class A	180,494	504,649
	Fujian Green Pine Co. Ltd., Class A	100,900	156,111
	Fujian Longking Co. Ltd., Class A	172,500	219,019
	Fujian Longma Environmental Sanitation Equipment Co. Ltd., Class A	133,700	261,540
	Fujian Star-net Communication Co. Ltd., Class A	134,073	458,760
# *	Fullshare Holdings Ltd.	41,672,500	582,071
#	Fusen Pharmaceutical Co. Ltd.	141,000	46,333
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	797,700	394,059
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	225,047
	Gansu Shangfeng Cement Co. Ltd., Class A	276,801	751,775
	GCI Science & Technology Co. Ltd., Class A	158,925	527,640
# *	GCL New Energy Holdings Ltd.	18,764,000	879,447
# * ††	GCL-Poly Energy Holdings Ltd.	71,015,000	13,554,049
	Gemdale Properties & Investment Corp. Ltd.	26,770,000	2,605,469
	Gem-Year Industrial Co. Ltd., Class A	126,000	98,069
Ω	Genertec Universal Medical Group Co. Ltd.	4,479,000	3,379,080
*	Genimous Technology Co. Ltd., Class A	330,115	312,151
	Getein Biotech, Inc., Class A	124,783	341,219
*	Global Top E-Commerce Co. Ltd., Class A	517,700	183,724
*	Glorious Property Holdings Ltd.	11,042,501	343,444
*	Glory Sun Financial Group Ltd.	5,120,000	177,367
	Goldcard Smart Group Co. Ltd.	147,600	249,942
	Golden Eagle Retail Group Ltd.	2,637,000	2,294,106
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	298,580
*	Golden Wheel Tiandi Holdings Co. Ltd.	546,000	14,787
	GoldenHome Living Co. Ltd., Class A	52,892	247,687
	Goldenmax International Technology Ltd., Class A	117,100	243,818
	Goldlion Holdings Ltd.	1,322,962	286,709
	Goldpac Group Ltd.	1,512,000	346,419

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	GOME Retail Holdings Ltd.	34,090,000	$3,455,540
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	245,094
*	Grand Baoxin Auto Group Ltd.	3,251,992	365,078
	Grandblue Environment Co. Ltd., Class A	165,095	569,889
*	Grandjoy Holdings Group Co. Ltd., Class A	650,500	334,463
	Greattown Holdings Ltd., Class A	778,800	430,975
	Greatview Aseptic Packaging Co. Ltd.	4,535,000	1,863,090
*	Gree Real Estate Co. Ltd., Class A	436,440	458,424
	Greenland Hong Kong Holdings Ltd.	4,952,000	1,053,051
	Greentown China Holdings Ltd.	3,787,648	5,218,422
	Greentown Service Group Co. Ltd.	6,032,000	5,971,226
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	524,171
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	385,499
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	205,073
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	113,600	405,124
*	Guangdong HEC Technology Holding Co. Ltd., Class A	592,700	982,919
	Guangdong Highsun Group Co. Ltd., Class A	256,300	81,711
	Guangdong Hongda Blasting Co. Ltd., Class A	158,325	681,826
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	228,886
	Guangdong Land Holdings Ltd.	1,862,800	186,338
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	282,900	231,251
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	253,574
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	42,148
	Guangdong South New Media Co. Ltd., Class A	22,400	165,753
	Guangdong Tapai Group Co. Ltd., Class A	239,500	376,603
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	177,530	620,877
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	166,200	218,659
*	Guanghui Energy Co. Ltd., Class A	397,100	409,825
*	Guangshen Railway Co. Ltd., Class H	6,636,000	1,168,165
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	574,021
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	119,980	285,428
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,358,080	647,017
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	622,000	1,572,525
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	55,600	223,575
	Guangzhou Haige Communications Group, Inc. Co., Class A	506,100	746,567
	Guangzhou KDT Machinery Co. Ltd., Class A	42,999	200,984
#	Guangzhou R&F Properties Co. Ltd., Class H	6,025,200	3,769,086
	Guangzhou Restaurant Group Co. Ltd., Class A	38,540	136,777
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	17,951	122,406
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	127,100	196,667
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	326,400	301,962
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	301,400	206,110
	Guizhou Gas Group Corp. Ltd., Class A	223,900	346,670
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	649,500	780,906
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	274,100	291,599
#	Guolian Securities Co. Ltd., Class H	1,395,500	681,991
	Guomai Technologies, Inc., Class A	185,400	165,950
*	Guorui Properties Ltd.	5,246,000	231,740
*	Guosheng Financial Holding, Inc., Class A	224,100	327,123
* Ω	Haichang Ocean Park Holdings Ltd.	6,292,000	1,591,669
# *	Hailiang Education Group, Inc., ADR	32,567	993,293
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	162,605
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	194,300	412,642
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	2,788,009
	Hainan Ruize New Building Material Co. Ltd., Class A	256,900	141,794
	Hainan Strait Shipping Co. Ltd., Class A	846,397	747,104
	Haisco Pharmaceutical Group Co. Ltd., Class A	57,700	152,001
	Haitian International Holdings Ltd.	2,659,000	7,749,639
# Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	302,000	41,539

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hand Enterprise Solutions Co. Ltd., Class A	189,200	$195,168
	Hangcha Group Co. Ltd., Class A	239,388	619,738
	Hangjin Technology Co. Ltd., Class A	262,000	1,392,953
	Hangxiao Steel Structure Co. Ltd., Class A	438,608	244,685
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	844,386	538,565
	Hangzhou Century Co. Ltd., Class A	323,800	311,342
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	14,000	51,635
# * Ω	Harbin Bank Co. Ltd., Class H	1,742,000	179,202
	Harbin Boshi Automation Co. Ltd., Class A	362,200	690,571
	Harbin Electric Co. Ltd., Class H	3,577,413	1,513,358
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	190,378
*	Harbin Pharmaceutical Group Co. Ltd., Class A	854,900	420,734
††	Harmonicare Medical Holdings Ltd.	2,321,000	114,104
	HBIS Resources Co. Ltd., Class A	124,400	279,645
# *	HC Group, Inc.	2,529,000	261,003
	Health & Happiness H&H International Holdings Ltd.	1,003,500	2,348,873
	Hebei Chengde Lolo Co., Class A	368,379	595,116
	Hebei Construction Group Corp. Ltd., Class H	105,000	26,553
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	204,700	687,808
#	Hello Group, Inc.	613,582	7,639,096
	Henan Lingrui Pharmaceutical Co., Class A	160,300	267,957
	Henan Pinggao Electric Co. Ltd., Class A	342,000	471,740
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	26,749
	Henan Yuguang Gold & Lead Co. Ltd., Class A	96,200	80,695
	Henan Zhongyuan Expressway Co. Ltd., Class A	907,923	446,979
	Henderson Investment Ltd.	2,432,000	115,604
	Hengan International Group Co. Ltd.	2,283,500	11,933,416
# *	Hengdeli Holdings Ltd.	12,009,399	440,108
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	135,300	298,400
	Hexing Electrical Co. Ltd., Class A	192,590	354,188
*	Hi Sun Technology China Ltd.	9,333,000	1,259,514
	Hisense Home Appliances Group Co. Ltd., Class H	1,608,000	1,727,125
*	Holitech Technology Co. Ltd., Class A	776,200	394,626
	Hongda Xingye Co. Ltd., Class A	406,500	344,692
*	Honghua Group Ltd.	13,617,000	470,295
*	Hongli Zhihui Group Co. Ltd., Class A	119,200	210,293
* †† Ω	Honworld Group Ltd.	1,105,500	327,153
Ω	Hope Education Group Co. Ltd.	9,156,000	1,632,954
	Hopson Development Holdings Ltd.	2,891,350	7,845,867
††	Hua Han Health Industry Holdings Ltd.	20,183,698	291,841
* Ω	Hua Hong Semiconductor Ltd.	2,037,000	10,222,196
	Huaan Securities Co. Ltd., Class A	847,366	676,978
	Huabao International Holdings Ltd.	2,017,000	3,772,922
#	Huadian Power International Corp. Ltd., Class H	7,070,000	2,611,179
	Huafa Industrial Co. Ltd. Zhuhai, Class A	639,800	525,818
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	335,665
*	Huafu Fashion Co. Ltd., Class A	522,852	361,749
	Huagong Tech Co. Ltd., Class A	96,900	436,630
#	Huaneng Power International, Inc., Class H	652,000	337,448
# *	Huanxi Media Group Ltd.	2,790,000	531,268
	Huapont Life Sciences Co. Ltd., Class A	498,900	482,465
*	Huawen Media Group, Class A	613,800	220,920
	Huaxi Holdings Co. Ltd.	624,000	172,041
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,208,000	1,077,557
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,089,069	552,873
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	254,889	641,800
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	60,878	473,249
#	Huijing Holdings Co. Ltd.	1,372,000	337,295
*	Huishang Bank Corp. Ltd., Class H	34,000	11,578

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hunan Aihua Group Co. Ltd., Class A	154,787	$862,634
*	Hunan Gold Corp. Ltd., Class A	244,800	414,385
	Hunan New Wellful Co. Ltd., Class A	263,400	285,695
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	380,500	756,176
# *	HUYA, Inc., ADR	319,901	2,629,586
	Hytera Communications Corp. Ltd., Class A	439,400	387,414
*	HyUnion Holding Co. Ltd., Class A	258,400	225,698
# * Ω	iDreamSky Technology Holdings Ltd.	1,497,200	1,062,172
	IKD Co. Ltd., Class A	147,500	315,808
Ω	IMAX China Holding, Inc.	501,400	733,236
	Infore Environment Technology Group Co. Ltd., Class A	392,300	383,691
*	Inke Ltd.	267,000	54,172
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,912,700	1,072,174
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	135,400	155,692
	Inner Mongolia Yitai Coal Co. Ltd., Class H	554,000	420,098
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	353,900	422,994
*	Innuovo Technology Co. Ltd., Class A	364,600	301,738
*	Inspur International Ltd.	1,748,000	754,064
*	Inspur Software Co. Ltd., Class A	10,900	20,601
* Ω	International Alliance Financial Leasing Co. Ltd.	1,968,000	616,724
#	Intron Technology Holdings Ltd.	333,000	207,913
# *	iQIYI, Inc., ADR	784,425	6,495,039
	IReader Technology Co. Ltd., Class A	80,700	238,760
*	IRICO Group New Energy Co. Ltd., Class H	107,700	323,354
	Jack Sewing Machine Co. Ltd., Class A	137,400	433,427
	JH Educational Technology, Inc.	480,000	110,184
	Jiajiayue Group Co. Ltd., Class A	136,899	314,988
	Jiangling Motors Corp. Ltd., Class A	152,600	370,942
*	Jiangnan Group Ltd.	13,956,000	537,515
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	591,500	670,818
*	Jiangsu Etern Co. Ltd., Class A	132,100	80,204
	Jiangsu Expressway Co. Ltd., Class H	1,368,000	1,297,178
	Jiangsu Guomao Reducer Co. Ltd., Class A	30,500	180,773
	Jiangsu Guotai International Group Co. Ltd., Class A	612,495	1,263,202
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	202,900	511,537
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	878,520	524,519
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	192,140	281,802
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	205,607	184,805
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,500	40,427
	Jiangsu Linyang Energy Co. Ltd., Class A	710,100	1,258,746
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	258,500	593,846
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	439,752	765,022
	Jiangsu Shagang Co. Ltd., Class A	453,100	439,653
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	118,100	436,817
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	625,009	604,904
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	854,800	511,423
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,256,600	630,030
	Jiangxi Bank Co. Ltd., Class H	25,500	11,199
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	284,831
	Jiangxi Wannianqing Cement Co. Ltd., Class A	102,200	183,186
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	353,976
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	207,666
*	Jiayin Group, Inc., ADR	13,730	52,174
#	Jiayuan International Group Ltd.	5,900,834	2,281,541
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	232,000	572,791
*	Jilin Electric Power Co. Ltd., Class A	866,200	1,025,467
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	121,549	39,210
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	436,800	183,614
#	Jinchuan Group International Resources Co. Ltd.	12,519,000	2,018,625

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co. Ltd., Class A	443,920	$503,611
#	Jingrui Holdings Ltd.	2,160,000	606,445
	Jingwei Textile Machinery Co. Ltd., Class A	284,500	355,149
# *	JinkoSolar Holding Co. Ltd., ADR	168,450	10,076,679
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	722,972	1,217,766
	Jinneng Science&Technology Co. Ltd., Class A	176,300	389,997
	Jinyu Bio-Technology Co. Ltd., Class A	89,200	222,002
	Jinyuan EP Co. Ltd., Class A	145,600	246,473
Ω	Jiumaojiu International Holdings Ltd.	957,000	2,395,688
	Jiuzhitang Co. Ltd., Class A	287,600	381,821
	Jizhong Energy Resources Co. Ltd., Class A	904,700	884,331
	JL Mag Rare-Earth Co. Ltd., Class A	116,473	712,550
	JNBY Design Ltd.	892,000	1,492,257
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	345,600	622,294
	Jointo Energy Investment Co. Ltd. Hebei, Class A	697,596	557,625
	Joy City Property Ltd.	19,994,000	1,041,469
#	JOYY, Inc., ADR	129,276	6,514,218
	JSTI Group, Class A	213,888	189,071
	Ju Teng International Holdings Ltd.	4,732,000	812,048
	Jutal Offshore Oil Services Ltd.	124,000	16,653
	JY Grandmark Holdings Ltd.	325,000	125,587
*	Kai Yuan Holdings Ltd.	11,360,000	56,252
#	Kaisa Group Holdings Ltd.	13,330,142	2,047,851
	Kaisa Prosperity Holdings Ltd.	259,750	550,349
	Kaiser China Cultural Co. Ltd., Class A	75,900	83,688
	Kaishan Group Co. Ltd., Class A	377,100	1,069,716
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	332,148
# *	Kasen International Holdings Ltd.	3,137,000	287,890
	Keda Industrial Group Co. Ltd., Class A	71,400	223,824
	Kehua Data Co. Ltd., Class A	7,400	45,164
	Kinetic Mines & Energy Ltd.	2,226,000	185,882
	Kingboard Holdings Ltd.	2,738,421	11,933,504
	Kingboard Laminates Holdings Ltd.	4,306,000	6,750,123
	KingClean Electric Co. Ltd., Class A	39,260	153,213
	Kingsoft Corp. Ltd.	3,235,800	13,807,297
	Konfoong Materials International Co. Ltd., Class A	65,258	408,887
	Konka Group Co. Ltd., Class A	570,684	501,208
# * Ω	Koolearn Technology Holding Ltd.	529,000	286,327
	KPC Pharmaceuticals, Inc., Class A	259,500	337,019
	Kunlun Energy Co. Ltd.	13,120,000	11,949,431
	Kunlun Tech Co. Ltd., Class A	269,855	785,124
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	267,733
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	170,546
	KWG Group Holdings Ltd.	5,692,950	4,962,621
	KWG Living Group Holdings Ltd.	3,815,225	2,570,081
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	310,200	302,640
	Lao Feng Xiang Co. Ltd., Class A	57,200	429,033
	Laobaixing Pharmacy Chain JSC, Class A	92,101	628,646
*	Launch Tech Co. Ltd., Class H	20,000	7,664
	Lee & Man Chemical Co. Ltd.	982,785	1,215,986
	Lee & Man Paper Manufacturing Ltd.	5,884,000	4,422,442
	Lee’s Pharmaceutical Holdings Ltd.	1,170,500	549,195
Ω	Legend Holdings Corp., Class H	1,679,100	2,951,307
	Leo Group Co. Ltd., Class A	1,417,942	505,271
*	LexinFintech Holdings Ltd., ADR	421,044	2,248,375
	Leyard Optoelectronic Co. Ltd., Class A	530,700	780,136
	Liaoning Port Co. Ltd., Class H	238,000	22,045
	Lier Chemical Co. Ltd., Class A	168,700	596,202
*	Lifestyle China Group Ltd.	1,804,000	243,098

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Lifetech Scientific Corp.	15,806,000	$7,340,826
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	170,428
	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	207,913
* ††	Link Motion, Inc., Sponsored ADR	690,534	0
	Livzon Pharmaceutical Group, Inc., Class H	843,703	2,779,135
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	34,000	82,256
	LK Technology Holdings Ltd.	536,500	1,338,744
	Logan Group Co. Ltd.	2,526,000	2,530,298
	Loncin Motor Co. Ltd., Class A	724,300	494,849
	Long Yuan Construction Group Co. Ltd., Class A	398,400	447,368
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,800	28,882
	Longshine Technology Group Co. Ltd., Class A	98,700	499,923
	Lonking Holdings Ltd.	8,606,000	2,511,587
	Luenmei Quantum Co. Ltd., Class A	312,900	404,016
	Luolai Lifestyle Technology Co. Ltd., Class A	96,240	196,026
*	Luoniushan Co. Ltd., Class A	181,128	193,551
# *	Luoyang Glass Co. Ltd., Class H	784,000	1,145,282
# * Ω	Luye Pharma Group Ltd.	7,602,500	3,623,039
# *	LVGEM China Real Estate Investment Co. Ltd	2,058,000	467,109
	Maanshan Iron & Steel Co. Ltd., Class H	3,890,048	1,654,184
	Maccura Biotechnology Co. Ltd., Class A	124,661	542,327
*	Macrolink Culturaltainment Development Co. Ltd., Class A	682,438	192,007
* Ω	Maoyan Entertainment	1,641,000	1,982,006
*	Maoye International Holdings Ltd.	3,854,000	137,872
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	275,854
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	147,525	580,188
* Ω	Meitu, Inc.	8,434,000	1,840,558
# Ω	Midea Real Estate Holding Ltd.	60,400	104,243
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	5,600	95,963
	Min Xin Holdings Ltd.	744,000	411,415
*	Mingfa Group International Co. Ltd.	5,292,000	305,126
	Minmetals Land Ltd.	8,218,000	842,911
# Ω	Minsheng Education Group Co. Ltd.	780,000	112,798
	Minth Group Ltd.	3,117,000	12,388,331
	MLS Co. Ltd., Class A	322,200	701,198
*	MOBI Development Co. Ltd.	270,000	12,827
	Modern Land China Co. Ltd.	5,136,800	250,882
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,065,200	263,867
	MYS Group Co. Ltd., Class A	215,887	110,089
# *	Nan Hai Corp. Ltd.	24,100,000	130,311
	NanJi E-Commerce Co. Ltd., Class A	443,100	495,504
	Nanjing Iron & Steel Co. Ltd., Class A	1,329,800	733,436
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	74,885
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	342,874
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	470,024
	Natural Food International Holding Ltd.	314,000	21,353
	NetDragon Websoft Holdings Ltd.	995,000	2,179,262
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	4,464
	New Hope Dairy Co. Ltd., Class A	23,600	58,526
*	New World Department Store China Ltd.	1,787,462	307,332
# *	Newborn Town, Inc.	1,296,000	729,445
	Newland Digital Technology Co. Ltd., Class A	251,800	593,092
#	Nexteer Automotive Group Ltd.	3,760,000	4,640,543
	Nine Dragons Paper Holdings Ltd.	7,447,000	9,364,604
	Ningbo Huaxiang Electronic Co. Ltd., Class A	111,538	412,343
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	14,600	23,185
	Ningbo Joyson Electronic Corp., Class A	146,100	405,620
	Ningbo Orient Wires & Cables Co. Ltd., Class A	217,575	1,536,549
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	257,200	489,184

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Yunsheng Co. Ltd., Class A	340,100	$558,805
	Ningxia Jiaze New Energy Co. Ltd., Class A	574,100	488,708
# *	Niu Technologies, Sponsored ADR	137,099	3,589,252
*	Noah Holdings Ltd., Sponsored ADR	144,548	6,144,735
	Norinco International Cooperation Ltd., Class A	269,374	316,014
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	315,811
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	179,035
	Northeast Securities Co. Ltd., Class A	474,610	638,973
	NSFOCUS Technologies Group Co. Ltd., Class A	167,948	396,170
# *	NVC International Holdings Ltd.	1,770,000	39,199
*	Oceanwide Holdings Co. Ltd., Class A	564,577	157,048
	Offshore Oil Engineering Co. Ltd., Class A	875,267	636,027
	OFILM Group Co. Ltd., Class A	595,796	696,002
	Olympic Circuit Technology Co. Ltd.	123,835	333,970
	Opple Lighting Co. Ltd., Class A	80,030	242,379
	ORG Technology Co. Ltd., Class A	630,320	659,349
*	Orient Group, Inc., Class A	758,900	346,114
*	Ourpalm Co. Ltd., Class A	789,500	479,727
*	Overseas Chinese Town Asia Holdings Ltd.	950,183	176,369
#	Pacific Online Ltd.	1,798,365	332,490
*	Pacific Securities Co. Ltd., Class A	1,476,371	719,363
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,344,900	839,519
	PAX Global Technology Ltd.	3,392,000	3,392,000
	PCI Technology Group Co. Ltd., Class A	602,240	713,825
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	2,002,270	1,085,968
#	Perennial Energy Holdings Ltd.	1,325,000	271,730
	PhiChem Corp., Class A	215,026	595,600
# *	Phoenix Media Investment Holdings Ltd.	6,320,000	480,677
	Phoenix New Media Ltd., ADR	122,670	172,965
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	712,948	949,881
*	Polaris Bay Group Co. Ltd., Class A	155,400	223,657
	Poly Property Group Co. Ltd.	9,753,000	2,405,922
#	Poly Property Services Co. Ltd., Class H	512,200	2,859,331
*	Pou Sheng International Holdings Ltd.	11,616,806	1,954,820
	Powerlong Commercial Management Holdings Ltd.	353,500	791,301
	Powerlong Real Estate Holdings Ltd.	5,244,000	3,592,507
#	Prinx Chengshan Holding Ltd.	133,500	123,857
	Pujiang International Group Ltd.	267,000	121,371
#	PW Medtech Group Ltd.	3,468,000	533,849
#	Q Technology Group Co. Ltd.	1,827,000	2,667,259
	Qianhe Condiment & Food Co. Ltd., Class A	172,080	661,617
	Qingdao East Steel Tower Stock Co. Ltd., Class A	127,400	155,647
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	438,808
	Qingdao Gon Technology Co. Ltd., Class A	87,300	319,903
	Qingdao Hanhe Cable Co. Ltd., Class A	594,000	400,643
Ω	Qingdao Port International Co. Ltd., Class H	611,000	307,102
	Qingdao Rural Commercial Bank Corp., Class A	1,330,100	794,486
	Qingdao Topscomm Communication, Inc., Class A	182,700	196,626
	Qingling Motors Co. Ltd., Class H	3,996,000	899,768
#	Qinhuangdao Port Co. Ltd., Class H	3,011,500	482,913
*	Qudian, Inc., Sponsored ADR	96,525	161,197
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	353,802
	Raisecom Technology Co. Ltd., Class A	133,429	126,208
	Rastar Group, Class A	295,400	142,036
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	282,877
# *	Realord Group Holdings Ltd.	1,306,000	2,033,225
	Red Avenue New Materials Group Co. Ltd., Class A	8,900	76,169
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,078,120	604,792
# Ω	Redco Properties Group Ltd.	5,952,000	1,828,222

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Redsun Properties Group Ltd.	1,122,000	$323,569
	Renhe Pharmacy Co. Ltd., Class A	409,700	606,792
	REXLot Holdings Ltd.	98,652,252	49,450
	Rianlon Corp., Class A	21,800	133,154
	Risen Energy Co. Ltd., Class A	178,900	667,542
	RiseSun Real Estate Development Co. Ltd., Class A	982,152	658,668
	Road King Infrastructure Ltd.	1,228,000	1,244,229
	Rongan Property Co. Ltd., Class A	916,500	340,773
#	Ronshine China Holdings Ltd.	2,708,000	1,095,056
	Runjian Co. Ltd., Class A	50,400	242,314
*	RYB Education, Inc., ADR	1,970	5,161
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	181,352
	Sanquan Food Co. Ltd., Class A	150,700	457,316
	Sansteel Minguang Co. Ltd. Fujian, Class A	736,394	788,893
	Sanxiang Impression Co. Ltd., Class A	36,100	16,074
	Sany Heavy Equipment International Holdings Co. Ltd.	4,624,000	5,261,733
*	Saurer Intelligent Technology Co. Ltd., Class A	417,200	185,238
	Sealand Securities Co. Ltd., Class A	1,301,480	785,154
	Seazen Group Ltd.	8,286,000	6,554,872
*	Secoo Holding Ltd., ADR	64,187	74,457
	S-Enjoy Service Group Co. Ltd.	905,000	1,761,089
	SGIS Songshan Co. Ltd., Class A	836,400	578,852
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	446,990	506,036
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	481,800	799,875
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	152,200	416,227
#	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	793,508
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	150,300	586,904
	Shandong Humon Smelting Co. Ltd., Class A	230,600	413,523
	Shandong Longda Meat Foodstuff Co. Ltd., Class A	255,500	401,566
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	68,500	170,795
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	784,800	398,680
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	251,702
	Shandong Publishing & Media Co. Ltd., Class A	206,500	197,499
#	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,728,000	8,053,345
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	698,400	341,634
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	229,890	381,815
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,366,956	429,766
	Shanghai AJ Group Co. Ltd., Class A	426,800	432,422
	Shanghai Belling Co. Ltd., Class A	107,946	510,368
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	72,646	211,351
	Shanghai Electric Power Co. Ltd., Class A	403,734	698,586
	Shanghai Environment Group Co. Ltd., Class A	184,073	334,069
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	144,565	375,768
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	830,000	2,273,319
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,300,000	637,150
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	29,000	173,135
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	83,000	307,556
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,100	1,085,987
	Shanghai Industrial Development Co. Ltd., Class A	447,650	271,502
	Shanghai Industrial Holdings Ltd.	1,916,000	2,859,044
	Shanghai Industrial Urban Development Group Ltd.	12,363,000	1,064,284
	Shanghai Jin Jiang Capital Co. Ltd., Class H	7,560,000	1,713,502
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	316,318
#	Shanghai Kindly Medical Instruments Co. Ltd., Class H	19,600	72,706
	Shanghai Maling Aquarius Co. Ltd., Class A	310,225	379,059
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	303,732
	Shanghai Moons’ Electric Co. Ltd., Class A	89,360	235,593
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,233,000	4,086,896
	Shanghai Pret Composites Co. Ltd., Class A	20,900	35,867

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	$352,491
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	85,377
	Shanghai Shimao Co. Ltd., Class A	547,300	270,331
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	332,033	484,334
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	153,320
	Shanghai Tunnel Engineering Co. Ltd., Class A	778,950	622,206
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	371,561
	Shanghai Wanye Enterprises Co. Ltd., Class A	198,172	958,871
	Shanghai Weaver Network Co. Ltd., Class A	46,505	467,326
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	214,800	326,389
	Shanxi Blue Flame Holding Co. Ltd., Class A	335,600	480,961
	Shanxi Coking Co. Ltd., Class A	437,317	469,321
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	308,400	525,925
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	49,964	101,401
	Shanxi Securities Co. Ltd., Class A	691,410	676,144
	Shanying International Holding Co. Ltd., Class A	1,207,015	611,282
#	Sheng Ye Capital Ltd.	611,500	675,203
*	Shengda Resources Co. Ltd., Class A	221,907	401,038
	Shenguan Holdings Group Ltd.	1,628,000	84,645
	Shenzhen Agricultural Products Group Co. Ltd., Class A	615,280	667,542
*	Shenzhen Airport Co. Ltd., Class A	609,400	720,648
	Shenzhen Aisidi Co. Ltd., Class A	254,900	426,954
	Shenzhen Anche Technologies Co. Ltd., Class A	41,100	122,391
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	108,215
	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	198,861
	Shenzhen Changhong Technology Co. Ltd., Class A	88,900	494,337
	Shenzhen Comix Group Co. Ltd., Class A	202,801	209,985
	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	349,458
	Shenzhen Desay Battery Technology Co., Class A	113,098	747,238
	Shenzhen Ellassay Fashion Co. Ltd., Class A	45,900	102,517
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	228,018	499,472
	Shenzhen Expressway Co. Ltd., Class H	3,146,400	2,965,417
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	307,384	608,630
	Shenzhen FRD Science & Technology Co. Ltd.	96,700	286,893
	Shenzhen Gas Corp. Ltd., Class A	135,800	192,496
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	238,419
*	Shenzhen Grandland Group Co. Ltd., Class A	272,300	96,122
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	182,600	663,675
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	574,417
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,466,160	430,734
*	Shenzhen Hifuture Information Technology Co. Ltd., Class A	256,517	138,624
	Shenzhen International Holdings Ltd.	4,956,314	5,966,986
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	12,231
#	Shenzhen Investment Ltd.	15,657,720	3,840,534
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	49,734	67,453
	Shenzhen Jinjia Group Co. Ltd., Class A	294,200	497,520
	Shenzhen Kedali Industry Co. Ltd., Class A	26,000	704,753
	Shenzhen Kinwong Electronic Co. Ltd., Class A	144,374	583,085
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	50,400	250,826
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	30,700	49,521
	Shenzhen Megmeet Electrical Co. Ltd., Class A	152,428	730,184
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	965,200	467,569
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	170,219
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	131,898
*	Shenzhen SDG Information Co. Ltd., Class A	279,020	261,485
	Shenzhen Sinovatio Technology Co. Ltd., Class A	41,707	194,150
	Shenzhen Sunline Tech Co. Ltd., Class A	172,700	339,316
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	645,814
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	250,165

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Topband Co. Ltd., Class A	240,700	$557,047
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	294,200
	Shenzhen World Union Group, Inc., Class A	613,800	359,778
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	342,768	277,451
	Shenzhen Yinghe Technology Co. Ltd., Class A	127,800	624,605
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	213,200	326,786
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	267,801
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,098,800	850,183
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	367,289
	Shimao Group Holdings Ltd.	3,855,500	6,048,052
*	Shineco, Inc.	2,016	20,805
	Shinva Medical Instrument Co. Ltd., Class A	138,680	472,148
	Shoucheng Holdings Ltd.	9,427,600	1,996,522
	Shougang Fushan Resources Group Ltd.	9,687,128	2,558,845
*	Shouhang High-Tech Energy Co. Ltd., Class A	719,800	367,422
	Shui On Land Ltd.	16,384,143	2,427,031
*	Sichuan Development Lomon Co. Ltd., Class A	150,200	424,174
	Sichuan Expressway Co. Ltd., Class H	4,548,000	1,052,699
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	771,700	429,164
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	103,000	308,515
*	Sichuan Languang Development Co. Ltd., Class A	988,771	267,309
	Sichuan Shuangma Cement Co. Ltd., Class A	187,737	587,185
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	229,529
	Sieyuan Electric Co. Ltd., Class A	56,300	365,037
	Sihuan Pharmaceutical Holdings Group Ltd.	18,569,000	3,896,841
*	Silver Grant International Holdings Group Ltd.	6,192,000	404,737
	Sinic Holdings Group Co. Ltd., Class H	235,000	15,102
	Sino Wealth Electronic Ltd., Class A	103,050	987,755
	Sinocare, Inc., Class A	112,300	411,801
	Sinochem International Corp., Class A	391,600	555,615
#	Sinofert Holdings Ltd.	9,585,327	1,498,842
*	Sino-I Technology Ltd.	3,950,000	17,334
*	Sinolink Worldwide Holdings Ltd.	15,827,440	509,291
	Sinoma International Engineering Co., Class A	296,600	481,864
	Sinomach Automobile Co. Ltd., Class A	342,600	338,920
	Sino-Ocean Group Holding Ltd.	13,717,000	2,981,175
	Sinopec Engineering Group Co. Ltd., Class H	6,311,500	3,326,622
	Sinopec Kantons Holdings Ltd.	4,512,000	1,717,927
*	Sinopec Oilfield Service Corp., Class H	8,288,000	796,681
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	2,807,028
	Sinopharm Group Co. Ltd., Class H	3,858,800	9,162,773
	Sino-Platinum Metals Co. Ltd., Class A	96,142	343,166
#	Sinosoft Technology Group Ltd.	2,214,599	290,417
	Sinosteel Engineering & Technology Co. Ltd., Class A	507,700	577,378
	Sinotrans Ltd., Class H	9,194,000	3,022,267
	Sinotruk Hong Kong Ltd.	2,594,500	3,581,126
	Skyfame Realty Holdings Ltd.	14,654,000	1,729,281
	Skyworth Digital Co. Ltd., Class A	395,946	448,113
*	Skyworth Group Ltd.	6,550,266	3,649,235
	Smoore International Holdings Ltd.	15,232,000	43,266
# *	SOHO China Ltd.	10,147,000	2,577,255
# *	Sohu.com Ltd., ADR	62,319	1,262,583
*	Solargiga Energy Holdings Ltd.	5,471,000	351,544
*	Sou Yu Te Group Co. Ltd., Class A	1,059,193	243,212
*	South Manganese Investment Ltd.	2,312,000	365,288
# *	So-Young International, Inc.	48,057	189,825
*	Sparkle Roll Group Ltd.	7,624,000	175,869
*	SPT Energy Group, Inc.	488,000	19,302
#	SSY Group Ltd.	6,505,152	3,090,181

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Starrise Media Holdings Ltd.	550,000	$10,054
*	Strait Innovation Internet Co. Ltd., Class A	147,000	100,061
	Suchuang Gas Corp. Ltd.	608,000	189,109
#	Sun King Technology Group Ltd.	4,158,000	2,358,076
	Sun-Create Electronics Co. Ltd., Class A	50,300	346,593
	Sunflower Pharmaceutical Group Co. Ltd., Class A	193,200	431,580
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	192,637
*	Suning Universal Co. Ltd., Class A	239,300	179,324
	Sunresin New Materials Co. Ltd., Class A	77,942	954,520
# * Ω	Sunshine 100 China Holdings Ltd.	940,000	54,430
	Sunward Intelligent Equipment Co. Ltd., Class A	166,950	211,048
*	Sunwave Communications Co. Ltd., Class A	190,000	157,041
	Suzhou Anjie Technology Co. Ltd., Class A	238,099	513,265
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	362,797	205,632
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	537,027
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	408,291
	Suzhou Keda Technology Co. Ltd., Class A	109,368	100,379
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	191,541
	Suzhou TFC Optical Communication Co. Ltd., Class A	144,900	580,847
	Symphony Holdings Ltd.	7,730,000	924,291
	T&S Communications Co. Ltd., Class A	66,437	156,228
	Taiji Computer Corp. Ltd., Class A	168,856	736,678
	Tang Palace China Holdings Ltd.	440,000	40,743
	Tangrenshen Group Co. Ltd., Class A	112,227	110,124
	Tangshan Jidong Cement Co. Ltd., Class A	297,436	540,214
	TangShan Port Group Co. Ltd., Class A	1,557,011	649,550
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	308,900	445,692
*	Taung Gold International Ltd.	60,770,000	194,147
	TCL Electronics Holdings Ltd.	3,563,347	1,932,022
	Telling Telecommunication Holding Co. Ltd., Class A	73,200	273,367
	Ten Pao Group Holdings Ltd.	660,000	163,421
#	Tenfu Cayman Holdings Co. Ltd.	306,000	220,413
††	Tenwow International Holdings Ltd.	4,023,000	73,681
	Three Squirrels, Inc., Class A	73,700	488,975
	Tian An China Investment Co. Ltd.	1,719,000	994,197
	Tian Di Science & Technology Co. Ltd., Class A	1,093,400	714,716
* Ω	Tian Ge Interactive Holdings Ltd.	2,221,000	254,575
*	Tian Shan Development Holding Ltd.	1,844,000	401,013
#	Tiangong International Co. Ltd.	4,204,000	2,529,177
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,788,000	883,660
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	956,200	609,851
	Tianjin Development Holdings Ltd.	2,298,000	510,158
	Tianjin Guangyu Development Co. Ltd., Class A	405,094	1,059,763
	Tianjin Port Development Holdings Ltd.	12,226,800	1,020,970
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	19,900	83,278
	Tianli Education International Holdings Ltd.	3,929,000	816,890
#	Tianneng Power International Ltd.	2,966,048	3,386,909
*	Tianyun International Holdings Ltd.	1,794,000	329,788
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	13,400	51,853
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	347,032
	Tibet Summit Resources Co. Ltd., Class A	88,400	421,761
	Tibet Tianlu Co. Ltd., Class A	122,100	121,189
*	Tibet Water Resources Ltd.	9,150,000	589,588
*	Time Watch Investments Ltd.	1,286,000	136,939
	Times China Holdings Ltd.	1,271,000	864,859
	Titan Wind Energy Suzhou Co. Ltd., Class A	244,800	814,711
	Tomson Group Ltd.	2,541,054	619,084
	Tong Ren Tang Technologies Co. Ltd., Class H	2,701,000	1,916,556
*	Tongcheng-Elong Holdings Ltd.	3,294,400	7,342,070

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tongda Group Holdings Ltd.	26,215,000	$841,137
*	Tongdao Liepin Group	207,800	296,994
*	Tongding Interconnection Information Co. Ltd., Class A	324,800	199,383
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	245,400	466,853
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	101,469
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	440,436
	Tongyu Heavy Industry Co. Ltd., Class A	477,553	235,174
#	Top Spring International Holdings Ltd.	1,539,500	232,714
	Topsec Technologies Group, Inc., Class A	194,227	559,482
Ω	Topsports International Holdings Ltd.	2,639,000	3,205,985
	Towngas China Co. Ltd.	4,873,510	3,345,747
	Transfar Zhilian Co. Ltd., Class A	349,200	446,932
	TravelSky Technology Ltd., Class H	3,103,000	5,797,818
# *	Trigiant Group Ltd.	4,284,000	357,503
††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	TRS Information Technology Corp. Ltd., Class A	71,000	96,257
	Truly International Holdings Ltd.	6,217,573	2,027,089
Ω	Tsaker Chemical Group Ltd.	1,314,500	273,831
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	300,634
*	Tuniu Corp., Sponsored ADR	148,809	197,916
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	360,500	218,240
	Unilumin Group Co. Ltd., Class A	335,700	429,759
	Uni-President China Holdings Ltd.	5,646,000	4,812,033
#	United Energy Group Ltd.	34,254,900	3,030,052
	Valiant Co. Ltd., Class A	182,251	586,327
	Vats Liquor Chain Store Management JSC Ltd., Class A	81,400	500,233
	Vatti Corp. Ltd., Class A	376,947	347,159
Ω	VCredit Holdings Ltd.	159,400	85,721
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	936,160
#	Vinda International Holdings Ltd.	1,506,000	4,152,241
# *	Viomi Technology Co. Ltd., ADR	25,542	112,640
*	Vipshop Holdings Ltd., ADR	519,500	5,797,620
# Ω	Virscend Education Co. Ltd.	563,000	37,772
	Visual China Group Co. Ltd., Class A	179,300	370,460
	Wangfujing Group Co. Ltd., Class A	161,500	777,596
	Wangneng Environment Co. Ltd., Class A	94,545	238,589
	Wangsu Science & Technology Co. Ltd., Class A	594,400	508,704
#	Want Want China Holdings Ltd.	3,378,000	2,619,792
	Wanxiang Qianchao Co. Ltd., Class A	1,183,762	1,107,290
	Wasion Holdings Ltd.	2,818,000	965,536
	Wasu Media Holding Co. Ltd., Class A	357,024	407,418
	Weifu High-Technology Group Co. Ltd., Class A	168,203	510,253
	Weiqiao Textile Co., Class H	1,940,500	725,204
	Wellhope Foods Co. Ltd., Class A	362,080	518,184
* Ω	Wenzhou Kangning Hospital Co. Ltd., Class H	15,300	58,160
	West China Cement Ltd.	10,280,000	1,796,324
	Wharf Holdings Ltd.	2,285,000	7,944,418
	Wisdom Education International Holdings Co. Ltd.	3,004,000	514,564
*	Wison Engineering Services Co. Ltd.	1,334,000	69,720
	Wolong Electric Group Co. Ltd., Class A	445,172	1,029,335
	Wondershare Technology Group Co. Ltd., Class A	11,100	73,291
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	231,500	218,807
	Wuhan Department Store Group Co. Ltd., Class A	234,382	370,222
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	151,800	239,881
	Wuhan Jingce Electronic Group Co. Ltd., Class A	72,094	587,086
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	383,520
	Wuhu Token Science Co. Ltd., Class A	519,000	832,927
#	Wuling Motors Holdings Ltd.	1,010,000	211,763
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	582,710

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	XD, Inc.	220,600	$1,248,742
	XGD, Inc., Class A	155,100	229,825
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,992,500	1,451,830
	Xiamen C & D, Inc., Class A	618,500	773,638
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	309,918
	Xiamen International Airport Co. Ltd., Class A	20,400	50,870
	Xiamen International Port Co. Ltd., Class H	4,430,000	493,111
	Xiamen ITG Group Corp. Ltd., Class A	489,000	528,608
	Xiamen Kingdomway Group Co., Class A	140,400	666,667
	Xiamen Meiya Pico Information Co. Ltd., Class A	235,566	566,389
	Xiamen Xiangyu Co. Ltd., Class A	569,400	689,182
	Xi’an Triangle Defense Co. Ltd., Class A	96,600	749,257
	Xiandai Investment Co. Ltd., Class A	421,994	264,082
	Xilinmen Furniture Co. Ltd., Class A	121,000	498,162
	Xingda International Holdings Ltd.	6,538,861	1,485,216
	Xingfa Aluminium Holdings Ltd.	481,000	586,496
*	Xingyuan Environment Technology Co. Ltd., Class A	318,700	161,608
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	2,130,103	1,557,260
	Xinhuanet Co. Ltd., Class A	120,800	333,988
*	Xinji Shaxi Group Co. Ltd.	387,000	48,750
	Xinjiang Communications Construction Group Co. Ltd., Class A	60,700	100,479
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,242,400	5,014,666
	Xinjiang Tianshan Cement Co. Ltd., Class A	354,200	755,208
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	373,858
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	534,000	107,688
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	246,900	407,868
#	Xinte Energy Co. Ltd., Class H	808,400	2,585,550
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,045,700	606,536
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	89,200	253,490
#	Xinyi Energy Holdings Ltd.	5,958,000	3,513,071
	Xinyu Iron & Steel Co. Ltd., Class A	577,800	533,742
	Xinyuan Real Estate Co. Ltd., ADR	63,735	73,295
#	Xtep International Holdings Ltd.	5,708,141	7,465,089
	Xuji Electric Co. Ltd., Class A	341,300	1,056,867
*	Xunlei Ltd., ADR	212,469	620,409
Ω	Yadea Group Holdings Ltd.	4,848,000	8,329,692
*	YaGuang Technology Group Co. Ltd., Class A	278,300	372,144
*	Yanchang Petroleum International Ltd.	12,940,000	131,208
	Yango Group Co. Ltd., Class A	925,000	465,026
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	375,000	631,529
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	73,300	583,462
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	36,600	180,492
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	375,226
	YanTai Shuangta Food Co. Ltd., Class A	319,000	454,975
	Yantai Tayho Advanced Materials Co. Ltd., Class A	156,934	441,190
	Yanzhou Coal Mining Co. Ltd., Class H	2,682,000	3,978,096
*	Yashili International Holdings Ltd.	5,168,000	379,163
	YGSOFT, Inc., Class A	181,000	191,883
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	851,800	398,247
*	Yida China Holdings Ltd.	1,148,000	149,340
	Yifan Pharmaceutical Co. Ltd., Class A	265,766	680,724
#	Yihai International Holding Ltd.	1,546,000	9,055,867
	Yijiahe Technology Co. Ltd., Class A	64,876	566,154
	Yincheng International Holding Co. Ltd.	26,000	9,189
	Yipinhong Pharmaceutical Co. Ltd., Class A	97,380	484,240
	Yip’s Chemical Holdings Ltd.	1,386,000	820,009
*	Yiren Digital Ltd., Sponsored ADR	220,957	693,805
* Ω	Yixin Group Ltd.	1,892,500	353,655
	Yixintang Pharmaceutical Group Co. Ltd., Class A	123,400	612,488

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	677,800	$367,099
*	Youzu Interactive Co. Ltd., Class A	314,800	652,109
*	Yuan Heng Gas Holdings Ltd.	772,000	50,392
	Yuexiu Property Co. Ltd.	5,958,456	5,235,631
	Yuexiu Transport Infrastructure Ltd.	4,436,018	2,841,557
	Yunnan Copper Co. Ltd., Class A	370,272	768,706
	Yusys Technologies Co. Ltd., Class A	98,900	285,580
	Yuzhou Group Holdings Co. Ltd.	10,683,313	1,164,734
	ZBOM Home Collection Co. Ltd., Class A	100,588	310,770
# *	Zepp Health Corp., ADR	24,510	201,227
#	Zhaojin Mining Industry Co. Ltd., Class H	3,983,000	2,835,725
	Zhejiang Communications Technology Co. Ltd.	463,200	375,923
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	612,900	390,287
	Zhejiang Crystal-Optech Co. Ltd., Class A	398,626	980,986
#	Zhejiang Expressway Co. Ltd., Class H	6,240,000	5,535,836
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	222,400	463,903
# ††	Zhejiang Glass Co. Ltd.	445,000	0
	Zhejiang Hailiang Co. Ltd., Class A	642,181	1,056,794
	Zhejiang Hangmin Co. Ltd., Class A	354,400	300,926
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	523,528
	Zhejiang Huace Film & Television Co. Ltd., Class A	502,700	443,343
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	439,905
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	43,837
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	147,829	637,509
*	Zhejiang Jingu Co. Ltd., Class A	346,600	382,465
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	362,460
*	Zhejiang Jinke Tom Culture Industry Co Ltd, Class A	983,168	679,637
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	123,600	243,996
	Zhejiang Medicine Co. Ltd., Class A	338,800	844,633
	Zhejiang Meida Industrial Co. Ltd., Class A	223,540	572,400
	Zhejiang Narada Power Source Co. Ltd., Class A	172,700	304,825
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	397,956	253,321
	Zhejiang Runtu Co. Ltd., Class A	306,134	422,967
*	Zhejiang Shibao Co. Ltd., Class H	318,000	60,718
	Zhejiang Southeast Space Frame Co. Ltd., Class A	138,600	241,806
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,205	499,019
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	819,420	673,752
	Zhejiang Wanliyang Co. Ltd., Class A	244,570	516,703
	Zhejiang Wanma Co. Ltd., Class A	111,500	122,545
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	383,806
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	177,073	765,832
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	54,470
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	452,360
	Zhejiang Yinlun Machinery Co. Ltd., Class A	50,700	92,403
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,125,600	1,180,546
#	Zhenro Properties Group Ltd.	4,494,000	2,135,953
*	Zhong An Group Ltd.	13,063,800	521,064
# * Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	805,800	2,931,064
	Zhongliang Holdings Group Co. Ltd.	421,500	195,358
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	296,300	314,900
	Zhongshan Public Utilities Group Co. Ltd., Class A	485,800	653,983
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	573,485
	Zhongyu Gas Holdings Ltd.	1,899,306	1,820,134
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,853,000	2,564,692
#	Zhuguang Holdings Group Co. Ltd.	7,108,000	1,561,017
	Zhuhai Bojay Electronics Co. Ltd., Class A	14,178	113,595
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	232,870
*	Zhuzhou CRRC Times Electric Co., Class H	1,775,000	8,481,861
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	246,921	433,623

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	ZJBC Information Technology Co. Ltd., Class A	201,160	$98,748

TOTAL CHINA			1,385,529,202

COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	166,253
	Celsia SA ESP	2,125,125	2,417,598
	Cementos Argos SA	1,167,347	1,968,448
*	CEMEX Latam Holdings SA	765,979	711,926
*	Corp. Financiera Colombiana SA	289,337	2,279,664
	Grupo Argos SA	33,103	103,729
	Grupo Nutresa SA	98,043	573,043
	Mineros SA	223,012	238,366
	Promigas SA ESP	10,240	20,041

TOTAL COLOMBIA			8,479,068

GREECE — (0.3%)
*	Aegean Airlines SA	141,875	851,146
	Athens Water Supply & Sewage Co. SA	102,231	894,898
	Autohellas Tourist & Trading SA	60,466	557,549
	Bank of Greece	115,124	2,250,033
*	Ellaktor SA	381,229	606,984
*	Fourlis Holdings SA	151,041	671,397
*	GEK Terna Holding Real Estate Construction SA	269,753	3,024,280
	Hellenic Exchanges - Athens Stock Exchange SA	207,822	890,271
	Holding Co. ADMIE IPTO SA	297,838	879,145
*	Intracom Holdings SA	88,449	204,739
*	LAMDA Development SA	150,639	1,241,545
	Mytilineos SA	53,658	980,574
*	Piraeus Financial Holdings SA	1	1
	Piraeus Port Authority SA	29,114	612,946
	Quest Holdings SA	1,995	40,001
	Sarantis SA	142,291	1,436,516
	Terna Energy SA	82,981	1,121,991
	Titan Cement International SA	5,220	90,768

TOTAL GREECE			16,354,784

HONG KONG — (0.2%)
	AKM Industrial Co. Ltd.	1,710,000	241,334
††	Anxin-China Holdings Ltd.	16,347,000	0
#	Atlas Corp.	80,037	1,120,518
	BYD Electronic International Co. Ltd.	638,000	1,893,973
††	Karce International Holdings	1,336,000	0
††	Magnum Uranium Corp.	876,000	0
*	MMG Ltd.	10,970,999	5,067,527
	My Medicare	6,950,000	38,499
††	Realgold Resources Corp.	300,500	0
††	SMI Culture & Travel Group Holdings Ltd.	6,033,814	72,742
#	Sun Art Retail Group Ltd.	1,880,500	1,102,461
††	Tech-Pro, Inc.	43,862,000	72,159
	Texhong Textile Group Ltd.	347,000	517,773
††	Untrade Hosa International	3,700,000	0
††	Untrade Youyuan Holdings	2,698,070	0
††	Untrade. C Fiber Optic	9,639,999	0
††	Untrade.CTEG	18,320,000	150,224

TOTAL HONG KONG			10,277,210

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	1,513,616	$2,083,736
# *	Opus Global Nyrt	302,678	230,166
	Richter Gedeon Nyrt	71,886	2,014,554

TOTAL HUNGARY			4,328,456

INDIA — (14.8%)
	Aarti Drugs Ltd.	110,812	866,916
	Aarti Industries Ltd.	480,830	6,230,657
	Abbott India Ltd.	15,291	4,084,596
	ACC Ltd.	42,618	1,332,233
	Accelya Solutions India Ltd.	3,300	53,368
	Action Construction Equipment Ltd.	25,734	80,927
	Adani Enterprises Ltd.	453,788	8,641,485
*	Adani Green Energy Ltd.	112,077	1,726,353
*	Adani Power Ltd.	1,979,852	2,705,609
	Adani Total Gas Ltd.	50,749	985,938
*	Adani Transmission Ltd.	278,279	6,639,364
*	Aditya Birla Capital Ltd.	939,391	1,214,052
	Advanced Enzyme Technologies Ltd.	177,226	894,975
	Aegis Logistics Ltd.	508,694	1,439,857
	Agro Tech Foods Ltd.	53,868	707,608
*	Ahluwalia Contracts India Ltd.	27,720	139,393
	AIA Engineering Ltd.	184,927	4,758,342
	Ajanta Pharma Ltd.	102,443	2,864,905
	Akzo Nobel India Ltd.	45,665	1,283,652
	Alembic Ltd.	281,037	391,136
	Alembic Pharmaceuticals Ltd.	204,849	2,132,015
	Alkem Laboratories Ltd.	7,618	366,335
	Alkyl Amines Chemicals	58,896	2,839,952
	Allcargo Logistics Ltd.	227,668	820,392
	Amara Raja Batteries Ltd.	170,639	1,557,108
*	Amber Enterprises India Ltd.	9,759	429,402
	Amrutanjan Health Care Ltd.	11,548	141,303
* ††	Amtek Auto Ltd.	217,501	1,498
	Andhra Sugars Ltd.	2,843	24,296
	Apar Industries Ltd.	1,640	14,921
	Apcotex Industries Ltd.	2,337	12,309
*	APL Apollo Tubes Ltd.	314,090	3,373,774
	Apollo Tyres Ltd.	1,117,624	3,201,649
*	Arvind Fashions Ltd.	207,643	833,059
*	Arvind Ltd.	521,810	919,238
	Asahi India Glass Ltd.	396,040	2,253,607
	Ashiana Housing Ltd.	46,993	113,510
*	Ashoka Buildcon Ltd.	369,747	521,649
	Astec Lifesciences Ltd.	901	15,172
* Ω	Aster DM Healthcare Ltd.	23,797	59,347
	Astra Microwave Products Ltd.	6,109	18,330
	Astral Ltd.	238,242	6,962,951
	AstraZeneca Pharma India Ltd.	18,233	731,966
	Atul Ltd.	57,896	7,066,352
* Ω	AU Small Finance Bank Ltd.	111,929	1,830,366
	Automotive Axles Ltd.	15,690	283,900
	Avanti Feeds Ltd.	176,442	1,307,579
	Bajaj Consumer Care Ltd.	362,855	1,126,013
*	Bajaj Electricals Ltd.	67,420	996,303
*	Bajaj Hindusthan Sugar Ltd.	150,408	27,320
	Bajaj Holdings & Investment Ltd.	54,427	3,501,224
	Balaji Amines Ltd.	54,614	2,530,144
	Balkrishna Industries Ltd.	104,848	3,449,505

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co. Ltd.	257,880	$435,275
	Balrampur Chini Mills Ltd.	537,476	2,360,305
*	Bank of Maharashtra	986,206	274,914
	Bannari Amman Sugars Ltd.	12,765	386,183
	BASF India Ltd.	50,378	2,192,957
	Bata India Ltd.	151,365	4,018,493
	Bayer CropScience Ltd.	8,516	567,696
	BEML Ltd.	45,573	979,667
*	BF Utilities Ltd.	68,928	375,675
	Bhansali Engineering Polymers Ltd.	235,301	560,929
	Bharat Dynamics Ltd.	23,234	125,761
	Bharat Electronics Ltd.	1,795,899	4,990,267
	Bharat Forge Ltd.	646,033	6,701,412
*	Bharat Heavy Electricals Ltd.	3,038,830	2,774,103
	Bharat Rasayan Ltd.	2,908	397,184
	Birla Corp. Ltd.	96,625	1,967,755
	Birlasoft Ltd.	519,443	2,838,663
	Bliss Gvs Pharma Ltd.	133,346	197,871
	Blue Dart Express Ltd.	18,677	1,664,436
	Blue Star Ltd.	60,155	774,669
	Bodal Chemicals Ltd.	82,131	134,968
	Bombay Burmah Trading Co.	3,166	45,661
	Brigade Enterprises Ltd.	285,592	1,794,692
	BSE Ltd.	86,077	1,523,577
*	Camlin Fine Sciences Ltd.	46,565	103,497
	Can Fin Homes Ltd.	180,322	1,512,980
*	Canara Bank	960,129	2,755,303
*	Capacit’e Infraprojects Ltd.	15,657	34,765
	Caplin Point Laboratories Ltd.	85,922	939,719
	Carborundum Universal Ltd.	256,110	2,878,968
	Care Ratings Ltd.	39,782	363,163
	Castrol India Ltd.	540,366	1,005,147
	CCL Products India Ltd.	318,730	1,635,886
	Ceat Ltd.	89,666	1,505,949
*	Central Bank of India	402,007	118,057
	Central Depository Services India Ltd.	209,455	3,786,051
	Century Enka Ltd.	1,670	9,912
	Century Plyboards India Ltd.	218,215	1,578,323
	Century Textiles & Industries Ltd.	132,186	1,387,063
	Cera Sanitaryware Ltd.	19,017	1,312,976
	CESC Ltd.	2,266,713	2,644,635
*	CG Power & Industrial Solutions Ltd.	288,948	574,379
	Chambal Fertilizers & Chemicals Ltd.	574,017	2,848,419
*	Chennai Petroleum Corp. Ltd.	157,831	258,388
††	Chennai Super Kings Cricket Ltd.	1,658,632	9,345
	Cholam&alam Investment & Finance Co. Ltd.	288,927	2,414,754
	Cholamandalam Financial Holdings Ltd.	415,288	3,889,754
	Cigniti Technologies Ltd.	1,427	11,311
	City Union Bank Ltd.	1,352,498	3,078,904
	Clariant Chemicals India Ltd.	3,864	28,429
Ω	Cochin Shipyard Ltd.	43,308	202,726
	Coforge Ltd.	102,611	6,671,123
	Container Corp. Of India Ltd.	290,852	2,559,772
	Coromandel International Ltd.	417,893	4,388,554
	Cosmo Films Ltd.	3,855	81,645
*	CreditAccess Grameen Ltd.	32,757	273,537
	CRISIL Ltd.	62,820	2,336,482
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	10,335,675
*	CSB Bank Ltd.	19,944	78,739

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cummins India Ltd.	296,857	$3,559,109
	Cyient Ltd.	200,222	2,855,645
	Dalmia Bharat Ltd.	172,890	4,657,268
	DB Corp. Ltd.	23,065	30,246
*	DCB Bank Ltd.	611,934	745,816
	DCM Shriram Ltd.	147,632	1,949,628
*	DCW Ltd.	29,310	18,626
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,010,878
	Deepak Nitrite Ltd.	174,205	5,214,441
	Delta Corp. Ltd.	446,857	1,555,503
	Dhampur Sugar Mills Ltd.	121,578	479,898
*	Dhani Services Ltd.	829,986	1,997,061
*	Dhani Services Ltd.	152,225	178,894
	Dhanuka Agritech Ltd.	48,377	471,989
Ω	Dilip Buildcon Ltd.	141,880	1,139,434
*	Dish TV India Ltd.	3,193,725	739,803
*	Dishman Carbogen Amcis Ltd.	240,366	662,397
	Dixon Technologies India Ltd.	85,119	5,664,082
	Dollar Industries Ltd.	2,458	14,479
Ω	Dr Lal PathLabs Ltd.	101,243	4,784,430
*	DRC Systems India Ltd.	2,155	11,421
	Dwarikesh Sugar Industries Ltd.	18,999	18,062
*	Dynamatic Technologies Ltd.	951	33,945
	eClerx Services Ltd.	73,711	2,160,903
	Edelweiss Financial Services Ltd.	1,553,368	1,608,019
*	EID Parry India Ltd.	281,864	1,722,499
*	EIH Ltd.	598,761	1,111,031
	Electrosteel Castings Ltd.	47,670	21,504
	Elgi Equipments Ltd.	507,928	1,356,025
	Emami Ltd.	349,611	2,508,051
Ω	Endurance Technologies Ltd.	48,653	1,190,063
	Engineers India Ltd.	716,970	697,903
	EPL Ltd.	171,552	493,657
Ω	Eris Lifesciences Ltd.	83,281	924,373
	ESAB India Ltd.	694	23,574
	Escorts Ltd.	236,044	4,997,212
*	Eveready Industries India Ltd.	38,096	182,531
	Excel Industries Ltd.	3,403	43,632
	Exide Industries Ltd.	1,080,287	2,498,569
*	FDC Ltd.	195,183	835,312
	Federal Bank Ltd.	5,403,697	7,071,202
	Filatex India Ltd.	21,840	29,240
	Fine Organic Industries Ltd.	3,391	149,741
	Finolex Cables Ltd.	300,577	1,886,116
	Finolex Industries Ltd.	955,420	2,811,731
	Firstsource Solutions Ltd.	1,207,770	3,210,041
	Force Motors Ltd.	4,465	84,195
*	Fortis Healthcare Ltd.	1,890,061	6,181,514
*	Future Consumer Ltd.	175,333	16,450
*	Future Lifestyle Fashions Ltd.	116,022	85,390
	Gabriel India Ltd.	234,396	482,421
	Galaxy Surfactants Ltd.	7,964	335,061
	Garware Technical Fibres Ltd.	38,536	1,740,649
	Gateway Distriparks Ltd.	244,719	916,274
*	Gati Ltd.	17,219	31,967
*	Gayatri Projects Ltd.	54,223	31,324
	GE Power India Ltd.	6,980	27,014
*	GE T&D India Ltd.	196,502	336,643
* Ω	General Insurance Corp. of India	11,497	20,484

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Genus Power Infrastructures Ltd.	33,133	$29,966
	Geojit Financial Services Ltd.	15,662	16,969
	GHCL Ltd.	175,153	988,511
	Gillette India Ltd.	16,462	1,244,848
	GlaxoSmithKline Pharmaceuticals Ltd.	21,643	434,056
	Glenmark Pharmaceuticals Ltd.	556,483	3,753,869
	GMM Pfaudler Ltd.	2,654	166,644
	Godawari Power & Ispat Ltd.	7,038	33,455
	Godawari Power & Ispat Ltd.	7,038	33,425
	Godfrey Phillips India Ltd.	49,582	861,385
Ω	Godrej Agrovet Ltd.	12,939	102,449
*	Godrej Industries Ltd.	222,237	1,726,970
	Goodyear India Ltd.	1,193	16,196
	Granules India Ltd.	511,431	2,127,905
	Graphite India Ltd.	52,686	376,491
	Great Eastern Shipping Co. Ltd.	307,104	1,336,401
	Greaves Cotton Ltd.	339,261	607,565
*	Greenpanel Industries Ltd.	19,354	100,043
	Greenply Industries Ltd.	57,080	160,296
	Grindwell Norton Ltd.	105,759	2,285,362
*	GTL Infrastructure Ltd.	763,233	14,817
	Gujarat Alkalies & Chemicals Ltd.	126,178	1,270,428
	Gujarat Ambuja Exports Ltd.	245,581	537,935
*	Gujarat Fluorochemicals Ltd.	159,893	3,909,211
	Gujarat Gas Ltd.	245,213	2,048,645
	Gujarat Industries Power Co. Ltd.	151,680	174,783
	Gujarat Mineral Development Corp. Ltd.	59,310	58,841
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	218,381	1,340,081
	Gujarat Pipavav Port Ltd.	1,029,718	1,541,876
	Gujarat State Fertilizers & Chemicals Ltd.	444,767	786,881
	Gujarat State Petronet Ltd.	776,471	3,162,368
	Gulf Oil Lubricants India Ltd.	57,445	446,089
	Hatsun Agro Product Ltd.	100,180	1,789,407
	HEG Ltd.	14,568	400,501
	HeidelbergCement India Ltd.	253,895	810,416
*	Hemisphere Properties India Ltd.	216,014	391,309
	Heritage Foods Ltd.	51,381	358,366
	Hester Biosciences Ltd.	11,114	360,492
	HFCL Ltd.	2,327,451	2,243,560
	HG Infra Engineering Ltd.	4,793	47,170
	Hikal Ltd.	227,464	1,736,119
	HIL Ltd.	14,909	896,639
	Himadri Speciality Chemical Ltd.	539,750	379,321
	Himatsingka Seide Ltd.	17,458	58,927
	Hinduja Global Solutions Ltd.	41,244	1,488,493
	Hindustan Aeronautics Ltd.	8,128	143,059
*	Hindustan Construction Co. Ltd.	1,697,817	214,882
*	Hindustan Oil Exploration Co. Ltd.	233,218	525,713
	Hindustan Petroleum Corp. Ltd.	64,482	268,487
	Hle Glascoat Ltd.	662	57,462
	Honda India Power Products Ltd.	12,211	216,541
	Honeywell Automation India Ltd.	3,922	2,213,157
	HSIL Ltd.	3,466	11,073
	Huhtamaki India Ltd.	86,236	275,542
	I G Petrochemicals Ltd.	1,676	18,758
Ω	ICICI Securities Ltd.	136,551	1,355,646
	ICRA Ltd.	3,553	163,300
*	IDFC First Bank Ltd.	896,604	596,215
*	IDFC Ltd.	4,285,159	3,187,932

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	IFB Industries Ltd.	33,130	$557,386
*	IFCI Ltd.	2,660,719	435,146
	Igarashi Motors India Ltd.	2,487	17,010
	IIFL Finance Ltd.	647,781	2,822,586
	IIFL Securities Ltd.	10,501	13,620
	IIFL Wealth Management Ltd.	174,961	3,812,636
	India Cements Ltd.	500,642	1,381,125
	India Glycols Ltd.	52,227	588,535
	Indiabulls Housing Finance Ltd.	947,333	2,751,966
*	Indiabulls Real Estate Ltd.	762,900	1,557,221
Ω	IndiaMart InterMesh Ltd.	8,434	804,778
	Indian Bank	206,908	475,279
Ω	Indian Energy Exchange Ltd.	112,960	1,071,627
	Indian Hotels Co. Ltd.	2,493,448	6,666,161
	Indian Hume Pipe Co. Ltd.	35,244	89,931
	Indo Count Industries Ltd.	128,366	419,517
	Indoco Remedies Ltd.	116,505	723,738
	Indraprastha Gas Ltd.	48,406	308,061
	INEOS Styrolution India Ltd.	15,206	304,005
	Infibeam Avenues Ltd.	1,367,654	823,329
	Ingersoll Rand India Ltd.	1,942	29,105
*	Inox Leisure Ltd.	130,076	730,427
*	Inox Wind Ltd.	13,817	22,012
	Insecticides India Ltd.	1,622	13,906
*	Intellect Design Arena Ltd.	266,263	2,330,342
	IOL Chemicals & Pharmaceuticals Ltd.	18,557	137,988
	Ipca Laboratories Ltd.	215,846	6,210,524
*	IRB Infrastructure Developers Ltd.	524,257	1,627,198
Ω	IRCON International Ltd.	189,570	119,685
	ITD Cementation India Ltd.	280,853	306,458
*	ITI Ltd.	84,370	133,350
	J Kumar Infraprojects Ltd.	45,943	93,005
*	Jagran Prakashan Ltd.	317,419	263,735
	Jai Corp. Ltd.	117,016	188,622
*	Jaiprakash Associates Ltd.	91,926	10,460
*	Jaiprakash Power Ventures Ltd.	12,195,645	717,992
*	Jammu & Kashmir Bank Ltd.	122,877	66,034
	Jamna Auto Industries Ltd.	596,709	781,301
	JB Chemicals & Pharmaceuticals Ltd.	148,908	3,323,443
	JBM Auto Ltd.	1,852	14,890
	Jindal Poly Films Ltd.	81,146	1,029,401
	Jindal Saw Ltd.	598,771	916,431
*	Jindal Stainless Hisar Ltd.	345,046	1,548,050
*	Jindal Stainless Ltd.	582,321	1,503,111
	JK Cement Ltd.	135,399	6,035,846
	JK Lakshmi Cement Ltd.	168,988	1,395,989
	JK Paper Ltd.	300,392	906,502
	JK Tyre & Industries Ltd.	377,147	731,269
	JM Financial Ltd.	1,500,361	1,783,231
	JMC Projects India Ltd.	170,972	249,542
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	33,361	925,827
	JSW Energy Ltd.	1,273,180	5,845,933
	JTEKT India Ltd.	143,939	189,894
	Jubilant Ingrevia Ltd.	471,668	4,223,214
	Jubilant Pharmova Ltd.	286,182	2,277,516
*	Just Dial Ltd.	29,348	313,996
	Jyothy Labs Ltd.	475,110	995,927
	Kajaria Ceramics Ltd.	308,338	5,042,795
	Kalpataru Power Transmission Ltd.	229,449	1,284,391

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kalyani Steels Ltd.	73,704	$363,984
	Kansai Nerolac Paints Ltd.	99,858	728,405
	Karnataka Bank Ltd.	603,498	549,400
	Karur Vysya Bank Ltd.	1,452,983	953,408
	Kaveri Seed Co. Ltd.	83,707	585,952
	KCP Ltd.	11,658	20,533
	KEC International Ltd.	353,455	2,272,794
	KEI Industries Ltd.	210,092	2,574,296
	Kennametal India Ltd.	970	17,957
*	Kesoram Industries Ltd.	43,822	37,315
	Kiri Industries Ltd.	64,078	415,938
	Kirloskar Brothers Ltd.	2,048	10,917
	Kirloskar Ferrous Industries Ltd.	17,138	54,057
	Kirloskar Oil Engines Ltd.	213,465	580,837
	KNR Constructions Ltd.	362,592	1,360,021
*	Kolte-Patil Developers Ltd.	27,628	114,334
	KPIT Technologies Ltd.	697,657	2,880,905
	KPR Mill Ltd.	468,648	2,833,759
	KRBL Ltd.	191,422	723,790
	KSB Ltd.	42,131	744,510
*	L&T Finance Holdings Ltd.	2,631,693	2,905,072
Ω	L&T Technology Services Ltd.	24,414	1,545,614
	LA Opala RG Ltd.	131,747	515,148
	Lakshmi Machine Works Ltd.	12,187	1,426,289
Ω	Laurus Labs Ltd.	837,166	5,786,001
* Ω	Lemon Tree Hotels Ltd.	451,438	329,564
	LG Balakrishnan & Bros Ltd.	46,615	314,260
	LIC Housing Finance Ltd.	965,081	5,261,949
	Linde India Ltd.	83,497	2,570,278
	LT Foods Ltd.	536,552	500,368
	Lumax Industries Ltd.	1,862	33,676
	LUX Industries Ltd.	30,992	1,480,402
	Mahanagar Gas Ltd.	195,326	2,620,807
	Maharashtra Scooters Ltd.	8,849	524,426
	Maharashtra Seamless Ltd.	98,993	648,054
	Mahindra & Mahindra Financial Services Ltd.	1,801,604	4,355,517
*	Mahindra CIE Automotive Ltd.	434,548	1,565,150
*	Mahindra Holidays & Resorts India Ltd.	241,792	740,722
*	Mahindra Lifespace Developers Ltd.	299,080	1,092,026
Ω	Mahindra Logistics Ltd.	25,164	216,900
	Maithan Alloys Ltd.	6,596	93,446
	Man Infraconstruction Ltd.	8,996	14,884
	Manappuram Finance Ltd.	1,034,392	2,881,771
	Mangalam Cement Ltd.	2,502	14,091
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	421,246
	Marksans Pharma Ltd.	675,884	597,253
Ω	MAS Financial Services Ltd.	26,334	267,022
	Mastek Ltd.	33,677	1,253,890
*	Max Financial Services Ltd.	202,845	2,634,973
*	Max Healthcare Institute Ltd.	794,712	3,521,085
	Mayur Uniquoters Ltd.	66,332	382,659
*	Meghmani Finechem Ltd.	47,103	555,442
	Meghmani Organics Ltd.	501,099	731,092
Ω	Metropolis Healthcare Ltd.	25,099	993,151
	Minda Corp. Ltd.	16,193	33,985
	Minda Industries Ltd.	237,168	2,483,043
	Mindtree Ltd.	12,303	743,970
Ω	Mishra Dhatu Nigam Ltd.	20,660	51,022
	MM Forgings Ltd.	1,242	14,183

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	MOIL Ltd.	267,617	$558,574
*	Morepen Laboratories Ltd.	893,603	603,025
	Motilal Oswal Financial Services Ltd.	135,977	1,663,295
	Mphasis Ltd.	249,485	10,818,021
	MRF Ltd.	770	797,127
	MSTC Ltd.	1,340	7,008
	Multi Commodity Exchange of India Ltd.	24,265	552,179
	Natco Pharma Ltd.	372,475	4,121,017
	National Aluminium Co. Ltd.	2,223,972	2,889,337
	Nava Bharat Ventures Ltd.	237,619	365,396
	Navin Fluorine International Ltd.	67,419	3,010,955
	Navneet Education Ltd.	330,834	466,839
	NBCC India Ltd.	1,986,749	1,190,958
	NCC Ltd.	1,000,407	956,098
	NELCO Ltd.	5,489	54,805
	Neogen Chemicals Ltd.	710	11,319
	NESCO Ltd.	80,761	659,427
*	Network18 Media & Investments Ltd.	31,388	32,586
	Neuland Laboratories Ltd.	1,339	29,872
	NHPC Ltd.	1,936,277	799,793
	NIIT Ltd.	316,922	1,267,830
	Nilkamal Ltd.	21,336	676,825
	NLC India Ltd.	685,573	585,578
	NOCIL Ltd.	306,966	1,098,283
	NRB Bearings Ltd.	160,550	276,578
	Nucleus Software Exports Ltd.	30,339	235,854
*	Oberoi Realty Ltd.	302,921	3,686,472
	Oil India Ltd.	931,898	2,796,543
*	Olectra Greentech Ltd.	10,905	82,690
*	Omaxe Ltd.	162,081	160,482
	OnMobile Global Ltd.	13,427	20,125
	Oracle Financial Services Software Ltd.	11,744	692,300
	Orient Cement Ltd.	376,080	817,471
	Orient Electric Ltd.	276,513	1,279,588
	Oriental Aromatics Ltd.	1,780	18,509
	Oriental Carbon & Chemicals Ltd.	13,160	181,400
	Page Industries Ltd.	3,798	1,912,235
	Paisalo Digital Ltd.	15,650	196,036
	Panama Petrochem Ltd.	6,326	22,610
Ω	Parag Milk Foods Ltd.	51,607	93,262
	Persistent Systems Ltd.	231,687	12,169,563
	Petronet LNG Ltd.	84,692	260,503
	Pfizer Ltd.	35,677	2,403,074
	Phillips Carbon Black Ltd.	277,657	818,377
	Phoenix Mills Ltd.	338,332	4,327,823
	PI Industries Ltd.	62,867	2,522,169
* Ω	PNB Housing Finance Ltd.	238,767	1,545,110
	PNC Infratech Ltd.	150,913	655,951
	Poly Medicure Ltd.	70,966	881,748
	Polyplex Corp. Ltd.	57,415	1,297,429
*	Poonawalla Fincorp Ltd.	89,340	198,977
	Power Finance Corp. Ltd.	503,564	896,818
*	Power Mech Projects Ltd.	872	11,500
	Praj Industries Ltd.	365,363	1,632,119
*	Prakash Industries Ltd.	20,265	17,718
Ω	Prataap Snacks Ltd.	769	7,051
	Prestige Estates Projects Ltd.	560,565	3,214,450
*	Pricol Ltd.	14,751	19,172
	Prince Pipes & Fittings Ltd.	29,439	288,023

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Prism Johnson Ltd.	485,151	$779,271
	Privi Speciality Chemicals Ltd.	1,302	27,998
	Procter & Gamble Health Ltd.	29,783	2,175,195
	PSP Projects Ltd.	13,842	95,211
*	PTC India Financial Services Ltd.	839,507	217,725
	PTC India Ltd.	662,905	1,127,411
*	PVR Ltd.	155,835	3,510,236
Ω	Quess Corp. Ltd.	89,506	1,036,221
Ω	Quick Heal Technologies Ltd.	5,285	15,758
	Radico Khaitan Ltd.	287,537	4,316,900
	Rain Industries Ltd.	453,064	1,381,980
	Rajesh Exports Ltd.	235,693	2,010,431
	Rallis India Ltd.	292,613	1,036,884
	Ramco Cements Ltd.	304,449	4,350,935
	Ramco Industries Ltd.	129,366	489,690
	Ramkrishna Forgings Ltd.	3,855	56,284
*	Rane Holdings Ltd.	1,914	15,400
	Rashtriya Chemicals & Fertilizers Ltd.	598,796	616,151
	Ratnamani Metals & Tubes Ltd.	61,712	1,772,614
*	Raymond Ltd.	130,574	796,106
* Ω	RBL Bank Ltd.	1,178,715	2,859,707
	REC Ltd.	2,621,267	5,248,686
	Redington India Ltd.	2,485,256	4,815,455
	Relaxo Footwears Ltd.	153,667	2,734,693
	Reliance Industrial Infrastructure Ltd.	3,886	33,679
*	Reliance Power Ltd.	2,831,392	536,191
*	Religare Enterprises Ltd.	66,465	150,382
	Repco Home Finance Ltd.	52,378	188,689
	Rhi Magnesita India Ltd.	141,535	655,405
	RITES Ltd.	16,665	62,918
*	RPSG Ventures Ltd.	911	9,469
	Sagar Cements Ltd.	8,002	30,208
*	Sanghi Industries Ltd.	13,652	12,128
	Sanofi India Ltd.	31,173	3,467,197
	Sarda Energy & Minerals Ltd.	2,995	33,238
	Saregama India Ltd.	982	53,324
	Sasken Technologies Ltd.	14,843	245,929
	Savita Oil Technologies Ltd.	2,745	50,806
	Schaeffler India Ltd.	32,501	3,205,129
*	Schneider Electric Infrastructure Ltd.	78,567	111,487
	SEAMEC Ltd.	886	13,991
	Sequent Scientific Ltd.	244,159	623,855
Ω	SH Kelkar & Co. Ltd.	11,602	24,594
	Sharda Cropchem Ltd.	84,617	348,800
*	Sheela Foam Ltd.	2,200	72,868
	Shilpa Medicare Ltd.	123,440	969,562
	Shipping Corp. of India Ltd.	536,426	917,892
*	Shoppers Stop Ltd.	107,780	500,517
*	Shree Renuka Sugars Ltd.	684,217	248,603
	Shriram City Union Finance Ltd.	64,781	1,873,788
	Shriram Transport Finance Co. Ltd.	393,021	7,637,654
*	SIS Ltd.	14,752	92,097
	Siyaram Silk Mills Ltd.	2,146	13,347
	SKF India Ltd.	80,919	3,600,475
	Sobha Ltd.	157,581	1,622,671
	Solar Industries India Ltd.	107,818	3,588,406
	Solara Active Pharma Sciences Ltd.	13,202	220,113
	Somany Ceramics Ltd.	5,904	60,419
	Somany Home Innovation Ltd.	143,891	862,548

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sonata Software Ltd.	187,087	$2,108,446
*	South Indian Bank Ltd.	3,518,032	443,067
	SRF Ltd.	64,575	1,833,639
	Srikalahasthi Pipes Ltd.	80,058	206,596
*	Star Cement Ltd.	22,119	29,750
*	Sterling & Wilson Solar Ltd.	46,227	268,675
	Sterlite Technologies Ltd.	525,634	1,936,724
	Strides Pharma Science Ltd.	224,506	1,606,959
	Subros Ltd.	96,064	468,085
	Sudarshan Chemical Industries	102,209	784,759
	Sumitomo Chemical India Ltd.	124,491	630,033
	Sun TV Network Ltd.	271,329	2,034,726
	Sundaram Finance Holdings Ltd.	80,225	83,368
	Sundaram Finance Ltd.	88,088	2,830,875
	Sundaram-Clayton Ltd.	7,031	361,092
	Sundram Fasteners Ltd.	326,113	3,645,076
	Sunteck Realty Ltd.	194,027	1,189,208
	Suprajit Engineering Ltd.	225,866	1,040,628
	Supreme Industries Ltd.	217,007	6,840,554
	Supreme Petrochem Ltd.	156,569	1,323,370
	Sutlej Textiles & Industries Ltd.	5,656	5,233
	Suven Pharmaceuticals Ltd.	785,534	5,328,439
*	Suvidhaa Infoserve Ltd.	116,579	19,519
	Swan Energy Ltd.	76,621	130,361
	Swaraj Engines Ltd.	20,114	465,597
	Symphony Ltd.	60,505	839,860
* Ω	Syngene International Ltd.	435,570	3,161,225
	Tanla Platforms Ltd.	55,994	916,791
*	TARC Ltd.	106,825	62,510
	Tasty Bite Eatables Ltd.	673	148,431
	Tata Chemicals Ltd.	342,050	4,133,444
	Tata Consumer Products Ltd.	189,704	2,062,178
	Tata Elxsi Ltd.	97,195	7,632,072
	Tata Metaliks Ltd.	56,536	723,453
	Tata Power Co. Ltd.	4,179,112	12,094,135
*	Tata Steel BSL Ltd.	185,658	214,903
	Tata Steel Long Products Ltd.	44,632	505,435
	TCI Express Ltd.	60,624	1,477,056
	TD Power Systems Ltd.	3,296	14,815
	Techno Electric & Engineering Co. Ltd.	203,843	715,074
	Thermax Ltd.	151,205	2,810,865
	Thirumalai Chemicals Ltd.	33,946	120,909
*	Thomas Cook India Ltd.	66,291	63,111
Ω	Thyrocare Technologies Ltd.	75,263	1,153,491
	Tide Water Oil Co. India Ltd.	28,694	630,931
	Time Technoplast Ltd.	390,193	363,389
	Timken India Ltd.	87,403	2,108,910
	Tinplate Co. of India Ltd.	109,549	428,493
*	Titagarh Wagons Ltd.	21,321	26,929
	Torrent Power Ltd.	586,577	3,932,758
	Tourism Finance Corp. of India Ltd.	15,986	14,154
	Transport Corp. of India Ltd.	98,011	825,132
	Trident Ltd.	4,861,665	2,475,784
	Triveni Engineering & Industries Ltd.	330,865	841,294
	Triveni Turbine Ltd.	402,479	1,042,979
	TTK Prestige Ltd.	15,684	2,292,920
	Tube Investments of India Ltd.	445,137	8,319,447
	TV Today Network Ltd.	92,830	388,292
*	TV18 Broadcast Ltd.	1,876,052	1,046,435

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	TVS Motor Co. Ltd.	359,838	$3,191,564
	TVS Srichakra Ltd.	12,766	394,059
*	UCO Bank	1,409,767	273,159
	Uflex Ltd.	129,049	978,028
	Unichem Laboratories Ltd.	130,169	416,315
*	Union Bank of India	1,755,363	1,088,301
*	Usha Martin Ltd.	83,066	97,947
*	VA Tech Wabag Ltd.	85,358	363,989
	Vaibhav Global Ltd.	257,258	1,980,643
	Vakrangee Ltd.	737,146	364,323
Ω	Valiant Organics Ltd.	2,782	49,168
	Vardhman Textiles Ltd.	97,653	2,545,940
* Ω	Varroc Engineering Ltd.	13,628	53,647
	Varun Beverages Ltd.	196,288	2,228,917
	Venky’s India Ltd.	21,527	789,535
	Vesuvius India Ltd.	10,589	152,232
	V-Guard Industries Ltd.	577,855	1,977,849
	Vinati Organics Ltd.	98,975	2,516,730
	Vindhya Telelinks Ltd.	15,392	230,843
	Visaka Industries Ltd.	1,238	9,872
*	V-Mart Retail Ltd.	25,169	1,360,891
*	Vodafone Idea Ltd.	26,426,231	3,348,252
	Voltamp Transformers Ltd.	1,001	20,083
	VRL Logistics Ltd.	110,160	552,448
	VST Industries Ltd.	21,185	937,564
	VST Tillers Tractors Ltd.	13,719	532,402
	Welspun Corp. Ltd.	436,397	783,643
	Welspun Enterprises Ltd.	268,991	353,517
	Welspun India Ltd.	1,577,394	2,925,952
	West Coast Paper Mills Ltd.	119,976	403,422
	Wheels India Ltd.	4,642	43,912
	Whirlpool of India Ltd.	71,984	2,134,116
*	Wockhardt Ltd.	137,826	786,491
*	Yes Bank Ltd.	237,637	40,606
	Zee Entertainment Enterprises Ltd.	2,031,434	8,203,858
*	Zee Media Corp. Ltd.	80,630	12,932
	Zensar Technologies Ltd.	343,925	2,133,793
	Zydus Wellness Ltd.	12,915	353,673

TOTAL INDIA			781,920,656

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	19,988,600	1,991,994
*	Adhi Karya Persero Tbk PT	7,010,888	520,410
*	Adi Sarana Armada Tbk PT	4,344,900	974,631
*	Agung Semesta Sejahtera Tbk PT	38,971,700	137,539
	AKR Corporindo Tbk PT	5,978,700	1,803,885
*	Alam Sutera Realty Tbk PT	41,931,800	539,421
* ††	Armidian Karyatama Tbk PT	844,800	559
	Arwana Citramulia Tbk PT	18,420,300	1,123,802
	Ashmore Asset Management Indonesia Tbk PT	44,200	11,742
	Astra Agro Lestari Tbk PT	1,799,800	1,364,712
	Astra Otoparts Tbk PT	2,832,700	226,099
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	193,200
* ††	Bakrie Telecom Tbk PT	49,756,298	32,925
	Bank BTPN Syariah Tbk PT	3,361,400	903,996
*	Bank Bukopin Tbk PT	27,589,892	834,853
*	Bank Capital Indonesia Tbk PT	4,689,100	100,394
*	Bank Ina Perdana PT	6,723,800	1,885,305
*	Bank Mayapada International Tbk PT	512,200	28,199

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Maybank Indonesia Tbk PT	11,909,200	$282,416
*	Bank Nationalnobu Tbk PT	441,700	30,061
*	Bank Pan Indonesia Tbk PT	17,158,900	956,258
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,220,400	927,773
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,116,300	667,386
*	Bank Tabungan Negara Persero Tbk PT	14,431,549	1,815,199
	Barito Pacific Tbk PT	423,800	28,041
*	Bekasi Fajar Industrial Estate Tbk PT	18,707,300	171,618
	BFI Finance Indonesia Tbk PT	15,465,100	1,147,223
*	Bintang Oto Global Tbk PT	8,093,400	859,739
	BISI International Tbk PT	8,589,500	617,989
	Blue Bird Tbk PT	345,400	36,112
*	Buana Lintas Lautan Tbk PT	14,229,900	257,405
	Bukit Asam Tbk PT	7,524,100	1,424,029
*	Bumi Serpong Damai Tbk PT	12,327,600	967,708
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	232,661
	Buyung Poetra Sembada PT	5,653,200	75,805
*	Capital Financial Indonesia Tbk PT	3,739,300	110,899
	Catur Sentosa Adiprana Tbk PT	2,986,100	116,891
Ω	Cikarang Listrindo Tbk PT	2,019,000	90,513
	Ciputra Development Tbk PT	35,853,620	2,723,136
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,246,092
*	City Retail Developments Tbk PT	12,056,400	133,739
*	Delta Dunia Makmur Tbk PT	20,848,800	435,751
	Dharma Satya Nusantara Tbk PT	5,269,600	215,560
*	Eagle High Plantations Tbk PT	10,182,800	65,400
	Elnusa Tbk PT	14,373,200	308,542
	Erajaya Swasembada Tbk PT	31,311,500	1,439,030
*	FKS Food Sejahtera Tbk PT	14,798,900	230,093
	Gajah Tunggal Tbk PT	4,349,900	224,335
	Garudafood Putra Putri Jaya Tbk PT	1,691,300	60,285
* ††	Hanson International Tbk PT	483,480,300	319,931
	Harum Energy Tbk PT	1,486,300	801,410
	Hexindo Adiperkasa Tbk PT	508,500	145,321
	Impack Pratama Industri Tbk PT	244,800	38,704
*	Indika Energy Tbk PT	6,309,600	793,272
	Indo Tambangraya Megah Tbk PT	1,493,700	2,277,123
	Indomobil Sukses Internasional Tbk PT	330,300	23,377
*	Indosat Tbk PT	4,278,700	2,090,547
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,953,346	1,309,285
††	Inovisi Infracom Tbk PT	1,806,467	0
	Integra Indocabinet Tbk PT	2,097,900	121,544
* ††	Inti Agri Resources Tbk PT	92,782,800	61,397
*	Intiland Development Tbk PT	37,684,832	461,110
	Japfa Comfeed Indonesia Tbk PT	15,314,800	1,870,693
*	Jasa Marga Persero Tbk PT	4,968,900	1,474,965
	Jaya Real Property Tbk PT	10,463,000	366,826
*	Kapuas Prima Coal Tbk PT	37,878,000	339,742
*	Kawasan Industri Jababeka Tbk PT	108,474,057	1,211,039
*	KMI Wire & Cable Tbk PT	5,778,100	119,903
*	Krakatau Steel Persero Tbk PT	15,837,502	587,734
*	Kresna Graha Investama Tbk PT	49,789,500	373,112
	Link Net Tbk PT	3,802,500	1,043,935
	Lippo Cikarang Tbk PT	2,493,675	177,273
*	Lippo Karawaci Tbk PT	178,233,040	1,864,311
*	M Cash Integrasi PT	111,200	93,812
*	Mahkota Group Tbk PT	374,000	19,273
*	Malindo Feedmill Tbk PT	3,423,300	182,589
*	Map Aktif Adiperkasa PT	503,000	115,536

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Matahari Department Store Tbk PT	49,200	$10,597
*	Medco Energi Internasional Tbk PT	27,912,507	1,121,719
	Media Nusantara Citra Tbk PT	17,933,800	1,140,704
	Medikaloka Hermina Tbk PT	1,070,900	88,801
*	Mega Manunggal Property Tbk PT	2,878,700	116,877
	Metrodata Electronics Tbk PT	3,630,800	945,412
	Metropolitan Kentjana Tbk PT	7,900	14,219
*	Mitra Adiperkasa Tbk PT	31,793,000	1,976,822
	Mitra Keluarga Karyasehat Tbk PT	746,000	120,082
	Mitra Pinasthika Mustika Tbk PT	4,165,900	221,257
*	MNC Kapital Indonesia Tbk PT	2,725,600	19,817
*	MNC Land Tbk PT	29,086,600	209,473
*	MNC Sky Vision Tbk PT	780,300	19,800
*	MNC Vision Networks Tbk PT	10,620,600	181,479
*	Multipolar Tbk PT	3,799,000	108,325
*	NFC Indonesia Tbk PT	94,100	67,616
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,246,301
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,049,800	1,797,328
*	Pacific Strategic Financial Tbk PT	23,385,200	1,600,875
*	Pakuwon Jati Tbk PT	31,341,300	1,109,215
*	Pan Brothers Tbk PT	13,516,100	127,092
*	Panin Financial Tbk PT	65,051,300	838,106
*	Paninvest Tbk PT	5,369,000	261,162
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	69,071
*	Perusahaan Gas Negara Tbk PT	29,534,500	3,150,008
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,168,200	1,198,661
*	Pollux Properti Indonesia Tbk PT	733,100	170,924
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,931
*	PP Persero Tbk PT	12,129,914	1,034,196
	Puradelta Lestari Tbk PT	39,207,300	620,948
*	Ramayana Lestari Sentosa Tbk PT	9,932,400	518,843
* ††	Rimo International Lestari Tbk PT	211,251,900	139,791
	Salim Ivomas Pratama Tbk PT	14,629,800	497,699
	Samindo Resources Tbk PT	106,600	12,519
*	Sampoerna Agro Tbk PT	3,879,900	611,061
	Samudera Indonesia Tbk PT	818,000	41,330
*	Sarana Meditama Metropolitan Tbk PT	4,659,400	160,348
	Sariguna Primatirta Tbk PT	5,140,000	165,420
	Sawit Sumbermas Sarana Tbk PT	14,469,600	1,166,014
††	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,150,400	1,476,007
*	Semen Baturaja Persero Tbk PT	6,645,400	356,507
	Siloam International Hospitals Tbk PT	1,432,650	869,654
	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	328,212
* ††	Sri Rejeki Isman Tbk PT	35,353,931	273,249
	Steel Pipe Industry of Indonesia PT	1,633,200	40,348
* ††	Sugih Energy Tbk PT	100,457,800	66,476
*	Summarecon Agung Tbk PT	36,684,446	2,373,762
††	Surabaya Agung Industri Pulp & Kertas	64,500	0
*	Surya Citra Media Tbk PT	64,743,000	1,920,584
*	Surya Esa Perkasa Tbk PT	16,908,600	398,508
	Surya Pertiwi Tbk PT	1,435,000	62,783
*	Surya Semesta Internusa Tbk PT	17,291,000	608,643
††	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	193,203
*	Timah Tbk PT	9,484,614	1,066,338
* ††	Trada Alam Minera Tbk PT	180,020,800	119,124
*	Transcoal Pacific Tbk PT	90,300	55,134
	Trias Sentosa Tbk PT	32,818,400	1,353,641

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Tunas Baru Lampung Tbk PT	11,437,500	$698,112
	Tunas Ridean Tbk PT	6,459,700	570,638
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,745,842
	Unggul Indah Cahaya Tbk PT	48,239	30,309
*	Waskita Beton Precast Tbk PT	28,238,300	309,155
*	Waskita Karya Persero Tbk PT	17,356,800	1,128,432
	Wijaya Karya Bangunan Gedung Tbk PT	8,674,400	119,416
	Wijaya Karya Beton Tbk PT	11,080,900	212,809
*	Wijaya Karya Persero Tbk PT	12,013,307	1,058,278
	XL Axiata Tbk PT	6,798,100	1,480,306

TOTAL INDONESIA			90,677,432

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	765,920
	Able Global Bhd	232,200	98,376
#	Aeon Co. M Bhd	1,088,300	388,682
	AEON Credit Service M Bhd	347,400	1,174,742
#	AFFIN Bank Bhd	1,601,192	658,188
	Ajinomoto Malaysia Bhd	67,800	263,764
	Alliance Bank Malaysia Bhd	3,790,200	2,516,372
	Allianz Malaysia Bhd	141,100	449,159
	AME Elite Consortium Bhd	32,200	14,555
*	Ancom BHD	17,200	11,519
#	Ann Joo Resources Bhd	460,650	270,799
	Astro Malaysia Holdings Bhd	1,556,300	374,537
	ATA IMS Bhd	16,800	10,226
# *	Berjaya Assets Bhd	1,888,400	114,409
*	Berjaya Corp. Bhd	6,779,128	417,497
# *	Berjaya Land Bhd	3,276,600	193,855
	Berjaya Sports Toto Bhd	3,167,329	1,591,304
# *	Bermaz Auto Bhd	256,400	100,253
	BIMB Holdings Bhd	56,408	43,581
	Bintulu Port Holdings Bhd	25,900	29,331
# *	Boustead Holdings Bhd	1,195,028	176,135
	Boustead Plantations Bhd	622,199	107,552
#	British American Tobacco Malaysia Bhd	358,600	1,308,937
*	Bumi Armada Bhd	7,156,100	878,389
	Bursa Malaysia Bhd	1,022,300	1,852,906
#	Cahya Mata Sarawak Bhd	1,669,500	577,675
	Careplus Group Bhd	126,200	28,189
#	Carlsberg Brewery Malaysia Bhd, Class B	752,900	4,033,199
††	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	805,040	247,183
#	Comfort Glove Bhd	741,100	213,655
	CSC Steel Holdings Bhd	353,800	113,551
# *	Cypark Resources Bhd	673,850	162,008
	D&O Green Technologies Bhd	156,400	213,444
#	Datasonic Group Bhd	3,118,200	354,168
# *	Dayang Enterprise Holdings Bhd	1,370,275	325,103
#	DRB-Hicom Bhd	2,936,500	1,170,040
#	Dufu Technology Corp. Bhd	238,700	256,323
#	Duopharma Biotech Bhd	1,162,238	474,716
	Dutch Lady Milk Industries Bhd	79,100	640,116
	Eco World Development Group Bhd	2,431,100	599,488
#	Eco World International Bhd	872,100	103,221
*	Econpile Holdings Bhd	629,900	61,705
	Ekovest BHD	3,798,450	380,435
	FAR East Holdings Bhd	258,300	187,157
	FGV Holdings Bhd	99,600	36,124

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Formosa Prosonic Industries Bhd	143,000	$150,516
	Foundpac Group Bhd	216,200	40,784
#	Frontken Corp. Bhd	2,344,650	2,163,456
	Gabungan AQRS Bhd	652,810	85,120
	Gadang Holdings Bhd	1,444,200	144,896
	Gas Malaysia Bhd	531,500	347,847
	George Kent Malaysia Bhd	963,000	162,939
	Globetronics Technology Bhd	1,513,272	765,086
††	Golden Plus Holding Bhd	216,000	0
# *	Green Packet Bhd	925,500	26,887
#	Guan Chong Bhd	979,000	716,267
	Hai-O Enterprise Bhd	642,197	303,198
	HAP Seng Consolidated Bhd	495,240	938,265
	Heineken Malaysia Bhd	255,500	1,419,428
#	Hengyuan Refining Co. Bhd	364,100	380,826
	HeveaBoard Bhd	526,300	60,325
	Hiap Teck Venture Bhd	3,287,000	449,776
#	Hibiscus Petroleum Bhd	4,887,000	1,060,173
	Hong Leong Capital Bhd	21,200	41,670
	Hong Leong Industries Bhd	345,300	761,284
*	HSS Engineers Bhd	142,700	19,821
	Hup Seng Industries Bhd	921,033	203,363
*	IGB Bhd	659,423	309,936
	IJM Corp. Bhd	696,500	311,855
#	Insas Bhd	1,421,981	350,888
# *	Iskandar Waterfront City Bhd	1,196,100	114,198
# *	JAKS Resources Bhd	4,160,880	467,564
# *	Jaya Tiasa Holdings Bhd	1,428,627	244,863
#	JHM Consolidation Bhd	860,400	412,770
#	Karex Bhd	97,000	11,000
*	Keck Seng Malaysia Bhd	285,550	267,740
	Kelington Group Bhd	160,300	65,924
	Kenanga Investment Bank Bhd	218,300	68,067
#	Kerjaya Prospek Group Bhd	728,690	239,498
	Kim Loong Resources Bhd	900,280	350,268
# *	KNM Group Bhd	6,478,580	320,134
	Kobay Technology BHD	42,300	53,786
#	KPJ Healthcare Bhd	7,694,700	2,116,312
	Kretam Holdings Bhd	1,548,200	203,291
*	Kronologi Asia Bhd	791,100	119,652
# *	KSL Holdings Bhd	790,818	125,114
	Kumpulan Fima BHD	168,550	85,461
	Land & General Bhd	5,669,760	164,021
#	LBS Bina Group Bhd	2,657,916	353,256
#	Leong Hup International Bhd	525,600	83,068
#	Lii Hen Industries Bhd	317,000	234,245
#	Lingkaran Trans Kota Holdings Bhd	665,900	618,985
# Ω	Lotte Chemical Titan Holding Bhd	876,597	576,140
	LPI Capital Bhd	368,124	1,253,376
	Luxchem Corp. Bhd	56,200	10,173
#	Magni-Tech Industries Bhd	612,433	315,233
#	Magnum Bhd	3,437,863	1,792,564
#	Mah Sing Group Bhd	3,725,187	728,951
#	Malakoff Corp. Bhd	5,659,700	1,106,889
#	Malayan Flour Mills Bhd	1,902,575	346,903
#	Malaysia Building Society Bhd	6,427,890	994,754
	Malaysia Smelting Corp. Bhd	19,800	13,284
*	Malaysian Bulk Carriers Bhd	117,000	18,958
	Malaysian Pacific Industries Bhd	91,513	1,055,490

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Resources Corp. Bhd	5,963,166	$591,127
	Matrix Concepts Holdings Bhd	2,283,658	1,185,281
#	MBM Resources BHD	527,296	402,373
	Media Chinese International Ltd.	1,466,100	62,140
	Mega First Corp. Bhd	1,888,200	1,643,039
#	MKH Bhd	1,508,434	529,485
#	MMC Corp. Bhd	1,736,800	830,330
#	MNRB Holdings Bhd	1,170,188	376,758
# *	MPHB Capital Bhd	1,201,700	391,679
#	Muda Holdings Bhd	348,000	232,072
	Muhibbah Engineering M Bhd	1,111,550	256,893
*	Mulpha International Bhd	438,330	267,621
# *	OCK Group Bhd	1,469,000	182,919
	Oriental Holdings BHD	679,900	876,708
#	OSK Holdings Bhd	5,459,555	1,188,009
	PA Resources Bhd	270,100	29,313
	Padini Holdings Bhd	1,389,700	1,054,046
	Panasonic Manufacturing Malaysia Bhd	40,784	295,644
	Pantech Group Holdings Bhd	1,081,119	152,786
#	Paramount Corp. Bhd	1,104,355	207,056
#	Pentamaster Corp. Bhd	1,061,665	1,375,907
	Perak Transit Bhd	181,800	29,887
#	PESTECH International Bhd	190,000	54,267
#	Petron Malaysia Refining & Marketing Bhd	256,100	278,627
	Pharmaniaga Bhd	316,200	62,525
	PIE Industrial Bhd	23,400	21,857
# *	Pos Malaysia Bhd	461,700	81,901
#	Power Root Bhd	150,600	53,828
*	QES Group Bhd	243,400	43,632
#	Ranhill Utilities Bhd	1,742,374	265,024
	RCE Capital Bhd	87,000	72,693
*	Revenue Group Bhd	53,300	23,475
*	Rimbunan Sawit Bhd	1,951,000	113,341
# *	Rubberex Corp. M Bhd	705,200	92,173
	Sam Engineering & Equipment M Bhd	90,600	478,276
*	Sapura Energy Bhd	29,972,400	725,721
	Sarawak Oil Palms Bhd	608,404	564,963
	Scientex Bhd	2,194,472	2,472,028
#	SEG International BHD	145,885	22,547
#	Serba Dinamik Holdings Bhd	3,027,000	255,844
*	Shangri-La Hotels Malaysia Bhd	296,700	251,360
#	Sime Darby Property Bhd	5,321,000	932,533
#	SKP Resources Bhd	2,307,724	1,017,834
#	Solarvest Holdings Bhd	183,900	60,569
# *	SP Setia Bhd Group	3,125,400	1,176,455
* ††	Sumatec Resources Bhd	6,536,100	1,421
	Sunway Construction Group Bhd	267,136	105,820
	Suria Capital Holdings Bhd	269,560	81,397
#	Syarikat Takaful Malaysia Keluarga Bhd	1,036,657	994,312
#	Ta Ann Holdings Bhd	733,289	573,561
#	Taliworks Corp. Bhd	1,954,816	396,471
	Tan Chong Motor Holdings Bhd	211,500	60,242
	TASCO Bhd	132,600	40,979
#	Thong Guan Industries Bhd	490,000	338,610
	TIME dotCom Bhd	230,664	251,679
	TMC Life Sciences Bhd	948,400	131,692
# *	Tropicana Corp. Bhd	2,709,590	660,757
	TSH Resources Bhd	1,638,800	463,757
*	Tune Protect Group Bhd	650,600	77,888

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Uchi Technologies Bhd	959,900	$730,552
*	UEM Edgenta Bhd	941,100	418,825
# *	UEM Sunrise Bhd	5,797,200	553,260
#	UMW Holdings Bhd	1,084,500	892,744
	United Malacca Bhd	442,250	550,423
#	United Plantations Bhd	433,100	1,482,156
	UOA Development Bhd	4,158,300	1,756,665
# *	Velesto Energy Bhd	14,366,808	554,328
	ViTrox Corp. Bhd	16,400	77,904
*	Wah Seong Corp. Bhd	1	0
# *	WCT Holdings Bhd	2,213,793	332,157
#	Wellcall Holdings Bhd	1,597,400	409,042
#	Yinson Holdings Bhd	897,400	1,268,788
#	YNH Property Bhd	2,935,116	1,894,145
	YTL Corp. Bhd	107,063	16,300
	YTL Power International Bhd	1,556,643	264,997

TOTAL MALAYSIA			86,798,444

MEXICO — (2.4%)
# *	ALEATICA SAB de CV	228,600	203,195
	Alfa SAB de CV, Class A	858,225	619,866
	Alpek SAB de CV	1,614,431	1,780,830
# *	Alsea SAB de CV	1,973,199	4,169,135
# *	Axtel SAB de CV	6,265,656	1,445,593
# Ω	Banco del Bajio SA	3,134,675	5,874,090
#	Bolsa Mexicana de Valores SAB de CV	1,796,514	3,438,054
	Consorcio ARA SAB de CV	5,607,313	1,173,864
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	105,689	1,912,971
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	2,046,089	3,709,953
#	Corp Actinver SAB de CV, Class B	198,770	106,201
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	416,559
#	Corp. Inmobiliaria Vesta SAB de CV	2,318,854	4,036,707
	Corp. Moctezuma SAB de CV	838,557	2,669,062
	Corporativo Fragua SAB de CV	3	48
*	Corpovael SA de CV	73,341	12,753
# *	Credito Real SAB de CV Sofom ER	886,347	452,042
	Cydsa SAB de CV	10,875	7,326
# *	Elementia Materiales SAB de CV	321,144	226,179
# * ††	Empresas ICA SAB de CV	3,768,186	17,571
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,216
# * Ω	Fortaleza Materiales SAB de CV	321,143	241,778
	GCC SAB de CV	716,491	5,286,331
# *	Genomma Lab Internacional SAB de CV, Class B	3,167,835	3,045,048
# *	Gentera SAB de CV	4,115,741	2,478,880
#	Gruma SAB de CV, Class B	21,910	256,496
*	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	579,894	3,507,024
	Grupo Comercial Chedraui SA de CV	2,014,660	3,970,998
# *	Grupo GICSA SAB de CV	2,528,781	324,266
#	Grupo Herdez SAB de CV	1,525,378	2,802,108
*	Grupo Hotelero Santa Fe SAB de CV	618,935	143,400
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,568,861
*	Grupo KUO SAB de CV, Class B	714,554	1,575,538
*	Grupo Pochteca SAB de CV	336,841	133,342
*	Grupo Posadas SAB de CV	195,733	255,742
#	Grupo Rotoplas SAB de CV	819,979	1,134,700
*	Grupo Sanborns SAB de CV	905,924	1,056,061
# *	Grupo Simec SAB de CV, Class B	959,651	7,924,532
# *	Grupo Sports World SAB de CV	336,216	107,619
* Ω	Grupo Traxion SAB de CV	317,143	549,008

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
# *	Hoteles City Express SAB de CV	1,160,092	$358,373
	Industrias Bachoco SAB de CV, Class B	1,248,029	4,395,501
*	Industrias CH SAB de CV, Class B	1,830,376	15,869,541
	La Comer SAB de CV	3,374,673	6,053,365
	Megacable Holdings SAB de CV	2,402,142	7,089,283
# *	Minera Frisco SAB de CV, Class A1	5,327,018	983,227
* Ω	Nemak SAB de CV	2,345,296	537,682
	Orbia Advance Corp. SAB de CV	373,191	975,213
	Organizacion Cultiba SAB de CV	1,103,096	551,870
*	Organizacion Soriana SAB de CV, Class B	348,965	423,748
	Promotora y Operadora de Infraestructura SAB de CV	652,263	4,804,531
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	37,310
#	Qualitas Controladora SAB de CV	469,515	2,165,589
	Rassini SAB de CV	3,300	0
#	Regional SAB de CV	844,948	4,409,424
††	Sanluis Corp. SA B	4,642	0
††	Sanluis Corp. SA C	4,642	0
#	Telesites SAB de CV	6,112,976	5,582,084
# *	Unifin Financiera SAB de CV	959,803	1,482,501
	Vitro SAB de CV, Class A	704,098	817,367

TOTAL MEXICO			125,171,556

PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	3,671,200	750,383
	A Soriano Corp.	2,931,411	403,583
††	ACR Mining Corp.	48,205	3,209
*	AgriNurture, Inc.	1,121,100	112,977
	AllHome Corp.	139,200	28,440
	Alliance Global Group, Inc.	8,432,300	1,742,511
	Alsons Consolidated Resources, Inc.	2,780,000	62,739
*	Apex Mining Co., Inc.	5,852,000	168,008
*	Apollo Global Capital, Inc.	13,110,000	24,127
*	AyalaLand Logistics Holdings Corp.	4,220,200	485,716
*	Belle Corp.	13,307,400	369,748
*	Bloomberry Resorts Corp.	11,762,400	1,587,675
*	Cebu Air, Inc.	817,120	718,144
*	Cebu Holdings, Inc.	3,180,400	394,546
* Ω	CEMEX Holdings Philippines, Inc.	10,073,263	247,689
	Century Pacific Food, Inc.	3,121,800	1,752,340
	Century Properties Group, Inc.	9,871,151	89,977
*	Chelsea Logistics & Infrastructure Holdings Corp.	364,500	14,261
	China Banking Corp.	6,526,914	3,128,007
	COL Financial Group, Inc.	922,000	36,370
	Cosco Capital, Inc.	11,229,900	1,164,090
	D&L Industries, Inc.	8,344,800	1,396,496
*	DITO CME Holdings Corp.	1,678,700	234,561
	DMCI Holdings, Inc.	9,182,800	1,446,620
	DoubleDragon Properties Corp.	2,366,790	482,849
	Eagle Cement Corp.	574,500	164,462
*	East West Banking Corp.	1,996,300	374,625
*	EEI Corp.	828,800	107,304
	Emperador, Inc.	1,831,500	665,262
	Filinvest Development Corp.	3,356,422	536,599
	Filinvest Land, Inc.	53,722,577	1,227,224
	First Gen Corp.	107,400	64,143
	First Philippine Holdings Corp.	1,712,200	2,528,085
	Global Ferronickel Holdings, Inc.	5,284,911	222,547
*	Global-Estate Resorts, Inc.	2,410,000	43,787
	GT Capital Holdings, Inc.	138,660	1,555,841

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Holcim Philippines, Inc.	2,182,300	$253,791
*	Integrated Micro-Electronics, Inc.	2,685,414	473,155
	LT Group, Inc.	1,838,400	367,006
*	MacroAsia Corp.	1,945,032	199,036
*	Manila Water Co., Inc.	7,255,700	3,810,247
*	Max’s Group, Inc.	832,200	119,155
*	Megawide Construction Corp.	2,375,208	287,628
	Megaworld Corp.	13,672,000	832,960
	Metro Pacific Investments Corp.	9,509,000	708,027
	Nickel Asia Corp.	11,246,100	1,224,287
*	Petron Corp.	10,769,800	825,361
	Philex Mining Corp.	4,744,300	490,378
*	Philippine National Bank	1,895,726	755,624
* ††	Philippine National Construction Corp.	173,000	3,154
	Philippine Savings Bank	474,907	547,063
*	Philippine Seven Corp.	10,510	18,954
	Philippine Stock Exchange, Inc.	74,482	324,865
††	Philippine Townships, Inc.	318,732	0
††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	210,061
*	Pilipinas Shell Petroleum Corp.	1,429,790	612,738
	PNB Holdings Corp.	316,021	1,998
	Premium Leisure Corp.	16,097,000	139,109
	Puregold Price Club, Inc.	2,206,790	1,848,950
*	PXP Energy Corp.	2,777,800	363,132
	RFM Corp.	7,485,068	667,445
	Rizal Commercial Banking Corp.	2,651,952	1,015,171
	Robinsons Land Corp.	9,748,351	3,295,356
	Robinsons Retail Holdings, Inc.	1,220,290	1,506,279
	Security Bank Corp.	438,280	1,051,580
	Semirara Mining & Power Corp.	1,824,100	940,448
	Shakey’s Pizza Asia Ventures, Inc.	274,900	43,652
*	Top Frontier Investment Holdings, Inc.	2,580	6,707
	Union Bank of the Philippines	1,264,231	2,267,177
	Vista Land & Lifescapes, Inc.	30,112,200	2,254,725
	Vistamalls, Inc.	589,600	44,745
	Wilcon Depot, Inc.	4,219,800	2,611,021

TOTAL PHILIPPINES			54,455,930

POLAND — (1.2%)
# *	11 bit studios SA	4,190	437,378
	AB SA	2,202	31,458
*	Agora SA	118,444	242,953
*	Alior Bank SA	285,170	4,501,296
	Alumetal SA	7,000	96,237
	Amica SA	15,752	485,703
*	AmRest Holdings SE	33,738	270,944
	Apator SA	54,865	297,159
	ASBISc Enterprises PLC	15,068	91,840
	Asseco Poland SA	58,363	1,437,263
	Astarta Holding NV	1,137	15,411
	Bank Handlowy w Warszawie SA	37,957	550,884
*	Bank Millennium SA	740,670	1,700,251
*	Bank Ochrony Srodowiska SA	47,818	144,145
# *	Benefit Systems SA	873	181,020
*	Bioton SA	111,045	129,949
*	Boryszew SA	130,974	104,670
	Budimex SA	60,484	3,866,879
*	CCC SA	83,059	2,513,267

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Celon Pharma SA	7,657	$69,409
*	CI Games SA	107,460	43,906
	Ciech SA	89,814	799,255
	Cognor Holding SA	12,061	13,181
	ComArch SA	11,903	668,370
#	Develia SA	1,491,512	1,342,236
	Dom Development SA	14,033	471,183
#	Echo Investment SA	22,550	26,104
*	Enea SA	872,158	2,214,081
#	Eurocash SA	236,705	584,422
	Fabryki Mebli Forte SA	74,704	854,519
*	Famur SA	871,083	682,410
	Firma Oponiarska Debica SA	4,682	90,595
# *	Globe Trade Centre SA	449,774	774,055
*	Grupa Azoty SA	113,616	848,722
*	Grupa Azoty Zaklady Chemiczne Police SA	8,411	25,862
	Grupa Kety SA	58,412	9,172,305
	Inter Cars SA	37,891	4,347,009
*	Jastrzebska Spolka Weglowa SA	178,663	2,324,977
	Kernel Holding SA	226,656	3,423,360
	KRUK SA	73,975	6,170,432
	Lentex SA	74,219	174,591
#	LiveChat Software SA	15,869	485,483
# *	Lubelski Wegiel Bogdanka SA	33,467	337,940
# *	Mabion SA	3,166	60,840
	Mirbud SA	32,611	31,525
	Neuca SA	1,059	247,601
	NEWAG SA	522	3,024
*	Orange Polska SA	423,456	825,779
# *	PKP Cargo SA	93,412	430,600
	PlayWay SA	3,415	393,330
*	Polimex-Mostostal SA	25,604	28,052
	Stalexport Autostrady SA	338,520	338,214
# *	Tauron Polska Energia SA	3,239,730	2,671,851
	TEN Square Games SA	2,509	222,373
	Tim SA	7,148	75,849
# *	VRG SA	873,743	830,253
	Warsaw Stock Exchange	52,641	580,467
#	Wawel SA	1,943	286,359
	Wirtualna Polska Holding SA	593	21,689
# Ω	X-Trade Brokers Dom Maklerski SA	12,336	50,836
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	5,765
# *	Zespol Elektrowni Patnow Adamow Konin SA	91,906	429,485

TOTAL POLAND			60,577,006

QATAR — (0.5%)
	Aamal Co.	5,601,709	1,679,074
	Al Khaleej Takaful Group QSC	455,203	564,199
	Al Khalij Commercial Bank PQSC	1,636,932	1,007,066
	Al Meera Consumer Goods Co. QSC	222,255	1,195,776
	Alijarah Holding Co. QPSC	991,777	282,262
	Baladna	1,745,973	770,486
	Barwa Real Estate Co.	2,980,078	2,583,766
	Doha Bank QPSC	2,937,186	2,324,659
	Doha Insurance Co. QSC	74,785	39,932
*	Gulf International Services QSC	2,747,104	1,389,723
	Gulf Warehousing Co.	755,870	1,017,004
*	Investment Holding Group	1,299,783	494,212
	Mannai Corp. QSC	14,063	18,629

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mazaya Real Estate Development QPSC	2,372,509	$679,512
	Medicare Group	504,405	1,173,354
*	Qatar First Bank	2,170,006	1,087,637
	Qatar Gas Transport Co. Ltd.	180,918	161,801
*	Qatar Insurance Co. SAQ	2,754,319	1,858,966
	Qatar International Islamic Bank QSC	408,304	1,097,642
	Qatar National Cement Co. QSC	461,412	640,614
	Qatar Navigation QSC	670,951	1,400,332
*	Salam International Investment Ltd. QSC	2,883,225	754,517
	United Development Co. QSC	5,450,972	2,330,408
	Vodafone Qatar QSC	4,891,759	2,176,932
	Widam Food Co.	312,449	350,331
	Zad Holding Co.	7,098	31,083

TOTAL QATAR			27,109,917

RUSSIA — (0.3%)
	Etalon Group PLC, GDR	359,594	565,282
	Globaltrans Investment PLC, GDR	168,485	1,484,353
	Magnitogorsk Iron & Steel Works PJSC, GDR	39,567	482,717
*	Mail.Ru Group Ltd., GDR	107,131	2,191,900
*	Mechel PJSC, Sponsored ADR	116,296	488,443
	PhosAgro PJSC, GDR	127,510	3,050,039
	QIWI PLC, Sponsored ADR	62,129	543,629
	Ros Agro PLC, GDR	44,970	747,401
	Rostelecom PJSC, Sponsored ADR	169,762	1,373,375
	RusHydro PJSC, ADR	903,890	1,012,357
*	VEON Ltd., ADR	1,649,123	3,479,650
	VTB Bank PJSC, GDR	27,705	40,338

TOTAL RUSSIA			15,459,484

SAUDI ARABIA — (2.7%)
	Abdullah Al Othaim Markets Co.	34,252	1,055,688
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	20,223	247,631
*	Al Alamiya for Cooperative Insurance Co.	69,625	486,804
	Al Babtain Power & Telecommunication Co.	82,682	815,561
*	Al Etihad Cooperative Insurance Co.	97,295	571,957
*	Al Gassim Investment Holding Co.	23,449	177,803
	Al Hammadi Co. for Development & Investment	196,687	2,220,714
*	Al Hassan Ghazi Ibrahim Shaker Co.	122,181	785,144
*	Al Jouf Cement Co.	318,510	1,018,982
*	Al Kathiri Holding Co.	11,770	233,141
	Al Khaleej Training & Education Co.	105,972	786,070
	Al Moammar Information Systems Co.	51,415	2,052,585
*	Al Rajhi Co. for Co-operative Insurance	77,170	1,916,629
*	Al Sagr Cooperative Insurance Co.	64,275	250,184
	Al Yamamah Steel Industries Co.	81,378	983,453
*	AlAbdullatif Industrial Investment Co.	86,188	793,773
*	Alahli Takaful Co.	38,318	434,901
	Alandalus Property Co.	194,116	1,042,667
	Alaseel Co.	22,790	358,640
	Aldrees Petroleum & Transport Services Co.	138,947	2,740,766
*	AlJazira Takaful Ta’awuni Co.	68,913	508,107
*	Allianz Saudi Fransi Cooperative Insurance Co.	125,384	842,205
*	Alujain Holding	82,243	1,392,041
*	Arabia Insurance Cooperative Co.	3,024	33,359
	Arabian Cement Co.	209,311	2,177,825
	Arabian Centres Co. Ltd.	131,681	896,440
*	Arabian Shield Cooperative Insurance Co.	93,618	608,074

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	334,630	$2,374,525
*	Aseer Trading Tourism & Manufacturing Co.	230,902	1,403,400
	Astra Industrial Group	142,488	1,640,137
*	AXA Cooperative Insurance Co.	77,691	751,942
	Baazeem Trading Co.	14,225	463,472
*	Basic Chemical Industries Ltd.	48,411	610,295
*	Batic Investments & Logistic Co.	54,527	624,429
	Bawan Co.	95,676	1,011,663
*	Buruj Cooperative Insurance Co.	31,289	217,384
*	Chubb Arabia Cooperative Insurance Co.	42,357	404,592
	City Cement Co.	285,618	1,844,391
	Co. for Cooperative Insurance	168,661	3,872,070
	Dallah Healthcare Co.	141,016	2,732,129
*	Dar Al Arkan Real Estate Development Co.	2,190,205	5,780,539
*	Dur Hospitality Co.	167,090	1,592,616
	Eastern Province Cement Co.	112,249	1,434,849
	Electrical Industries Co.	65,904	534,404
*	Emaar Economic City	1,353,184	4,577,134
*	Fawaz Abdulaziz Al Hokair & Co.	80,580	413,223
	Fitaihi Holding Group	64,761	846,331
*	Gulf Union Cooperative Insurance Co.	21,772	104,466
	Hail Cement Co.	213,122	839,896
	Halwani Brothers Co.	67,912	1,697,710
	Herfy Food Services Co.	59,509	1,039,524
*	Jazan Energy & Development Co.	103,412	647,920
*	L’Azurde Co. for Jewelry	48,261	285,354
	Leejam Sports Co. JSC	94,687	2,865,649
	Maharah Human Resources Co.	81,399	1,868,075
*	Malath Cooperative Insurance Co.	53,642	415,442
*	Mediterranean & Gulf Insurance & Reinsurance Co.	127,164	790,419
*	Methanol Chemicals Co.	141,707	1,344,509
*	Middle East Healthcare Co.	160,943	1,595,746
*	Middle East Paper Co.	123,342	1,521,881
*	Middle East Specialized Cables Co.	32,002	187,044
	Najran Cement Co.	357,158	1,797,864
*	Nama Chemicals Co.	60,337	659,283
*	National Agriculture Development Co.	188,875	1,787,430
*	National Co. for Glass Manufacturing	63,808	629,305
	National Co. for Learning & Education	14,229	240,880
	National Gas & Industrialization Co.	152,978	2,408,267
	National Gypsum	61,416	757,485
	National Medical Care Co.	100,303	1,627,778
	Northern Region Cement Co.	394,791	1,565,959
	Qassim Cement Co.	114,879	2,496,573
*	Salama Cooperative Insurance Co.	57,481	336,734
*	Saudi Arabian Cooperative Insurance Co.	40,549	241,260
	Saudi Automotive Services Co.	101,530	914,819
	Saudi Cement Co.	231,117	3,650,701
	Saudi Ceramic Co.	216,021	3,135,589
	Saudi Chemical Co. Holding	174,392	1,763,208
	Saudi Co. For Hardware CJSC	67,467	1,033,316
*	Saudi Ground Services Co.	295,064	2,932,248
	Saudi Industrial Services Co.	145,826	1,367,740
*	Saudi Marketing Co.	88,696	764,967
*	Saudi Paper Manufacturing Co.	18,938	303,485
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	105,970	1,211,910
*	Saudi Printing & Packaging Co.	96,359	697,310
*	Saudi Public Transport Co.	262,610	1,691,418
*	Saudi Re for Cooperative Reinsurance Co.	187,458	955,248

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Real Estate Co.	402,814	$2,400,143
*	Saudi Research & Media Group	76,037	3,426,816
*	Saudi Steel Pipe Co.	42,075	317,598
	Saudia Dairy & Foodstuff Co.	42,971	1,881,510
*	Seera Group Holding	642,742	3,965,911
	Southern Province Cement Co.	64,326	1,227,160
*	Tabuk Cement Co.	192,088	974,232
*	Takween Advanced Industries Co.	131,028	706,846
	Umm Al-Qura Cement Co.	119,843	848,116
	United Electronics Co.	130,005	4,882,489
	United International Transportation Co.	124,963	1,675,885
	United Wire Factories Co.	68,625	628,712
*	Walaa Cooperative Insurance Co.	88,369	515,293
*	Yamama Cement Co.	377,433	2,787,280
	Yanbu Cement Co.	281,306	2,877,547
	Zahrat Al Waha For Trading Co.	30,556	619,470
*	Zamil Industrial Investment Co.	132,934	1,256,769

TOTAL SAUDI ARABIA			139,726,858

SOUTH AFRICA — (3.7%)
	Adcock Ingram Holdings Ltd.	155,195	496,416
	Advtech Ltd.	2,735,558	3,436,175
	AECI Ltd.	598,916	4,446,841
#	African Rainbow Minerals Ltd.	323,175	4,315,052
	Afrimat Ltd.	197,155	650,654
	Alexander Forbes Group Holdings Ltd.	3,790,411	1,086,706
	Altron Ltd., Class A	940,823	675,637
	Alviva Holdings Ltd.	411,231	400,907
#	Astral Foods Ltd.	147,136	1,701,706
	AVI Ltd.	1,103,201	5,716,205
	Barloworld Ltd.	1,009,065	8,474,223
*	Blue Label Telecoms Ltd.	1,809,175	656,816
# *	Brait PLC	3,644,346	1,016,475
	Cashbuild Ltd.	89,628	1,564,092
	Caxton & CTP Publishers & Printers Ltd.	323,754	188,293
*	City Lodge Hotels Ltd.	1,151,953	406,986
	Coronation Fund Managers Ltd.	711,383	2,364,400
# *	Curro Holdings Ltd.	631,789	509,783
	DataTec Ltd.	1,836,989	5,002,148
# Ω	Dis-Chem Pharmacies Ltd.	989,847	2,066,162
*	Distell Group Holdings Ltd.	227,535	2,726,846
	DRDGOLD Ltd.	1,386,609	1,231,307
*	EOH Holdings Ltd.	21,271	10,619
	Exxaro Resources Ltd.	134,529	1,475,892
*	Famous Brands Ltd.	342,991	1,658,740
*	Foschini Group Ltd.	934,267	7,922,967
*	Grand Parade Investments Ltd.	1,258,031	265,014
*	Grindrod Ltd.	2,501,692	834,986
# *	Grindrod Shipping Holdings Ltd.	38,439	552,336
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	5,891,358
	Hudaco Industries Ltd.	116,059	1,043,831
#	Imperial Logistics Ltd.	597,606	2,440,658
	Investec Ltd.	183,355	844,181
	Italtile Ltd.	852,497	985,323
	JSE Ltd.	349,490	2,445,288
	KAP Industrial Holdings Ltd.	9,913,469	3,050,694
	Lewis Group Ltd.	580,236	1,643,934
*	Liberty Holdings Ltd.	432,662	2,554,631
*	Life Healthcare Group Holdings Ltd.	4,630,466	7,332,713

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Long4Life Ltd.	1,987,403	$779,807
*	Massmart Holdings Ltd.	411,490	1,688,257
	Merafe Resources Ltd.	3,009,333	226,599
	Metair Investments Ltd.	912,240	1,730,811
	MiX Telematics Ltd.	37,895	19,033
	MiX Telematics Ltd., Sponsored ADR	27,358	342,796
	Momentum Metropolitan Holdings	3,829,966	4,918,275
#	Motus Holdings Ltd.	459,916	3,068,680
*	Mpact Ltd.	1,117,953	2,490,320
	Mr. Price Group Ltd.	507,960	6,629,163
	MultiChoice Group.	101,729	808,976
*	Murray & Roberts Holdings Ltd.	2,863,114	2,623,712
*	Nampak Ltd.	2,047,710	518,604
	NEPI Rockcastle PLC	28,101	187,858
*	Net 1 UEPS Technologies, Inc.	776	4,168
*	Netcare Ltd.	3,444,416	3,812,831
	Ninety One Ltd.	7,063	24,390
*	Northam Platinum Holdings Ltd.	76,106	1,139,722
	Oceana Group Ltd.	285,133	1,140,902
	Omnia Holdings Ltd.	1,076,236	4,452,961
* Ω	Pepkor Holdings Ltd.	56,738	89,461
#	Pick n Pay Stores Ltd.	1,054,001	4,102,590
*	PPC Ltd.	4,716,070	1,645,191
	PSG Group Ltd.	172,311	863,319
	PSG Konsult Ltd.	814,869	743,476
	Raubex Group Ltd	1,048,406	2,241,350
	RCL Foods Ltd	535,302	450,988
	Reunert Ltd.	759,069	2,507,700
	RFG Holdings Ltd.	423,587	344,891
	Royal Bafokeng Platinum Ltd.	539,585	3,865,491
	Santam Ltd.	155,581	2,587,083
*	Sappi Ltd.	1,465,415	4,501,455
	SPAR Group Ltd.	617,202	7,880,596
	Spur Corp. Ltd.	291,004	364,533
# *	Sun International Ltd.	1,445,805	3,043,914
	Super Group Ltd.	1,914,036	4,004,460
*	Telkom SA SOC Ltd.	1,037,185	3,451,684
#	Tiger Brands Ltd.	255,314	3,232,037
*	Tongaat Hulett Pvt Ltd.	353,085	166,921
	Transaction Capital Ltd.	1,675,879	4,832,796
*	Trencor Ltd.	903,601	256,100
	Truworths International Ltd.	1,405,531	4,955,462
*	Tsogo Sun Gaming Ltd.	1,766,887	1,425,772
*	Tsogo Sun Hotels Ltd.	92,144	21,043
	Wilson Bayly Holmes-Ovcon Ltd.	333,824	2,320,882
#	Woolworths Holdings Ltd.	3,014,039	10,609,503

TOTAL SOUTH AFRICA			197,203,558

SOUTH KOREA — (15.5%)
# *	3S Korea Co. Ltd.	197,866	716,865
	ABco Electronics Co. Ltd.	34,238	333,211
*	Able C&C Co. Ltd.	41,842	274,869
	ABOV Semiconductor Co. Ltd.	57,340	649,041
# *	Abpro Bio Co. Ltd.	630,240	602,891
*	Actoz Soft Co. Ltd.	23,627	225,901
# *	Advanced Digital Chips, Inc.	290,633	222,208
#	Advanced Nano Products Co. Ltd.	31,984	1,224,970
#	Advanced Process Systems Corp.	57,054	1,159,890
	Aekyung Industrial Co. Ltd.	18,948	360,927

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Petrochemical Co. Ltd.	52,655	$607,991
*	AeroSpace Technology of Korea, Inc.	27,207	152,186
#	AfreecaTV Co. Ltd.	36,019	5,967,309
*	AFW Co. Ltd.	5,523	31,498
*	Agabang&Company	126,885	576,554
	Ahn-Gook Pharmaceutical Co. Ltd.	28,546	252,958
	Ahnlab, Inc.	24,992	1,755,212
	AJ Networks Co. Ltd.	68,439	328,475
*	Ajin Industrial Co. Ltd.	102,112	309,842
	AK Holdings, Inc.	19,998	454,528
*	Alpha Holdings, Inc.	8,313	25,069
*	ALUKO Co. Ltd.	188,260	646,796
# *	Amicogen, Inc.	19,425	537,692
*	Aminologics Co. Ltd.	293,816	639,043
*	Amo Greentech Co. Ltd.	10,229	149,622
*	Amotech Co. Ltd.	31,831	847,212
*	Anam Electronics Co. Ltd.	228,729	465,482
# *	Ananti, Inc.	252,759	2,867,439
# *	Anterogen Co. Ltd.	2,593	130,367
*	Apact Co. Ltd.	66,064	362,506
*	Aprogen Healthcare & Games, Inc.	348,018	232,068
*	Aprogen Medicines, Inc.	295,531	474,456
*	Aprogen pharmaceuticals, Inc.	861,356	754,087
*	APS Holdings Corp.	61,048	936,315
	APTC Co. Ltd.	5,705	81,947
* ††	Arion Technology, Inc.	51,658	2,279
*	Ascendio Co. Ltd.	42,080	119,512
	Asia Cement Co. Ltd.	6,157	720,900
	ASIA Holdings Co. Ltd.	4,032	430,630
	Asia Pacific Satellite, Inc.	3,095	34,483
	Asia Paper Manufacturing Co. Ltd.	19,706	774,424
*	Asiana Airlines, Inc.	82,372	1,591,211
	Atec Co. Ltd.	18,164	379,010
*	A-Tech Solution Co. Ltd.	10,226	124,110
	Atinum Investment Co. Ltd.	140,303	636,024
*	AUK Corp.	105,844	294,439
	Aurora World Corp.	24,777	218,751
	Austem Co. Ltd.	53,159	129,506
#	Autech Corp.	80,957	757,631
#	Avaco Co. Ltd.	42,545	376,544
	Avatec Co. Ltd.	5,446	103,444
	Baiksan Co. Ltd.	57,960	393,849
# * ††	Barun Electronics Co. Ltd.	10,909	36,584
*	Barunson Entertainment & Arts Corp.	180,998	269,420
#	Bcworld Pharm Co. Ltd.	25,475	370,731
	BGF Co. Ltd.	141,630	673,880
#	BH Co. Ltd.	103,922	1,669,744
# *	Binex Co. Ltd.	126,499	1,799,142
	Binggrae Co. Ltd.	24,680	1,176,809
*	Biolog Device Co. Ltd.	126,061	389,107
# *	BioSmart Co. Ltd.	66,962	310,822
*	Biotoxtech Co. Ltd.	52,802	369,528
	BIT Computer Co. Ltd.	67,460	494,720
	Bixolon Co. Ltd.	39,816	190,316
*	Bluecom Co. Ltd.	46,212	373,749
	BNK Financial Group, Inc.	253,012	1,907,465
#	Boditech Med, Inc.	116,473	1,608,366
*	Bohae Brewery Co. Ltd.	504,472	428,202
	BoKwang Industry Co. Ltd.	66,131	472,643

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Bolak Co. Ltd.	200,936	$358,425
	Bookook Securities Co. Ltd.	14,493	305,590
	Boryung Pharmaceutical Co. Ltd.	124,087	1,532,632
*	Bosung Power Technology Co. Ltd.	218,995	831,936
*	Bridge Biotherapeutics, Inc.	6,700	69,970
*	Bubang Co. Ltd.	113,279	245,143
#	Bukwang Pharmaceutical Co. Ltd.	129,105	1,445,574
	Busan Industrial Co. Ltd.	341	36,248
	BusinessOn Communication Co. Ltd.	1,912	35,663
	BYC Co. Ltd.	1,007	376,063
*	BYON Co. Ltd.	278,366	288,656
	Byucksan Corp.	165,999	520,823
*	Cafe24 Corp.	25,131	621,297
*	CammSys Corp.	267,893	432,128
	Camus Engineering & Construction, Inc.	27,025	67,110
*	Capro Corp.	154,841	550,160
#	Caregen Co. Ltd.	17,521	1,010,870
*	Carelabs Co. Ltd.	2,553	18,605
	Cell Biotech Co. Ltd.	22,894	350,022
*	Cellumed Co. Ltd.	52,659	314,262
*	CENTRAL MOTEK Co. Ltd.	2,023	50,387
# *	Chabiotech Co. Ltd.	79,908	1,338,243
#	Changhae Ethanol Co. Ltd.	22,759	279,759
*	Charm Engineering Co. Ltd.	192,226	207,301
*	Cheil Bio Co. Ltd.	22,914	69,327
#	Cheil Worldwide, Inc.	140,002	2,860,769
*	Chemon, Inc.	127,578	352,233
#	Chemtronics Co. Ltd.	52,337	1,153,005
*	Chemtros Co. Ltd.	37,558	462,224
	Cheryong Electric Co. Ltd.	54,420	310,134
# *	ChinHung International, Inc.	225,900	408,148
	Chinyang Holdings Corp.	98,939	273,331
	Chips&Media, Inc.	12,271	165,668
*	Choa Pharmaceutical Co.	122,325	428,039
*	Choil Aluminum Co. Ltd.	82,363	166,902
	Chokwang Leather Co. Ltd.	607	31,930
	Chokwang Paint Ltd.	20,012	144,037
	Chong Kun Dang Pharmaceutical Corp.	17,286	1,736,137
	Chongkundang Holdings Corp.	13,490	946,447
#	Choong Ang Vaccine Laboratory	30,464	407,735
*	CHOROKBAEM Co Co. Ltd.	11,387	14,999
*	Chorokbaem Media Co. Ltd.	484,198	1,134,763
	Chosun Refractories Co. Ltd.	6,866	517,487
	Chunbo Co. Ltd.	3,555	864,397
#	Chungdahm Learning, Inc.	20,080	593,384
*	CJ Freshway Corp.	28,355	799,906
# *	CJ Seafood Corp.	94,629	314,875
	CKD Bio Corp.	14,771	533,185
#	Classys, Inc.	47,592	908,105
	Clean & Science Co. Ltd.	18,307	316,046
#	CLIO Cosmetics Co. Ltd.	26,496	509,630
# *	Cloud Air Co. Ltd.	128,993	194,431
# *	CMG Pharmaceutical Co. Ltd.	488,516	1,612,597
# * ††	CNT85, Inc.	2,905	681
*	CoAsia Corp.	5,961	44,561
	Com2uSCorp	24,598	2,709,910
	Commax Co. Ltd.	46,473	232,255
*	Comtec Systems Co. Ltd.	55,335	44,079
# *	Coreana Cosmetics Co. Ltd.	130,046	475,815

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Corentec Co. Ltd.	6,847	$82,815
*	CORESTEM, Inc.	22,616	361,410
	Cosmax BTI, Inc.	13,075	195,339
*	COSMAX NBT, Inc.	53,231	373,635
*	Cosmax, Inc.	35,658	3,794,071
# *	Cosmecca Korea Co. Ltd.	23,478	300,094
*	CosmoAM&T Co. Ltd.	87,304	3,156,870
*	Cosmochemical Co. Ltd.	84,987	1,133,090
#	Cowell Fashion Co. Ltd.	123,926	976,107
	Cowintech Co. Ltd.	7,177	231,692
	Creas F&C Co. Ltd.	740	27,142
# *	Creative & Innovative System	187,522	2,962,200
	Crown Confectionery Co. Ltd.	22,265	196,449
	CROWNHAITAI Holdings Co. Ltd.	25,793	195,824
# *	CrystalGenomics, Inc.	154,390	907,340
*	CS Bearing Co. Ltd.	2,874	51,168
# *	CTC BIO, Inc.	126,843	942,834
*	CUBE ENTERTAINMENT, Inc.	6,953	106,630
#	Cuckoo Holdings Co. Ltd.	32,153	620,790
#	Cuckoo Homesys Co. Ltd.	30,793	1,148,123
*	Curexo, Inc.	30,247	188,904
# *	Curo Co. Ltd.	641,491	276,907
	Cymechs, Inc.	28,805	404,453
#	D.I Corp.	87,777	595,215
# *	DA Technology Co. Ltd.	60,673	432,780
	Dae Han Flour Mills Co. Ltd.	4,487	630,395
	Dae Hwa Pharmaceutical Co. Ltd.	57,759	493,569
	Dae Hyun Co. Ltd.	102,719	252,995
	Dae Won Chemical Co. Ltd.	92,010	461,049
	Dae Won Kang Up Co. Ltd.	165,207	596,478
*	Dae Young Packaging Co. Ltd.	248,153	528,742
*	Dae Yu Co. Ltd.	4,103	21,815
#	Daea TI Co. Ltd.	295,618	1,675,858
*	Daebo Magnetic Co. Ltd.	2,289	66,444
#	Daebongls Co. Ltd.	29,867	223,379
# *	Daechang Co. Ltd.	262,416	457,854
	Daechang Forging Co. Ltd.	26,733	174,085
*	Daechang Solution Co. Ltd.	71,072	34,196
	Daedong Corp.	67,150	564,640
	Daeduck Co. Ltd.	25,027	157,165
	Daeduck Electronics Co. Ltd.	99,329	1,463,602
*	Daehan New Pharm Co. Ltd.	46,120	442,427
	Daehan Steel Co. Ltd.	52,090	829,774
*	DAEHO AL Co. Ltd.	30,452	101,313
*	Dae-Il Corp.	25,341	123,670
#	Daejoo Electronic Materials Co. Ltd.	47,482	4,270,713
	Daejung Chemicals & Metals Co. Ltd.	3,106	58,504
	Daekyo Co. Ltd.	59,377	220,467
	Daelim B&Co Co. Ltd.	44,437	266,652
*	Daemyung Sonoseason Co. Ltd.	267,361	353,352
	Daeryuk Can Co. Ltd.	12,389	61,192
#	Daesang Corp.	98,489	2,014,875
	Daesang Holdings Co. Ltd.	55,011	471,921
*	Daesung Eltec Co. Ltd.	46,242	39,225
	Daesung Energy Co. Ltd.	35,012	286,348
*	Daesung Fine Tech Co. Ltd.	17,567	33,372
	Daesung Holdings Co. Ltd.	20,492	776,720
*	Daesung Industrial Co. Ltd.	83,195	370,720
*	Daesung Private Equity, Inc.	34,984	102,110

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewon Cable Co. Ltd.	267,262	$441,098
*	Daewon Media Co. Ltd.	35,199	1,036,093
	Daewon Pharmaceutical Co. Ltd.	76,596	1,045,966
	Daewon San Up Co. Ltd.	55,250	314,178
# *	Daewoo Electronic Components Co. Ltd.	156,943	421,703
*	Daewoo Engineering & Construction Co. Ltd.	12,569	67,293
#	Daewoong Co. Ltd.	55,668	1,508,375
	Daewoong Pharmaceutical Co. Ltd.	8,594	1,032,992
*	Dahaam E-Tec Co. Ltd.	2,100	87,159
	Daihan Pharmaceutical Co. Ltd.	21,136	547,309
	Daishin Information & Communication	26,889	29,981
	Daishin Securities Co. Ltd.	127,365	2,274,834
*	Daiyang Metal Co. Ltd.	19,520	90,555
*	Danal Co. Ltd.	236,353	1,673,217
#	Danawa Co. Ltd.	32,398	777,147
#	Daou Data Corp.	64,916	754,896
	Daou Technology, Inc.	98,655	1,973,733
# *	Dasan Networks, Inc.	140,990	861,462
#	Dawonsys Co. Ltd.	107,866	3,042,242
*	Dayou Automotive Seat Technology Co. Ltd.	283,403	435,893
*	Dayou Plus Co. Ltd.	354,517	430,579
	DB Financial Investment Co. Ltd.	134,387	815,199
#	DB HiTek Co. Ltd.	37,963	1,876,443
*	DB, Inc.	546,644	479,165
	DCM Corp.	22,097	424,008
#	Dentium Co. Ltd.	29,022	1,720,409
#	Deutsch Motors, Inc.	102,165	665,779
*	Development Advance Solution Co. Ltd.	39,144	173,267
	Device ENG Co. Ltd.	2,439	61,498
*	Dexter Studios Co. Ltd.	46,226	956,623
#	DGB Financial Group, Inc.	644,591	5,711,607
	DHP Korea Co. Ltd.	48,800	292,109
	DI Dong Il Corp.	5,611	1,380,239
	Digital Chosun Co. Ltd.	144,719	432,210
	Digital Daesung Co. Ltd.	65,314	546,000
	Digital Power Communications Co. Ltd.	138,680	1,766,093
*	DIO Corp.	47,102	1,521,683
	Display Tech Co. Ltd.	52,616	411,285
	DL Construction Co. Ltd.	26,871	678,790
	DL Holdings Co. Ltd.	35,318	1,991,268
	DMS Co. Ltd.	93,018	512,354
#	DNF Co. Ltd.	38,211	670,488
	Dohwa Engineering Co. Ltd.	60,443	410,136
	Dong A Eltek Co. Ltd.	19,652	181,882
	Dong Ah Tire & Rubber Co. Ltd.	38,282	428,604
	Dong-A Hwasung Co. Ltd.	4,831	59,264
	Dong-A Socio Holdings Co. Ltd.	16,055	1,454,663
	Dong-A ST Co. Ltd.	22,300	1,391,825
	Dong-Ah Geological Engineering Co. Ltd.	32,330	511,546
# *	Dongbang Transport Logistics Co. Ltd.	74,641	254,135
	Dongbu Corp.	41,743	539,771
	Dongil Industries Co. Ltd.	4,432	539,061
#	Dongjin Semichem Co. Ltd.	142,043	4,275,784
	Dongkoo Bio & Pharma Co. Ltd.	10,615	73,821
	DongKook Pharmaceutical Co. Ltd.	107,346	2,063,352
	Dongkuk Industries Co. Ltd.	161,706	538,436
#	Dongkuk Steel Mill Co. Ltd.	247,260	3,608,899
#	Dongkuk Structures & Construction Co. Ltd.	129,912	652,878
	Dongsung Chemical Co. Ltd.	140,283	694,505

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsung Finetec Co. Ltd.	74,289	$798,684
*	Dongsung Pharmaceutical Co. Ltd.	8,068	61,506
*	Dongwha Enterprise Co. Ltd.	22,095	1,601,535
	Dongwha Pharm Co. Ltd.	92,411	1,304,562
	Dongwon Development Co. Ltd.	173,212	797,534
#	Dongwon F&B Co. Ltd.	5,249	922,357
#	Dongwon Industries Co. Ltd.	5,132	1,001,513
	Dongwon Systems Corp.	25,142	1,122,638
*	Dongwoo Farm To Table Co. Ltd.	64,179	168,281
	Dongwoon Anatech Co. Ltd.	10,510	54,435
	Dongyang E&P, Inc.	19,653	326,608
*	Dongyang Steel Pipe Co. Ltd.	475,312	589,860
	Doosan Co. Ltd.	22,914	2,027,401
# *	Doosan Infracore Co. Ltd.	145,591	1,310,469
	DoubleUGames Co. Ltd.	41,843	2,299,958
	Douzone Bizon Co. Ltd.	2,597	181,286
	DRB Holding Co. Ltd.	20,458	97,421
*	Dream Security Co. Ltd.	22,218	86,444
	Dreamtech Co. Ltd.	7,465	63,774
*	Dreamus Co.	86,595	347,958
	Drgem Corp.	2,230	22,158
# *	DRTECH Corp.	175,505	231,846
*	DSK Co. Ltd.	6,892	49,098
	DTR Automotive Corp.	16,370	814,849
# *	Duk San Neolux Co. Ltd.	44,916	2,088,495
*	Duksan Techopia Co. Ltd.	5,987	122,268
	Duksung Co. Ltd.	16,254	279,941
	DY Corp.	65,736	309,306
	DY POWER Corp.	34,233	373,895
	DYPNF Co. Ltd.	3,590	118,939
*	E Investment&Development Co. Ltd.	45,203	14,967
# *	E& Corp. Co. Ltd.	111,656	457,252
*	E&M Co. Ltd.	51,773	36,268
	E1 Corp.	15,302	686,708
	Eagon Industrial Ltd.	17,740	216,152
	Easy Bio, Inc.	101,472	438,553
#	Easy Holdings Co. Ltd.	189,353	727,867
	eBEST Investment & Securities Co. Ltd.	14,685	114,183
#	Echo Marketing, Inc.	47,640	708,627
*	EcoBio Holdings Co. Ltd.	38,376	292,814
	Ecoplastic Corp.	6,173	20,357
#	Ecopro Co. Ltd.	69,949	6,014,349
*	Ecopro HN Co. Ltd.	60,256	5,611,129
	e-Credible Co. Ltd.	18,917	324,756
#	Eehwa Construction Co. Ltd.	58,174	334,912
# *	EG Corp.	28,304	435,596
# *	Ehwa Technologies Information Co. Ltd.	328,490	505,549
*	Elcomtec Co. Ltd.	135,002	162,123
	Elentec Co. Ltd.	49,808	460,923
# *	EMKOREA Co. Ltd.	136,418	518,140
# *	EM-Tech Co. Ltd.	48,671	1,099,935
# *	EMW Co. Ltd.	204,411	324,490
*	Enex Co. Ltd.	106,249	222,699
#	ENF Technology Co. Ltd.	39,941	991,066
*	Enplus Co. Ltd.	23,422	69,212
#	Eo Technics Co. Ltd.	38,726	3,571,919
*	e-Starco Co. Ltd.	26,515	74,582
	Estechpharma Co. Ltd.	42,421	382,477
*	ESTsoft Corp.	27,672	425,856

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	E-TRON Co. Ltd.	1,491,477	$695,787
#	Eugene Corp.	191,672	831,300
	Eugene Investment & Securities Co. Ltd.	270,932	883,364
#	Eugene Technology Co. Ltd.	66,860	2,549,145
	Eusu Holdings Co. Ltd.	59,047	301,498
*	EV Advanced Material Co. Ltd.	11,127	16,564
*	Ewon Comfortech Co. Ltd.	7,999	51,414
*	E-World	10,344	21,641
*	Exem Co. Ltd.	92,152	373,136
	ezCaretech Co. Ltd.	4,888	139,660
*	F&F Co. Ltd.	7,141	5,332,907
	F&F Holdings Co. Ltd.	7,212	241,644
	Farmsco	60,959	317,581
	FarmStory Co. Ltd.	168,511	392,508
#	Fine Semitech Corp.	39,942	874,879
*	Fine Technix Co. Ltd.	75,987	714,347
*	Firstec Co. Ltd.	124,443	226,585
*	FNC Entertainment Co. Ltd.	3,147	27,142
# *	Foosung Co. Ltd.	214,745	3,686,759
	Fursys, Inc.	14,385	480,504
*	FutureChem Co. Ltd.	8,398	126,353
*	Futurestream Networks Co. Ltd.	38,691	32,680
* ††	G.U.ON Co. Ltd.	119,314	4,084
	Gabia, Inc.	44,165	484,732
#	Galaxia Moneytree Co. Ltd.	63,004	441,963
*	Gamevil, Inc.	21,236	1,352,474
	Gaon Cable Co. Ltd.	9,381	228,258
*	GemVax & Kael Co. Ltd.	35,770	571,317
*	Gemvaxlink Co. Ltd.	291,934	401,711
*	Genematrix, Inc.	38,546	325,325
*	Genie Music Corp.	141,523	711,967
*	GenNBio, Inc.	227,719	202,623
	Geumhwa PSC Co. Ltd.	6,842	191,846
*	Gigalane Co. Ltd.	15,332	26,623
	Global Standard Technology Co. Ltd.	812	20,134
*	GMB Korea Corp.	35,866	198,671
*	GNCO Co. Ltd.	339,706	242,566
	GOLFZON Co. Ltd.	13,390	1,623,043
	Golfzon Newdin Holdings Co. Ltd.	91,261	678,124
* ††	Good People Co. Ltd.	225,318	152,568
# *	Grand Korea Leisure Co. Ltd.	85,132	1,190,324
	Green Cross Holdings Corp.	81,583	2,047,875
	Green Cross LabCell Corp.	14,949	1,239,230
*	Green Cross Medical Science Corp.	20,427	144,167
	Green Cross Wellbeing Corp.	5,096	49,213
*	GS Global Corp.	205,551	454,749
	GS Retail Co. Ltd.	6,872	189,728
# *	G-treeBNT Co. Ltd.	55,336	776,190
	Gwangju Shinsegae Co. Ltd.	2,830	468,692
	Haatz, Inc.	5,411	44,390
	Hae In Corp.	4,066	21,625
	HAESUNG DS Co. Ltd.	39,224	1,463,626
*	Haesung Optics Co. Ltd.	40,849	35,177
	Haitai Confectionery & Foods Co. Ltd.	40,008	285,570
	Halla Corp.	100,614	486,543
	Halla Holdings Corp.	31,286	1,366,545
*	Han Chang Corp.	175,437	172,169
#	Han Kuk Carbon Co. Ltd.	126,255	1,360,813
*	Hana Micron, Inc.	95,166	1,883,588

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Hanall Biopharma Co. Ltd.	83,754	$1,466,620
	HanChang Paper Co. Ltd.	35,511	62,415
*	Hancom MDS, Inc.	24,878	420,872
*	Hancom, Inc.	72,011	1,235,361
	Handok, Inc.	39,121	793,764
	Handsome Co. Ltd.	59,495	2,149,705
#	Hanil Holdings Co. Ltd.	44,195	528,498
#	Hanil Hyundai Cement Co. Ltd.	13,956	412,253
*	Hanjin Heavy Industries & Construction Co. Ltd.	116,217	953,071
	Hanjin Transportation Co. Ltd.	40,253	1,197,996
* ††	Hankook Corp., Inc.	9,559	767
*	Hankook Cosmetics Manufacturing Co. Ltd.	8,474	228,493
	Hankook Shell Oil Co. Ltd.	2,750	657,425
*	Hankook Technology, Inc.	111,641	97,758
*	Hankuk Steel Wire Co. Ltd.	9,082	59,503
	Hanla IMS Co. Ltd.	23,956	124,324
	Hanmi Semiconductor Co. Ltd.	99,589	2,745,210
	HanmiGlobal Co. Ltd.	31,164	285,328
*	Hans Biomed Corp.	33,731	403,774
#	Hansae Co. Ltd.	74,584	1,484,050
	Hansae Yes24 Holdings Co. Ltd.	45,615	311,271
	Hanshin Construction	34,347	560,389
	Hanshin Machinery Co.	91,006	338,104
	Hansol Chemical Co. Ltd.	8,885	2,507,423
	Hansol Holdings Co. Ltd.	144,162	467,965
# *	Hansol HomeDeco Co. Ltd.	255,321	439,227
	Hansol Logistics Co. Ltd.	24,534	99,216
	Hansol Paper Co. Ltd.	70,349	868,964
*	Hansol Technics Co. Ltd.	116,249	674,038
	Hanssem Co. Ltd.	4,250	370,054
	Hanwha Aerospace Co. Ltd.	76,650	2,960,570
	Hanwha Corp.	64,206	1,848,289
*	Hanwha General Insurance Co. Ltd.	244,653	947,821
*	Hanwha Investment & Securities Co. Ltd.	463,500	2,202,283
	Hanyang Eng Co. Ltd.	41,731	549,974
	Hanyang Securities Co. Ltd.	37,231	567,480
*	Harim Co. Ltd.	208,696	514,699
#	Harim Holdings Co. Ltd.	145,706	1,208,609
*	HB SOLUTION Co. Ltd.	28,101	514,846
#	HB Technology Co. Ltd.	271,906	592,622
	HDC Hyundai Development Co. Engineering & Construction, Class E	103,857	2,277,511
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	256,541
#	HDC I-Controls Co. Ltd.	24,719	250,862
# *	Helixmith Co. Ltd.	51,227	1,045,765
*	Heung-A Shipping Co. Ltd.	120,300	390,687
*	Heungkuk Fire & Marine Insurance Co. Ltd.	211,172	701,699
*	HFR, Inc.	14,333	262,056
	High Tech Pharm Co. Ltd.	9,245	128,234
	HIMS Co. Ltd.	3,230	25,224
#	Hite Jinro Co. Ltd.	71,276	2,127,054
#	Hitejinro Holdings Co. Ltd.	27,709	353,286
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	130,384	704,508
# *	HLB Life Science Co. Ltd.	228,090	2,920,968
*	HLB POWER Co. Ltd.	199,045	286,664
	HLscience Co. Ltd.	3,143	97,539
* ††	HNT Electronics Co. Ltd.	55,565	17,118
*	Home Center Holdings Co. Ltd.	427,427	631,578
# *	Homecast Co. Ltd.	143,591	379,749
	HS Industries Co. Ltd.	173,247	998,144

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HSD Engine Co. Ltd.	87,801	$695,185
#	Huchems Fine Chemical Corp.	78,515	1,779,556
*	Hugel, Inc.	2,576	400,264
*	Humasis Co. Ltd.	52,128	721,755
*	Humax Co. Ltd.	59,443	258,175
	Humedix Co. Ltd.	25,895	615,536
*	Huneed Technologies	34,054	207,043
#	Huons Co. Ltd.	29,161	1,264,500
	Huons Global Co. Ltd.	26,067	1,102,279
#	Huvis Corp.	67,616	565,774
	Huvitz Co. Ltd.	39,547	293,587
	Hwa Shin Co. Ltd.	48,675	400,969
	Hwacheon Machine Tool Co. Ltd.	4,961	155,554
# *	Hwail Pharm Co. Ltd.	150,233	364,804
	Hwangkum Steel & Technology Co. Ltd.	41,151	319,345
	Hwaseung Corp. Co. Ltd.	109,327	263,795
#	Hwaseung Enterprise Co. Ltd.	71,812	1,056,904
*	Hwaseung R&A Co. Ltd.	51,059	267,112
	HwaSung Industrial Co. Ltd.	45,010	516,237
	Hy-Lok Corp.	37,211	603,653
*	Hyosung Chemical Corp.	3,635	900,262
#	Hyosung Corp.	7,523	666,065
*	Hyosung Heavy Industries Corp.	1,710	98,895
	Hyosung TNC Corp.	537	276,080
	HyosungITX Co. Ltd.	14,677	240,419
	Hyundai Bioland Co. Ltd.	64,133	1,097,398
	Hyundai BNG Steel Co. Ltd.	41,421	593,643
*	Hyundai Construction Equipment Co. Ltd.	54,680	1,892,611
#	Hyundai Corp.	34,575	545,705
	Hyundai Corp. Holdings, Inc.	23,971	266,277
	Hyundai Department Store Co. Ltd.	46,770	3,320,864
*	Hyundai Electric & Energy System Co. Ltd.	50,960	968,061
	Hyundai Elevator Co. Ltd.	72,251	3,000,281
	Hyundai Energy Solutions Co. Ltd.	1,831	36,077
	Hyundai Ezwel Co. Ltd.	82,435	696,696
	Hyundai Futurenet Co. Ltd.	197,961	797,539
#	Hyundai Greenfood Co. Ltd.	202,636	1,684,813
	Hyundai Home Shopping Network Corp.	26,589	1,596,073
	Hyundai HT Co. Ltd.	8,282	63,390
	Hyundai Livart Furniture Co. Ltd.	50,975	692,804
	Hyundai Marine & Fire Insurance Co. Ltd.	153,436	3,450,727
*	Hyundai Mipo Dockyard Co. Ltd.	6,685	434,758
	Hyundai Motor Securities Co. Ltd.	76,683	833,009
	Hyundai Pharmaceutical Co. Ltd.	96,966	492,679
# *	Hyundai Rotem Co. Ltd.	200,316	3,879,131
	Hyundai Wia Corp.	65,353	4,719,520
*	Hyungji Elite, Inc.	17,875	59,915
# * ††	Hyupjin Co. Ltd.	97,584	70,147
	HyVision System, Inc.	58,211	840,142
*	I&C Technology Co. Ltd.	56,987	199,472
#	i3system, Inc.	21,257	310,932
*	iA, Inc.	1,114,285	976,952
	ICD Co. Ltd.	60,918	653,432
# *	Icure Pharm, Inc.	5,160	176,849
	IDIS Holdings Co. Ltd.	1,320	14,490
*	IHQ, Inc.	318,701	505,583
*	Il Dong Pharmaceutical Co. Ltd.	48,363	583,290
	Il Sung Construction Co. Ltd.	26,318	138,393
#	Iljin Diamond Co. Ltd.	30,985	1,004,798

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Iljin Display Co. Ltd.	96,082	$285,226
	Iljin Electric Co. Ltd.	81,571	400,446
#	Iljin Holdings Co. Ltd.	90,465	519,737
	Iljin Power Co. Ltd.	9,780	144,800
	Ilshin Spinning Co. Ltd.	6,575	644,664
# *	Ilshin Stone Co. Ltd.	206,774	492,426
	ilShinbiobase Co. Ltd.	147,117	549,897
#	Ilsung Pharmaceuticals Co. Ltd.	4,137	274,585
#	Ilyang Pharmaceutical Co. Ltd.	59,729	1,525,014
*	IM Co. Ltd.	41,501	34,645
	iMarketKorea, Inc.	74,129	697,832
*	INBIOGEN Co. Ltd.	57,854	184,072
	InBody Co. Ltd.	44,661	1,039,585
*	INCON Co. Ltd.	63,380	100,643
*	Incross Co. Ltd.	17,970	710,528
	INFAC Corp.	1,703	23,211
# *	Infinitt Healthcare Co. Ltd.	60,954	372,809
* ††	Infinity NT Co. Ltd.	414,534	129,437
	INITECH Co. Ltd.	34,978	180,893
	Innocean Worldwide, Inc.	40,415	2,034,402
*	Innometry Co. Ltd.	3,145	40,563
	InnoWireless, Inc.	20,746	672,339
# *	Innox Advanced Materials Co. Ltd.	60,779	2,210,154
*	Inscobee, Inc.	313,331	880,010
# *	Insun ENT Co. Ltd.	125,683	1,306,016
	Intekplus Co. Ltd.	17,565	377,427
	Intellian Technologies, Inc.	10,922	667,947
	Intelligent Digital Integrated Security Co. Ltd.	25,863	564,373
# *	Interflex Co. Ltd.	58,701	652,706
#	Interojo Co. Ltd.	37,170	939,366
	Interpark Corp.	265,024	1,520,523
	INTOPS Co. Ltd.	50,901	1,015,277
# *	iNtRON Biotechnology, Inc.	80,956	1,336,800
	Inzi Controls Co. Ltd.	5,304	76,719
	INZI Display Co. Ltd.	20,792	60,235
# *	Iones Co. Ltd.	71,025	526,977
#	IS Dongseo Co. Ltd.	62,228	2,412,864
	ISC Co. Ltd.	45,161	1,021,702
	i-SENS, Inc.	41,405	1,188,084
	ISU Chemical Co. Ltd.	85,119	1,110,109
*	IsuPetasys Co. Ltd.	176,576	625,797
	It’s Hanbul Co. Ltd.	24,577	453,935
*	Jahwa Electronics Co. Ltd.	50,494	808,988
	JASTECH Ltd.	29,488	157,060
*	Jayjun Cosmetic Co. Ltd.	256,148	253,127
	JB Financial Group Co. Ltd.	506,056	3,847,035
#	JC Chemical Co. Ltd.	11,668	101,497
	JC Hyun System, Inc.	50,883	281,834
*	Jcontentree Corp.	23,701	1,422,689
	Jeil Pharmaceutical Co. Ltd.	5,220	151,866
*	Jeju Semiconductor Corp.	124,855	512,932
# *	Jeongsan Aikang Co. Ltd.	126,662	232,220
	Jinro Distillers Co. Ltd.	7,784	209,352
	Jinsung T.E.C.	46,797	479,431
	JLS Co. Ltd.	45,466	295,331
*	JNK Heaters Co. Ltd.	62,635	381,432
*	JNTC Co. Ltd.	3,829	27,072
*	JoyCity Corp.	33,623	315,281
# *	Jusung Engineering Co. Ltd.	178,294	1,718,005

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JVM Co. Ltd.	23,322	$320,438
#	JW Holdings Corp.	175,110	586,773
	JW Life Science Corp.	34,614	479,967
#	JW Pharmaceutical Corp.	61,888	1,239,099
*	JW Shinyak Corp.	56,118	185,725
	JYP Entertainment Corp.	111,262	5,004,052
# *	Kanglim Co. Ltd.	152,155	319,530
	Kangnam Jevisco Co. Ltd.	14,797	316,918
*	Kangstem Biotech Co. Ltd.	66,644	199,843
#	KAON Media Co. Ltd.	56,191	794,887
	KC Co. Ltd.	30,758	603,367
	KC Green Holdings Co. Ltd.	56,962	250,734
	KC Tech Co. Ltd.	48,189	928,963
	KCC Engineering & Construction Co. Ltd.	29,044	248,756
	KCC Glass Corp.	26,167	1,351,132
	KCI Ltd.	23,655	179,129
	KCTC	25,319	140,710
# *	KEC Corp.	384,550	1,224,665
#	KEPCO Engineering & Construction Co., Inc.	52,592	3,193,272
#	KEPCO Plant Service & Engineering Co. Ltd.	45,946	1,644,627
*	KEYEAST Co. Ltd.	58,751	762,344
	KG Chemical Corp.	14,892	433,631
	Kginicis Co. Ltd.	74,270	1,187,465
	KGMobilians Co. Ltd.	78,729	620,415
*	KH Electron Co. Ltd.	208,977	139,004
*	KH FEELUX Co. Ltd.	370,756	963,213
# *	KH Vatec Co. Ltd.	69,748	1,443,388
*	KineMaster Corp.	20,329	296,958
	KINX, Inc.	13,780	564,660
	KISCO Corp.	73,250	564,019
	KISCO Holdings Co. Ltd.	38,757	607,529
	KISWIRE Ltd.	42,608	1,004,444
	KleanNara Co. Ltd.	4,131	15,912
	KL-Net Corp.	61,091	227,643
	KM Corp.	34,364	242,484
*	KMH Co. Ltd.	76,111	586,683
# *	KMW Co. Ltd.	61,705	2,180,427
	Kocom Co. Ltd.	30,712	174,925
#	Koentec Co. Ltd.	88,341	684,865
	Koh Young Technology, Inc.	232,869	3,679,788
#	Kolmar BNH Co. Ltd.	33,466	1,017,948
#	Kolmar Korea Co. Ltd.	62,555	2,391,506
	Kolmar Korea Holdings Co. Ltd.	32,252	637,589
	Kolon Corp.	27,737	842,093
#	Kolon Global Corp.	29,832	666,021
	Kolon Industries, Inc.	70,901	5,425,021
*	Kolon Plastic, Inc.	60,456	847,123
	Komelon Corp.	21,175	220,095
	KoMiCo Ltd.	28,518	1,993,608
*	KONA I Co. Ltd.	19,096	565,398
	Kopla Co. Ltd.	76,189	568,016
#	Korea Alcohol Industrial Co. Ltd.	57,156	681,425
	Korea Asset In Trust Co. Ltd.	230,553	872,371
	Korea Cast Iron Pipe Industries Co. Ltd.	50,364	424,193
*	Korea Circuit Co. Ltd.	51,521	696,807
	Korea District Heating Corp.	12,084	427,681
	Korea Electric Terminal Co. Ltd.	24,601	1,591,988
	Korea Electronic Certification Authority, Inc.	76,475	525,176
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	887,266

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Export Packaging Industrial Co. Ltd.	5,621	$123,976
	Korea Flange Co. Ltd.	70,591	175,807
*	Korea Information & Communications Co. Ltd.	24,722	196,537
*	Korea Line Corp.	710,410	1,721,184
#	Korea Petrochemical Ind Co. Ltd.	14,726	2,340,773
	Korea Real Estate Investment & Trust Co. Ltd.	631,386	1,266,387
#	Korea United Pharm, Inc.	39,784	1,661,833
	Korean Reinsurance Co.	362,651	3,003,097
	Kortek Corp.	40,078	377,595
*	KOSES Co. Ltd.	17,598	186,452
# *	KPM Tech Co. Ltd.	304,770	357,730
*	KPS Corp.	2,345	25,363
	KPX Chemical Co. Ltd.	8,847	437,516
*	KSIGN Co. Ltd.	220,369	436,461
	KSS LINE Ltd.	66,599	679,746
*	KT Alpha Co. Ltd.	74,180	584,257
	KT Skylife Co. Ltd.	93,341	810,001
#	KT Submarine Co. Ltd.	60,071	308,927
	KTB Investment & Securities Co. Ltd.	197,713	1,116,743
	KTCS Corp.	129,498	296,247
	Ktis Corp.	123,991	269,982
*	Kuk Young G&M	152,903	262,564
	Kukbo Design Co. Ltd.	13,600	289,166
	Kukdo Chemical Co. Ltd.	14,435	826,944
	Kukdong Corp.	58,432	127,235
#	Kukdong Oil & Chemicals Co. Ltd.	76,171	282,409
# *	Kuk-il Paper Manufacturing Co. Ltd.	412,206	1,518,821
*	Kum Yang Co. Ltd.	95,714	416,982
*	Kumho Tire Co., Inc.	393,348	1,798,479
	KUMHOE&C Co. Ltd.	82,952	857,429
	Kumkang Kind Co. Ltd.	62,740	423,366
	Kwang Dong Pharmaceutical Co. Ltd.	152,957	1,017,868
	Kwang Myung Electric Co. Ltd.	159,899	422,935
#	Kyeryong Construction Industrial Co. Ltd.	31,006	952,137
	Kyobo Securities Co. Ltd.	73,316	552,265
	Kyongbo Pharmaceutical Co. Ltd.	50,392	429,040
	Kyung Dong Navien Co. Ltd.	29,656	1,702,559
*	Kyung Nam Pharm Co. Ltd.	4,697	24,265
	Kyung Nong Corp.	15,142	172,004
#	Kyungbang Co. Ltd.	47,694	543,730
*	Kyungchang Industrial Co. Ltd.	13,370	43,980
	KyungDong City Gas Co. Ltd.	14,614	294,504
	Kyungdong Pharm Co. Ltd.	73,304	902,621
	Kyung-In Synthetic Corp.	138,849	835,333
#	L&C Bio Co. Ltd.	19,772	579,398
*	Lake Materials Co. Ltd.	68,071	272,258
	LaonPeople, Inc.	2,594	37,963
#	LB Semicon, Inc.	141,058	1,534,643
	LEADCORP, Inc.	79,163	678,519
*	Leaders Cosmetics Co. Ltd.	4,536	15,888
	Lee Ku Industrial Co. Ltd.	11,978	39,939
	LEENO Industrial, Inc.	15,458	2,265,597
*	Leenos Corp.	73,526	89,047
	LF Corp.	76,452	1,198,072
	LG HelloVision Co. Ltd.	132,749	786,973
#	LIG Nex1 Co. Ltd.	48,270	1,935,023
	Lion Chemtech Co. Ltd.	33,546	262,430
	LMS Co. Ltd.	20,005	191,586
# *	Lock & Lock Co. Ltd.	81,854	735,763

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Longtu Korea, Inc.	75,734	$389,776
	LOT Vacuum Co. Ltd.	45,136	564,183
	Lotte Chilsung Beverage Co. Ltd.	15,682	1,958,116
	Lotte Confectionery Co. Ltd.	3,088	340,468
*	Lotte Data Communication Co.	2,515	82,600
	LOTTE Fine Chemical Co. Ltd.	76,511	5,585,905
	Lotte Food Co. Ltd.	1,943	634,992
#	LOTTE Himart Co. Ltd.	43,803	1,041,086
*	Lotte Non-Life Insurance Co. Ltd.	226,584	357,184
#	LS Cable & System Asia Ltd.	42,484	304,930
#	LS Corp.	30,860	1,654,548
#	LS Electric Co. Ltd.	24,930	1,261,726
*	Lutronic Corp.	96,909	1,564,353
*	LVMC Holdings	240,724	691,115
	LX Hausys Ltd.	27,474	1,638,198
	LX International Corp.	115,634	2,695,384
#	LX Semicon Co. Ltd.	50,228	4,722,871
	Maeil Dairies Co. Ltd.	4,163	251,260
	Maeil Holdings Co. Ltd.	22,787	193,402
# *	Maniker Co. Ltd.	577,058	214,320
#	Mcnex Co. Ltd.	57,775	2,149,383
	ME2ON Co. Ltd.	105,695	534,003
#	Mediana Co. Ltd.	46,093	236,978
*	MEDICOX Co. Ltd.	94,604	90,739
# * ††	Medience Co. Ltd.	53,361	212,339
*	Medifron DBT Co. Ltd.	10,923	25,258
*	Medipost Co. Ltd.	46,429	905,150
#	Medy-Tox, Inc.	10,861	1,394,410
# *	Meerecompany, Inc.	18,431	389,978
#	MegaStudy Co. Ltd.	34,794	413,102
	MegaStudyEdu Co. Ltd.	33,455	2,202,463
	MEKICS Co. Ltd.	4,300	34,885
	Meritz Financial Group, Inc.	11,015	315,065
	Meritz Fire & Marine Insurance Co. Ltd.	62,230	1,479,190
	META BIOMED Co. Ltd.	84,496	222,342
*	Mgame Corp.	82,559	665,762
	Mi Chang Oil Industrial Co. Ltd.	3,145	213,616
*	MiCo BioMed Co. Ltd.	2,903	29,213
*	MiCo Ltd.	120,402	1,444,905
	Minwise Co. Ltd.	34,635	555,153
	Mirae Asset Life Insurance Co. Ltd.	278,000	1,016,932
	Mirae Asset Venture Investment Co. Ltd.	25,958	187,652
*	Mirae Corp.	7,396	87,318
	Miwon Chemicals Co. Ltd.	3,853	264,117
	Miwon Commercial Co. Ltd.	5,072	901,047
	Miwon Specialty Chemical Co. Ltd.	6,764	1,247,666
	MK Electron Co. Ltd.	65,543	1,057,964
*	MNTech Co. Ltd.	82,096	294,227
*	Mobile Appliance, Inc.	150,262	482,196
# *	MOM’S TOUCH&Co.	111,054	464,786
	Monalisa Co. Ltd.	80,698	274,450
#	MonAmi Co. Ltd.	77,418	310,519
	Moorim P&P Co. Ltd.	100,356	384,981
	Moorim Paper Co. Ltd.	98,251	230,692
#	Motonic Corp.	40,895	390,020
*	Motrex Co. Ltd.	20,315	98,902
*	MP Daesan, Inc.	151,072	106,543
	mPlus Corp.	11,434	135,413
	Mr Blue Corp.	4,494	34,046

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	MS Autotech Co. Ltd.	120,025	$624,797
	Muhak Co. Ltd.	56,713	472,636
#	Multicampus Co. Ltd.	10,891	350,404
*	MyungMoon Pharm Co. Ltd.	128,892	627,325
*	N2Tech Co. Ltd.	16,543	29,616
*	Naintech Co. Ltd.	11,578	32,086
#	Nam Hwa Construction Co. Ltd.	30,178	239,442
#	Namhae Chemical Corp.	91,931	1,056,983
*	NamKwang Engineering & Construction Co. Ltd.	2,218	28,972
# *	Namsun Aluminum Co. Ltd.	285,935	719,860
	Namsung Corp.	22,310	64,879
*	Namu Tech Co. Ltd.	22,466	56,158
*	Namuga Co. Ltd.	36,468	261,656
	Namyang Dairy Products Co. Ltd.	1,212	475,518
*	NanoenTek, Inc.	93,878	579,512
*	Nanos Co. Ltd.	22,823	112,967
	Nasmedia Co. Ltd.	17,192	519,380
*	Nat Games Co. Ltd.	21,949	287,837
# *	Nature & Environment Co. Ltd.	301,292	489,655
*	NDFOS Co. Ltd.	16,993	131,560
	NeoPharm Co. Ltd.	21,714	497,623
*	Neowiz	54,508	1,229,558
*	Neowiz Holdings Corp.	19,937	856,826
# *	NEPES Corp.	73,967	2,224,362
	Newtree Co. Ltd.	2,760	67,809
	Nexen Corp.	108,320	466,070
#	Nexen Tire Corp.	156,544	1,014,907
*	Nexon GT Co. Ltd.	31,371	319,033
*	NEXT BT Co. Ltd.	18,008	25,070
# *	Next Entertainment World Co. Ltd.	74,614	1,097,910
	NextEye Co. Ltd.	197,968	285,094
*	Nexturnbioscience Co. Ltd.	45,576	300,839
*	NHN Corp.	26,956	1,847,005
# *	NHN KCP Corp.	56,859	2,789,833
	NICE Holdings Co. Ltd.	86,345	1,250,132
	Nice Information & Telecommunication, Inc.	24,833	716,578
#	NICE Information Service Co. Ltd.	148,270	2,509,108
	NICE Total Cash Management Co. Ltd.	64,820	308,440
*	NK Co. Ltd.	285,626	275,945
*	NK Mulsan Co. Ltd.	46,671	73,868
	Nong Shim Holdings Co. Ltd.	9,009	596,274
	Nong Woo Bio Co. Ltd.	33,634	342,059
	NongShim Co. Ltd.	6,662	1,615,357
	Noroo Holdings Co. Ltd.	9,344	97,638
	NOROO Paint & Coatings Co. Ltd.	39,524	352,675
	NOVAREX Co. Ltd.	1,879	66,864
	NPC	66,771	364,235
*	NS Co. Ltd.	9,047	87,812
	NS Shopping Co. Ltd.	61,077	727,474
*	NSN Co. Ltd.	15,112	16,876
*	nTels Co. Ltd.	37,498	339,191
*	Nuintek Co. Ltd.	5,752	17,488
*	NuriFlex Co. Ltd.	17,628	120,140
*	NUVOTEC Co. Ltd.	153,125	165,269
	Oceanbridge Co. Ltd.	19,278	227,539
	Okong Corp.	14,342	54,097
*	Omnisystem Co. Ltd.	171,440	328,204
	Openbase, Inc.	117,833	326,813
	Opto Device Technology Co. Ltd.	29,480	175,038

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	OptoElectronics Solutions Co. Ltd.	36,198	$1,037,290
*	OPTRON-TEC, Inc.	98,190	712,046
# *	Orbitech Co. Ltd.	96,889	594,607
*	Orientbio, Inc.	437,273	502,115
#	Orion Holdings Corp.	100,901	1,383,350
*	OSANGJAIEL Co. Ltd.	31,541	254,924
	Osstem Implant Co. Ltd.	47,384	5,022,769
# *	Osung Advanced Materials Co. Ltd.	258,797	587,202
	Ottogi Corp.	2,626	1,081,719
#	Paik Kwang Industrial Co. Ltd.	128,714	621,425
*	Pan Entertainment Co. Ltd.	4,885	29,950
*	PANAGENE, Inc.	15,868	50,870
	Pang Rim Co. Ltd.	101,740	236,334
*	Pan-Pacific Co. Ltd.	119,402	278,580
# *	Paradise Co. Ltd.	125,164	1,866,496
	Park Systems Corp.	2,074	210,681
#	Partron Co. Ltd.	174,259	1,399,359
*	Paru Co. Ltd.	26,788	26,083
	Paseco Co. Ltd.	7,922	150,232
#	People & Technology, Inc.	30,908	926,376
#	PharmaResearch Co. Ltd.	21,005	1,657,098
*	PharmGen Science, Inc.	68,340	694,466
*	Pharmicell Co. Ltd.	161,353	1,728,421
*	Philoptics Co. Ltd.	3,285	29,452
*	Philosys Healthcare Co. Ltd.	60,362	57,130
	PI Advanced Materials Co. Ltd.	61,313	2,374,845
	PLAYWITH, Inc.	7,511	72,332
	Point Engineering Co. Ltd.	11,227	33,910
*	POLARIS WORKS, Inc.	11,295	16,916
* ††	POLUS BioPharm, Inc.	42,209	8,297
#	Poongsan Corp.	83,760	2,373,166
	Poongsan Holdings Corp.	26,475	646,231
	POSCO Coated & Color Steel Co. Ltd.	3,402	166,693
#	Posco ICT Co. Ltd.	241,905	1,387,439
	Posco M-Tech Co. Ltd.	108,798	752,331
*	Power Logics Co. Ltd.	109,408	740,543
# *	Prostemics Co. Ltd.	64,485	153,093
#	Protec Co. Ltd.	19,624	453,159
	PS TEC Co. Ltd.	41,635	169,660
#	PSK, Inc.	43,133	1,429,005
	Pulmuone Co. Ltd.	43,102	629,788
*	Puloon Technology, Inc.	4,603	46,723
	Pungkuk Alcohol Industry Co. Ltd.	23,801	357,960
	Pyeong Hwa Automotive Co. Ltd.	39,595	376,226
	QSI Co. Ltd.	1,036	14,264
*	RaonSecure Co. Ltd.	159,690	671,269
*	Ray Co. Ltd/KR	18,972	470,104
	Rayence Co. Ltd.	21,966	247,495
* ††	Redrover Co. Ltd.	111,853	32,844
#	Reyon Pharmaceutical Co. Ltd.	28,614	1,360,317
#	RFHIC Corp.	71,961	1,937,466
*	RFTech Co. Ltd.	114,269	577,724
	RN2 Technologies Co. Ltd.	3,743	53,549
*	Robostar Co. Ltd.	29,213	510,392
*	Robotis Co. Ltd.	9,311	101,963
*	Rorze Systems Corp.	12,806	58,616
#	Rsupport Co. Ltd.	59,819	366,749
	S Net Systems, Inc.	50,152	282,687
#	S&S Tech Corp.	67,602	2,133,631

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	S.Y. Co. Ltd.	134,827	$443,432
	Sajo Industries Co. Ltd.	10,543	431,005
	Sajodaerim Corp.	2,580	61,500
*	Sajodongaone Co. Ltd.	29,518	32,184
# *	Sam Chun Dang Pharm Co. Ltd.	57,699	2,331,032
# *	SAM KANG M&T Co. Ltd.	103,756	1,852,451
	Sam Young Electronics Co. Ltd.	45,179	467,064
#	Sam Yung Trading Co. Ltd.	77,883	1,036,321
	Sambo Corrugated Board Co. Ltd.	7,239	89,274
*	Sambo Motors Co. Ltd.	41,637	231,583
*	Sambu Engineering & Construction Co. Ltd.	221,891	396,052
	Samchully Co. Ltd.	9,076	733,516
#	Samchuly Bicycle Co. Ltd.	34,522	288,671
#	Samho Development Co. Ltd.	75,689	329,646
	SAMHWA Paints Industrial Co. Ltd.	47,612	409,623
	Samick Musical Instruments Co. Ltd.	235,828	367,558
#	Samick THK Co. Ltd.	39,009	399,727
#	Samil Pharmaceutical Co. Ltd.	43,326	301,297
	Samji Electronics Co. Ltd.	37,339	391,235
	Samjin LND Co. Ltd.	98,862	354,098
	Samjin Pharmaceutical Co. Ltd.	40,194	885,760
*	Samkee Corp.	55,391	248,752
*	Sammok S-Form Co. Ltd.	20,777	287,495
#	SAMPYO Cement Co. Ltd.	125,588	536,853
*	Samsung Pharmaceutical Co. Ltd.	267,348	1,338,020
	Samsung Publishing Co. Ltd.	21,784	639,917
	SAMT Co. Ltd.	249,735	1,122,773
	Samwha Capacitor Co. Ltd.	33,372	1,625,603
	Samwha Electric Co. Ltd.	19,700	487,826
	Samyang Corp.	15,031	879,502
#	Samyang Foods Co. Ltd.	14,950	1,047,902
	Samyang Holdings Corp.	16,535	1,457,595
	Samyang Packaging Corp.	1,872	42,319
	Samyang Tongsang Co. Ltd.	5,256	287,197
*	Samyoung Chemical Co. Ltd.	19,509	52,752
#	Sang-A Frontec Co. Ltd.	39,148	2,117,706
*	Sangbo Corp.	96,831	163,232
*	Sangsangin Co. Ltd.	137,397	1,053,042
	Sangsin Energy Display Precision Co. Ltd.	47,374	693,489
	SaraminHR Co. Ltd.	28,185	1,109,153
	Satrec Initiative Co. Ltd.	26,747	1,153,207
	SAVEZONE I&C Corp.	84,187	229,996
*	SBI Investment Korea Co. Ltd.	442,856	670,142
*	SBS Media Holdings Co. Ltd.	113,708	201,382
# *	SBW	962,183	608,716
	SCI Information Service, Inc.	18,181	52,294
# *	S-Connect Co. Ltd.	226,151	353,573
*	SD Biotechnologies Co. Ltd.	20,706	59,143
# *	SDN Co. Ltd.	224,182	432,612
	Seah Besteel Corp.	51,280	951,429
	SeAH Holdings Corp.	3,283	311,928
	SeAH Steel Corp.	5,429	480,754
	SeAH Steel Holdings Corp.	7,011	754,421
	Sebang Co. Ltd.	52,131	557,906
#	Sebang Global Battery Co. Ltd.	24,743	1,739,559
	Secuve Co. Ltd.	194,990	216,952
	Segyung Hitech Co. Ltd.	5,861	121,986
	Sejin Heavy Industries Co. Ltd.	23,264	129,826
	Sejong Industrial Co. Ltd.	53,849	507,411

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Sejong Telecom, Inc.	1,627,463	$809,171
*	Sekonix Co. Ltd.	47,555	336,471
# *	Selvas AI, Inc.	94,564	317,492
	Sempio Foods Co.	11,376	450,679
	Semyung Electric Machinery Co. Ltd.	8,458	38,877
	S-Energy Co. Ltd.	75,802	305,239
#	Seobu T&D	151,133	1,132,671
	Seohan Co. Ltd.	356,090	588,422
# *	Seojin System Co. Ltd.	26,928	796,742
*	Seoul Auction Co. Ltd.	41,464	993,268
	Seoul City Gas Co. Ltd.	777	110,604
*	Seoul Food Industrial Co. Ltd.	1,520,855	428,703
# *	Seoul Pharma Co. Ltd.	22,356	135,041
#	Seoul Semiconductor Co. Ltd.	182,458	2,336,495
	Seoul Viosys Co. Ltd.	1,728	20,858
#	Seoulin Bioscience Co. Ltd.	31,699	610,164
# *	Seowon Co. Ltd.	158,377	290,874
	SEOWONINTECH Co. Ltd.	30,564	167,115
#	Seoyon Co. Ltd.	56,279	757,794
	Seoyon E-Hwa Co. Ltd.	37,029	245,362
	Settle Bank, Inc.	5,871	163,707
	Sewha P&C, Inc.	69,084	104,900
*	Sewon E&C Co. Ltd.	518,090	485,697
††	Sewon Precision Industry Co. Ltd.	25,563	33,183
	SEWOONMEDICAL Co. Ltd.	96,699	352,589
#	SFA Engineering Corp.	80,518	2,435,195
# *	SFA Semicon Co. Ltd.	341,894	1,858,212
	S-Fuelcell Co. Ltd.	5,248	147,712
*	SG Corp.	525,085	310,777
	SGC e Tec E&C Co. Ltd.	4,827	287,182
*	SH Energy & Chemical Co. Ltd.	396,837	371,692
#	Shin Heung Energy & Electronics Co. Ltd.	8,995	506,882
	Shindaeyang Paper Co. Ltd.	7,593	569,983
#	Shinil Electronics Co. Ltd.	324,797	540,835
	Shinsegae Engineering & Construction Co. Ltd.	11,416	373,269
	Shinsegae Food Co. Ltd.	6,389	494,700
#	Shinsegae International, Inc.	7,862	1,133,785
	Shinsegae, Inc.	367	78,065
	Shinsung Delta Tech Co. Ltd.	37,353	519,723
*	Shinsung E&G Co. Ltd.	610,324	1,237,884
# *	Shinsung Tongsang Co. Ltd.	217,640	671,583
#	Shinwha Intertek Corp.	111,797	335,229
*	Shinwon Corp.	193,213	569,139
	Shinyoung Securities Co. Ltd.	18,479	994,037
*	SHOWBOX Corp.	131,610	784,488
*	Signetics Corp.	215,282	323,318
#	SIGONG TECH Co. Ltd.	41,291	223,622
#	Silla Co. Ltd.	28,011	308,056
	SIMMTECH Co. Ltd.	66,827	1,761,253
	SIMPAC, Inc.	57,924	391,507
*	Sindoh Co. Ltd.	20,858	588,071
	Sinil Pharm Co. Ltd.	1,768	18,521
*	SinSin Pharmaceutical Co. Ltd.	32,598	198,996
	SJ Group Co. Ltd.	8,579	179,232
	SK D&D Co. Ltd.	37,022	1,002,752
	SK Discovery Co. Ltd.	46,724	1,907,179
	SK Gas Ltd.	7,362	870,356
	SK Networks Co. Ltd.	613,231	2,671,288
*	SK Rent A Car Co. Ltd.	7,490	77,818

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Securities Co. Ltd.	1,565,733	$1,317,813
	SL Corp.	64,177	1,808,252
*	SM Culture & Contents Co. Ltd.	211,274	859,778
# *	SM Entertainment Co. Ltd.	82,240	5,541,014
*	SM Life Design Group Co. Ltd.	66,427	198,283
*	S-MAC Co. Ltd.	949,135	945,061
	SMCore, Inc.	57,045	340,532
*	SMEC Co. Ltd.	110,311	162,528
	SNT Dynamics Co. Ltd.	49,133	390,196
	SNT Energy Co. Ltd.	10,631	200,295
	SNT Holdings Co. Ltd.	27,174	413,174
	SNT Motiv Co. Ltd.	37,176	1,605,165
*	SNU Precision Co. Ltd.	96,862	290,251
*	Solborn, Inc.	54,990	248,268
*	Solid, Inc.	246,322	1,408,430
	Songwon Industrial Co. Ltd.	73,277	1,127,096
# *	Sonokong Co. Ltd.	81,520	205,036
	Soosan Heavy Industries Co. Ltd.	50,388	115,037
	Soulbrain Co. Ltd.	11,225	2,519,688
# *	Soulbrain Holdings Co. Ltd.	19,846	743,378
	SPC Samlip Co. Ltd.	9,586	628,475
	Speco Co. Ltd.	10,580	55,472
#	SPG Co. Ltd.	47,728	404,829
#	Spigen Korea Co. Ltd.	15,793	618,396
* ††	Ssangyong Motor Co.	208,506	185,346
# *	ST Pharm Co. Ltd.	33,206	2,489,015
*	Straffic Co. Ltd.	36,989	193,629
	Suheung Co. Ltd.	24,012	983,330
	Sun Kwang Co. Ltd.	17,965	857,825
*	SundayToz Corp.	24,267	463,910
	Sung Bo Chemicals Co. Ltd.	39,494	144,874
	Sung Kwang Bend Co. Ltd.	79,754	627,995
*	Sungchang Enterprise Holdings Ltd.	228,853	498,000
	Sungdo Engineering & Construction Co. Ltd.	38,063	179,719
#	Sungshin Cement Co. Ltd.	85,630	817,671
#	Sungwoo Hitech Co. Ltd.	225,894	1,168,743
#	Sunjin Co. Ltd.	54,492	604,013
*	Sunny Electronics Corp.	173,358	587,020
*	Suprema, Inc.	22,446	477,570
	SV Investment Corp.	49,457	154,413
*	Synergy Innovation Co. Ltd.	105,399	367,963
*	Synopex, Inc.	300,940	773,289
*	Syntekabio, Inc.	5,700	54,127
	Systems Technology, Inc.	47,722	671,673
#	Tae Kyung Industrial Co. Ltd.	48,311	266,793
	Taekwang Industrial Co. Ltd.	1,278	1,094,020
	Taekyung BK Co. Ltd.	17,292	84,654
* ††	Taewoong Co. Ltd.	56,071	449,844
#	Taeyoung Engineering & Construction Co. Ltd.	85,762	815,874
# *	Taihan Electric Wire Co. Ltd.	1,075,469	2,066,902
*	Taihan Fiberoptics Co. Ltd.	272,501	745,755
*	Taihan Textile Co. Ltd.	1,976	78,060
*	Tailim Packaging Co. Ltd.	63,432	227,344
	TechWing, Inc.	64,250	1,173,315
*	Tego Science, Inc.	8,146	170,088
# *	Telcon RF Pharmaceutical, Inc.	277,957	807,889
*	Telechips, Inc.	41,190	554,086
*	TERA SCIENCE Co. Ltd.	12,533	21,175
#	TES Co. Ltd.	60,845	1,391,606

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Theragen Etex Co. Ltd.	136,488	$758,043
# *	Thinkware Systems Corp.	27,004	404,087
*	TK Chemical Corp.	195,316	1,163,694
	TK Corp.	70,451	709,328
*	TOBESOFT Co. Ltd.	19,357	33,630
	Tokai Carbon Korea Co. Ltd.	21,692	2,320,000
	Tongyang Life Insurance Co. Ltd.	196,641	1,150,552
#	Tongyang, Inc.	631,216	905,744
*	Tonymoly Co. Ltd.	12,425	72,918
*	Top Engineering Co. Ltd.	52,518	335,371
#	Toptec Co. Ltd.	101,155	757,917
*	Tovis Co. Ltd.	56,715	413,032
	TS Corp.	195,168	551,936
*	Tuksu Construction Co. Ltd.	19,294	191,373
*	TY Holdings Co. Ltd.	100,316	2,336,224
*	TYM Corp.	469,563	817,451
#	UBCare Co. Ltd.	111,994	736,230
#	Ubiquoss Holdings, Inc.	35,936	511,722
	Ubiquoss, Inc.	27,583	497,010
*	UIL Co. Ltd.	31,844	73,878
#	Uju Electronics Co. Ltd.	27,556	650,177
	Uni-Chem Co. Ltd.	242,858	288,454
*	Unick Corp.	65,151	408,205
	Unid Co. Ltd.	22,821	2,282,086
	Union Materials Corp.	11,306	34,775
	Union Semiconductor Equipment & Materials Co. Ltd.	109,373	1,244,486
	Uniquest Corp.	58,434	517,339
*	Unitekno Co. Ltd.	35,122	360,949
*	UniTest, Inc.	74,969	1,898,033
	UTI, Inc.	20,721	210,235
	V One Tech Co. Ltd.	2,367	17,383
	Value Added Technology Co. Ltd.	33,627	1,168,038
*	Very Good Tour Co. Ltd.	6,630	85,618
	Viatron Technologies, Inc.	49,775	442,091
*	VICTEK Co. Ltd.	91,039	425,869
*	Vidente Co. Ltd.	35,339	439,371
	Vieworks Co. Ltd.	34,857	1,183,638
*	Vina Tech Co. Ltd.	8,741	388,433
#	Visang Education, Inc.	28,996	209,617
	Vitzro Tech Co. Ltd.	13,726	111,147
#	Vitzrocell Co. Ltd.	58,708	820,664
# * ††	VitzroSys Co. Ltd.	4,135	5,308
*	Vivien Corp.	12,352	32,264
*	Vivozon Healthcare, Inc.	57,092	61,011
*	VT GMP Co. Ltd.	34,084	232,745
	Webcash Corp.	13,269	346,028
# *	Webzen, Inc.	59,866	1,385,796
# *	Welcron Co. Ltd.	158,075	573,039
*	Wellbiotec Co. Ltd.	26,400	41,238
#	Wemade Co. Ltd.	85,510	13,380,561
	Whanin Pharmaceutical Co. Ltd.	50,275	772,364
*	WI Co. Ltd.	12,721	17,373
	Wiable Corp.	46,413	122,412
*	WillBes & Co.	276,451	449,133
#	Winix, Inc.	37,501	649,079
*	Winpac, Inc.	16,190	32,190
	Wins Co. Ltd.	26,610	360,873
#	WiSoL Co. Ltd.	84,111	748,069
# *	WIZIT Co. Ltd.	395,737	562,003

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WONIK CUBE Corp.	58,473	$203,601
# *	Wonik Holdings Co. Ltd.	189,560	845,643
#	WONIK IPS Co. Ltd.	65,185	2,262,356
#	Wonik Materials Co. Ltd.	27,417	766,434
*	Wonik Pne Co. Ltd.	48,047	1,422,381
*	Wonik QnC Corp.	62,589	1,351,761
*	Wonpung Mulsan Co. Ltd.	12,366	13,978
	Woojin Plaimm Co. Ltd.	3,881	14,730
	Woojin, Inc.	2,070	17,085
# *	Woongjin Co. Ltd.	9,674	20,028
	Woori Investment Bank Co. Ltd.	1,694,201	1,446,980
# *	Woori Technology, Inc.	601,518	1,133,261
* ††	Wooriro Co. Ltd.	16,683	20,451
	Woorison F&G Co. Ltd.	163,424	324,622
	Woory Industrial Co. Ltd.	28,858	610,774
# *	Woosu AMS Co. Ltd.	106,413	459,552
#	WooSung Feed Co. Ltd.	8,721	224,376
# *	Woowon Development Co. Ltd.	34,932	161,645
	Worldex Industry & Trading Co. Ltd.	49,210	1,029,205
*	Wysiwyg Studios Co. Ltd.	36,786	861,851
	Y G-1 Co. Ltd.	71,199	528,127
# * ††	Y2 Solution Co. Ltd.	88,983	34,838
*	Yapex, Inc.	100,279	170,394
# *	YBM NET, Inc.	18,867	98,935
*	Y-entec Co. Ltd.	25,880	270,859
	Yeong Hwa Metal Co. Ltd.	23,862	40,611
*	Yest Co. Ltd.	54,484	678,444
*	YG Entertainment, Inc.	46,410	2,797,312
*	YG PLUS	39,450	257,935
*	YIK Corp.	98,562	450,295
*	YJM Games Co. Ltd.	191,657	423,762
	YMC Co. Ltd.	59,676	454,169
*	YMT Co. Ltd.	11,270	201,252
	Yonwoo Co. Ltd.	12,390	259,716
	Yoosung Enterprise Co. Ltd.	80,477	232,794
	Youlchon Chemical Co. Ltd.	42,815	807,143
	Young Poong Corp.	730	428,643
	Young Poong Precision Corp.	42,425	365,540
	Youngone Corp.	29,631	1,134,128
	Youngone Holdings Co. Ltd.	25,026	1,007,522
*	YoungWoo DSP Co. Ltd.	125,945	229,518
	YTN Co. Ltd.	73,837	220,056
	Yuanta Securities Korea Co. Ltd.	365,480	1,411,502
	YuHwa Securities Co. Ltd.	96,255	228,388
*	Yujin Robot Co. Ltd.	83,545	237,600
# *	Yungjin Pharmaceutical Co. Ltd.	392,686	1,576,634
	Yuyu Pharma, Inc.	6,028	38,342
	Zeus Co. Ltd.	30,875	550,421
	Zinus, Inc.	26,061	1,745,447

TOTAL SOUTH KOREA			815,278,836

TAIWAN — (16.4%)
#	ABC Taiwan Electronics Corp.	320,977	330,145
	Abico Avy Co. Ltd.	474,841	441,186
	Ability Enterprise Co. Ltd.	926,293	651,672
# *	Ability Opto-Electronics Technology Co. Ltd.	280,776	731,277
#	AcBel Polytech, Inc.	1,634,599	2,037,238
#	ACES Electronic Co. Ltd.	392,000	670,440
*	Acon Holding, Inc.	815,000	224,486

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Acter Group Corp. Ltd.	191,490	$1,278,539
	Action Electronics Co. Ltd.	729,000	365,653
#	ADATA Technology Co. Ltd.	908,879	2,723,473
#	Addcn Technology Co. Ltd.	94,299	859,375
	Advanced Ceramic X Corp.	179,000	2,217,302
#	Advanced International Multitech Co. Ltd.	475,000	1,352,480
*	Advanced Optoelectronic Technology, Inc.	457,000	401,859
	Advanced Power Electronics Corp.	113,000	425,840
#	Advancetek Enterprise Co. Ltd.	1,257,519	1,135,270
	AEON Motor Co. Ltd.	11,359	16,177
	Aerospace Industrial Development Corp.	2,358,000	2,392,577
# *	AGV Products Corp.	1,674,433	612,281
	Airmate Cayman International Co. Ltd.	38,719	27,517
# *	ALI Corp.	827,775	847,600
	All Ring Tech Co. Ltd.	41,000	161,622
#	Allied Circuit Co. Ltd.	113,000	585,490
#	Allis Electric Co. Ltd.	640,367	546,663
#	Alltek Technology Corp.	717,355	781,541
#	Alltop Technology Co. Ltd.	57,774	329,410
#	Alpha Networks, Inc.	1,759,158	1,709,037
#	Altek Corp.	1,105,945	1,499,048
#	Amazing Microelectronic Corp.	262,085	1,931,462
*	Ambassador Hotel	1,252,000	1,364,522
#	Ampire Co. Ltd.	363,000	314,444
#	AMPOC Far-East Co. Ltd.	367,444	506,348
	AmTRAN Technology Co. Ltd.	3,024,951	1,925,369
#	Anderson Industrial Corp.	290,416	110,981
#	Anpec Electronics Corp.	253,007	1,667,168
#	Apac Opto Electronics, Inc.	147,000	162,943
#	Apacer Technology, Inc.	353,325	552,681
#	APAQ Technology Co. Ltd.	202,120	369,751
#	APCB, Inc.	527,000	408,439
#	Apex Biotechnology Corp.	385,483	318,063
#	Apex International Co. Ltd.	562,470	1,581,602
#	Apex Medical Corp.	220,500	210,824
#	Apex Science & Engineering	623,132	240,140
#	Apogee Optocom Co. Ltd.	48,000	122,159
#	Arcadyan Technology Corp.	579,055	2,190,205
	Ardentec Corp.	1,657,274	3,551,140
#	Argosy Research, Inc.	233,396	771,275
#	Asia Electronic Material Co. Ltd.	331,000	246,192
#	Asia Optical Co., Inc.	885,000	2,825,677
*	Asia Pacific Telecom Co. Ltd.	6,978,999	2,063,413
*	Asia Plastic Recycling Holding Ltd.	913,182	240,603
#	Asia Polymer Corp.	1,570,996	2,212,596
#	Asia Tech Image, Inc.	222,000	446,604
	Asia Vital Components Co. Ltd.	1,141,058	3,409,707
#	ASROCK, Inc.	180,000	1,125,162
	ATE Energy International Co. Ltd.	10,274	11,090
	Aten International Co. Ltd.	374,479	1,137,137
#	Audix Corp.	279,600	573,517
#	AURAS Technology Co. Ltd.	273,148	1,570,521
#	Aurona Industries, Inc.	246,000	173,744
	Aurora Corp.	262,349	838,086
	Avalue Technology, Inc.	198,000	351,446
	Awea Mechantronic Co. Ltd.	132,210	162,391
#	Axiomtek Co. Ltd.	244,000	460,151
# *	Azurewave Technologies, Inc.	345,000	269,476
	Bank of Kaohsiung Co. Ltd.	2,442,071	988,852

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Baolong International Co. Ltd.	311,000	$222,563
	Basso Industry Corp.	501,900	777,075
#	BenQ Materials Corp.	650,000	920,970
#	BES Engineering Corp.	5,473,750	1,731,544
#	Bin Chuan Enterprise Co. Ltd.	372,070	330,431
#	Bionet Corp.	132,000	202,752
#	Bionime Corp.	133,000	324,968
#	Biostar Microtech International Corp.	631,975	460,007
	Bioteque Corp.	253,308	998,955
#	Bizlink Holding, Inc.	525,492	4,857,473
	Bon Fame Co. Ltd.	71,000	103,179
#	Bright Led Electronics Corp.	391,520	330,633
#	Brighton-Best International Taiwan, Inc.	1,504,318	1,879,511
#	Browave Corp.	197,000	282,456
#	C Sun Manufacturing Ltd.	546,504	893,531
*	Cameo Communications, Inc.	745,645	360,349
#	Capital Futures Corp.	344,895	479,877
	Capital Securities Corp.	6,576,501	3,589,428
#	Career Technology MFG. Co. Ltd.	1,770,459	1,596,888
#	Carnival Industrial Corp.	415,353	201,934
	Cathay Chemical Works	30,000	25,616
	Cathay Real Estate Development Co. Ltd.	2,197,700	1,541,509
#	Cayman Engley Industrial Co. Ltd.	152,099	355,945
#	CCP Contact Probes Co. Ltd.	137,000	301,554
#	Celxpert Energy Corp.	312,000	521,782
	Center Laboratories, Inc.	1,520,049	3,635,679
#	Central Reinsurance Co. Ltd.	504,380	509,008
# *	Chain Chon Industrial Co. Ltd.	674,000	514,113
#	ChainQui Construction Development Co. Ltd.	451,080	298,048
# *	Champion Building Materials Co. Ltd.	967,851	374,091
#	Chang Wah Electromaterials, Inc.	1,379,350	1,677,919
#	Chang Wah Technology Co. Ltd.	494,170	1,854,200
#	Channel Well Technology Co. Ltd.	744,000	1,089,833
#	Chant Sincere Co. Ltd.	215,000	308,294
	Charoen Pokphand Enterprise	651,985	1,875,562
#	CHC Healthcare Group.	411,000	543,413
	CHC Resources Corp.	346,282	560,887
#	Chen Full International Co. Ltd.	350,000	518,705
#	Chenbro Micom Co. Ltd.	217,000	587,511
#	Cheng Loong Corp.	2,928,383	3,587,585
# *	Cheng Mei Materials Technology Corp.	2,509,900	1,074,871
	Cheng Uei Precision Industry Co. Ltd.	1,467,331	2,039,824
#	Chenming Electronic Technology Corp.	309,437	150,370
	Chia Chang Co. Ltd.	437,000	732,711
#	Chia Hsin Cement Corp.	1,777,121	1,291,422
#	Chian Hsing Forging Industrial Co. Ltd.	138,000	213,153
	Chicony Electronics Co. Ltd.	143,000	408,912
#	Chicony Power Technology Co. Ltd.	561,454	1,409,452
	Chief Telecom, Inc.	3,000	30,798
#	Chieftek Precision Co. Ltd.	235,225	734,140
#	Chien Kuo Construction Co. Ltd.	658,249	310,464
	Chilisin Electronics Corp.	930,380	2,886,398
	Chime Ball Technology Co. Ltd.	106,840	150,488
	China Bills Finance Corp.	3,077,000	1,844,100
#	China Chemical & Pharmaceutical Co. Ltd.	931,000	740,143
#	China Ecotek Corp.	145,000	205,717
	China Electric Manufacturing Corp.	864,959	359,343
#	China Fineblanking Technology Co. Ltd.	159,243	239,702
	China General Plastics Corp.	1,567,461	2,095,315

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	China Glaze Co. Ltd.	310,002	$162,606
#	China Man-Made Fiber Corp.	4,721,390	1,727,219
	China Metal Products	1,152,603	1,327,114
	China Motor Corp.	927,600	2,310,785
# *	China Petrochemical Development Corp.	12,888,150	5,615,777
	China Steel Chemical Corp.	618,554	2,749,190
#	China Steel Structure Co. Ltd.	374,000	746,479
#	China Wire & Cable Co. Ltd.	311,160	303,187
#	Chinese Maritime Transport Ltd.	360,594	730,076
#	Ching Feng Home Fashions Co. Ltd.	544,409	392,350
#	Chin-Poon Industrial Co. Ltd.	1,525,207	1,642,530
#	Chipbond Technology Corp.	2,512,000	5,830,820
	ChipMOS Technologies, Inc.	2,191,076	3,643,446
	Chlitina Holding Ltd.	188,000	1,613,673
#	Chong Hong Construction Co. Ltd.	712,666	1,891,522
#	Chun YU Works & Co. Ltd.	536,000	554,828
#	Chun Yuan Steel Industry Co. Ltd.	1,901,529	1,553,925
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,515,375	2,247,639
	Chung Hung Steel Corp.	306,979	387,330
	Chung Hwa Food Industrial Co. Ltd.	117,535	552,589
# *	Chung Hwa Pulp Corp.	1,649,405	1,320,226
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	326,805
	Chunghwa Precision Test Tech Co. Ltd.	9,000	257,650
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	198,542
	Cleanaway Co. Ltd.	306,000	2,355,952
	Clevo Co.	1,826,200	2,263,851
#	CMC Magnetics Corp.	4,603,498	1,462,038
#	C-Media Electronics, Inc.	48,000	177,088
#	CoAsia Electronics Corp.	441,378	205,826
#	Collins Co. Ltd.	445,431	244,849
	Compeq Manufacturing Co. Ltd.	1,045,000	1,520,739
#	Compucase Enterprise	278,000	311,232
#	Concord Securities Co. Ltd.	2,120,796	903,402
#	Concraft Holding Co. Ltd.	362,841	740,062
#	Continental Holdings Corp.	1,525,320	1,383,563
#	Contrel Technology Co. Ltd.	567,000	403,064
#	Coremax Corp.	288,665	1,788,290
	Coretronic Corp.	1,376,200	2,848,555
#	Co-Tech Development Corp.	829,533	2,240,297
#	Cowealth Medical Holding Co. Ltd.	175,972	156,067
*	Coxon Precise Industrial Co. Ltd.	116,000	55,744
# *	CSBC Corp. Taiwan	1,758,677	1,380,423
	CTCI Corp.	2,350,000	3,079,302
*	C-Tech United Corp.	151,971	131,055
#	Cub Elecparts, Inc.	264,297	1,627,352
#	CviLux Corp.	266,040	459,230
#	Cyberlink Corp.	238,697	777,617
#	CyberPower Systems, Inc.	242,000	657,373
#	CyberTAN Technology, Inc.	1,264,779	1,206,342
#	Cypress Technology Co. Ltd.	169,489	360,706
#	DA CIN Construction Co. Ltd.	1,177,711	1,285,875
	Dadi Early-Childhood Education Group Ltd.	21,357	116,123
	Dafeng TV Ltd.	304,870	474,391
# *	Da-Li Development Co. Ltd.	1,423,747	1,561,516
*	Danen Technology Corp.	429,421	248,328
#	Darfon Electronics Corp.	874,550	1,315,089
*	Darwin Precisions Corp.	1,669,635	669,698
	Davicom Semiconductor, Inc.	44,888	52,338
#	Daxin Materials Corp.	225,200	745,139

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	De Licacy Industrial Co. Ltd.	1,225,511	$676,515
*	Delpha Construction Co. Ltd.	594,346	318,629
	Depo Auto Parts Ind Co. Ltd.	403,000	815,221
††	Der Pao Construction Co. Ltd.	902,078	0
#	Dimerco Data System Corp.	210,097	480,186
#	Dimerco Express Corp.	497,880	1,545,074
#	D-Link Corp.	2,472,668	1,823,580
	Donpon Precision, Inc.	104,000	55,958
#	Draytek Corp.	247,000	250,604
#	Dyaco International, Inc.	142,813	333,917
	DYNACOLOR, Inc.	94,000	123,372
#	Dynamic Electronics Co. Ltd.	992,707	751,125
#	Dynapack International Technology Corp.	548,000	1,894,981
	E & R Engineering Corp.	10,000	22,513
	Eastern Media International Corp.	1,392,235	1,595,439
	ECOVE Environment Corp.	123,000	1,031,591
#	Edimax Technology Co. Ltd.	721,108	280,371
#	Edison Opto Corp.	416,000	313,532
	Edom Technology Co. Ltd.	802,964	983,609
#	eGalax_eMPIA Technology, Inc.	239,094	657,423
	Egis Technology, Inc.	251,000	1,195,446
#	Elan Microelectronics Corp.	1,014,400	6,107,068
#	E-LIFE MALL Corp.	295,000	884,767
#	Elite Advanced Laser Corp.	562,226	1,129,752
#	Elite Semiconductor Microelectronics Technology, Inc.	958,200	4,927,007
#	Elitegroup Computer Systems Co. Ltd.	1,259,254	1,073,584
#	Emerging Display Technologies Corp.	595,000	394,328
#	Ennoconn Corp.	261,485	1,733,642
*	Ennostar, Inc.	2,274,462	5,985,545
	EnTie Commercial Bank Co. Ltd.	2,292,603	1,376,173
#	Eslite Spectrum Corp.	53,000	116,335
#	Eson Precision Ind Co. Ltd.	383,000	921,767
	Eternal Materials Co. Ltd.	3,401,985	4,510,205
	Eurocharm Holdings Co. Ltd.	113,000	632,433
*	Everest Textile Co. Ltd.	1,642,762	575,501
	Evergreen International Storage & Transport Corp.	2,057,000	2,008,759
#	Everlight Chemical Industrial Corp.	1,752,606	1,615,593
	Everlight Electronics Co. Ltd.	1,507,000	2,691,255
# *	Everspring Industry Co. Ltd.	522,000	411,645
	Excellence Opto, Inc.	72,000	75,176
#	Excelsior Medical Co. Ltd.	401,209	798,201
#	EZconn Corp.	159,800	200,871
	Far Eastern Department Stores Ltd.	3,792,000	3,014,839
	Far Eastern International Bank	9,096,256	3,421,157
#	Farglory F T Z Investment Holding Co. Ltd.	447,957	813,934
	Farglory Land Development Co. Ltd.	926,000	2,237,895
# *	Federal Corp.	1,362,238	1,317,710
	Feedback Technology Corp.	131,200	334,512
#	Feng Hsin Steel Co. Ltd.	1,810,100	5,090,689
#	Firich Enterprises Co. Ltd.	181,613	210,121
#	First Hi-Tec Enterprise Co. Ltd.	284,580	654,752
#	First Hotel	713,350	370,903
#	First Insurance Co. Ltd.	956,179	457,331
#	First Steamship Co. Ltd.	2,334,612	1,076,976
#	FIT Holding Co. Ltd.	485,456	582,393
#	FLEXium Interconnect, Inc.	1,386,087	4,802,286
#	Flytech Technology Co. Ltd.	435,309	1,140,560
#	FOCI Fiber Optic Communications, Inc.	199,000	242,301
#	Forest Water Environment Engineering Co. Ltd.	168,132	206,138

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Formosa Advanced Technologies Co. Ltd.	626,000	$852,603
#	Formosa International Hotels Corp.	232,329	1,242,845
# *	Formosa Laboratories, Inc.	363,089	776,879
#	Formosa Oilseed Processing Co. Ltd.	222,567	414,733
#	Formosa Optical Technology Co. Ltd.	137,000	285,168
	Formosa Taffeta Co. Ltd.	490,000	529,002
	Formosan Rubber Group, Inc.	915,952	743,328
#	Formosan Union Chemical	1,403,733	1,030,158
#	Fortune Electric Co. Ltd.	506,078	669,009
#	Founding Construction & Development Co. Ltd.	698,623	475,212
#	Foxsemicon Integrated Technology, Inc.	279,027	2,059,542
	Froch Enterprise Co. Ltd.	776,189	794,766
#	FSP Technology, Inc.	581,427	848,106
#	Fulgent Sun International Holding Co. Ltd.	462,748	1,716,024
#	Fullerton Technology Co. Ltd.	429,600	266,449
# *	Fulltech Fiber Glass Corp.	1,356,313	856,862
	Fusheng Precision Co. Ltd.	37,000	251,168
#	Fwusow Industry Co. Ltd.	839,138	636,857
#	G Shank Enterprise Co. Ltd.	586,281	1,403,125
#	Gamania Digital Entertainment Co. Ltd.	458,000	952,277
# *	GCS Holdings, Inc.	299,000	524,183
#	GEM Services, Inc.	227,570	817,592
#	Gemtek Technology Corp.	1,413,219	1,392,527
	General Interface Solution Holding Ltd.	963,000	3,370,264
#	General Plastic Industrial Co. Ltd.	275,357	259,977
#	Generalplus Technology, Inc.	263,000	621,753
#	Genesys Logic, Inc.	313,000	1,628,317
#	Genius Electronic Optical Co. Ltd.	188,917	2,912,431
#	Genmont Biotech, Inc.	220,000	189,219
#	GeoVision, Inc.	305,096	345,735
	Getac Technology Corp.	1,570,360	2,957,858
	GFC Ltd.	229,600	542,113
# *	Giantplus Technology Co. Ltd.	1,008,900	427,169
	Gigabyte Technology Co. Ltd.	340,800	1,383,891
#	Gigasolar Materials Corp.	20,880	152,553
# *	Gigastorage Corp.	221,965	200,002
	Ginko International Co. Ltd.	183,750	1,333,721
	Global Brands Manufacture Ltd.	1,053,730	1,344,477
#	Global Lighting Technologies, Inc.	332,000	963,457
	Global Mixed Mode Technology, Inc.	273,000	2,212,799
#	Global PMX Co. Ltd.	194,000	1,227,501
	Global Unichip Corp.	243,000	5,244,269
#	Globe Union Industrial Corp.	889,914	492,202
	Gloria Material Technology Corp.	1,580,547	1,207,168
# *	GlycoNex, Inc.	258,000	264,447
#	Gold Circuit Electronics Ltd.	1,542,227	3,694,637
	Goldsun Building Materials Co. Ltd.	3,617,587	3,349,679
	Good Will Instrument Co. Ltd.	238,869	229,078
#	Gourmet Master Co. Ltd.	350,000	1,651,840
#	Grand Fortune Securities Co. Ltd.	854,691	492,009
#	Grand Ocean Retail Group Ltd.	304,000	210,817
#	Grand Pacific Petrochemical	3,500,000	3,406,129
#	Grand Plastic Technology Corp.	84,000	1,099,723
#	GrandTech CG Systems, Inc.	199,750	359,757
#	Grape King Bio Ltd.	463,000	2,698,579
#	Great China Metal Industry	605,000	561,863
	Great Taipei Gas Co. Ltd.	1,444,000	1,721,400
#	Great Tree Pharmacy Co. Ltd.	51,205	378,026
	Great Wall Enterprise Co. Ltd.	2,510,430	4,846,342

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Greatek Electronics, Inc.	1,164,000	$3,335,058
* ††	Green Energy Technology, Inc.	1,570,850	3,389
	GTM Holdings Corp.	500,150	450,038
#	Hannstar Board Corp.	1,838,954	2,761,959
#	HannStar Display Corp.	4,247,505	2,159,671
	HannsTouch Solution, Inc.	2,071,782	887,222
#	Hanpin Electron Co. Ltd.	248,000	252,580
#	Harvatek Corp.	617,949	556,461
	Heran Co. Ltd.	6,000	25,285
#	Hey Song Corp.	1,478,750	1,859,817
	Hi-Clearance, Inc.	92,964	460,096
#	Highlight Tech Corp.	370,281	566,753
	Highwealth Construction Corp.	409,000	660,423
	HIM International Music, Inc.	60,710	192,411
#	Hiroca Holdings Ltd.	234,448	411,748
#	Hitron Technology, Inc.	524,557	396,425
#	Ho Tung Chemical Corp.	3,452,684	1,293,342
#	Hocheng Corp.	1,075,700	551,457
	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	85,988
#	Holiday Entertainment Co. Ltd.	307,800	688,604
#	Holtek Semiconductor, Inc.	682,000	2,534,681
#	Holy Stone Enterprise Co. Ltd.	529,910	2,253,736
	Hong Pu Real Estate Development Co. Ltd.	756,185	591,951
#	Hong TAI Electric Industrial	887,000	845,789
	Hong YI Fiber Industry Co.	478,652	408,801
	Horizon Securities Co. Ltd.	1,165,000	676,744
#	Hota Industrial Manufacturing Co. Ltd.	769,299	2,602,467
	Hotai Finance Co. Ltd.	21,000	66,706
	Hotron Precision Electronic Industrial Co. Ltd.	86,994	187,619
#	Hsin Yung Chien Co. Ltd.	173,255	778,767
	Hsing TA Cement Co.	488,162	369,983
# *	HTC Corp.	416,000	983,067
	Hu Lane Associate, Inc.	276,737	1,339,940
#	HUA ENG Wire & Cable Co. Ltd.	1,069,565	813,784
	Hua Yu Lien Development Co. Ltd.	30,000	54,424
	Huaku Development Co. Ltd.	966,816	3,162,609
#	Huang Hsiang Construction Corp.	458,800	602,879
#	Hung Ching Development & Construction Co. Ltd.	609,000	655,410
	Hung Sheng Construction Ltd.	1,566,251	1,359,487
#	Huxen Corp.	119,244	219,660
#	Hwa Fong Rubber Industrial Co. Ltd.	823,812	475,425
# *	Hwacom Systems, Inc.	362,000	275,362
#	Ibase Technology, Inc.	696,206	976,886
	IBF Financial Holdings Co. Ltd.	8,915,465	5,099,873
#	Ichia Technologies, Inc.	1,000,000	584,242
# *	I-Chiun Precision Industry Co. Ltd.	725,567	1,539,194
#	IEI Integration Corp.	466,832	744,066
	Infortrend Technology, Inc.	864,163	445,702
#	Info-Tek Corp.	302,000	544,018
#	Innodisk Corp.	295,543	2,042,273
#	Inpaq Technology Co. Ltd.	349,950	739,297
#	Insyde Software Corp.	114,000	322,101
#	Intai Technology Corp.	145,400	444,793
#	Integrated Service Technology, Inc.	330,326	614,266
#	IntelliEPI, Inc.	121,000	330,259
	International CSRC Investment Holdings Co.	2,862,363	2,475,512
	International Games System Co. Ltd.	88,000	2,266,912
	Iron Force Industrial Co. Ltd.	178,393	450,950
#	I-Sheng Electric Wire & Cable Co. Ltd.	501,000	766,274

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ITE Technology, Inc.	601,095	$2,254,299
#	ITEQ Corp.	884,040	4,091,971
††	J Touch Corp.	11,000	0
	Jarllytec Co. Ltd.	203,000	386,548
#	Jentech Precision Industrial Co. Ltd.	262,868	3,496,281
	Jess-Link Products Co. Ltd.	379,925	480,999
#	Jih Lin Technology Co. Ltd.	213,000	936,862
#	Jinan Acetate Chemical Co. Ltd.	61,985	223,064
# *	Jinli Group Holdings Ltd.	297,681	154,884
#	Johnson Health Tech Co. Ltd.	221,000	464,087
#	Jourdeness Group Ltd.	137,000	375,199
#	K Laser Technology, Inc.	605,000	438,357
#	Kaimei Electronic Corp.	502,229	1,573,430
#	Kaori Heat Treatment Co. Ltd.	312,197	565,143
#	Kaulin Manufacturing Co. Ltd.	442,330	233,434
#	KEE TAI Properties Co. Ltd.	1,438,473	679,234
#	Kenda Rubber Industrial Co. Ltd.	1,763,845	1,942,611
#	Kenmec Mechanical Engineering Co. Ltd.	763,000	763,828
#	Kerry TJ Logistics Co. Ltd.	799,000	1,248,445
#	Key Ware Electronics Co. Ltd.	302,194	161,384
	Kindom Development Co. Ltd.	1,395,900	1,926,995
	King Chou Marine Technology Co. Ltd.	234,920	294,742
	King Slide Works Co. Ltd.	184,000	2,827,513
#	King Yuan Electronics Co. Ltd.	2,560,979	3,674,722
	King’s Town Bank Co. Ltd.	3,263,701	4,873,295
# *	King’s Town Construction Co. Ltd.	333,074	437,967
	Kinik Co.	428,000	1,163,860
# *	Kinko Optical Co. Ltd.	563,103	597,858
#	Kinpo Electronics	4,482,157	2,096,998
	KMC Kuei Meng International, Inc.	231,253	1,684,885
#	KNH Enterprise Co. Ltd.	589,020	468,305
#	KS Terminals, Inc.	461,482	1,611,236
	Kung Long Batteries Industrial Co. Ltd.	260,000	1,319,113
#	Kung Sing Engineering Corp.	1,730,290	533,750
#	Kuo Toong International Co. Ltd.	798,648	616,043
#	Kuo Yang Construction Co. Ltd.	729,899	630,286
#	Kwong Fong Industries Corp.	352,691	141,964
	Kwong Lung Enterprise Co. Ltd.	360,000	543,001
#	KYE Systems Corp.	772,672	295,432
#	L&K Engineering Co. Ltd.	635,048	667,784
#	La Kaffa International Co. Ltd.	87,701	311,019
*	LAN FA Textile	805,933	355,396
#	Land Mark Optoelectronics Corp.	334,300	2,151,364
#	Lanner Electronics, Inc.	377,916	676,028
#	Laser Tek Taiwan Co. Ltd.	281,504	303,377
#	Laster Tech Corp. Ltd.	76,741	121,653
#	Leader Electronics, Inc.	262,000	153,177
	Leadtrend Technology Corp.	5,000	24,084
# *	Lealea Enterprise Co. Ltd.	2,737,892	1,138,661
	Ledlink Optics, Inc.	141,300	145,535
#	LEE CHI Enterprises Co. Ltd.	682,000	615,416
#	Lelon Electronics Corp.	317,327	731,150
#	Lemtech Holdings Co. Ltd.	108,055	577,414
*	Leofoo Development Co. Ltd.	93,278	60,515
# *	Li Cheng Enterprise Co. Ltd.	393,108	275,163
*	Li Peng Enterprise Co. Ltd.	1,767,897	660,415
#	Lian HWA Food Corp.	293,868	702,633
#	Lida Holdings Ltd.	257,400	291,682
	Lien Hwa Industrial Holdings Corp.	2,718,905	5,459,581

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lifestyle Global Enterprise, Inc.	72,000	$91,252
# *	Lingsen Precision Industries Ltd.	1,320,506	1,200,103
# *	Long Bon International Co. Ltd.	694,274	447,062
#	Longchen Paper & Packaging Co. Ltd.	2,501,054	2,167,732
#	Longwell Co.	466,000	944,539
#	Lotes Co. Ltd.	212,328	4,423,889
#	Lotus Pharmaceutical Co. Ltd.	189,000	638,806
#	Lu Hai Holding Corp.	196,102	282,457
#	Lucky Cement Corp.	540,000	231,544
#	Lumax International Corp. Ltd.	357,592	915,666
#	Lung Yen Life Service Corp.	609,000	985,366
# *	LuxNet Corp.	323,501	205,720
#	M31 Technology Corp.	22,000	315,283
#	Macauto Industrial Co. Ltd.	189,000	554,229
#	Machvision, Inc.	158,398	1,337,776
#	Makalot Industrial Co. Ltd.	761,481	6,645,704
#	Marketech International Corp.	227,000	954,888
#	Materials Analysis Technology, Inc.	198,041	1,023,112
#	Mayer Steel Pipe Corp.	548,567	597,405
	Maywufa Co. Ltd.	69,322	48,038
#	Mechema Chemicals International Corp.	194,000	1,194,434
#	Meiloon Industrial Co.	332,730	334,901
	Mercuries & Associates Holding Ltd.	1,507,165	1,256,100
# *	Mercuries Life Insurance Co. Ltd.	5,773,719	1,904,195
#	Merry Electronics Co. Ltd.	200,914	594,382
#	Mildef Crete, Inc.	195,000	413,276
# *	MIN AIK Technology Co. Ltd.	532,452	424,286
#	Mirle Automation Corp.	655,098	986,077
	Mitac Holdings Corp.	3,643,918	3,771,233
# *	Mobiletron Electronics Co. Ltd.	250,800	546,695
#	MPI Corp.	298,000	1,377,396
#	Nak Sealing Technologies Corp.	229,954	723,771
	Namchow Holdings Co. Ltd.	635,000	1,104,260
#	Nan Kang Rubber Tire Co. Ltd.	1,464,952	2,107,385
#	Nan Liu Enterprise Co. Ltd.	172,000	762,112
	Nan Pao Resins Chemical Co. Ltd.	10,000	50,070
#	Nan Ren Lake Leisure Amusement Co. Ltd.	460,000	253,698
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	281,308
#	Nantex Industry Co. Ltd.	965,606	2,838,996
#	National Aerospace Fasteners Corp.	105,000	221,279
#	National Petroleum Co. Ltd.	227,824	394,158
#	Netronix, Inc.	280,000	575,129
	New Best Wire Industrial Co. Ltd.	195,600	252,839
#	New Era Electronics Co. Ltd.	312,000	252,654
#	Nexcom International Co. Ltd.	537,094	450,620
#	Nichidenbo Corp.	724,417	1,314,710
#	Nidec Chaun-Choung Technology Corp.	116,000	699,065
#	Nien Hsing Textile Co. Ltd.	480,345	360,485
#	Niko Semiconductor Co. Ltd.	218,000	589,052
#	Nishoku Technology, Inc.	132,400	402,738
#	Nova Technology Corp.	47,000	247,874
#	O-Bank Co. Ltd.	2,038,071	571,696
#	Ocean Plastics Co. Ltd.	764,200	909,497
#	OK Biotech Co. Ltd.	182,527	151,996
#	OptoTech Corp.	1,428,804	2,211,183
	Orient Europharma Co. Ltd.	139,000	203,320
*	Orient Semiconductor Electronics Ltd.	1,171,599	1,048,251
# *	Oriental Union Chemical Corp.	2,107,267	1,812,413
#	O-TA Precision Industry Co. Ltd.	257,227	1,612,490

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pacific Construction Co.	1,300,921	$460,635
#	Pacific Hospital Supply Co. Ltd.	240,209	601,924
	Paiho Shih Holdings Corp.	471,365	636,530
#	Pan Jit International, Inc.	1,042,486	4,226,146
#	Pan-International Industrial Corp.	1,625,747	2,376,150
#	Panion & BF Biotech, Inc.	203,449	501,461
*	Paragon Technologies Co. Ltd.	275,246	236,850
#	Parpro Corp.	208,000	194,906
#	PChome Online, Inc.	223,000	1,164,110
#	PCL Technologies, Inc.	220,810	669,986
#	P-Duke Technology Co. Ltd.	213,633	549,610
	Pegavision Corp.	32,000	628,247
	PharmaEngine, Inc.	9,000	19,107
* ††	Pharmally International Holding Co. Ltd.	441,605	168,529
# *	Phihong Technology Co. Ltd.	1,077,401	1,428,494
	Phoenix Tours International, Inc.	168,481	260,086
	Pixart Imaging, Inc.	551,150	3,132,397
	Planet Technology Corp.	160,000	386,171
#	Plastron Precision Co. Ltd.	523,460	250,560
#	Plotech Co. Ltd.	382,000	340,949
#	Polytronics Technology Corp.	279,124	1,244,413
	Posiflex Technology, Inc.	94,457	309,330
#	Power Wind Health Industry, Inc.	149,314	778,853
#	Poya International Co. Ltd.	130,910	2,344,708
#	President Securities Corp.	3,247,193	2,645,243
	Primax Electronics Ltd.	1,649,000	3,060,459
	Prince Housing & Development Corp.	4,052,644	1,933,522
#	Pro Hawk Corp.	77,000	498,739
††	Prodisc Technology, Inc.	1,707,199	0
	Promate Electronic Co. Ltd.	622,000	868,548
#	Prosperity Dielectrics Co. Ltd.	366,559	717,168
	Qisda Corp.	3,609,900	4,032,982
	QST International Corp.	216,000	457,669
#	Qualipoly Chemical Corp.	339,048	501,381
#	Quang Viet Enterprise Co. Ltd.	220,000	997,300
#	Quanta Storage, Inc.	837,000	1,167,059
#	Quintain Steel Co. Ltd.	795,823	584,255
	Radiant Opto-Electronics Corp.	747,000	2,617,266
	Radium Life Tech Co. Ltd.	2,761,242	1,044,826
#	Rafael Microelectronics, Inc.	111,821	1,367,076
	Rechi Precision Co. Ltd.	1,289,181	865,776
#	Rexon Industrial Corp. Ltd.	549,000	1,322,410
	Rich Development Co. Ltd.	2,360,036	777,357
#	RichWave Technology Corp.	327,460	3,405,106
*	Right WAY Industrial Co. Ltd.	119,384	45,838
*	Ritek Corp.	2,851,867	1,004,271
# *	Roo Hsing Co. Ltd.	1,788,000	543,302
*	Rotam Global Agrosciences Ltd.	50,268	40,432
#	Ruentex Engineering & Construction Co.	194,540	867,973
	Ruentex Industries Ltd.	447,200	1,745,099
	Samebest Co. Ltd.	15,420	18,974
#	Sampo Corp.	1,387,861	1,478,179
#	San Fang Chemical Industry Co. Ltd.	805,647	626,242
#	San Far Property Ltd.	626,510	343,008
#	San Shing Fastech Corp.	445,875	945,395
	Sanitar Co. Ltd.	212,000	266,357
#	Sanyang Motor Co. Ltd.	2,073,628	2,020,735
	Savior Lifetec Corp.	17,000	12,501
#	SCI Pharmtech, Inc.	240,474	674,716

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Scientech Corp.	231,000	$573,356
#	SDI Corp.	530,000	3,169,529
#	Sea Sonic Electronics Co. Ltd.	45,000	129,020
#	Senao International Co. Ltd.	335,541	384,563
#	Senao Networks, Inc.	113,000	378,934
#	Sercomm Corp.	865,000	1,982,875
#	Sesoda Corp.	719,803	795,828
	Shane Global Holding, Inc.	6,000	15,404
#	Shan-Loong Transportation Co. Ltd.	291,000	368,998
#	Sharehope Medicine Co. Ltd.	329,117	321,828
	Sheng Yu Steel Co. Ltd.	482,980	579,872
#	ShenMao Technology, Inc.	355,891	909,555
	Shieh Yih Machinery Industry Co. Ltd.	166,000	67,598
#	Shih Her Technologies, Inc.	173,000	449,397
*	Shih Wei Navigation Co. Ltd.	95,000	140,103
#	Shihlin Electric & Engineering Corp.	1,461,000	2,747,957
	Shin Hai Gas Corp.	1,245	2,161
#	Shin Zu Shing Co. Ltd.	635,943	2,281,450
	Shinih Enterprise Co. Ltd.	71,000	56,752
*	Shining Building Business Co. Ltd.	1,687,814	673,573
	Shinkong Insurance Co. Ltd.	802,131	1,331,173
#	Shinkong Synthetic Fibers Corp.	4,712,395	3,197,045
	Shinkong Textile Co. Ltd.	788,542	1,170,719
#	Shiny Chemical Industrial Co. Ltd.	347,374	1,665,651
*	Shuttle, Inc.	1,355,152	575,101
	Sigurd Microelectronics Corp.	1,559,907	3,297,180
	Silicon Optronics, Inc.	28,000	143,100
#	Sinbon Electronics Co. Ltd.	745,813	6,170,934
	Sincere Navigation Corp.	1,154,139	1,152,694
	Single Well Industrial Corp.	79,224	78,822
#	Sinher Technology, Inc.	213,000	323,705
#	Sinmag Equipment Corp.	181,056	697,411
#	Sinon Corp.	1,626,510	1,425,051
	Sinopower Semiconductor, Inc.	16,000	79,464
#	Sinphar Pharmaceutical Co. Ltd.	180,938	189,903
#	Sinyi Realty, Inc.	943,660	1,130,527
	Sirtec International Co. Ltd.	349,600	329,087
#	Sitronix Technology Corp.	467,879	4,492,445
#	Siward Crystal Technology Co. Ltd.	669,000	809,343
	Soft-World International Corp.	274,000	885,236
#	Solar Applied Materials Technology Corp.	1,661,372	2,994,909
#	Solomon Technology Corp.	490,000	305,932
#	Solteam, Inc.	230,034	571,447
#	Sonix Technology Co. Ltd.	614,000	1,899,547
#	Southeast Cement Co. Ltd.	579,700	380,282
#	Speed Tech Corp.	435,000	1,330,727
#	Spirox Corp.	298,824	308,476
#	Sporton International, Inc.	302,601	2,458,613
	St Shine Optical Co. Ltd.	189,000	2,007,735
#	Standard Chemical & Pharmaceutical Co. Ltd.	321,571	446,539
	Standard Foods Corp.	293,000	546,183
#	Stark Technology, Inc.	399,688	1,016,765
*	Sun Yad Construction Co. Ltd.	210,000	113,636
	Sunjuice Holdings Co. Ltd.	1,000	13,359
#	Sunko INK Co. Ltd.	546,400	336,633
#	SunMax Biotechnology Co. Ltd.	89,000	258,709
#	Sunny Friend Environmental Technology Co. Ltd.	252,000	1,807,859
#	Sunonwealth Electric Machine Industry Co. Ltd.	812,487	1,126,649
#	Sunplus Technology Co. Ltd.	1,808,000	2,411,965

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sunrex Technology Corp.	316,612	$494,220
#	Sunspring Metal Corp.	391,069	395,819
*	Sunty Development Co. Ltd.	42,000	19,518
	Supreme Electronics Co. Ltd.	1,651,602	2,669,934
#	Swancor Holding Co. Ltd.	15,000	53,242
#	Sweeten Real Estate Development Co. Ltd.	674,465	676,245
#	Symtek Automation Asia Co. Ltd.	213,069	776,603
#	Syncmold Enterprise Corp.	434,750	1,104,504
#	Synmosa Biopharma Corp.	880,404	728,796
	Systex Corp.	606,388	1,882,752
#	T3EX Global Holdings Corp.	432,942	2,010,878
#	TA Chen Stainless Pipe	6,855,946	10,848,523
#	Ta Liang Technology Co. Ltd.	170,000	494,923
#	Ta Ya Electric Wire & Cable	2,381,864	2,121,849
#	Ta Yih Industrial Co. Ltd.	106,000	164,254
#	Tah Hsin Industrial Corp.	309,220	696,503
#	TAI Roun Products Co. Ltd.	201,000	113,016
	TA-I Technology Co. Ltd.	432,788	990,607
*	Tai Tung Communication Co. Ltd.	478,267	302,316
	Taichung Commercial Bank Co. Ltd.	16,367,165	7,036,604
#	TaiDoc Technology Corp.	230,470	1,450,354
#	Taiflex Scientific Co. Ltd.	720,340	1,236,717
#	Taimide Tech, Inc.	401,262	589,288
#	Tainan Enterprises Co. Ltd.	263,370	172,361
#	Tainan Spinning Co. Ltd.	4,429,044	3,625,402
#	Tai-Saw Technology Co. Ltd.	235,120	269,337
#	TaiSol Electronics Co. Ltd.	63,000	91,232
#	Taisun Enterprise Co. Ltd.	736,648	722,936
#	Taita Chemical Co. Ltd.	903,646	1,128,157
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	36,872
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	719,470
#	Taiwan Cogeneration Corp.	1,558,566	2,144,308
	Taiwan Fertilizer Co. Ltd.	947,000	2,315,848
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	690,223
	Taiwan FU Hsing Industrial Co. Ltd.	629,000	915,659
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,014,468	2,376,868
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	637,120	1,839,376
††	Taiwan Kolin Co. Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	2,845,991	347,656
	Taiwan Line Tek Electronic	144,185	160,588
#	Taiwan Mask Corp.	197,000	566,150
	Taiwan Navigation Co. Ltd.	824,777	1,044,576
	Taiwan Paiho Ltd.	1,040,287	3,239,718
	Taiwan PCB Techvest Co. Ltd.	1,097,238	1,853,163
#	Taiwan Sakura Corp.	751,803	1,893,298
	Taiwan Sanyo Electric Co. Ltd.	417,400	519,358
	Taiwan Secom Co. Ltd.	204,000	737,743
#	Taiwan Semiconductor Co. Ltd.	816,000	2,397,311
	Taiwan Shin Kong Security Co. Ltd.	1,334,577	1,852,774
	Taiwan Steel Union Co. Ltd.	18,000	51,207
#	Taiwan Styrene Monomer	2,102,209	1,373,025
#	Taiwan Surface Mounting Technology Corp.	1,000,388	4,036,514
#	Taiwan Taxi Co. Ltd.	76,888	200,900
# *	Taiwan TEA Corp.	2,057,897	1,544,973
#	Taiwan Union Technology Corp.	992,000	3,420,597
	Taiyen Biotech Co. Ltd.	383,883	454,974
	Tayih Lun An Co. Ltd.	220,890	138,922
#	TCI Co. Ltd.	377,746	3,069,957
	Te Chang Construction Co. Ltd.	258,206	269,392

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Tehmag Foods Corp.	116,380	$1,250,174
#	Ten Ren Tea Co. Ltd.	140,980	170,547
	Tera Autotech Corp.	91,885	68,122
	Test Research, Inc.	652,820	1,313,670
#	Test Rite International Co. Ltd.	1,139,495	992,023
#	Tex-Ray Industrial Co. Ltd.	311,000	155,490
#	Thinking Electronic Industrial Co. Ltd.	283,204	1,734,741
#	Thye Ming Industrial Co. Ltd.	542,669	640,812
#	Ton Yi Industrial Corp.	2,881,644	1,350,930
#	Tong Hsing Electronic Industries Ltd.	269,976	2,571,191
	Tong Yang Industry Co. Ltd.	1,476,741	1,795,495
# *	Tong-Tai Machine & Tool Co. Ltd.	769,892	443,668
#	TOPBI International Holdings Ltd.	444,096	197,031
	Topco Scientific Co. Ltd.	625,087	3,106,543
	Topco Technologies Corp.	190,720	539,690
#	Topkey Corp.	274,000	1,276,920
#	Topoint Technology Co. Ltd.	579,898	868,760
#	Toung Loong Textile Manufacturing	347,000	442,943
#	TPK Holding Co. Ltd.	1,404,000	2,147,596
	Trade-Van Information Services Co.	255,000	459,409
	Transart Graphics Co. Ltd.	18,000	45,275
	Transcend Information, Inc.	788,000	1,915,136
	Tsang Yow Industrial Co. Ltd.	239,000	190,311
#	Tsann Kuen Enterprise Co. Ltd.	311,686	474,831
	TSC Auto ID Technology Co. Ltd.	107,470	800,426
	TSRC Corp.	2,208,200	2,547,261
#	Ttet Union Corp.	159,000	903,258
#	TTFB Co. Ltd.	38,000	315,648
#	TTY Biopharm Co. Ltd.	843,979	2,087,424
#	Tul Corp.	39,000	211,303
	Tung Ho Steel Enterprise Corp.	2,889,000	4,199,373
	Tung Thih Electronic Co. Ltd.	44,000	319,451
#	TURVO International Co. Ltd.	233,922	872,450
#	TXC Corp.	1,153,053	4,261,421
#	TYC Brother Industrial Co. Ltd.	848,980	609,934
*	Tycoons Group Enterprise	1,750,767	884,097
#	Tyntek Corp.	1,055,039	995,863
#	UDE Corp.	251,000	442,095
#	Ultra Chip, Inc.	266,786	2,080,842
	U-Ming Marine Transport Corp.	1,101,000	2,088,015
*	Union Bank Of Taiwan	8,587,851	3,645,601
#	Unitech Computer Co. Ltd.	385,804	530,549
# *	Unitech Printed Circuit Board Corp.	2,447,937	1,596,663
#	United Integrated Services Co. Ltd.	632,951	4,184,904
	United Orthopedic Corp.	312,935	330,889
#	United Radiant Technology	385,000	217,603
*	United Renewable Energy Co. Ltd.	2,484,437	2,140,238
††	Unity Opto Technology Co. Ltd.	2,760,500	76,685
	Univacco Technology, Inc.	32,000	27,226
#	Universal Cement Corp.	1,697,433	1,258,535
	Universal Microwave Technology, Inc.	207,534	930,600
	Universal Vision Biotechnology Co. Ltd.	38,000	435,375
#	Unizyx Holding Corp.	1,122,430	1,260,577
#	UPC Technology Corp.	2,992,124	2,489,461
#	Userjoy Technology Co. Ltd.	195,587	554,031
#	USI Corp.	2,879,156	3,566,504
# *	Usun Technology Co. Ltd.	209,200	261,702
#	Utechzone Co. Ltd.	203,000	466,521
#	Ve Wong Corp.	556,696	653,381

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ventec International Group Co. Ltd.	42,000	$191,639
	VHQ Media Holdings Ltd.	24,000	10,456
# *	Victory New Materials Ltd. Co.	327,832	123,280
	Visual Photonics Epitaxy Co. Ltd.	598,772	3,039,537
#	Vivotek, Inc.	131,704	350,504
#	Wafer Works Corp.	1,548,251	3,591,189
#	Waffer Technology Corp.	346,000	240,382
#	Wah Hong Industrial Corp.	144,021	145,732
	Wah Lee Industrial Corp.	729,300	2,234,146
#	Walton Advanced Engineering, Inc.	1,160,197	714,966
	WAN HWA Enterprise Co.	401,238	175,405
# *	Ways Technical Corp. Ltd.	189,000	212,189
#	We & Win Development Co. Ltd.	161,000	56,423
	We&Win Diversification Co. Ltd.	95,000	47,829
	Wei Chuan Foods Corp.	1,343,000	1,104,640
††	Wei Mon Industry Co. Ltd.	3,075,282	0
#	Weikeng Industrial Co. Ltd.	1,360,459	1,366,128
#	Well Shin Technology Co. Ltd.	319,000	552,895
	Wha Yu Industrial Co. Ltd.	301,000	174,069
#	Wholetech System Hitech Ltd.	207,000	312,072
#	Winmate, Inc.	140,000	411,377
#	Winstek Semiconductor Co. Ltd.	250,000	273,099
††	Wintek Corp.	5,447,000	67,205
	WinWay Technology Co. Ltd.	3,000	35,934
#	Wisdom Marine Lines Co. Ltd.	1,535,241	3,613,623
#	Wistron NeWeb Corp.	1,176,155	3,283,891
#	Wowprime Corp.	287,000	1,489,169
	WT Microelectronics Co. Ltd.	1,545,450	3,491,821
#	WUS Printed Circuit Co. Ltd.	628,737	642,028
#	XAC Automation Corp.	302,000	274,622
#	XinTec, Inc.	233,000	1,138,211
#	X-Legend Entertainment Co. Ltd.	106,000	205,824
††	XPEC Entertainment, Inc.	192,135	0
#	Xxentria Technology Materials Corp.	502,207	1,220,868
#	YC INOX Co. Ltd.	1,465,609	1,662,324
#	YCC Parts Manufacturing Co. Ltd.	132,000	162,098
#	Yea Shin International Development Co. Ltd.	635,076	480,589
#	Yem Chio Co. Ltd.	1,710,520	935,531
#	Yeong Guan Energy Technology Group Co. Ltd.	320,987	740,465
#	YFC-Boneagle Electric Co. Ltd.	415,000	356,472
	YFY, Inc.	490,212	565,135
#	Yi Jinn Industrial Co. Ltd.	698,284	434,246
# *	Yieh Phui Enterprise Co. Ltd.	3,252,049	2,905,506
#	Yonyu Plastics Co. Ltd.	279,600	354,965
#	Young Fast Optoelectronics Co. Ltd.	369,872	402,216
#	Youngtek Electronics Corp.	415,666	1,265,513
#	Yuanta Futures Co. Ltd.	342,827	604,760
	Yulon Finance Corp.	540,468	3,279,117
	Yulon Motor Co. Ltd.	1,827,056	2,709,150
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	654,218
#	Yungshin Construction & Development Co. Ltd.	390,000	841,188
	YungShin Global Holding Corp.	772,015	1,208,418
	Yungtay Engineering Co. Ltd.	17,000	39,517
	Yusin Holding Corp.	6,721	15,430
	Zeng Hsing Industrial Co. Ltd.	220,107	1,207,613
#	Zenitron Corp.	710,000	735,884
#	Zero One Technology Co. Ltd.	451,000	748,761
	Zhong Yang Technology Co. Ltd.	7,819	13,836
#	Zig Sheng Industrial Co. Ltd.	1,328,732	818,184

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Zinwell Corp.	1,167,586	$828,126
#	Zippy Technology Corp.	427,948	621,133
#	ZongTai Real Estate Development Co. Ltd.	595,849	831,581

TOTAL TAIWAN			866,708,392

THAILAND — (2.5%)
	AAPICO Hitech PCL	90,970	58,120
	AAPICO Hitech PCL	827,632	528,767
	Advanced Information Technology PCL, Class F	685,200	908,575
	AEON Thana Sinsap Thailand PCL	145,000	817,148
	After You PCL	850,300	263,937
	AgriPure Holdings PLC	53,500	13,060
	AI Energy PCL	150,750	22,942
	AJ Plast PCL	519,188	298,847
	Allianz Ayudhya Capital PCL	195,200	225,010
	Alucon PCL	2,200	11,835
	Amanah Leasing PCL	1,161,500	174,317
	Amata Corp. PCL	3,648,010	2,242,731
*	Ananda Development PCL	6,704,700	319,247
	AP Thailand PCL	9,603,216	2,561,244
	Asia Plus Group Holdings PCL	8,534,400	936,193
	Asia Sermkij Leasing PCL	1,504,200	1,824,578
	Asian Insulators PCL	1,590,850	371,554
	Asian Sea Corp. PCL	333,500	158,798
	Asiasoft Corp. PCL	560,600	349,715
	Bangchak Corp. PCL	4,365,900	3,618,240
*	Bangkok Airways PCL	3,037,000	1,061,680
	Bangkok Insurance PCL	198,381	1,667,997
	Bangkok Land PCL	49,448,270	1,639,210
	Bangkok Life Assurance PCL	337,300	302,409
*	Bangkok Ranch PCL	2,178,000	200,849
††	Bangkok Rubber Pub Co.	14,600	0
	BCPG PCL	1,733,700	684,441
*	BEC World PCL	2,255,948	829,430
*	Better World Green PCL	14,328,300	354,078
	BG Container Glass PCL	489,200	166,593
	Brooker Group PCL	3,342,140	76,547
	Cal-Comp Electronics Thailand PCL, Class F	12,037,031	950,411
	CH Karnchang PCL	4,634,800	3,044,938
	Charoong Thai Wire & Cable PCL, Class F	726,000	195,817
	Chayo Group PCL	137,060	49,153
	Chularat Hospital PCL, Class F	19,014,200	2,177,472
	CIMB Thai Bank PCL	7,467,800	202,547
	CK Power PCL	2,947,700	448,607
	Communication & System Solution PCL	1,039,100	62,316
*	Country Group Development PCL	16,318,600	255,727
*	Country Group Holdings PCL	7,187,500	240,432
*	Demco PCL	375,400	54,982
*	Dhipaya Group Holdings PCL	2,171,100	2,698,949
	Diamond Building Products PCL	58,000	12,935
	Do Day Dream PCL	340,400	191,832
	Dod Biotech PCL	85,150	0
*	DOD Biotech PCL	170,300	60,047
*	Dusit Thani PCL	114,500	34,334
	Dynasty Ceramic PCL	17,263,480	1,539,965
*	E for L Aim PCL	32,600,100	225,963
	Eastern Polymer Group PCL, Class F	3,876,300	1,296,675
	Eastern Power Group PCL	1,652,608	303,802
	Eastern Water Resources Development & Management PCL, Class F	2,649,000	806,296

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Ekachai Medical Care PCL	927,600	$226,431
*	Esso Thailand PCL	4,288,300	1,027,409
	Exotic Food PCL, Class F	187,600	100,068
	Forth Corp. PCL	1,383,200	833,692
	Forth Smart Service PCL	1,079,200	364,260
*	General Engineering PCL	2,097,100	26,544
	GFPT PCL	2,205,000	770,828
	Global Green Chemicals PCL, Class F	1,314,600	499,178
* ††	Group Lease PCL	1,644,700	12,082
	Gunkul Engineering PCL	14,622,580	2,379,626
	Haad Thip PCL	253,400	288,280
	Humanica PCL	97,200	31,343
	ICC International PCL	204,600	188,060
	Ichitan Group PCL	2,442,200	802,230
	Infraset PCL	429,100	93,754
	Interlink Communication PCL	955,400	264,889
*	Italian-Thai Development PCL	17,231,827	1,215,173
††	ITV PCL	2,785,600	0
	Jasmine International PCL	8,204,700	707,163
	JKN Global Media PCL	183,600	48,967
	Jubilee Enterprise PCL	289,300	216,218
	JWD Infologistics PCL	1,114,000	493,507
	Kang Yong Electric PCL	6,000	68,168
	Karmarts PCL	2,746,100	314,478
	KGI Securities Thailand PCL	1,549,100	308,116
*	Khon Kaen Sugar Industry PCL	7,120,837	828,341
*	Khonburi Sugar PCL	138,500	18,532
	Kiatnakin Phatra Bank PCL	850,500	1,537,859
	Ladprao General Hospital PCL, Class F	60,100	10,505
	Lalin Property PCL	329,400	92,320
	Lam Soon Thailand PCL	1,074,700	179,751
	Lanna Resources PCL	597,250	363,579
	Lee Feed Mill PCL	67,000	5,411
	LH Financial Group PCL	34,547,339	1,530,463
*	Loxley PCL	6,581,976	543,498
	LPN Development PCL	5,815,102	872,725
*	MBK PCL	3,687,274	1,555,695
	MC Group PCL	385,500	109,786
*	MCOT PCL	658,800	143,940
	MCS Steel PCL	1,579,400	690,162
*	MDX PCL	108,900	20,019
	Mega Lifesciences PCL	1,428,200	2,001,395
	Millcon Steel PCL	3,730,168	163,000
	Modernform Group PCL	2,003,800	235,510
*	Mono Next PCL, Class F	5,406,600	249,291
	Muang Thai Insurance PCL	61,288	166,230
	Namyong Terminal PCL	2,073,000	254,889
	Nava Nakorn PCL	1,852,800	140,708
*	Nawarat Patanakarn PCL	2,154,200	68,166
	Netbay PCL	412,100	310,480
	Noble Development PCL	2,058,500	406,334
	Northeast Rubber PCL	2,121,400	489,074
*	Nusasiri PCL	2,408,400	27,581
	Origin Property PCL, Class F	2,819,350	960,104
	Pacific Pipe PCL	192,400	30,441
	PCS Machine Group Holding PCL	1,196,800	194,763
	Plan B Media PCL, Class F	7,385,700	1,424,500
*	Platinum Group PCL, Class F	3,236,300	317,949
	Polyplex Thailand PCL	1,251,550	920,299

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Power Solution Technologies PCL, Class F	7,178,320	$566,781
	Praram 9 Hospital PCL	52,600	17,912
	Precious Shipping PCL	1,822,700	994,225
	Premier Marketing PCL	1,413,900	434,620
	Prima Marine PCL	3,944,200	772,615
*	Principal Capital PCL	1,537,400	202,933
	Property Perfect PCL	37,685,530	522,424
	Pruksa Holding PCL	3,296,800	1,371,079
	PTG Energy PCL	3,706,400	1,742,480
	Pylon PCL	1,586,600	214,208
	Quality Houses PCL	33,402,326	2,315,237
*	Raimon Land PCL	9,678,200	282,916
	Rajthanee Hospital PCL	605,800	607,032
	Ratchaphruek Hospital PCL	146,400	26,692
	Ratchthani Leasing PCL	9,072,255	1,120,960
	Regional Container Lines PCL	883,700	1,165,128
	Rojana Industrial Park PCL	3,373,354	701,458
*	RS PCL	2,017,800	1,064,160
	S 11 Group PCL	1,380,900	280,903
	S Kijchai Enterprise PCL	46,600	9,760
	Sabina PCL	829,900	485,197
	Saha Pathana Inter-Holding PCL	699,100	1,390,510
	Sahakol Equipment PCL	2,553,800	187,788
	Sahamitr Pressure Container PCL	676,000	234,280
	Saha-Union PCL	753,300	749,157
*	Samart Corp. PCL	2,586,300	491,033
*	Samart Telcoms PCL	721,200	141,273
	Sansiri PCL	53,038,010	2,013,950
	Sappe PCL	511,700	393,230
	SC Asset Corp. PCL	7,522,115	811,547
	SCG Ceramics PCL	1,306,100	100,764
	SEAFCO PCL	2,508,302	343,184
	Sena Development PCL	2,107,633	260,417
	Sermsang Power Corp. Co. Ltd.	1,331,480	553,738
*	Siam Wellness Group PCL, Class F	405,300	92,828
	Siamgas & Petrochemicals PCL	2,432,500	1,055,617
*	Simat Technologies PCL	678,300	109,362
*	Singha Estate PCL	14,145,954	861,142
	Sino-Thai Engineering & Construction PCL	4,544,900	1,890,142
	SiS Distribution Thailand PCL	23,400	25,739
	SISB PCL	39,100	11,548
	SNC Former PCL	626,400	266,172
	Somboon Advance Technology PCL	1,259,637	778,198
	Southern Concrete Pile PCL	115,700	21,269
	SPCG PCL	2,079,700	1,115,608
	Sriracha Construction PCL	37,900	19,645
	Srisawad Finance PCL	414,300	390,172
*	Srithai Superware PCL	6,980,200	294,501
	Srivichai Vejvivat PCL	877,300	311,976
*	Star Petroleum Refining PCL	6,886,000	2,178,950
*	STP & I PCL	5,356,064	703,758
	Supalai PCL	4,750,691	3,350,145
	Super Energy Corp. PCL	72,643,500	2,123,535
	Susco PCL	2,546,000	251,665
	SVI PCL	1,290,700	217,823
	Synnex Thailand PCL	181,140	139,202
	Syntec Construction PCL	4,893,200	286,079
	TAC Consumer PCL, Class F	1,679,700	410,022
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	446,546

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Tata Steel Thailand PCL	211,900	$10,601
	Thai Agro Energy PCL	1,506,200	107,124
	Thai Nakarin Hospital PCL	338,300	331,342
	Thai Rayon PCL	40,200	62,088
	Thai Reinsurance PCL	8,213,800	321,794
*	Thai Rubber Latex Group PCL	536,600	41,075
	Thai Solar Energy PCL, Class F	3,485,274	285,691
	Thai Stanley Electric PCL, Class F	152,100	809,030
	Thai Vegetable Oil PCL	1,734,275	1,633,273
	Thai Wacoal PCL	78,000	94,026
	Thai Wah PCL, Class F	2,244,800	375,458
	Thaicom PCL	2,726,000	895,454
	Thaifoods Group PCL	4,336,400	572,393
	Thaire Life Assurance PCL	331,700	30,189
	Thanachart Capital PCL	661,100	702,291
	Thitikorn PCL	807,900	216,690
	Thoresen Thai Agencies PCL	5,332,954	1,864,304
	Tipco Asphalt PCL	2,923,000	1,612,021
	TIPCO Foods PCL	1,167,082	323,579
	TKS Technologies PCL	681,450	252,598
	TMT Steel PCL	1,137,600	370,258
	TPC Power Holding PCL	1,014,800	336,406
	TPI Polene PCL	30,233,900	1,558,049
	TPI Polene Power PCL	10,361,800	1,324,012
	TQM Corp. PCL	314,700	995,811
*	Triton Holding PCL	5,896,200	49,753
*	TTCL PCL	715,340	95,716
	TTW PCL	3,170,000	1,117,728
*	U City PCL, Class F	16,368,114	882,963
	UAC Global PCL	353,200	53,753
	Union Auction PCL	1,151,000	319,120
*	Unique Engineering & Construction PCL	2,628,670	530,764
	United Paper PCL	1,036,800	515,549
*	United Power of Asia PCL	1,651,700	18,417
	Univanich Palm Oil PCL	2,156,800	545,984
	Univentures PCL	3,009,700	370,062
	Vanachai Group PCL	1,881,759	533,068
	Vinythai PCL	924,534	1,058,760
	WHA Corp. PCL	14,214,900	1,447,943
	WHA Utilities and Power PCL	4,811,700	611,930
	Workpoint Entertainment PCL	987,440	672,528

TOTAL THAILAND			129,555,886

TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	897,008	108,972
*	Afyon Cimento Sanayi TAS	570,356	206,152
	Agesa Hayat ve Emeklilik AS, Class A	139,046	282,353
	Akcansa Cimento AS	105,774	172,925
	Aksa Akrilik Kimya Sanayii AS	662,984	1,628,394
# *	Aksa Enerji Uretim AS, Class B	1,100,276	869,250
	Aksigorta AS	321,383	234,915
	Alarko Carrier Sanayii VE Ticaret AS	898	28,191
#	Alarko Holding AS	456,636	451,599
*	Albaraka Turk Katilim Bankasi AS	2,063,168	381,197
#	Alkim Alkali Kimya AS	270,446	482,694
#	Anadolu Anonim Turk Sigorta Sirketi	728,866	451,005
	Anadolu Hayat Emeklilik AS	227,540	222,328
#	Aygaz AS	295,214	560,406
*	Bagfas Bandirma Gubre Fabrikalari AS	26,772	57,623

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Baticim Bati Anadolu Cimento Sanayii AS	1	$2
*	Bera Holding AS	1,221,639	1,210,177
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	458,438	308,898
	Bizim Toptan Satis Magazalari AS	92,284	119,972
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	88,533	223,484
	Borusan Yatirim ve Pazarlama AS	13,102	474,840
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	94,226	229,614
*	Cimsa Cimento Sanayi VE Ticaret AS	201,500	655,583
	Deva Holding AS	128,362	316,986
	Dogan Sirketler Grubu Holding AS	1	0
*	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS	491,010	112,434
	Dogus Otomotiv Servis ve Ticaret AS	117,142	438,989
	Eczacibasi Yatirim Holding Ortakligi AS	2,502	9,743
#	EGE Endustri VE Ticaret AS	4,026	540,406
	EGE Gubre Sanayii AS	529	10,013
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	305,938
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	57,590	698,801
# *	Fenerbahce Futbol AS	128,655	407,912
# *	Global Yatirim Holding AS	877,047	169,869
††	Goldas Kuyumculuk Sanayi AS	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1	4
	Goodyear Lastikleri TAS	243,750	204,329
# *	Gozde Girisim Sermayesi Yatirim Ortakligi AS	506,666	356,951
*	GSD Holding AS	1,030,347	279,830
# *	Hektas Ticaret TAS	1,411,573	1,302,718
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	523,213	46,189
# *	Ihlas Holding AS	4,637,288	270,836
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	441,380	304,142
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	311,954	443,391
# *	Is Finansal Kiralama AS	766,484	245,149
	Is Yatirim Menkul Degerler AS, Class A	444,931	740,315
*	Isiklar Enerji ve Yapi Holding AS	1,781,132	170,760
*	Izmir Demir Celik Sanayi AS	1,216,377	297,801
	Jantsa Jant Sanayi Ve Ticaret AS	10,787	70,241
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	279,029	188,328
*	Karel Elektronik Sanayi ve Ticaret AS	45,535	40,406
*	Karsan Otomotiv Sanayii Ve Ticaret AS	86,706	33,171
	Kartonsan Karton Sanayi ve Ticaret AS	60,835	333,240
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	861,950	122,367
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	212,381
*	Konya Cimento Sanayii AS	330	28,838
# *	Kordsa Teknik Tekstil AS	212,758	611,162
# *	Koza Anadolu Metal Madencilik Isletmeleri AS	526,756	918,935
*	Kutahya Porselen Sanayi AS	7,678	56,988
	Logo Yazilim Sanayi Ve Ticaret AS	278,280	1,235,653
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	142,313	1,066,729
*	Menderes Tekstil Sanayi ve Ticaret AS	325,597	71,128
*	Metro Ticari ve Mali Yatirimlar Holding AS	896,402	120,224
# *	Migros Ticaret AS	266,910	979,571
# * Ω	MLP Saglik Hizmetleri AS	338,477	957,240
*	NET Holding AS	672,126	299,366
*	Netas Telekomunikasyon AS	110,964	198,743
	Nuh Cimento Sanayi AS	271,343	1,229,426
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,185,849	173,529
*	Oyak Cimento Fabrikalari AS	322,162	231,678
*	Parsan Makina Parcalari Sanayii AS	60,935	197,074
	Polisan Holding AS	443,358	127,582
*	Reysas Tasimacilik ve Lojistik Ticaret AS	712,126	380,456
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,194,147	2,293,315

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
# *	Sasa Polyester Sanayi AS	764,998	$2,467,291
# *	Sekerbank Turk AS	3,368,091	352,531
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	348,479
	Tat Gida Sanayi AS	237,110	236,720
*	TAV Havalimanlari Holding AS	215,916	595,660
#	Tekfen Holding AS	547,945	861,011
*	Teknosa Ic Ve Dis Ticaret AS	248,198	159,944
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	265,900	150,533
*	Tumosan Motor ve Traktor Sanayi AS	15,813	26,188
*	Turcas Petrol AS	410,905	151,076
	Turk Prysmian Kablo ve Sistemleri AS	26,111	62,012
	Turk Traktor ve Ziraat Makineleri AS	20,672	355,728
#	Turkiye Sinai Kalkinma Bankasi AS	4,211,717	569,511
	Ulker Biskuvi Sanayi AS	227,811	478,624
#	Vestel Elektronik Sanayi ve Ticaret AS	266,196	707,920
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	411,795	572,538
# *	Zorlu Enerji Elektrik Uretim AS	1,355,034	230,491

TOTAL TURKEY			37,538,108

UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Islamic Bank PJSC	2,366,130	3,767,327
	Abu Dhabi National Insurance Co. PSC	41,099	62,529
*	Abu Dhabi Ship Building Co. PJSC	163,169	197,346
	Agthia Group PJSC	506,683	820,109
*	Air Arabia PJSC	5,768,274	2,187,442
*	Ajman Bank PJSC	391,523	74,376
*	Amanat Holdings PJSC	2,892,817	889,431
*	Amlak Finance PJSC	1,550,731	112,874
* ††	Arabtec Holding PJSC	2,783,626	75,328
	Aramex PJSC	2,333,472	2,783,583
*	Arkan Building Materials Co.	1,694,939	752,467
*	DAMAC Properties Dubai Co. PJSC	3,245,179	1,106,640
	Dana Gas PJSC	9,066,793	2,552,997
*	Deyaar Development PJSC	4,974,003	403,084
*	Dubai Financial Market PJSC	4,379,855	1,216,486
	Dubai Investments PJSC	3,430,217	1,591,163
*	Emaar Development PJSC	1,659,508	1,770,438
*	Emaar Malls PJSC	1,874,550	1,023,198
*	Eshraq Investments PJSC	3,209,731	282,472
*	Gulf Navigation Holding PJSC	1,692,804	121,498
	Islamic Arab Insurance Co.	1,436,722	293,659
*	Manazel PJSC	2,321,552	347,940
	National Central Cooling Co. PJSC	671,827	514,354
*	RAK Properties PJSC	2,768,862	553,160
*	Ras Al Khaimah Cement Investment Public PSC	401,252	724,038
	Ras Al Khaimah Ceramics	364,466	272,663
	SHUAA Capital PSC	1,299,013	236,880
*	Union Properties PJSC	1,796,436	128,781

TOTAL UNITED ARAB EMIRATES			24,862,263

UNITED KINGDOM — (0.0%)
*	Bytes Technology Group PLC	121,363	881,800

TOTAL COMMON STOCKS			5,097,557,730

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
*	Alpargatas SA	193,748	1,326,143

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Banco ABC Brasil SA	321,270	$864,682
Ω	Banco BMG SA	145,400	78,577
	Banco do Estado do Rio Grande do Sul SA Class B	830,761	1,602,996
	Banco Pan SA	143,931	338,928
	Centrais Eletricas Santa Catarina	59,700	719,303
	Cia de Saneamento do Parana	4,294,927	2,830,917
	Cia de Transmissao de Energia Eletrica Paulista	659,178	2,840,499
	Cia Energetica de Sao Paulo Class B	699,320	3,159,690
	Cia Energetica do Ceara Class A	98,239	917,150
	Cia Ferro Ligas da Bahia - FERBASA	196,603	1,651,189
	Cia Paranaense de Energia	2,652,995	2,782,829
	Eucatex SA Industria e Comercio	196,878	277,676
	Grazziotin SA	12,400	99,221
	Marcopolo SA	2,004,511	919,891
	Randon SA Implementos e Participacoes	703,536	1,266,509
	Schulz SA	157,600	230,377
*	Taurus Armas SA	115,400	416,510
	Unipar Carbocloro SA Class B	272,618	3,606,856
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,604,571	3,767,066

TOTAL BRAZIL			29,697,009

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	653,901

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	652,339	569,875

THAILAND — (0.0%)
*	U City PCL	49,104,342	1,701,800

TOTAL PREFERRED STOCKS			32,622,585

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Gafisa SA Rights Exp 06/15/20	1	0
*	Gafisa SA Rights Exp 06/15/20	2	0
*	Ultrapar Participacoes SA Rights 11/03/21	67,438	0

CHILE — (0.0%)
*	Banvida SA Rights Exp 9/24/20	5,722	287

INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	219,977	6,211

SOUTH KOREA — (0.0%)
*	Ascendio Co. Ltd. Rights Exp 11/04/21	11,263	17,927
*	Dong Bang Transport Logistics Rights 12/07/21	12,004	7,807

TOTAL SOUTH KOREA			25,734

TAIWAN — (0.0%)
*	CoreMax Corp. Rights Exp 10/21/21	9,403	27,557
*	Ta Ya Electric Wire & Cable Rights 11/10/21	87,015	11,734

TOTAL TAIWAN			39,291

THAILAND — (0.0%)
*	Banpu PCL 10/01/22	471,400	73,163
*	Banpu PCL 10/01/23	471,400	48,017
*	MBK PCL Warrants 10/27/22	147,491	48,893

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Nfraset PCL Warrants Exp 10/14/21	143,950	$22,775

TOTAL THAILAND			192,848

TOTAL RIGHTS/WARRANTS			264,371

TOTAL INVESTMENT SECURITIES (Cost $3,960,382,989)			5,130,444,686

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@ §	The DFA Short Term Investment Fund	12,375,122	143,180,163

TOTAL INVESTMENTS — (100.0%) (Cost $4,103,547,624)			$5,273,624,849

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
ST	Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	400	12/17/21	$25,186,156	$25,240,000	$53,844

Total Futures Contracts			$25,186,156	$25,240,000	$53,844

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$189,964,479	—	—	$189,964,479
Chile	53,743	$28,644,662	—	28,698,405
China	88,808,409	1,273,676,800	$23,043,993	1,385,529,202
Colombia	8,479,068	—	—	8,479,068
Greece	—	16,354,784	—	16,354,784
Hong Kong	1,120,518	8,861,567	295,125	10,277,210
Hungary	—	4,328,456	—	4,328,456
India	1,286,534	780,623,279	10,843	781,920,656
Indonesia	232,661	89,424,388	1,020,383	90,677,432
Malaysia	—	86,797,023	1,421	86,798,444
Mexico	118,747,907	6,406,078	17,571	125,171,556

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Philippines	—	$54,449,567	$6,363		$54,455,930
Poland	—	60,577,006	—		60,577,006
Qatar	—	27,109,917	—		27,109,917
Russia	$15,459,484	—	—		15,459,484
Saudi Arabia	764,967	138,961,891	—		139,726,858
South Africa	7,373,876	189,829,682	—		197,203,558
South Korea	390,687	813,492,034	1,396,115		815,278,836
Taiwan	—	866,392,584	315,808		866,708,392
Thailand	129,543,804	—	12,082		129,555,886
Turkey	—	37,538,108	—		37,538,108
United Arab Emirates	—	24,786,935	75,328		24,862,263
United Kingdom	—	881,800	—		881,800
Preferred Stocks
Brazil	29,618,432	78,577	—		29,697,009
Chile	—	653,901	—		653,901
Philippines	—	569,875	—		569,875
Thailand	1,701,800	—	—		1,701,800
Rights/Warrants
Chile	—	287	—		287
Indonesia	—	6,211	—		6,211
South Korea	—	25,734	—		25,734
Taiwan	—	39,291	—		39,291
Thailand	—	192,848	—		192,848
Securities Lending Collateral	—	143,180,163	—		143,180,163
Futures Contracts**	53,844	—	—		53,844

TOTAL	$593,600,213	$4,653,883,448	$26,195,032	^	$5,273,678,693

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (nine of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

2 of 2

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: January 5, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: January 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: January 5, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: January 5, 2022

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
The DFA Investment Trust Company

Date: January 5, 2022